UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07589
The Hartford Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a) The Annual Shareholder Reports for each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Value Fund, Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund are filed herewith.

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class A/HEOMX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class A (with 5.50% maximum front-end sales charge)	21.54%	10.13%	10.24%
Class A (without 5.50% maximum front-end sales charge)	28.62%	11.38%	10.96%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOMX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class C/HEONX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	1.94%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class C (with 1.00% contingent deferred sales charge)	26.65%	10.51%	10.41%
Class C (without 1.00% contingent deferred sales charge)	27.65%	10.51%	10.41%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEONX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class I/HEOIX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class I	28.99%	11.70%	11.28%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class R3/HEORX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$161	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R3	28.25%	11.30%	11.03%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEORX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class R4/HEOSX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	0.96%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R4	28.88%	11.56%	11.12%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class R5/HEOTX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$93	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R5	29.06%	11.76%	11.30%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class R6/HEOVX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$79	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class R6	29.18%	11.88%	11.43%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class Y/HEOYX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class Y	29.03%	11.78%	11.35%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Climate Opportunities Fund
Class F/HEOFX
This annual shareholder report contains important information about the Hartford Climate Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$79	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. During the period, within the MSCI ACWI Index (Net), clean energy and energy efficiency companies performed well while electric vehicle companies struggled due to fading demand. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Industrials sector was the primary contributor to relative returns during the period.
  Sector allocation was also positive with strength within the Industrials, Health Care, and Energy sectors.
  Top relative individual contributors over the period were an overweight position in Vertiv Holdings (Industrials), an out-of-benchmark allocation to Acuity Brands (Industrials) and ARM Holdings (Industrials), and an overweight position in Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by selection within the Information Technology, Utilities, Consumer Discretionary and Financials sectors.
  Sector allocation also detracted from results within the Information Technology, Financials, and Communication Services sectors.
  The largest individual relative detractors over the period were not owning benchmark constituent NVIDIA (Information Technology), owning Vestas Wind Systems (Industrials) and overweight positions in Enphase Energy (Information Technology) and Samsung SDI C. (Information Technology).
The views expressed in this section reflect the opinions of the Fund's portfolio managers as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 29, 2016)
Class F	29.19%	11.90%	11.41%
MSCI ACWI Index (Net)	32.79%	11.08%	11.69%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Prior to November 8, 2019, the Fund pursued a modified strategy and Wellington Management Company LLP served as the Fund’s only sub-adviser.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$133,306,341%
Total number of portfolio holdings (excluding derivatives, if any)	$93%
Total investment management fees paid	$834,616%
Portfolio turnover rate	$108%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	47.4%
Information Technology	13.1%
Consumer Discretionary	10.1%
Utilities	9.2%
Financials	7.8%
Materials	3.5%
Communication Services	2.3%
Consumer Staples	2.3%
Real Estate	0.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHEOFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class A/HERAX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	21.98%	4.27%	3.63%
Class A (without 5.50% maximum front-end sales charge)	29.08%	5.45%	4.22%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class C/HERCX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$251	2.20%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	27.03%	4.66%	3.44%
Class C (without 1.00% contingent deferred sales charge)	28.03%	4.66%	3.44%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class I/HERIX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.16%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	29.53%	5.80%	4.57%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Funds Management Company, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses for Class I of the Fund as follows: 1.16% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class R3/HERRX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$194	1.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	28.76%	5.17%	3.96%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class R4/HERSX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$166	1.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	28.97%	5.44%	4.23%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class R5/HERTX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$132	1.15%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	29.36%	5.74%	4.47%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class R6/HERVX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$113	0.98%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	29.70%	5.94%	4.70%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class Y/HERYX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$126	1.10%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	29.49%	5.84%	4.62%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Emerging Markets Equity Fund
Class F/HERFX
This annual shareholder report contains important information about the Hartford Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$113	0.98%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging Markets equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI Emerging Markets Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI Emerging Markets Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Financials, Industrials, and Consumer Staples sectors.
  Top individual contributors over the period were out-of-benchmark allocation to International Games System (Communication Services) and overweight positions in Power Finance Corporation (Financials) and JD.com (Consumer Discretionary).
  The Fund’s underweight allocation to the Energy and Materials sectors contributed to relative performance.
Top Detractors to Performance
  Security selection within the Communication Services and Utilities sectors detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Hon Hai Precision Industry (Information Technology), an overweight position in NAVER (Communication Services) and an out-of-benchmark allocation to PTT Exploration and Production (Energy).
  Sector allocation, a result of our quantitative security selection process, was a detractor to relative performance during the period due to the Fund’s underweight allocations to the Information Technology and Communication Services sectors.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	29.63%	5.96%	4.68%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to May 7, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$358,958,860%
Total number of portfolio holdings (excluding derivatives, if any)	$215%
Total investment management fees paid	$3,416,866%
Portfolio turnover rate	$113%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	27.8%
Taiwan	17.4%
India	16.6%
South Korea	11.7%
Brazil	4.3%
Saudi Arabia	3.6%
Thailand	3.1%
United Arab Emirates	2.7%
South Africa	2.6%
Malaysia	1.8%
Other**	7.5%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHERFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class A/HGXAX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class A (with 5.50% maximum front-end sales charge)	24.29%	6.54%	8.24%
Class A (without 5.50% maximum front-end sales charge)	31.52%	7.75%	9.04%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class C/HGXCX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	1.94%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class C (with 1.00% contingent deferred sales charge)	29.52%	6.96%	8.30%
Class C (without 1.00% contingent deferred sales charge)	30.52%	6.96%	8.30%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class I/HGXIX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class I	31.86%	8.10%	9.42%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class R3/HGXRX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$163	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R3	31.14%	7.52%	8.91%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class R4/HGXSX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.11%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R4	31.60%	7.86%	9.16%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class R5/HGXTX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$94	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R5	31.90%	8.15%	9.43%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class R6/HGXVX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class R6	32.11%	8.28%	9.55%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXVX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class Y/HGXYX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class Y	31.93%	8.24%	9.50%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Global Impact Fund
Class F/HGXFX
This annual shareholder report contains important information about the Hartford Global Impact Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI ACWI Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection was the primary contributor to relative performance during the period, driven by strong selection within the Industrials, Consumer Discretionary, and Materials sectors.
  Top relative individual contributors over the period were overweight positions in GoDaddy (Information Technology), Trane Technologies (Industrials) and Westinghouse Air Brake Technologies (Industrials).
Top Detractors to Performance
  Security selection within the Financials, Communication Services, and Information Technology sectors detracted from relative performance.
  The largest individual relative detractors over the period were not owning NVIDIA (Information Technology) and overweight positions in Agilon Health (Healthcare) and Globe Life (Financials).
  Sector allocation, a result of our bottom-up stock selection process, was a detractor to relative performance during the period due to the Fund’s overweight allocation to the Healthcare sector and underweight to the Information Technology sector.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (February 28, 2017)
Class F	32.15%	8.31%	9.56%
MSCI ACWI Index (Net)	32.79%	11.08%	10.44%
Performance information for the Fund prior to October 7, 2019 reflects when the Fund operated as a feeder fund in a master feeder structure.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$241,637,586%
Total number of portfolio holdings (excluding derivatives, if any)	$64%
Total investment management fees paid	$1,363,738%
Portfolio turnover rate	$36%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	66.3%
United Kingdom	6.1%
Switzerland	3.5%
Netherlands	3.4%
Japan	3.1%
Taiwan	3.1%
South Africa	2.3%
Brazil	1.5%
Germany	1.3%
India	1.3%
Other**	5.1%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-adviser will continue to use its impact investing criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHGXFX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class A/HDVAX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.96%

Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.48%	4.15%	4.06%
Class A (without 5.50% maximum front-end sales charge)	22.20%	5.33%	4.65%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVAX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class C/HDVCX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.78%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.20%	4.49%	3.86%
Class C (without 1.00% contingent deferred sales charge)	21.20%	4.49%	3.86%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVCX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class I/HDVIX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.64%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	22.55%	5.68%	5.01%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVIX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class R3/HDVRX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.25%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	21.84%	5.04%	4.37%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVRX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class R4/HDVSX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	0.96%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	22.19%	5.33%	4.66%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVSX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class R5/HDVTX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$73	0.66%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	22.55%	5.66%	4.97%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVTX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class R6/HDVVX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.55%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	22.74%	5.78%	5.17%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVVX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class Y/HDVYX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.65%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	22.52%	5.65%	5.06%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVYX_1024

Annual Shareholder Report
October 31, 2024
Hartford International Equity Fund
Class F/HDVFX
This annual shareholder report contains important information about the Hartford International Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$60	0.54%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), rose over the trailing twelve-month period ending October 31, 2024, supported by easing inflation and interest rate cuts. Despite mixed economic indicators and geopolitical tensions, such as leadership changes in major countries and conflict in the Middle East, resilient labor markets and lower energy prices bolstered market sentiment. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within the Communication Services, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  The Fund’s exposure to what we consider to be higher quality companies contributed to relative results.
  Top individual contributors over the period were out-of-benchmark positions in Spotify Technology (Communication Services) and ARM (Information Technology), as well as an overweight position in Taiwan Semiconductor (Information Technology).
Top Detractors to Performance
  Sector allocation, a result of our bottom-up stock selection process, was the primary detractor to relative performance during the period due to the Fund’s underweight allocation to the Financials sector and overweight allocations to the Consumer Staples and Information Technology sectors.
  Security selection was also a detractor to relative performance during the period, driven by weak selection within the Industrials, Financials, and Energy sectors.
  From a style perspective, the Fund’s exposure to lower-beta names detracted from relative performance. Beta is a measure of risk that indicates the price sensitivity of a security or a portfolio relative to a specified market index.
  The largest individual detractors over the period were overweight positions in Heineken (Consumer Staples) and Davide Campari-Milan (Consumer Staples), as well as an out-of-benchmark position in Lululemon Athletica (Consumer Discretionary).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	22.63%	5.79%	5.10%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance information for the Fund prior to August 13, 2015 reflects when the Fund pursued a modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$619,794,974%
Total number of portfolio holdings (excluding derivatives, if any)	$467%
Total investment management fees paid	$2,917,050%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	13.6%
France	8.1%
United Kingdom	8.1%
China	6.7%
Germany	6.5%
United States	6.0%
Taiwan	5.5%
India	4.5%
Canada	4.2%
Netherlands	3.7%
Other**	29.3%
Short-Term Investments	1.1%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDVFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class A/HNCAX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.30%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$15,031 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	17.08%	3.29%	4.16%
Class A (without 5.50% maximum front-end sales charge)	23.90%	4.46%	4.75%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class C/HNCCX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.05%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$14,757 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	21.96%	3.68%	3.97%
Class C (without 1.00% contingent deferred sales charge)	22.96%	3.68%	3.97%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class I/HNCJX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.98%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$16,407 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	24.32%	4.79%	5.08%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCJX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class R3/HNCRX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$175	1.57%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$15,483 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	23.54%	4.18%	4.47%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class R4/HNCSX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$142	1.27%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$15,956 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	23.86%	4.48%	4.78%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class R5/HNCTX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$16,461 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	24.37%	4.82%	5.11%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class R6/HNCUX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$16,609 ending value
MSCI ACWI ex USA Growth Index (Net)
$10,000 starting value
$17,010 ending value
MSCI ACWI ex USA Index (Net)
$10,000 starting value
$15,972 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	24.41%	4.93%	5.20%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCUX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class Y/HNCYX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$412,459 ending value
MSCI ACWI ex USA Growth Index (Net)
$250,000 starting value
$425,254 ending value
MSCI ACWI ex USA Index (Net)
$250,000 starting value
$399,309 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	24.38%	4.82%	5.13%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Growth Fund
Class F/HNCFX
This annual shareholder report contains important information about The Hartford International Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$95	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the U.S., Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI ACWI ex USA Growth Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative performance during the period, driven by selection within the Communication Services, Information Technology, and Healthcare sectors.
  Sector allocation, a result of our bottom-up stock selection process, contributed to relative returns during the period. An underweight allocation to the Consumer Staples sector and an overweight to the Information Technology sector aided relative returns the most.
  Top individual contributors over the period were out-of-benchmark positions in Spotify (Communication Services) and ARM Holdings (Information Technology), as well as an overweight position in Schneider Electric (Industrials).
Top Detractors to Performance
  Weak security selection within the Consumer Discretionary, Consumer Staples, and Financials sectors detracted from relative performance during the period.
  Overweight allocations to the Consumer Discretionary and Energy sectors detracted from relative returns.
  The largest individual detractors over the period were out-of-benchmark positions in Lululemon Athletica (Consumer Discretionary) and Schlumberger (Energy), as well as an overweight position in Davide Campari-Milano (Consumer Staples).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,656,084 ending value
MSCI ACWI ex USA Index (Net)
$1,000,000 starting value
$1,597,235 ending value
MSCI ACWI ex USA Growth Index (Net)
$1,000,000 starting value
$1,701,015 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	24.43%	4.93%	5.17%
MSCI ACWI ex USA Growth Index (Net)	25.17%	5.22%	5.46%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI ACWI ex USA Growth Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI ACWI ex USA Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$303,352,987%
Total number of portfolio holdings (excluding derivatives, if any)	$42%
Total investment management fees paid	$2,481,814%
Portfolio turnover rate	$31%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	11.4%
France	10.2%
Taiwan	9.4%
Netherlands	8.6%
Germany	8.5%
United Kingdom	8.4%
United States	7.3%
Denmark	6.3%
Italy	6.2%
China	5.8%
Other**	16.2%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHNCFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class A/IHOAX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.09%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	16.06%	5.23%	4.39%
Class A (without 5.50% maximum front-end sales charge)	22.82%	6.42%	4.98%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class C/HIOCX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.87%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.89%	5.62%	4.20%
Class C (without 1.00% contingent deferred sales charge)	21.89%	5.62%	4.20%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIOCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class I/IHOIX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.78%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	23.27%	6.76%	5.32%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class R3/IHORX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.41%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	22.46%	6.08%	4.68%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHORX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class R4/IHOSX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$123	1.10%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	22.82%	6.41%	5.00%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class R5/IHOTX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	23.19%	6.74%	5.31%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class R6/IHOVX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	23.32%	6.85%	5.42%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class Y/HAOYX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.79%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	23.20%	6.77%	5.37%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAOYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Opportunities Fund
Class F/IHOFX
This annual shareholder report contains important information about The Hartford International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$77	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation, a result of the investment team’s bottom-up stock selection process, contributed to relative performance mainly driven by the Fund’s overweight to the Information Technology sector and underweight allocations to the Consumer Staples and Materials sectors.
  Security selection within the Communication Services, Consumer Discretionary, and Real Estate sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Taiwan Semiconductor (Information Technology) and UniCredit S.p.A. (Financials), along with an out-of-benchmark position in Spotify Technology (Communication Services).
Top Detractors to Performance
  An overweight allocation to the Energy sector and an underweight to the Financials sector detracted from relative performance.
  Security selection within the Financials, Information Technology, and Utilities sectors detracted from relative results during the period.
  The largest individual detractors over the period were overweight positions in Reckitt Benckiser (Consumer Staples), RWE (Utilities), and Cenovus Energy (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	23.37%	6.86%	5.40%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,638,056,251%
Total number of portfolio holdings (excluding derivatives, if any)	$88%
Total investment management fees paid	$24,171,195%
Portfolio turnover rate	$43%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	15.4%
United Kingdom	11.7%
Germany	11.3%
Canada	8.7%
United States	7.9%
China	6.0%
France	6.0%
Taiwan	4.2%
Netherlands	3.9%
India	3.6%
Other**	19.3%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AIHOFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class A/HILAX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.17%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,450 starting value
$17,612 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	13.66%	6.76%	5.82%
Class A (without 5.50% maximum front-end sales charge)	20.28%	7.97%	6.42%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class C/HILCX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	1.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$17,357 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	18.41%	7.16%	5.67%
Class C (without 1.00% contingent deferred sales charge)	19.41%	7.16%	5.67%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class I/HILIX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$19,238 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	20.66%	8.28%	6.76%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.10% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class R3/HILRX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$167	1.52%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$18,052 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	19.88%	7.61%	6.08%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class R4/HILSX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$132	1.20%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$18,605 ending value

MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value

MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	20.26%	7.92%	6.41%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class R5/HILTX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$99	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$19,196 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	20.64%	8.28%	6.74%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class R6/HILUX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.81%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$19,390 ending value
MSCI EAFE Index (Net)
$10,000 starting value
$16,714 ending value
MSCI EAFE Value Index (Net)
$10,000 starting value
$15,199 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	20.69%	8.38%	6.85%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILUX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class Y/HILYX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	0.90%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$600,000
$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$482,535 ending value
MSCI EAFE Index (Net)
$250,000 starting value
$417,853 ending value
MSCI EAFE Value Index (Net)
$250,000 starting value
$379,965 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	20.59%	8.30%	6.80%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford International Value Fund
Class F/HILDX
This annual shareholder report contains important information about The Hartford International Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.80%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities rose over the trailing twelve-month period ending October 31, 2024, as measured by the MSCI ACWI ex USA Index (Net). In the period, heightened market volatility coincided with notable central bank policy decisions, major political developments, and an escalating conflict in the Middle East. Lower energy prices helped to ease inflationary pressures, and resilient labor markets in the United States, Europe, and Japan reinforced the view that the global economy could achieve a soft landing. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection contributed to relative results during the period, mainly driven by selection within the Materials, Consumer Discretionary, and Energy sectors.
  Underweight allocation to the Utilities sector, overweight allocation to the Information Technology sector, and underweight allocation to the Healthcare sector contributed to relative performance.
  Top individual contributors over the period were an overweight position in UniCredit (Financials) as well as an out-of-benchmark positions in KB Financial Group (Financials) and BPER Banca (Financials).
Top Detractors to Performance
  Security selection within the Industrials, Healthcare, and Communication Services sectors detracted from relative performance.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, detracted from relative performance. This was due to the Fund’s overweight allocation to the Consumer Discretionary sector and underweight to the Financials sector.
  The largest individual detractors over the period were an overweight position in GSK (Healthcare) as well as out-of-benchmark positions in Yamato Holdings (Industrials) and Burberry Group (Consumer Discretionary).
Derivatives were not used in a significant manner in the Fund during the period and did not have a material impact on performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,938,191 ending value

MSCI EAFE Index (Net)
$1,000,000 starting value
$1,671,413 ending value

MSCI EAFE Value Index (Net)
$1,000,000 starting value
$1,519,860 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	20.80%	8.39%	6.84%
MSCI EAFE Value Index (Net)	22.75%	6.47%	4.28%
MSCI EAFE Index (Net)	22.97%	6.24%	5.27%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The MSCI EAFE Value Index (Net) serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The MSCI EAFE Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,319,371,950%
Total number of portfolio holdings	$240%
Total investment management fees paid	$36,407,774%
Portfolio turnover rate	$19%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	22.6%
France	10.7%
United Kingdom	10.2%
Germany	6.9%
United States	5.6%
South Korea	4.3%
Netherlands	4.2%
Switzerland	4.0%
Italy	3.9%
Brazil	3.8%
Other**	20.0%
Short-Term Investments	0.9%
Other Assets & Liabilities	2.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHILDX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class A/HDBAX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.96%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class A (with 4.50% maximum front-end sales charge)	8.90%	4.07%
Class A (without 4.50% maximum front-end sales charge)	14.04%	6.09%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class C/HDBCX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.63%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class C (with 1.00% contingent deferred sales charge)	12.40%	5.42%
Class C (without 1.00% contingent deferred sales charge)	13.40%	5.42%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class I/HDBIX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class I	14.24%	6.33%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class R5/HDBRX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class R5	14.28%	6.39%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class R6/HDBSX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.64%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class R6	14.41%	6.48%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class Y/HDBYX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.70%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class Y	14.28%	6.38%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Dynamic Bond Fund
Class F/HDBFX
This annual shareholder report contains important information about the Hartford Dynamic Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$66	0.62%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s security selection and overweight allocation to both investment grade credit and high yield credit were the primary contributors to the Fund’s relative performance. These sectors broadly saw positive performance relative to duration-equivalent Treasuries during the trailing twelve months as spreads tightened.
  The Fund’s overweight to and security selection in emerging market corporate and government-related credit positively contributed as well.
  During the period, the Fund employed the tactical use of credit default index swaps to hedge exposure and gain liquid exposure to credit risk, which contributed to relative performance.
Top Detractors to Performance
  The Fund’s duration and yield curve positioning detracted from relative performance over the trailing twelve months, as the Fund was positioned with a lower duration posture than the benchmark over the period.
  Additionally, the Fund did not hold any mortgage-backed securities or commercial mortgage-backed securities which detracted from relative performance.
  During the period, the Fund employed the tactical use of interest rate futures to hedge exposure and gain liquid exposure to credit risk, which modestly detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (June 07, 2022)
Class F	14.40%	6.48%
Bloomberg US Aggregate Bond Index	10.55%	1.53%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,259,609,292%
Total number of portfolio holdings	$131%
Total investment management fees paid	$2,956,189%
Portfolio turnover rate	$656%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
U.S. Government Securities	35.9%
Foreign Government Obligations	0.7%
Short-Term Investments	15.6%
Other Assets & Liabilities	3.0%
Total	100.0%
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHDBFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class A/HLDAX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.18%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,550 starting value
$9,735 ending value
JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$9,942 ending value
Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	4.58%	(1.10)%	(0.27)%
Class A (without 4.50% maximum front-end sales charge)	9.50%	(0.18)%	0.19%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class C/HLDCX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$9,463 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$9,942 ending value

Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.81%	(0.89)%	(0.55)%
Class C (without 1.00% contingent deferred sales charge)	8.81%	(0.89)%	(0.55)%
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class I/HLDIX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.93%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$10,462 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$9,942 ending value

Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	9.88%	0.06%)	0.45%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class R3/HLDRX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.48%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$10,032 ending value

JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$9,942 ending value

Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	9.60%	(0.26)%	0.03%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class R4/HLDSX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$124	1.18%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$10,196 ending value
Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value
JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$9,942 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	9.80%	(0.14)%	0.19%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class R5/HLDTX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$92	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$10,485 ending value
JP Morgan GBI Emerging Markets Global Diversified Index
$10,000 starting value
$9,942 ending value
Bloomberg Global Aggregate Bond Index
$10,000 starting value
$10,230 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	10.20%	0.18%)	0.47%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class Y/HLDYX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.88%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$262,878 ending value
Bloomberg Global Aggregate Bond Index
$250,000 starting value
$255,749 ending value
JP Morgan GBI Emerging Markets Global Diversified Index
$250,000 starting value
$248,550 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	10.02%	0.15%)	0.53%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Emerging Markets Local Debt Fund
Class F/HLDFX
This annual shareholder report contains important information about The Hartford Emerging Markets Local Debt Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.83%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
During the trailing twelve-month period ended October 31, 2024, emerging local markets debt had positive returns, as measured by the JP Morgan GBI Emerging Markets Global Diversified Index. Within the JP Morgan GBI Emerging Markets Global Diversified Index, Emerging Markets (EM) currencies depreciated, while EM rates had positive impact. Middle East/Africa was the best-performing region in the JP Morgan GBI Emerging Markets Global Diversified Index. Fund performance described below is relative to the Fund’s performance index, JP Morgan GBI Emerging Markets Global Diversified Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  An out-of-benchmark allocation to external corporate debt in Turkey, Mexico and Peru contributed to relative performance.
  The Fund’s tactical duration and yield curve positioning was a positive contributor to the Fund’s relative performance over the period.
Top Detractors to Performance
  The Fund’s underweight to the local sovereign debt in Thailand and Indonesia detracted from relative performance.
  The Fund’s underweights to the short- and mid-dated local sovereign debt in South Africa detracted from relative performance.
During the period, the Fund’s use of derivatives was additive to relative performance. The Fund’s interest rate and credit positioning were primarily implemented through cash bond positions and derivatives such as interest rate and total return swaps, credit default swap contracts, and interest rate futures. The investment team used local currency denominated cash bonds, currency forwards (deliverable and non-deliverable), and currency options to express their views on currency.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,055,765 ending value
Bloomberg Global Aggregate Bond Index
$1,000,000 starting value
$1,022,996 ending value
JP Morgan GBI Emerging Markets Global Diversified Index
$1,000,000 starting value
$994,200 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	10.23%	0.20%)	0.54%)
JP Morgan GBI Emerging Markets Global Diversified Index	8.76%	(0.92)%	(0.06)%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%)
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The JP Morgan GBI Emerging Markets Global Diversified Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Global Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$26,891,597%
Total number of portfolio holdings	$642%
Total investment management fees paid	$247,280%
Portfolio turnover rate	$105%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	69.2%
Corporate Bonds	37.7%
Purchased Options	0.4%
Short-Term Investments	0.7%
Other Assets & Liabilities	(8.0)%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHLDFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class A/HFLAX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,700 starting value
$13,914 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	6.42%	3.50%)	3.36%
Class A (without 3.00% maximum front-end sales charge)	9.85%	4.14%)	3.67%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class C/HFLCX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.75%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$13,316 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.97%	3.36%)	2.91%
Class C (without 1.00% contingent deferred sales charge)	8.97%	3.36%)	2.91%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class I/HFLIX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$14,727 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	10.03%	4.40%)	3.95%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class R3/HFLRX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$131	1.25%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$13,983 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	9.43%	3.88%)	3.41%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class R4/HFLSX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	1.00%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$14,342 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	9.73%	4.13%)	3.67%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class R5/HFLTX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$82	0.78%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$14,722 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	9.96%	4.38%)	3.94%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class Y/HFLYX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.75%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$369,097 ending value

Morningstar LSTA US Leveraged Loan Index
$250,000 starting value
$404,221 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	10.02%	4.39%)	3.97%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Floating Rate Fund
Class F/HFLFX
This annual shareholder report contains important information about The Hartford Floating Rate Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$69	0.66%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Morningstar LSTA US Leveraged Loan Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Overall security selection contributed positively to relative performance during the period, driven primarily by selection within the Financial Institutions and Retailers sectors.
  Sector allocation decisions contributed positively to relative performance in the aggregate, primarily driven by the Fund’s overweight allocation to the Wirelines sector and underweight to the Transportation sector.
  The Fund held a position in total return swaps (Markit Iboxx USD Liquid High Yield Index). The Fund’s position was used for liquidity purposes and for tactically adjusting the risk posture of the Fund, and it contributed positively to relative performance during the period. The Fund also used interest rate futures to reduce the duration of high-yield bond holdings during the period which contributed to relative returns.
Top Detractors to Performance
  Security selection in the Consumer Cyclical Services and Leisure sectors detracted from relative performance during the period.
  An underweight to the Health Care sector and an overweight to the Cable and Satellite sector detracted from relative returns during the period.
  The Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. The investment team typically views currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,480,010 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Morningstar LSTA US Leveraged Loan Index
$1,000,000 starting value
$1,616,885 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	10.08%	4.45%)	4.00%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Morningstar LSTA US Leveraged Loan Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,187,127,176%
Total number of portfolio holdings	$367%
Total investment management fees paid	$7,783,061%
Portfolio turnover rate	$61%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Senior Floating Rate Interests	85.2%
Corporate Bonds	4.7%
Exchange-Traded Funds	4.2%
Asset & Commercial Mortgage-Backed Securities	1.9%
Common Stocks	0.4%
Rights	0.2%
Warrants	0.0%†
Other Assets & Liabilities	3.4%
Total	100.0%
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFLFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class A/HAHAX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.95%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,550 starting value
$14,128 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	9.55%	2.88%)	3.52%
Class A (without 4.50% maximum front-end sales charge)	14.71%	3.83%)	3.99%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class C/HAHCX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$13,721 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	12.69%	3.06%)	3.21%
Class C (without 1.00% contingent deferred sales charge)	13.69%	3.06%)	3.21%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class I/HAHIX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$15,180 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	15.00%	4.10%)	4.26%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class R3/HAHRX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.27%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$14,335 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	14.17%	3.50%)	3.67%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class R4/HAHSX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$104	0.97%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$14,798 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	14.50%	3.81%)	4.00%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class R5/HAHTX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$72	0.67%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$15,246 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	14.92%	4.16%)	4.31%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class R6/HAHVX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.55%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$15,209 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg US Corporate High Yield Bond Index
$10,000 starting value
$16,078 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	15.13%	4.12%)	4.28%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class R6 shares commenced operations on March 1, 2021 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class Y/HAHYX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$379,093 ending value

Bloomberg US Corporate High Yield Bond Index
$250,000 starting value
$401,955 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	15.01%	4.06%)	4.25%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford High Yield Fund
Class F/HAHFX
This annual shareholder report contains important information about The Hartford High Yield Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.55%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US Corporate High Yield Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection in the Leisure and Energy sectors contributed positively to relative performance.
  An overweight to the Technology sector and an underweight to the Automotive sector contributed positively to relative returns during the period.
Top Detractors to Performance
  Overall security selection detracted from performance during the period, driven primarily by selection within the Technology and Health Care sectors.
  Sector allocation decisions detracted from performance in the aggregate, primarily driven by the Fund’s underweight allocations to the Pharmaceuticals and Retailers sectors.
  During the period, the Fund employed currency forwards to seek to minimize active currency risk from investments in non-dollar denominated securities. We typically view currency forwards in conjunction with the securities intended to be hedged, and on a standalone basis the currency forwards detracted from relative performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,530,313 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value
Bloomberg US Corporate High Yield Bond Index
$1,000,000 starting value
$1,607,819 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	15.01%	4.23%)	4.35%
Bloomberg US Corporate High Yield Bond Index	16.47%	4.55%)	4.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$437,601,808%
Total number of portfolio holdings	$316%
Total investment management fees paid	$2,093,770%
Portfolio turnover rate	$40%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	90.5%
Convertible Bonds	4.4%
Senior Floating Rate Interests	2.2%
Preferred Stocks	0.2%
Short-Term Investments	0.5%
Other Assets & Liabilities	2.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHAHFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class A/HIPAX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.85%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,550 starting value
$11,610 ending value
Bloomberg US TIPS Index
$10,000 starting value
$12,510 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$12,702 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	3.19%	1.57%)	1.50%
Class A (without 4.50% maximum front-end sales charge)	8.05%	2.51%)	1.97%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class C/HIPCX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.61%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$11,279 ending value
Bloomberg US TIPS Index
$10,000 starting value
$12,510 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$12,702 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.26%	1.76%)	1.21%
Class C (without 1.00% contingent deferred sales charge)	7.26%	1.76%)	1.21%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class I/HIPIX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$12,482 ending value
Bloomberg US TIPS Index
$10,000 starting value
$12,510 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$12,702 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	8.32%	2.80%)	2.24%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class R3/HIPRX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$124	1.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R3
$10,000 starting value
$11,746 ending value

Bloomberg US TIPS Index
$10,000 starting value
$12,510 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$12,702 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	7.61%	2.16%)	1.62%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class R4/HIPSX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.89%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$12,112 ending value

Bloomberg US TIPS Index
$10,000 starting value
$12,510 ending value

Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$12,702 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	7.99%	2.48%)	1.93%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class R5/HIPTX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$12,478 ending value
Bloomberg US TIPS Index
$10,000 starting value
$12,510 ending value
Bloomberg US TIPS 1-10 Year Index
$10,000 starting value
$12,702 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.34%	2.78%)	2.24%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class Y/HIPYX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.59%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$313,049 ending value

Bloomberg US TIPS Index
$250,000 starting value
$312,758 ending value

Bloomberg US TIPS 1-10 Year Index
$250,000 starting value
$317,552 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.29%	2.79%)	2.26%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Inflation Plus Fund
Class F/HIPFX
This annual shareholder report contains important information about The Hartford Inflation Plus Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.48%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg US TIPS 1-10 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to developed non-USD sovereign debt was the largest contributor to relative performance.
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited performance, supported by structural supply shortages although the pace of home prices appreciation continued to moderate as of the end of the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance. An allocation to agency mortgage backed securities pass-throughs also had a positive impact.
Top Detractors to Performance
  The Fund’s underweight to U.S. Treasury Inflation-Protected Securities (TIPS) detracted from performance.
  The Fund’s tactical duration positions had a negative impact on performance during the period.
Over the period, the Fund made use of derivatives in pursuit of both risk management and total returns. Derivatives usage included U.S. Treasury and non-U.S. futures to manage duration, credit default swaps and total return swaps to manage sector exposure, currency forwards both to hedge emerging markets currency risk and as part of the developed currency strategy, and CPI swaps and bond forwards to manage inflation sensitivity. Over the period, the impact of derivatives on relative performance was positive overall. The Fund’s exposure to currency forwards benefited performance while currency options was neutral. The use of bond futures to manage duration aided results and credit derivatives (e.g., credit default swap index (CDX)) exposure detracted modestly.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,255,449 ending value
Bloomberg US TIPS Index
$1,000,000 starting value
$1,251,031 ending value
Bloomberg US TIPS 1-10 Year Index
$1,000,000 starting value
$1,270,207 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	8.41%	2.90%)	2.30%
Bloomberg US TIPS 1-10 Year Index	7.70%	2.93%)	2.42%
Bloomberg US TIPS Index	8.61%	2.20%)	2.26%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg US TIPS 1-10 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US TIPS Index serves as the Fund’s secondary performance index. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$329,007,243%
Total number of portfolio holdings	$207%
Total investment management fees paid	$1,361,448%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$16%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Securities	79.7%
Foreign Government Obligations	9.5%
Asset & Commercial Mortgage-Backed Securities	4.4%
Senior Floating Rate Interests	2.5%
Corporate Bonds	1.3%
Convertible Bonds	1.2%
U.S. Government Agencies^	0.2%
Short-Term Investments	0.4%
Other Assets & Liabilities	0.8%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHIPFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class A/HFHAX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.01%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,700 starting value
$13,830 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$15,751 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 3.00% maximum front-end sales charge)	5.91%	3.23%)	3.30%
Class A (without 3.00% maximum front-end sales charge)	9.18%	3.86%)	3.61%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class C/HFHCX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.76%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$13,251 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$15,751 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	7.48%	3.12%)	2.86%
Class C (without 1.00% contingent deferred sales charge)	8.48%	3.12%)	2.86%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class I/HFHIX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.77%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$14,582 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$15,751 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	9.49%	4.06%)	3.84%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class R3/HFHRX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.33%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$13,867 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$15,751 ending value
Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.91%	3.55%)	3.32%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHRX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class R4/HFHSX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$14,290 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$15,751 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	9.29%	3.90%)	3.63%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHSX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class R5/HFHTX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R5
$10,000 starting value
$14,878 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$10,000 starting value
$15,751 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Morningstar LSTA US Leveraged Loan Index
$10,000 starting value
$16,169 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	9.59%	4.21%)	4.05%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHTX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class Y/HFHYX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$500,000
$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class Y
$250,000 starting value
$367,306 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$250,000 starting value
$393,764 ending value

Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value

Morningstar LSTA US Leveraged Loan Index
$250,000 starting value
$404,221 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	9.54%	4.16%)	3.92%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHYX_1024

Annual Shareholder Report
October 31, 2024
Hartford Low Duration High Income Fund
(formerly, The Hartford Floating Rate High Income Fund)
Class F/HFHFX
This annual shareholder report contains important information about the Hartford Low Duration High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.68%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Effective March 1, 2024, the Fund (formerly known as The Hartford Floating Rate High Income Fund) changed its name, objective, principal investment strategy, portfolio managers and benchmark. The commentary covers the period of March 1, 2024 through October 31, 2024. United States (U.S.) fixed income sectors generated positive total returns during the trailing eight-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index, for the trailing eight-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on relative performance. The Fund’s allocation to Asset Backed Securities (ABS), allocated primarily to Collateralized Loan Obligations (CLOs) was a strong contributor during the period. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), and Non-Agency Residential Mortgage-Backed Securities (NA RMBS) also contributed positively to performance.
  The Fund’s allocation to Bank Loans also contributed positively to returns over the period.
  The Fund’s allocation to Investment Grade Credit was a contributor over the period, driven by positioning within the Financials and Industrials sectors.
Top Detractors to Performance
  The Fund maintained a short duration position during the period while yields fell which detracted from performance.
  The Fund’s allocation to High Yield Credit was a detractor during the period, driven by positioning within the Industrials and Financials sectors.
  The Fund used derivatives on a limited basis during the period for risk management purposes. Overall, the use of derivatives detracted from relative performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$2,000,000
$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class F
$1,000,000 starting value
$1,467,271 ending value

ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index
$1,000,000 starting value
$1,575,058 ending value

Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value

Morningstar LSTA US Leveraged Loan Index
$1,000,000 starting value
$1,616,885 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	9.51%	4.18%)	3.91%
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index	11.21%	4.46%)	4.65%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Morningstar LSTA US Leveraged Loan Index	10.56%	6.02%)	4.92%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Effective March 1, 2024, the Fund changed its performance index from the Morningstar LSTA US Leveraged Loan Index to the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index and added the Bloomberg US Aggregate Bond Index as its regulatory index. The ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s revised investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance for the Fund prior to March 1, 2024, reflects the Fund’s performance while it pursued its prior investment objective and was managed in accordance with its prior investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$145,623,849%
Total number of portfolio holdings	$345%
Total investment management fees paid	$1,235,990%
Portfolio turnover rate	$114%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	45.6%
Corporate Bonds	24.0%
Senior Floating Rate Interests	12.7%
U.S. Government Agencies^	11.4%
Convertible Bonds	5.2%
Common Stocks	0.3%
Preferred Stocks	0.2%
Warrants	0.0%†
Short-Term Investments	0.0%†
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund changed its name (formerly, The Hartford Floating Rate High Income Fund), investment objective, principal investment strategy, portfolio managers and benchmark. As a result of these changes, certain principal risks of the Fund also changed. Effective March 1, 2024, the Fund’s contractual investment management fee and expense limitation arrangement were reduced. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHFHFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Municipal Opportunities Fund
Class A/HHMAX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.66%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,550 starting value
$11,891 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$12,548 ending value

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$12,258 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	4.97%	0.08%	1.75%
Class A (without 4.50% maximum front-end sales charge)	9.91%	1.01%	2.22%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Municipal Opportunities Fund
Class C/HHMCX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$11,543 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$12,548 ending value
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$12,258 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	8.06%	0.24%	1.44%
Class C (without 1.00% contingent deferred sales charge)	9.06%	0.24%	1.44%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Municipal Opportunities Fund
Class I/HHMIX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$12,743 ending value

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$10,000 starting value
$12,258 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$12,548 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	10.14%	1.23%	2.45%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Municipal Opportunities Fund
Class Y/HHMYX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$318,575 ending value
Bloomberg Municipal Bond Index
$250,000 starting value
$313,700 ending value
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$250,000 starting value
$306,450 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	10.15%	1.23%	2.45%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Class Y shares commenced operations on May 31, 2018 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Municipal Opportunities Fund
Class F/HHMFX
This annual shareholder report contains important information about The Hartford Municipal Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds and investment-grade revenue bonds were the primary contributor to relative performance.
  Security selection within investment grade health care, utilities, special tax, port, airport and marina, were also additive.
  The Fund’s overweight duration positioning also contributed to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from the Fund’s relative performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,281,433 ending value
Bloomberg Municipal Bond Index
$1,000,000 starting value
$1,254,800 ending value
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
$1,000,000 starting value
$1,225,801 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	10.30%	1.33%	2.51%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	7.53%	1.14%	2.06%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,939,608,436%
Total number of portfolio holdings (excluding derivatives, if any)	$800%
Total investment management fees paid	$5,675,203%
Portfolio turnover rate	$45%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	27.8%
Airport	9.0%
School District	8.8%
Utilities/Power/Water	8.6%
General Obligation	7.0%
Transportation	6.8%
Housing/Single Family Housing/Multifamily Housing	6.7%
Medical	5.7%
Education/Higher Education	4.7%
Development	4.1%
Nursing Homes	3.7%
Tobacco	1.7%
Student Loan	0.7%
Facilities	0.2%
Bond Bank	0.1%
Other*	0.1%
Short-Term Investments	1.1%
Other Assets & Liabilities	3.2%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund reduced the limit in which it may invest in non-investment grade municipal securities from 35% of the Fund’s net assets to 20% of the Fund’s net assets.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHHMFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Municipal Short Duration Fund
Class A/HMJAX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
05/29/15
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,550 starting value
$10,824 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$12,438 ending value
Bloomberg Municipal Bond Short 1-5 Year Index
$10,000 starting value
$11,428 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class A (with 4.50% maximum front-end sales charge)	0.80%	0.11%	0.84%
Class A (without 4.50% maximum front-end sales charge)	5.55%	1.03%	1.34%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%
The Bloomberg Municipal Bond Short 1-5 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Municipal Short Duration Fund
Class C/HMJCX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
05/29/15
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class C
$10,000 starting value
$10,742 ending value
Bloomberg Municipal Bond Index
$10,000 starting value
$12,438 ending value
Bloomberg Municipal Bond Short 1-5 Year Index
$10,000 starting value
$11,428 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class C (with 1.00% contingent deferred sales charge)	3.77%	0.28%	0.76%
Class C (without 1.00% contingent deferred sales charge)	4.77%	0.28%	0.76%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%
The Bloomberg Municipal Bond Short 1-5 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Municipal Short Duration Fund
Class I/HMJIX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
05/29/15
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$11,571 ending value

Bloomberg Municipal Bond Index
$10,000 starting value
$12,438 ending value

Bloomberg Municipal Bond Short 1-5 Year Index
$10,000 starting value
$11,428 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class I	5.74%	1.24%	1.56%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%
The Bloomberg Municipal Bond Short 1-5 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Municipal Short Duration Fund
Class F/HMJFX
This annual shareholder report contains important information about the Hartford Municipal Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$40	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Fund’s performance index, the Bloomberg Municipal Bond Short 1-5 Year Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds was the primary contributor to relative performance, particularly in transportation, housing, healthcare, and special tax.
  Security selection in high-yield revenue bonds was also additive, specifically in healthcare, and sales tax.
Top Detractors to Performance
  Duration and yield curve positioning were the largest detractors from relative returns. The Fund was positioned underweight to front-end partials which tightened over the period.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
05/29/15
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,162,996 ending value
Bloomberg Municipal Bond Index
$1,000,000 starting value
$1,243,790 ending value
Bloomberg Municipal Bond Short 1-5 Year Index
$1,000,000 starting value
$1,142,780 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class F	5.93%	1.33%	1.62%
Bloomberg Municipal Bond Short 1-5 Year Index	5.37%	1.16%	1.43%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg Municipal Bond Short 1-5 Year Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg Municipal Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$37,368,014%
Total number of portfolio holdings (excluding derivatives, if any)	$161%
Total investment management fees paid	$135,886%
Portfolio turnover rate	$21%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	26.7%
Airport	9.4%
Transportation	9.4%
General Obligation	9.1%
Single Family Housing	7.6%
Medical	6.1%
Power	5.4%
School District	4.8%
Higher Education	4.0%
Development	3.0%
Education	2.2%
Nursing Homes	2.2%
Water	1.8%
Housing	1.5%
Bond Bank	1.4%
Student Loan	1.0%
Facilities	0.6%
Tobacco	0.2%
Utilities	0.2%
Multifamily Housing	0.1%
Short-Term Investments	0.6%
Other Assets & Liabilities	2.7%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMJFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class A/HSDAX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class A
$9,800 starting value
$12,154 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 2.00% maximum front-end sales charge)	6.40%	1.75%)	1.97%
Class A (without 2.00% maximum front-end sales charge)	8.57%	2.16%)	2.18%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 1, 2023, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A of the Fund as follows: 0.09% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class C/HSDCX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.54%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$11,508 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.73%	1.40%)	1.41%
Class C (without 1.00% contingent deferred sales charge)	7.73%	1.40%)	1.41%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class I/HSDIX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class I
$10,000 starting value
$12,754 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	8.84%	2.43%)	2.46%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.068% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class R3/HSDRX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$103	0.99%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$12,120 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.32%	1.95%)	1.94%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class R4/HSDSX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$77	0.74%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class R4
$10,000 starting value
$12,445 ending value

Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	8.71%	2.22%)	2.21%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class R5/HSDTX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$56	0.54%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$12,745 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.73%	2.40%)	2.45%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class R6/HSDVX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$12,848 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
Bloomberg 1-3 Year US Government/Credit Index
$10,000 starting value
$11,672 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	8.89%	2.52%)	2.54%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class R6 shares commenced operations on February 28, 2019 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class Y/HSDYX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$55	0.53%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$319,475 ending value
Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value
Bloomberg 1-3 Year US Government/Credit Index
$250,000 starting value
$291,810 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.84%	2.43%)	2.48%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Short Duration Fund
Class F/HSDFX
This annual shareholder report contains important information about The Hartford Short Duration Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$45	0.43%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024, as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Fund’s performance index, the Bloomberg 1-3 Year US Government/Credit Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation and security selection within Investment Grade Credit, particularly in the Financials and Industrials sectors, were the main contributors to performance.
  The Fund’s allocation to Securitized sectors, including Asset-Backed Securities (ABS), Mortgage-Backed Securities (MBS), and Commercial Mortgage-Backed Securities (CMBS) contributed positively to relative returns and these sectors also outperformed duration-equivalent Treasuries during the period.
Top Detractors to Performance
  While derivatives were not utilized in a significant manner in this Fund during the period, currency forwards were used to hedge the Fund's exposure to non-USD denominated securities, which detracted modestly from performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,283,551 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value
Bloomberg 1-3 Year US Government/Credit Index
$1,000,000 starting value
$1,167,240 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	8.88%	2.53%)	2.53%
Bloomberg 1-3 Year US Government/Credit Index	6.25%	1.51%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Bloomberg 1-3 Year US Government/Credit Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,805,383,975%
Total number of portfolio holdings	$728%
Total investment management fees paid	$6,725,211%
Portfolio turnover rate	$48%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	50.5%
Asset & Commercial Mortgage-Backed Securities	26.2%
Senior Floating Rate Interests	12.9%
U.S. Government Securities	7.2%
U.S. Government Agencies^	2.1%
Municipal Bonds	0.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSDFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class A/HSNAX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.91%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	11.39%	2.13%)	3.08%
Class A (without 4.50% maximum front-end sales charge)	16.64%	3.08%)	3.55%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class C/HSNCX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.63%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	14.82%	2.34%)	2.79%
Class C (without 1.00% contingent deferred sales charge)	15.82%	2.34%)	2.79%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class I/HSNIX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.63%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	16.96%	3.36%)	3.83%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.094% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class R3/HSNRX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.25%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	16.21%	2.71%)	3.21%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class R4/HSNSX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.93%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	16.47%	3.03%)	3.53%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class R5/HSNTX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$69	0.64%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	16.88%	3.37%)	3.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class R6/HSNVX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.54%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	17.01%	3.48%)	3.94%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class Y/HSNYX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.64%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	16.92%	3.33%)	3.86%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Strategic Income Fund
Class F/HSNFX
This annual shareholder report contains important information about The Hartford Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.54%
Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s out-of-benchmark allocation to High Yield Credit was the top positive contributor to relative performance, led by allocations High Yield Credit in the Industrials and Financials sectors. An allocation to Bank Loans in the Industrials sector, and an allocation to select convertible bonds also aided results.
  The Fund’s allocation to structured finance had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance.
  The Fund’s exposure Emerging Markets (EM) debt, both EM Corporate and to a lesser extent select EM Sovereign Debt, contributed positively to performance.
  During the period, the Fund used credit default swaps to help implement the overall investment strategy, which in the aggregate contributed positively to relative results.
Top Detractors to Performance
  The Fund’s underweight positioning within Investment Grade Credit detracted from relative performance.
  An underweight to agency Mortgage-Backed Securities passthroughs also detracted from performance.
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  During the period, the Fund also used interest rate swaps, currency forwards and futures to help implement the overall investment strategy, which in the aggregate detracted from relative results.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	17.10%	3.44%)	3.90%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,922,706,123%
Total number of portfolio holdings	$1,188%
Total investment management fees paid	$12,192,345%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$69%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	31.0%
Asset & Commercial Mortgage-Backed Securities	22.6%
U.S. Government Securities	14.9%
Senior Floating Rate Interests	13.2%
U.S. Government Agencies^	6.6%
Convertible Bonds	6.2%
Foreign Government Obligations	5.4%
Preferred Stocks	0.6%
Exchange-Traded Funds	0.3%
Municipal Bonds	0.2%
Common Stocks	0.0%†
Warrants	0.0%†
Short-Term Investments	1.6%
Other Assets & Liabilities	(2.6)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHSNFX_1024

Annual Shareholder Report
October 31, 2024
Hartford Sustainable Municipal Bond Fund
Class A/HMKAX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.69%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class A (with 4.50% maximum front-end sales charge)	5.86%	(0.16)%	1.78%
Class A (without 4.50% maximum front-end sales charge)	10.85%	0.76%)	2.27%
Bloomberg Municipal Bond Index	9.70%	1.05%)	2.36%
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKAX_1024

Annual Shareholder Report
October 31, 2024
Hartford Sustainable Municipal Bond Fund
Class C/HMKCX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class C (with 1.00% contingent deferred sales charge)	8.92%	(0.03)%	1.70%
Class C (without 1.00% contingent deferred sales charge)	9.92%	(0.03)%	1.70%
Bloomberg Municipal Bond Index	9.70%	1.05%)	2.36%
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKCX_1024

Annual Shareholder Report
October 31, 2024
Hartford Sustainable Municipal Bond Fund
Class I/HMKIX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class I	11.01%	0.99%	2.51%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKIX_1024

Annual Shareholder Report
October 31, 2024
Hartford Sustainable Municipal Bond Fund
Class F/HMKFX
This annual shareholder report contains important information about the Hartford Sustainable Municipal Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.39%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Tax-exempt municipal bonds, as represented by the Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index, generated a positive total return during the trailing twelve-month period ended October 31, 2024. This index outperformed duration-equivalent Treasuries over the same period. The yield on 10-year AAA-rated general obligation municipal bonds (GOs) decreased during the twelve-month period ended October 31, 2024, as did the yield on 10-year Treasuries. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Security selection within high-yield revenue bonds was the primary driver of relative performance, particularly in healthcare and sales tax.
  Security selection within investment-grade revenue bonds was also additive, specifically in healthcare, education, and utilities.
  The Fund’s overweight duration positioning contributed modestly to relative results as the municipal bond curve rallied over the period.
Top Detractors to Performance
  The primary detractor from relative performance was the Fund’s overweight allocation to high-yield revenue bonds as the sector underperformed duration equivalent treasuries.
  The Fund’s underweight positions to investment-grade GO bonds, both state and local, also detracted from relative performance.
We believe it is difficult to quantify the impact of sustainability considerations on the Fund’s performance given the slow-moving nature of certain ESG risks.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (May 29, 2015)
Class F	11.09%	1.06%	2.56%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.36%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
Performance for the Fund prior to April 30, 2021 reflects the Fund’s performance when it pursued a different investment objective and modified investment strategy.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$86,473,736%
Total number of portfolio holdings (excluding derivatives, if any)	$278%
Total investment management fees paid	$310,252%
Portfolio turnover rate	$23%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	15.8%
Medical	14.8%
School District	9.9%
Transportation	9.7%
Single Family Housing	8.5%
Nursing Homes	8.1%
Power	6.2%
General Obligation	4.7%
Education	3.6%
Higher Education	3.2%
Water	3.0%
Student Loan	2.8%
Airport	2.1%
Housing	1.8%
Utilities	1.2%
Development	1.1%
Pollution	0.9%
Other*	0.6%
Multifamily Housing	0.3%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.6%
Total	100.0%
*	Other includes securities that are not municipal bonds, such as Commercial Mortgage-Backed Securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHMKFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class A/ITBAX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.68%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	6.91%	(0.73)%	1.22%
Class A (without 4.50% maximum front-end sales charge)	11.95%	0.18%)	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class C/HABCX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.55%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	10.01%	(0.61)%	0.91%
Class C (without 1.00% contingent deferred sales charge)	11.01%	(0.61)%	0.91%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHABCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class I/ITBIX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.38%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	12.32%	0.49%)	1.98%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.064% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class R3/ITBRX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$110	1.04%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	11.57%	(0.16)%	1.36%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class R4/ITBUX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.68%
Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	12.03%	0.19%)	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBUX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class R5/ITBTX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$47	0.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	12.27%	0.44%)	1.99%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class R6/ITBVX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.32%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	12.38%	0.56%)	2.07%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class Y/HABYX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$40	0.38%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	12.31%	0.50%)	2.05%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHABYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford Total Return Bond Fund
Class F/ITBFX
This annual shareholder report contains important information about The Hartford Total Return Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.32%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s allocation to Structured Finance sectors had a positive impact on results. An allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was a positive contributor to relative performance, as housing supply shortages continued to act as a tailwind. An overweight to agency mortgage backed securities (MBS) pass-throughs also had a positive impact. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (CLOs), and Asset-Backed Securities (ABS) contributed positively to relative performance as consumer fundamentals remained broadly supportive, although deteriorating for the lower income cohort.
  Corporate credit positioning contributed positively to relative results overall. The Fund’s out-of-benchmark exposure to high yield aided results, led by industrials. Security selection within investment credit also benefited performance.
  The Fund held interest rate positions during the period, including interest rate futures and interest rate swaps as well as currency forwards to implement non-U.S. rate and currency positions; overall duration and yield curve positioning was the top positive contributor to relative results.
  Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. High yield CDX positions helped results, while emerging market CDX and investment grade CDX had a neutral impact.
Top Detractors to Performance
  The Fund’s allocation to Treasury Inflation Protected Securities (TIPS) detracted from relative results during the period.
  An overall underweight in investment grade corporates (industrials) detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	12.38%	0.56%)	2.06%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$4,114,069,899%
Total number of portfolio holdings	$1,741%
Total investment management fees paid	$9,537,539%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$47%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	39.9%
U.S. Government Securities	25.5%
Corporate Bonds	23.8%
Asset & Commercial Mortgage-Backed Securities	17.5%
Foreign Government Obligations	2.7%
Municipal Bonds	0.8%
Common Stocks	0.0%†
Preferred Stocks	0.0%†
Senior Floating Rate Interests	0.0%†
Short-Term Investments	1.0%
Other Assets & Liabilities	(11.2)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AITBFX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class A/HWDAX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.01%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class A
$9,550 starting value
$10,956 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	3.79%	(0.40)%	0.92%)
Class A (without 4.50% maximum front-end sales charge)	8.68%	0.52%)	1.38%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDAX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class C/HWDCX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.75%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class C
$10,000 starting value
$10,663 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.90%	(0.22)%	0.64%)
Class C (without 1.00% contingent deferred sales charge)	7.90%	(0.22)%	0.64%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDCX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class I/HWDIX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.72%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24

Class I
$10,000 starting value
$11,792 ending value

Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value

FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	9.00%	0.81%)	1.66%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDIX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class R3/HWDRX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141	1.35%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R3
$10,000 starting value
$11,096 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	8.34%	0.16%)	1.04%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDRX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class R4/HWDSX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.03%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R4
$10,000 starting value
$11,441 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	8.65%	0.50%)	1.36%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDSX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class R5/HWDTX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.74%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R5
$10,000 starting value
$11,798 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	8.98%	0.79%)	1.67%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDTX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class R6/HWDVX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.

$15,000
$10,000
$5,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class R6
$10,000 starting value
$11,918 ending value
Bloomberg US Aggregate Bond Index
$10,000 starting value
$11,593 ending value
FTSE World Government Bond Index
$10,000 starting value
$9,537 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	9.05%	0.90%)	1.77%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDVX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class Y/HWDYX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$76	0.73%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.

$400,000
$300,000
$200,000
$100,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class Y
$250,000 starting value
$296,050 ending value
Bloomberg US Aggregate Bond Index
$250,000 starting value
$289,820 ending value
FTSE World Government Bond Index
$250,000 starting value
$238,420 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	8.96%	0.80%)	1.71%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDYX_1024

Annual Shareholder Report
October 31, 2024
The Hartford World Bond Fund
Class F/HWDFX
This annual shareholder report contains important information about The Hartford World Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$66	0.63%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. U.S. Treasury yields ended broadly lower, geopolitical uncertainty rose in Europe and the Middle East, and major banks’ monetary policy paths diverged. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads narrowed, supported by more accommodative central bank policies.
Top Contributors to Performance
  The Fund’s strategic duration strategy had a positive impact on total returns. The Fund’s long duration positioning to the developed countries contributed, as most of the developed sovereign yields moved broadly lower during the period causing the prices of such sovereign debt to broadly move higher. U.S. Treasury yields moved lower, mainly driven by softening economic data from the U.S. and the U.S. Federal Reserve (Fed) joined other central banks in easing monetary policy by delivering 50 basis points cut, the first after the pandemic.
  The Fund's credit strategies also contributed to total returns. In opportunistic credit strategies, the Fund’s net long exposure to investment grade (IG) corporate issuers, higher yield (HY), emerging market debts and selection securitized sector contributed. During the period, major global central banks began to cut short-term interest rates as they shifted priorities towards avoiding a spike in unemployment rates.
Top Detractors to Performance
  The Fund's opportunistic rates strategies were negative. The Fund’s Japanese Government Bond (JGB) flattener position detracted, as the Japanese yield curve steepened in sympathy with global rates markets.
  During the period, the Fund used derivatives, such as liquid currency forwards and exchange-traded government bond futures, and in small part, credit default swaps, index credit default swaps, as well as interest rate, bond, index and currency futures, and/or options, in pursuit of the investment objective as well as to hedge against risk. Overall, these derivatives detracted from performance during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.

$1,500,000
$1,000,000
$500,000
$0
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
Class F
$1,000,000 starting value
$1,187,145 ending value
Bloomberg US Aggregate Bond Index
$1,000,000 starting value
$1,159,281 ending value
FTSE World Government Bond Index
$1,000,000 starting value
$953,678 ending value

Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	9.08%	0.88%)	1.73%)
FTSE World Government Bond Index	8.37%	(2.85)%	(0.47)%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%)
Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to the inception date of the class has not been adjusted to reflect the operating expenses of the class.
The FTSE World Government Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of October 31, 2024
Fund's net assets	$3,888,181,604%
Total number of portfolio holdings	$2,030%
Total investment management fees paid	$20,184,376%
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	$103%
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Foreign Government Obligations	53.3%
Corporate Bonds	10.7%
Asset & Commercial Mortgage-Backed Securities	8.5%
U.S. Government Securities	6.9%
Senior Floating Rate Interests	4.9%
U.S. Government Agencies^	3.2%
Purchased Options	0.3%
Common Stocks	0.0%†
Convertible Bonds	0.0%†
Short-Term Investments	11.5%
Other Assets & Liabilities	0.7%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
AR_AHWDFX_1024

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

The fees below reflect the aggregate fees billed by all of the series of The Hartford Mutual Funds, Inc., which includes the series of The Hartford Mutual Funds, Inc. to which this certified shareholder report relates.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$1,107,993 for the fiscal year ended October 31, 2024; $1,100,079 for the fiscal year ended October 31, 2023.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$16,000 for the fiscal year ended October 31, 2024; $0 for the fiscal year ended October 31, 2023. Audit-related services were principally in connection with consents for additional registration statements.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$171,084 for the fiscal year ended October 31, 2024; $162,926 for the fiscal year ended October 31, 2023. Tax-related services were principally in connection with, but not limited to, general tax services and excise tax services.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$983 for the fiscal year ended October 31, 2024; $2,758 for the fiscal year ended October 31, 2023. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e) (1)

The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a)	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b)

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c)

The Audit Committee, from time to time, may designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d)

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(e) (2)

One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended October 31, 2024, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $172,067 for the fiscal year ended October 31, 2024; $165,684 for the fiscal year ended October 31, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended October 31, 2024 and $121,199 for the fiscal year ended October 31, 2023.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford International/Global
Equity Funds
Annual Financial Statements
and Other Information
October 31, 2024
◼Hartford Climate Opportunities Fund
◼Hartford Emerging Markets Equity Fund
◼Hartford Global Impact Fund
◼Hartford International Equity Fund
◼The Hartford International Growth Fund
◼The Hartford International Opportunities Fund
◼The Hartford International Value Fund

Hartford International/Global Equity Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Climate Opportunities Fund	3
Hartford Emerging Markets Equity Fund	5
Hartford Global Impact Fund	9
Hartford International Equity Fund	11
The Hartford International Growth Fund	18
The Hartford International Opportunities Fund	20
The Hartford International Value Fund	23
Glossary	28
Statements of Assets and Liabilities:
Hartford Climate Opportunities Fund	29
Hartford Emerging Markets Equity Fund	29
Hartford Global Impact Fund	29
Hartford International Equity Fund	29
The Hartford International Growth Fund	31
The Hartford International Opportunities Fund	31
The Hartford International Value Fund	31
Statements of Operations:
Hartford Climate Opportunities Fund	33
Hartford Emerging Markets Equity Fund	33
Hartford Global Impact Fund	33
Hartford International Equity Fund	33
The Hartford International Growth Fund	34
The Hartford International Opportunities Fund	34
The Hartford International Value Fund	34
Statements of Changes in Net Assets:
Hartford Climate Opportunities Fund	35
Hartford Emerging Markets Equity Fund	35
Hartford Global Impact Fund	36
Hartford International Equity Fund	36
The Hartford International Growth Fund	37
The Hartford International Opportunities Fund	37
The Hartford International Value Fund	38
Financial Highlights:
Hartford Climate Opportunities Fund	39
Hartford Emerging Markets Equity Fund	40
Hartford Global Impact Fund	41
Hartford International Equity Fund	42
The Hartford International Growth Fund	44
The Hartford International Opportunities Fund	45

Hartford International/Global Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Climate Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5%
	Canada - 0.6%
6,935	Canadian National Railway Co.	$748,861
	Chile - 0.3%
15,971	Antofagasta PLC	356,737
	China - 2.9%
56,612	BYD Co. Ltd. Class H	2,044,746
32,800	Contemporary Amperex Technology Co. Ltd. Class A	1,138,388
113,760	LONGi Green Energy Technology Co. Ltd. Class A	315,947
53,000	Shenzhen Inovance Technology Co. Ltd. Class A	413,817
		3,912,898
	Denmark - 0.9%
65,697	Vestas Wind Systems AS*	1,252,009
	France - 1.1%
13,322	Legrand SA	1,503,632
	Germany - 5.6%
13,353	Bayerische Motoren Werke AG	1,052,697
27,111	Daimler Truck Holding AG	1,121,057
57,576	Infineon Technologies AG	1,820,820
2,004	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,024,806
12,163	Siemens AG	2,366,309
		7,385,689
	Ireland - 0.8%
11,834	Kingspan Group PLC	1,045,024
	Italy - 1.1%
21,076	Prysmian SpA	1,487,424
	Japan - 6.0%
5,400	Daikin Industries Ltd.	648,306
148,046	Hitachi Ltd.	3,719,635
1,600	Keyence Corp.	722,261
46,700	Kubota Corp.	596,690
68,800	Sekisui Chemical Co. Ltd.	970,967
5,600	Shimano, Inc.	822,694
13,900	Sumitomo Forestry Co. Ltd.	535,482
		8,016,035
	Norway - 2.0%
62,099	Mowi ASA	1,070,583
173,720	Norsk Hydro ASA	1,078,341
32,592	TOMRA Systems ASA	468,569
		2,617,493
	Portugal - 0.6%
38,805	Jeronimo Martins SGPS SA	754,295
	South Korea - 0.7%
4,115	Samsung SDI Co. Ltd.	964,823
	Spain - 0.9%
81,052	Iberdrola SA	1,203,990
	Sweden - 0.2%
61,034	Nibe Industrier AB Class B	295,926
	Switzerland - 1.8%
20,573	ABB Ltd.	1,143,264
8,588	TE Connectivity PLC	1,266,043
		2,409,307
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.5% - (continued)
	Taiwan - 1.6%
116,000	Chroma ATE, Inc.	$1,466,223
110,429	Giant Manufacturing Co. Ltd.	622,603
		2,088,826
	United Kingdom - 1.5%
233,123	Kingfisher PLC	881,625
93,300	National Grid PLC	1,171,489
		2,053,114
	United States - 67.9%
8,166	Acuity Brands, Inc.	2,455,434
9,360	Advanced Drainage Systems, Inc.	1,402,877
4,150	Albemarle Corp.	393,129
18,252	Alphabet, Inc. Class A	3,123,100
16,072	Amazon.com, Inc.*	2,995,821
7,546	American Water Works Co., Inc.	1,042,178
3,800	Analog Devices, Inc.	847,818
3,108	ARM Holdings PLC ADR*	439,160
4,884	Aspen Technology, Inc.*	1,146,421
4,958	Atkore, Inc.	425,198
43,346	AZEK Co., Inc.*	1,907,224
11,767	Boise Cascade Co.	1,565,364
4,432	Carlisle Cos., Inc.	1,871,323
15,435	Carrier Global Corp.	1,122,433
6,361	Chubb Ltd.	1,796,601
8,680	Clean Harbors, Inc.*	2,007,337
3,177	Comfort Systems USA, Inc.	1,242,334
3,487	Deere & Co.	1,411,154
11,298	Ecolab, Inc.	2,776,257
2,231	EMCOR Group, Inc.	995,182
12,376	Enphase Energy, Inc.*	1,027,703
31,515	Eversource Energy	2,075,263
47,812	Exelon Corp.	1,879,012
8,338	Ferguson Enterprises, Inc.	1,640,418
6,024	First Solar, Inc.*	1,171,547
14,953	Fluence Energy, Inc.*	325,228
1,724	GE Vernova, Inc.*	520,062
65,607	HA Sustainable Infrastructure Capital, Inc.	2,295,589
23,377	Kroger Co.	1,303,735
3,809	Lennox International, Inc.	2,295,189
4,419	Lowe's Cos., Inc.	1,157,027
8,073	Microsoft Corp.	3,280,464
3,378	Moody's Corp.	1,533,747
21,379	NextEra Energy, Inc.	1,694,286
15,984	NEXTracker, Inc. Class A*	636,483
32,665	nVent Electric PLC	2,435,829
11,349	ON Semiconductor Corp.*	799,991
3,526	Owens Corning	623,362
5,435	PTC, Inc.*	1,007,269
8,342	Public Service Enterprise Group, Inc.	745,858
11,343	Republic Services, Inc.	2,245,914
3,608	S&P Global, Inc.	1,733,139
9,517	Schneider Electric SE	2,465,366
29,072	Sempra	2,423,733
15,940	Swiss Re AG	2,035,336
2,414	Synopsys, Inc.*	1,239,854
6,920	TopBuild Corp.*	2,445,390
26,389	UL Solutions, Inc. Class A	1,371,172
5,508	Union Pacific Corp.	1,278,242
11,223	Veralto Corp.	1,146,878
8,076	Verisk Analytics, Inc.	2,218,639
10,868	Vertiv Holdings Co. Class A	1,187,764
10,846	Waste Management, Inc.	2,341,109
4,180	Watsco, Inc.	1,977,182
11,893	Westinghouse Air Brake Technologies Corp.	2,235,646
The accompanying notes are an integral part of these financial statements.

3

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.5% - (continued)
	United States - 67.9% - (continued)
32,117	Weyerhaeuser Co. REIT		$1,000,766
14,601	Xylem, Inc.		1,778,110
			90,538,647
	Total Common Stocks (cost $104,836,035)		$128,634,730
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 355,964	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $356,012; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $363,264		$355,964
	Total Short-Term Investments (cost $355,964)		$355,964
	Total Investments (cost $105,191,999)	96.8%	$128,990,694
	Other Assets and Liabilities	3.2%	4,315,647
	Net Assets	100.0%	$133,306,341
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Canada	$748,861	$748,861	$—	$—
Chile	356,737	—	356,737	—
China	3,912,898	—	3,912,898	—
Denmark	1,252,009	—	1,252,009	—
France	1,503,632	—	1,503,632	—
Germany	7,385,689	—	7,385,689	—
Ireland	1,045,024	—	1,045,024	—
Italy	1,487,424	—	1,487,424	—
Japan	8,016,035	—	8,016,035	—
Norway	2,617,493	—	2,617,493	—
Portugal	754,295	754,295	—	—
South Korea	964,823	—	964,823	—
Spain	1,203,990	—	1,203,990	—
Sweden	295,926	—	295,926	—
Switzerland	2,409,307	1,266,043	1,143,264	—
Taiwan	2,088,826	—	2,088,826	—
United Kingdom	2,053,114	—	2,053,114	—
United States	90,538,647	86,037,945	4,500,702	—
Short-Term Investments	355,964	—	355,964	—
Total	$128,990,694	$88,807,144	$40,183,550	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

4

Hartford Emerging Markets Equity Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Brazil - 3.2%
893,200	Banco do Brasil SA	$4,068,217
304,100	BRF SA*	1,379,810
225,600	Embraer SA*	1,891,935
231,100	Lojas Renner SA	742,363
216,800	Marfrig Global Foods SA*	588,419
99,700	Neoenergia SA	329,407
47,803	NU Holdings Ltd. Class A*	721,347
247,200	Porto Seguro SA	1,631,352
		11,352,850
	Chile - 0.2%
231,872	Cencosud SA	477,162
18,902,100	Latam Airlines Group SA	252,836
		729,998
	China - 27.8%
525,100	Alibaba Group Holding Ltd.	6,423,184
1,428,400	Aluminum Corp. of China Ltd. Class H	910,106
38,300	ANTA Sports Products Ltd.	408,783
6,170	Atour Lifestyle Holdings Ltd. ADR	161,654
1,829,000	BAIC Motor Corp. Ltd. Class H(1)	505,111
370,550	Baidu, Inc. Class A*	4,228,280
3,752,005	Bank of China Ltd. Class H	1,780,813
266,800	Baoshan Iron & Steel Co. Ltd. Class A	244,847
3,529,500	BOE Technology Group Co. Ltd. Class A	2,316,554
30,900	BYD Co. Ltd. Class H	1,116,065
7,809,437	China CITIC Bank Corp. Ltd. Class H	4,867,198
2,357,800	China Feihe Ltd.(1)	1,779,535
319,700	China Hongqiao Group Ltd.	513,660
253,300	China Merchants Securities Co. Ltd. Class A	685,306
1,825,700	China Minsheng Banking Corp. Ltd. Class H	678,099
2,708,200	China National Building Material Co. Ltd. Class H	1,152,179
777,800	China Resources Pharmaceutical Group Ltd.(1)	550,158
1,186,200	China Taiping Insurance Holdings Co. Ltd.	2,043,169
126,900	Foxconn Industrial Internet Co. Ltd. Class A	425,609
111,500	Fuyao Glass Industry Group Co. Ltd. Class H(1)	790,989
2,713,000	Geely Automobile Holdings Ltd.	4,769,178
83,700	GF Securities Co. Ltd. Class A	190,518
128,500	Giant Biogene Holding Co. Ltd.(1)	871,531
120,200	GoerTek, Inc. Class A	394,609
708,100	Guotai Junan Securities Co. Ltd. Class A	1,888,177
629,200	Huatai Securities Co. Ltd. Class A	1,559,219
6,486,500	Industrial & Commercial Bank of China Ltd. Class H	3,890,966
1,560,300	JD Logistics, Inc.*(1)	3,175,022
286,300	JD.com, Inc. Class A	5,805,943
180,900	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	287,120
271,300	Kingsoft Corp. Ltd.	934,966
42,000	Kuaishou Technology*(1)	247,506
1,255,600	Kunlun Energy Co. Ltd.	1,190,763
2,087,200	Lenovo Group Ltd.	2,752,257
324,600	Meituan Class B*(1)	7,670,418
50,400	NAURA Technology Group Co. Ltd. Class A	2,774,402
18,569	PDD Holdings, Inc. ADR*	2,239,236
641,800	People's Insurance Co. Group of China Ltd. Class H	323,951
867,800	PetroChina Co. Ltd. Class A	986,870
99,900	Pop Mart International Group Ltd.(1)	903,185
17,349	Qifu Technology, Inc. ADR	569,221
94,200	Rockchip Electronics Co. Ltd. Class A	1,166,847
392,100	SAIC Motor Corp. Ltd. Class A	709,408
210,700	Sanan Optoelectronics Co. Ltd. Class A	406,140
81,400	Shenzhen Goodix Technology Co. Ltd. Class A	1,025,474
234,600	Sinopharm Group Co. Ltd. Class H	584,457
264,380	Tencent Holdings Ltd.	13,785,325
27,200	Trip.com Group Ltd.*	1,750,442
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	China - 27.8% - (continued)
131,200	Weichai Power Co. Ltd. Class A	$246,329
88,200	Will Semiconductor Co. Ltd. Shanghai Class A	1,326,826
1,962,800	Wintime Energy Group Co. Ltd. Class A	387,266
131,200	Wuliangye Yibin Co. Ltd. Class A	2,708,931
218,700	Zhongsheng Group Holdings Ltd.	336,314
151,600	ZTE Corp. Class H	377,313
		99,817,429
	Colombia - 0.5%
54,357	Bancolombia SA ADR	1,734,532
	Greece - 0.8%
461,775	Alpha Services & Holdings SA	695,585
369,000	Eurobank Ergasias Services & Holdings SA Class A	763,542
129,400	National Bank of Greece SA	1,013,813
142,100	Piraeus Financial Holdings SA	535,409
		3,008,349
	Hong Kong - 1.0%
54,300	Orient Overseas International Ltd.	740,175
6,584,900	Sino Biopharmaceutical Ltd.	2,991,303
		3,731,478
	India - 16.6%
31,048	ABB India Ltd.	2,734,699
22,927	Bajaj Auto Ltd.	2,677,738
826,218	Bank of Baroda	2,457,008
808,200	Bharat Electronics Ltd.	2,728,158
122,600	CG Power & Industrial Solutions Ltd.	1,023,888
58,394	Chambal Fertilisers & Chemicals Ltd.	334,583
695,472	Coal India Ltd.	3,730,479
44,278	Colgate-Palmolive India Ltd.	1,610,406
6,900	Computer Age Management Services Ltd.	363,532
25,518	Cummins India Ltd.	1,058,488
2,300	Dixon Technologies India Ltd.(2)	383,731
107,156	DLF Ltd.	1,041,628
20,500	Eicher Motors Ltd.	1,189,771
482,100	Federal Bank Ltd.	1,166,103
330,200	GAIL India Ltd.	782,400
15,200	Glenmark Pharmaceuticals Ltd.	305,823
17,100	Godrej Properties Ltd.*	582,013
85,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	636,334
30,200	HDFC Asset Management Co. Ltd.(1)	1,541,149
71,900	Hindalco Industries Ltd.	583,426
5,900	Hindustan Aeronautics Ltd.(2)	296,899
40,700	ICICI Bank Ltd.	624,320
195,600	Indian Bank	1,376,759
68,000	InterGlobe Aviation Ltd.*(1)	3,266,684
348,600	Jio Financial Services Ltd.*	1,333,332
48,800	Kfin Technologies Ltd.	578,944
64,000	Lupin Ltd.	1,660,594
12,700	Mahindra & Mahindra Ltd.	410,114
51,900	Natco Pharma Ltd.	861,439
59,500	Oil & Natural Gas Corp. Ltd.	187,647
93,450	Oil India Ltd.	523,691
12,200	Oracle Financial Services Software Ltd.	1,574,534
21,600	PI Industries Ltd.	1,148,988
732,900	Punjab National Bank	851,263
5,716	Siemens Ltd.	472,865
234,500	Suzlon Energy Ltd.*	185,956
27,800	Tata Consultancy Services Ltd.	1,307,631
249,100	Tata Motors Ltd.	2,463,858
572,010	Tata Power Co. Ltd.	2,981,640
10,100	Torrent Power Ltd.	218,492
47,600	Trent Ltd.	4,022,338
132,600	United Spirits Ltd.	2,281,688
The accompanying notes are an integral part of these financial statements.

5

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	India - 16.6% - (continued)
977,838	Zomato Ltd.*	$2,805,424
106,076	Zydus Lifesciences Ltd.	1,259,964
		59,626,421
	Indonesia - 1.0%
9,954,400	Adaro Energy Indonesia Tbk. PT	2,291,139
2,304,300	Chandra Asri Pacific Tbk. PT	1,284,653
		3,575,792
	Malaysia - 1.8%
319,100	AMMB Holdings Bhd.	370,455
2,449,000	CIMB Group Holdings Bhd.	4,440,841
425,700	IJM Corp. Bhd.	291,933
896,670	RHB Bank Bhd.	1,310,669
		6,413,898
	Mexico - 1.2%
169,179	Cemex SAB de CV ADR	883,114
387,900	Fibra Uno Administracion SA de CV REIT	446,842
119,910	Gruma SAB de CV Class B	2,061,473
137,700	Prologis Property Mexico SA de CV REIT(3)	461,076
14,841	Ternium SA ADR	506,227
		4,358,732
	Philippines - 0.1%
58,700	International Container Terminal Services, Inc.	400,021
	Poland - 1.1%
14,700	Alior Bank SA	321,221
250,455	Powszechna Kasa Oszczednosci Bank Polski SA	3,479,883
1,933	Santander Bank Polska SA	216,763
		4,017,867
	Qatar - 0.1%
507,422	Barwa Real Estate Co.	397,593
	Romania - 0.5%
233,501	NEPI Rockcastle NV	1,832,645
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(4)	—
59,500	LUKOIL PJSC ADR*(4)	—
8,412	Novatek PJSC GDR*(4)	—
574	PhosAgro PJSC*(4)	—
89,080	PhosAgro PJSC GDR*(4)	—
432,620	Surgutneftegas PJSC ADR*(4)	—
		—
	Saudi Arabia - 3.6%
104,800	Al Rajhi Bank	2,448,716
172,266	Arab National Bank	866,368
27,100	Etihad Etisalat Co.	373,128
165,400	Riyad Bank	1,130,548
97,500	SABIC Agri-Nutrients Co.	2,948,915
510,400	Saudi Awwal Bank	4,594,273
140,300	Saudi Chemical Co. Holding	434,167
		12,796,115
	South Africa - 2.6%
17,000	Capitec Bank Holdings Ltd.	3,071,063
149,900	Clicks Group Ltd.	3,199,851
108,290	Harmony Gold Mining Co. Ltd. ADR	1,173,864
174,331	Investec Ltd.	1,359,643
80,700	MTN Group Ltd.	400,662
		9,205,083
	South Korea - 11.8%
9,305	Chong Kun Dang Pharmaceutical Corp.	689,675
197,663	DGB Financial Group, Inc.	1,166,316
10,700	GS Holdings Corp.	318,711
29,700	Hankook Tire & Technology Co. Ltd.	756,416
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	South Korea - 11.8% - (continued)
2,458	Hanmi Pharm Co. Ltd.	$567,397
354,400	Hanwha Life Insurance Co. Ltd.	756,133
20,300	HD Hyundai Co. Ltd.	1,171,284
2,402	HD Hyundai Electric Co. Ltd.	562,197
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	793,865
4,400	Hyundai Glovis Co. Ltd.	387,122
7,200	Hyundai Motor Co.	1,109,019
23,800	Hyundai Rotem Co. Ltd.	1,068,046
82,500	Hyundai Steel Co.	1,508,024
29,527	Hyundai Wia Corp.	886,864
51,700	KB Financial Group, Inc.	3,364,057
48,129	Kia Corp.	3,182,718
9,200	Korea Gas Corp.*	260,194
28,600	Korea Investment Holdings Co. Ltd.	1,587,269
7,497	Krafton, Inc.*	1,792,308
35,500	KT Corp.	1,131,921
2,800	LG H&H Co. Ltd.	670,312
13,953	NAVER Corp.	1,706,756
9,800	Poongsan Corp.	490,169
74,200	Samsung E&A Co. Ltd.*	954,948
293,934	Samsung Electronics Co. Ltd.	12,480,727
800	Samyang Foods Co. Ltd.	298,271
3,163	SK Hynix, Inc.	414,080
8,500	SK Telecom Co. Ltd.	348,834
154,977	Woori Financial Group, Inc.	1,725,361
		42,148,994
	Taiwan - 17.4%
73,400	Asustek Computer, Inc.	1,296,090
1,735,600	AUO Corp.	894,171
1,985,300	Cathay Financial Holding Co. Ltd.	4,192,843
1,541,000	Compal Electronics, Inc.	1,691,629
132,700	Delta Electronics, Inc.	1,638,961
92,600	Evergreen Marine Corp. Taiwan Ltd.	586,724
62,200	International Games System Co. Ltd.	1,962,550
9,500	Lotes Co. Ltd.	483,155
156,900	MediaTek, Inc.	6,107,829
72,600	Pegatron Corp.	220,135
415,500	Pou Chen Corp.	485,789
59,400	Raydium Semiconductor Corp.	622,951
777,800	Taiwan Business Bank	374,148
1,295,376	Taiwan Semiconductor Manufacturing Co. Ltd.	40,622,320
88,700	Yang Ming Marine Transport Corp.	182,103
1,090,380	Yuanta Financial Holding Co. Ltd.	1,093,614
		62,455,012
	Thailand - 3.1%
482,000	Bangkok Bank PCL	2,099,689
297,600	Bumrungrad Hospital PCL	2,398,791
716,200	Kasikornbank PCL	3,119,911
2,825,100	Krung Thai Bank PCL	1,724,613
144,000	PTT Exploration & Production PCL	539,813
22,452,700	TMBThanachart Bank PCL	1,184,348
		11,067,165
	Turkey - 0.2%
68,800	Migros Ticaret AS	817,348
	United Arab Emirates - 2.7%
794,000	Abu Dhabi Commercial Bank PJSC	1,929,994
1,876,104	Emaar Properties PJSC	4,435,745
665,293	Emirates NBD Bank PJSC	3,441,436
		9,807,175
The accompanying notes are an integral part of these financial statements.

6

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	United States - 0.7%
393,200	JBS SA		$2,449,295
	Total Common Stocks (cost $300,664,247)		$351,743,792
PREFERRED STOCKS - 1.1%
	Brazil - 1.1%
610,600	Cia Energetica de Minas Gerais (Preference Shares)(5)		$1,200,941
430,900	Gerdau SA (Preference Shares)(5)		1,364,056
652,100	Metalurgica Gerdau SA (Preference Shares)(5)		1,158,482
51,500	Petroleo Brasileiro SA (Preference Shares)(5)		319,909
	Total Preferred Stocks (cost $4,287,784)		$4,043,388
	Total Long-Term Investments (cost $304,952,031)		$355,787,180
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 849,546	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $849,660; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $866,678		$849,546
	Securities Lending Collateral - 0.1%
22,860	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(6)		22,860
79,617	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(6)		79,617
23,649	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(6)		23,649
23,649	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(6)		23,649
			149,775
	Total Short-Term Investments (cost $999,321)		$999,321
	Total Investments (cost $305,951,352)	99.4%	$356,786,501
	Other Assets and Liabilities	0.6%	2,172,359
	Net Assets	100.0%	$358,958,860
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$21,301,288, representing 5.9% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $680,630, representing 0.2% of net assets.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	33	12/20/2024	$1,858,725	$48,102
Total futures contracts				$48,102
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

7

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$11,352,850	$11,352,850	$—	$—
Chile	729,998	252,836	477,162	—
China	99,817,429	3,761,100	96,056,329	—
Colombia	1,734,532	1,734,532	—	—
Greece	3,008,349	—	3,008,349	—
Hong Kong	3,731,478	—	3,731,478	—
India	59,626,421	—	59,626,421	—
Indonesia	3,575,792	1,284,653	2,291,139	—
Malaysia	6,413,898	—	6,413,898	—
Mexico	4,358,732	4,358,732	—	—
Philippines	400,021	400,021	—	—
Poland	4,017,867	—	4,017,867	—
Qatar	397,593	—	397,593	—
Romania	1,832,645	1,832,645	—	—
Russia	—	—	—	—
Saudi Arabia	12,796,115	—	12,796,115	—
South Africa	9,205,083	6,134,020	3,071,063	—
South Korea	42,148,994	—	42,148,994	—
Taiwan	62,455,012	—	62,455,012	—
Thailand	11,067,165	11,067,165	—	—
Turkey	817,348	—	817,348	—
United Arab Emirates	9,807,175	3,441,436	6,365,739	—
United States	2,449,295	2,449,295	—	—
Preferred Stocks	4,043,388	4,043,388	—	—
Short-Term Investments	999,321	149,775	849,546	—
Futures Contracts(2)	48,102	48,102	—	—
Total	$356,834,603	$52,310,550	$304,524,053	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Australia - 0.9%
1,170,166	Cleanaway Waste Management Ltd.	$2,095,055
	Brazil - 1.5%
401,900	Telefonica Brasil SA	3,659,640
	Germany - 1.3%
99,478	Infineon Technologies AG	3,145,955
	India - 1.3%
83,807	Shriram Finance Ltd.	3,111,519
	Indonesia - 0.7%
5,980,029	Bank Rakyat Indonesia Persero Tbk. PT	1,823,036
	Ireland - 0.9%
24,340	Kingspan Group PLC	2,149,390
	Japan - 3.1%
51,400	Recruit Holdings Co. Ltd.	3,138,614
116,700	Renesas Electronics Corp.	1,563,584
119,400	Sekisui House Ltd.	2,883,695
		7,585,893
	Netherlands - 3.4%
67,125	Arcadis NV	4,647,990
20,652	Wolters Kluwer NV	3,471,262
		8,119,252
	Puerto Rico - 1.3%
34,353	Popular, Inc.	3,065,318
	South Africa - 2.3%
3,952,620	Old Mutual Ltd.	2,728,493
467,307	Vodacom Group Ltd.	2,925,665
		5,654,158
	South Korea - 0.6%
5,855	Samsung SDI Co. Ltd.	1,372,792
	Sweden - 0.7%
34,986	MIPS AB(1)	1,715,996
	Switzerland - 3.5%
34,644	DSM-Firmenich AG	4,108,197
53,179	Landis & Gyr Group AG	4,283,824
		8,392,021
	Taiwan - 3.1%
333,700	Chroma ATE, Inc.	4,217,918
82,734	MediaTek, Inc.	3,220,683
		7,438,601
	United Kingdom - 6.1%
52,456	AstraZeneca PLC ADR	3,732,244
544,997	Beazley PLC	5,312,777
86,978	Genus PLC	2,350,963
194,418	Nomad Foods Ltd.	3,412,036
		14,808,020
	United States - 66.3%
32,409	Abbott Laboratories	3,674,208
68,505	Adtalem Global Education, Inc.*	5,543,425
18,206	Advanced Drainage Systems, Inc.	2,728,715
36,997	Agilent Technologies, Inc.	4,821,079
20,199	Autodesk, Inc.*	5,732,476
68,106	AZEK Co., Inc.*	2,996,664
46,764	Block, Inc.*	3,381,973
97,985	Boston Scientific Corp.*	8,232,700
34,131	Crown Holdings, Inc.	3,192,955
17,017	CyberArk Software Ltd.*	4,705,541
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	United States - 66.3% - (continued)
18,931	Danaher Corp.		$4,650,589
81,670	Darling Ingredients, Inc.*		3,194,114
5,452	Eli Lilly & Co.		4,523,743
21,522	F5, Inc.*		5,033,565
13,166	First Solar, Inc.*		2,560,524
43,644	Globe Life, Inc.		4,608,806
41,235	GoDaddy, Inc. Class A*		6,877,998
92,219	GSK PLC ADR		3,389,970
78,833	HA Sustainable Infrastructure Capital, Inc.		2,758,367
14,248	Hubbell, Inc.		6,084,323
81,384	Independence Realty Trust, Inc. REIT		1,596,754
16,483	Insulet Corp.*		3,816,309
262,997	Laureate Education, Inc.		4,518,288
19,302	Lineage, Inc. REIT		1,429,120
37,752	Merck & Co., Inc.		3,862,785
60,459	NEXTracker, Inc. Class A*		2,407,477
46,062	OneMain Holdings, Inc.		2,287,900
20,368	Schneider Electric SE		5,276,303
27,265	Stride, Inc.*		2,543,279
21,587	Sun Communities, Inc. REIT		2,864,163
43,571	Tecnoglass, Inc.		2,985,921
90,480	Tetra Tech, Inc.		4,422,662
19,430	Trane Technologies PLC		7,192,209
17,161	Veeva Systems, Inc. Class A*		3,583,732
36,370	Veralto Corp.		3,716,650
55,846	Vital Farms, Inc.*		1,936,739
18,374	Waste Connections, Inc.		3,247,605
40,401	Westinghouse Air Brake Technologies Corp.		7,594,580
52,342	Xylem, Inc.		6,374,209
			160,348,420
	Total Common Stocks (cost $180,452,117)		$234,485,066
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 1,548,878	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $1,549,087; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $1,579,868		$1,548,878
	Total Short-Term Investments (cost $1,548,878)		$1,548,878
	Total Investments (cost $182,000,995)	97.7%	$236,033,944
	Other Assets and Liabilities	2.3%	5,603,642
	Net Assets	100.0%	$241,637,586
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund
Schedule of Investments – (continued)
October 31, 2024

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of this security was $1,715,996, representing 0.7% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$2,095,055	$—	$2,095,055	$—
Brazil	3,659,640	3,659,640	—	—
Germany	3,145,955	—	3,145,955	—
India	3,111,519	—	3,111,519	—
Indonesia	1,823,036	—	1,823,036	—
Ireland	2,149,390	—	2,149,390	—
Japan	7,585,893	—	7,585,893	—
Netherlands	8,119,252	—	8,119,252	—
Puerto Rico	3,065,318	3,065,318	—	—
South Africa	5,654,158	—	5,654,158	—
South Korea	1,372,792	—	1,372,792	—
Sweden	1,715,996	—	1,715,996	—
Switzerland	8,392,021	—	8,392,021	—
Taiwan	7,438,601	—	7,438,601	—
United Kingdom	14,808,020	7,144,280	7,663,740	—
United States	160,348,420	155,072,117	5,276,303	—
Short-Term Investments	1,548,878	—	1,548,878	—
Total	$236,033,944	$168,941,355	$67,092,589	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford International Equity Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1%
	Australia - 2.2%
21,798	ASX Ltd.	$928,312
82,510	Austal Ltd.*	178,158
8,008	Cochlear Ltd.	1,482,589
26,047	Commonwealth Bank of Australia	2,429,516
53,097	Computershare Ltd.	917,912
592,001	Glencore PLC*	3,104,831
501,149	Medibank Pvt Ltd.	1,177,791
172,770	OceanaGold Corp.	490,136
6,409	REA Group Ltd.	947,474
42,318	Wesfarmers Ltd.	1,861,614
		13,518,333
	Austria - 1.2%
24,596	ams-OSRAM AG*	238,415
109,708	Erste Group Bank AG	6,205,709
57,017	Mondi PLC	923,288
18,613	Zumtobel Group AG	107,305
		7,474,717
	Belgium - 0.5%
19,465	Ageas SA	1,015,846
28,961	Anheuser-Busch InBev SA	1,717,137
62,269	Proximus SADP	453,135
		3,186,118
	Brazil - 1.5%
337,195	Ambev SA	737,280
718,507	Atacadao SA*	930,931
443,529	Banco Bradesco SA ADR	1,095,517
77,482	Banco BTG Pactual SA	435,869
131,548	Caixa Seguridade Participacoes SA	327,681
36,108	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	575,140
100,400	Cyrela Brazil Realty SA Empreendimentos e Participacoes	377,570
90,360	Localiza Rent a Car SA	656,806
265,894	Lojas Renner SA	854,132
71,190	M Dias Branco SA	307,990
104,100	PRIO SA	737,951
122,600	Rede D'Or Sao Luiz SA(1)	622,660
98,295	Telefonica Brasil SA	895,059
50,692	Ultrapar Participacoes SA	183,182
38,533	Vale SA	413,665
		9,151,433
	Burkina Faso - 0.1%
21,016	Endeavour Mining PLC	465,345
	Canada - 4.2%
29,395	ARC Resources Ltd.	486,838
23,796	Bank of Montreal(2)	2,168,447
51,940	Barrick Gold Corp.	1,003,846
24,983	Canadian National Railway Co.	2,697,737
22,972	Canadian Pacific Kansas City Ltd.	1,772,128
21,113	Capstone Copper Corp.*	146,025
50,678	Great-West Lifeco, Inc.	1,700,489
16,297	Intact Financial Corp.	3,112,272
20,832	National Bank of Canada	1,986,921
21,127	Royal Bank of Canada(2)	2,555,087
45,928	Shopify, Inc. Class A*	3,592,029
14,374	Stantec, Inc.	1,165,942
29,722	Sun Life Financial, Inc.	1,647,961
36,120	Toronto-Dominion Bank	1,996,737
41,171	Trican Well Service Ltd.	136,611
		26,169,070
	Cayman Islands - 0.1%
34,579	Patria Investments Ltd. Class A	402,499
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Chile - 0.3%
79,726	Cia Cervecerias Unidas SA	$441,245
100,225	Empresa Nacional de Telecomunicaciones SA	326,189
4,583,400	Enel Americas SA	428,959
58,050	Lundin Mining Corp.	564,511
		1,760,904
	China - 6.8%
109,324	Alibaba Group Holding Ltd.	1,337,285
25,141	Alibaba Group Holding Ltd. ADR	2,463,315
50,794	Baidu, Inc. Class A*	579,601
404,481	BOC Hong Kong Holdings Ltd.	1,320,521
744,769	China BlueChemical Ltd. Class H	193,519
206,214	China Mengniu Dairy Co. Ltd.	461,808
5,321,230	China Reinsurance Group Corp. Class H	633,862
4,226,000	China Tower Corp. Ltd. Class H(1)	570,218
183,987	DiDi Global, Inc. ADR*	916,255
633,467	Dongfeng Motor Group Co. Ltd. Class H	195,312
686,425	Foxconn Industrial Internet Co. Ltd. Class A	2,302,196
91,658	Fuyao Glass Industry Group Co. Ltd. Class A	733,394
26,203	Fuyao Glass Industry Group Co. Ltd. Class H(1)	185,886
107,560	Goneo Group Co. Ltd. Class A	1,102,057
191,408	Gree Electric Appliances, Inc. of Zhuhai Class A	1,171,076
56,706	Kanzhun Ltd. ADR	825,072
27,747	KE Holdings, Inc. ADR	608,492
372,000	Kunlun Energy Co. Ltd.	352,790
3,300	Kweichow Moutai Co. Ltd. Class A	708,774
2,424,656	Lenovo Group Ltd.	3,197,239
96,684	Meituan Class B*(1)	2,284,679
60,800	Midea Group Co. Ltd. Class A	609,480
7,800	NetEase, Inc.	125,493
18,589	NetEase, Inc. ADR	1,496,600
9,126	PDD Holdings, Inc. ADR*	1,100,504
2,077,976	PICC Property & Casualty Co. Ltd. Class H	3,152,227
860,877	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	537,072
120,900	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	329,173
11,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	445,844
15,300	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	339,717
369,244	Sinopharm Group Co. Ltd. Class H	919,894
168,790	Tencent Holdings Ltd.	8,801,063
84,335	Tencent Music Entertainment Group ADR	938,649
55,700	Will Semiconductor Co. Ltd. Shanghai Class A	837,916
47,000	Zai Lab Ltd.*	143,309
12,917	Zai Lab Ltd. ADR*	390,352
		42,310,644
	Denmark - 1.8%
16,840	DSV AS	3,686,368
54,409	Novo Nordisk AS Class B	6,102,785
22,179	Novonesis (Novozymes) B Class B	1,393,767
		11,182,920
	Egypt - 0.1%
259,426	Centamin PLC	531,213
	Finland - 0.6%
39,847	Kone OYJ Class B	2,185,090
252,441	Nokia OYJ	1,194,556
48,827	Nokian Renkaat OYJ(2)	405,256
		3,784,902
	France - 8.1%
96,112	Accor SA	4,360,331
21,971	Airbus SE	3,351,483
100,501	AXA SA	3,773,540
73,019	Ayvens SA(1)	485,165
The accompanying notes are an integral part of these financial statements.

11

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	France - 8.1% - (continued)
24,001	BNP Paribas SA	$1,639,124
56,498	Bureau Veritas SA	1,791,830
29,606	Capgemini SE	5,136,072
71,569	Carrefour SA	1,136,582
13,899	Cie de Saint-Gobain SA	1,260,429
24,496	Danone SA	1,749,958
106,980	Engie SA	1,793,146
11,016	Imerys SA	357,607
16,819	Legrand SA	1,898,333
7,336	L'Oreal SA	2,752,248
1,240	LVMH Moet Hennessy Louis Vuitton SE	825,493
28,860	Metropole Television SA	364,597
134,312	Orange SA	1,475,511
43,192	Publicis Groupe SA	4,590,590
22,176	Quadient SA	390,224
18,001	Renault SA	823,625
64,086	Societe Generale SA	1,840,643
14,509	Sodexo SA	1,259,417
68,044	Television Francaise 1 SA	564,562
8,371	Thales SA	1,349,393
42,081	TotalEnergies SE	2,640,820
44,940	Valeo SE	436,913
9,328	Vicat SACA	345,610
14,832	Vinci SA	1,661,491
		50,054,737
	Germany - 6.1%
13,577	adidas AG	3,251,572
27,019	BASF SE	1,313,464
11,486	Beiersdorf AG	1,550,538
18,601	Brenntag SE	1,213,400
78,353	Ceconomy AG*	252,187
10,145	Continental AG	633,153
32,914	Daimler Truck Holding AG	1,361,014
8,828	Deutsche Boerse AG	2,050,553
19,828	Duerr AG	459,495
41,901	Evonik Industries AG	923,464
34,679	Fresenius SE & Co. KGaA*	1,266,152
16,171	Heidelberg Materials AG	1,781,059
84,918	Infineon Technologies AG	2,685,501
10,421	Mercedes-Benz Group AG	633,082
17,989	Merck KGaA	2,974,036
5,869	Rheinmetall AG	3,021,569
31,216	SAP SE	7,288,464
21,988	Scout24 SE(1)	1,899,440
25,532	Symrise AG	3,072,282
		37,630,425
	Greece - 0.1%
104,948	Piraeus Financial Holdings SA	395,426
	Hong Kong - 2.0%
240,614	AIA Group Ltd.	1,899,002
11,514	ASMPT Ltd.	124,821
175,932	CK Asset Holdings Ltd.	719,204
91,818	Dah Sing Financial Holdings Ltd.	299,345
57,879	Hong Kong Exchanges & Clearing Ltd.	2,317,495
241,215	PAX Global Technology Ltd.	160,105
526,909	Prudential PLC	4,386,438
2,861,115	Sino Biopharmaceutical Ltd.	1,299,710
1,097,661	WH Group Ltd.(1)	854,328
206,949	Yue Yuen Industrial Holdings Ltd.	435,033
		12,495,481
	Hungary - 0.3%
41,975	MOL Hungarian Oil & Gas PLC	291,287
25,485	OTP Bank Nyrt	1,268,796
		1,560,083
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	India - 4.4%
80,643	Axis Bank Ltd.	$1,107,805
13,149	Bajaj Auto Ltd.	1,535,726
6,401	Bajaj Finance Ltd.	522,838
88,164	Bharti Airtel Ltd.	1,687,501
2,413	Bharti Hexacom Ltd.	40,285
380,330	Canara Bank	462,137
34,614	Cummins India Ltd.	1,435,791
192,445	Embassy Office Parks REIT	904,754
16,517	Hero MotoCorp Ltd.	976,656
124,673	ICICI Bank Ltd.	1,912,427
38,382	Infosys Ltd.	800,827
55,214	Kotak Mahindra Bank Ltd.	1,133,555
34,495	Larsen & Toubro Ltd.	1,481,791
69,888	Larsen & Toubro Ltd. GDR(3)	2,998,195
19,439	Macrotech Developers Ltd.(1)	277,908
36,235	Mahindra & Mahindra Ltd.	1,170,116
5,498	MakeMyTrip Ltd.*	557,992
87,271	Max Financial Services Ltd.*	1,329,738
22,844	Max Healthcare Institute Ltd.	275,758
23,619	PB Fintech Ltd.*	477,209
16,998	Reliance Industries Ltd.	268,772
16,998	Reliance Industries Ltd.*	269,273
43,806	Reliance Industries Ltd. GDR(1)	2,742,256
66,689	SBI Life Insurance Co. Ltd.(1)	1,283,948
36,418	Tata Consultancy Services Ltd.	1,712,996
30,590	Varun Beverages Ltd.	217,457
		27,583,711
	Indonesia - 0.7%
4,603,260	Bank Central Asia Tbk. PT	3,006,270
1,307,100	Bank Mandiri Persero Tbk. PT	554,888
1,666,309	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	130,056
1,546,663	Semen Indonesia Persero Tbk. PT	389,253
		4,080,467
	Ireland - 0.2%
157,455	AIB Group PLC	844,123
75,660	Bank of Ireland Group PLC	701,232
		1,545,355
	Israel - 0.2%
6,851	Check Point Software Technologies Ltd.*	1,186,662
	Italy - 2.6%
190,586	BPER Banca SpA	1,160,401
130,412	Eni SpA	1,986,590
7,932	Ferrari NV	3,786,492
45,605	Moncler SpA	2,533,699
73,539	Ryanair Holdings PLC ADR	3,254,836
70,474	UniCredit SpA	3,117,712
19,362	Wizz Air Holdings PLC*(1)	344,939
		16,184,669
	Japan - 13.8%
57,030	Advantest Corp.	3,302,014
13,794	Aeon Delight Co. Ltd.	391,812
38,022	Alfresa Holdings Corp.	548,583
45,679	Alps Alpine Co. Ltd.	448,876
34,870	Amada Co. Ltd.	343,640
116,210	Asahi Group Holdings Ltd.	1,395,133
35,556	ASKUL Corp.	448,356
89,420	Astellas Pharma, Inc.	1,046,959
32,490	Avex, Inc.	319,726
18,620	BML, Inc.	341,344
52,909	Chiyoda Corp.*(2)	101,647
59,890	Chugai Pharmaceutical Co. Ltd.	2,849,653
33,982	Cosel Co. Ltd.	273,293
33,313	Dai-ichi Life Holdings, Inc.	830,503
The accompanying notes are an integral part of these financial statements.

12

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Japan - 13.8% - (continued)
99,378	Daiichi Sankyo Co. Ltd.	$3,234,577
9,727	Daito Trust Construction Co. Ltd.	1,074,867
35,945	DeNA Co. Ltd.	440,378
35,230	Dentsu Group, Inc.(2)	1,087,471
16,850	Dowa Holdings Co. Ltd.	572,481
6,066	Eisai Co. Ltd.	205,517
3,545	Fast Retailing Co. Ltd.	1,133,413
67,890	Hakuhodo DY Holdings, Inc.	538,022
95,134	Hino Motors Ltd.*	233,563
20,810	Hisaka Works Ltd.	135,659
23,088	Honda Motor Co. Ltd.	232,199
17,370	Hoya Corp.	2,324,001
52,364	Isuzu Motors Ltd.	677,160
27,145	Japan Airlines Co. Ltd.	435,354
152,488	Japan Exchange Group, Inc.	1,787,321
40,000	Japan Post Insurance Co. Ltd.	659,128
66,230	Japan Tobacco, Inc.	1,848,973
62,550	JGC Holdings Corp.	536,884
48,600	Kao Corp.	2,142,062
52,080	KDDI Corp.	1,623,823
13,485	Keyence Corp.	6,087,309
29,890	KH Neochem Co. Ltd.	403,035
24,437	Kirin Holdings Co. Ltd.	359,777
9,466	Kissei Pharmaceutical Co. Ltd.	230,991
48,850	Koito Manufacturing Co. Ltd.	632,551
96,690	Kubota Corp.	1,235,416
7,098	Makino Milling Machine Co. Ltd.	266,466
17,649	Makita Corp.	576,273
16,563	Maruichi Steel Tube Ltd.	356,936
36,468	Maxell Ltd.	445,182
15,730	Miraial Co. Ltd.	150,194
43,940	Mitsubishi Estate Co. Ltd.	649,786
42,230	Mitsubishi Gas Chemical Co., Inc.	733,932
27,321	MS&AD Insurance Group Holdings, Inc.	604,322
16,187	Nachi-Fujikoshi Corp.	339,774
31,686	Neturen Co. Ltd.	206,357
49,680	Nichicon Corp.	324,513
33,494	Nikon Corp.	414,930
27,051	Nippon Chemi-Con Corp.*	186,639
55,316	Nippon Shokubai Co. Ltd.	622,298
51,802	Nippon Television Holdings, Inc.	795,724
234,119	Nissan Motor Co. Ltd.(2)	623,705
30,030	OKUMA Corp.	607,086
35,380	Ono Pharmaceutical Co. Ltd.	441,903
32,464	Optorun Co. Ltd.	405,400
38,130	OSG Corp.	450,049
43,705	Otsuka Corp.	980,891
16,366	Paramount Bed Holdings Co. Ltd.	282,823
389,300	Persol Holdings Co. Ltd.	653,842
512,898	Resona Holdings, Inc.	3,383,980
30,730	Rinnai Corp.	673,200
80,273	Rohm Co. Ltd.	884,996
7,892	Sanyo Shokai Ltd.	133,388
50,314	SCSK Corp.	938,844
24,100	Sega Sammy Holdings, Inc.	453,541
18,000	Seria Co. Ltd.	376,053
1,100	Shiga Bank Ltd.	23,618
37,952	Shimadzu Corp.	1,119,503
69,702	Shin-Etsu Chemical Co. Ltd.	2,554,156
1,433,410	SoftBank Corp.	1,804,523
171,360	Sony Group Corp.	3,015,510
36,826	Stanley Electric Co. Ltd.	629,843
47,341	Subaru Corp.	845,474
23,231	Sumitomo Heavy Industries Ltd.	517,655
63,484	Sumitomo Mitsui Trust Group, Inc.	1,392,225
62,087	Sumitomo Rubber Industries Ltd.	636,307
34,632	Suntory Beverage & Food Ltd.	1,168,290
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Japan - 13.8% - (continued)
90,123	T&D Holdings, Inc.	$1,438,566
25,160	Tachi-S Co. Ltd.	290,482
55,450	Tadano Ltd.	352,983
22,102	Taiheiyo Cement Corp.	481,498
31,307	Takeda Pharmaceutical Co. Ltd.	873,503
98,009	Terumo Corp.	1,866,611
39,383	THK Co. Ltd.	650,191
111,849	Tochigi Bank Ltd.	189,138
35,505	Tokai Rika Co. Ltd.	501,986
29,490	Toyoda Gosei Co. Ltd.	501,044
49,680	Toyota Boshoku Corp.	663,190
15,100	Transcosmos, Inc.	329,614
40,335	TS Tech Co. Ltd.	456,108
22,170	Tsubakimoto Chain Co.	279,144
11,387	Tsuruha Holdings, Inc.	636,940
44,037	TV Asahi Holdings Corp.	573,170
21,890	Ushio, Inc.	301,338
39,134	Xebio Holdings Co. Ltd.	295,812
51,160	Yamato Holdings Co. Ltd.	542,613
		85,407,533
	Kazakhstan - 0.1%
7,297	Kaspi.KZ JSC ADR	803,692
	Luxembourg - 0.1%
14,137	RTL Group SA	449,878
	Mexico - 0.8%
30,639	Corp. Inmobiliaria Vesta SAB de CV ADR	798,452
301,023	Fibra Uno Administracion SA de CV REIT	346,764
78,626	Fresnillo PLC	748,182
501,110	Genomma Lab Internacional SAB de CV Class B	671,169
44,900	Grupo Financiero Banorte SAB de CV Class O	313,365
126,600	Kimberly-Clark de Mexico SAB de CV Class A	182,407
225,238	Megacable Holdings SAB de CV	497,202
568,995	Wal-Mart de Mexico SAB de CV	1,571,103
		5,128,644
	Netherlands - 3.7%
73,783	ABN AMRO Bank NV(1)	1,219,315
5,604	Argenx SE*	3,304,430
6,790	ASML Holding NV	4,570,560
12,691	Fugro NV	291,812
65,524	Heineken NV	5,374,063
86,547	ING Groep NV	1,468,736
59,380	Koninklijke Philips NV*	1,562,217
26,201	NN Group NV	1,286,266
16,751	Randstad NV	772,346
110,478	Universal Music Group NV	2,780,308
		22,630,053
	Norway - 0.0%
22,449	Norsk Hydro ASA	139,349
	Pakistan - 0.1%
13,659	VEON Ltd. ADR*	436,405
	Peru - 0.1%
3,468	Credicorp Ltd.(2)	638,563
	Philippines - 0.1%
1,017,600	Ayala Land, Inc.	570,845
213,028	Security Bank Corp.	337,450
		908,295
	Poland - 0.1%
29,392	Allegro.eu SA*(1)	258,635
270,185	Orange Polska SA	524,339
		782,974
The accompanying notes are an integral part of these financial statements.

13

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	$—
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—
164,682	Surgutneftegas PJSC ADR*(4)	—
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 0.8%
227,219	Saudi Arabian Oil Co.(1)	1,632,127
103,164	Saudi Awwal Bank	928,612
262,192	Saudi National Bank	2,304,910
		4,865,649
	Singapore - 0.1%
188,772	Grab Holdings Ltd. Class A*	770,190
	South Africa - 1.5%
61,618	Anglo American PLC	1,910,184
37,144	Astral Foods Ltd.*	364,446
94,441	FirstRand Ltd.	414,945
102,005	MTN Group Ltd.	506,438
4,791	Nampak Ltd.*	124,275
9,132	Naspers Ltd. Class N	2,158,325
634,930	Netcare Ltd.	534,070
968,465	Old Mutual Ltd.	668,531
946,518	Pepkor Holdings Ltd.(1)	1,228,650
282,785	Sanlam Ltd.	1,407,188
		9,317,052
	South Korea - 2.9%
2,872	BGF retail Co. Ltd.	240,301
52,916	Coupang, Inc.*	1,364,704
15,049	Coway Co. Ltd.	687,545
65,909	DGB Financial Group, Inc.	388,898
12,697	Hankook Tire & Technology Co. Ltd.	323,374
3,258	HD Hyundai Marine Solution Co. Ltd. Class C	320,504
5,430	Hyundai Mobis Co. Ltd.	975,949
7,449	Hyundai Motor Co.	1,147,372
19,799	KB Financial Group, Inc.	1,288,297
33,997	KT Corp.	1,083,998
80,229	LG Uplus Corp.	581,479
15,657	NAVER Corp.	1,915,192
75,091	Samsung Electronics Co. Ltd.	3,188,438
42,720	Shinhan Financial Group Co. Ltd.	1,591,328
15,419	SK Hynix, Inc.	2,018,560
14,700	SK Telecom Co. Ltd.	603,277
26,032	Tongyang Life Insurance Co. Ltd.	114,892
		17,834,108
	Spain - 1.3%
51,599	Almirall SA	503,933
63,816	Cellnex Telecom SA*(1)	2,343,691
157,137	Iberdrola SA	2,334,197
36,878	Industria de Diseno Textil SA	2,102,586
156,039	Prosegur Cia de Seguridad SA	320,113
415,079	Unicaja Banco SA(1)	521,796
		8,126,316
	Sweden - 1.3%
40,361	Alfa Laval AB	1,786,770
69,406	Assa Abloy AB Class B	2,173,985
112,120	Atlas Copco AB Class A	1,850,362
46,752	SKF AB Class B	886,789
163,355	Telefonaktiebolaget LM Ericsson Class B	1,369,586
		8,067,492
	Switzerland - 3.6%
23,505	Adecco Group AG	735,277
179	Chocoladefabriken Lindt & Spruengli AG	2,111,522
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	Switzerland - 3.6% - (continued)
2,013	EMS-Chemie Holding AG	$1,548,116
3,385	Implenia AG	119,646
47,974	Novartis AG	5,205,479
2,700	Partners Group Holding AG	3,714,737
6,547	Schindler Holding AG	1,905,361
17,053	SGS SA	1,805,345
9,232	Sika AG	2,571,270
5,176	Swatch Group AG	1,062,131
54,988	UBS Group AG	1,681,972
		22,460,856
	Taiwan - 5.5%
158,861	Advantech Co. Ltd.	1,556,847
9,104	ASPEED Technology, Inc.	1,154,452
22,983	Catcher Technology Co. Ltd.	167,274
243,174	Delta Electronics, Inc.	3,003,412
158,101	Foxconn Technology Co. Ltd.	391,047
403,768	Hon Hai Precision Industry Co. Ltd.	2,588,041
6,335	Largan Precision Co. Ltd.	443,707
66,053	Nien Made Enterprise Co. Ltd.	984,272
34,000	Realtek Semiconductor Corp.	498,864
700,308	Taiwan Semiconductor Manufacturing Co. Ltd.	21,961,296
3,039	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	579,051
187,000	Unimicron Technology Corp.	913,268
		34,241,531
	Thailand - 0.6%
282,625	Kasikornbank PCL	1,231,171
47,765	Kasikornbank PCL NVDR	207,023
207,500	PTT Exploration & Production PCL	777,856
1,073,126	Thai Union Group PCL	477,015
2,201,368	True Corp. PCL*	795,872
		3,488,937
	Turkey - 0.2%
101,158	Coca-Cola Icecek AS	150,268
95,250	KOC Holding AS	469,723
154,711	Ulker Biskuvi Sanayi AS*	567,244
		1,187,235
	Ukraine - 0.0%
247,759	Ferrexpo PLC*	206,060
	United Arab Emirates - 0.4%
154,369	Abu Dhabi Islamic Bank PJSC	529,546
496,201	Americana Restaurants International PLC - Foreign Co.	304,530
473,704	Burjeel Holdings PLC	293,282
327,519	Emirates Telecommunications Group Co. PJSC	1,580,059
		2,707,417
	United Kingdom - 8.1%
48,640	AstraZeneca PLC	6,921,160
75,065	Babcock International Group PLC	456,861
123,206	BAE Systems PLC	1,985,750
77,865	British American Tobacco PLC	2,722,869
79,711	British Land Co. PLC REIT	410,189
598,204	BT Group PLC	1,068,146
49,877	Burberry Group PLC	506,994
146,135	CK Hutchison Holdings Ltd.	768,543
68,262	Compass Group PLC	2,216,905
136,826	Crest Nicholson Holdings PLC	298,456
74,983	Diageo PLC	2,315,608
131,239	easyJet PLC	864,822
23,855	Flutter Entertainment PLC*	5,580,461
401,288	Hays PLC	400,124
55,119	Imperial Brands PLC	1,663,383
126,666	J Sainsbury PLC	436,085
228,371	Kingfisher PLC	863,654
The accompanying notes are an integral part of these financial statements.

14

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.1% - (continued)
	United Kingdom - 8.1% - (continued)
66,934	Land Securities Group PLC REIT	$519,855
80,960	Pagegroup PLC	373,104
54,996	Reckitt Benckiser Group PLC	3,336,280
398,431	Schroders PLC	1,765,382
100,907	Smith & Nephew PLC	1,254,559
76,822	Smiths Group PLC	1,515,916
183,758	Standard Chartered PLC	2,130,929
43,762	SThree PLC	199,476
82,314	Tate & Lyle PLC	796,049
56,931	Travis Perkins PLC	593,151
67,617	Unilever PLC	4,127,235
101,027	Vanquis Banking Group PLC	58,817
283,796	Wise PLC Class A*	2,588,545
133,788	WPP PLC	1,406,236
		50,145,544
	United States - 5.8%
422,999	BP PLC	2,068,812
9,361	CSL Ltd.	1,757,576
60,890	Experian PLC	2,971,785
135,061	GSK PLC	2,439,009
5,148	Holcim AG	505,537
5,381	Linde PLC	2,454,543
24,064	Nestle SA	2,273,870
7,768	Roche Holding AG	2,407,330
688	Rubicon Earnout Shares*(4)(5)	1
73,363	Rubicon TRA Placeholder*(4)(5)	3,668
32,787	Schneider Electric SE	8,493,428
146,069	Shell PLC	4,876,854
12,858	Spotify Technology SA*	4,951,616
16,188	Tory Burch LLC*(4)(5)	873,498
		36,077,527
	Total Common Stocks (cost $482,136,226)	$589,476,414
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(4)(5)(6)	$313,760
243,469	Lumeris Group Holdings Corp.*(4)(5)(6)	423,636
	Total Convertible Preferred Stocks (cost $826,934)	$737,396
EXCHANGE-TRADED FUNDS - 0.0%
	Other Investment Pools & Funds - 0.0%
2,233	iShares Core MSCI EAFE ETF	$164,751
	Total Exchange-Traded Funds (cost $166,685)	$164,751
PREFERRED STOCKS - 1.0%
	Brazil - 0.4%
842,444	Itausa SA (Preference Shares)(6)	$1,546,183
1,229,600	Raizen SA (Preference Shares)(6)	595,561
		2,141,744
	Chile - 0.2%
434,505	Embotelladora Andina SA (Preference Shares)(6)	1,288,879
	Germany - 0.4%
9,863	FUCHS SE (Preference Shares)(6)	460,326
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.0% - (continued)
	Germany - 0.4% - (continued)
6,842	Henkel AG & Co. KGaA (Preference Shares)(6)		$592,469
14,649	Volkswagen AG (Preference Shares)(6)		1,421,872
			2,474,667
	Total Preferred Stocks (cost $5,352,475)		$5,905,290
	Total Long-Term Investments (cost $488,482,320)		$596,283,851
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.6%
$ 3,903,590	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $3,904,116; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $3,981,726		$3,903,590
	Securities Lending Collateral - 0.5%
427,139	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(7)		427,139
1,423,798	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(7)		1,423,798
427,139	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(7)		427,139
427,139	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(7)		427,139
			2,705,215
	Total Short-Term Investments (cost $6,608,805)		$6,608,805
	Total Investments (cost $495,091,125)	97.3%	$602,892,656
	Other Assets and Liabilities	2.7%	16,902,318
	Net Assets	100.0%	$619,794,974
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$18,755,641, representing 3.0% of net assets.

The accompanying notes are an integral part of these financial statements.

15

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2024

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of this security was $2,998,195, representing 0.5% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,614,563 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$313,760
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	423,636
09/2015	Rubicon Earnout Shares	688	—	1
09/2015	Rubicon TRA Placeholder	73,363	—	3,668
11/2013	Tory Burch LLC	16,188	1,268,749	873,498
			$2,095,683	$1,614,563

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	141	12/19/2024	$18,952,785	$(135,424)
Total futures contracts				$(135,424)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

16

Hartford International Equity Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$13,518,333	$490,136	$13,028,197	$—
Austria	7,474,717	107,305	7,367,412	—
Belgium	3,186,118	453,135	2,732,983	—
Brazil	9,151,433	9,151,433	—	—
Burkina Faso	465,345	465,345	—	—
Canada	26,169,070	26,169,070	—	—
Cayman Islands	402,499	402,499	—	—
Chile	1,760,904	1,331,945	428,959	—
China	42,310,644	9,655,716	32,654,928	—
Denmark	11,182,920	—	11,182,920	—
Egypt	531,213	531,213	—	—
Finland	3,784,902	—	3,784,902	—
France	50,054,737	1,259,417	48,795,320	—
Germany	37,630,425	—	37,630,425	—
Greece	395,426	—	395,426	—
Hong Kong	12,495,481	160,105	12,335,376	—
Hungary	1,560,083	—	1,560,083	—
India	27,583,711	7,420,654	20,163,057	—
Indonesia	4,080,467	3,525,579	554,888	—
Ireland	1,545,355	—	1,545,355	—
Israel	1,186,662	1,186,662	—	—
Italy	16,184,669	3,254,836	12,929,833	—
Japan	85,407,533	—	85,407,533	—
Kazakhstan	803,692	803,692	—	—
Luxembourg	449,878	—	449,878	—
Mexico	5,128,644	4,380,462	748,182	—
Netherlands	22,630,053	—	22,630,053	—
Norway	139,349	—	139,349	—
Pakistan	436,405	436,405	—	—
Peru	638,563	638,563	—	—
Philippines	908,295	337,450	570,845	—
Poland	782,974	524,339	258,635	—
Russia	—	—	—	—
Saudi Arabia	4,865,649	—	4,865,649	—
Singapore	770,190	770,190	—	—
South Africa	9,317,052	2,037,901	7,279,151	—
South Korea	17,834,108	1,364,704	16,469,404	—
Spain	8,126,316	320,113	7,806,203	—
Sweden	8,067,492	—	8,067,492	—
Switzerland	22,460,856	—	22,460,856	—
Taiwan	34,241,531	579,051	33,662,480	—
Thailand	3,488,937	3,281,914	207,023	—
Turkey	1,187,235	150,268	1,036,967	—
Ukraine	206,060	206,060	—	—
United Arab Emirates	2,707,417	2,109,605	597,812	—
United Kingdom	50,145,544	2,477,458	47,668,086	—
United States	36,077,527	7,406,159	27,794,201	877,167
Convertible Preferred Stocks	737,396	—	—	737,396
Exchange-Traded Funds	164,751	164,751	—	—
Preferred Stocks	5,905,290	2,141,744	3,763,546	—
Short-Term Investments	6,608,805	2,705,215	3,903,590	—
Total	$602,892,656	$98,401,094	$502,876,999	$1,614,563
Liabilities
Futures Contracts(2)	$(135,424)	$(135,424)	$—	$—
Total	$(135,424)	$(135,424)	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

17

The Hartford International Growth Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Australia - 2.0%
1,141,871	Glencore PLC*	$5,988,701
	Austria - 2.9%
155,145	Erste Group Bank AG	8,775,884
	Canada - 2.3%
89,122	Shopify, Inc. Class A*	6,970,232
	China - 5.8%
4,733,288	Lenovo Group Ltd.	6,241,484
217,732	Tencent Holdings Ltd.	11,353,001
		17,594,485
	Denmark - 6.3%
33,191	DSV AS	7,265,691
105,256	Novo Nordisk AS Class B	11,806,038
		19,071,729
	France - 10.2%
190,217	Accor SA	8,629,609
42,524	Airbus SE	6,486,662
30,152	Capgemini SE	5,230,793
14,198	L'Oreal SA	5,326,665
50,023	Publicis Groupe SA	5,316,611
		30,990,340
	Germany - 8.5%
26,680	adidas AG	6,389,625
163,934	Infineon Technologies AG	5,184,353
11,320	Rheinmetall AG	5,827,937
36,232	SAP SE	8,459,624
		25,861,539
	Hong Kong - 1.5%
544,246	Prudential PLC	4,530,766
	India - 3.6%
135,021	Larsen & Toubro Ltd. GDR(1)	5,792,401
83,949	Reliance Industries Ltd. GDR(2)	5,255,207
		11,047,608
	Italy - 6.1%
15,320	Ferrari NV	7,313,295
89,728	Moncler SpA	4,985,061
143,750	Ryanair Holdings PLC ADR	6,362,375
		18,660,731
	Japan - 11.5%
112,100	Advantest Corp.	6,490,546
191,050	Daiichi Sankyo Co. Ltd.	6,218,337
14,837	Keyence Corp.	6,697,619
722,800	Resona Holdings, Inc.	4,768,863
135,332	Shin-Etsu Chemical Co. Ltd.	4,959,098
332,405	Sony Group Corp.	5,849,501
		34,983,964
	Netherlands - 8.6%
10,911	Argenx SE*	6,433,732
13,182	ASML Holding NV	8,873,213
64,960	Heineken NV	5,327,806
217,536	Universal Music Group NV	5,474,548
		26,109,299
	Spain - 1.5%
124,331	Cellnex Telecom SA*(2)	4,566,150
	Switzerland - 2.4%
5,243	Partners Group Holding AG	7,213,469
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Taiwan - 9.4%
786,193	Hon Hai Precision Industry Co. Ltd.		$5,039,280
746,053	Taiwan Semiconductor Manufacturing Co. Ltd.		23,395,835
			28,435,115
	United Kingdom - 8.4%
66,395	AstraZeneca PLC		9,447,582
46,564	Flutter Entertainment PLC*		10,892,836
553,949	Wise PLC Class A*		5,052,650
			25,393,068
	United States - 7.3%
48,269	Schneider Electric SE		12,504,019
24,796	Spotify Technology SA*		9,548,940
			22,052,959
	Total Common Stocks (cost $207,893,585)		$298,246,039
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 811,586	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $811,695; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $827,927		$811,586
	Total Short-Term Investments (cost $811,586)		$811,586
	Total Investments (cost $208,705,171)	98.6%	$299,057,625
	Other Assets and Liabilities	1.4%	4,295,362
	Net Assets	100.0%	$303,352,987
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of this security was $5,792,401, representing 1.9% of net assets.

The accompanying notes are an integral part of these financial statements.

18

The Hartford International Growth Fund
Schedule of Investments – (continued)
October 31, 2024

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$9,821,357, representing 3.2% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$5,988,701	$—	$5,988,701	$—
Austria	8,775,884	—	8,775,884	—
Canada	6,970,232	6,970,232	—	—
China	17,594,485	—	17,594,485	—
Denmark	19,071,729	—	19,071,729	—
France	30,990,340	—	30,990,340	—
Germany	25,861,539	—	25,861,539	—
Hong Kong	4,530,766	—	4,530,766	—
India	11,047,608	11,047,608	—	—
Italy	18,660,731	6,362,375	12,298,356	—
Japan	34,983,964	—	34,983,964	—
Netherlands	26,109,299	—	26,109,299	—
Spain	4,566,150	—	4,566,150	—
Switzerland	7,213,469	—	7,213,469	—
Taiwan	28,435,115	—	28,435,115	—
United Kingdom	25,393,068	—	25,393,068	—
United States	22,052,959	9,548,940	12,504,019	—
Short-Term Investments	811,586	—	811,586	—
Total	$299,057,625	$33,929,155	$265,128,470	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

The Hartford International Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Brazil - 1.7%
9,842	MercadoLibre, Inc.*	$20,049,926
8,310,500	TIM SA	23,835,059
1,119,349	XP, Inc. Class A	19,543,833
		63,428,818
	Canada - 8.7%
467,802	Cameco Corp.	24,445,918
609,131	Canadian Pacific Kansas City Ltd.	46,990,168
1,672,795	Cenovus Energy, Inc.	26,899,760
18,550	Constellation Software, Inc.	55,942,968
479,226	RB Global, Inc.	40,603,506
496,570	Royal Bank of Canada	60,054,887
341,547	Shopify, Inc. Class A*	26,718,353
271,390	TFI International, Inc.	36,318,525
		317,974,085
	Chile - 0.6%
2,322,499	Lundin Mining Corp.	22,585,296
	China - 6.0%
4,043,387	ENN Energy Holdings Ltd.	28,486,830
1,548,955	KE Holdings, Inc. ADR	33,968,583
817,295	Meituan Class B*(1)	19,312,984
2,786,652	Proya Cosmetics Co. Ltd. Class A	37,574,470
1,903,157	Tencent Holdings Ltd.	99,234,582
		218,577,449
	Denmark - 1.9%
604,820	Novo Nordisk AS Class B	67,839,629
	France - 6.0%
1,108,169	Accor SA	50,274,506
201,785	Airbus SE	30,780,526
615,795	Bureau Veritas SA	19,529,892
193,706	Capgemini SE	33,604,270
18,767	Hermes International SCA	42,652,713
920,164	Renault SA	42,101,573
		218,943,480
	Germany - 11.3%
209,209	adidas AG	50,103,711
238,090	Allianz SE	74,951,970
2,331,813	Deutsche Telekom AG	70,498,895
1,585,823	Infineon Technologies AG	50,151,070
173,476	Merck KGaA	28,679,963
330,409	SAP SE	77,145,507
302,448	Siemens AG	58,841,199
		410,372,315
	Hong Kong - 2.5%
6,520,683	AIA Group Ltd.	51,463,308
940,181	Hong Kong Exchanges & Clearing Ltd.	37,645,178
		89,108,486
	India - 3.6%
3,873,369	Axis Bank Ltd.	53,209,052
816,618	Larsen & Toubro Ltd.	35,079,206
1,347,927	Reliance Industries Ltd.	21,313,389
1,347,927	Reliance Industries Ltd.*	21,353,148
		130,954,795
	Indonesia - 1.0%
56,119,503	Bank Central Asia Tbk. PT	36,650,201
	Italy - 3.4%
73,314	Ferrari NV	34,997,839
13,265,064	Saipem SpA*	31,538,920
1,270,777	UniCredit SpA	56,218,128
		122,754,887
	Japan - 15.3%
1,354,717	Bandai Namco Holdings, Inc.	28,403,151
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 15.3% - (continued)
231,300	Daikin Industries Ltd.	$27,769,116
118,600	Fast Retailing Co. Ltd.	37,918,963
1,161,003	ITOCHU Corp.	57,432,294
109,594	Keyence Corp.	49,472,191
7,082,500	Mitsubishi UFJ Financial Group, Inc.	74,651,209
932,800	Nomura Research Institute Ltd.	27,903,221
567,300	Otsuka Holdings Co. Ltd.	34,271,010
627,800	Recruit Holdings Co. Ltd.	38,335,052
1,952,700	Renesas Electronics Corp.	26,162,898
603,400	SoftBank Group Corp.	35,973,794
3,289,100	Sony Group Corp.	57,879,981
1,303,500	Sumitomo Mitsui Trust Group, Inc.	28,586,173
1,976,953	T&D Holdings, Inc.	31,556,611
		556,315,664
	Netherlands - 3.9%
93,084	ASML Holding NV	62,657,729
245,305	EXOR NV	25,908,923
322,875	Wolters Kluwer NV	54,269,985
		142,836,637
	Singapore - 0.9%
14,339,900	Singapore Telecommunications Ltd.	33,831,131
	South Africa - 1.6%
1,829,881	Anglo American PLC	56,727,075
	South Korea - 0.8%
734,297	Shinhan Financial Group Co. Ltd.	27,352,706
	Spain - 1.6%
3,829,625	Iberdrola SA	56,887,287
	Switzerland - 2.5%
220,088	Cie Financiere Richemont SA Class A	32,044,893
208,405	Galderma Group AG*	19,502,296
29,813	Partners Group Holding AG	41,017,578
		92,564,767
	Taiwan - 4.2%
4,916,440	Taiwan Semiconductor Manufacturing Co. Ltd.	154,177,010
	Thailand - 0.9%
7,145,153	Kasikornbank PCL	31,125,722
	United Kingdom - 11.7%
344,356	Ashtead Group PLC	25,760,473
500,516	AstraZeneca PLC	71,220,217
3,766,330	BAE Systems PLC	60,703,114
13,594,271	Barclays PLC	41,673,293
539,506	London Stock Exchange Group PLC	73,122,404
559,507	Reckitt Benckiser Group PLC	33,941,958
3,427,399	Standard Chartered PLC	39,745,443
1,318,810	Unilever PLC	80,450,126
		426,617,028
	United States - 7.9%
74,812	CyberArk Software Ltd.*	20,687,014
575,162	GFL Environmental, Inc.	24,041,772
2,315,747	GSK PLC	41,819,093
9,660,412	Haleon PLC	46,428,596
80,229	Linde PLC(2)	36,688,013
2,509,721	Shell PLC	84,469,283
90,886	Spotify Technology SA*	35,000,199
		289,133,970
	Total Common Stocks (cost $2,842,026,756)	$3,566,758,438
The accompanying notes are an integral part of these financial statements.

20

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(3)(4)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,842,026,756)		$3,566,758,438
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 13,843,790	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $13,845,655; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $14,120,822		$13,843,790
	Securities Lending Collateral - 0.0%
29,934	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		29,934
99,778	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(5)		99,778
29,933	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(5)		29,933
29,933	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		29,933
			189,578
	Total Short-Term Investments (cost $14,033,368)		$14,033,368
	Total Investments (cost $2,856,060,124)	98.4%	$3,580,791,806
	Other Assets and Liabilities	1.6%	57,264,445
	Net Assets	100.0%	$3,638,056,251
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of this security was
$19,312,984, representing 0.5% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

21

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$63,428,818	$63,428,818	$—	$—
Canada	317,974,085	317,974,085	—	—
Chile	22,585,296	22,585,296	—	—
China	218,577,449	33,968,583	184,608,866	—
Denmark	67,839,629	—	67,839,629	—
France	218,943,480	—	218,943,480	—
Germany	410,372,315	—	410,372,315	—
Hong Kong	89,108,486	—	89,108,486	—
India	130,954,795	—	130,954,795	—
Indonesia	36,650,201	36,650,201	—	—
Italy	122,754,887	—	122,754,887	—
Japan	556,315,664	—	556,315,664	—
Netherlands	142,836,637	—	142,836,637	—
Singapore	33,831,131	—	33,831,131	—
South Africa	56,727,075	—	56,727,075	—
South Korea	27,352,706	—	27,352,706	—
Spain	56,887,287	—	56,887,287	—
Switzerland	92,564,767	19,502,296	73,062,471	—
Taiwan	154,177,010	—	154,177,010	—
Thailand	31,125,722	31,125,722	—	—
United Kingdom	426,617,028	—	426,617,028	—
United States	289,133,970	79,728,985	209,404,985	—
Warrants	—	—	—	—
Short-Term Investments	14,033,368	189,578	13,843,790	—
Total	$3,580,791,806	$605,153,564	$2,975,638,242	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

22

The Hartford International Value Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3%
	Australia - 0.4%
2,366,459	Austal Ltd.*	$5,109,715
5,743,842	OceanaGold Corp.	16,294,880
		21,404,595
	Austria - 1.8%
816,596	ams-OSRAM AG*	7,915,455
968,517	Erste Group Bank AG	54,784,830
1,909,563	Mondi PLC	30,921,947
221,016	Zumtobel Group AG	1,274,174
		94,896,406
	Belgium - 0.9%
651,981	Ageas SA	34,025,802
1,802,491	Proximus SADP	13,116,811
		47,142,613
	Brazil - 3.4%
11,210,390	Ambev SA	24,511,638
11,290,050	Atacadao SA*	14,627,908
14,745,361	Banco Bradesco SA ADR	36,421,042
4,468,040	Caixa Seguridade Participacoes SA	11,129,716
1,211,797	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	19,301,885
8,840,000	Lojas Renner SA	28,396,755
2,453,049	M Dias Branco SA	10,612,665
3,316,363	Telefonica Brasil SA	30,198,299
1,667,732	Ultrapar Participacoes SA	6,026,557
		181,226,465
	Burkina Faso - 0.3%
687,637	Endeavour Mining PLC	15,225,948
	Canada - 1.0%
977,257	ARC Resources Ltd.	16,185,260
1,743,000	Barrick Gold Corp.	33,687,025
1,247,778	Trican Well Service Ltd.	4,140,291
		54,012,576
	Chile - 0.5%
1,283,021	Cia Cervecerias Unidas SA ADR(1)	13,920,778
806,852	Embotelladora Andina SA Class B, ADR	14,047,293
		27,968,071
	China - 1.9%
1,991,836	Alibaba Group Holding Ltd.	24,364,749
1,688,687	Baidu, Inc. Class A*	19,269,305
17,630,125	China BlueChemical Ltd. Class H	4,580,961
6,905,336	China Mengniu Dairy Co. Ltd.	15,464,217
133,719,581	China Reinsurance Group Corp. Class H	15,928,611
20,394,991	Dongfeng Motor Group Co. Ltd. Class H	6,288,240
28,620,605	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	17,855,435
		103,751,518
	Egypt - 0.3%
8,694,004	Centamin PLC	17,802,258
	Finland - 1.0%
8,535,515	Nokia OYJ	40,390,226
1,491,049	Nokian Renkaat OYJ(1)	12,375,465
		52,765,691
	France - 10.7%
1,682,616	AXA SA	63,177,663
2,428,929	Ayvens SA(2)	16,138,692
797,908	BNP Paribas SA	54,492,314
2,334,462	Carrefour SA	37,073,421
461,384	Cie de Saint-Gobain SA	41,840,562
3,665,436	Engie SA	61,438,241
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	France - 10.7% - (continued)
366,243	Imerys SA	$11,889,174
847,286	Metropole Television SA	10,704,017
4,499,613	Orange SA	49,431,396
371,758	Quadient SA	6,541,707
613,539	Renault SA	28,072,123
2,130,600	Societe Generale SA	61,193,945
1,912,926	Television Francaise 1 SA	15,871,579
1,417,580	TotalEnergies SE	88,961,147
1,485,309	Valeo SE	14,440,383
234,354	Vicat SACA	8,683,014
		569,949,378
	Germany - 5.4%
909,748	BASF SE	44,225,227
2,301,621	Ceconomy AG*	7,408,004
338,655	Continental AG	21,135,563
1,108,553	Daimler Truck Holding AG	45,839,357
548,137	Duerr AG	12,702,559
1,392,834	Evonik Industries AG	30,696,916
1,178,440	Fresenius SE & Co. KGaA*	43,025,592
538,831	Heidelberg Materials AG	59,346,345
351,461	Mercedes-Benz Group AG	21,351,484
		285,731,047
	Hong Kong - 2.3%
374,883	ASMPT Ltd.	4,064,047
5,796,903	CK Asset Holdings Ltd.	23,697,536
1,547,114	Dah Sing Financial Holdings Ltd.	5,043,899
5,817,763	PAX Global Technology Ltd.	3,861,496
5,158,589	Prudential PLC	42,944,473
36,492,706	WH Group Ltd.(2)	28,402,874
6,880,180	Yue Yuen Industrial Holdings Ltd.	14,463,002
		122,477,327
	India - 0.3%
12,446,584	Canara Bank	15,123,766
	Indonesia - 0.3%
19,969,533	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,558,629
51,420,184	Semen Indonesia Persero Tbk. PT	12,941,046
		14,499,675
	Ireland - 1.0%
5,191,022	AIB Group PLC	27,829,285
2,541,246	Bank of Ireland Group PLC	23,552,793
		51,382,078
	Italy - 3.9%
6,336,170	BPER Banca SpA	38,578,387
4,340,686	Eni SpA	66,122,465
2,352,285	UniCredit SpA	104,063,151
		208,764,003
	Japan - 22.7%
295,090	Aeon Delight Co. Ltd.	8,381,893
1,263,606	Alfresa Holdings Corp.	18,231,371
1,545,180	Alps Alpine Co. Ltd.	15,184,093
1,158,410	Amada Co. Ltd.	11,416,013
1,190,378	ASKUL Corp.	15,010,486
819,850	Avex, Inc.	8,067,941
445,090	BML, Inc.	8,159,433
1,229,539	Chiyoda Corp.*(1)	2,362,141
306,669	Cosel Co. Ltd.(1)	2,466,321
1,106,414	Dai-ichi Life Holdings, Inc.	27,583,235
1,190,929	DeNA Co. Ltd.	14,590,611
1,170,270	Dentsu Group, Inc.(1)	36,123,593
The accompanying notes are an integral part of these financial statements.

23

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Japan - 22.7% - (continued)
563,890	Dowa Holdings Co. Ltd.	$19,158,254
201,721	Eisai Co. Ltd.	6,834,331
2,252,450	Hakuhodo DY Holdings, Inc.	17,850,468
3,161,952	Hino Motors Ltd.*	7,762,876
251,459	Hisaka Works Ltd.	1,639,241
773,663	Honda Motor Co. Ltd.	7,780,814
1,775,886	Isuzu Motors Ltd.	22,965,377
899,212	Japan Airlines Co. Ltd.	14,421,634
1,329,450	Japan Post Insurance Co. Ltd.	21,906,954
2,048,257	JGC Holdings Corp.	17,580,765
658,869	KH Neochem Co. Ltd.	8,884,154
816,889	Kirin Holdings Co. Ltd.	12,026,750
238,640	Kissei Pharmaceutical Co. Ltd.	5,823,325
1,625,530	Koito Manufacturing Co. Ltd.	21,048,738
3,239,695	Kubota Corp.	41,393,849
197,356	Makino Milling Machine Co. Ltd.	7,408,947
595,186	Makita Corp.	19,433,941
548,259	Maruichi Steel Tube Ltd.	11,815,086
471,617	Maxell Ltd.	5,757,256
166,410	Miraial Co. Ltd.(1)	1,588,922
1,452,998	Mitsubishi Estate Co. Ltd.	21,486,973
1,404,140	Mitsubishi Gas Chemical Co., Inc.	24,403,114
913,387	MS&AD Insurance Group Holdings, Inc.	20,203,508
225,190	Nachi-Fujikoshi Corp.	4,726,855
171,456	Neturen Co. Ltd.	1,116,619
1,082,000	Nichicon Corp.	7,067,701
1,112,410	Nikon Corp.	13,780,749
289,629	Nippon Chemi-Con Corp.*	1,998,299
1,588,158	Nippon Shokubai Co. Ltd.	17,866,583
1,720,691	Nippon Television Holdings, Inc.	26,431,333
7,921,279	Nissan Motor Co. Ltd.(1)	21,102,687
710,400	OKUMA Corp.	14,361,445
1,171,009	Ono Pharmaceutical Co. Ltd.	14,626,117
731,792	Optorun Co. Ltd.	9,138,374
1,196,250	OSG Corp.	14,119,358
199,647	Paramount Bed Holdings Co. Ltd.	3,450,125
13,040,690	Persol Holdings Co. Ltd.	21,902,275
4,383,032	Resona Holdings, Inc.	28,918,208
1,021,540	Rinnai Corp.	22,378,822
2,706,261	Rohm Co. Ltd.	29,836,051
174,457	Sanyo Shokai Ltd.(1)	2,948,624
820,860	Sega Sammy Holdings, Inc.	15,447,868
597,900	Seria Co. Ltd.	12,491,227
76,190	Shiga Bank Ltd.	1,635,862
1,246,024	Stanley Electric Co. Ltd.	21,311,029
1,597,788	Subaru Corp.	28,535,262
765,198	Sumitomo Heavy Industries Ltd.	17,050,866
2,131,887	Sumitomo Mitsui Trust Group, Inc.	46,752,966
2,086,803	Sumitomo Rubber Industries Ltd.	21,386,897
2,985,487	T&D Holdings, Inc.	47,655,079
264,519	Tachi-S Co. Ltd.	3,053,973
1,102,140	Tadano Ltd.	7,015,998
739,691	Taiheiyo Cement Corp.	16,114,380
1,041,632	Takeda Pharmaceutical Co. Ltd.	29,062,775
1,317,420	THK Co. Ltd.	21,749,866
911,285	Tochigi Bank Ltd.	1,540,994
918,987	Tokai Rika Co. Ltd.	12,993,069
988,690	Toyoda Gosei Co. Ltd.	16,798,141
1,656,600	Toyota Boshoku Corp.	22,114,333
383,250	Transcosmos, Inc.	8,365,876
1,364,955	TS Tech Co. Ltd.	15,434,922
741,440	Tsubakimoto Chain Co.	9,335,514
377,241	Tsuruha Holdings, Inc.	21,101,242
1,281,767	TV Asahi Holdings Corp.	16,683,031
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Japan - 22.7% - (continued)
712,627	Ushio, Inc.	$9,810,034
416,175	Xebio Holdings Co. Ltd.	3,145,845
1,750,460	Yamato Holdings Co. Ltd.	18,565,731
		1,207,675,413
	Luxembourg - 0.2%
422,050	RTL Group SA	13,430,782
	Mexico - 1.3%
2,648,637	Fresnillo PLC	25,203,639
16,275,494	Genomma Lab Internacional SAB de CV Class B	21,798,808
4,401,479	Kimberly-Clark de Mexico SAB de CV Class A	6,341,720
6,201,419	Megacable Holdings SAB de CV	13,689,331
		67,033,498
	Netherlands - 4.2%
2,495,845	ABN AMRO Bank NV(2)	41,245,574
425,293	Fugro NV	9,779,025
2,900,632	ING Groep NV	49,224,839
1,991,681	Koninklijke Philips NV*	52,398,753
885,133	NN Group NV	43,453,171
556,898	Randstad NV	25,677,139
		221,778,501
	Norway - 0.1%
743,996	Norsk Hydro ASA	4,618,243
	Pakistan - 0.1%
192,082	VEON Ltd. ADR*	6,137,020
	Philippines - 0.2%
5,171,977	Security Bank Corp.	8,192,746
	Poland - 0.3%
8,844,970	Orange Polska SA	17,165,131
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.6%
891,649	Anglo American PLC	27,641,491
228,710	Astral Foods Ltd.*	2,244,037
3,391,283	MTN Group Ltd.	16,837,153
58,711	Nampak Ltd.*	1,522,923
18,445,601	Netcare Ltd.	15,515,480
32,128,740	Old Mutual Ltd.	22,178,466
		85,939,550
	South Korea - 4.3%
499,508	Coway Co. Ltd.	22,821,048
1,598,193	DGB Financial Group, Inc.	9,430,182
422,106	Hankook Tire & Technology Co. Ltd.	10,750,435
180,576	Hyundai Mobis Co. Ltd.	32,455,421
661,173	KB Financial Group, Inc.	43,021,738
1,146,636	KT Corp.	36,560,616
2,667,263	LG Uplus Corp.	19,331,630
1,438,494	Shinhan Financial Group Co. Ltd.	53,584,181
707,015	Tongyang Life Insurance Co. Ltd.	3,120,411
		231,075,662
The accompanying notes are an integral part of these financial statements.

24

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3% - (continued)
	Spain - 0.7%
1,529,242	Almirall SA	$14,935,091
2,709,856	Prosegur Cia de Seguridad SA	5,559,260
13,947,019	Unicaja Banco SA(2)	17,532,805
		38,027,156
	Sweden - 1.4%
1,554,325	SKF AB Class B	29,482,324
5,543,746	Telefonaktiebolaget LM Ericsson Class B	46,479,361
		75,961,685
	Switzerland - 4.0%
788,640	Adecco Group AG	24,670,008
76,424	Implenia AG	2,701,284
842,530	Novartis AG	91,419,771
174,387	Swatch Group AG	35,784,737
1,828,126	UBS Group AG	55,918,688
		210,494,488
	Taiwan - 0.3%
755,000	Catcher Technology Co. Ltd.	5,495,012
5,209,386	Foxconn Technology Co. Ltd.	12,884,889
		18,379,901
	Thailand - 1.2%
10,103,816	Kasikornbank PCL	44,014,252
691,536	Kasikornbank PCL NVDR	2,997,252
35,518,471	Thai Union Group PCL	15,788,326
		62,799,830
	Turkey - 0.4%
3,286,293	Coca-Cola Icecek AS	4,881,725
4,491,074	Ulker Biskuvi Sanayi AS*	16,466,396
		21,348,121
	Ukraine - 0.1%
4,793,534	Ferrexpo PLC*	3,986,762
	United Kingdom - 10.2%
2,495,591	Babcock International Group PLC	15,188,685
2,585,745	British American Tobacco PLC	90,421,188
2,669,779	British Land Co. PLC REIT	13,738,561
20,044,565	BT Group PLC	35,791,352
1,655,450	Burberry Group PLC	16,827,456
4,848,651	CK Hutchison Holdings Ltd.	25,499,678
3,844,695	Crest Nicholson Holdings PLC	8,386,346
4,407,527	easyJet PLC	29,044,170
13,408,390	Hays PLC	13,369,507
4,200,151	J Sainsbury PLC	14,460,258
7,572,930	Kingfisher PLC	28,639,330
2,230,455	Land Securities Group PLC REIT	17,323,245
2,745,726	Pagegroup PLC	12,653,670
813,903	Reckitt Benckiser Group PLC	49,374,648
6,263,295	Standard Chartered PLC	72,631,589
706,751	SThree PLC	3,221,518
2,723,500	Tate & Lyle PLC	26,338,643
1,899,943	Travis Perkins PLC	19,795,054
1,906,277	Vanquis Banking Group PLC	1,109,810
4,506,889	WPP PLC	47,371,580
		541,186,288
	United States - 5.6%
14,200,661	BP PLC	69,452,872
4,499,727	GSK PLC	81,258,661
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.3% - (continued)
	United States - 5.6% - (continued)
172,214	Holcim AG		$16,911,531
3,848,284	Shell PLC		128,483,939
			296,107,003
	Total Common Stocks (cost $4,546,382,799)		$5,015,461,195
PREFERRED STOCKS - 1.9%
	Brazil - 0.4%
40,879,100	Raizen SA (Preference Shares)(4)		$19,799,941
	Germany - 1.5%
322,056	FUCHS SE (Preference Shares)(4)		15,030,983
230,695	Henkel AG & Co. KGaA (Preference Shares)(4)		19,976,552
490,757	Volkswagen AG (Preference Shares)(4)		47,634,230
			82,641,765
	Total Preferred Stocks (cost $110,215,838)		$102,441,706
	Total Long-Term Investments (cost $4,656,598,637)		$5,117,902,901
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.6%
$ 34,464,654	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $34,469,297; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $35,154,092		$34,464,654
	Securities Lending Collateral - 0.3%
2,285,193	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(5)		2,285,193
7,617,312	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(5)		7,617,312
2,285,194	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(5)		2,285,194
2,285,193	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(5)		2,285,193
			14,472,892
	Total Short-Term Investments (cost $48,937,546)		$48,937,546
	Total Investments (cost $4,705,536,183)	97.1%	$5,166,840,447
	Other Assets and Liabilities	2.9%	152,531,503
	Net Assets	100.0%	$5,319,371,950
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

25

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2024

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$103,319,945, representing 1.9% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	674	12/20/2024	$79,201,740	$(2,728,348)
Total futures contracts				$(2,728,348)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

26

The Hartford International Value Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$21,404,595	$16,294,880	$5,109,715	$—
Austria	94,896,406	1,274,174	93,622,232	—
Belgium	47,142,613	13,116,811	34,025,802	—
Brazil	181,226,465	181,226,465	—	—
Burkina Faso	15,225,948	15,225,948	—	—
Canada	54,012,576	54,012,576	—	—
Chile	27,968,071	27,968,071	—	—
China	103,751,518	22,436,396	81,315,122	—
Egypt	17,802,258	17,802,258	—	—
Finland	52,765,691	—	52,765,691	—
France	569,949,378	—	569,949,378	—
Germany	285,731,047	—	285,731,047	—
Hong Kong	122,477,327	3,861,496	118,615,831	—
India	15,123,766	—	15,123,766	—
Indonesia	14,499,675	14,499,675	—	—
Ireland	51,382,078	—	51,382,078	—
Italy	208,764,003	—	208,764,003	—
Japan	1,207,675,413	—	1,207,675,413	—
Luxembourg	13,430,782	—	13,430,782	—
Mexico	67,033,498	41,829,859	25,203,639	—
Netherlands	221,778,501	—	221,778,501	—
Norway	4,618,243	—	4,618,243	—
Pakistan	6,137,020	6,137,020	—	—
Philippines	8,192,746	8,192,746	—	—
Poland	17,165,131	17,165,131	—	—
Russia	—	—	—	—
South Africa	85,939,550	18,360,076	67,579,474	—
South Korea	231,075,662	—	231,075,662	—
Spain	38,027,156	5,559,260	32,467,896	—
Sweden	75,961,685	—	75,961,685	—
Switzerland	210,494,488	—	210,494,488	—
Taiwan	18,379,901	—	18,379,901	—
Thailand	62,799,830	59,802,578	2,997,252	—
Turkey	21,348,121	4,881,725	16,466,396	—
Ukraine	3,986,762	3,986,762	—	—
United Kingdom	541,186,288	78,307,380	462,878,908	—
United States	296,107,003	—	296,107,003	—
Preferred Stocks	102,441,706	19,799,941	82,641,765	—
Short-Term Investments	48,937,546	14,472,892	34,464,654	—
Total	$5,166,840,447	$646,214,120	$4,520,626,327	$—
Liabilities
Futures Contracts(2)	$(2,728,348)	$(2,728,348)	$—	$—
Total	$(2,728,348)	$(2,728,348)	$—	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

27

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

28

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
October 31, 2024

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value(1)	$128,634,730	$355,936,955	$234,485,066	$598,989,066
Repurchase agreements	355,964	849,546	1,548,878	3,903,590
Cash	3,595,368	3,422,613	6,191,685	15,656,382
Cash collateral due from broker on futures contracts	—	59,165	—	1,494,950
Cash collateral held for securities on loan	—	7,883	—	142,380
Foreign currency	136,071	507,261	1,024	395,045
Receivables:
From affiliates	8,294	37,465	9,720	—
Investment securities sold	608,834	—	690,216	158,930
Fund shares sold	40,736	623,269	446,313	97,277
Dividends and interest	82,663	408,848	111,697	1,187,092
Securities lending income	—	542	—	3,398
Tax reclaims	223,437	37,105	61,373	2,352,179
Other assets	32,460	53,563	35,548	51,361
Total assets	133,718,557	361,944,215	243,581,520	624,431,650
Liabilities:
Obligation to return securities lending collateral	—	157,658	—	2,847,595
Payables:
Investment securities purchased	230,867	—	1,364,549	49,120
Fund shares redeemed	40,277	188,575	111,214	299,462
Investment management fees	72,354	283,289	128,765	249,624
Transfer agent fees	16,387	28,980	33,449	157,064
Accounting services fees	6,713	18,234	11,590	29,019
Chief Compliance Officer fees	71	195	127	337
Board of Directors' fees	291	779	488	1,506
Variation margin on futures contracts	—	7,831	—	80,947
Foreign taxes	—	2,118,248	246,395	804,127
Distribution fees	1,441	710	2,023	14,598
Accrued expenses	43,815	180,856	45,334	103,277
Total liabilities	412,216	2,985,355	1,943,934	4,636,676
Net assets	$133,306,341	$358,958,860	$241,637,586	$619,794,974
Summary of Net Assets:
Capital stock and paid-in-capital	$108,287,894	$329,624,781	$230,037,067	$520,130,785
Distributable earnings (loss)	25,018,447	29,334,079	11,600,519	99,664,189
Net assets	$133,306,341	$358,958,860	$241,637,586	$619,794,974
Shares authorized	175,000,000	710,000,000	225,000,000	560,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$16.98	$10.39	$15.73	$12.43
Maximum offering price per share	17.97	10.99	16.65	13.15
Shares outstanding	2,399,789	2,049,994	3,441,584	38,969,038
Net Assets	$40,746,397	$21,305,229	$54,133,382	$484,359,373
Class C:Net asset value per share	$16.48	$10.18	$15.14	$12.32
Shares outstanding	155,624	87,711	88,011	354,284
Net Assets	$2,564,540	$893,311	$1,332,503	$4,363,670
Class I:Net asset value per share	$16.72	$10.40	$15.71	$12.61
Shares outstanding	1,331,714	5,423,172	3,343,433	3,654,432
Net Assets	$22,260,017	$56,376,726	$52,512,871	$46,100,190
Class R3:Net asset value per share	$16.70	$10.34	$15.43	$12.33
Shares outstanding	30,545	23,973	416,795	920,433
Net Assets	$510,251	$247,916	$6,431,965	$11,348,309
Class R4:Net asset value per share	$16.72	$10.60	$15.70	$12.49
Shares outstanding	707	17,946	69,263	185,193
Net Assets	$11,823	$190,246	$1,087,223	$2,313,542
The accompanying notes are an integral part of these financial statements.

29

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R5:Net asset value per share	$16.60	$10.29	$15.57	$10.87
Shares outstanding	216,354	3,191	46,001	45,322
Net Assets	$3,591,024	$32,841	$716,384	$492,564
Class R6:Net asset value per share	$16.53	$10.39	$15.59	$12.69
Shares outstanding	303,727	95,999	1,591,388	626,908
Net Assets	$5,020,885	$997,543	$24,803,636	$7,953,235
Class Y:Net asset value per share	$16.98	$10.36	$15.61	$12.62
Shares outstanding	479,762	5,216,675	367,933	437,478
Net Assets	$8,148,533	$54,036,442	$5,744,443	$5,522,568
Class F:Net asset value per share	$17.19	$10.32	$15.70	$12.69
Shares outstanding	2,935,046	21,794,239	6,042,923	4,519,226
Net Assets	$50,452,871	$224,878,606	$94,875,179	$57,341,523
Cost of investments	$105,191,999	$305,951,352	$182,000,995	$495,091,125
Cost of foreign currency	$136,088	$507,375	$1,025	$394,527
(1) Includes Investment in securities on loan, at market value	$—	$150,829	$—	$4,414,107
The accompanying notes are an integral part of these financial statements.

30

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Assets:
Investments in securities, at market value(1)	$298,246,039	$3,566,948,016	$5,132,375,793
Repurchase agreements	811,586	13,843,790	34,464,654
Cash	3,241,087	55,333,681	137,799,505
Cash collateral due from broker on futures contracts	—	—	2,504,005
Cash collateral held for securities on loan	—	9,978	761,731
Foreign currency	651	680,776	642,682
Receivables:
From affiliates	7,291	—	—
Investment securities sold	—	1,752,236	—
Fund shares sold	112,631	2,503,213	9,548,711
Dividends and interest	168,528	5,257,664	20,750,566
Securities lending income	803	7,642	43,927
Tax reclaims	1,241,157	6,882,567	9,469,041
Other assets	43,583	81,711	138,650
Total assets	303,873,356	3,653,301,274	5,348,499,265
Liabilities:
Obligation to return securities lending collateral	—	199,556	15,234,623
Payables:
Investment securities purchased	—	1,853,444	6,168,783
Fund shares redeemed	194,398	4,873,190	2,148,764
Investment management fees	208,278	2,083,307	3,499,874
Transfer agent fees	41,409	342,436	572,097
Accounting services fees	15,991	145,772	201,635
Chief Compliance Officer fees	164	2,009	2,835
Board of Directors' fees	730	8,147	12,194
Variation margin on futures contracts	—	—	425,470
Foreign taxes	—	5,521,040	676,373
Distribution fees	3,060	15,646	5,220
Accrued expenses	56,339	200,476	179,447
Total liabilities	520,369	15,245,023	29,127,315
Net assets	$303,352,987	$3,638,056,251	$5,319,371,950
Summary of Net Assets:
Capital stock and paid-in-capital	$233,914,346	$3,008,669,410	$4,858,106,372
Distributable earnings (loss)	69,438,641	629,386,841	461,265,578
Net assets	$303,352,987	$3,638,056,251	$5,319,371,950
Shares authorized	485,000,000	925,000,000	1,230,000,000
Par value	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$16.96	$18.69	$18.90
Maximum offering price per share	17.95	19.78	20.00
Shares outstanding	6,141,258	21,886,997	7,869,649
Net Assets	$104,145,466	$409,170,998	$148,743,442
Class C:Net asset value per share	$15.10	$15.83	$18.64
Shares outstanding	75,502	604,179	408,547
Net Assets	$1,140,124	$9,564,179	$7,616,215
Class I:Net asset value per share	$16.84	$18.59	$19.03
Shares outstanding	1,579,786	17,870,024	134,385,108
Net Assets	$26,599,752	$332,204,459	$2,557,185,914
Class R3:Net asset value per share	$17.13	$19.07	$18.91
Shares outstanding	31,303	1,301,818	50,098
Net Assets	$536,258	$24,831,689	$947,536
Class R4:Net asset value per share	$17.52	$19.50	$18.87
Shares outstanding	54,463	3,403,255	452,275
Net Assets	$954,370	$66,376,272	$8,536,351
The accompanying notes are an integral part of these financial statements.

31

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Class R5:Net asset value per share	$17.72	$19.70	$19.10
Shares outstanding	34,513	10,007,518	2,724,026
Net Assets	$611,524	$197,189,949	$52,034,259
Class R6:Net asset value per share	$17.80	$19.85	$19.55
Shares outstanding	121,321	60,148,055	20,867,639
Net Assets	$2,159,793	$1,193,820,262	$408,059,284
Class Y:Net asset value per share	$17.75	$19.84	$19.52
Shares outstanding	106,062	35,628,512	72,673,476
Net Assets	$1,882,260	$706,862,192	$1,418,852,649
Class F:Net asset value per share	$16.87	$18.60	$19.05
Shares outstanding	9,800,696	37,534,486	37,649,123
Net Assets	$165,323,440	$698,036,251	$717,396,300
Cost of investments	$208,705,171	$2,856,060,124	$4,705,536,183
Cost of foreign currency	$653	$676,181	$641,617
(1) Includes Investment in securities on loan, at market value	$—	$182,917	$62,409,526
The accompanying notes are an integral part of these financial statements.

32

Hartford International/Global Equity Funds
 Statements of Operations
For the Year Ended October 31, 2024

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$1,935,070	$12,621,844	$3,233,289	$18,072,966
Interest	167,649	416,585	410,031	726,578
Securities lending — net	3,232	7,633	6,945	57,270
Less: Foreign tax withheld	(138,080)	(1,439,584)	(232,652)	(1,863,475)
Total investment income, net	1,967,871	11,606,478	3,417,613	16,993,339
Expenses:
Investment management fees	834,616	3,416,866	1,363,738	2,917,050
Transfer agent fees
Class A	49,431	48,744	113,187	876,837
Class C	4,624	2,742	3,429	13,620
Class I	28,614	58,618	61,572	44,216
Class R3	1,098	559	13,431	24,691
Class R4	19	228	1,720	4,512
Class R5	4,121	36	823	592
Class R6	190	21	952	367
Class Y	9,287	145,625	5,892	8,044
Class F	1,223	781	842	1,266
Distribution fees
Class A	96,664	52,171	132,959	1,234,272
Class C	27,654	10,967	13,717	55,345
Class R3	2,504	1,273	30,529	56,176
Class R4	28	335	2,529	6,648
Custodian fees	11,415	228,077	8,287	100,306
Registration and filing fees	117,123	119,024	120,839	119,613
Accounting services fees	26,923	74,194	43,991	111,719
Board of Directors' fees	3,381	9,167	5,495	15,333
Chief Compliance Officer fees	276	757	485	1,311
Audit and tax fees	37,905	105,150	39,602	70,520
Other expenses	34,223	70,227	55,157	100,160
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,291,319	4,345,562	2,019,176	5,762,598
Expense waivers	(78,254)	(267,530)	(71,000)	—
Distribution fee reimbursements	(222)	(140)	(4,554)	(32,059)
Commission recapture	(1,286)	—	(1,333)	(322)
Total waivers, reimbursements and fees paid indirectly	(79,762)	(267,670)	(76,887)	(32,381)
Total expenses	1,211,557	4,077,892	1,942,289	5,730,217
Net Investment Income (Loss)	756,314	7,528,586	1,475,324	11,263,122
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	8,920,082	51,354,697	(4,430,868)	25,514,189
Less: Foreign taxes paid on realized capital gains	—	(2,971,214)	561	(547,556)
Futures contracts	—	401,889	—	1,223,170
Foreign currency contracts	—	(285)	—	—
Other foreign currency transactions	(3,910)	(613,105)	(42,745)	(175,074)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	8,916,172	48,171,982	(4,473,052)	26,014,729
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	23,482,931	49,892,435	60,101,745	87,171,205
Futures contracts	—	312,415	—	650,610
Translation of other assets and liabilities in foreign currencies	4,368	(11,780)	(3,146)	63,266
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	23,487,299	50,193,070	60,098,599	87,885,081
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	32,403,471	98,365,052	55,625,547	113,899,810
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,159,785	$105,893,638	$57,100,871	$125,162,932
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(1,427,279)	$(186,229)	$(538,465)
The accompanying notes are an integral part of these financial statements.

33

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$4,575,676	$91,866,580	$205,289,409
Interest	284,620	3,076,071	8,921,576
Securities lending — net	22,693	144,163	787,024
Less: Foreign tax withheld	(564,170)	(8,581,538)	(21,674,976)
Total investment income, net	4,318,819	86,505,276	193,323,033
Expenses:
Investment management fees	2,481,814	24,171,195	36,407,774
Transfer agent fees
Class A	212,659	616,098	171,100
Class C	3,418	19,316	8,820
Class I	32,892	313,540	2,442,304
Class R3	1,146	56,292	2,166
Class R4	2,788	104,915	10,654
Class R5	120	256,511	48,195
Class R6	84	40,073	15,075
Class Y	2,220	701,159	1,190,356
Class F	1,865	9,160	4,121
Distribution fees
Class A	273,766	1,033,033	352,095
Class C	13,681	107,360	70,447
Class R3	2,604	128,034	4,924
Class R4	4,100	163,159	18,490
Custodian fees	21,114	180,014	147,710
Registration and filing fees	118,194	172,284	275,969
Accounting services fees	62,848	555,093	713,339
Board of Directors' fees	7,577	88,177	123,483
Chief Compliance Officer fees	647	7,728	11,031
Audit and tax fees	37,836	48,359	59,987
Other expenses	52,037	346,793	450,516
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,333,410	29,118,293	42,528,556
Expense waivers	(99,397)	—	—
Transfer agent fee waivers	—	(46,762)	(229,675)
Distribution fee reimbursements	(4,139)	(11,001)	(265)
Commission recapture	(315)	(4,730)	(3,888)
Total waivers, reimbursements and fees paid indirectly	(103,851)	(62,493)	(233,828)
Total expenses	3,229,559	29,055,800	42,294,728
Net Investment Income (Loss)	1,089,260	57,449,476	151,028,305
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	12,700,329	218,453,022	185,583,777
Less: Foreign taxes paid on realized capital gains	—	(968,548)	(940,702)
Futures contracts	—	—	11,538,383
Other foreign currency transactions	(52,637)	(188,984)	(1,246,752)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	12,647,692	217,295,490	194,934,706
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	52,462,752	485,648,595	460,841,391
Futures contracts	—	—	(879,542)
Translation of other assets and liabilities in foreign currencies	37,105	54,284	(551,655)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	52,499,857	485,702,879	459,410,194
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	65,147,549	702,998,369	654,344,900
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,236,809	$760,447,845	$805,373,205
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(3,440,161)	$(401,256)
The accompanying notes are an integral part of these financial statements.

34

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$756,314	$1,016,079	$7,528,586	$11,507,245
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	8,916,172	(2,308,121)	48,171,982	(22,467,410)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	23,487,299	(101,124)	50,193,070	68,678,973
Net Increase (Decrease) in Net Assets Resulting from Operations	33,159,785	(1,393,166)	105,893,638	57,718,808
Distributions to Shareholders:
Class A	(136,773)	(218,412)	(692,072)	(927,012)
Class C	—	—	(33,631)	(31,217)
Class I	(171,213)	(231,803)	(1,637,160)	(1,135,787)
Class R3	(722)	(294)	(8,503)	(7,421)
Class R4	(47)	(226)	(4,031)	(3,291)
Class R5	(44,279)	(1,161)	(1,060)	(1,481)
Class R6	(36,169)	(4,639)	(17,749)	(14,502)
Class Y	(70,168)	(85,817)	(9,021,546)	(8,053,385)
Class F	(440,636)	(557,653)	(4,927,290)	(3,575,937)
Total distributions	(900,007)	(1,100,005)	(16,343,042)	(13,750,033)
Capital Share Transactions:
Sold	23,610,981	51,255,979	191,322,246	109,558,538
Issued on reinvestment of distributions	880,670	1,076,614	11,601,173	10,299,270
Redeemed	(41,988,211)	(37,213,530)	(328,611,304)	(115,942,580)
Net increase (decrease) from capital share transactions	(17,496,560)	15,119,063	(125,687,885)	3,915,228
Net Increase (Decrease) in Net Assets	14,763,218	12,625,892	(36,137,289)	47,884,003
Net Assets:
Beginning of period	118,543,123	105,917,231	395,096,149	347,212,146
End of period	$133,306,341	$118,543,123	$358,958,860	$395,096,149
The accompanying notes are an integral part of these financial statements.

35

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$1,475,324	$1,535,634	$11,263,122	$13,100,279
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(4,473,052)	(7,725,221)	26,014,729	(2,268,243)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	60,098,599	(3,562,071)	87,885,081	69,900,473
Net Increase (Decrease) in Net Assets Resulting from Operations	57,100,871	(9,751,658)	125,162,932	80,732,509
Distributions to Shareholders:
Class A	(359,354)	(229,419)	(10,027,503)	(12,825,236)
Class C	—	—	(58,081)	(146,711)
Class I	(495,959)	(372,479)	(1,076,713)	(1,348,243)
Class R3	(28,678)	(14,251)	(190,730)	(246,399)
Class R4	(8,419)	(5,997)	(48,878)	(83,236)
Class R5	(7,780)	(3,408)	(12,305)	(28,014)
Class R6	(288,024)	(193,752)	(248,725)	(357,587)
Class Y	(56,323)	(50,945)	(144,532)	(335,347)
Class F	(826,077)	(414,752)	(1,347,390)	(1,629,207)
Total distributions	(2,070,614)	(1,285,003)	(13,154,857)	(16,999,980)
Capital Share Transactions:
Sold	59,468,131	82,963,608	28,642,372	23,150,008
Issued on reinvestment of distributions	2,028,000	1,252,397	12,906,833	16,688,116
Redeemed	(53,238,208)	(53,858,740)	(115,932,039)	(100,619,802)
Net increase (decrease) from capital share transactions	8,257,923	30,357,265	(74,382,834)	(60,781,678)
Net Increase (Decrease) in Net Assets	63,288,180	19,320,604	37,625,241	2,950,851
Net Assets:
Beginning of period	178,349,406	159,028,802	582,169,733	579,218,882
End of period	$241,637,586	$178,349,406	$619,794,974	$582,169,733
The accompanying notes are an integral part of these financial statements.

36

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$1,089,260	$2,843,742	$57,449,476	$57,267,094
Net realized gain (loss) on investments and foreign currency transactions	12,647,692	(5,167,516)	217,295,490	(75,193,886)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	52,499,857	58,422,568	485,702,879	406,943,611
Net Increase (Decrease) in Net Assets Resulting from Operations	66,236,809	56,098,794	760,447,845	389,016,819
Distributions to Shareholders:
Class A	(485,658)	(755,113)	(5,652,557)	(2,366,960)
Class C	—	(54)	(84,025)	—
Class I	(220,519)	(419,384)	(6,122,227)	(5,260,071)
Class R3	(935)	(2,390)	(255,918)	(67,531)
Class R4	(7,994)	(11,481)	(812,330)	(390,387)
Class R5	(7,458)	(63,829)	(4,730,008)	(2,381,634)
Class R6	(19,116)	(16,189)	(19,411,721)	(8,985,084)
Class Y	(15,385)	(84,875)	(11,215,058)	(8,184,281)
Class F	(1,494,933)	(1,746,695)	(11,216,316)	(6,064,226)
Total distributions	(2,251,998)	(3,100,010)	(59,500,160)	(33,700,174)
Capital Share Transactions:
Sold	29,197,526	52,605,689	669,606,997	933,955,319
Issued on reinvestment of distributions	2,247,381	3,091,808	57,988,997	32,684,368
Redeemed	(70,133,825)	(188,867,811)	(1,211,394,251)	(1,349,560,056)
Net increase (decrease) from capital share transactions	(38,688,918)	(133,170,314)	(483,798,257)	(382,920,369)
Net Increase (Decrease) in Net Assets	25,295,893	(80,171,530)	217,149,428	(27,603,724)
Net Assets:
Beginning of period	278,057,094	358,228,624	3,420,906,823	3,448,510,547
End of period	$303,352,987	$278,057,094	$3,638,056,251	$3,420,906,823
The accompanying notes are an integral part of these financial statements.

37

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$151,028,305	$96,607,414
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	194,934,706	91,304,128
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	459,410,194	265,470,483
Net Increase (Decrease) in Net Assets Resulting from Operations	805,373,205	453,382,025
Distributions to Shareholders:
Class A	(3,324,245)	(1,891,465)
Class C	(124,077)	(55,496)
Class I	(55,222,434)	(34,333,007)
Class R3	(25,486)	(16,785)
Class R4	(138,849)	(92,122)
Class R5	(1,097,331)	(948,868)
Class R6	(9,336,848)	(732,351)
Class Y	(23,624,766)	(14,829,134)
Class F	(18,437,385)	(16,200,784)
Total distributions	(111,331,421)	(69,100,012)
Capital Share Transactions:
Sold	2,348,272,370	2,105,632,418
Issued on reinvestment of distributions	106,430,834	67,962,632
Redeemed	(1,456,405,813)	(1,057,345,370)
Net increase (decrease) from capital share transactions	998,297,391	1,116,249,680
Net Increase (Decrease) in Net Assets	1,692,339,175	1,500,531,693
Net Assets:
Beginning of period	3,627,032,775	2,126,501,082
End of period	$5,319,371,950	$3,627,032,775
The accompanying notes are an integral part of these financial statements.

38

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Year Ended October 31, 2024
A	$13.25	$0.05	$3.74	$3.79	$(0.06)	$—	$(0.06)	$16.98	28.62%	$40,746	1.17%	1.17%	0.29%	108%
C	12.91	(0.07)	3.64	3.57	—	—	—	16.48	27.65	2,565	1.96	1.94	(0.47)	108
I	13.05	0.09	3.68	3.77	(0.10)	—	(0.10)	16.72	28.99	22,260	0.91	0.89	0.56	108
R3	13.04	0.01	3.67	3.68	(0.02)	—	(0.02)	16.70	28.25	510	1.51	1.41	0.07	108
R4	13.04	0.08	3.67	3.75	(0.07)	—	(0.07)	16.72	28.88	12	1.21	0.96	0.49	108
R5	12.96	0.09	3.66	3.75	(0.11)	—	(0.11)	16.60	29.06	3,591	0.89	0.81	0.61	108
R6	12.91	0.12	3.63	3.75	(0.13)	—	(0.13)	16.53	29.18	5,021	0.80	0.69	0.79	108
Y	13.26	0.11	3.73	3.84	(0.12)	—	(0.12)	16.98	29.03	8,149	0.90	0.79	0.68	108
F	13.42	0.13	3.77	3.90	(0.13)	—	(0.13)	17.19	29.19	50,453	0.79	0.69	0.78	108
For the Year Ended October 31, 2023
A	$13.37	$0.08	$(0.10)	$(0.02)	$(0.10)	$—	$(0.10)	$13.25	(0.16)%	$32,656	1.20%	1.19%	0.54%	75%
C	13.03	(0.03)	(0.09)	(0.12)	—	—	—	12.91	(0.92)	2,462	1.98	1.94	(0.20)	75
I	13.16	0.12	(0.08)	0.04	(0.15)	—	(0.15)	13.05	0.23	21,256	0.93	0.89	0.85	75
R3	13.15	0.03	(0.07)	(0.04)	(0.07)	—	(0.07)	13.04	(0.31)	159	1.53	1.41	0.18	75
R4	13.16	0.08	(0.09)	(0.01)	(0.11)	—	(0.11)	13.04	(0.08)	9	1.23	1.10	0.57	75
R5	13.07	0.16	(0.11)	0.05	(0.16)	—	(0.16)	12.96	0.31	5,115	0.92	0.81	1.08	75
R6	13.03	0.10	(0.05)	0.05	(0.17)	—	(0.17)	12.91	0.36	3,454	0.81	0.69	0.71	75
Y	13.37	0.15	(0.10)	0.05	(0.16)	—	(0.16)	13.26	0.33	7,643	0.92	0.79	0.99	75
F	13.53	0.16	(0.10)	0.06	(0.17)	—	(0.17)	13.42	0.42	45,790	0.81	0.69	1.05	75
For the Year Ended October 31, 2022
A	$18.26	$0.08	$(4.08)	$(4.00)	$(0.03)	$(0.86)	$(0.89)	$13.37	(23.01)%	$30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
For the Year Ended October 31, 2021
A	$13.13	$0.06	$5.24	$5.30	$(0.02)	$(0.15)	$(0.17)	$18.26	40.65%	$36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
The accompanying notes are an integral part of these financial statements.

39

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$10.92	$0.07	$2.42	$2.49	$(0.05)	$(0.23)	$(0.28)	$13.13	23.27%	$9,476	1.49%	1.10%	0.58%	36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24	403	2.33	1.94	(0.26)	36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58	3,649	1.21	0.83	0.86	36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51	139	1.80	0.93	0.74	36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48	229	1.50	0.93	0.76	36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58	138	1.20	0.81	0.85	36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73	139	1.08	0.69	0.97	36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66	1,663	1.18	0.79	0.90	36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76	40,390	1.08	0.69	1.00	36
Hartford Emerging Markets Equity Fund
For the Year Ended October 31, 2024
A	$8.34	$0.17	$2.20	$2.37	$(0.32)	$—	$(0.32)	$10.39	29.08%	$21,305	1.54%	1.45%	1.74%	113%
C	8.18	0.09	2.16	2.25	(0.25)	—	(0.25)	10.18	28.03	893	2.31	2.20	1.00	113
I	8.34	0.19	2.21	2.40	(0.34)	—	(0.34)	10.40	29.53	56,377	1.18	1.16	1.98	113
R3	8.30	0.14	2.20	2.34	(0.30)	—	(0.30)	10.34	28.76	248	1.78	1.70	1.48	113
R4	8.51	0.16	2.25	2.41	(0.32)	—	(0.32)	10.60	28.97	190	1.48	1.45	1.63	113
R5	8.27	0.19	2.18	2.37	(0.35)	—	(0.35)	10.29	29.36	33	1.18	1.15	2.03	113
R6	8.34	0.21	2.20	2.41	(0.36)	—	(0.36)	10.39	29.70	998	1.06	0.98	2.17	113
Y	8.32	0.15	2.24	2.39	(0.35)	—	(0.35)	10.36	29.49	54,036	1.17	1.10	1.67	113
F	8.29	0.22	2.17	2.39	(0.36)	—	(0.36)	10.32	29.63	224,879	1.06	0.98	2.25	113
For the Year Ended October 31, 2023
A	$7.40	$0.24	$0.98	$1.22	$(0.28)	$—	$(0.28)	$8.34	16.62%	$18,270	1.50%	1.45%	2.86%	93%
C	7.26	0.16	0.97	1.13	(0.21)	—	(0.21)	8.18	15.75	1,111	2.29	2.20	1.91	93
I	7.40	0.24	1.00	1.24	(0.30)	—	(0.30)	8.34	16.92	42,863	1.15	1.15	2.79	93
R3	7.37	0.20	0.99	1.19	(0.26)	—	(0.26)	8.30	16.24	240	1.76	1.70	2.40	93
R4	7.54	0.23	1.02	1.25	(0.28)	—	(0.28)	8.51	16.71	101	1.46	1.45	2.68	93
R5	7.34	0.24	0.99	1.23	(0.30)	—	(0.30)	8.27	16.99	25	1.16	1.15	2.84	93
R6	7.40	0.27	0.99	1.26	(0.32)	—	(0.32)	8.34	17.19	407	1.04	0.98	3.13	93
Y	7.38	0.26	0.99	1.25	(0.31)	—	(0.31)	8.32	17.09	220,615	1.15	1.10	3.02	93
F	7.35	0.26	1.00	1.26	(0.32)	—	(0.32)	8.29	17.31	111,465	1.04	0.98	3.07	93
For the Year Ended October 31, 2022
A	$10.88	$0.29	$(3.57)	$(3.28)	$(0.20)	$—	$(0.20)	$7.40	(30.68)%	$25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
The accompanying notes are an integral part of these financial statements.

40

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2021
A	$9.06	$0.17	$1.74	$1.91	$(0.09)	$—	$(0.09)	$10.88	21.18%	$40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
For the Year Ended October 31, 2020
A	$8.96	$0.11	$0.18	$0.29	$(0.19)	$—	$(0.19)	$9.06	3.12%	$36,749	1.47%	1.41%	1.27%	104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26	1,669	2.29	2.20	0.45	104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45	26,381	1.14	1.08	1.61	104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68	284	1.76	1.70	1.04	104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12	328	1.46	1.39	1.34	104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46	791	1.16	1.10	1.58	104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43	1,065	1.04	0.98	1.71	104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47	244,884	1.14	1.08	1.62	104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55	57,105	1.04	0.98	1.73	104
Hartford Global Impact Fund
For the Year Ended October 31, 2024
A	$12.04	$0.06	$3.73	$3.79	$(0.10)	$—	$(0.10)	$15.73	31.52%	$54,133	1.21%	1.19%	0.38%	36%
C	11.60	(0.05)	3.59	3.54	—	—	—	15.14	30.52	1,333	1.99	1.94	(0.36)	36
I	12.03	0.10	3.72	3.82	(0.14)	—	(0.14)	15.71	31.86	52,513	0.87	0.87	0.69	36
R3	11.82	0.02	3.65	3.67	(0.06)	—	(0.06)	15.43	31.14	6,432	1.46	1.41	0.15	36
R4	12.02	0.07	3.72	3.79	(0.11)	—	(0.11)	15.70	31.60	1,087	1.16	1.11	0.46	36
R5	11.93	0.11	3.68	3.79	(0.15)	—	(0.15)	15.57	31.90	716	0.86	0.81	0.75	36
R6	11.94	0.13	3.69	3.82	(0.17)	—	(0.17)	15.59	32.11	24,804	0.75	0.69	0.88	36
Y	11.96	0.11	3.69	3.80	(0.15)	—	(0.15)	15.61	31.93	5,744	0.85	0.79	0.77	36
F	12.02	0.12	3.73	3.85	(0.17)	—	(0.17)	15.70	32.15	94,875	0.75	0.69	0.85	36
For the Year Ended October 31, 2023
A	$12.71	$0.07	$(0.68)	$(0.61)	$(0.06)	$—	$(0.06)	$12.04	(4.82)%	$45,013	1.24%	1.19%	0.55%	34%
C	12.28	(0.03)	(0.65)	(0.68)	—	—	—	11.60	(5.54)	1,349	2.01	1.94	(0.20)	34
I	12.69	0.11	(0.67)	(0.56)	(0.10)	—	(0.10)	12.03	(4.46)	42,685	0.88	0.88	0.86	34
R3	12.47	0.04	(0.66)	(0.62)	(0.03)	—	(0.03)	11.82	(4.97)	5,175	1.48	1.41	0.32	34
R4	12.69	0.08	(0.68)	(0.60)	(0.07)	—	(0.07)	12.02	(4.75)	955	1.18	1.11	0.63	34
R5	12.59	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.93	(4.41)	612	0.88	0.81	0.98	34
R6	12.60	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	11.94	(4.29)	20,556	0.77	0.69	1.03	34
Y	12.62	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.96	(4.38)	4,526	0.87	0.79	0.98	34
F	12.69	0.14	(0.69)	(0.55)	(0.12)	—	(0.12)	12.02	(4.34)	57,478	0.77	0.69	1.05	34
The accompanying notes are an integral part of these financial statements.

41

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2022
A	$17.43	$0.10	$(4.40)	$(4.30)	$(0.02)	$(0.40)	$(0.42)	$12.71	(25.20)%	$46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
For the Year Ended October 31, 2021
A	$12.90	$0.02	$4.57	$4.59	$(0.06)	$—	$(0.06)	$17.43	35.64%	$58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
For the Year Ended October 31, 2020
A	$11.32	$0.06	$1.56	$1.62	$(0.04)	$—	$(0.04)	$12.90	14.37%	$41,474	1.50%	1.02%	0.56%	85%
C	11.12	(0.02)	1.53	1.51	(0.03)	—	(0.03)	12.60	13.63	2,132	2.23	1.75	(0.17)	85
I	11.30	0.10	1.56	1.66	(0.08)	—	(0.08)	12.88	14.79	24,403	1.12	0.66	0.90	85
R3	11.14	0.04	1.54	1.58	(0.04)	—	(0.04)	12.68	14.21	5,327	1.72	1.22	0.36	85
R4	11.28	0.08	1.56	1.64	(0.04)	—	(0.04)	12.88	14.59	894	1.38	0.87	0.73	85
R5	11.18	0.11	1.54	1.65	(0.05)	—	(0.05)	12.78	14.77	253	1.10	0.60	0.95	85
R6	11.21	0.10	1.56	1.66	(0.08)	—	(0.08)	12.79	14.87	3,111	1.04	0.59	0.88	85
Y	11.17	0.14	1.55	1.69	(0.05)	—	(0.05)	12.81	15.15	2,958	0.93	0.43	1.27	85
F	11.36	0.12	1.57	1.69	(0.17)	—	(0.17)	12.88	15.05	3,850	0.98	0.41	1.01	85
Hartford International Equity Fund
For the Year Ended October 31, 2024
A	$10.38	$0.21	$2.08	$2.29	$(0.24)	$—	$(0.24)	$12.43	22.20%	$484,359	0.97%	0.96%	1.72%	45%
C	10.26	0.10	2.07	2.17	(0.11)	—	(0.11)	12.32	21.20	4,364	1.79	1.78	0.88	45
I	10.54	0.25	2.09	2.34	(0.27)	—	(0.27)	12.61	22.55	46,100	0.64	0.64	2.04	45
R3	10.30	0.17	2.06	2.23	(0.20)	—	(0.20)	12.33	21.84	11,348	1.26	1.25	1.43	45
R4	10.42	0.21	2.08	2.29	(0.22)	—	(0.22)	12.49	22.19	2,314	0.96	0.96	1.71	45
R5	9.11	0.22	1.81	2.03	(0.27)	—	(0.27)	10.87	22.55	493	0.66	0.66	2.06	45
R6	10.59	0.26	2.12	2.38	(0.28)	—	(0.28)	12.69	22.74	7,953	0.55	0.55	2.17	45
Y	10.54	0.23	2.12	2.35	(0.27)	—	(0.27)	12.62	22.52	5,523	0.65	0.65	1.91	45
F	10.60	0.26	2.12	2.38	(0.29)	—	(0.29)	12.69	22.63	57,342	0.54	0.54	2.14	45
The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$9.41	$0.22	$1.03	$1.25	$(0.28)	$—	$(0.28)	$10.38	13.33%	$450,134	0.97%	0.96%	1.98%	23%
C	9.27	0.12	1.03	1.15	(0.16)	—	(0.16)	10.26	12.46	5,872	1.79	1.79	1.13	23
I	9.54	0.26	1.06	1.32	(0.32)	—	(0.32)	10.54	13.87	41,355	0.63	0.63	2.31	23
R3	9.33	0.18	1.04	1.22	(0.25)	—	(0.25)	10.30	13.11	9,976	1.26	1.25	1.69	23
R4	9.44	0.22	1.04	1.26	(0.28)	—	(0.28)	10.42	13.37	2,753	0.96	0.96	1.98	23
R5	8.29	0.19	0.94	1.13	(0.31)	—	(0.31)	9.11	13.72	406	0.66	0.66	1.98	23
R6	9.60	0.26	1.06	1.32	(0.33)	—	(0.33)	10.59	13.91	9,708	0.54	0.54	2.31	23
Y	9.55	0.26	1.05	1.31	(0.32)	—	(0.32)	10.54	13.74	11,242	0.60	0.60	2.32	23
F	9.60	0.27	1.06	1.33	(0.33)	—	(0.33)	10.60	13.91	50,725	0.54	0.54	2.40	23
For the Year Ended October 31, 2022
A	$12.86	$0.23	$(3.27)	$(3.04)	$(0.25)	$(0.16)	$(0.41)	$9.41	(24.35)%	$440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
For the Year Ended October 31, 2021
A	$10.24	$0.16	$2.59	$2.75	$(0.13)	$—	$(0.13)	$12.86	26.93%	$644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
For the Year Ended October 31, 2020
A	$10.74	$0.11	$(0.37)	$(0.26)	$(0.24)	$—	$(0.24)	$10.24	(2.57)%	$558,506	0.99%	0.99%	1.04%	77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)	24,973	1.75	1.75	0.24	77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)	54,603	0.63	0.63	1.36	77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)	12,115	1.24	1.23	0.79	77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)	6,419	0.95	0.95	1.07	77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)	8,761	0.66	0.66	1.67	77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)	37,296	0.55	0.55	1.53	77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)	13,601	0.65	0.65	1.27	77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.11)	67,949	0.54	0.54	1.50	77
The accompanying notes are an integral part of these financial statements.

43

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Year Ended October 31, 2024
A	$13.75	$0.01	$3.27	$3.28	$(0.07)	$—	$(0.07)	$16.96	23.90%	$104,145	1.33%	1.30%	0.08%	31%
C	12.28	(0.11)	2.93	2.82	—	—	—	15.10	22.96	1,140	2.14	2.05	(0.72)	31
I	13.65	0.06	3.25	3.31	(0.12)	—	(0.12)	16.84	24.32	26,600	1.00	0.98	0.39	31
R3	13.89	(0.04)	3.31	3.27	(0.03)	—	(0.03)	17.13	23.54	536	1.61	1.57	(0.23)	31
R4	14.21	0.02	3.37	3.39	(0.08)	—	(0.08)	17.52	23.86	954	1.31	1.27	0.11	31
R5	14.35	0.07	3.42	3.49	(0.12)	—	(0.12)	17.72	24.37	612	0.90	0.90	0.40	31
R6	14.43	0.09	3.42	3.51	(0.14)	—	(0.14)	17.80	24.41	2,160	0.89	0.85	0.51	31
Y	14.38	0.08	3.42	3.50	(0.13)	—	(0.13)	17.75	24.38	1,882	0.99	0.95	0.49	31
F	13.68	0.09	3.24	3.33	(0.14)	—	(0.14)	16.87	24.43	165,323	0.89	0.85	0.52	31
For the Year Ended October 31, 2023
A	$12.10	$0.10	$1.65	$1.75	$(0.10)	$—	$(0.10)	$13.75	14.51%	$96,572	1.34%	1.30%	0.66%	20%
C	10.81	(0.01)	1.48	1.47	(0.00)(4)	—	—	12.28	13.60	1,487	2.14	2.05	(0.07)	20
I	12.02	0.09	1.69	1.78	(0.15)	—	(0.15)	13.65	14.81	25,791	0.99	0.98	0.65	20
R3	12.23	0.06	1.67	1.73	(0.07)	—	(0.07)	13.89	14.12	473	1.61	1.57	0.38	20
R4	12.50	0.11	1.71	1.82	(0.11)	—	(0.11)	14.21	14.56	1,541	1.31	1.27	0.69	20
R5	12.62	0.20	1.67	1.87	(0.14)	—	(0.14)	14.35	14.88	1,041	0.96	0.96	1.27	20
R6	12.69	0.19	1.71	1.90	(0.16)	—	(0.16)	14.43	14.95	1,989	0.89	0.85	1.21	20
Y	12.66	0.12	1.75	1.87	(0.15)	—	(0.15)	14.38	14.81	1,706	1.00	0.95	0.80	20
F	12.04	0.16	1.64	1.80	(0.16)	—	(0.16)	13.68	15.02	147,457	0.89	0.85	1.09	20
For the Year Ended October 31, 2022
A	$19.44	$0.05	$(7.30)	$(7.25)	$(0.03)	$(0.06)	$(0.09)	$12.10	(37.43)%	$92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
For the Year Ended October 31, 2021
A	$16.10	$(0.01)	$3.93	$3.92	$—	$(0.58)	$(0.58)	$19.44	24.68%	$167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$14.40	$0.00	$1.78	$1.78	$(0.08)	$—	$(0.08)	$16.10	12.40%	$137,068	1.36%	1.30%	0.00%(5)	112%
C	13.12	(0.10)	1.61	1.51	—	—	—	14.63	11.51	5,435	2.14	2.05	(0.76)	112
I	14.29	0.06	1.75	1.81	(0.13)	—	(0.13)	15.97	12.75	189,631	0.97	0.93	0.40	112
R3	14.59	(0.04)	1.80	1.76	(0.04)	—	(0.04)	16.31	12.08	711	1.61	1.57	(0.26)	112
R4	14.83	0.01	1.83	1.84	(0.06)	—	(0.06)	16.61	12.44	2,260	1.30	1.26	0.07	112
R5	14.96	0.05	1.85	1.90	(0.13)	—	(0.13)	16.73	12.76	30,666	0.99	0.95	0.35	112
R6	15.04	0.07	1.86	1.93	(0.14)	—	(0.14)	16.83	12.90	4,560	0.90	0.85	0.48	112
Y	15.01	0.05	1.85	1.90	(0.13)	—	(0.13)	16.78	12.74	12,562	1.00	0.95	0.35	112
F	14.31	0.07	1.77	1.84	(0.15)	—	(0.15)	16.00	12.88	159,194	0.89	0.85	0.47	112
The Hartford International Opportunities Fund
For the Year Ended October 31, 2024
A	$15.43	$0.22	$3.28	$3.50	$(0.24)	$—	$(0.24)	$18.69	22.82%	$409,171	1.09%	1.09%	1.25%	43%
C	13.08	0.07	2.78	2.85	(0.10)	—	(0.10)	15.83	21.89	9,564	1.87	1.87	0.45	43
I	15.33	0.28	3.26	3.54	(0.28)	—	(0.28)	18.59	23.27	332,204	0.78	0.78	1.57	43
R3	15.73	0.17	3.35	3.52	(0.18)	—	(0.18)	19.07	22.46	24,832	1.41	1.41	0.94	43
R4	16.08	0.23	3.42	3.65	(0.23)	—	(0.23)	19.50	22.82	66,376	1.10	1.10	1.24	43
R5	16.25	0.30	3.44	3.74	(0.29)	—	(0.29)	19.70	23.19	197,190	0.79	0.79	1.59	43
R6	16.37	0.31	3.48	3.79	(0.31)	—	(0.31)	19.85	23.32	1,193,820	0.70	0.70	1.65	43
Y	16.36	0.29	3.48	3.77	(0.29)	—	(0.29)	19.84	23.20	706,862	0.79	0.79	1.53	43
F	15.35	0.30	3.26	3.56	(0.31)	—	(0.31)	18.60	23.37	698,036	0.69	0.69	1.66	43
For the Year Ended October 31, 2023
A	$13.98	$0.18	$1.36	$1.54	$(0.09)	$—	$(0.09)	$15.43	11.03%	$374,308	1.10%	1.09%	1.14%	68%
C	11.87	0.05	1.16	1.21	—	—	—	13.08	10.19	11,381	1.86	1.86	0.38	68
I	13.90	0.23	1.35	1.58	(0.15)	—	(0.15)	15.33	11.34	363,734	0.79	0.79	1.45	68
R3	14.25	0.14	1.38	1.52	(0.04)	—	(0.04)	15.73	10.67	23,836	1.41	1.41	0.84	68
R4	14.56	0.19	1.42	1.61	(0.09)	—	(0.09)	16.08	11.03	59,218	1.10	1.10	1.15	68
R5	14.72	0.24	1.43	1.67	(0.14)	—	(0.14)	16.25	11.37	265,468	0.79	0.79	1.44	68
R6	14.82	0.27	1.44	1.71	(0.16)	—	(0.16)	16.37	11.54	1,046,528	0.69	0.69	1.56	68
Y	14.82	0.25	1.44	1.69	(0.15)	—	(0.15)	16.36	11.38	711,209	0.79	0.78	1.45	68
F	13.91	0.25	1.35	1.60	(0.16)	—	(0.16)	15.35	11.51	565,225	0.69	0.69	1.54	68
For the Year Ended October 31, 2022
A	$21.23	$0.18	$(5.43)	$(5.25)	$(0.25)	$(1.75)	$(2.00)	$13.98	(27.18)%	$370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$16.66	$0.13	$4.51	$4.64	$(0.07)	$—	$(0.07)	$21.23	27.91%	$563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00)(4)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
For the Year Ended October 31, 2020
A	$15.70	$0.05	$1.12	$1.17	$(0.21)	$—	$(0.21)	$16.66	7.48%	$450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)	0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10	1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05	1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11	1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12	1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11	1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11	1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100
The Hartford International Value Fund
For the Year Ended October 31, 2024
A	$16.11	$0.53	$2.70	$3.23	$(0.44)	$—	$(0.44)	$18.90	20.28%	$148,743	1.17%	1.17%	2.90%	19%
C	15.91	0.39	2.68	3.07	(0.34)	—	(0.34)	18.64	19.41	7,616	1.93	1.93	2.18	19
I	16.20	0.58	2.73	3.31	(0.48)	—	(0.48)	19.03	20.66	2,557,186	0.91	0.90	3.15	19
R3	16.13	0.42	2.76	3.18	(0.40)	—	(0.40)	18.91	19.88	948	1.52	1.52	2.29	19
R4	16.07	0.54	2.68	3.22	(0.42)	—	(0.42)	18.87	20.26	8,536	1.20	1.20	2.97	19
R5	16.26	0.60	2.72	3.32	(0.48)	—	(0.48)	19.10	20.64	52,034	0.90	0.90	3.23	19
R6	16.64	0.62	2.78	3.40	(0.49)	—	(0.49)	19.55	20.69	408,059	0.81	0.81	3.27	19
Y	16.62	0.61	2.77	3.38	(0.48)	—	(0.48)	19.52	20.59	1,418,853	0.90	0.90	3.23	19
F	16.22	0.58	2.74	3.32	(0.49)	—	(0.49)	19.05	20.80	717,396	0.80	0.80	3.19	19
For the Year Ended October 31, 2023
A	$13.61	$0.42	$2.48	$2.90	$(0.40)	$—	$(0.40)	$16.11	21.54%	$120,223	1.19%	1.19%	2.58%	25%
C	13.39	0.32	2.42	2.74	(0.22)	—	(0.22)	15.91	20.61	5,551	1.94	1.94	1.99	25
I	13.68	0.50	2.46	2.96	(0.44)	—	(0.44)	16.20	21.86	1,837,623	0.92	0.92	3.06	25
R3	13.63	0.36	2.49	2.85	(0.35)	—	(0.35)	16.13	21.10	938	1.54	1.54	2.20	25
R4	13.57	0.46	2.43	2.89	(0.39)	—	(0.39)	16.07	21.47	5,387	1.24	1.23	2.86	25
R5	13.73	0.49	2.47	2.96	(0.43)	—	(0.43)	16.26	21.83	36,721	0.91	0.91	2.98	25
R6	14.04	0.62	2.43	3.05	(0.45)	—	(0.45)	16.64	21.98	307,970	0.82	0.82	3.58	25
Y	14.02	0.49	2.55	3.04	(0.44)	—	(0.44)	16.62	21.93	759,465	0.89	0.89	2.94	25
F	13.70	0.49	2.48	2.97	(0.45)	—	(0.45)	16.22	21.94	553,154	0.82	0.82	2.99	25
The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2022
A	$16.64	$0.40	$(2.95)	$(2.55)	$(0.48)	$—	$(0.48)	$13.61	(15.74)%	$61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
For the Year Ended October 31, 2021
A	$11.27	$0.29	$5.24	$5.53	$(0.16)	$—	$(0.16)	$16.64	49.38%	$58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
For the Year Ended October 31, 2020
A	$14.53	$0.16	$(3.00)	$(2.84)	$(0.42)	$—	$(0.42)	$11.27	(20.24)%	$29,857	1.22%	1.22%	1.31%	26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)	6,692	1.99	1.99	0.37	26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)	450,897	0.92	0.92	1.56	26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)	344	1.57	1.57	0.88	26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)	2,812	1.27	1.27	1.26	26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)	26,420	0.95	0.95	1.59	26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)	40,184	0.86	0.86	1.58	26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)	224,804	0.93	0.91	1.43	26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)	176,284	0.86	0.86	1.53	26

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Amount is less than $0.01 per share.
(5)	Amount is less than 0.01%.
The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds
 Notes to Financial Statements
 October 31, 2024

1.
Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-six series, as of October 31, 2024. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")
Hartford Emerging Markets Equity Fund (the "Emerging Markets Equity Fund")
Hartford Global Impact Fund (the "Global Impact Fund")
Hartford International Equity Fund (the "International Equity Fund")
The Hartford International Growth Fund (the "International Growth Fund")
The Hartford International Opportunities Fund (the "International Opportunities Fund")
The Hartford International Value Fund (the "International Value Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
Each Fund has registered for sale Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6, Class Y and Class F shares. Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").

48

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

49

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund  may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year.

50

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and
Reclassification of Capital Accounts notes).
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2024.
4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2024, each of Emerging Markets Equity Fund, International Equity Fund and International Value Fund had used Futures Contracts.

51

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

b)
Additional Derivative Instrument Information:
Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$48,102	$—	$48,102
Total	$—	$—	$—	$48,102	$—	$48,102

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$401,889	$—	$401,889
Net realized gain (loss) on foreign currency contracts	—	(285)	—	—	—	(285)
Total	$—	$(285)	$—	$401,889	$—	$401,604
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$312,415	$—	$312,415
Total	$—	$—	$—	$312,415	$—	$312,415
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	67
Foreign Currency Contracts Purchased at Contract Amount	$55,593
Foreign Currency Contracts Sold at Contract Amount	$5,939
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$135,424	$—	$135,424
Total	$—	$—	$—	$135,424	$—	$135,424

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

52

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

International Equity Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,223,170	$—	$1,223,170
Total	$—	$—	$—	$1,223,170	$—	$1,223,170
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$650,610	$—	$650,610
Total	$—	$—	$—	$650,610	$—	$650,610
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	107
International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$2,728,348	$—	$2,728,348
Total	$—	$—	$—	$2,728,348	$—	$2,728,348

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$11,538,383	$—	$11,538,383
Total	$—	$—	$—	$11,538,383	$—	$11,538,383
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(879,542)	$—	$(879,542)
Total	$—	$—	$—	$(879,542)	$—	$(879,542)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	675

53

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2024:
Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$48,102	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	48,102	—
Derivatives not subject to a MNA	(48,102)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(135,424)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(135,424)
Derivatives not subject to a MNA	—	135,424
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(2,728,348)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(2,728,348)
Derivatives not subject to a MNA	—	2,728,348
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

54

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), reclassification of dividend income, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.
c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2024 and October 31, 2023 are as follows:
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Fund	Ordinary Income	Ordinary Income
Climate Opportunities Fund	$900,007	$1,100,005
Emerging Markets Equity Fund	16,343,042	13,750,033
Global Impact Fund	2,070,614	1,285,003
International Equity Fund	13,154,857	16,999,980
International Growth Fund	2,251,998	3,100,010
International Opportunities Fund	59,500,160	33,700,174
International Value Fund	111,331,421	69,100,012

As of October 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Climate Opportunities Fund	$2,301,158	$885,150	$—	$21,832,139	$25,018,447
Emerging Markets Equity Fund	9,743,973	—	(24,729,720)	44,319,826	29,334,079
Global Impact Fund	2,224,222	—	(40,989,653)	50,365,950	11,600,519
International Equity Fund	11,164,627	—	(5,417,194)	93,916,756	99,664,189
International Growth Fund	1,035,708	—	(18,674,628)	87,077,561	69,438,641
International Opportunities Fund	52,246,292	—	(116,385,999)	693,526,548	629,386,841
International Value Fund	158,410,677	—	(32,088,705)	334,943,606	461,265,578
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as non-deductible expenses from partnership adjustments. Adjustments are made to reflect the impact these

55

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
International Equity Fund	$(9,778)	$9,778
International Value Fund	1	(1)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Equity Fund	$24,729,720	$—
Global Impact Fund*	14,013,619	26,976,034
International Equity Fund	5,417,194	—
International Growth Fund	10,792,935	7,881,693
International Opportunities Fund	116,385,999	—
International Value Fund	—	32,088,705

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Climate Opportunities Fund utilized $5,604,023, Emerging Markets Equity Fund utilized $42,465,633, International Equity Fund utilized $24,897,587, International Growth Fund utilized $11,302,607, International Opportunities Fund utilized $201,019,443 and International Value Fund utilized $187,727,724 of prior year capital loss carryforwards, respectively.
The Climate Opportunities Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2024 is different from book purposes primarily due to wash sale loss deferrals and adjustments related to PFICs. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals, mark-to-market adjustments on derivatives, mark-to-market adjustments on PFICs, partnership adjustments and reclassification of dividend income. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$107,156,724	$26,583,587	$(4,749,617)	$21,833,970
Emerging Markets Equity Fund	310,327,904	74,124,315	(27,665,718)	46,458,597
Global Impact Fund	185,408,024	59,380,100	(8,754,180)	50,625,920
International Equity Fund	508,069,229	122,774,907	(28,086,904)	94,688,003
International Growth Fund	212,008,495	92,478,128	(5,428,998)	87,049,130
International Opportunities Fund	2,881,703,102	770,059,500	(70,970,796)	699,088,704
International Value Fund	4,830,355,740	705,504,336	(369,019,629)	336,484,707
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

56

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP ("Wellington Management") under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund (or allocated portion of the assets in the case of Climate Opportunities Fund) in accordance with the Fund’s investment objective and policies. With respect to the Climate Opportunities Fund, HFMC has also entered into a sub-advisory agreement with Schroder Investment Management North America Inc. (“SIMNA”) and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement. SIMNA performs the daily investment of the assets for a portion of the Climate Opportunities Fund in accordance with Climate Opportunities Fund's investment objectives and policies and SIMNA may allocate assets to or from SIMNA Ltd., an affiliate of SIMNA, in connection with the daily investment of the assets for such portion of the Climate Opportunities Fund. HFMC pays a sub-advisory fee to one or more sub-advisers out of its investment management fee. With respect to Climate Opportunities Fund, SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fees received from HFMC for the Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000

57

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2025 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
Emerging Markets Equity Fund	1.45%	2.20%	1.16%*	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%

*	Effective July 1, 2024, this was reduced from 1.20% to 1.16% for Class I of the Emerging Markets Equity Fund.
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended October 31, 2024, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$137,742	$320
Emerging Markets Equity Fund	34,662	133
Global Impact Fund	61,081	192
International Equity Fund	94,637	525
International Growth Fund	56,767	455
International Opportunities Fund	167,276	2,094
International Value Fund	108,101	6,490
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors, Officers, and others – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2024, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.

58

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class Y of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class Y
International Opportunities Fund	0.090%
Effective July 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund listed below until February 28, 2025, unless the Board of Directors approves its earlier termination as follows:
Fund	Class I
International Value Fund	0.100%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the year ended October 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	0.13%	0.17%	0.12%	0.22%	0.17%	0.10%	0.00%*	0.11%	0.00%*
Emerging Markets Equity Fund	0.23%	0.25%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
Global Impact Fund	0.21%	0.25%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
International Equity Fund	0.18%	0.25%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*
International Growth Fund	0.19%	0.25%	0.12%	0.22%	0.17%	0.01%	0.00%*	0.11%	0.00%*
International Opportunities Fund	0.15%	0.18%	0.08%	0.22%	0.16%	0.10%	0.00%*	0.09%	0.00%*
International Value Fund	0.12%	0.13%	0.11%	0.22%	0.14%	0.10%	0.00%*	0.10%	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the

59

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$—	$—	$—
Emerging Markets Equity Fund	150,829	157,658	—
Global Impact Fund	—	—	—
International Equity Fund	4,414,107	2,847,595	2,079,359
International Growth Fund	—	—	—
International Opportunities Fund	182,917	199,556	—
International Value Fund	62,409,526	15,234,623	50,979,980

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Affiliate Holdings:
As of October 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	2%	94%	0%*	—	—	—
Emerging Markets Equity Fund	—	—	—	0%*	—	31%	1%	—	—
International Growth Fund	—	—	—	—	0%*	—	—	—	—

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—
Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	0%*	—	—
International Growth Fund	—	—	—	—	0%*	—	—	—	—

*	Percentage rounds to zero.

60

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

As of October 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	18%
International Opportunities Fund	4%

*	As of October 31, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.
10.
Investment Transactions:
For the year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$141,395,845	$157,967,185	$141,395,845	$157,967,185
Emerging Markets Equity Fund	419,873,294	550,592,731	419,873,294	550,592,731
Global Impact Fund	86,641,376	75,782,331	86,641,376	75,782,331
International Equity Fund	273,840,191	356,353,710	273,840,191	356,353,710
International Growth Fund	95,315,593	134,201,585	95,315,593	134,201,585
International Opportunities Fund	1,557,373,052	2,043,147,639	1,557,373,052	2,043,147,639
International Value Fund	1,852,425,993	848,443,574	1,852,425,993	848,443,574
11.
Capital Share Transactions:
The following information is for the years ended October 31, 2024 and October 31, 2023:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	413,547	$6,525,744	659,074	$9,770,166
Shares Issued for Reinvested Dividends	8,843	136,714	15,822	218,192
Shares Redeemed	(487,066)	(7,585,740)	(482,738)	(7,060,330)
Net Increase (Decrease)	(64,676)	(923,282)	192,158	2,928,028
Class C
Shares Sold	21,442	$318,408	69,964	$1,029,649
Shares Redeemed	(56,439)	(886,771)	(33,658)	(481,434)
Net Increase (Decrease)	(34,997)	(568,363)	36,306	548,215
Class I
Shares Sold	283,146	$4,326,972	1,025,285	$14,762,538
Shares Issued for Reinvested Dividends	11,120	168,909	16,848	228,297
Shares Redeemed	(591,479)	(9,164,346)	(1,034,017)	(14,974,585)
Net Increase (Decrease)	(297,213)	(4,668,465)	8,116	16,250
Class R3
Shares Sold	25,394	$347,718	8,168	$123,198
Shares Issued for Reinvested Dividends	47	722	22	294
Shares Redeemed	(7,090)	(110,568)	(54)	(785)
Net Increase (Decrease)	18,351	237,872	8,136	122,707
Class R4
Shares Sold	25	$386	3	$42
Shares Issued for Reinvested Dividends	3	47	17	226
Shares Redeemed	—	(8)	(1,318)	(19,134)
Net Increase (Decrease)	28	425	(1,298)	(18,866)

61

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	23,383	$357,191	469,488	$6,645,017
Shares Issued for Reinvested Dividends	2,938	44,279	86	1,161
Shares Redeemed	(204,724)	(3,108,132)	(82,185)	(1,197,073)
Net Increase (Decrease)	(178,403)	(2,706,662)	387,389	5,449,105
Class R6
Shares Sold	151,903	$2,362,931	289,333	$4,249,132
Shares Issued for Reinvested Dividends	2,052	30,753	347	4,639
Shares Redeemed	(117,833)	(1,886,589)	(48,749)	(683,549)
Net Increase (Decrease)	36,122	507,095	240,931	3,570,222
Class Y
Shares Sold	143,456	$2,159,726	198,248	$2,941,267
Shares Issued for Reinvested Dividends	4,369	67,375	5,935	81,606
Shares Redeemed	(244,575)	(3,812,612)	(185,515)	(2,733,895)
Net Increase (Decrease)	(96,750)	(1,585,511)	18,668	288,978
Class F
Shares Sold	452,404	$7,211,905	784,738	$11,734,970
Shares Issued for Reinvested Dividends	27,702	431,871	39,007	542,199
Shares Redeemed	(957,996)	(15,433,445)	(677,951)	(10,062,745)
Net Increase (Decrease)	(477,890)	(7,789,669)	145,794	2,214,424
Total Net Increase (Decrease)	(1,095,428)	$(17,496,560)	1,036,200	$15,119,063
Emerging Markets Equity Fund
Class A
Shares Sold	278,173	$2,598,324	398,979	$3,438,187
Shares Issued for Reinvested Dividends	78,386	691,365	116,382	926,398
Shares Redeemed	(496,106)	(4,764,793)	(1,799,027)	(15,842,242)
Net Increase (Decrease)	(139,547)	(1,475,104)	(1,283,666)	(11,477,657)
Class C
Shares Sold	5,500	$50,612	9,413	$79,071
Shares Issued for Reinvested Dividends	3,866	33,631	3,977	31,217
Shares Redeemed	(57,455)	(540,523)	(33,329)	(275,675)
Net Increase (Decrease)	(48,089)	(456,280)	(19,939)	(165,387)
Class I
Shares Sold	1,427,726	$13,923,140	2,330,290	$20,330,859
Shares Issued for Reinvested Dividends	185,830	1,637,160	143,046	1,135,786
Shares Redeemed	(1,328,103)	(12,493,298)	(1,304,925)	(11,063,072)
Net Increase (Decrease)	285,453	3,067,002	1,168,411	10,403,573
Class R3
Shares Sold	9,983	$94,067	7,709	$65,665
Shares Issued for Reinvested Dividends	966	8,503	935	7,421
Shares Redeemed	(15,869)	(152,934)	(13,516)	(111,341)
Net Increase (Decrease)	(4,920)	(50,364)	(4,872)	(38,255)
Class R4
Shares Sold	6,733	$67,033	1,668	$14,206
Shares Issued for Reinvested Dividends	448	4,031	406	3,291
Shares Redeemed	(1,158)	(11,448)	(1,657)	(14,451)
Net Increase (Decrease)	6,023	59,616	417	3,046
Class R5
Shares Sold	—	$—	5	$37
Shares Issued for Reinvested Dividends	122	1,060	188	1,481
Shares Redeemed	—	—	(2,049)	(16,883)
Net Increase (Decrease)	122	1,060	(1,856)	(15,365)
Class R6
Shares Sold	57,665	$593,236	8,524	$71,789
Shares Issued for Reinvested Dividends	1,134	9,968	975	7,735
Shares Redeemed	(11,535)	(113,771)	(6,344)	(54,406)
Net Increase (Decrease)	47,264	489,433	3,155	25,118

62

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	1,981,519	$17,703,968	3,813,336	$31,442,171
Shares Issued for Reinvested Dividends	1,027,007	9,006,853	1,017,063	8,044,967
Shares Redeemed	(24,312,685)	(230,465,445)	(5,686,121)	(47,397,649)
Net Increase (Decrease)	(21,304,159)	(203,754,624)	(855,722)	(7,910,511)
Class F
Shares Sold	16,831,030	$156,291,866	6,414,879	$54,116,553
Shares Issued for Reinvested Dividends	23,895	208,602	17,913	140,974
Shares Redeemed	(8,512,467)	(80,069,092)	(4,973,537)	(41,166,861)
Net Increase (Decrease)	8,342,458	76,431,376	1,459,255	13,090,666
Total Net Increase (Decrease)	(12,815,395)	$(125,687,885)	465,183	$3,915,228
Global Impact Fund
Class A
Shares Sold	418,553	$6,029,801	790,902	$10,414,731
Shares Issued for Reinvested Dividends	24,457	351,442	17,797	224,417
Shares Redeemed	(738,521)	(10,849,164)	(731,942)	(9,709,469)
Net Increase (Decrease)	(295,511)	(4,467,921)	76,757	929,679
Class C
Shares Sold	12,728	$185,115	23,324	$299,266
Shares Redeemed	(40,958)	(570,992)	(35,459)	(449,312)
Net Increase (Decrease)	(28,230)	(385,877)	(12,135)	(150,046)
Class I
Shares Sold	920,639	$13,443,213	1,163,711	$15,275,982
Shares Issued for Reinvested Dividends	33,911	485,270	28,957	363,694
Shares Redeemed	(1,160,745)	(16,828,329)	(1,421,304)	(18,429,508)
Net Increase (Decrease)	(206,195)	(2,899,846)	(228,636)	(2,789,832)
Class R3
Shares Sold	79,272	$1,141,755	99,525	$1,281,287
Shares Issued for Reinvested Dividends	2,029	28,678	1,149	14,251
Shares Redeemed	(102,396)	(1,470,728)	(93,442)	(1,212,665)
Net Increase (Decrease)	(21,095)	(300,295)	7,232	82,873
Class R4
Shares Sold	10,270	$151,679	7,397	$96,873
Shares Issued for Reinvested Dividends	587	8,419	477	5,997
Shares Redeemed	(21,080)	(296,356)	(13,967)	(185,342)
Net Increase (Decrease)	(10,223)	(136,258)	(6,093)	(82,472)
Class R5
Shares Sold	3,032	$43,637	28,508	$366,668
Shares Issued for Reinvested Dividends	549	7,780	274	3,408
Shares Redeemed	(8,851)	(127,264)	(10,110)	(131,695)
Net Increase (Decrease)	(5,270)	(75,847)	18,672	238,381
Class R6
Shares Sold	219,106	$3,186,489	1,360,633	$17,712,607
Shares Issued for Reinvested Dividends	20,247	287,105	15,575	193,752
Shares Redeemed	(369,976)	(5,349,298)	(387,766)	(5,090,094)
Net Increase (Decrease)	(130,623)	(1,875,704)	988,442	12,816,265
Class Y
Shares Sold	73,239	$1,075,840	155,349	$1,990,430
Shares Issued for Reinvested Dividends	3,961	56,323	4,059	50,617
Shares Redeemed	(87,797)	(1,270,118)	(470,080)	(6,081,928)
Net Increase (Decrease)	(10,597)	(137,955)	(310,672)	(4,040,881)
Class F
Shares Sold	2,337,571	$34,210,602	2,703,898	$35,525,764
Shares Issued for Reinvested Dividends	56,192	802,983	31,625	396,261
Shares Redeemed	(1,131,402)	(16,475,959)	(962,760)	(12,568,727)
Net Increase (Decrease)	1,262,361	18,537,626	1,772,763	23,353,298
Total Net Increase (Decrease)	554,617	$8,257,923	2,306,330	$30,357,265

63

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
International Equity Fund
Class A
Shares Sold	534,258	$6,357,821	846,040	$9,230,845
Shares Issued for Reinvested Dividends	853,400	9,839,707	1,232,407	12,582,873
Shares Redeemed	(5,769,636)	(68,746,616)	(5,539,081)	(60,304,286)
Net Increase (Decrease)	(4,381,978)	(52,549,088)	(3,460,634)	(38,490,568)
Class C
Shares Sold	19,519	$231,683	25,127	$271,712
Shares Issued for Reinvested Dividends	5,027	57,808	14,395	146,253
Shares Redeemed	(242,605)	(2,878,098)	(436,461)	(4,721,605)
Net Increase (Decrease)	(218,059)	(2,588,607)	(396,939)	(4,303,640)
Class I
Shares Sold	498,311	$6,026,693	239,276	$2,648,496
Shares Issued for Reinvested Dividends	90,662	1,058,028	128,184	1,324,139
Shares Redeemed	(859,913)	(10,429,605)	(817,370)	(9,026,938)
Net Increase (Decrease)	(270,940)	(3,344,884)	(449,910)	(5,054,303)
Class R3
Shares Sold	357,464	$4,360,646	102,531	$1,111,875
Shares Issued for Reinvested Dividends	16,643	190,730	24,252	246,399
Shares Redeemed	(422,014)	(5,130,175)	(180,229)	(1,934,193)
Net Increase (Decrease)	(47,907)	(578,799)	(53,446)	(575,919)
Class R4
Shares Sold	23,332	$278,310	48,532	$534,200
Shares Issued for Reinvested Dividends	4,209	48,777	8,109	83,114
Shares Redeemed	(106,485)	(1,281,445)	(118,266)	(1,304,642)
Net Increase (Decrease)	(78,944)	(954,358)	(61,625)	(687,328)
Class R5
Shares Sold	8,754	$89,909	9,614	$90,710
Shares Issued for Reinvested Dividends	1,223	12,305	3,133	28,014
Shares Redeemed	(9,187)	(96,424)	(99,631)	(902,154)
Net Increase (Decrease)	790	5,790	(86,884)	(783,430)
Class R6
Shares Sold	247,725	$3,131,519	227,477	$2,534,340
Shares Issued for Reinvested Dividends	18,053	211,576	30,439	315,958
Shares Redeemed	(555,396)	(6,793,439)	(834,705)	(9,101,393)
Net Increase (Decrease)	(289,618)	(3,450,344)	(576,789)	(6,251,095)
Class Y
Shares Sold	174,980	$2,126,041	86,347	$972,364
Shares Issued for Reinvested Dividends	12,374	144,532	32,432	335,347
Shares Redeemed	(816,000)	(9,861,030)	(252,764)	(2,754,614)
Net Increase (Decrease)	(628,646)	(7,590,457)	(133,985)	(1,446,903)
Class F
Shares Sold	498,464	$6,039,750	518,169	$5,755,466
Shares Issued for Reinvested Dividends	114,524	1,343,370	156,498	1,626,019
Shares Redeemed	(881,388)	(10,715,207)	(951,187)	(10,569,977)
Net Increase (Decrease)	(268,400)	(3,332,087)	(276,520)	(3,188,492)
Total Net Increase (Decrease)	(6,183,702)	$(74,382,834)	(5,496,732)	$(60,781,678)
International Growth Fund
Class A
Shares Sold	312,960	$5,110,947	613,627	$9,158,569
Shares Issued for Reinvested Dividends	30,509	482,046	56,410	749,129
Shares Redeemed	(1,225,467)	(20,234,127)	(1,248,993)	(18,228,035)
Net Increase (Decrease)	(881,998)	(14,641,134)	(578,956)	(8,320,337)
Class C
Shares Sold	6,300	$90,146	13,302	$178,097
Shares Issued for Reinvested Dividends	—	—	5	54
Shares Redeemed	(51,872)	(748,640)	(83,729)	(1,097,051)
Net Increase (Decrease)	(45,572)	(658,494)	(70,422)	(918,900)

64

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	311,011	$5,156,912	430,400	$6,168,168
Shares Issued for Reinvested Dividends	14,094	220,425	31,791	418,055
Shares Redeemed	(634,309)	(10,411,274)	(7,378,578)	(104,167,382)
Net Increase (Decrease)	(309,204)	(5,033,937)	(6,916,387)	(97,581,159)
Class R3
Shares Sold	8,538	$146,148	6,188	$93,223
Shares Issued for Reinvested Dividends	58	935	172	2,315
Shares Redeemed	(11,351)	(190,895)	(8,588)	(128,925)
Net Increase (Decrease)	(2,755)	(43,812)	(2,228)	(33,387)
Class R4
Shares Sold	34,199	$608,224	7,005	$107,413
Shares Issued for Reinvested Dividends	490	7,994	837	11,481
Shares Redeemed	(88,707)	(1,548,425)	(7,096)	(107,887)
Net Increase (Decrease)	(54,018)	(932,207)	746	11,007
Class R5
Shares Sold	7,061	$121,909	104,506	$1,579,153
Shares Issued for Reinvested Dividends	454	7,458	4,619	63,829
Shares Redeemed	(45,578)	(779,326)	(450,155)	(6,980,596)
Net Increase (Decrease)	(38,063)	(649,959)	(341,030)	(5,337,614)
Class R6
Shares Sold	38,756	$680,344	111,031	$1,714,777
Shares Issued for Reinvested Dividends	1,157	19,116	1,166	16,189
Shares Redeemed	(56,466)	(967,294)	(91,259)	(1,423,040)
Net Increase (Decrease)	(16,553)	(267,834)	20,938	307,926
Class Y
Shares Sold	37,612	$640,007	72,221	$1,083,113
Shares Issued for Reinvested Dividends	933	15,385	6,128	84,875
Shares Redeemed	(51,070)	(890,580)	(562,927)	(8,937,152)
Net Increase (Decrease)	(12,525)	(235,188)	(484,578)	(7,769,164)
Class F
Shares Sold	1,011,773	$16,642,889	2,177,630	$32,523,176
Shares Issued for Reinvested Dividends	95,465	1,494,022	132,666	1,745,881
Shares Redeemed	(2,087,003)	(34,363,264)	(3,334,734)	(47,797,743)
Net Increase (Decrease)	(979,765)	(16,226,353)	(1,024,438)	(13,528,686)
Total Net Increase (Decrease)	(2,340,453)	$(38,688,918)	(9,396,355)	$(133,170,314)
International Opportunities Fund
Class A
Shares Sold	1,029,904	$18,296,229	1,615,848	$26,109,428
Shares Issued for Reinvested Dividends	329,222	5,609,944	152,147	2,347,625
Shares Redeemed	(3,731,976)	(66,408,171)	(4,011,097)	(64,476,160)
Net Increase (Decrease)	(2,372,850)	(42,501,998)	(2,243,102)	(36,019,107)
Class C
Shares Sold	26,379	$402,019	36,748	$509,307
Shares Issued for Reinvested Dividends	5,657	82,137	—	—
Shares Redeemed	(298,089)	(4,448,238)	(445,525)	(6,078,549)
Net Increase (Decrease)	(266,053)	(3,964,082)	(408,777)	(5,569,242)
Class I
Shares Sold	4,052,922	$72,472,068	16,356,728	$262,020,155
Shares Issued for Reinvested Dividends	342,768	5,792,780	331,028	5,064,732
Shares Redeemed	(10,246,021)	(182,941,377)	(27,564,223)	(426,730,279)
Net Increase (Decrease)	(5,850,331)	(104,676,529)	(10,876,467)	(159,645,392)
Class R3
Shares Sold	228,532	$4,170,567	263,556	$4,342,398
Shares Issued for Reinvested Dividends	14,650	255,357	4,269	67,319
Shares Redeemed	(456,379)	(8,313,266)	(453,556)	(7,505,142)
Net Increase (Decrease)	(213,197)	(3,887,342)	(185,731)	(3,095,425)

65

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	698,630	$13,200,341	707,815	$11,804,658
Shares Issued for Reinvested Dividends	44,404	789,511	23,766	382,162
Shares Redeemed	(1,022,499)	(18,940,407)	(1,639,876)	(27,487,956)
Net Increase (Decrease)	(279,465)	(4,950,555)	(908,295)	(15,301,136)
Class R5
Shares Sold	2,581,444	$47,793,925	3,396,082	$57,557,658
Shares Issued for Reinvested Dividends	234,934	4,210,008	121,523	1,969,891
Shares Redeemed	(9,145,400)	(172,131,223)	(4,201,321)	(71,654,189)
Net Increase (Decrease)	(6,329,022)	(120,127,290)	(683,716)	(12,126,640)
Class R6
Shares Sold	11,782,264	$225,508,807	20,744,277	$354,760,216
Shares Issued for Reinvested Dividends	1,068,742	19,269,417	545,536	8,897,700
Shares Redeemed	(16,650,728)	(318,288,689)	(14,602,396)	(246,584,007)
Net Increase (Decrease)	(3,799,722)	(73,510,465)	6,687,417	117,073,909
Class Y
Shares Sold	8,506,188	$164,343,181	6,886,167	$118,345,434
Shares Issued for Reinvested Dividends	608,787	10,982,510	493,246	8,044,843
Shares Redeemed	(16,967,622)	(316,479,863)	(21,606,538)	(366,764,236)
Net Increase (Decrease)	(7,852,647)	(141,154,172)	(14,227,125)	(240,373,959)
Class F
Shares Sold	6,973,281	$123,419,860	6,160,590	$98,506,065
Shares Issued for Reinvested Dividends	650,730	10,997,333	386,281	5,910,096
Shares Redeemed	(6,908,901)	(123,443,017)	(8,270,784)	(132,279,538)
Net Increase (Decrease)	715,110	10,974,176	(1,723,913)	(27,863,377)
Total Net Increase (Decrease)	(26,248,177)	$(483,798,257)	(24,569,709)	$(382,920,369)
International Value Fund
Class A
Shares Sold	2,184,874	$39,417,693	4,035,851	$66,088,684
Shares Issued for Reinvested Dividends	188,285	3,306,279	124,921	1,871,310
Shares Redeemed	(1,967,284)	(35,500,892)	(1,218,329)	(19,619,154)
Net Increase (Decrease)	405,875	7,223,080	2,942,443	48,340,840
Class C
Shares Sold	126,687	$2,258,819	207,035	$3,292,883
Shares Issued for Reinvested Dividends	7,119	124,077	3,724	55,454
Shares Redeemed	(74,089)	(1,336,108)	(105,095)	(1,641,881)
Net Increase (Decrease)	59,717	1,046,788	105,664	1,706,456
Class I
Shares Sold	63,870,608	$1,169,796,261	69,034,895	$1,120,980,832
Shares Issued for Reinvested Dividends	3,105,227	54,776,199	2,265,861	34,055,889
Shares Redeemed	(46,002,585)	(831,896,561)	(41,752,937)	(666,781,583)
Net Increase (Decrease)	20,973,250	392,675,899	29,547,819	488,255,138
Class R3
Shares Sold	18,214	$324,986	30,374	$505,436
Shares Issued for Reinvested Dividends	1,446	25,486	1,116	16,785
Shares Redeemed	(27,703)	(500,352)	(18,713)	(312,221)
Net Increase (Decrease)	(8,043)	(149,880)	12,777	210,000
Class R4
Shares Sold	188,407	$3,402,544	160,775	$2,602,230
Shares Issued for Reinvested Dividends	5,764	101,111	3,993	59,691
Shares Redeemed	(77,041)	(1,400,510)	(70,235)	(1,141,740)
Net Increase (Decrease)	117,130	2,103,145	94,533	1,520,181
Class R5
Shares Sold	711,095	$12,762,577	429,500	$7,040,022
Shares Issued for Reinvested Dividends	61,961	1,097,331	62,881	948,868
Shares Redeemed	(307,030)	(5,672,252)	(528,317)	(8,514,107)
Net Increase (Decrease)	466,026	8,187,656	(35,936)	(525,217)

66

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	4,721,493	$88,167,245	18,003,530	$300,031,324
Shares Issued for Reinvested Dividends	509,265	9,222,797	39,729	612,617
Shares Redeemed	(2,873,982)	(54,409,802)	(1,280,937)	(21,848,911)
Net Increase (Decrease)	2,356,776	42,980,240	16,762,322	278,795,030
Class Y
Shares Sold	41,772,358	$767,231,144	16,946,500	$292,754,483
Shares Issued for Reinvested Dividends	1,125,591	20,373,203	922,555	14,216,576
Shares Redeemed	(15,930,704)	(304,496,181)	(5,876,875)	(98,181,699)
Net Increase (Decrease)	26,967,245	483,108,166	11,992,180	208,789,360
Class F
Shares Sold	14,646,784	$264,911,101	19,791,704	$312,336,524
Shares Issued for Reinvested Dividends	986,082	17,404,351	1,072,170	16,125,442
Shares Redeemed	(12,081,380)	(221,193,155)	(14,643,492)	(239,304,074)
Net Increase (Decrease)	3,551,486	61,122,297	6,220,382	89,157,892
Total Net Increase (Decrease)	54,889,462	$998,297,391	67,642,184	$1,116,249,680
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2024, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Recent Accounting Pronouncement:
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds' financial statements.
15.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

67

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and Shareholders of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund and The Hartford International Value Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford Global Impact Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund and The Hartford International Value Fund (seven of the funds constituting The Hartford Mutual Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and  performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 26, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

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Hartford International/Global Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

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Hartford International/Global Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

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Hartford International/Global Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
Hartford Climate Opportunities Fund
Hartford Emerging Markets Equity Fund
Hartford Global Impact Fund
Hartford International Equity Fund
The Hartford International Growth Fund
The Hartford International Opportunities Fund
The Hartford International Value Fund
(each, a “Fund” and collectively, the “Funds”)
 Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of Hartford Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund and The Hartford International Value Fund and The Hartford Mutual Funds II, Inc. (“HMF II”), on behalf of each of its series (the “Management Agreement”); (ii) the continuation of an investment management agreement by and between HFMC and HMF, on behalf of the Hartford Global Impact Fund (the “Global Impact Management Agreement” and together with the Management Agreement, the “Management Agreements”); (iii) the continuation of an investment sub-advisory agreement (the “Schroders Sub-Advisory Agreement”) by and between HFMC and Schroder Investment Management North America Inc. (“SIMNA Inc.”) with respect to the Hartford Climate Opportunities Fund; (iv) the continuation of an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement” and together with the Schroders Sub-Advisory Agreement, the “Schroders Agreements”) by and between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.,” and together with SIMNA Inc., “Schroders”) with respect to the Hartford Climate Opportunities Fund (the “Sub-Sub-Advised Fund”); and (v) the continuation of an investment sub-advisory agreement (the “Wellington Sub-Advisory Agreement,” and together with the Schroders Sub-Advisory Agreement, the “Sub-Advisory Agreements” and together with the Management Agreements, and the Sub-Sub-Advisory Agreement, the “Agreements”) between HFMC and Wellington Management Company LLP (“Wellington,” and together with Schroders, the “Sub-advisers,” and collectively with HFMC, the “Advisers”), with respect to each Fund.
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-advisers. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-advisers. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of each Sub-adviser and ongoing oversight of each Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by each Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to Wellington, which provides certain day-to-day portfolio management services for the Funds, and Schroders, which also provides certain day-to-day portfolio management services for the Sub-Sub-Advised Fund, each subject to oversight by HFMC, the Board considered, among other things, each Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and each Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered each Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund), and the ability to combine holdings in a Fund with holdings in other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and, as applicable, the Sub-advisers.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. The Board also noted that, for the Hartford Climate Opportunities Fund, there existed no peer group with a strong correlation to the Fund’s investment strategy. For that Fund, the Board considered supplemental performance evaluation information. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board also noted that, for the Hartford International Equity Fund, the Fund utilizes a multiple sleeve structure whereby each sleeve uses a different investment style and considered the performance attributions of the underlying portfolio managers. With respect to the Hartford Climate Opportunities Fund, the Board noted that each of Wellington and Schroders are responsible for the day-to-day portfolio management services for the allocated sleeve of the Fund and considered the performance attributions of each sleeve. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and each Sub-adviser’s overall capabilities to manage the Funds, as applicable.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-advisers. The Board considered representations from HFMC and each Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. The Board also considered that SIMNA Ltd. is an affiliate of SIMNA Inc. and that

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

SIMNA Ltd.’s sub-sub-advisory fees would be paid by SIMNA Inc., not the Sub-Sub-Advised Fund. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreement.
The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HMFC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the applicable Sub-advisers with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-advisers relating to the management and sub-advisory fees, including the sub-advisory fee schedule(s) for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by the Sub-advisers to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which a Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-advisers about any differences between a Sub-adviser’s services to the Funds and the services a Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for the Hartford Climate Opportunities Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for the Hartford Climate Opportunities Fund.

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its series, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with SIMNA Inc. and SEI Trust Company to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Schroders and with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington.
The Board considered the benefits, if any, to the Sub-advisers from any use of a Fund’s brokerage commissions to obtain soft dollar research. The Board also considered that SIMNA Inc. has entered into a solicitation agreement with HFMC pursuant to which HFMC provides certain marketing support services with respect to investment strategy models offered by SIMNA Inc. through its managed account platforms.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Climate Opportunities Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1- and 3-year periods and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and above its benchmark for the 5-year period.

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Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Emerging Markets Equity Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1- and 3-year periods and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods. The Board noted recent and upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 5th quintile and its total expenses were in the 4th quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford Global Impact Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods. The Board noted that certain changes had recently been made to the Fund’s principal investment strategy.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
Hartford International Equity Fund
•
The Board noted that the Fund’s performance was in the 4th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile.
The Hartford International Growth Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 5th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, below its benchmark for the 3-year period, and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 4th quintile. The Board noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford International Opportunities Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period and the 4th quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period. The Board noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee, and total expenses were in the 2nd quintile of its expense group.

77

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Hartford International Value Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1-year period and the 1st quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-year period and above its benchmark for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 4th quintile of its expense group.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

78

Hartford International/Global Equity Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

MSCI ACWI ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)  is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed market countries (excluding the US) and emerging market countries.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

MSCI ACWI Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets and emerging markets countries.

MSCI EAFE Index (Net) (reflects reinvested dividends net of
withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed market countries, excluding the US and Canada.

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall value style characteristics across developed market countries, excluding the US and Canada.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

79

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Mutual funds are distributed by Hartford Funds Distributors, LLC.
MFAR-GE24 12/24 Printed in the U.S.A.

Hartford Fixed
Income Funds
Annual Financial Statements
and Other Information
October 31, 2024
◼Hartford Dynamic Bond Fund
◼The Hartford Emerging Markets Local Debt Fund
◼The Hartford Floating Rate Fund
◼The Hartford High Yield Fund
◼The Hartford Inflation Plus Fund
◼Hartford Low Duration High Income Fund[1]
◼The Hartford Municipal Opportunities Fund
◼Hartford Municipal Short Duration Fund
◼The Hartford Short Duration Fund
◼The Hartford Strategic Income Fund
◼Hartford Sustainable Municipal Bond Fund
◼The Hartford Total Return Bond Fund
◼The Hartford World Bond Fund

[1]	Formerly, The Hartford Floating Rate High Income Fund

Hartford Fixed Income Funds
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Dynamic Bond Fund	3
The Hartford Emerging Markets Local Debt Fund	7
The Hartford Floating Rate Fund	18
The Hartford High Yield Fund	28
The Hartford Inflation Plus Fund	34
Hartford Low Duration High Income Fund	41
The Hartford Municipal Opportunities Fund	50
Hartford Municipal Short Duration Fund	62
The Hartford Short Duration Fund	66
The Hartford Strategic Income Fund	81
Hartford Sustainable Municipal Bond Fund	107
The Hartford Total Return Bond Fund	113
The Hartford World Bond Fund	135
Glossary	162
Statements of Assets and Liabilities:
Hartford Dynamic Bond Fund	163
The Hartford Emerging Markets Local Debt Fund	163
The Hartford Floating Rate Fund	163
The Hartford High Yield Fund	163
The Hartford Inflation Plus Fund	163
Hartford Low Duration High Income Fund	163
The Hartford Municipal Opportunities Fund	165
Hartford Municipal Short Duration Fund	165
The Hartford Short Duration Fund	165
The Hartford Strategic Income Fund	165
Hartford Sustainable Municipal Bond Fund	165
The Hartford Total Return Bond Fund	165
The Hartford World Bond Fund	167
Statements of Operations:
Hartford Dynamic Bond Fund	169
The Hartford Emerging Markets Local Debt Fund	169
The Hartford Floating Rate Fund	169
The Hartford High Yield Fund	169
The Hartford Inflation Plus Fund	169
Hartford Low Duration High Income Fund	169
The Hartford Municipal Opportunities Fund	171
Hartford Municipal Short Duration Fund	171
The Hartford Short Duration Fund	171
The Hartford Strategic Income Fund	171

Hartford Fixed Income Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Dynamic Bond Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8%
	Auto Manufacturers - 0.2%
$ 2,900,000	Ford Motor Credit Co. LLC 5.30%, 09/06/2029	$2,838,770
	Auto Parts & Equipment - 0.2%
3,590,000	Nemak SAB de CV 3.63%, 06/28/2031(1)	2,857,134
	Chemicals - 2.3%
	Braskem Netherlands Finance BV
9,740,000	4.50%, 01/31/2030(2)	8,468,470
8,535,000	8.00%, 10/15/2034(1)	8,513,663
2,710,000	Celanese U.S. Holdings LLC 6.33%, 07/15/2029	2,802,733
	Chemours Co.
3,185,000	4.63%, 11/15/2029(1)	2,765,245
3,275,000	5.75%, 11/15/2028(1)	3,023,055
3,395,000	Tronox, Inc. 4.63%, 03/15/2029(1)	3,080,240
885,000	UPL Corp. Ltd. 4.63%, 06/16/2030(2)	755,613
		29,409,019
	Commercial Banks - 5.8%
4,245,000	Barclays PLC 4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(3)	4,197,351
	BBVA Bancomer SA
5,935,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(3)	6,107,388
2,615,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(3)	2,750,290
5,730,000	BNP Paribas SA 7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(3)(4)	5,781,673
3,000,000	Deutsche Bank AG 6.00%, 10/30/2025, (6.00% fixed rate until 10/30/2025; 5 yr. USD CMT + 4.52% thereafter)(3)(4)	2,932,585
8,900,000	Goldman Sachs Group, Inc. 4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(3)	8,783,626
6,175,000	HSBC Holdings PLC 6.95%, 03/11/2034, (6.95% fixed rate until 03/11/2034; 5 year USD CMT + 3.19% thereafter)(3)(4)	6,149,151
14,085,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(3)	10,921,572
8,900,000	JP Morgan Chase & Co. 4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(3)	8,777,159
4,975,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(3)	4,877,548
11,525,000	UBS Group AG 6.85%, 09/10/2029, (6.85% fixed rate until 09/10/2029; 5 yr. USD ICE Swap + 3.63% thereafter)(1)(3)(4)	11,423,869
		72,702,212
	Commercial Services - 1.6%
	Adani Ports & Special Economic Zone Ltd.
3,315,000	3.10%, 02/02/2031(2)	2,746,029
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Commercial Services - 1.6% - (continued)
$ 5,975,000	4.20%, 08/04/2027(2)	$5,710,582
12,255,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	11,484,620
		19,941,231
	Diversified Financial Services - 3.7%
8,905,000	AGFC Capital Trust I 6.67%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(5)	5,832,775
5,585,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	5,670,516
	Capital One Financial Corp.
5,590,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(3)	5,636,086
2,695,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(3)	2,799,044
2,400,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(3)	2,757,567
5,800,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	5,676,943
3,249,000	OneMain Finance Corp. 4.00%, 09/15/2030	2,860,071
2,690,000	Radian Group, Inc. 6.20%, 05/15/2029	2,756,977
6,565,000	Shriram Finance Ltd. 6.15%, 04/03/2028(1)	6,505,625
5,880,000	Synchrony Financial 3.95%, 12/01/2027	5,649,401
		46,145,005
	Electric - 3.3%
2,790,000	AES Andes SA 6.30%, 03/15/2029(1)	2,848,096
3,160,804	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(2)	2,790,990
1,940,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,738,560
6,385,000	Emera U.S. Finance LP 2.64%, 06/15/2031	5,429,784
2,685,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(3)	2,780,175
3,160,000	India Clean Energy Holdings 4.50%, 04/18/2027(1)	2,981,333
3,160,000	Niagara Energy SAC 5.75%, 10/03/2034(1)	3,088,033
8,690,000	Pacific Gas & Electric Co. 4.55%, 07/01/2030	8,436,062
5,800,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(3)	5,990,925
6,105,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(2)	5,695,898
		41,779,856
	Energy-Alternate Sources - 0.4%
2,989,300	Greenko Dutch BV 3.85%, 03/29/2026(2)	2,878,696
1,717,650	Greenko Power II Ltd. 4.30%, 12/13/2028(1)	1,597,652
		4,476,348
	Engineering & Construction - 0.9%
6,140,000	IHS Holding Ltd. 6.25%, 11/29/2028(2)	5,704,247
6,295,000	Sitios Latinoamerica SAB de CV 5.38%, 04/04/2032(2)	6,037,277
		11,741,524
The accompanying notes are an integral part of these financial statements.

3

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Entertainment - 1.8%
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
$ 2,300,000	4.63%, 04/16/2029(1)	$2,026,396
3,800,000	4.63%, 04/06/2031(1)	3,223,459
	Warnermedia Holdings, Inc.
6,125,000	4.05%, 03/15/2029	5,722,044
14,285,000	5.05%, 03/15/2042	11,400,025
		22,371,924
	Food - 0.7%
9,865,000	Minerva Luxembourg SA 4.38%, 03/18/2031(2)	8,349,352
	Forest Products & Paper - 0.7%
3,430,000	LD Celulose International GmbH 7.95%, 01/26/2032(1)	3,510,605
6,305,000	Suzano Austria GmbH 3.75%, 01/15/2031	5,623,190
		9,133,795
	Gas - 0.9%
8,550,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(3)	8,571,272
2,900,000	AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027	2,796,952
		11,368,224
	Hand/Machine Tools - 0.7%
	Regal Rexnord Corp.
5,595,000	6.05%, 04/15/2028	5,728,899
2,715,000	6.30%, 02/15/2030	2,811,496
		8,540,395
	Healthcare - Products - 0.4%
5,610,000	Solventum Corp. 5.40%, 03/01/2029(1)	5,681,424
	Healthcare - Services - 0.9%
	Centene Corp.
6,335,000	2.45%, 07/15/2028	5,702,228
6,565,000	3.00%, 10/15/2030	5,686,283
		11,388,511
	Insurance - 1.6%
5,855,000	American National Group, Inc. 5.75%, 10/01/2029	5,869,794
3,060,000	Global Atlantic Fin Co. 4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(3)	2,935,124
5,820,000	Jackson National Life Global Funding 4.60%, 10/01/2029(1)	5,699,634
3,015,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(3)	2,845,112
3,030,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	2,937,568
		20,287,232
	Investment Company Security - 0.6%
2,780,000	Ares Capital Corp. 5.95%, 07/15/2029	2,805,891
2,775,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	2,794,842
1,600,000	Carlyle Secured Lending, Inc. 6.75%, 02/18/2030	1,609,703
		7,210,436
	Iron/Steel - 1.1%
	Cleveland-Cliffs, Inc.
3,050,000	4.63%, 03/01/2029(1)	2,857,527
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Iron/Steel - 1.1% - (continued)
$ 3,195,000	6.25%, 10/01/2040	$2,927,538
7,130,000	CSN Resources SA 4.63%, 06/10/2031(2)	5,646,828
2,920,000	JSW Steel Ltd. 5.05%, 04/05/2032(2)	2,654,931
		14,086,824
	IT Services - 0.7%
5,795,000	Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	5,679,763
2,940,000	McAfee Corp. 7.38%, 02/15/2030(1)	2,834,433
		8,514,196
	Lodging - 0.8%
3,070,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	2,804,585
3,345,000	Studio City Finance Ltd. 5.00%, 01/15/2029(2)	3,019,614
3,985,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	3,701,065
		9,525,264
	Media - 3.7%
	Charter Communications Operating LLC/Charter Communications Operating Capital
25,720,000	3.85%, 04/01/2061	15,447,936
5,460,000	6.10%, 06/01/2029	5,576,332
	Paramount Global
11,605,000	4.38%, 03/15/2043	8,363,127
6,075,000	4.95%, 01/15/2031	5,643,702
5,655,000	6.88%, 04/30/2036	5,640,676
6,765,000	Univision Communications, Inc. 4.50%, 05/01/2029(1)	6,005,747
		46,677,520
	Mining - 0.4%
6,695,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	5,507,307
	Oil & Gas - 2.2%
5,905,000	Aker BP ASA 5.13%, 10/01/2034(1)	5,651,660
3,525,000	Apache Corp. 4.75%, 04/15/2043	2,839,525
	Ecopetrol SA
3,340,000	4.63%, 11/02/2031	2,753,993
3,795,000	5.88%, 05/28/2045	2,670,744
2,955,000	Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(1)	2,835,430
5,740,000	Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	5,622,284
5,745,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)	5,521,045
		27,894,681
	Packaging & Containers - 0.5%
6,399,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(2)(6)	5,828,104
	Pharmaceuticals - 0.4%
6,510,000	Viatris, Inc. 2.70%, 06/22/2030	5,649,317
	Pipelines - 3.2%
1,993,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	1,948,660
8,830,000	Enbridge, Inc. 5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(3)	8,581,929
5,975,000	Hess Midstream Operations LP 4.25%, 02/15/2030(1)	5,579,149
4,405,000	ONEOK, Inc. 4.75%, 10/15/2031	4,301,546
The accompanying notes are an integral part of these financial statements.

4

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.8% - (continued)
	Pipelines - 3.2% - (continued)
$ 2,810,000	South Bow Canadian Infrastructure Holdings Ltd. 7.50%, 03/01/2055, (7.50% fixed rate until 12/01/2034; 5 yr. USD CMT + 3.67% thereafter)(1)(3)	$2,918,292
9,060,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(3)	8,648,335
	Whistler Pipeline LLC
5,635,000	5.40%, 09/30/2029(1)	5,659,650
2,070,000	5.70%, 09/30/2031(1)	2,090,038
		39,727,599
	Real Estate Investment Trusts - 2.2%
6,105,000	American Assets Trust LP 6.15%, 10/01/2034	6,127,766
6,145,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029	5,656,898
	Highwoods Realty LP
295,000	3.88%, 03/01/2027	285,639
2,978,000	4.20%, 04/15/2029	2,825,316
5,130,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	5,291,665
8,235,000	Trust Fibra Uno 4.87%, 01/15/2030(1)	7,401,042
		27,588,326
	Retail - 1.1%
2,935,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(7)	2,859,503
3,055,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	2,699,198
5,995,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(1)	5,699,073
2,950,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,852,601
		14,110,375
	Semiconductors - 1.1%
8,840,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	8,959,853
8,665,000	Intel Corp. 3.25%, 11/15/2049	5,532,685
		14,492,538
	Telecommunications - 0.5%
3,170,000	Millicom International Cellular SA 4.50%, 04/27/2031(2)	2,859,867
3,260,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	2,823,258
		5,683,125
	Transportation - 0.2%
2,895,000	Ryder System, Inc. 4.90%, 12/01/2029	2,888,866
	Total Corporate Bonds (cost $564,122,428)	$564,396,434
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
	Colombia - 0.5%
5,440,000	Colombia Government International Bonds 7.75%, 11/07/2036	$5,343,599
	Mexico - 0.2%
3,345,000	Mexico Government International Bonds 2.66%, 05/24/2031	2,773,695
	Total Foreign Government Obligations (cost $8,251,271)	$8,117,294
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 35.9%
	U.S. Treasury Securities - 35.9%
	U.S. Treasury Bonds - 9.6%
$ 114,815,000	5.50%, 08/15/2028		$120,596,114
	U.S. Treasury Notes - 26.3%
9,125,000	2.63%, 02/15/2029		8,577,500
30,255,000	3.38%, 09/15/2027		29,649,900
136,085,000	3.50%, 09/30/2026		134,426,464
13,230,000	3.75%, 08/15/2027		13,097,700
69,395,000	4.13%, 10/31/2029		69,319,100
75,130,000	4.63%, 04/30/2029		76,553,361
			331,624,025
	Total U.S. Government Securities (cost $454,273,246)		$452,220,139
	Total Long-Term Investments (cost $1,026,646,945)		$1,024,733,867
SHORT-TERM INVESTMENTS - 15.6%
	U.S. Treasury Securities - 15.6%
	U.S. Treasury Bills - 15.6%
10,585,000	4.35%, 11/12/2024(8)		$10,569,888
123,670,000	4.36%, 11/12/2024(8)		123,493,114
50,355,000	4.50%, 11/29/2024(8)		50,175,624
12,495,000	4.54%, 11/29/2024(8)		12,450,096
	Total Short-Term Investments (cost $196,688,723)		$196,688,722
	Total Investments (cost $1,223,335,668)	97.0%	$1,221,422,589
	Other Assets and Liabilities	3.0%	38,186,703
	Net Assets	100.0%	$1,259,609,292
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$235,124,449, representing 18.7% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $69,146,498, representing 5.5% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
The accompanying notes are an integral part of these financial statements.

5

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
October 31, 2024

(5)	Variable rate security; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	The rate shown represents current yield to maturity.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$564,396,434	$—	$564,396,434	$—
Foreign Government Obligations	8,117,294	—	8,117,294	—
U.S. Government Securities	452,220,139	—	452,220,139	—
Short-Term Investments	196,688,722	—	196,688,722	—
Total	$1,221,422,589	$—	$1,221,422,589	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

6

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.7%
	Argentina - 0.4%
$ 118,000	YPF SA 6.95%, 07/21/2027(1)	$115,117
	Brazil - 2.0%
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	173,891
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	204,021
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	169,272
		547,184
	Chile - 1.5%
200,000	AES Andes SA 6.30%, 03/15/2029(2)	204,164
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	191,302
		395,466
	China - 2.2%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	19,731
200,000	Far East Horizon Ltd. 4.25%, 10/26/2026(1)	193,150
200,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(1)	196,285
200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	181,630
		590,796
	Colombia - 1.6%
250,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(2)	201,824
	Ecopetrol SA
155,000	4.63%, 11/02/2031	127,805
105,000	7.75%, 02/01/2032	102,373
		432,002
	Croatia - 0.4%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(4)	111,956
	Czech Republic - 0.8%
200,000	Ceska sporitelna AS 4.82%, 01/15/2030, (4.82% fixed rate until 01/15/2029; 3 mo. EURIBOR + 2.25% thereafter)(1)(4)	225,865
	Hong Kong - 1.2%
$ 200,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(1)	190,830
200,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(1)(4)(5)	125,520
		316,350
	Hungary - 0.6%
EUR 135,000	OTP Bank Nyrt 5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(4)	151,109
	India - 4.2%
$ 200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	191,149
179,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	172,377
200,000	Muthoot Finance Ltd. 7.13%, 02/14/2028(2)	203,566
200,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(1)(4)(5)	199,756
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.7% - (continued)
	India - 4.2% - (continued)
EUR 150,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	$150,210
$ 200,000	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 7.80%, 07/31/2031(2)	202,439
		1,119,497
	Indonesia - 1.5%
200,000	Krakatau Posco PT 6.38%, 06/11/2029(1)	199,584
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	194,000
		393,584
	Kuwait - 0.8%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(4)	205,050
	Macau - 0.7%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	180,545
	Mexico - 2.6%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	94,768
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(4)	210,347
200,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(1)	205,884
200,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	198,508
		709,507
	Morocco - 0.6%
200,000	OCP SA 5.13%, 06/23/2051(1)	153,295
	Netherlands - 0.6%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	174,366
	Nigeria - 0.7%
200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	185,806
	Oman - 0.7%
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	197,790
	Peru - 2.1%
	Banco de Credito del Peru SA
20,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	19,498
60,000	5.85%, 01/11/2029(2)	61,158
200,000	Kallpa Generacion SA 4.88%, 05/24/2026(1)	198,200
110,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	113,156
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(6)	182,157
		574,169
	Philippines - 0.6%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	160,615
	Poland - 0.8%
EUR 100,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(4)	112,478
100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	102,945
		215,423
The accompanying notes are an integral part of these financial statements.

7

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.7% - (continued)
	Qatar - 1.1%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	$285,808
	Romania - 0.8%
EUR 100,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(1)(4)	114,555
100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	115,166
		229,721
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(7)	—
	Singapore - 1.5%
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(2)(4)	193,692
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	198,533
		392,225
	Slovenia - 0.8%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(4)	115,845
100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(4)	110,131
		225,976
	South Africa - 0.6%
$ 200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	164,520
	South Korea - 1.4%
200,000	Hanwha Totalenergies Petrochemical Co. Ltd. 5.50%, 07/18/2029(1)	202,203
200,000	SK Hynix, Inc. 2.38%, 01/19/2031(1)	169,698
		371,901
	Turkey - 1.4%
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	205,260
175,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	178,938
		384,198
	Ukraine - 0.6%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	156,122
	United Arab Emirates - 2.9%
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(4)(5)	199,300
200,000	Esic Sukuk Ltd. 5.83%, 02/14/2029(1)	203,723
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 37.7% - (continued)
	United Arab Emirates - 2.9% - (continued)
$ 200,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(1)(4)	$205,689
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	165,631
		774,343
	Total Corporate Bonds (cost $10,389,121)	$10,140,306
FOREIGN GOVERNMENT OBLIGATIONS - 69.2%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$4,331
	Brazil - 2.5%
BRL 1,621,000	Brazil Letras do Tesouro Nacional 0.00%, 01/01/2026(8)	243,884
	Brazil Notas do Tesouro Nacional
1,370,000	10.00%, 01/01/2027	224,735
809,000	10.00%, 01/01/2031	123,734
484,000	10.00%, 01/01/2033	72,578
118,000	10.00%, 01/01/2035	17,416
		682,347
	Bulgaria - 1.1%
EUR 323,000	Bulgaria Government International Bonds 0.38%, 09/23/2030(1)	301,593
	Chile - 2.0%
	Bonos de la Tesoreria de la Republica en pesos
CLP 175,000,000	4.70%, 09/01/2030(1)	172,810
55,000,000	5.00%, 10/01/2028(1)	56,468
55,000,000	5.00%, 03/01/2035	54,838
215,000,000	6.00%, 04/01/2033(1)	227,167
30,000,000	7.00%, 05/01/2034(1)	34,540
		545,823
	China - 3.9%
	China Government Bonds
CNY 310,000	1.87%, 09/15/2031	43,090
430,000	1.91%, 07/15/2029	60,685
630,000	2.27%, 05/25/2034	89,470
180,000	2.33%, 08/15/2044	25,151
650,000	2.35%, 02/25/2034	92,752
700,000	2.62%, 04/15/2028	101,183
590,000	2.62%, 06/25/2030	85,905
1,200,000	2.80%, 03/25/2030	176,307
390,000	2.88%, 02/25/2033	58,110
290,000	3.01%, 05/13/2028	42,555
310,000	3.25%, 06/06/2026	44,777
1,090,000	3.28%, 12/03/2027	161,093
330,000	3.81%, 09/14/2050	59,061
		1,040,139
	Colombia - 3.4%
	Colombia TES
COP 757,400,000	7.00%, 03/26/2031	144,313
359,700,000	7.25%, 10/18/2034	63,447
364,300,000	7.75%, 09/18/2030	73,464
2,957,700,000	9.25%, 05/28/2042	554,931
335,700,000	13.25%, 02/09/2033	85,456
		921,611
	Czech Republic - 4.3%
	Czech Republic Government Bonds
CZK 6,260,000	0.05%, 11/29/2029	223,325
The accompanying notes are an integral part of these financial statements.

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.2% - (continued)
	Czech Republic - 4.3% - (continued)
CZK 2,940,000	0.95%, 05/15/2030(1)	$108,305
680,000	1.20%, 03/13/2031	24,791
1,210,000	1.50%, 04/24/2040	35,819
1,780,000	1.75%, 06/23/2032	65,391
560,000	1.95%, 07/30/2037	18,737
1,220,000	2.00%, 10/13/2033	44,309
1,590,000	3.50%, 05/30/2035	64,511
660,000	4.20%, 12/04/2036(1)	28,347
3,000,000	4.50%, 11/11/2032	132,757
3,430,000	4.90%, 04/14/2034	156,103
5,500,000	5.00%, 09/30/2030	250,583
		1,152,978
	Dominican Republic - 0.4%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(1)	110,186
	Hungary - 1.8%
	Hungary Government Bonds
HUF 69,470,000	2.00%, 05/23/2029	152,210
17,990,000	2.25%, 04/20/2033	34,212
23,920,000	2.25%, 06/22/2034	43,466
19,550,000	3.00%, 10/27/2038	34,010
19,360,000	3.25%, 10/22/2031	41,908
21,890,000	7.00%, 10/24/2035	58,738
EUR 100,000	Magyar Export-Import Bank Zrt 6.00%, 05/16/2029(1)	116,661
		481,205
	India - 1.0%
	India Government Bonds
INR 11,240,000	7.18%, 08/14/2033	135,951
11,260,000	7.30%, 06/19/2053	139,190
		275,141
	Indonesia - 6.7%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	63,302
140,000,000	6.13%, 05/15/2028	8,788
2,882,000,000	6.38%, 08/15/2028	181,826
2,238,000,000	6.38%, 04/15/2032	139,005
1,207,000,000	6.50%, 02/15/2031	75,804
899,000,000	6.63%, 05/15/2033	56,584
5,193,000,000	6.63%, 02/15/2034	325,801
489,000,000	7.00%, 05/15/2027	31,475
2,743,000,000	7.00%, 02/15/2033	176,253
3,719,000,000	7.13%, 06/15/2038	238,864
185,000,000	7.13%, 06/15/2042	11,900
651,000,000	7.13%, 06/15/2043	41,736
209,000,000	7.50%, 06/15/2035	13,863
1,412,000,000	7.50%, 05/15/2038	93,412
1,051,000,000	8.25%, 06/15/2032	73,204
1,412,000,000	8.38%, 03/15/2034	98,811
1,774,000,000	8.38%, 04/15/2039	127,061
495,000,000	8.75%, 05/15/2031	34,704
		1,792,393
	Malaysia - 8.6%
	Malaysia Government Bonds
MYR 839,000	3.50%, 05/31/2027	191,414
255,000	3.76%, 05/22/2040	56,225
741,000	3.83%, 07/05/2034	167,629
462,000	3.88%, 03/14/2025	105,751
446,000	3.89%, 08/15/2029	102,732
350,000	3.90%, 11/30/2026	80,648
260,000	3.91%, 07/15/2026	59,841
1,056,000	3.96%, 09/15/2025	242,440
178,000	4.46%, 03/31/2053	41,994
810,000	4.64%, 11/07/2033	194,528
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.2% - (continued)
	Malaysia - 8.6% - (continued)
MYR 225,000	4.70%, 10/15/2042	$55,186
402,000	4.76%, 04/07/2037	98,547
660,000	4.89%, 06/08/2038	164,432
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	215,384
455,000	3.73%, 03/31/2026	104,387
1,505,000	4.13%, 08/15/2025	345,829
174,000	4.13%, 07/09/2029	40,525
210,000	4.25%, 09/30/2030	49,201
		2,316,693
	Mexico - 9.1%
	Mexico Bonos
MXN 9,111,600	5.50%, 03/04/2027	413,820
5,260,500	7.50%, 05/26/2033	224,412
4,085,600	7.75%, 11/23/2034	174,275
4,416,200	7.75%, 11/13/2042	174,132
447,800	8.00%, 05/24/2035	19,454
2,362,600	8.00%, 11/07/2047	93,889
1,765,200	8.00%, 07/31/2053	69,270
1,644,800	8.50%, 05/31/2029	77,883
5,293,500	10.00%, 11/20/2036	263,200
	Mexico Cetes
10,511,630	0.00%, 06/11/2026(8)	446,240
11,888,410	0.00%, 08/06/2026(8)	499,373
		2,455,948
	Morocco - 0.5%
EUR 115,000	Morocco Government International Bonds 1.38%, 03/30/2026(1)	120,498
	North Macedonia - 0.4%
100,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	107,014
	Peru - 1.6%
	Peru Government Bonds
PEN 50,000	5.40%, 08/12/2034	11,888
795,000	6.15%, 08/12/2032	205,836
35,000	6.90%, 08/12/2037	9,021
493,000	6.95%, 08/12/2031	135,470
230,000	7.60%, 08/12/2039(1)	62,401
		424,616
	Poland - 1.8%
	Republic of Poland Government Bonds
PLN 852,000	1.75%, 04/25/2032	161,485
70,000	2.75%, 10/25/2029	15,379
635,000	4.75%, 07/25/2029	153,162
175,000	5.00%, 10/25/2034	40,682
424,000	5.75%, 04/25/2029	106,626
		477,334
	Romania - 2.6%
	Romania Government Bonds
RON 255,000	3.65%, 07/28/2025	54,819
150,000	3.70%, 11/25/2024	32,752
10,000	4.75%, 10/11/2034	1,863
190,000	4.85%, 07/25/2029	38,524
775,000	5.00%, 02/12/2029	159,212
340,000	5.80%, 07/26/2027	73,155
665,000	6.70%, 02/25/2032	143,627
380,000	8.00%, 04/29/2030	87,769
425,000	8.75%, 10/30/2028	99,696
		691,417
	South Africa - 6.6%
	Republic of South Africa Government Bonds
ZAR 1,370,000	6.25%, 03/31/2036	55,237
The accompanying notes are an integral part of these financial statements.

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.2% - (continued)
	South Africa - 6.6% - (continued)
ZAR 371,770	6.50%, 02/28/2041	$13,868
3,963,000	8.00%, 01/31/2030	212,878
6,166,000	8.25%, 03/31/2032	319,527
4,485,000	8.50%, 01/31/2037	212,899
4,472,000	8.75%, 01/31/2044	202,793
4,708,000	8.75%, 02/28/2048	214,060
3,980,000	8.88%, 02/28/2035	202,104
6,350,000	9.00%, 01/31/2040	302,400
649,000	11.63%, 03/31/2053	37,836
		1,773,602
	Supranational - 3.3%
PLN 200,000	Asian Development Bank 0.00%, 07/30/2030(8)	35,780
	Asian Infrastructure Investment Bank
INR 8,300,000	6.90%, 10/23/2034(2)	96,644
8,900,000	7.00%, 03/01/2029(1)	105,348
	European Bank for Reconstruction & Development
ZAR 2,000,000	0.00%, 05/30/2036(8)	28,760
INR 2,000,000	6.75%, 03/14/2031	23,441
13,800,000	6.88%, 07/30/2031	161,674
	Inter-American Development Bank
10,000,000	7.00%, 04/17/2033	118,334
8,000,000	7.00%, 08/08/2033	95,151
7,000,000	7.35%, 10/06/2030	84,062
CNY 1,000,000	International Bank for Reconstruction & Development 2.75%, 01/19/2027	142,385
		891,579
	Thailand - 5.2%
	Thailand Government Bonds
THB 3,777,000	1.60%, 12/17/2029	108,469
1,102,000	2.00%, 12/17/2031	32,005
1,166,000	2.00%, 06/17/2042	30,684
5,955,000	2.13%, 12/17/2026	176,536
960,000	2.80%, 06/17/2034	29,333
2,065,000	2.88%, 12/17/2028	62,843
735,000	2.88%, 06/17/2046	21,073
4,840,000	3.30%, 06/17/2038	153,849
8,222,000	3.35%, 06/17/2033	261,166
4,402,000	3.40%, 06/17/2036	141,351
2,400,000	3.45%, 06/17/2043	76,501
4,225,000	3.65%, 06/20/2031	135,648
2,970,000	3.78%, 06/25/2032	96,534
1,770,000	4.88%, 06/22/2029	58,581
		1,384,573
	Turkey - 1.9%
TRY 19,227,712	Turkiye Government Bonds 26.20%, 10/05/2033	521,574
	Uruguay - 0.5%
UYU 5,173,500	Uruguay Government International Bonds 9.75%, 07/20/2033	127,042
	Total Foreign Government Obligations (cost $19,015,781)	$18,599,637
	Total Long-Term Investments (cost $29,404,902)	$28,739,943
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 192,409	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $192,435; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $196,373		$192,409
	Total Short-Term Investments (cost $192,409)		$192,409
	Total Investments Excluding Purchased Options (cost $29,597,311)	107.6%	$28,932,352
	Total Purchased Options (cost $118,883)	0.4%	$111,154
	Total Investments (cost $29,716,194)	108.0%	$29,043,506
	Other Assets and Liabilities	(8.0)%	(2,151,909)
	Net Assets	100.0%	$26,891,597
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $8,810,209, representing 32.8% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$2,653,133, representing 9.9% of net assets.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Investment valued using significant unobservable inputs.
(8)	Security is a zero-coupon bond.
The accompanying notes are an integral part of these financial statements.

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Option Contracts Outstanding at October 31, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put HUF	BOA	400.00	EUR	03/21/2025	604,000	EUR	604,000	$24,835	$11,684	$13,151
Call USD vs. Put BRL	MSC	6.14	USD	12/30/2024	162,000	USD	162,000	1,509	2,806	(1,297)
Call USD vs. Put BRL	BCLY	5.65	USD	01/02/2025	162,000	USD	162,000	6,793	7,841	(1,048)
Call USD vs. Put CAD	BCLY	1.37	USD	02/13/2025	650,000	USD	650,000	13,065	9,653	3,412
Call USD vs. Put INR	GSC	84.63	USD	02/14/2025	650,000	USD	650,000	3,250	5,389	(2,139)
Call USD vs. Put PLN	BCLY	3.94	USD	01/17/2025	332,000	USD	332,000	9,651	9,067	584
Call USD vs. Put ZAR	BOA	18.20	USD	12/20/2024	163,000	USD	163,000	2,016	6,726	(4,710)
Call USD vs. Put ZAR	BOA	17.50	USD	04/01/2025	254,000	USD	254,000	11,760	10,372	1,388
Call USD vs. Put ZAR	BOA	17.78	USD	04/16/2025	160,000	USD	160,000	6,663	6,455	208
Total Call								$79,542	$69,993	$9,549
Put
Call BRL vs. Put USD	BCLY	5.65	USD	01/02/2025	162,000	USD	162,000	$2,195	$5,273	$(3,078)
Call CAD vs. Put USD	BCLY	1.37	USD	02/13/2025	650,000	USD	650,000	3,315	9,217	(5,902)
Call INR vs. Put USD	GSC	84.63	USD	02/14/2025	650,000	USD	650,000	4,290	5,239	(949)
Call PLN vs. Put USD	BCLY	3.94	USD	01/17/2025	332,000	USD	332,000	3,179	8,337	(5,158)
Call ZAR vs. Put USD	BOA	18.20	USD	12/20/2024	163,000	USD	163,000	6,415	5,944	471
Call ZAR vs. Put USD	BOA	17.50	USD	04/01/2025	254,000	USD	254,000	6,680	9,170	(2,490)
Call ZAR vs. Put USD	BOA	17.78	USD	04/16/2025	160,000	USD	160,000	5,538	5,710	(172)
Total Put								$31,612	$48,890	$(17,278)
Total purchased OTC option contracts								$111,154	$118,883	$(7,729)
Written option contracts:
Call
Call USD vs. Put THB	BOA	35.65	USD	01/17/2025	(399,000)	USD	(399,000)	$(1,187)	$(8,711)	$7,524
Call USD vs. Put THB	BOA	32.24	USD	04/01/2025	(508,000)	USD	(508,000)	(24,028)	(13,632)	(10,396)
Total Call								$(25,215)	$(22,343)	$(2,872)
Puts
Call BRL vs. Put USD	MSC	5.32	USD	12/30/2024	(162,000)	USD	(162,000)	$(314)	$(2,217)	$1,903
Call THB vs. Put USD	BOA	35.65	USD	01/17/2025	(399,000)	USD	(399,000)	(25,179)	(8,168)	(17,011)
Call THB vs. Put USD	BOA	32.24	USD	04/01/2025	(508,000)	USD	(508,000)	(4,724)	(12,401)	7,677
Total puts								$(30,217)	$(22,786)	$(7,431)
Total Written Option Contracts OTC option contracts								$(55,432)	$(45,129)	$(10,303)

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	5	12/31/2024	$1,029,726	$(8,194)
U.S. Treasury 10-Year Note Future	1	12/19/2024	110,469	14
U.S. Treasury Long Bond Future	5	12/19/2024	589,844	(36,976)
U.S. Treasury Ultra Bond Future	3	12/19/2024	376,875	(24,776)
Total				$(69,932)
Short position contracts:
Euro-BOBL Future	(6)	12/06/2024	$(771,106)	$3,090
Euro-Schatz Future	(7)	12/06/2024	(811,222)	1,516
U.S. Treasury 5-Year Note Future	(2)	12/31/2024	(214,469)	4,279
U.S. Treasury 10-Year Ultra Future	(1)	12/19/2024	(113,750)	5,811
Total				$14,696
Total futures contracts				$(55,236)

The accompanying notes are an integral part of these financial statements.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Interest Rate Swap Contracts Outstanding at October 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	BZDIOVRA	12.63% Fixed	BRL	1,204,241	01/02/2026	At Maturity	$—	$—	$2,602	$2,602
Total OTC interest rate swap contracts							$—	$—	$2,602	$2,602

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S42	USD	310,000	(1.00%)	12/20/2029	Quarterly	$8,853	$—	$9,012	$159
iTraxx-Asia ex-Japan.IG.S41	USD	599,000	(1.00%)	06/20/2029	Quarterly	979	—	(3,874)	(4,853)
Total centrally cleared credit default swap contracts						$9,832	$—	$5,138	$(4,694)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	10.56% Fixed	MXN	5,360,000	06/19/2026	Lunar	$—	$—	$2,671	$2,671
1 Mo. MXN TIIE	9.70% Fixed	MXN	2,229,000	05/14/2027	Monthly	—	(2)	(100)	(98)
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	1,064	1,064
8.76% Fixed	1 Mo. MXN TIIE	MXN	5,550,000	08/02/2028	Lunar	—	—	7,255	7,255
8.88% Fixed	1 Mo. MXN TIIE	MXN	5,585,000	08/09/2028	Lunar	—	—	6,551	6,551
9.36% Fixed	1 Mo. MXN TIIE	MXN	8,965,000	09/06/2028	Lunar	—	—	3,150	3,150
1 Mo. MXN TIIE	9.02% Fixed	MXN	500,000	09/01/2033	Lunar	—	—	(805)	(805)
1 Mo. MXN TIIE	9.64% Fixed	MXN	265,000	09/21/2033	Lunar	—	—	93	93
1 Mo. MXN TIIE	9.43% Fixed	MXN	2,695,000	10/03/2033	Lunar	—	—	(891)	(891)
1 Mo. MXN TIIE	8.78% Fixed	MXN	1,555,000	11/21/2033	Monthly	—	—	(3,751)	(3,751)
1 Mo. MXN TIIE	8.51% Fixed	MXN	1,430,000	12/08/2033	Monthly	—	—	(4,590)	(4,590)
1 Mo. MXN TIIE	8.60% Fixed	MXN	2,235,000	12/22/2033	Monthly	7	—	(6,656)	(6,663)
1 Mo. MXN TIIE	10.22% Fixed	MXN	690,000	06/01/2034	Monthly	—	—	1,547	1,547
1 Mo. MXN TIIE	10.16% Fixed	MXN	500,000	06/01/2034	Monthly	—	—	1,015	1,015
1 Mo. MXN TIIE	10.15% Fixed	MXN	495,000	06/01/2034	Monthly	—	—	997	997
1 Mo. MXN TIIE	8.98% Fixed	MXN	2,040,000	08/14/2034	Lunar	—	—	(3,809)	(3,809)
1 Mo. MXN TIIE	9.10% Fixed	MXN	1,226,000	08/23/2034	Lunar	—	—	(1,839)	(1,839)
1 Mo. MXN TIIE	9.11% Fixed	MXN	1,743,000	10/02/2034	Lunar	—	—	(2,538)	(2,538)
12 Mo. USD SOFR	4.69% Fixed	USD	11,068,000	12/18/2024	Annual	—	—	(1,064)	(1,064)
3 mo. PLN WIBOR	5.18% Fixed	PLN	4,498,000	12/18/2025	Quarterly	—	—	(3,427)	(3,427)
3 mo. PLN WIBOR	5.14% Fixed	PLN	7,938,000	12/18/2025	Annual	—	—	(6,700)	(6,700)
7.54% Fixed	3 Mo. ZAR JIBAR	ZAR	15,144,000	12/18/2029	Quarterly	—	—	13,381	13,381
3 Mo. ZAR JIBAR	8.06% Fixed	ZAR	2,522,000	12/18/2031	Quarterly	—	—	(2,548)	(2,548)
3 Mo. ZAR JIBAR	8.66% Fixed	ZAR	10,472,000	12/18/2034	Quarterly	—	—	(12,379)	(12,379)
4.20% Fixed	6 Mo. CLP CLICP	CLP	324,296,000	12/18/2026	Semi-Annual	—	—	3,667	3,667
4.19% Fixed	6 Mo. CLP CLICP	CLP	213,955,000	12/18/2026	Semi-Annual	—	—	2,462	2,462
4.46% Fixed	6 Mo. CLP CLICP	CLP	331,352,000	12/18/2029	Semi-Annual	—	—	8,156	8,156
6 Mo. CLP CLICP	4.92% Fixed	CLP	57,017,000	12/18/2034	Semi-Annual	—	—	(1,494)	(1,494)
3.07% Fixed	6 Mo. CZK PRIBOR	CZK	13,154,000	12/18/2026	Annual	—	—	4,803	4,803
6 Mo. CZK PRIBOR	3.55% Fixed	CZK	1,938,000	12/18/2034	Annual	—	—	(1,357)	(1,357)
5.38% Fixed	6 Mo. HUF BUBOR	HUF	70,926,000	12/18/2029	Annual	—	—	10,375	10,375
6.38% Fixed	6 Mo. HUF BUBOR	HUF	62,295,000	12/18/2029	Annual	—	—	2,198	2,198
6.57% Fixed	6 Mo. HUF BUBOR	HUF	80,502,000	12/18/2029	Annual	—	—	1,195	1,195
6.45% Fixed	6 Mo. HUF BUBOR	HUF	37,887,000	12/18/2029	Annual	—	—	1,044	1,044
6 Mo. HUF BUBOR	6.11% Fixed	HUF	66,317,000	12/18/2031	Annual	—	—	(6,313)	(6,313)
6 Mo. HUF BUBOR	5.51% Fixed	HUF	65,710,000	12/18/2031	Semi-Annual	—	—	(11,972)	(11,972)
6 Mo. HUF BUBOR	6.85% Fixed	HUF	41,073,000	12/18/2034	Annual	—	—	18	18
6 Mo. HUF BUBOR	6.73% Fixed	HUF	19,757,000	12/18/2034	Annual	—	—	(445)	(445)
6 Mo. HUF BUBOR	6.64% Fixed	HUF	43,391,000	12/18/2034	Annual	—	—	(1,725)	(1,725)
6 Mo. HUF BUBOR	5.75% Fixed	HUF	65,580,000	12/18/2034	Semi-Annual	—	—	(13,821)	(13,821)
The accompanying notes are an integral part of these financial statements.

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
4.27% Fixed	6 mo. PLN WIBOR	PLN	4,527,000	12/18/2029	Annual	$—	$—	$35,774	$35,774
6 mo. PLN WIBOR	4.41% Fixed	PLN	1,712,000	12/18/2034	Annual	—	—	(25,296)	(25,296)
BZDIOVRA	12.16% Fixed	BRL	570,730	01/02/2026	At Maturity	—	—	(217)	(217)
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(5,469)	(5,469)
BZDIOVRA	11.73% Fixed	BRL	492,505	01/04/2027	At Maturity	—	—	(1,791)	(1,791)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(2,240)	(2,240)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(2,547)	(2,547)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(11,178)	(11,178)
BZDIOVRA	12.17% Fixed	BRL	989,530	01/02/2029	At Maturity	—	—	(3,958)	(3,958)
BZDIOVRA	11.85% Fixed	BRL	550,024	01/02/2029	At Maturity	—	—	(4,162)	(4,162)
BZDIOVRA	10.60% Fixed	BRL	281,837	01/02/2029	At Maturity	—	—	(5,370)	(5,370)
BZDIOVRA	12.07% Fixed	BRL	406,291	01/02/2031	At Maturity	—	—	(2,723)	(2,723)
Total centrally cleared interest rate swaps contracts						$7	$(2)	$(45,759)	$(45,764)

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
200,000	AUD	132,012	USD	JPM	12/18/2024	$(329)
165,000	BRL	28,844	USD	SCB	12/03/2024	(415)
100,000	BRL	17,712	USD	DEUT	12/03/2024	(483)
155,000	BRL	27,387	USD	BCLY	12/03/2024	(681)
910,000	BRL	161,791	USD	CBK	12/03/2024	(4,999)
731,000	BRL	132,366	USD	GSC	12/03/2024	(6,417)
11,643,000	BRL	2,093,669	USD	UBS	12/03/2024	(87,603)
420,000	BRL	73,993	USD	MSC	01/02/2025	(1,867)
120,000	CAD	87,097	USD	SCB	12/18/2024	(767)
240,000	CAD	173,567	USD	BCLY	12/18/2024	(906)
115,000	CAD	84,719	USD	CBK	12/18/2024	(1,986)
240,000	CAD	175,191	USD	DEUT	12/18/2024	(2,531)
136,728,000	CLP	146,506	USD	MSC	11/25/2024	(4,327)
16,200,000	CLP	17,494	USD	CBK	12/18/2024	(649)
56,800,000	CLP	60,938	USD	UBS	12/18/2024	(1,877)
162,407,000	CLP	176,102	USD	GSC	12/18/2024	(7,230)
165,832,000	CLP	179,857	USD	MSC	12/18/2024	(7,424)
567,000	CNH	79,973	USD	CBK	12/18/2024	(92)
613,000	CNH	87,325	USD	JPM	12/18/2024	(963)
15,805,912	CNH	2,237,688	USD	SCB	12/18/2024	(10,896)
896,063,000	COP	214,986	USD	CBK	11/25/2024	(13,229)
178,000,000	COP	41,728	USD	GSC	12/18/2024	(1,770)
1,097,340,000	COP	256,274	USD	CBK	12/18/2024	(9,939)
2,722,000	CZK	118,781	USD	BCLY	12/18/2024	(1,687)
1,620,000	CZK	71,910	USD	BNP	12/18/2024	(2,221)
11,986,000	CZK	527,607	USD	MSC	12/18/2024	(11,997)
6,920,000	EGP	136,772	USD	CBK	12/18/2024	1,268
3,710,000	EGP	73,436	USD	CBK	01/21/2025	(706)
170,000	EUR	184,846	USD	UBS	12/18/2024	468
382,000	EUR	416,701	USD	JPM	12/18/2024	(292)
79,000	EUR	86,643	USD	SCB	12/18/2024	(527)
77,000	EUR	85,475	USD	CBK	12/18/2024	(1,539)
73,000	EUR	81,547	USD	RBC	12/18/2024	(1,972)
115,000	EUR	128,400	USD	SSG	12/18/2024	(3,041)
232,000	EUR	256,304	USD	MSC	12/18/2024	(3,406)
2,464,000	EUR	2,725,001	USD	DEUT	12/18/2024	(39,055)
265,000	EUR	296,217	USD	BOA	01/31/2025	(6,808)
60,000	GBP	78,710	USD	CBK	12/18/2024	(1,351)
19,200,000	HUF	51,409	USD	CBK	12/18/2024	(378)
18,500,000	HUF	49,935	USD	BCLY	12/18/2024	(764)
10,600,000	HUF	29,792	USD	BOA	12/18/2024	(1,619)
51,555,000	HUF	140,350	USD	SSG	12/18/2024	(3,325)
54,300,000	HUF	148,801	USD	BNP	12/18/2024	(4,480)
304,051,000	HUF	840,202	USD	MSC	12/18/2024	(32,083)
98,977,000	HUF	271,445	USD	DEUT	01/31/2025	(9,001)
The accompanying notes are an integral part of these financial statements.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
101,454,000	HUF	283,973	USD	BOA	03/25/2025	$(15,740)
122,000,000	IDR	7,963	USD	MSC	12/18/2024	(210)
1,906,000,000	IDR	122,238	USD	DEUT	12/18/2024	(1,116)
22,907,864,000	IDR	1,481,109	USD	CBK	12/18/2024	(25,366)
66,023,000	INR	783,298	USD	JPM	12/18/2024	358
1,890,000	INR	22,438	USD	DEUT	12/18/2024	(5)
6,207,000	INR	73,871	USD	BCLY	12/18/2024	(198)
28,040,000	INR	333,432	USD	MSC	12/18/2024	(613)
126,030,000	KRW	91,665	USD	MSC	12/18/2024	189
9,800,000	KZT	20,217	USD	GSC	12/18/2024	(376)
38,000,000	KZT	77,686	USD	CBK	12/18/2024	(754)
33,900,000	KZT	72,459	USD	JPM	12/18/2024	(3,828)
7,135,000	MXN	373,991	USD	CBK	11/06/2024	(17,842)
24,522,000	MXN	1,315,346	USD	SSG	11/13/2024	(92,777)
12,275,000	MXN	672,209	USD	MSC	11/25/2024	(61,441)
12,275,000	MXN	673,248	USD	BCLY	11/25/2024	(62,481)
2,418,000	MXN	121,614	USD	DEUT	12/06/2024	(1,533)
495,000	MXN	26,990	USD	UBS	12/06/2024	(2,408)
650,000	MXN	32,463	USD	SSG	12/18/2024	(253)
3,692,000	MXN	184,102	USD	RBC	12/18/2024	(1,150)
1,710,000	MXN	87,904	USD	BNP	12/18/2024	(3,168)
4,440,000	MXN	225,119	USD	CBK	12/18/2024	(5,099)
4,213,000	MXN	214,448	USD	MSC	12/18/2024	(5,678)
9,840,000	MXN	494,391	USD	BCLY	12/18/2024	(6,784)
9,150,000	MXN	504,911	USD	GSC	12/20/2024	(51,660)
9,150,000	MXN	505,051	USD	MSC	12/20/2024	(51,800)
18,300,000	MXN	1,007,598	USD	CBK	12/20/2024	(101,097)
1,980,000	MXN	100,549	USD	BCLY	12/24/2024	(2,540)
8,610,000	MXN	482,393	USD	CBK	01/10/2025	(57,328)
4,016,000	MXN	220,914	USD	RBC	01/21/2025	(22,989)
6,024,000	MXN	328,346	USD	CBK	01/21/2025	(31,458)
10,040,000	MXN	550,243	USD	BOA	01/29/2025	(56,044)
1,805,000	MXN	88,886	USD	MSC	02/18/2025	(302)
869,000	MXN	44,496	USD	DEUT	02/18/2025	(1,848)
12,078,000	MXN	671,205	USD	CBK	04/23/2025	(84,333)
12,078,000	MXN	677,113	USD	GSC	05/13/2025	(92,110)
12,444,000	MXN	706,467	USD	RBC	05/13/2025	(103,738)
340,000	MYR	79,773	USD	BNP	12/18/2024	(2,000)
2,008,000	MYR	465,160	USD	DEUT	12/18/2024	(5,842)
118,904,000	NGN	70,510	USD	CBK	01/13/2025	(3,313)
45,049,000	NGN	27,302	USD	GSC	01/22/2025	(1,978)
55,000	NZD	32,963	USD	SSG	12/18/2024	(73)
130,000	NZD	80,901	USD	BCLY	12/18/2024	(3,163)
675,000	PEN	179,563	USD	SCB	12/18/2024	(774)
1,994,000	PEN	529,681	USD	CBK	12/18/2024	(1,527)
606,000	PEN	162,601	USD	DEUT	12/18/2024	(2,089)
4,610,000	PHP	82,513	USD	BOA	12/18/2024	(3,432)
315,000	PLN	79,047	USD	CBK	12/18/2024	(487)
171,000	PLN	43,389	USD	GSC	12/18/2024	(742)
380,000	PLN	97,475	USD	DEUT	12/18/2024	(2,704)
300,000	PLN	78,137	USD	BOA	12/18/2024	(3,318)
596,000	PLN	152,702	USD	BNP	12/18/2024	(4,062)
8,167,000	PLN	2,088,938	USD	MSC	12/18/2024	(52,121)
645,000	RON	140,624	USD	GSC	12/18/2024	219
147,000	RON	31,949	USD	JPM	12/18/2024	151
868,000	RON	189,512	USD	BNP	12/18/2024	26
598,000	RON	130,779	USD	BCLY	12/18/2024	(199)
165,000	SGD	126,987	USD	BNP	12/18/2024	(1,754)
980,000	THB	29,054	USD	MSC	12/18/2024	86
1,360,000	THB	40,567	USD	UBS	12/18/2024	(128)
20,199,000	THB	605,674	USD	CBK	12/18/2024	(5,058)
66,624,000	THB	2,002,658	USD	BCLY	12/18/2024	(21,598)
624,000	THB	17,479	USD	BOA	01/21/2025	1,118
364,000	THB	11,262	USD	BOA	04/03/2025	(365)
16,372,500	TRY	433,870	USD	BCLY	12/18/2024	20,519
The accompanying notes are an integral part of these financial statements.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
575,000	TRY	15,492	USD	MSC	12/18/2024	$466
2,536,000	ZAR	143,683	USD	BOA	12/06/2024	(285)
15,077,000	ZAR	836,870	USD	MSC	12/18/2024	14,683
4,678,000	ZAR	263,113	USD	CBK	12/18/2024	1,101
680,000	ZAR	37,553	USD	GSC	12/18/2024	854
160,000	ZAR	9,201	USD	SGG	12/18/2024	(164)
800,000	ZAR	45,558	USD	BOA	12/18/2024	(374)
180,667	USD	270,000	AUD	MSC	12/18/2024	2,895
231,963	USD	1,269,000	BRL	UBS	12/03/2024	13,317
123,955	USD	680,000	BRL	GSC	12/03/2024	6,792
81,707	USD	451,000	BRL	MSC	12/03/2024	4,001
101,054	USD	585,000	BRL	BOA	12/03/2024	259
696	USD	4,000	BRL	BCLY	01/06/2025	10
129,229	USD	175,000	CAD	RBC	12/18/2024	3,331
92,688	USD	125,000	CAD	JPM	12/18/2024	2,760
55,328	USD	75,000	CAD	CBK	12/18/2024	1,372
48,279	USD	66,000	CAD	BCLY	02/14/2025	699
708,524	USD	662,369,000	CLP	DEUT	12/18/2024	19,790
16,427	USD	14,800,000	CLP	GSC	12/18/2024	1,038
122,424	USD	853,000	CNH	BNP	12/18/2024	2,251
165,700	USD	1,163,000	CNH	BCLY	12/18/2024	1,853
162,149	USD	1,142,000	CNH	JPM	12/18/2024	1,260
183,264	USD	1,294,000	CNH	CBK	12/18/2024	960
118,738	USD	844,000	CNH	MSC	12/18/2024	(168)
216,138	USD	896,063,000	COP	MSC	11/25/2024	14,381
158,689	USD	672,844,000	COP	CBK	12/18/2024	7,646
35,373	USD	151,000,000	COP	NWM	12/18/2024	1,476
84,053	USD	368,000,000	COP	MSC	12/18/2024	1,443
55,190	USD	1,240,000	CZK	SSG	12/18/2024	1,848
223,503	USD	5,160,000	CZK	MSC	12/18/2024	1,531
55,235	USD	1,260,000	CZK	SGG	12/18/2024	1,033
58,891	USD	1,360,000	CZK	CBK	12/18/2024	387
61,084	USD	3,100,000	EGP	CBK	12/18/2024	(755)
4,896,911	USD	4,427,581	EUR	DEUT	12/18/2024	70,512
148,810	USD	133,000	EUR	SGG	12/18/2024	3,830
201,420	USD	182,000	EUR	BOA	12/18/2024	3,026
116,152	USD	104,000	EUR	TDB	12/18/2024	2,784
132,916	USD	120,000	EUR	JPM	12/18/2024	2,107
103,335	USD	94,000	EUR	MSC	12/18/2024	869
26,708	USD	24,000	EUR	CBK	12/18/2024	545
52,264	USD	48,000	EUR	UBS	12/18/2024	(60)
28,218	USD	26,000	EUR	SCB	12/18/2024	(124)
23,809	USD	22,000	EUR	BNP	12/18/2024	(173)
276,258	USD	253,000	EUR	DEUT	01/31/2025	(46)
284,378	USD	254,000	EUR	BOA	03/25/2025	6,256
112,236	USD	85,000	GBP	JPM	12/18/2024	2,644
118,744	USD	91,000	GBP	MSC	12/18/2024	1,416
201,987	USD	72,200,000	HUF	MSC	12/18/2024	10,091
122,256	USD	43,900,000	HUF	BNP	12/18/2024	5,576
70,413	USD	24,985,000	HUF	NWM	12/18/2024	4,007
171,755	USD	63,500,000	HUF	DEUT	12/18/2024	2,982
296,558	USD	105,719,000	HUF	BOA	01/31/2025	16,237
87,903	USD	1,344,000,000	IDR	BOA	12/18/2024	2,495
241,056	USD	3,771,000,000	IDR	DEUT	12/18/2024	1,417
78,040	USD	1,225,000,000	IDR	MSC	12/18/2024	194
249,281	USD	20,980,000	INR	JPM	12/18/2024	261
98,178	USD	8,285,000	INR	UBS	12/18/2024	(160)
90,538	USD	7,664,000	INR	GSC	02/18/2025	(121)
93,828	USD	126,030,000	KRW	UBS	12/18/2024	1,974
69,969	USD	33,900,000	KZT	BOA	12/18/2024	1,338
97,751	USD	47,800,000	KZT	GSC	12/18/2024	979
392,108	USD	7,135,000	MXN	BCLY	11/06/2024	35,960
726,233	USD	12,444,000	MXN	RBC	11/13/2024	105,824
695,677	USD	12,078,000	MXN	GSC	11/13/2024	93,516
902,909	USD	16,240,000	MXN	CBK	11/25/2024	94,856
The accompanying notes are an integral part of these financial statements.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
455,562	USD	8,310,000	MXN	MSC	11/25/2024	$42,081
145,858	USD	2,913,000	MXN	BCLY	12/06/2024	1,193
392,919	USD	7,700,000	MXN	BNP	12/18/2024	11,356
220,148	USD	4,340,000	MXN	SSG	12/18/2024	5,085
73,541	USD	1,460,000	MXN	SCB	12/18/2024	1,193
108,143	USD	2,160,000	MXN	CBK	12/18/2024	1,107
71,197	USD	1,420,000	MXN	MSC	12/18/2024	831
14,638	USD	290,000	MXN	DEUT	12/18/2024	267
50,149	USD	1,010,000	MXN	BCLY	12/18/2024	100
722,128	USD	12,444,000	MXN	RBC	12/20/2024	105,707
691,891	USD	12,078,000	MXN	GSC	12/20/2024	93,600
683,764	USD	12,078,000	MXN	CBK	12/20/2024	85,473
98,855	USD	1,980,000	MXN	BCLY	12/24/2024	845
459,867	USD	8,610,000	MXN	SSG	01/10/2025	34,802
528,775	USD	10,040,000	MXN	GSC	01/21/2025	33,961
528,806	USD	10,040,000	MXN	GSC	01/29/2025	34,608
132,373	USD	2,674,000	MXN	BCLY	02/18/2025	1,142
350,351	USD	6,708,000	MXN	CBK	04/23/2025	24,408
279,474	USD	5,370,000	MXN	RBC	04/23/2025	18,544
1,278,186	USD	24,522,000	MXN	SSG	05/13/2025	90,454
154,563	USD	650,000	MYR	DEUT	12/18/2024	5,879
94,039	USD	390,000	MYR	BNP	12/18/2024	4,829
159,772	USD	260,000	NZD	TDB	12/18/2024	4,295
22,867	USD	85,000	PEN	GSC	12/18/2024	353
353,479	USD	1,334,000	PEN	CBK	12/18/2024	140
80,991	USD	4,610,000	PHP	BOA	12/18/2024	1,910
77,311	USD	4,450,000	PHP	JPM	12/18/2024	974
44,959	USD	2,600,000	PHP	CBK	12/18/2024	358
264,285	USD	1,023,000	PLN	JPM	12/18/2024	9,153
114,343	USD	448,000	PLN	SSG	12/18/2024	2,614
64,368	USD	250,000	PLN	RBC	12/18/2024	2,019
63,698	USD	250,000	PLN	CBK	12/18/2024	1,349
88,207	USD	355,000	PLN	BOA	12/18/2024	(329)
68,216	USD	275,000	PLN	SGG	12/18/2024	(368)
38,008	USD	150,000	PLN	BCLY	01/21/2025	646
90,028	USD	405,000	RON	MSC	12/18/2024	1,592
38,889	USD	175,000	RON	BCLY	12/18/2024	676
59,445	USD	270,000	RON	CBK	12/18/2024	487
172,257	USD	225,000	SGD	CBK	12/18/2024	1,485
591,943	USD	19,641,000	THB	CBK	12/18/2024	7,920
254,082	USD	8,390,000	THB	BCLY	12/18/2024	4,605
114,015	USD	3,700,000	THB	GSC	12/18/2024	3,995
73,051	USD	2,440,000	THB	DEUT	12/18/2024	498
54,445	USD	1,820,000	THB	UBS	12/18/2024	328
46,841	USD	1,580,000	THB	MSC	12/18/2024	(140)
36,604	USD	1,315,000	TRY	CBK	12/18/2024	109
30,264	USD	1,125,000	TRY	BNP	12/18/2024	(958)
129,943	USD	4,765,000	TRY	BOA	12/18/2024	(2,301)
48,181	USD	1,973,000	UYU	GSC	12/18/2024	1,036
8,220	USD	342,000	UYU	CBK	12/18/2024	48
8,027	USD	341,000	UYU	GSC	03/19/2025	(26)
11,142	USD	211,000	ZAR	BOA	12/06/2024	(789)
260,764	USD	4,601,000	ZAR	MSC	12/18/2024	899
58,249	USD	1,020,000	ZAR	BNP	12/18/2024	639
40,948	USD	720,000	ZAR	SCB	12/18/2024	282
66,491	USD	1,180,000	ZAR	CBK	12/18/2024	(155)
120,446	USD	2,140,000	ZAR	DEUT	12/18/2024	(422)
11,538	USD	211,000	ZAR	BOA	12/24/2024	(373)
17,003	USD	299,000	ZAR	BOA	04/03/2025	272
16,235	USD	290,000	ZAR	BOA	04/22/2025	35
Total foreign currency contracts						$(133,000)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

16

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$10,140,306	$—	$10,140,306	$—
Foreign Government Obligations	18,599,637	—	18,599,637	—
Short-Term Investments	192,409	—	192,409	—
Purchased Options	111,154	—	111,154	—
Foreign Currency Contracts(2)	1,251,717	—	1,251,717	—
Futures Contracts(2)	14,710	14,710	—	—
Swaps - Credit Default(2)	159	—	159	—
Swaps - Interest Rate(2)	110,018	—	110,018	—
Total	$30,420,110	$14,710	$30,405,400	$—
Liabilities
Foreign Currency Contracts(2)	$(1,384,717)	$—	$(1,384,717)	$—
Futures Contracts(2)	(69,946)	(69,946)	—	—
Swaps - Credit Default(2)	(4,853)	—	(4,853)	—
Swaps - Interest Rate(2)	(153,180)	—	(153,180)	—
Written Options	(55,432)	—	(55,432)	—
Total	$(1,668,128)	$(69,946)	$(1,598,182)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

17

The Hartford Floating Rate Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
	Other Asset-Backed Securities - 1.9%
$ 3,275,000	Ares XXXIIR CLO Ltd. 7.38%, 05/15/2030, 3 mo. USD Term SOFR + 2.26%(1)(2)	$3,292,823
350,000	BlueMountain CLO XXVIII Ltd. 6.42%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	350,096
2,465,397	Carlyle Global Market Strategies CLO Ltd. 6.43%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,469,921
1,165,000	Carlyle U.S. CLO Ltd. 6.53%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,166,576
409,050	Dryden 36 Senior Loan Fund 5.94%, 04/15/2029, 3 mo. USD Term SOFR + 1.28%(1)(2)	409,410
1,750,000	Elmwood CLO II Ltd. 0.00%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,750,000
1,000,000	Elmwood CLO X Ltd. 10.47%, 04/20/2034, 3 mo. USD Term SOFR + 5.85%(1)(2)	1,005,084
2,000,000	Golub Capital Partners Static Ltd. 11.12%, 04/20/2033, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,007,118
1,500,000	Madison Park Funding LXIX Ltd. 11.58%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,523,657
1,500,000	Neuberger Berman Loan Advisers CLO 32 Ltd. 10.98%, 01/20/2032, 3 mo. USD Term SOFR + 6.36%(1)(2)	1,494,918
	OCP CLO Ltd.
735,000	10.50%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	738,860
2,500,000	10.87%, 07/20/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	2,493,523
2,650,000	Octagon 57 Ltd. 6.57%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,652,242
1,650,000	Sound Point CLO XVII Ltd. 6.48%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,650,818
	Total Asset & Commercial Mortgage-Backed Securities (cost $22,501,943)	$23,005,046
CORPORATE BONDS - 4.7%
	Aerospace/Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$649,393
	Airlines - 0.2%
2,595,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	2,696,644
	Apparel - 0.2%
1,800,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	1,778,191
	Chemicals - 0.1%
1,735,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,765,458
	Commercial Banks - 0.1%
	Freedom Mortgage Corp.
575,000	12.00%, 10/01/2028(1)	621,260
575,000	12.25%, 10/01/2030(1)	633,310
		1,254,570
	Commercial Services - 0.4%
1,190,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,211,031
EUR 550,000	Verisure Holding AB 3.25%, 02/15/2027(3)	588,169
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.7% - (continued)
	Commercial Services - 0.4% - (continued)
$ 1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	$1,296,791
5,905,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,476,250
		4,572,241
	Construction Materials - 0.2%
2,000,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,969,516
	Diversified Financial Services - 0.4%
635,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	670,711
	Freedom Mortgage Holdings LLC
855,000	9.13%, 05/15/2031(1)	866,088
575,000	9.25%, 02/01/2029(1)	588,869
2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	2,019,394
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	696,461
		4,841,523
	Entertainment - 0.1%
1,085,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	1,085,000
	Food - 0.1%
1,205,000	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(4)	1,243,134
	Food Service - 0.1%
EUR 1,250,000	Elior Group SA 3.75%, 07/15/2026(3)	1,349,381
	Forest Products & Paper - 0.1%
$ 995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,053,534
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 6.97%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	883,437
	Healthcare - Services - 0.1%
$ 1,825,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	1,713,796
	Insurance - 0.2%
EUR 1,730,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	1,903,335
	Internet - 0.4%
$ 1,145,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	1,129,236
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,980,381
EUR 1,770,000	United Group BV 7.79%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,920,504
		5,030,121
	Leisure Time - 0.2%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,079,441
	Lodging - 0.1%
1,375,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,370,748
	Media - 0.1%
1,245,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	1,214,547
	Office/Business Equipment - 0.0%
548,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	537,531
The accompanying notes are an integral part of these financial statements.

18

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.7% - (continued)
	Oil & Gas - 0.4%
	Matador Resources Co.
$ 1,705,000	6.25%, 04/15/2033(1)	$1,668,562
600,000	6.88%, 04/15/2028(1)	610,846
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,619,314
1,325,000	9.75%, 10/15/2030	1,398,019
		5,296,741
	Oil & Gas Services - 0.1%
1,035,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,074,384
	Pharmaceuticals - 0.2%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,222,816
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	710,002
		1,932,818
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 2,385,000	4.80%, 08/06/2030(3)(5)	224,238
370,000	5.63%, 01/14/2030(3)(5)	35,612
		259,850
	Retail - 0.4%
EUR 575,000	Bertrand Franchise Finance SAS 6.96%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	628,327
$ 1,375,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,214,860
GBP 2,675,000	Punch Finance PLC 6.13%, 06/30/2026(3)	3,418,755
		5,261,942
	Software - 0.2%
$ 445,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	402,746
EUR 1,505,000	TeamSystem SpA 6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,645,044
		2,047,790
	Telecommunications - 0.1%
$ 1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,155,090
	Total Corporate Bonds (cost $59,644,163)	$56,020,156
SENIOR FLOATING RATE INTERESTS - 85.2%(6)
	Advertising - 0.2%
1,825,000	Clear Channel International BV 7.50%, 04/01/2027	$1,788,500
600,000	Clear Channel Outdoor Holdings, Inc. 8.80%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	596,574
		2,385,074
	Aerospace/Defense - 1.0%
199,500	Bleriot U.S. Bidco, Inc. 7.85%, 10/31/2030, 3 mo. USD Term SOFR + 3.25%	199,891
2,638,387	Cobham Ultra SeniorCo SARL 9.24%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	2,563,642
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Aerospace/Defense - 1.0% - (continued)
	Dynasty Acquisition Co., Inc.
$ 3,335,000	6.84%, 10/25/2031, 3 mo. USD Term SOFR + 2.25%	$3,335,000
23,019	8.19%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	23,008
6,131,311	TransDigm, Inc. 7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	6,136,339
		12,257,880
	Airlines - 1.7%
3,233,750	Air Canada 7.25%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	3,234,106
1,193,500	American Airlines, Inc. 9.63%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	1,226,882
2,525,000	AS Mileage Plan IP Ltd. 6.66%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	2,517,627
6,270,000	JetBlue Airways Corp. 10.52%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	6,226,110
2,307,049	SkyMiles IP Ltd. 8.37%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	2,348,829
4,774,080	WestJet Loyalty LP 8.35%, 02/14/2031, 3 mo. USD Term SOFR + 3.75%	4,770,738
		20,324,292
	Apparel - 1.0%
10,078,713	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	10,096,351
1,456,602	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	1,465,706
		11,562,057
	Auto Parts & Equipment - 1.7%
EUR 4,232,826	Clarios Global LP 6.10%, 07/16/2031, 1 mo. EURIBOR + 3.00%	4,591,456
	First Brands Group LLC
$ 9,531,295	9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	9,251,361
6,430,000	13.35%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	5,947,750
		19,790,567
	Beverages - 0.5%
	Pegasus Bidco BV
EUR 2,655,000	7.04%, 07/12/2029, 3 mo. EURIBOR + 3.50%	2,891,239
3,289,790	7.29%, 07/12/2029, 3 mo. EURIBOR + 3.75%	3,582,512
		6,473,751
	Chemicals - 1.5%
$ 2,025,000	A-AP Buyer, Inc. 7.85%, 09/09/2031, 3 mo. USD Term SOFR + 3.25%	2,030,062
2,026,445	Chemours Co. 8.19%, 08/18/2028, 1 mo. USD Term SOFR + 3.50%	2,028,978
EUR 2,850,000	INEOS Finance PLC 7.15%, 02/07/2031, 1 mo. EURIBOR + 4.00%	3,099,219
$ 2,523,675	INEOS U.S. Finance LLC 8.44%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	2,528,924
1,741,190	Nouryon Finance BV 8.63%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	1,749,164
The accompanying notes are an integral part of these financial statements.

19

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Chemicals - 1.5% - (continued)
$ 2,991,084	Olympus Water U.S. Holding Corp. 8.10%, 06/20/2031, 3 mo. USD Term SOFR + 3.50%	$2,994,076
2,887,583	SCIH Salt Holdings, Inc. 8.09%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	2,893,012
		17,323,435
	Commercial Banks - 0.1%
EUR 1,450,000	Chrysaor Bidco SARL 0.00%, 05/14/2031, 3 mo. EURIBOR + 3.75% (7)	1,579,020
	Commercial Services - 8.4%
$ 9,100,240	Allied Universal Holdco LLC 8.54%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	9,078,217
4,750,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	4,765,818
EUR 5,305,000	Belron U.K. Finance PLC 0.00%, 10/16/2031, 3 mo. EURIBOR + 3.00%(7)	5,771,725
$ 2,476,478	Cimpress PLC 7.69%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	2,473,382
1,377,504	Creative Artists Agency LLC 7.44%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,377,035
2,943,083	Ensemble RCM LLC 7.59%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	2,945,673
6,380,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	6,380,000
	Fugue Finance BV
EUR 375,000	7.76%, 01/31/2028, 3 mo. EURIBOR + 4.25%	409,640
$ 2,688,262	8.81%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	2,700,037
4,160,607	9.06%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	4,176,875
EUR 6,985,000	Inspired Finco Holdings Ltd. 7.15%, 02/28/2031, 1 mo. EURIBOR + 4.00%	7,615,560
3,630,000	Lernen Bidco Ltd. 8.03%, 04/25/2029, 6 mo. EURIBOR + 4.25%	3,952,244
$ 145,000	Lernen U.S. Finco LLC 8.59%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	145,544
5,523,137	OMNIA Partners LLC 7.87%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	5,531,201
EUR 4,800,000	Ren10 Holding AB 7.96%, 07/31/2030, 3 mo. EURIBOR + 4.50%	5,232,059
	Ryan LLC
$ 433,333	3.50%, 11/14/2030, 3 mo. USD Term SOFR + 3.50%(8)	432,116
5,091,083	8.19%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	5,076,777
	TMF Group Holding BV
EUR 1,420,000	6.99%, 05/03/2028, 3 mo. EURIBOR + 3.75%	1,547,694
$ 2,818,736	8.09%, 05/03/2028, 3 mo. USD Term SOFR + 3.50%	2,823,443
	Trans Union LLC
3,621,734	6.44%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,615,359
1,870,475	6.69%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,869,502
5,435,000	TTF Holdings LLC 8.44%, 07/18/2031, 1 mo. USD Term SOFR + 3.75%	5,458,805
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Commercial Services - 8.4% - (continued)
EUR 5,010,000	Verisure Holding AB 6.35%, 03/27/2028, 3 mo. EURIBOR + 3.00%	$5,441,725
$ 3,027,412	Wand NewCo 3, Inc. 7.91%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	3,026,535
5,734,405	WEX, Inc. 6.69%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	5,738,018
6,925,307	WW International, Inc. 8.30%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	1,644,760
		99,229,744
	Construction Materials - 3.3%
	Chamberlain Group, Inc.
3,444,104	8.04%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	3,436,803
2,134,275	8.19%, 11/03/2028, 1 mo. USD Term SOFR + 3.50%	2,132,504
	Cornerstone Building Brands, Inc.
3,387,985	8.15%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	3,327,848
2,670,000	9.30%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	2,649,975
1,355,485	CP Atlas Buyer, Inc. 8.54%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	1,318,060
	Emerald Borrower LP
2,049,941	7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	2,046,210
3,335,000	7.56%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	3,330,231
	Groundworks LLC
430,398	1.71%, 03/14/2031, 3 mo. USD Term SOFR + 3.25%(8)	429,188
2,333,582	8.05%, 03/14/2031, 1 mo. USD Term SOFR + 3.25%	2,327,024
	Hobbs & Associates LLC
391,818	1.63%, 07/23/2031, 3 mo. USD Term SOFR + 1.63%(8)	391,493
3,918,182	7.94%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	3,914,930
259,761	Oscar AcquisitionCo LLC 8.50%, 04/29/2029, 6 mo. USD Term SOFR + 4.25%	257,389
3,540,406	Standard Industries, Inc. 6.76%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	3,546,354
6,277,802	Tamko Building Products LLC 7.49%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	6,277,802
3,300,000	Wilsonart LLC 8.85%, 08/05/2031, U.S. (Fed) Prime Rate + 4.25%	3,260,829
		38,646,640
	Distribution/Wholesale - 1.1%
4,174,378	American Builders & Contractors Supply Co., Inc. 6.44%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,175,546
1,717,025	Core & Main LP 6.97%, 02/09/2031, 1 mo. USD Term SOFR + 2.25%	1,716,304
	Windsor Holdings III LLC
EUR 3,500,000	6.67%, 08/01/2030, 1 mo. EURIBOR + 3.50%	3,811,198
$ 3,366,106	8.26%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	3,377,046
		13,080,094
The accompanying notes are an integral part of these financial statements.

20

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Diversified Financial Services - 1.7%
$ 3,107,962	Aretec Group, Inc. 8.69%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	$3,089,998
10,957,492	Blackhawk Network Holdings, Inc. 9.69%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	11,001,322
	Focus Financial Partners LLC
288,533	0.00%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%(7)(8)	288,663
2,686,467	7.94%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%	2,687,676
2,974,218	Hightower Holding LLC 8.75%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	2,976,449
		20,044,108
	Electric - 0.3%
	Kohler Energy Co. LLC
EUR 2,000,000	7.81%, 05/01/2031, 3 mo. EURIBOR + 4.75%	2,186,377
$ 1,995,000	9.35%, 05/01/2031, 3 mo. USD Term SOFR + 4.75%	2,003,738
		4,190,115
	Electronics - 1.6%
8,645,183	II-VI, Inc. 7.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	8,634,376
682,264	Ingram Micro, Inc. 7.56%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	682,332
6,075,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(7)	6,059,812
EUR 995,000	Roper Industrial Products Investment Co. 7.10%, 11/23/2029, 3 mo. EURIBOR + 3.75%	1,084,346
$ 2,172,090	Roper Industrial Products Investment Co. LLC 7.85%, 11/22/2029, 3 mo. USD Term SOFR + 3.25%	2,171,743
		18,632,609
	Engineering & Construction - 0.4%
795,000	Chromalloy Corp. 8.35%, 03/27/2031, 3 mo. USD Term SOFR + 3.75%	778,703
1,750,000	Construction Partners, Inc. 7.17%, 10/29/2031, 1 mo. USD Term SOFR + 2.50%	1,750,000
1,721,764	Service Logic Acquisition, Inc. 8.09%, 10/29/2027, 3 mo. USD Term SOFR + 3.50%	1,727,153
		4,255,856
	Entertainment - 6.9%
	Banijay Entertainment SAS
EUR 1,445,000	7.03%, 03/01/2028, 1 mo. EURIBOR + 3.75%	1,579,359
$ 1,979,899	8.20%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	1,981,879
	Caesars Entertainment, Inc.
12,672,450	7.44%, 02/06/2030, 1 mo. USD Term SOFR + 2.75%	12,667,128
3,747,247	7.44%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	3,745,486
4,361,661	Cinemark USA, Inc. 7.91%, 05/24/2030, 3 mo. USD Term SOFR + 3.25%	4,371,649
	Crown Finance U.S., Inc.
3,085,000	0.00%, 10/31/2031, 1 mo. USD Term SOFR + 5.25%(7)	3,054,150
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Entertainment - 6.9% - (continued)
$ 2,458,818	6.30%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%(4)	$2,473,300
EUR 1,225,000	Dorna Sports SL 6.92%, 03/30/2029, 6 mo. EURIBOR + 3.25%	1,331,454
$ 11,192,485	Great Canadian Gaming Corp. 9.01%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	11,170,100
3,725,846	Maverick Gaming LLC 12.11%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	2,504,311
EUR 2,080,000	Motion Finco SARL 7.10%, 11/12/2029, 3 mo. EURIBOR + 3.75%	2,183,332
$ 9,756,275	Ontario Gaming GTA LP 8.89%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	9,751,007
2,760,000	OVG Business Services LLC 7.69%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	2,749,650
12,353,106	UFC Holdings LLC 7.64%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	12,359,530
9,772,877	William Morris Endeavor Entertainment LLC 7.54%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	9,769,847
		81,692,182
	Environmental Control - 0.5%
5,346,239	Filtration Group Corp. 8.30%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	5,352,922
1,142,137	Northstar Group Services, Inc. 10.01%, 05/08/2030, 6 mo. USD Term SOFR + 4.75%	1,144,136
		6,497,058
	Food - 1.1%
2,800,000	Aspire Bakeries Holdings LLC 8.97%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	2,790,676
	CHG PPC Parent LLC
629,101	7.55%, 12/08/2028, 1 mo. USD Term SOFR + 2.75%	625,955
EUR 820,000	7.65%, 12/08/2028, 1 mo. EURIBOR + 4.50%	894,185
7,720,000	Froneri International Ltd. 5.72%, 01/29/2027, 6 mo. EURIBOR + 2.13%	8,382,734
		12,693,550
	Food Service - 0.8%
$ 6,404,937	Aramark Services, Inc. 6.69%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	6,404,938
2,670,000	Golden State Foods LLC 0.00%, 10/07/2031, 1 mo. USD Term SOFR + 4.25%(7)	2,670,000
		9,074,938
	Healthcare - Products - 1.0%
EUR 3,150,000	Auris Luxembourg III SARL 8.27%, 02/28/2029, 6 mo. EURIBOR + 4.50%	3,412,604
605,705	Avantor Funding, Inc. 5.65%, 06/12/2028, 1 mo. EURIBOR + 2.50%	660,074
$ 5,420,611	Bausch & Lomb Corp. 8.69%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	5,427,387
917,629	Insulet Corp. 7.19%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	919,923
1,172,143	Medline Borrower LP 7.44%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	1,172,928
		11,592,916
The accompanying notes are an integral part of these financial statements.

21

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Healthcare - Services - 1.8%
	ADMI Corp.
$ 1,492,741	8.17%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	$1,459,154
1,406,870	8.55%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,378,381
2,992,248	Catalent Pharma Solutions, Inc. 6.86%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	2,989,435
1,120,000	Concentra Health Services, Inc. 6.94%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	1,121,400
	EyeCare Partners LLC
1,715,175	5.72%, 11/30/2028, 3 mo. USD Term SOFR + 4.61%	1,253,793
356,268	11.37%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	60,566
2,557,150	Heartland Dental LLC 9.19%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	2,550,322
EUR 1,691,260	IQVIA, Inc. 5.35%, 06/11/2025, 3 mo. EURIBOR + 2.00%	1,841,967
$ 2,996,473	Medical Solutions Holdings, Inc. 8.19%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	2,228,957
1,907,989	Parexel International Corp. 7.69%, 11/15/2028, 1 mo. USD Term SOFR + 3.00%	1,906,253
867,799	Pediatric Associates Holding Co. LLC 8.10%, 12/29/2028, 3 mo. USD Term SOFR + 3.25%	823,463
3,184,000	Star Parent, Inc. 8.35%, 09/27/2030, 3 mo. USD Term SOFR + 3.75%	3,112,774
EUR 1,045,000	Synlab Bondco PLC 6.89%, 04/16/2031, 3 mo. EURIBOR + 3.75%	1,136,153
		21,862,618
	Home Builders - 0.8%
$ 8,979,131	Tecta America Corp. 8.80%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	9,001,579
	Home Furnishings - 2.2%
5,449,884	AI Aqua Merger Sub, Inc. 8.36%, 07/31/2028, 1 mo. USD Term SOFR + 3.50%	5,458,387
10,608,083	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	10,601,506
7,920,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	7,913,426
2,863,459	Weber-Stephen Products LLC 8.05%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	2,704,537
		26,677,856
	Housewares - 0.5%
6,303,072	Solis IV BV 8.57%, 02/26/2029, 3 mo. USD Term SOFR + 3.50%	6,272,817
	Insurance - 6.5%
15,212,037	Acrisure LLC 8.01%, 11/06/2030, 1 mo. USD Term SOFR + 3.25%	15,174,008
6,090,000	Alliant Holdings Intermediate LLC 7.76%, 09/19/2031, 1 mo. USD Term SOFR + 3.00%	6,059,550
1,666,425	AssuredPartners, Inc. 8.19%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	1,668,691
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Insurance - 6.5% - (continued)
	Asurion LLC
$ 3,286,815	8.79%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	$3,255,130
2,235,249	9.04%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,221,279
6,382,700	10.05%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	6,131,924
8,265,000	10.05%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	7,866,544
	Howden Group Holdings Ltd.
EUR 725,000	7.19%, 02/15/2031, 1 mo. EURIBOR + 4.00%	791,205
$ 4,159,100	8.19%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	4,167,543
12,251,518	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	12,273,570
4,731,293	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	4,731,956
	Truist Insurance Holdings LLC
3,350,000	7.85%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	3,352,111
1,320,000	9.35%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	1,336,170
8,406,088	USI, Inc. 7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	8,401,885
		77,431,566
	Internet - 2.8%
10,295,840	Endure Digital, Inc. 8.47%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	9,333,179
	Getty Images, Inc.
EUR 2,425,000	8.19%, 02/19/2026, 1 mo. EURIBOR + 5.00%	2,579,762
$ 897,052	8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	890,890
	MH Sub I LLC
10,719,090	8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	10,648,022
3,695,000	10.94%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,611,862
1,691,339	Shutterfly, Inc. 5.60%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(4)	1,453,841
	Speedster Bidco GmbH
EUR 2,000,000	0.00%, 10/17/2031, 3 mo. EURIBOR + 3.75%(7)	2,173,455
$ 2,055,000	0.00%, 10/17/2031, 1 mo. USD Term SOFR + 3.50%(7)	2,049,862
		32,740,873
	Investment Company Security - 0.7%
800,000	AAL Delaware Holdco, Inc. 8.19%, 07/30/2031, 1 mo. USD Term SOFR + 3.50%	803,336
2,155,000	Dragon Buyer, Inc. 7.90%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	2,140,863
2,493,719	Intrado Corp. 8.10%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,486,313
2,740,000	Nexus Buyer LLC 8.69%, 07/31/2031, 1 mo. USD Term SOFR + 4.00%	2,728,026
		8,158,538
	IT Services - 3.6%
4,240,000	Amentum Holdings, Inc. 6.94%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	4,236,820
The accompanying notes are an integral part of these financial statements.

22

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	IT Services - 3.6% - (continued)
$ 7,420,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	$7,404,566
	McAfee LLC
EUR 1,995,000	6.56%, 03/01/2029, 1 mo. EURIBOR + 3.50%	2,158,972
$ 11,532,345	8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	11,498,671
6,022,333	NCR Atleos LLC 8.40%, 03/27/2029, 3 mo. USD Term SOFR + 3.75%	6,022,333
12,429,520	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	12,010,024
		43,331,386
	Leisure Time - 1.7%
1,500,000	LC Ahab U.S. Bidco LLC 8.19%, 05/01/2031, 1 mo. USD Term SOFR + 3.50%	1,503,750
4,824,732	MajorDrive Holdings IV LLC 8.87%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	4,835,057
6,368,000	Recess Holdings, Inc. 9.09%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	6,398,821
7,801,917	SRAM LLC 7.55%, 05/18/2028, 1 mo. USD Term SOFR + 2.75%	7,801,917
		20,539,545
	Machinery-Diversified - 1.1%
EUR 1,000,000	Innio Group Holding GmbH 6.96%, 11/02/2028, 3 mo. EURIBOR + 3.75%	1,088,979
$ 1,965,075	Titan Acquisition Ltd. 10.33%, 02/15/2029, 6 mo. USD Term SOFR + 5.00%	1,965,822
EUR 8,830,000	TK Elevator Midco GmbH 7.59%, 04/30/2030, 6 mo. EURIBOR + 4.00%	9,620,871
		12,675,672
	Media - 5.2%
$ 5,775,975	Century DE Buyer LLC 8.60%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	5,784,408
8,730,446	Charter Communications Operating LLC 6.59%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	8,665,404
	Directv Financing LLC
1,200,000	9.85%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	1,201,272
6,007,529	10.10%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	5,836,675
EUR 1,960,000	DLG Acquisitions Ltd. 7.54%, 05/16/2031, 3 mo. EURIBOR + 4.00%	2,137,682
$ 7,463,153	EW Scripps Co. 7.36%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	7,328,816
4,261,845	NEP Group, Inc. 8.12%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(4)	4,114,812
1,756,175	United Talent Agency LLC 8.57%, 07/07/2028, 1 mo. USD Term SOFR + 3.75%	1,764,956
4,775,921	UPC Financing Partnership 7.84%, 01/31/2029, 1 mo. USD Term SOFR + 2.93%	4,765,318
	Virgin Media Bristol LLC
2,100,000	7.42%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,037,000
4,775,000	7.72%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	4,631,750
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Media - 5.2% - (continued)
EUR 2,355,000	Virgin Media Ireland Ltd. 6.82%, 07/15/2029, 1 mo. EURIBOR + 3.58%	$2,529,630
9,985,000	Ziggo BV 6.25%, 01/31/2029, 1 mo. EURIBOR + 3.00%	10,669,483
		61,467,206
	Mining - 0.3%
	American Rock Salt Co. LLC
$ 1,002,681	0.00%, 06/09/2028(7)(8)	1,001,427
2,097,895	9.32%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	1,747,673
835,568	11.83%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%	834,523
		3,583,623
	Miscellaneous Manufacturing - 0.4%
1,705,000	John Bean Technologies Corp. 0.00%, 10/09/2031, 1 mo. USD Term SOFR + 2.25%(7)	1,705,000
2,020,000	LTI Holdings, Inc. 9.44%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	2,006,527
EUR 1,260,000	Touchdown Acquirer, Inc. 7.35%, 02/21/2031, 3 mo. EURIBOR + 4.00%	1,373,991
		5,085,518
	Oil & Gas Services - 0.0%
$ 13,573,145	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(4)(5)	67,866
	Packaging & Containers - 1.3%
987,525	Anchor Packaging, Inc. 8.44%, 07/18/2029, 1 mo. USD Term SOFR + 3.75%	988,226
6,203,036	Berlin Packaging LLC 8.58%, 06/09/2031, 3 mo. USD Term SOFR + 3.75%	6,213,581
2,707,380	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,699,935
EUR 1,171,987	LABL, Inc. 8.15%, 10/29/2028, 1 mo. EURIBOR + 5.00%	1,198,658
$ 3,233,750	SupplyOne, Inc. 8.44%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	3,234,914
1,357,462	TricorBraun Holdings, Inc. 8.05%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,344,742
		15,680,056
	Pharmaceuticals - 1.1%
1,283,988	Amneal Pharmaceuticals LLC 10.19%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,305,661
EUR 2,895,000	Cooper Consumer Health SASU 8.10%, 11/06/2028, 3 mo. EURIBOR + 4.75%	3,141,163
	Curium Bidco SARL
1,000,000	7.10%, 07/31/2029, 3 mo. EURIBOR + 3.75%	1,087,750
$ 1,240,625	8.14%, 07/31/2029, U.S. (Fed) Prime Rate + 2.50%	1,242,176
3,635,000	Endo Luxembourg Finance Co. I SARL 8.71%, 04/23/2031, U.S. (Fed) Prime Rate + 3.00%	3,637,290
2,779,035	IVC Acquisition Ltd. 9.39%, 12/12/2028, 3 mo. USD Term SOFR + 4.75%	2,788,289
		13,202,329
	Pipelines - 3.1%
7,092,656	Brazos Delaware II LLC 8.25%, 02/11/2030, 6 mo. USD Term SOFR + 3.50%	7,098,969
The accompanying notes are an integral part of these financial statements.

23

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Pipelines - 3.1% - (continued)
$ 1,945,000	CPPIB Capital, Inc. 7.85%, 08/20/2031, 3 mo. USD Term SOFR + 3.25%	$1,949,862
3,075,000	EPIC Crude Services LP 7.66%, 10/10/2031, 3 mo. USD Term SOFR + 3.00%	3,072,263
3,750,000	NGP XI Midstream Holdings LLC 8.60%, 07/25/2031, 3 mo. USD Term SOFR + 4.00%	3,747,675
8,523,420	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	8,522,227
2,450,000	Rockpoint Gas Storage Partners LP 8.36%, 09/12/2031, 3 mo. USD Term SOFR + 3.50%	2,442,356
6,973,555	Traverse Midstream Partners LLC 8.09%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	6,985,201
1,665,000	WaterBridge Midstream Operating LLC 9.60%, 05/10/2029, 3 mo. USD Term SOFR + 4.50%	1,662,086
1,748,905	Whitewater Whistler Holdings LLC 6.85%, 02/15/2030, 3 mo. USD Term SOFR + 2.25%	1,750,217
		37,230,856
	Retail - 5.7%
8,493,143	1011778 BC Unlimited Liability Co. 6.44%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	8,416,705
1,960,188	BCPE Grill Parent 9.44%, 09/30/2030, 1 mo. USD Term SOFR + 4.75%	1,910,085
3,564,000	EG Group Ltd. 10.44%, 02/07/2028, 3 mo. USD Term SOFR + 5.50%	3,564,891
7,850,588	Foundation Building Materials Holding Co. LLC 8.78%, 01/29/2031, 3 mo. USD Term SOFR + 4.65%	7,724,821
6,208,661	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	6,217,974
3,052,222	Gulfside Supply, Inc. 7.78%, 06/17/2031, 1 mo. USD Term SOFR + 3.00%	3,050,696
12,345,650	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	12,157,379
2,651,267	Michaels Cos., Inc. 9.12%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	2,003,907
	Peer Holding III BV
EUR 1,500,000	6.60%, 07/01/2031, 3 mo. EURIBOR + 3.25%	1,632,212
$ 2,029,800	7.85%, 10/28/2030, 3 mo. USD Term SOFR + 3.25%	2,034,875
1,402,751	Petco Health & Wellness Co., Inc. 8.12%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,331,043
4,820,000	Specialty Building Products Holdings LLC 8.54%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	4,770,691
2,825,000	Staples, Inc. 10.69%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,609,085
5,894,408	Victra Holdings LLC 9.85%, 03/31/2029, 3 mo. USD Term SOFR + 5.25%	5,945,984
4,700,000	White Cap Buyer LLC 7.94%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	4,687,169
		68,057,517
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Semiconductors - 0.6%
EUR 2,873,820	MKS Instruments, Inc. 5.90%, 08/17/2029, 1 mo. EURIBOR + 2.75%	$3,127,967
$ 3,603,550	Synaptics, Inc. 7.22%, 12/02/2028, 1 mo. USD Term SOFR + 2.25%	3,598,145
		6,726,112
	Software - 8.3%
	Ascend Learning LLC
1,382,234	8.29%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	1,381,155
1,680,000	10.54%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	1,649,206
10,076,896	AthenaHealth Group, Inc. 7.94%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	10,036,992
	Banff Merger Sub, Inc.
2,170,000	8.34%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	2,162,600
2,525,000	10.34%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	2,483,969
3,000,000	BCPE Pequod Buyer, Inc. 0.00%, 09/19/2031, 1 mo. USD Term SOFR + 3.50%(7)	2,997,750
1,011,539	Cast & Crew Payroll LLC 8.44%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	987,515
2,042,250	CCC Intelligent Solutions, Inc. 7.05%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	2,041,392
2,645,000	Cloud Software Group, Inc. 9.10%, 03/21/2031, 3 mo. USD Term SOFR + 4.50%	2,643,757
3,019,750	Cotiviti Corp. 8.09%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	3,019,750
	DCert Buyer, Inc.
3,148,321	8.69%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	3,045,623
1,395,000	11.69%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,168,312
2,066,897	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	2,070,122
3,527,706	E2open LLC 8.30%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	3,513,595
2,692,597	EP Purchaser LLC 8.37%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,679,134
	Epicor Software Corp.
3,306,995	7.94%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	3,315,759
388,005	8.10%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	389,033
2,154,000	Evertec Group LLC 7.94%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	2,154,000
	Genesys Cloud Services Holdings II LLC
EUR 997,409	0.00%, 12/01/2027, 3 mo. EURIBOR + 3.75%(7)	1,084,932
$ 1,042,063	7.69%, 12/01/2027, 1 mo. USD Term SOFR + 3.00%	1,043,855
2,817,884	Genuine Financial Holdings LLC 8.69%, 09/27/2030, 1 mo. USD Term SOFR + 4.00%	2,810,839
1,940,250	Imagine Learning LLC 8.19%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,941,977
The accompanying notes are an integral part of these financial statements.

24

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 85.2%(6) - (continued)
	Software - 8.3% - (continued)
$ 2,600,000	Mitchell International, Inc. 7.94%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	$2,576,912
5,285,557	Open Text Corp. 6.94%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	5,299,775
4,135,627	Polaris Newco LLC 8.85%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	4,104,196
2,869,979	Project Boost Purchaser LLC 8.15%, 07/16/2031, 3 mo. USD Term SOFR + 3.50%	2,872,591
	Rocket Software, Inc.
EUR 3,615,000	7.90%, 11/28/2028, 1 mo. EURIBOR + 4.75%	3,934,418
$ 6,544,182	9.44%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	6,551,577
6,903,479	SS&C Technologies, Inc. 6.69%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	6,901,477
2,270,000	Thunder Generation Funding LLC 7.61%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	2,271,702
2,940,838	Waystar Technologies, Inc. 7.44%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	2,949,425
6,000,000	Zelis Payments Buyer, Inc. 0.00%, 10/25/2031, 1 mo. USD Term SOFR + 3.25%(7)	5,970,000
		98,053,340
	Telecommunications - 2.4%
EUR 2,384,889	Altice Financing SA 8.18%, 10/31/2027, 3 mo. EURIBOR + 5.00%	2,323,176
3,289,970	Altice France SA 8.68%, 08/15/2028, 3 mo. EURIBOR + 5.50%	2,856,419
$ 2,493,750	Crown Subsea Communications Holding, Inc. 8.69%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	2,505,446
2,980,000	Frontier Communications Corp. 8.76%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	2,992,099
EUR 5,890,000	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	6,413,382
1,598,864	Matterhorn Telecom SA 6.08%, 09/15/2026, 3 mo. EURIBOR + 2.63%	1,739,964
2,000,000	Odido Holding BV 7.25%, 03/30/2029, 3 mo. EURIBOR + 3.90%	2,183,331
$ 6,936,608	Zacapa SARL 8.35%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	6,937,572
		27,951,389
	Transportation - 0.3%
3,750,000	Third Coast Infrastructure LLC 8.94%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	3,703,125
	Total Senior Floating Rate Interests (cost $1,030,191,884)	$1,010,827,273
COMMON STOCKS - 0.4%
	Energy - 0.2%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(9)	$962,614
71,083	Foresight Energy LLC*(9)	852,995
15,718	Kelly Topco Shares(9)(10)	1,098,688
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.4% - (continued)
	Energy - 0.2% - (continued)
544,947	PES Energy Liquidating Trust*(9)(11)		$—
112,212	TexGen Power LLC*(9)(11)(12)		4,489
			2,918,786
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(11)		47,121
5,385,000	Unifin Financiera SAB de CV*(9)(11)(12)		538,500
			585,621
	Insurance - 0.0%
175,508	Tenerity, Inc.*(9)(11)		—
	Materials - 0.1%
37,645	Utex Industries*(9)		1,312,869
	Total Common Stocks (cost $16,982,027)		$4,817,276
EXCHANGE-TRADED FUNDS - 4.2%
	Other Investment Pools & Funds - 4.2%
592,400	Invesco Senior Loan ETF		$12,434,476
877,200	SPDR Blackstone Senior Loan ETF		36,702,048
	Total Exchange-Traded Funds (cost $51,382,590)		$49,136,524
RIGHTS - 0.2%
	Media & Entertainment - 0.2%
121,289	Crown Finance U.S., Inc.*(9)(13)		$2,698,680
	Total Rights (cost $2,365,136)		$2,698,680
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(9)(11)		$525
	Total Warrants (cost $35,400)		$525
	Total Long-Term Investments (cost $1,183,103,143)		$1,146,505,480
	Total Investments (cost $1,183,103,143)	96.6%	$1,146,505,480
	Other Assets and Liabilities	3.4%	40,621,696
	Net Assets	100.0%	$1,187,127,176
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$71,301,026, representing 6.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $5,616,155, representing 0.5% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2024, the aggregate value of the unfunded commitment was
$2,542,887, which represents to 0.2% of total net assets.

(9)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,469,360 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$962,614
08/2023	Crown Finance U.S., Inc.	121,289	2,365,136	2,698,680
06/2020	Foresight Energy LLC	71,083	609,446	852,995
09/2021	Kelly Topco Shares	15,718	1,251,310	1,098,688
08/2015	PES Energy Liquidating Trust	544,947	4,735,804	—
06/2017	Tenerity, Inc.	175,508	6,043,294	—
02/2024	TexGen Power LLC	112,212	—	4,489
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
12/2020	Utex Industries	37,645	1,131,232	1,312,869
12/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	35,400	525
			$19,221,013	$7,469,360

(10)	Currently no rate available.
(11)	Investment valued using significant unobservable inputs.
(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	Currently no expiration date available.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	12/06/2024	$(385,553)	$1,564
U.S. Treasury 5-Year Note Future	(55)	12/31/2024	(5,897,891)	140,157
Total futures contracts				$141,721

OTC Total Return Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(5.33% )	12/20/2024	Quarterly	$—	$—	$516,135	$516,135
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	25,775,000	(5.33% )	12/20/2024	Quarterly	—	—	567,178	567,178
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,125,000	(4.82% )	03/20/2025	Quarterly	—	—	68,406	68,406
Total OTC total return swap contracts							$—	$—	$1,151,719	$1,151,719

The accompanying notes are an integral part of these financial statements.

26

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S43	USD	10,050,000	(5.00%)	12/20/2029	Quarterly	$—	$(725,361)	$(755,774)	$(30,413)
Total centrally cleared credit default swap contracts						$—	$(725,361)	$(755,774)	$(30,413)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,857,000	EUR	5,260,519	USD	CBA	11/29/2024	$28,930
1,451,000	EUR	1,574,692	USD	HSBC	11/29/2024	5,500
124,000	GBP	160,947	USD	JPM	11/29/2024	(1,063)
3,452,899	USD	3,188,000	EUR	CIB	11/29/2024	(18,948)
166,551,691	USD	153,628,323	EUR	DEUT	11/29/2024	(755,125)
7,513,035	USD	5,788,321	GBP	JPM	11/29/2024	49,599
Total foreign currency contracts						$(691,107)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$23,005,046	$—	$23,005,046	$—
Corporate Bonds	56,020,156	—	56,020,156	—
Senior Floating Rate Interests	1,010,827,273	—	1,010,827,273	—
Common Stocks
Energy	2,918,786	—	2,914,297	4,489
Financial Services	585,621	—	—	585,621
Insurance	—	—	—	—
Materials	1,312,869	—	1,312,869	—
Exchange-Traded Funds	49,136,524	49,136,524	—	—
Rights	2,698,680	—	2,698,680	—
Warrants	525	—	—	525
Foreign Currency Contracts(2)	84,029	—	84,029	—
Futures Contracts(2)	141,721	141,721	—	—
Swaps- Total Return(2)	1,151,719	—	1,151,719	—
Total	$1,147,882,949	$49,278,245	$1,098,014,069	$590,635
Liabilities
Foreign Currency Contracts(2)	$(775,136)	$—	$(775,136)	$—
Swaps - Credit Default(2)	(30,413)	—	(30,413)	—
Total	$(805,549)	$—	$(805,549)	$—

(1)	For the year ended October 31, 2024, investments valued at $1,755 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

27

The Hartford High Yield Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.4%
	Commercial Services - 0.3%
$ 1,388,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	$1,323,458
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,272,862
	Entertainment - 0.5%
1,225,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(2)	1,030,838
975,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	1,240,113
		2,270,951
	Healthcare - Products - 0.3%
983,000	Insulet Corp. 0.38%, 09/01/2026	1,156,499
	Home Builders - 0.4%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	1,615,603
	Internet - 0.4%
1,410,000	Uber Technologies, Inc. 0.88%, 12/01/2028(1)	1,699,050
	IT Services - 0.3%
850,000	Seagate HDD Cayman 3.50%, 06/01/2028	1,136,875
	Leisure Time - 0.3%
750,000	Carnival Corp. 5.75%, 12/01/2027	1,369,500
	Machinery-Diversified - 0.2%
973,000	Middleby Corp. 1.00%, 09/01/2025	1,067,576
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,068,838
	Pharmaceuticals - 0.2%
1,100,000	Dexcom, Inc. 0.38%, 05/15/2028	970,200
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(1)	1,173,825
525,000	4.38%, 03/15/2027(1)	522,375
		1,696,200
	Semiconductors - 0.6%
1,050,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	1,010,625
1,550,000	ON Semiconductor Corp. 0.50%, 03/01/2029	1,547,365
		2,557,990
	Total Convertible Bonds (cost $18,075,122)	$19,205,602
CORPORATE BONDS - 90.5%
	Advertising - 1.3%
	Clear Channel Outdoor Holdings, Inc.
1,250,000	7.50%, 06/01/2029(1)	$1,068,259
475,000	7.88%, 04/01/2030(1)	484,307
3,140,000	9.00%, 09/15/2028(1)	3,298,020
1,025,000	Lamar Media Corp. 3.75%, 02/15/2028	974,330
		5,824,916
	Aerospace/Defense - 1.7%
2,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	2,922,767
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	620,823
2,150,000	5.50%, 11/15/2027	2,131,192
5,000	6.00%, 01/15/2033(1)	4,956
910,000	6.63%, 03/01/2032(1)	925,406
755,000	6.75%, 08/15/2028(1)	771,203
		7,376,347
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Agriculture - 0.3%
$ 1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	$1,499,617
	Airlines - 0.2%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,039,169
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(1)	805,894
988,000	4.25%, 03/15/2029(1)	906,197
		1,712,091
	Auto Parts & Equipment - 0.5%
720,000	Adient Global Holdings Ltd. 7.00%, 04/15/2028(1)	733,425
1,440,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	1,474,024
		2,207,449
	Chemicals - 1.9%
	Avient Corp.
220,000	6.25%, 11/01/2031(1)	220,644
1,917,000	7.13%, 08/01/2030(1)	1,971,412
1,485,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,511,070
1,370,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	1,452,553
	Olympus Water U.S. Holding Corp.
415,000	7.25%, 06/15/2031(1)	425,794
2,725,000	9.75%, 11/15/2028(1)	2,890,977
		8,472,450
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(1)	803,885
800,000	12.00%, 10/01/2028(1)	864,362
150,000	12.25%, 10/01/2030(1)	165,211
		1,833,458
	Commercial Services - 6.5%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	4,620,235
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	601,445
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	1,150,640
$ 1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	1,337,683
1,930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	2,034,644
	Garda World Security Corp.
1,460,000	8.25%, 08/01/2032(1)	1,452,434
1,100,000	8.38%, 11/15/2032(1)	1,099,909
	Herc Holdings, Inc.
2,175,000	5.50%, 07/15/2027(1)	2,160,666
155,000	6.63%, 06/15/2029(1)	158,591
1,200,000	Raven Acquisition Holdings LLC 6.88%, 11/15/2031(1)	1,196,801
	Service Corp. International
2,250,000	3.38%, 08/15/2030	1,993,967
140,000	5.75%, 10/15/2032	137,526
1,130,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,159,379
1,950,000	TriNet Group, Inc. 7.13%, 08/15/2031(1)	1,997,036
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	212,815
1,135,000	3.88%, 02/15/2031	1,029,665
3,310,000	4.88%, 01/15/2028	3,240,574
The accompanying notes are an integral part of these financial statements.

28

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Commercial Services - 6.5% - (continued)
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	$1,051,220
$ 1,816,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	1,735,960
		28,371,190
	Construction Materials - 1.7%
	Builders FirstSource, Inc.
1,010,000	4.25%, 02/01/2032(1)	903,534
2,350,000	5.00%, 03/01/2030(1)	2,245,099
1,450,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)	1,327,054
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(1)	1,998,450
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	928,147
		7,402,284
	Distribution/Wholesale - 0.9%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,734,532
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	2,025,894
		3,760,426
	Diversified Financial Services - 3.6%
950,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	1,005,249
1,770,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	1,812,692
1,350,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	1,423,331
	Nationstar Mortgage Holdings, Inc.
2,015,000	5.13%, 12/15/2030(1)	1,886,393
290,000	5.50%, 08/15/2028(1)	282,977
700,000	6.50%, 08/01/2029(1)	699,972
610,000	7.13%, 02/01/2032(1)	623,665
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,113,216
875,000	7.88%, 03/15/2030	910,916
264,000	9.00%, 01/15/2029	279,707
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	876,810
195,000	5.75%, 09/15/2031(1)	186,162
1,000,000	7.13%, 11/15/2030(1)	1,014,907
445,000	7.88%, 12/15/2029(1)	465,905
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,203,048
		15,784,950
	Electric - 0.7%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(1)	2,325,466
390,000	3.75%, 01/15/2032(1)	345,597
515,000	4.75%, 03/15/2028(1)	499,549
		3,170,612
	Electronics - 0.6%
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,547,302
	Entertainment - 3.9%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(1)	1,335,996
3,900,000	6.00%, 10/15/2032(1)	3,804,168
665,000	6.50%, 02/15/2032(1)	674,387
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(1)	1,535,547
230,000	7.00%, 08/01/2032(1)	235,760
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	343,163
1,090,000	7.88%, 07/31/2028(1)	1,256,786
$ 1,175,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	1,175,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Entertainment - 3.9% - (continued)
$ 2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	$2,344,801
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(1)	751,462
3,355,000	7.13%, 02/15/2031(1)	3,529,410
		16,986,480
	Environmental Control - 0.4%
	Reworld Holding Corp.
165,000	4.88%, 12/01/2029(1)	154,108
1,490,000	5.00%, 09/01/2030	1,369,283
		1,523,391
	Food - 2.5%
	B&G Foods, Inc.
1,190,000	5.25%, 09/15/2027	1,154,679
2,435,000	8.00%, 09/15/2028(1)	2,529,719
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(1)	1,001,693
	Performance Food Group, Inc.
$ 2,150,000	5.50%, 10/15/2027(1)	2,131,778
280,000	6.13%, 09/15/2032(1)	281,172
	Post Holdings, Inc.
1,021,000	5.63%, 01/15/2028(1)	1,029,338
1,540,000	6.25%, 10/15/2034(1)	1,522,987
1,200,000	6.38%, 03/01/2033(1)	1,187,204
		10,838,570
	Healthcare - Products - 2.0%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,601,018
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(1)	4,794,285
1,532,000	5.25%, 10/01/2029(1)	1,483,897
		8,879,200
	Healthcare - Services - 1.6%
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(1)	2,064,074
225,000	5.25%, 05/15/2030(1)	196,365
25,000	8.00%, 12/15/2027(1)	24,959
1,455,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	1,494,000
3,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	3,134,608
		6,914,006
	Home Builders - 3.0%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	956,163
941,000	4.63%, 04/01/2030(1)	866,632
1,641,000	6.63%, 01/15/2028(1)	1,640,633
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,264,913
	KB Home
470,000	4.00%, 06/15/2031	424,886
660,000	4.80%, 11/15/2029	634,975
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,681,245
790,000	4.95%, 02/01/2028	765,410
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,858,701
	Taylor Morrison Communities, Inc.
325,000	5.13%, 08/01/2030(1)	314,323
1,790,000	5.75%, 01/15/2028(1)	1,790,250
		13,198,131
The accompanying notes are an integral part of these financial statements.

29

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Housewares - 0.3%
	Newell Brands, Inc.
$ 915,000	6.38%, 05/15/2030	$919,181
580,000	6.63%, 05/15/2032	581,675
		1,500,856
	Insurance - 2.9%
	Acrisure LLC/Acrisure Finance, Inc.
2,125,000	7.50%, 11/06/2030(1)	2,160,779
1,550,000	8.50%, 06/15/2029(1)	1,592,730
	AssuredPartners, Inc.
2,700,000	5.63%, 01/15/2029(1)	2,554,800
1,330,000	7.50%, 02/15/2032(1)	1,339,383
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,170,188
1,580,000	7.38%, 01/31/2032(1)	1,611,760
1,370,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,349,600
		12,779,240
	Internet - 3.3%
EUR 1,930,000	Cerved Group SpA 8.73%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(4)	2,046,873
	Gen Digital, Inc.
$ 675,000	6.75%, 09/30/2027(1)	686,593
1,450,000	7.13%, 09/30/2030(1)	1,500,621
2,545,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	2,348,759
	Newfold Digital Holdings Group, Inc.
2,975,000	6.00%, 02/15/2029(1)	1,998,422
1,445,000	11.75%, 10/15/2028(1)	1,425,106
1,000,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	1,081,500
1,145,000	Uber Technologies, Inc. 8.00%, 11/01/2026(1)	1,145,000
	United Group BV
EUR 965,000	6.75%, 02/15/2031(1)	1,065,424
950,000	7.79%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(4)	1,030,779
		14,329,077
	Iron/Steel - 0.3%
	ATI, Inc.
$ 1,155,000	4.88%, 10/01/2029	1,094,023
390,000	7.25%, 08/15/2030	404,154
		1,498,177
	IT Services - 2.6%
865,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(5)	895,938
4,205,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	4,371,442
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	2,658,022
3,620,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,490,017
		11,415,419
	Leisure Time - 3.1%
	Carnival Corp.
3,140,000	6.00%, 05/01/2029(1)	3,145,136
655,000	10.50%, 06/01/2030(1)	706,692
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(1)	1,413,533
300,000	8.13%, 01/15/2029(1)	318,053
1,340,000	8.38%, 02/01/2028(1)	1,403,681
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	748,624
2,625,000	5.50%, 08/31/2026(1)	2,627,956
145,000	5.63%, 09/30/2031(1)	144,408
1,000,000	6.00%, 02/01/2033(1)	1,006,140
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Leisure Time - 3.1% - (continued)
	Viking Cruises Ltd.
$ 600,000	5.88%, 09/15/2027(1)	$596,119
1,345,000	9.13%, 07/15/2031(1)	1,452,569
		13,562,911
	Lodging - 0.7%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(1)	2,095,237
960,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	952,823
		3,048,060
	Machinery-Diversified - 0.5%
2,125,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(1)	2,134,588
	Media - 7.4%
1,050,000	AMC Networks, Inc. 10.25%, 01/15/2029(1)	1,081,500
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(1)	2,425,465
2,250,000	4.25%, 01/15/2034(1)	1,797,546
1,875,000	4.50%, 08/15/2030(1)	1,674,635
925,000	4.50%, 05/01/2032	786,978
1,750,000	4.75%, 02/01/2032(1)	1,512,964
1,400,000	7.38%, 03/01/2031(1)	1,423,732
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(1)	1,000,836
4,325,000	11.75%, 01/31/2029(1)	4,219,210
775,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	677,126
2,750,000	Paramount Global 6.88%, 04/30/2036	2,743,034
1,795,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(5)	1,577,626
	Sirius XM Radio, Inc.
1,550,000	3.13%, 09/01/2026(1)	1,486,830
675,000	4.13%, 07/01/2030(1)	603,897
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,081,625
1,750,000	Univision Communications, Inc. 8.50%, 07/31/2031(1)	1,720,144
	Virgin Media Secured Finance PLC
GBP 1,800,000	4.25%, 01/15/2030(3)	2,042,490
$ 1,430,000	4.50%, 08/15/2030(1)	1,252,381
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,252,287
935,000	Ziggo BV 4.88%, 01/15/2030(1)	866,964
		32,227,270
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(1)	1,103,634
1,361,000	6.38%, 06/15/2030(1)	1,371,911
		2,475,545
	Mining - 1.8%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,425,210
755,000	5.63%, 06/15/2028(1)	736,710
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(1)	341,384
2,880,000	5.88%, 04/15/2030(1)	2,866,208
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	606,135
650,000	3.88%, 08/15/2031(1)	570,843
1,310,000	4.75%, 01/30/2030(1)	1,227,290
		7,773,780
	Oil & Gas - 6.9%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	3,020,291
The accompanying notes are an integral part of these financial statements.

30

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Oil & Gas - 6.9% - (continued)
	Matador Resources Co.
$ 815,000	6.50%, 04/15/2032(1)	$807,148
1,760,000	6.88%, 04/15/2028(1)	1,791,814
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,404,476
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	2,676,015
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	1,293,254
	Permian Resources Operating LLC
745,000	6.25%, 02/01/2033(1)	739,632
1,935,000	8.00%, 04/15/2027(1)	1,988,694
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	644,921
1,485,000	4.88%, 05/15/2025	1,480,081
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,969,425
420,000	6.75%, 08/01/2029(1)	417,411
785,000	7.00%, 08/01/2032(1)	778,635
	Sunoco LP
825,000	7.00%, 05/01/2029(1)	851,053
1,270,000	7.25%, 05/01/2032(1)	1,322,103
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(1)	654,006
1,565,000	9.38%, 02/01/2031(1)	1,611,318
	Transocean, Inc.
1,110,000	8.50%, 05/15/2031(1)	1,118,521
2,805,000	8.75%, 02/15/2030(1)	2,906,426
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(1)	318,913
195,000	7.88%, 04/15/2032(1)	187,398
1,875,000	9.75%, 10/15/2030	1,978,329
		29,959,864
	Oil & Gas Services - 2.1%
2,790,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	2,896,165
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	2,123,558
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	4,031,431
		9,051,154
	Packaging & Containers - 3.6%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(1)	1,331,100
3,045,000	5.25%, 08/15/2027(1)	1,827,000
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	678,178
2,200,000	8.75%, 04/15/2030(1)	2,234,100
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(1)	804,798
1,775,000	6.38%, 07/15/2032(1)	1,790,844
2,245,000	LABL, Inc. 8.63%, 10/01/2031(1)	2,163,767
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(1)	935,025
1,075,000	9.25%, 04/15/2027(1)	1,099,366
	Owens-Brockway Glass Container, Inc.
2,125,000	7.25%, 05/15/2031(1)	2,089,991
670,000	7.38%, 06/01/2032(1)	655,531
		15,609,700
	Pharmaceuticals - 0.2%
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,077,456
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Pipelines - 3.4%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	$1,879,751
1,150,000	6.63%, 02/01/2032(1)	1,162,774
1,860,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 07/15/2032(1)	1,921,393
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,461,336
900,000	4.13%, 12/01/2027	860,403
730,000	4.50%, 03/01/2028(1)	695,294
727,000	5.60%, 10/15/2044	616,772
1,665,000	6.88%, 07/01/2029(1)	1,692,378
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(1)	1,850,884
750,000	4.38%, 06/15/2031(1)	689,938
	EQM Midstream Partners LP
1,180,000	4.75%, 01/15/2031(1)	1,121,728
950,000	6.50%, 07/15/2048	956,024
115,000	7.50%, 06/01/2030(1)	123,673
		15,032,348
	Real Estate - 0.5%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(3)	2,341,262
	Real Estate Investment Trusts - 2.1%
	Hudson Pacific Properties LP
$ 1,395,000	4.65%, 04/01/2029	1,115,955
455,000	5.95%, 02/15/2028	403,308
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	1,015,209
1,925,000	7.00%, 02/15/2029(1)	1,979,525
2,275,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	2,271,991
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(1)	450,281
1,910,000	7.25%, 07/15/2028(1)	1,981,082
		9,217,351
	Retail - 5.5%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,897,128
800,000	3.88%, 01/15/2028(1)	762,515
215,000	4.00%, 10/15/2030(1)	194,177
1,210,000	4.38%, 01/15/2028(1)	1,163,735
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,692,868
307,000	4.75%, 03/01/2030	288,903
760,000	5.00%, 02/15/2032(1)	700,117
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	2,310,361
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,703,802
4,856,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,478,443
985,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	708,794
	PetSmart, Inc./PetSmart Finance Corp.
1,560,000	4.75%, 02/15/2028(1)	1,482,995
625,000	7.75%, 02/15/2029(1)	606,620
1,949,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	1,987,739
2,350,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,272,411
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	507,121
816,000	4.63%, 01/31/2032	765,019
424,000	5.38%, 04/01/2032	412,685
		23,935,433
The accompanying notes are an integral part of these financial statements.

31

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.5% - (continued)
	Software - 4.0%
$ 4,120,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	$3,896,562
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,610,239
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,138,112
825,000	3.88%, 12/01/2029(1)	752,653
270,000	6.90%, 12/01/2027(1)	280,708
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	945,586
650,000	4.13%, 12/01/2031(1)	583,768
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,353,123
1,250,000	Rocket Software, Inc. 6.50%, 02/15/2029(1)	1,162,340
3,855,000	UKG, Inc. 6.88%, 02/01/2031(1)	3,949,491
		17,672,582
	Telecommunications - 4.6%
1,200,000	Altice Financing SA 5.75%, 08/15/2029(1)	984,151
825,000	Altice France Holding SA 10.50%, 05/15/2027(1)	250,824
	Altice France SA
720,000	5.13%, 07/15/2029(1)	538,526
640,000	5.50%, 01/15/2028(1)	496,641
800,000	5.50%, 10/15/2029(1)	598,991
1,665,000	8.13%, 02/01/2027(1)	1,379,094
	Frontier Communications Holdings LLC
2,255,000	5.00%, 05/01/2028(1)	2,216,789
335,000	5.88%, 10/15/2027(1)	334,282
	Iliad Holding SASU
365,000	6.50%, 10/15/2026(1)	367,915
EUR 1,460,000	6.88%, 04/15/2031(1)	1,689,476
$ 490,000	7.00%, 10/15/2028(1)	496,331
EUR 515,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	560,191
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(1)	1,443,646
325,000	3.88%, 10/15/2030(1)	246,996
1,975,000	4.00%, 04/15/2031(1)	1,491,125
500,000	10.50%, 04/15/2029(1)	556,676
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(3)	1,279,194
1,810,000	Odido Holding BV 3.75%, 01/15/2029(1)	1,920,365
	Optics Bidco SpA
$ 920,000	6.38%, 11/15/2033(1)	927,112
726,000	7.20%, 07/18/2036(1)	746,848
353,000	7.72%, 06/04/2038(1)	374,455
	Telecom Italia Capital SA
155,000	6.38%, 11/15/2033	156,644
424,000	7.20%, 07/18/2036	429,941
415,000	7.72%, 06/04/2038	431,944
		19,918,157
	Total Corporate Bonds (cost $397,878,791)	$395,902,269
SENIOR FLOATING RATE INTERESTS - 2.2%(6)
	Construction Materials - 0.4%
1,815,845	CP Atlas Buyer, Inc. 8.54%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$1,765,710
	Insurance - 0.3%
1,413,511	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	1,416,055
Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.2%(6) - (continued)
	IT Services - 0.7%
$ 970,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%		$967,982
1,973,990	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%		1,968,226
			2,936,208
	Packaging & Containers - 0.3%
1,199,667	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%		1,196,367
	Retail - 0.3%
1,410,000	Specialty Building Products Holdings LLC 8.54%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%		1,395,576
	Software - 0.2%
1,042,892	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%		1,044,519
	Total Senior Floating Rate Interests (cost $9,787,855)		$9,754,435
PREFERRED STOCKS - 0.2%
	Capital Goods - 0.2%
22,000	Boeing Co. (Preference Shares), 6.00%*		$1,182,060
	Total Preferred Stocks (cost $1,146,551)		$1,182,060
	Total Long-Term Investments (cost $426,888,319)		$426,044,366
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
2,101,331	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,101,614; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $2,143,489		$2,101,331
	Total Short-Term Investments (cost $2,101,331)		$2,101,331
	Total Investments (cost $428,989,650)	97.8%	$428,145,697
	Other Assets and Liabilities	2.2%	9,456,111
	Net Assets	100.0%	$437,601,808
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

32

The Hartford High Yield Fund
Schedule of Investments – (continued)
October 31, 2024

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$350,833,811, representing 80.2% of net assets.

(2)	Security is a zero-coupon bond.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $6,813,586, representing 1.6% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(18)	12/06/2024	$(2,313,318)	$9,287
Total futures contracts				$9,287

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,143,239	USD	11,201,000	EUR	DEUT	11/29/2024	$(55,056)
6,347,046	USD	4,890,000	GBP	JPM	11/29/2024	41,901
Total foreign currency contracts						$(13,155)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$19,205,602	$—	$19,205,602	$—
Corporate Bonds	395,902,269	—	395,902,269	—
Senior Floating Rate Interests	9,754,435	—	9,754,435	—
Preferred Stocks	1,182,060	1,182,060	—	—
Short-Term Investments	2,101,331	—	2,101,331	—
Foreign Currency Contracts(2)	41,901	—	41,901	—
Futures Contracts(2)	9,287	9,287	—	—
Total	$428,196,885	$1,191,347	$427,005,538	$—
Liabilities
Foreign Currency Contracts(2)	$(55,056)	$—	$(55,056)	$—
Total	$(55,056)	$—	$(55,056)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

33

The Hartford Inflation Plus Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
	Asset-Backed - Home Equity - 0.3%
$ 531,189	GSAA Home Equity Trust 5.98%, 06/25/2036(1)	$129,195
480,864	HSI Asset Securitization Corp. Trust 5.39%, 02/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	472,418
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)	252,261
		853,874
	Commercial Mortgage-Backed Securities - 0.5%
	Benchmark Mortgage Trust
5,274,186	1.22%, 03/15/2062(1)(4)	235,253
2,356,648	1.51%, 01/15/2054(1)(4)	168,407
700,000	BXSC Commercial Mortgage Trust 7.18%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(2)(5)	699,344
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(5)	205,376
225,000	3.90%, 01/10/2039(1)(5)	197,369
1,716,704	DBJPM Mortgage Trust 1.70%, 09/15/2053(1)(4)	81,360
5,718,096	Wells Fargo NA 0.88%, 05/15/2062(1)(4)	185,693
		1,772,802
	Other Asset-Backed Securities - 0.5%
87,800	AASET Trust 3.35%, 01/16/2040(5)	84,292
246,691	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(5)	221,154
1,439,604	Tricon Residential Trust 3.86%, 04/17/2039(5)	1,399,134
		1,704,580
	Whole Loan Collateral CMO - 3.1%
8,515	Adjustable Rate Mortgage Trust 5.39%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(2)	8,488
	Angel Oak Mortgage Trust
428,416	1.82%, 11/25/2066(1)(5)	373,115
1,045,234	2.88%, 12/25/2066(3)(5)	956,172
345,133	Banc of America Funding Trust 6.55%, 10/25/2036(3)	295,379
55,311	Bear Stearns ARM Trust 7.08%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	51,830
170,179	Chase Mortgage Finance Trust 4.84%, 12/25/2035(1)	159,362
991,316	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(5)	883,568
1,138,983	CSMC Trust 2.27%, 11/25/2066(1)(5)	1,005,902
134,992	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.15%, 12/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	121,707
525,383	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(5)	451,703
84,346	GreenPoint Mortgage Funding Trust 6.46%, 10/25/2045, 1 yr. USD MTA + 1.40%(2)	63,707
238,581	GSR Mortgage Loan Trust 5.36%, 10/25/2035(1)	126,119
231,312	HarborView Mortgage Loan Trust 5.25%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	202,791
1,332,472	IndyMac INDX Mortgage Loan Trust 5.43%, 01/25/2036, 1 mo. USD Term SOFR + 0.69%(2)	896,811
234,597	JP Morgan Mortgage Trust 4.44%, 01/25/2037(1)	181,496
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4% - (continued)
	Whole Loan Collateral CMO - 3.1% - (continued)
	MASTR Adjustable Rate Mortgages Trust
$ 670,185	5.33%, 05/25/2037, 1 mo. USD Term SOFR + 0.59%(2)	$270,619
2,312	6.45%, 11/21/2034(1)	2,176
1,026,037	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(1)(5)	887,434
893,572	OBX Trust 2.31%, 11/25/2061(1)(5)	787,944
105,852	PRPM LLC 5.36%, 11/25/2025(3)(5)	105,917
	RFMSI Trust
59,407	5.46%, 02/25/2036(1)	55,152
151,250	6.00%, 07/25/2037	118,900
214,170	Structured Adjustable Rate Mortgage Loan Trust 5.80%, 06/25/2035(1)	160,991
	Verus Securitization Trust
827,918	0.94%, 07/25/2066(1)(5)	677,943
699,132	2.72%, 01/25/2067(3)(5)	636,400
207,667	VOLT XCIV LLC 5.24%, 02/27/2051(3)(5)	206,798
177,071	WaMu Mortgage Pass-Through Certificates Trust 5.69%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	166,634
353,012	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.89%, 11/25/2046, 1 yr. USD MTA + 0.83%(2)	289,795
		10,144,853
	Total Asset & Commercial Mortgage-Backed Securities (cost $16,535,245)	$14,476,109
CONVERTIBLE BONDS - 1.2%
	Biotechnology - 0.1%
190,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	$216,600
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030(5)	241,556
		458,156
	Electric - 0.3%
970,000	CenterPoint Energy, Inc. 4.25%, 08/15/2026	976,790
	Energy-Alternate Sources - 0.2%
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	467,460
	Healthcare - Products - 0.1%
420,000	Exact Sciences Corp. 1.75%, 04/15/2031(5)	418,598
	IT Services - 0.1%
410,000	Super Micro Computer, Inc. 0.00%, 03/01/2029(5)(6)	317,545
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(5)(7)	393,097
	Oil & Gas - 0.2%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(5)	495,570
	Software - 0.1%
EUR 400,000	Ubisoft Entertainment SA 2.88%, 12/05/2031(8)	358,186
	Total Convertible Bonds (cost $3,847,475)	$3,885,402
The accompanying notes are an integral part of these financial statements.

34

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 1.3%
	Diversified Financial Services - 0.1%
$ 370,000	Intercontinental Exchange, Inc. 3.63%, 09/01/2028	$355,921
	Gas - 0.1%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(5)	483,508
	Oil & Gas - 0.9%
640,000	Diamondback Energy, Inc. 5.90%, 04/18/2064	619,847
470,000	Noble Finance II LLC 8.00%, 04/15/2030(5)	476,412
320,000	Talos Production, Inc. 9.38%, 02/01/2031(5)	329,471
650,000	TotalEnergies Capital SA 5.43%, 09/10/2064	625,664
484,500	Transocean, Inc. 8.75%, 02/15/2030(5)	502,019
330,000	Vital Energy, Inc. 7.88%, 04/15/2032(5)	317,136
		2,870,549
	Pipelines - 0.2%
670,000	ONEOK, Inc. 5.85%, 11/01/2064	646,478
	Total Corporate Bonds (cost $4,492,580)	$4,356,456
FOREIGN GOVERNMENT OBLIGATIONS - 9.5%
	Australia - 0.3%
AUD 1,768,227	Australia Government Bonds 1.00%, 02/21/2050(8)(9)	$848,438
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 4,771,951	6.00%, 08/15/2050(9)	754,421
9,761,205	6.00%, 05/15/2055(9)	1,547,197
12,186,000	10.00%, 01/01/2029	1,922,576
		4,224,194
	Canada - 1.1%
CAD 5,359,258	Province of Ontario 2.00%, 12/01/2036(9)	3,666,781
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	121,861
	Colombia - 1.0%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	364,126
890,000	4.13%, 02/22/2042	564,002
	Colombia TES
COP 2,370,724,020	3.00%, 03/25/2033(9)	448,532
10,529,025,092	3.75%, 02/25/2037(9)	2,023,576
		3,400,236
	Ghana - 0.0%
	Ghana Government International Bonds
$ 12,400	0.00%, 07/03/2026(5)(6)	11,501
75,020	5.00%, 07/03/2029(3)(5)	64,330
107,880	5.00%, 07/03/2035(3)(5)	75,003
		150,834
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(8)	1,299,631
	Japan - 0.5%
JPY 231,732,840	Japan Government CPI-Linked Bonds 0.01%, 03/10/2034(9)	1,581,032
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 9.5% - (continued)
	Mexico - 1.6%
EUR 1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	$1,141,089
	Mexico Udibonos
MXN 74,277,523	2.75%, 11/27/2031(9)	3,177,866
19,506,093	4.00%, 11/03/2050(9)	812,501
		5,131,456
	New Zealand - 2.3%
	New Zealand Government Bonds Inflation-Linked
NZD 7,654,755	2.50%, 09/20/2035(8)(9)	4,461,162
5,455,240	2.50%, 09/20/2040(8)(9)	3,049,634
		7,510,796
	North Macedonia - 0.8%
	North Macedonia Government International Bonds
EUR 1,170,000	1.63%, 03/10/2028(8)	1,139,387
440,000	2.75%, 01/18/2025(8)	476,217
1,085,000	3.68%, 06/03/2026(5)	1,161,101
		2,776,705
	Serbia - 0.2%
655,000	Serbia International Bonds 1.65%, 03/03/2033(5)	568,354
	Total Foreign Government Obligations (cost $36,781,204)	$31,280,318
SENIOR FLOATING RATE INTERESTS - 2.5%(10)
	Aerospace/Defense - 0.1%
$ 107,800	Spirit Aerosystems, Inc. 9.09%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	$108,204
257,237	TransDigm, Inc. 7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	257,448
		365,652
	Airlines - 0.0%
90,148	SkyMiles IP Ltd. 8.37%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	91,780
	Apparel - 0.1%
219,712	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	220,097
47,366	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	47,661
		267,758
	Commercial Services - 0.4%
145,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	145,483
165,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	165,000
312,168	Trans Union LLC 6.44%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	311,618
298,500	United Rentals, Inc. 6.44%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	300,664
243,923	WEX, Inc. 6.69%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	244,077
		1,166,842
The accompanying notes are an integral part of these financial statements.

35

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Construction Materials - 0.1%
$ 66,282	Emerald Borrower LP 7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	$66,162
230,583	Quikrete Holdings, Inc. 7.19%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	230,382
77,370	Standard Industries, Inc. 6.76%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	77,500
		374,044
	Distribution/Wholesale - 0.1%
194,823	American Builders & Contractors Supply Co., Inc. 6.44%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	194,878
	Diversified Financial Services - 0.1%
196,814	Fleetcor Technologies Operating Co. LLC 6.44%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	196,404
	Electric - 0.0%
105,024	Constellation Renewables LLC 7.31%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	105,306
	Electronics - 0.1%
211,570	II-VI, Inc. 7.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	211,306
	Entertainment - 0.1%
122,850	Caesars Entertainment, Inc. 7.44%, 02/06/2030, 1 mo. USD Term SOFR + 2.75%	122,798
	Delta 2 Lux SARL
33,333	0.00%, 09/10/2031, 1 mo. USD Term SOFR + 2.00%(11)	33,308
66,667	6.60%, 09/10/2031, 3 mo. USD Term SOFR + 2.00%	66,617
122,188	Penn Entertainment, Inc. 7.54%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	122,257
		344,980
	Environmental Control - 0.1%
335,512	Clean Harbors, Inc. 6.60%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	336,771
	Covanta Holding Corp.
126,988	7.19%, 11/30/2028, 6 mo. USD Term SOFR + 2.50%	127,033
9,756	7.59%, 11/30/2028, 6 mo. USD Term SOFR + 2.50%	9,760
		473,564
	Food - 0.1%
174,934	U.S. Foods, Inc. 6.44%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	175,657
	Food Service - 0.1%
	Aramark Services, Inc.
93,250	6.55%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	93,105
142,000	6.69%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	141,956
		235,061
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Healthcare - Products - 0.0%
$ 66,641	Avantor Funding, Inc. 6.79%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	$66,956
	Healthcare - Services - 0.2%
193,483	Catalent Pharma Solutions, Inc. 6.86%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	193,301
	IQVIA, Inc.
EUR 147,774	5.35%, 06/11/2025, 3 mo. EURIBOR + 2.00%	160,942
$ 183,612	6.60%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	184,015
		538,258
	Home Furnishings - 0.0%
175,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	174,855
	Insurance - 0.2%
185,598	Asurion LLC 8.79%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	183,808
148,900	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	149,168
217,793	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	217,824
134,767	USI, Inc. 7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	134,700
		685,500
	Internet - 0.1%
174,105	Go Daddy Operating Co. LLC 6.69%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	173,948
200,450	MH Sub I LLC 8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	199,121
		373,069
	IT Services - 0.1%
100,000	Amentum Holdings, Inc. 6.94%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	99,925
150,000	CACI International, Inc. 0.00%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%(11)	150,000
174,704	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	168,807
		418,732
	Leisure Time - 0.0%
125,418	Carnival Corp. 7.44%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	125,575
	Media - 0.1%
248,867	Charter Communications Operating LLC 6.34%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	248,573
	Pharmaceuticals - 0.0%
139,333	Elanco Animal Health, Inc. 6.69%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	139,014
The accompanying notes are an integral part of these financial statements.

36

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.5%(10) - (continued)
	Pipelines - 0.0%
$ 134,843	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	$134,824
	Retail - 0.3%
203,284	Beacon Roofing Supply, Inc. 6.69%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	203,593
153,065	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	153,295
159,677	IRB Holding Corp. 7.54%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	159,577
321,326	KFC Holding Co. 6.65%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	321,901
		838,366
	Software - 0.1%
99,000	Quartz Acquireco LLC 7.35%, 06/28/2030, 3 mo. USD Term SOFR + 2.75%	98,876
112,452	SS&C Technologies, Inc. 6.69%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	112,420
		211,296
	Total Senior Floating Rate Interests (cost $8,147,934)	$8,158,250
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
6,378,836	0.85%, 11/25/2030(1)(4)	$252,083
951,704	0.88%, 11/25/2030(1)(4)	39,953
1,720,791	1.02%, 10/25/2030(1)(4)	81,143
5,191,145	1.11%, 06/25/2030(1)(4)	264,746
24,903	6.86%, 01/25/2051, 30 day USD SOFR Average + 2.00%(2)(5)	24,768
	Total U.S. Government Agencies (cost $716,123)	$662,693
U.S. GOVERNMENT SECURITIES - 79.7%
	U.S. Treasury Securities - 79.7%
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
5,070,037	0.63%, 02/15/2043(9)	$3,907,454
	U.S. Treasury Inflation-Indexed Notes - 78.5%
9,554,627	0.13%, 04/15/2026(9)	9,280,833
33,251,903	0.13%, 10/15/2026(9)(12)(13)	32,220,867
13,925,877	0.13%, 01/15/2030(9)	12,759,105
21,731,352	0.13%, 07/15/2030(9)	19,813,410
28,707,595	0.13%, 01/15/2031(9)	25,814,176
21,537,798	0.13%, 07/15/2031(9)	19,254,179
3,062,402	0.38%, 01/15/2027(9)	2,962,376
12,186,469	0.38%, 07/15/2027(9)	11,767,267
6,355,327	0.50%, 01/15/2028(9)	6,095,069
21,782,360	0.63%, 07/15/2032(9)	19,848,167
46,525,724	0.88%, 01/15/2029(9)	44,756,559
13,029,974	1.13%, 01/15/2033(9)	12,231,106
13,474,240	1.38%, 07/15/2033(9)	12,892,836
5,504,527	1.63%, 10/15/2027(9)	5,491,897
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 79.7% - (continued)
	U.S. Treasury Securities - 79.7% - (continued)
	U.S. Treasury Inflation-Indexed Notes - 78.5% - (continued)
$ 10,614,382	1.75%, 01/15/2034(9)		$10,412,655
12,805,993	1.88%, 07/15/2034(9)		12,715,520
			258,316,022
	Total U.S. Government Securities (cost $278,547,916)		$262,223,476
	Total Long-Term Investments (cost $349,068,477)		$325,042,704
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.3%
1,038,602	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $1,038,742; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $1,059,522		$1,038,602
	Securities Lending Collateral - 0.1%
59,692	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(14)		59,692
198,975	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(14)		198,975
59,693	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(14)		59,693
59,693	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(14)		59,693
			378,053
	Total Short-Term Investments (cost $1,416,655)		$1,416,655
	Total Investments (cost $350,485,132)	99.2%	$326,459,359
	Other Assets and Liabilities	0.8%	2,547,884
	Net Assets	100.0%	$329,007,243
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
The accompanying notes are an integral part of these financial statements.

37

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2024

(4)	Securities disclosed are interest-only strips.
(5)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$15,659,534, representing 4.8% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $11,632,655, representing 3.5% of net assets.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $2,616,282.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $1,065,893.
(14)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	109	12/16/2024	$8,022,935	$(385,329)
U.S. Treasury 2-Year Note Future	51	12/31/2024	10,503,211	(137,065)
U.S. Treasury 5-Year Note Future	36	12/31/2024	3,860,437	(92,373)
U.S. Treasury Ultra Bond Future	31	12/19/2024	3,894,375	(42,580)
Total				$(657,347)
Short position contracts:
Euro BUXL 30-Year Bond Future	(4)	12/06/2024	$(575,898)	$10,309
Euro-BUND Future	(16)	12/06/2024	(2,293,847)	24,471
Euro-Schatz Future	(164)	12/06/2024	(19,005,775)	79,910
French Government Bond Future	(31)	12/06/2024	(4,203,566)	74,909
Long Gilt Future	(12)	12/27/2024	(1,455,119)	42,696
U.S. Treasury 10-Year Note Future	(4)	12/19/2024	(441,875)	57
Total				$232,352
Total futures contracts				$(424,995)

The accompanying notes are an integral part of these financial statements.

38

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Interest Rate Swap Contracts Outstanding at October 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,007,054	$1,007,054
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	(3,657)	(3,657)
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	744,609	744,609
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	23,989	23,989
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(8,702)	(192,587)	(183,885)
Total OTC interest rate swap contracts							$—	$(8,702)	$1,579,408	$1,588,110

(1)	At October 31, 2024, the counterparty had deposited in a segregated account securities with a value of $1,172,295 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	805,000	5.33%	12/20/2024	Quarterly	$—	$—	$(31,352)	$(31,352)

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$236,450	$—	$312,596	$76,146
Total centrally cleared credit default swap contracts						$236,450	$—	$312,596	$76,146

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	$—	$(57,269)	$440,813	$498,082
Total centrally cleared interest rate swaps contracts						$—	$(57,269)	$440,813	$498,082

Bond Forward Contracts Outstanding at October 31, 2024
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	14,785,218	04/15/2025	$8,983
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/2025(1)	USD	10,679,532	07/15/2025	4,281
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,637,876	01/15/2026	5,855
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,538,790	07/15/2028	3,589
Total Bond Forward Contracts					$22,708

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,643,888	USD	JPM	11/29/2024	$5,160
15,943,000	BRL	2,925,563	USD	CBK	11/04/2024	(169,676)
14,800,000	BRL	2,581,073	USD	UBS	12/03/2024	(31,061)
The accompanying notes are an integral part of these financial statements.

39

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,814,000,000	COP	1,115,385	USD	MSC	11/29/2024	$(32,116)
16,470,000	MXN	827,559	USD	HSBC	11/29/2024	(8,603)
18,100,000	NOK	1,654,818	USD	HSBC	11/29/2024	(9,102)
1,173,000	SEK	111,094	USD	HSBC	11/29/2024	(842)
893,865	USD	1,347,000	AUD	BCLY	11/29/2024	7,131
4,304,392	USD	23,457,000	BRL	CBK	11/04/2024	249,645
206,415	USD	1,143,000	BRL	JPM	11/04/2024	8,837
4,090,826	USD	23,457,000	BRL	UBS	12/03/2024	49,230
4,087,714	USD	5,655,000	CAD	SCB	11/29/2024	22,525
2,262,402	USD	9,764,526,000	COP	MSC	11/29/2024	65,142
6,333,678	USD	5,842,224	EUR	DEUT	11/29/2024	(28,716)
1,582,513	USD	239,668,000	JPY	WEST	11/29/2024	(761)
3,453,489	USD	68,731,000	MXN	HSBC	11/29/2024	35,902
7,696,500	USD	12,813,000	NZD	SSG	11/29/2024	36,719
Total foreign currency contracts						$199,414
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$14,476,109	$—	$14,476,109	$—
Convertible Bonds	3,885,402	—	3,885,402	—
Corporate Bonds	4,356,456	—	4,356,456	—
Foreign Government Obligations	31,280,318	—	31,280,318	—
Senior Floating Rate Interests	8,158,250	—	8,158,250	—
U.S. Government Agencies	662,693	—	662,693	—
U.S. Government Securities	262,223,476	—	262,223,476	—
Short-Term Investments	1,416,655	378,053	1,038,602	—
Bond Forwards(2)	22,708	—	22,708	—
Foreign Currency Contracts(2)	480,291	—	480,291	—
Futures Contracts(2)	232,352	232,352	—	—
Swaps - Credit Default(2)	76,146	—	76,146	—
Swaps - Interest Rate(2)	2,273,734	—	2,273,734	—
Total	$329,544,590	$610,405	$328,934,185	$—
Liabilities
Foreign Currency Contracts(2)	$(280,877)	$—	$(280,877)	$—
Futures Contracts(2)	(657,347)	(657,347)	—	—
Swaps - Interest Rate(2)	(187,542)	—	(187,542)	—
Swaps - Total Return(2)	(31,352)	—	(31,352)	—
Total	$(1,157,118)	$(657,347)	$(499,771)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

40

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 45.6%
	Asset-Backed - Automobile - 0.9%
$ 560,000	Chase Auto Owner Trust 5.87%, 09/25/2031(1)	$564,878
500,000	Hertz Vehicle Financing LLC 6.78%, 09/25/2028(1)	470,728
260,000	SFS Auto Receivables Securitization Trust 5.54%, 02/20/2032(1)	263,075
		1,298,681
	Commercial Mortgage-Backed Securities - 5.4%
1,000,000	280 Park Avenue Mortgage Trust 7.24%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	928,533
70,000	ARZ Trust 7.49%, 06/11/2029(1)	71,074
1,557,772	Bank5 Trust 0.74%, 05/15/2057(1)(3)(4)	45,834
1,040,139	BX Commercial Mortgage Trust 7.49%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	1,039,814
	BX Trust
683,577	7.64%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	681,868
840,713	8.49%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	835,536
465,000	8.74%, 07/15/2029, 1 mo. USD Term SOFR + 3.94%(1)(2)	464,243
775,000	ELM Trust 7.79%, 06/10/2039(1)(4)	781,436
888,857	Extended Stay America Trust 7.17%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	889,968
100,000	ROCK Trust 8.82%, 11/13/2041(1)	101,788
	WCORE Commercial Mortgage Trust
740,000	7.64%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	738,109
740,000	8.64%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	738,109
500,000	Wells Fargo Commercial Mortgage Trust 7.57%, 07/15/2035(1)(4)	497,755
		7,814,067
	Other Asset-Backed Securities - 30.0%
1,500,000	Alinea CLO Ltd. 10.88%, 07/20/2031, 3 mo. USD Term SOFR + 6.26%(1)(2)	1,485,412
750,000	Anchorage Capital CLO 28 Ltd. 6.87%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	751,857
250,000	Apidos CLO XLVIII Ltd. 7.37%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	249,746
1,500,000	Apidos CLO XVIII Ltd. 7.09%, 10/22/2030, 3 mo. USD Term SOFR + 2.46%(1)(2)	1,503,676
820,000	Bain Capital Credit CLO Ltd. 6.37%, 10/20/2036, 3 mo. USD Term SOFR + 1.75%(1)(2)	824,991
1,000,000	Ballyrock CLO Ltd. 11.38%, 02/20/2036, 3 mo. USD Term SOFR + 6.25%(1)(2)	998,119
830,000	Barings CLO Ltd. 9.66%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	834,722
500,000	Beechwood Park CLO Ltd. 11.15%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	501,060
825,000	Benefit Street Partners CLO IV Ltd. 5.97%, 04/20/2034, 3 mo. USD Term SOFR + 1.35%(1)(2)	826,354
1,000,000	Carlyle Global Market Strategies CLO Ltd. 10.42%, 10/15/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	988,863
	Carlyle U.S. CLO Ltd.
1,500,000	11.13%, 07/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,506,924
500,000	11.59%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	499,983
544,039	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	371,532
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 45.6% - (continued)
	Other Asset-Backed Securities - 30.0% - (continued)
$ 1,036,692	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	$954,377
	CIFC Funding Ltd.
1,000,000	11.00%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	999,741
250,000	11.38%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	250,380
1,000,000	Dryden 60 CLO Ltd. 10.52%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	982,115
1,000,000	Dryden 64 CLO Ltd. 10.49%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	926,616
450,000	Dryden 72 CLO Ltd. 6.79%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	450,184
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	559,409
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.12%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	1,005,901
356,673	GreenSky Home Improvement Trust 5.88%, 06/25/2059(1)	359,610
1,400,000	Harriman Park CLO Ltd. 11.28%, 04/20/2034, 3 mo. USD Term SOFR + 6.66%(1)(2)	1,401,981
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	780,659
1,000,000	KKR CLO 34 Ltd. 11.77%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	992,688
1,000,000	LCM XXV Ltd. 8.33%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	1,000,145
1,250,000	Madison Park Funding XLII Ltd. 10.94%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,245,739
1,000,000	Madison Park Funding XLV Ltd. 11.27%, 07/15/2034, 3 mo. USD Term SOFR + 6.61%(1)(2)	1,000,522
1,000,000	Madison Park Funding XXVIII Ltd. 10.17%, 07/15/2030, 3 mo. USD Term SOFR + 5.51%(1)(2)	998,942
750,000	Madison Park Funding XXXVII Ltd. 6.19%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	754,350
650,000	Neuberger Berman CLO XXI Ltd. 11.34%, 04/20/2034, 3 mo. USD Term SOFR + 6.72%(1)(2)	651,240
500,000	Neuberger Berman Loan Advisers CLO 42 Ltd. 10.86%, 07/16/2035, 3 mo. USD Term SOFR + 6.21%(1)(2)	502,014
1,000,000	New Economy Assets Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	888,584
	OCP CLO Ltd.
775,000	7.38%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	778,663
1,500,000	11.38%, 10/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,473,340
1,180,000	Octagon Investment Partners 29 Ltd. 6.88%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,194,742
	Palmer Square CLO Ltd.
400,000	10.61%, 01/17/2031, 3 mo. USD Term SOFR + 5.96%(1)(2)	398,850
1,000,000	10.63%, 07/20/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	1,005,636
1,000,000	11.89%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	1,002,629
1,000,000	Palmer Square Loan Funding Ltd. 11.85%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	996,561
1,000,000	RR 12 Ltd. 11.56%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	1,001,787
The accompanying notes are an integral part of these financial statements.

41

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 45.6% - (continued)
	Other Asset-Backed Securities - 30.0% - (continued)
$ 1,500,000	RR 24 Ltd. 6.39%, 01/15/2036, 3 mo. USD Term SOFR + 1.73%(1)(2)	$1,502,509
500,000	RRX 6 Ltd. 11.28%, 01/15/2037, 3 mo. USD Term SOFR + 6.62%(1)(2)	497,400
349,844	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	352,295
1,000,000	Southwick Park CLO LLC 11.13%, 07/20/2032, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,000,044
745,000	Stream Innovations Issuer Trust 9.05%, 02/15/2045(1)	738,569
1,300,000	Symphony CLO XXII Ltd. 11.14%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,304,980
1,000,000	Symphony Static CLO I Ltd. 10.24%, 10/25/2029, 3 mo. USD Term SOFR + 5.61%(1)(2)	996,921
500,000	Thayer Park CLO Ltd. 11.13%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	499,545
105,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	106,392
800,000	Voya CLO Ltd. 6.88%, 10/18/2031, 3 mo. USD Term SOFR + 2.25%(1)(2)	802,398
		43,701,697
	Whole Loan Collateral CMO - 9.3%
137,305	Chase Home Lending Mortgage Trust 3.25%, 09/25/2064(1)(4)	120,659
	Federal National Mortgage Association Connecticut Avenue Securities Trust
204,724	5.86%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	204,724
1,260,000	7.36%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	1,285,696
225,000	7.66%, 03/25/2044, 30 day USD SOFR Average + 2.80%(1)(2)	228,936
2,000,000	7.86%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	2,051,050
2,000,000	7.96%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	2,053,054
700,000	9.36%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	738,376
1,500,000	9.61%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	1,627,944
670,000	10.46%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	732,176
820,000	10.86%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	861,872
667,199	Radnor Re Ltd. 6.86%, 09/25/2034, 30 day USD SOFR Average + 2.00%(1)(2)	668,081
	Verus Securitization Trust
1,000,000	8.09%, 03/25/2069(1)(4)	1,008,909
1,000,000	8.12%, 12/25/2068(1)(4)	1,007,455
1,000,000	8.23%, 11/25/2068(1)(4)	1,002,166
		13,591,098
	Total Asset & Commercial Mortgage-Backed Securities (cost $66,180,116)	$66,405,543
CONVERTIBLE BONDS - 5.2%
	Airlines - 0.1%
135,000	Southwest Airlines Co. 1.25%, 05/01/2025	$136,350
	Auto Manufacturers - 0.2%
155,000	Ford Motor Co. 0.00%, 03/15/2026(5)	150,505
145,000	Rivian Automotive, Inc. 3.63%, 10/15/2030	112,143
		262,648
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.2% - (continued)
	Biotechnology - 0.4%
$ 150,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	$171,000
135,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	116,465
255,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	257,805
		545,270
	Commercial Services - 0.4%
	Alarm.com Holdings, Inc.
135,000	0.00%, 01/15/2026(5)	125,617
140,000	2.25%, 06/01/2029(1)	131,460
230,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	219,305
130,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(5)	158,730
		635,112
	Electric - 0.5%
140,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	173,670
230,000	PG&E Corp. 4.25%, 12/01/2027(1)	250,815
210,000	Southern Co. 3.88%, 12/15/2025	234,360
		658,845
	Energy-Alternate Sources - 0.1%
245,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)(6)	205,065
	Engineering & Construction - 0.2%
200,000	Fluor Corp. 1.13%, 08/15/2029	261,100
	Entertainment - 0.3%
210,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(5)	176,715
190,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	241,663
		418,378
	Healthcare - Products - 0.4%
	Exact Sciences Corp.
165,000	0.38%, 03/15/2027	159,060
90,000	2.00%, 03/01/2030(1)	101,925
195,000	Insulet Corp. 0.38%, 09/01/2026	229,417
155,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	147,405
		637,807
	Home Builders - 0.1%
132,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	140,118
	Internet - 0.6%
120,000	Etsy, Inc. 0.25%, 06/15/2028	97,866
	Sea Ltd.
160,000	0.25%, 09/15/2026	144,080
60,000	2.38%, 12/01/2025	71,640
155,000	Snap, Inc. 0.13%, 03/01/2028	124,775
	Uber Technologies, Inc.
40,000	0.00%, 12/15/2025(5)	42,980
185,000	0.88%, 12/01/2028(1)	222,925
175,000	Zillow Group, Inc. 1.38%, 09/01/2026	240,187
		944,453
	IT Services - 0.3%
202,000	Rapid7, Inc. 0.25%, 03/15/2027	187,355
150,000	Seagate HDD Cayman 3.50%, 06/01/2028	200,625
65,000	Zscaler, Inc. 0.13%, 07/01/2025	81,965
		469,945
	Leisure Time - 0.0%
32,000	Carnival Corp. 5.75%, 12/01/2027	58,432
	Machinery-Diversified - 0.2%
208,000	Middleby Corp. 1.00%, 09/01/2025	228,218
	Miscellaneous Manufacturing - 0.1%
140,000	John Bean Technologies Corp. 0.25%, 05/15/2026	134,064
The accompanying notes are an integral part of these financial statements.

42

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.2% - (continued)
	Pharmaceuticals - 0.0%
$ 60,000	Dexcom, Inc. 0.25%, 11/15/2025	$57,090
	Real Estate Investment Trusts - 0.4%
185,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	189,440
	Rexford Industrial Realty LP
120,000	4.13%, 03/15/2029(1)	119,880
120,000	4.38%, 03/15/2027(1)	119,400
140,000	Welltower OP LLC 2.75%, 05/15/2028(1)	201,040
		629,760
	Semiconductors - 0.3%
200,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	192,500
	ON Semiconductor Corp.
80,000	0.00%, 05/01/2027(5)	114,200
110,000	0.50%, 03/01/2029	109,813
		416,513
	Software - 0.6%
145,000	Datadog, Inc. 0.13%, 06/15/2025	200,825
245,000	Dayforce, Inc. 0.25%, 03/15/2026	231,647
60,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	60,870
95,000	MongoDB, Inc. 0.25%, 01/15/2026	126,873
176,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(5)	178,992
		799,207
	Total Convertible Bonds (cost $7,381,103)	$7,638,375
CORPORATE BONDS - 24.0%
	Advertising - 0.6%
1,000,000	Lamar Media Corp. 3.63%, 01/15/2031	$892,500
	Aerospace/Defense - 0.2%
195,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	216,464
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	296,654
	Apparel - 0.2%
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	208,934
	Chemicals - 0.5%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	215,629
545,000	Tronox, Inc. 4.63%, 03/15/2029(1)	494,471
		710,100
	Commercial Banks - 4.0%
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(7)	507,378
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(7)	875,430
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(7)	890,497
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(7)	510,155
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	148,232
330,000	12.00%, 10/01/2028(1)	356,550
485,000	12.25%, 10/01/2030(1)	534,183
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(7)	518,895
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.0% - (continued)
	Commercial Banks - 4.0% - (continued)
$ 900,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	$891,691
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	522,080
		5,755,091
	Commercial Services - 0.7%
200,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	200,402
385,000	Block, Inc. 6.50%, 05/15/2032(1)	391,840
	Service Corp. International
325,000	4.00%, 05/15/2031	293,103
125,000	5.75%, 10/15/2032	122,791
		1,008,136
	Construction Materials - 0.2%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	228,881
	Diversified Financial Services - 3.3%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	857,359
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	880,865
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	105,816
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	443,812
485,000	goeasy Ltd. 7.63%, 07/01/2029(1)	498,103
450,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	440,452
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	391,010
900,000	Radian Group, Inc. 4.88%, 03/15/2027	893,306
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	149,242
205,000	5.75%, 06/15/2027(1)	201,430
		4,861,395
	Electric - 0.4%
550,000	Pacific Gas & Electric Co. 4.20%, 03/01/2029	532,243
75,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(7)	77,469
		609,712
	Entertainment - 0.9%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	254,036
195,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	190,208
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	513,816
340,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)	338,407
		1,296,467
	Healthcare - Products - 0.9%
850,000	Hologic, Inc. 4.63%, 02/01/2028(1)	833,922
500,000	Solventum Corp. 5.40%, 03/01/2029(1)	506,366
		1,340,288
	Insurance - 0.9%
550,000	Corebridge Financial, Inc. 3.85%, 04/05/2029	525,568
550,000	MGIC Investment Corp. 5.25%, 08/15/2028	541,810
265,000	Ryan Specialty LLC 5.88%, 08/01/2032(1)	264,115
		1,331,493
	Internet - 0.5%
295,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	290,939
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	462,180
		753,119
	Leisure Time - 0.5%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	765,315
The accompanying notes are an integral part of these financial statements.

43

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.0% - (continued)
	Lodging - 1.4%
$ 405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	$411,065
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	887,761
345,000	5.90%, 06/01/2027	350,453
450,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	448,609
		2,097,888
	Media - 1.3%
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	867,259
475,000	Paramount Global 7.88%, 07/30/2030	511,724
500,000	Townsquare Media, Inc. 6.88%, 02/01/2026(1)	498,125
		1,877,108
	Mining - 1.4%
755,000	Constellium SE 6.38%, 08/15/2032(1)	743,185
1,000,000	FMG Resources August 2006 Pty. Ltd. 5.88%, 04/15/2030(1)	995,211
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	304,261
		2,042,657
	Oil & Gas - 1.1%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	512,992
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	447,953
180,000	Sunoco LP 7.00%, 05/01/2029(1)	185,684
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	474,799
		1,621,428
	Packaging & Containers - 0.5%
250,000	Clydesdale Acquisition Holdings, Inc. 6.88%, 01/15/2030(1)	253,641
465,000	Graphic Packaging International LLC 6.38%, 07/15/2032(1)	469,151
		722,792
	Real Estate Investment Trusts - 1.4%
170,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	174,146
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	449,405
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	515,757
240,000	VICI Properties LP 5.75%, 04/01/2034	243,775
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	627,618
		2,010,701
	Retail - 0.8%
185,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	185,829
1,000,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	915,039
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	117,286
		1,218,154
	Semiconductors - 0.6%
1,000,000	Entegris, Inc. 3.63%, 05/01/2029(1)	915,035
	Software - 0.5%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	623,795
175,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	158,383
		782,178
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 24.0% - (continued)
	Telecommunications - 0.6%
$ 350,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	$342,514
500,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	532,636
		875,150
	Trucking & Leasing - 0.4%
520,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 03/30/2029(1)	526,112
	Total Corporate Bonds (cost $34,346,749)	$34,963,752
SENIOR FLOATING RATE INTERESTS - 12.7%(8)
	Aerospace/Defense - 0.1%
213,926	TransDigm, Inc. 7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	$214,102
	Airlines - 0.3%
178,500	American Airlines, Inc. 9.63%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	183,493
120,000	JetBlue Airways Corp. 10.52%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	119,160
107,319	SkyMiles IP Ltd. 8.37%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	109,262
		411,915
	Apparel - 0.2%
236,119	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	236,532
119,308	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	120,054
		356,586
	Auto Parts & Equipment - 0.2%
287,520	First Brands Group LLC 9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	279,076
	Chemicals - 0.3%
100,000	A-AP Buyer, Inc. 7.85%, 09/09/2031, 3 mo. USD Term SOFR + 3.25%	100,250
198,999	Nouryon Finance BV 8.63%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	199,910
	USALCO LLC
9,341	0.00%, 09/17/2031, 1 mo. USD Term SOFR + 4.00%(9)(10)	9,390
90,659	8.69%, 09/17/2031, 1 mo. USD Term SOFR + 4.00%	91,141
		400,691
	Commercial Services - 1.1%
210,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	210,699
100,000	Boost Newco Borrower LLC 7.10%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	100,188
174,561	Ensemble RCM LLC 7.59%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	174,715
165,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	165,000
195,394	Fugue Finance BV 9.06%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	196,158
130,000	OMNIA Partners LLC 7.87%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	130,190
	Ryan LLC
19,048	3.50%, 11/14/2030, 3 mo. USD Term SOFR + 3.50%(10)	18,994
180,048	8.19%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	179,542
The accompanying notes are an integral part of these financial statements.

44

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.7%(8) - (continued)
	Commercial Services - 1.1% - (continued)
$ 200,286	Trans Union LLC 6.69%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	$200,182
198,957	WEX, Inc. 6.69%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	199,083
		1,574,751
	Construction Materials - 0.7%
198,500	Emerald Borrower LP 7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	198,139
	Hobbs & Associates LLC
10,000	1.63%, 07/23/2031, 3 mo. USD Term SOFR + 1.63%(10)	9,991
100,000	7.94%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	99,917
105,000	Nvent Electric PLC 0.00%, 09/12/2031, 1 mo. USD Term SOFR + 3.50%(9)	105,000
198,482	Quikrete Holdings, Inc. 7.19%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	198,309
148,623	Tamko Building Products LLC 7.49%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	148,623
300,000	Wilsonart LLC 8.85%, 08/05/2031, U.S. (Fed) Prime Rate + 4.25%	296,439
		1,056,418
	Distribution/Wholesale - 0.1%
176,343	Windsor Holdings III LLC 8.26%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	176,917
	Diversified Financial Services - 0.4%
148,625	Aretec Group, Inc. 8.69%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	147,766
149,316	Blackhawk Network Holdings, Inc. 9.69%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	149,913
248,099	Hightower Holding LLC 8.75%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	248,285
		545,964
	Electronics - 0.4%
138,337	II-VI, Inc. 7.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	138,164
200,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(9)	199,500
209,562	Roper Industrial Products Investment Co. LLC 7.85%, 11/22/2029, 3 mo. USD Term SOFR + 3.25%	209,528
		547,192
	Entertainment - 1.4%
230,331	Caesars Entertainment, Inc. 7.44%, 02/06/2030, 1 mo. USD Term SOFR + 2.75%	230,234
396,702	Great Canadian Gaming Corp. 9.01%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	395,908
763,975	Maverick Gaming LLC 12.11%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	513,503
297,501	Ontario Gaming GTA LP 8.89%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	297,341
120,000	OVG Business Services LLC 7.69%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	119,550
278,272	UFC Holdings LLC 7.64%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	278,417
213,181	William Morris Endeavor Entertainment LLC 7.54%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	213,115
		2,048,068
	Environmental Control - 0.1%
198,473	Filtration Group Corp. 8.30%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	198,721
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.7%(8) - (continued)
	Food - 0.1%
$ 100,000	Aspire Bakeries Holdings LLC 8.97%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	$99,667
	Food Service - 0.2%
150,000	Aramark Services, Inc. 6.69%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	150,000
100,000	Golden State Foods LLC 0.00%, 10/07/2031, 1 mo. USD Term SOFR + 4.25%(9)	100,000
		250,000
	Hand/Machine Tools - 0.1%
150,000	Alliance Laundry Systems LLC 8.19%, 08/19/2031, 1 mo. USD Term SOFR + 3.50%	150,209
	Healthcare - Products - 0.4%
247,371	Bausch & Lomb Corp. 8.69%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	247,679
99,742	Insulet Corp. 7.19%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	99,992
160,000	Medline Borrower LP 6.94%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	159,963
		507,634
	Healthcare - Services - 0.1%
100,000	Concentra Health Services, Inc. 6.94%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	100,125
	Home Builders - 0.2%
248,077	Tecta America Corp. 8.80%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	248,697
	Home Furnishings - 0.3%
248,009	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	247,855
175,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	174,855
		422,710
	Insurance - 1.0%
199,614	Acrisure LLC 8.01%, 11/06/2030, 1 mo. USD Term SOFR + 3.25%	199,115
	Asurion LLC
216,403	9.04%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	215,051
200,000	10.05%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	190,358
248,650	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	249,098
248,741	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	248,775
175,000	Truist Insurance Holdings LLC 7.85%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	175,110
192,097	USI, Inc. 7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	192,001
		1,469,508
	Internet - 0.4%
198,462	Endure Digital, Inc. 8.47%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	179,906
200,000	Getty Images, Inc. 8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	198,626
198,492	MH Sub I LLC 8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	197,176
		575,708
	IT Services - 0.6%
100,000	Amentum Holdings, Inc. 6.94%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	99,925
The accompanying notes are an integral part of these financial statements.

45

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.7%(8) - (continued)
	IT Services - 0.6% - (continued)
$ 160,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	$159,667
203,364	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	202,770
177,583	NCR Atleos LLC 8.40%, 03/27/2029, 3 mo. USD Term SOFR + 3.75%	177,583
198,784	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	192,075
		832,020
	Leisure Time - 0.1%
198,462	MajorDrive Holdings IV LLC 8.87%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	198,886
	Media - 0.1%
199,000	Century DE Buyer LLC 8.60%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	199,291
	Mining - 0.1%
197,386	Arsenal AIC Parent LLC 7.94%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	197,550
	Miscellaneous Manufacturing - 0.1%
110,000	LTI Holdings, Inc. 9.44%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	109,266
	Packaging & Containers - 0.4%
282,085	Berlin Packaging LLC 8.58%, 06/09/2031, 3 mo. USD Term SOFR + 3.75%	282,565
165,144	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	164,690
129,350	SupplyOne, Inc. 8.44%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	129,396
		576,651
	Pharmaceuticals - 0.1%
100,000	Endo Luxembourg Finance Co. I SARL 8.71%, 04/23/2031, U.S. (Fed) Prime Rate + 3.00%	100,063
	Pipelines - 0.8%
207,309	Brazos Delaware II LLC 8.25%, 02/11/2030, 6 mo. USD Term SOFR + 3.50%	207,494
100,000	CPPIB Capital, Inc. 7.85%, 08/20/2031, 3 mo. USD Term SOFR + 3.25%	100,250
100,000	EPIC Crude Services LP 7.66%, 10/10/2031, 3 mo. USD Term SOFR + 3.00%	99,911
170,000	NGP XI Midstream Holdings LLC 8.60%, 07/25/2031, 3 mo. USD Term SOFR + 4.00%	169,895
213,320	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	213,290
175,000	Rockpoint Gas Storage Partners LP 8.36%, 09/12/2031, 3 mo. USD Term SOFR + 3.50%	174,454
196,869	Traverse Midstream Partners LLC 8.09%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	197,197
		1,162,491
	Retail - 0.7%
149,002	1011778 BC Unlimited Liability Co. 6.44%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	147,661
148,595	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	148,818
99,259	Gulfside Supply, Inc. 7.78%, 06/17/2031, 1 mo. USD Term SOFR + 3.00%	99,210
275,288	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	271,090
99,750	MI Windows & Doors LLC 7.69%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	99,987
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.7%(8) - (continued)
	Retail - 0.7% - (continued)
$ 198,972	Michaels Cos., Inc. 9.12%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	$150,389
145,000	White Cap Buyer LLC 7.94%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	144,604
		1,061,759
	Software - 1.3%
148,605	AthenaHealth Group, Inc. 7.94%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	148,017
170,000	Banff Merger Sub, Inc. 8.34%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	169,420
100,000	BCPE Pequod Buyer, Inc. 0.00%, 09/19/2031, 1 mo. USD Term SOFR + 3.50%(9)	99,925
271,510	Cast & Crew Payroll LLC 8.44%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	265,062
248,092	EP Purchaser LLC 8.37%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	246,851
	Epicor Software Corp.
89,499	7.94%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	89,736
10,501	8.10%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	10,529
200,000	Evertec Group LLC 7.94%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	200,000
159,725	Open Text Corp. 6.94%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	160,154
194,020	Rocket Software, Inc. 9.44%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	194,239
100,000	Thunder Generation Funding LLC 7.61%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	100,075
180,784	Waystar Technologies, Inc. 7.44%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	181,313
		1,865,321
	Telecommunications - 0.2%
120,000	Frontier Communications Corp. 8.76%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	120,487
199,490	Zacapa SARL 8.35%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	199,518
		320,005
	Transportation - 0.1%
190,000	Third Coast Infrastructure LLC 8.94%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	187,625
	Total Senior Floating Rate Interests (cost $18,544,961)	$18,445,587
U.S. GOVERNMENT AGENCIES - 11.4%
	Mortgage-Backed Agencies - 11.4%
	Federal Home Loan Mortgage Corp. - 11.4%
2,000,000	8.21%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	$2,048,760
1,500,000	8.26%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,544,231
1,490,000	8.51%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,545,407
1,000,000	9.21%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	1,065,422
1,200,000	10.11%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,292,912
1,510,000	10.21%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,641,344
1,400,000	10.36%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	1,539,949
1,430,000	10.51%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,543,277
The accompanying notes are an integral part of these financial statements.

46

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 11.4% - (continued)
	Mortgage-Backed Agencies - 11.4% - (continued)
	Federal Home Loan Mortgage Corp. - 11.4% - (continued)
$ 977,000	12.46%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	$1,131,700
1,500,000	12.66%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,620,081
1,350,000	13.01%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,565,585
	Total U.S. Government Agencies (cost $16,576,587)	$16,538,668
COMMON STOCKS - 0.3%
	Energy - 0.3%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(11)	$200,273
2,907	Kelly Topco Shares*(11)	203,199
13,865	TexGen Power LLC*(11)(12)	555
		404,027
	Insurance - 0.0%
34,814	Tenerity, Inc.*(11)(12)	—
	Materials - 0.0%
3,079	Utex Industries*(11)	107,380
	Total Common Stocks (cost $2,123,520)	$511,407
PREFERRED STOCKS - 0.2%
	Capital Goods - 0.1%
2,300	Boeing Co. (Preference Shares), 6.00%*	$123,579
	Financial Services - 0.1%
2,400	Ares Management Corp. Series B, 6.75%*	129,360
	Total Preferred Stocks (cost $241,397)	$252,939
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(11)(12)	$131
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(12)	7,425
	Total Warrants (cost $8,850)	$7,556
	Total Long-Term Investments (cost $145,403,283)	$144,763,827
SHORT-TERM INVESTMENTS - 0.0%
	Securities Lending Collateral - 0.0%
6,063	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(13)	$6,063
20,210	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(13)	20,210
6,063	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(13)	6,063
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
6,063	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(13)		$6,063
	Total Short-Term Investments (cost $38,399)		$38,399
	Total Investments (cost $145,441,682)	99.4%	$144,802,226
	Other Assets and Liabilities	0.6%	821,623
	Net Assets	100.0%	$145,623,849
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$108,900,686, representing 74.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.

47

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2024, the aggregate value of the unfunded commitment was $38,375, which represents to 0.0% of total net assets.

(11)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $518,963 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$200,273
09/2021	Kelly Topco Shares	2,907	231,426	203,199
Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	$—	$7,425
06/2017	Tenerity, Inc.	34,814	1,198,751	—
02/2024	TexGen Power LLC	13,865	—	555
12/2020	Utex Industries	3,079	92,524	107,380
12/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	131
			$2,132,370	$518,963

(12)	Investment valued using significant unobservable inputs.
(13)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	85	12/31/2024	$17,505,352	$(159,381)
Total futures contracts				$(159,381)

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,796,630	EUR	1,947,765	USD	DEUT	11/29/2024	$8,831
3,457,125	USD	3,188,873	EUR	DEUT	11/29/2024	(15,674)
Total foreign currency contracts						$(6,843)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

48

Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$66,405,543	$—	$66,405,543	$—
Convertible Bonds	7,638,375	—	7,638,375	—
Corporate Bonds	34,963,752	—	34,963,752	—
Senior Floating Rate Interests	18,445,587	—	18,445,587	—
U.S. Government Agencies	16,538,668	—	16,538,668	—
Common Stocks
Energy	404,027	—	403,472	555
Insurance	—	—	—	—
Materials	107,380	—	107,380	—
Preferred Stocks	252,939	252,939	—	—
Warrants	7,556	—	—	7,556
Short-Term Investments	38,399	38,399	—	—
Foreign Currency Contracts(2)	8,831	—	8,831	—
Total	$144,811,057	$291,338	$144,511,608	$8,111
Liabilities
Foreign Currency Contracts(2)	$(15,674)	$—	$(15,674)	$—
Futures Contracts(2)	(159,381)	(159,381)	—	—
Total	$(175,055)	$(159,381)	$(15,674)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

49

The Hartford Municipal Opportunities Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5%
	Alabama - 5.2%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,323,672
8,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,814,974
	Black Belt Energy Gas Dist, AL, Rev
1,570,000	4.00%, 12/01/2024	1,569,834
3,235,000	4.00%, 07/01/2052(1)	3,269,587
2,955,000	4.00%, 10/01/2052(1)	2,967,706
4,200,000	5.00%, 10/01/2055(1)	4,459,684
2,000,000	5.25%, 02/01/2053(1)	2,121,305
1,630,000	5.25%, 12/01/2053(1)	1,761,130
13,125,000	5.25%, 05/01/2055(1)	14,218,949
7,000,000	5.50%, 06/01/2049(1)	7,466,396
1,950,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	2,110,900
13,000,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	14,212,995
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,091,562
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,156,992
4,000,000	5.00%, 09/01/2031	4,271,154
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,310,548
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,501,398
2,965,000	5.00%, 11/01/2055(1)	3,187,418
2,165,000	5.50%, 01/01/2053(1)	2,332,691
1,000,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2032	1,022,954
	Troy University, AL, Rev,
1,000,000	(BAM) 5.00%, 11/01/2025	1,015,847
1,250,000	(BAM) 5.00%, 11/01/2026	1,294,565
1,620,000	(BAM) 5.00%, 11/01/2027	1,714,898
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,481,084
		100,678,243
	Alaska - 0.3%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,008,413
1,000,000	5.00%, 09/01/2026	1,005,809
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,397,363
2,255,000	4.00%, 06/01/2038	2,257,332
		6,668,917
	Arizona - 0.3%
1,000,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2038	1,123,754
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(2)	1,743,089
2,295,000	5.00%, 12/01/2038	2,550,966
1,000,000	5.00%, 12/01/2041	1,094,324
		6,512,133
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	California - 6.0%
$ 7,960,000	Bay Area Toll Auth, CA, Rev 3.54%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	$7,871,526
	California Community Choice Financing Auth, CA, Rev
4,790,000	4.00%, 10/01/2052(1)	4,863,219
3,020,000	5.00%, 12/01/2053(1)	3,198,935
15,000,000	5.00%, 02/01/2055(1)(4)	16,128,477
2,000,000	5.25%, 11/01/2054(1)	2,159,327
16,250,000	5.50%, 05/01/2054(1)	17,369,295
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,291,818
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	1,047,196
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,109,774
775,000	(BAM) 5.00%, 05/15/2028	824,571
800,000	(BAM) 5.00%, 05/15/2031	877,759
1,000,000	California Public Finance Auth, CA, Rev 3.13%, 05/15/2029(2)	979,288
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	647,187
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,645,654
1,000,000	5.00%, 05/15/2029	1,041,479
3,300,000	5.00%, 05/15/2038	3,574,970
1,000,000	5.25%, 05/15/2039	1,103,257
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM) 5.00%, 09/01/2031	319,336
910,000	(BAM) 5.00%, 09/01/2032	922,244
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(5)	2,022,028
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	5,189,129
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,446,495
1,535,000	5.00%, 09/01/2031	1,541,437
5,225,000	Long Beach Bond Finance Auth, CA, Rev 5.05%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(3)	5,290,941
2,500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	2,531,702
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,793,779
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	989,317
1,000,000	5.00%, 08/15/2036	1,020,378
2,500,000	5.00%, 08/15/2041	2,540,011
1,000,000	Rancho Cucamonga Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,001,972
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,042,148
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,088,798
25,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	25,037
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	1,192,885
The accompanying notes are an integral part of these financial statements.

50

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	California - 6.0% - (continued)
$ 2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	$2,067,532
7,030,000	State of California, CA, GO 5.00%, 09/01/2036	8,003,013
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,555,748
		116,317,662
	Colorado - 2.6%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,797,304
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AGC) 5.00%, 12/01/2027	498,232
575,000	(AGC) 5.00%, 12/01/2028	611,019
625,000	(AGC) 5.00%, 12/01/2029	672,086
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,324,935
1,000,000	5.00%, 12/01/2034	1,080,336
750,000	5.00%, 11/15/2042	814,239
2,475,000	5.75%, 11/15/2039	2,804,551
	City of Colorado Springs Utilities System, CO, Rev
640,000	5.00%, 11/15/2044	704,112
1,600,000	5.00%, 11/15/2049	1,729,399
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,244,473
6,000,000	5.00%, 05/15/2034	6,843,284
3,760,000	5.00%, 05/15/2037	4,138,612
500,000	5.00%, 11/15/2059(1)	551,710
1,000,000	5.25%, 11/01/2039	1,107,125
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,496,810
2,000,000	E-470 Public Highway Auth, CO, Rev 3.98%, 09/01/2039, 1 mo. USD SOFR + 0.75%(3)	1,999,629
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,032,213
1,195,000	5.00%, 12/01/2033	1,252,922
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,113,995
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	218,947
300,000	5.00%, 11/15/2027	319,203
200,000	5.00%, 11/15/2028	216,404
1,785,000	5.00%, 11/15/2029	1,961,963
5,000,000	5.00%, 11/15/2031	5,614,803
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,562,823
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM) 5.00%, 12/15/2025	127,407
50,000	(AGM) 5.00%, 12/15/2026	51,592
225,000	(AGM) 5.00%, 12/15/2030	232,143
160,000	(AGM) 5.00%, 12/15/2032	165,069
		51,287,340
	Connecticut - 1.1%
1,980,000	City of Bridgeport, CT, GO, (AGM) 5.00%, 08/15/2025	2,008,024
950,000	City of Hartford, CT, GO, (AGM) 5.00%, 07/01/2027	963,100
	Connecticut Housing Finance Auth, CT, Rev
55,000	4.00%, 11/15/2045	55,009
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Connecticut - 1.1% - (continued)
$ 2,290,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	$2,292,162
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049(1)	9,209,738
4,285,000	2.80%, 07/01/2048(1)	4,257,630
2,665,000	2.95%, 07/01/2049(1)	2,651,302
750,000	State of Connecticut, CT, GO 5.00%, 05/15/2025	756,788
		22,193,753
	District of Columbia - 0.5%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(5)	5,271,613
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	745,517
270,000	5.00%, 07/01/2037	271,985
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	796,582
3,000,000	5.00%, 10/01/2033	3,179,645
		10,265,342
	Florida - 3.4%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,355,182
1,000,000	5.00%, 10/01/2028	1,038,395
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,448,786
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,119,637
1,345,000	5.00%, 10/01/2037	1,502,179
1,000,000	5.00%, 10/01/2038	1,113,781
	City of Port St Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,031,511
3,000,000	4.00%, 07/01/2029	3,026,574
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(5)	607,762
1,000,000	0.00%, 09/01/2038(5)	551,793
6,170,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2036	6,602,008
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,368,441
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(5)	999,388
1,000,000	0.00%, 10/01/2032(5)	720,649
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,878,808
4,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2032	4,212,585
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	706,100
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	46,877
1,000,000	Manatee County School Dist, FL, Rev, (AGM) 5.00%, 10/01/2030	1,039,285
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,627
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	197,232
1,520,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2025	1,545,116
The accompanying notes are an integral part of these financial statements.

51

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Florida - 3.4% - (continued)
$ 8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	$7,221,816
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,766,757
4,850,000	5.00%, 01/01/2055	4,660,687
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	785,306
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	763,976
7,985,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,292,784
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(2)	749,013
2,000,000	4.80%, 05/01/2055(2)	1,995,896
1,000,000	5.25%, 05/01/2054(2)	1,032,342
	Volusia County Educational Facility Auth, FL, Rev
60,000	4.00%, 10/15/2035	60,493
55,000	4.00%, 10/15/2036	55,287
750,000	4.00%, 10/15/2037	751,760
750,000	4.00%, 10/15/2038	749,557
		65,001,390
	Georgia - 3.7%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,328,644
	City of Atlanta Department of Aviation, GA, Rev
6,800,000	5.00%, 07/01/2028	7,153,694
1,000,000	5.00%, 07/01/2031	1,120,361
1,000,000	5.00%, 07/01/2032	1,132,884
1,000,000	5.00%, 07/01/2033	1,141,444
4,995,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	4,943,586
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,402,282
1,455,000	3.88%, 10/01/2048(1)	1,466,054
990,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	1,054,333
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,099,828
2,150,000	4.00%, 08/01/2049(1)	2,150,787
5,915,000	4.00%, 05/01/2052(1)	5,990,014
4,165,000	5.00%, 05/15/2032	4,311,009
7,455,000	5.00%, 07/01/2053(1)	7,900,986
2,210,000	5.00%, 09/01/2053(1)	2,350,601
6,135,000	5.00%, 12/01/2053(1)	6,520,885
635,000	5.00%, 04/01/2054(1)	681,770
5,240,000	5.00%, 05/01/2054(1)	5,587,253
2,500,000	5.00%, 12/01/2054(1)	2,663,953
1,000,000	5.50%, 09/15/2025	1,013,450
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	1,003,228
1,825,000	(BAM) 5.00%, 01/01/2028	1,879,288
3,130,000	5.00%, 07/01/2052	3,248,322
		72,144,656
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,343,362
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Idaho - 0.3%
$ 5,885,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	$6,389,858
	Illinois - 12.1%
	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO
530,000	0.00%, 01/01/2025(5)	526,286
765,000	0.00%, 01/01/2027(5)	704,723
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,008,492
1,000,000	5.25%, 04/01/2035	1,102,457
2,120,000	5.25%, 04/01/2036	2,326,354
715,000	6.00%, 04/01/2046	740,161
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(5)	2,393,927
3,495,000	4.00%, 12/01/2047	2,884,427
1,000,000	(AGM) 5.00%, 12/01/2024	1,000,584
8,250,000	5.00%, 12/01/2031	8,570,508
2,440,000	5.00%, 12/01/2032	2,529,641
3,000,000	5.00%, 12/01/2033	3,143,539
3,500,000	5.00%, 12/01/2034	3,543,692
3,760,000	5.00%, 12/01/2046	3,671,357
3,625,000	5.25%, 12/01/2036	3,833,435
1,250,000	5.50%, 12/01/2037	1,342,906
3,125,000	5.50%, 12/01/2038	3,339,322
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,356,265
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,327,691
7,845,000	5.00%, 01/01/2032	8,520,741
2,635,000	(BAM) 5.00%, 01/01/2035	2,947,920
2,000,000	(BAM) 5.00%, 01/01/2036	2,229,914
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	417,951
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	920,993
1,250,000	4.00%, 12/01/2055	1,125,201
8,250,000	5.00%, 12/01/2046	8,363,665
1,000,000	5.00%, 12/01/2052	1,041,407
1,000,000	5.00%, 12/01/2055	1,020,992
	City of Chicago Wastewater Transmission, IL, Rev
1,000,000	5.00%, 01/01/2028	1,002,948
2,500,000	5.00%, 01/01/2029	2,506,317
1,000,000	(BAM) 5.00%, 01/01/2038	1,122,745
1,000,000	(BAM) 5.00%, 01/01/2039	1,120,319
1,000,000	(BAM) 5.00%, 01/01/2040	1,107,466
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,034,467
1,020,000	5.00%, 11/01/2028	1,022,085
1,500,000	(AGM) 5.00%, 11/01/2035	1,643,238
1,150,000	(AGM) 5.00%, 11/01/2036	1,255,336
325,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	311,922
3,465,000	Cook County Community Consolidated School Dist No. 15 Palatine, IL, GO 5.00%, 12/01/2024	3,468,792
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
1,775,000	(BAM) 5.00%, 12/01/2026	1,777,310
310,000	(BAM) 5.00%, 12/01/2027	310,398
The accompanying notes are an integral part of these financial statements.

52

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Illinois - 12.1% - (continued)
$ 1,000,000	(BAM) 5.00%, 12/01/2034	$1,001,259
	County of Cook Sales Tax, IL, Rev
1,000,000	5.00%, 11/15/2030	1,103,470
1,690,000	5.00%, 11/15/2031	1,854,244
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,121,833
2,970,000	4.00%, 11/15/2026	3,024,572
1,000,000	5.00%, 11/15/2026	1,037,992
4,300,000	5.00%, 11/15/2027	4,448,493
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	724,403
1,000,000	5.00%, 11/15/2028	1,015,278
2,135,000	5.00%, 11/15/2034	2,152,138
1,045,000	5.00%, 08/15/2035	1,126,077
3,035,000	5.00%, 05/15/2050(1)	3,036,534
	Illinois Housing Dev Auth, IL, Rev,
3,620,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	3,630,383
4,390,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,708,953
1,655,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,771,243
	Illinois State Toll Highway Auth, IL, Rev
1,040,000	5.00%, 01/01/2037	1,174,878
1,055,000	5.00%, 01/01/2038	1,187,693
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,879,214
2,000,000	5.00%, 01/01/2029	2,098,340
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AGM) 5.00%, 02/01/2026	4,090,221
1,665,000	5.00%, 02/01/2034	1,688,693
	Metropolitan Pier & Exposition Auth, IL, Rev,
4,000,000	(NPFG) 0.00%, 12/15/2024(5)	3,981,043
2,000,000	(AGM) 0.00%, 06/15/2027(5)	1,833,880
3,895,000	0.00%, 12/15/2042(7)	2,828,508
2,980,000	4.00%, 12/15/2042	2,893,209
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	943,466
1,635,000	5.00%, 12/01/2025	1,668,310
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,031,043
1,940,000	5.00%, 06/01/2027	2,000,223
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	615,769
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,002,919
7,900,000	5.00%, 01/01/2026	8,085,572
2,560,000	5.00%, 01/01/2029	2,747,244
5,545,000	5.00%, 01/01/2030	6,003,855
2,775,000	5.00%, 01/01/2033	3,098,870
1,650,000	5.00%, 01/01/2036	1,771,736
1,520,000	5.00%, 01/01/2037	1,627,483
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AGM) 5.00%, 01/01/2035	920,303
535,000	(AGM) 5.00%, 01/01/2036	586,170
5,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2035	5,562,620
	State of Illinois, IL, GO
3,500,000	5.00%, 11/01/2024	3,500,000
1,985,000	5.00%, 02/01/2026	1,990,694
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Illinois - 12.1% - (continued)
$ 6,540,000	5.00%, 11/01/2026	$6,759,845
1,250,000	5.00%, 02/01/2027	1,297,474
5,000,000	5.00%, 10/01/2027	5,250,065
2,715,000	5.00%, 11/01/2028	2,851,117
950,000	5.00%, 05/01/2033	952,823
1,000,000	5.00%, 05/01/2041	1,076,239
11,405,000	5.00%, 12/01/2042	12,161,048
3,460,000	5.00%, 03/01/2046	3,604,655
625,000	5.25%, 05/01/2049	667,571
3,780,000	5.50%, 03/01/2042	4,130,565
		233,938,124
	Indiana - 1.3%
1,883,516	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,648,914
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,193,383
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 12/01/2029	1,001,365
870,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	861,132
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	912,567
180,000	5.00%, 01/01/2034	188,345
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,018,913
	Northwest Allen School Building Corp., IN, Rev,
2,190,000	(ST INTERCEPT) 5.00%, 07/15/2037	2,459,060
1,730,000	(ST INTERCEPT) 5.00%, 07/15/2038	1,935,437
1,750,000	(ST INTERCEPT) 5.00%, 07/15/2039	1,947,570
		25,166,686
	Iowa - 0.3%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	679,802
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	614,342
	Iowa Student Loan Liquidity Corp., IA, Rev
650,000	5.00%, 12/01/2024	650,626
1,160,000	5.00%, 12/01/2027	1,201,504
1,230,000	5.00%, 12/01/2030	1,295,164
715,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	707,162
		5,148,600
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,000,820
1,390,000	5.00%, 09/01/2028	1,408,474
		2,409,294
	Kentucky - 0.7%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,331,251
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM) 5.00%, 12/01/2047	1,379,944
3,750,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(1)	4,072,323
	Kentucky State Property & Building Commission, KY, Rev
1,000,000	5.00%, 11/01/2037	1,129,286
1,475,000	5.00%, 11/01/2039	1,649,618
1,500,000	5.00%, 11/01/2040	1,667,350
		14,229,772
The accompanying notes are an integral part of these financial statements.

53

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Louisiana - 1.4%
$ 2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM) 5.00%, 12/01/2027	$2,031,441
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,753,047
800,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	806,634
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	978,251
1,155,000	6.00%, 11/15/2030	1,161,730
1,750,000	6.00%, 11/15/2035	1,755,313
	Louisiana Public Facs Auth, LA, Rev,
1,100,000	(AGC) 5.00%, 08/01/2035	1,235,690
2,150,000	(AGC) 5.00%, 08/01/2036	2,402,468
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	304,293
300,000	5.00%, 01/01/2033	334,284
1,250,000	5.00%, 01/01/2034	1,251,128
3,740,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	3,665,050
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM) 5.00%, 01/01/2026	1,852,827
	State of Louisiana Gasoline & Fuels Tax, LA, Rev
2,915,000	3.87%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	2,903,672
4,165,000	5.00%, 05/01/2032	4,660,010
		27,095,838
	Maine - 0.1%
1,185,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	1,189,628
	Maryland - 0.3%
425,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	425,593
1,775,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049(4)	1,887,573
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	3,013,310
1,250,000	5.00%, 06/01/2041	1,380,023
		6,706,499
	Massachusetts - 1.4%
	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev
1,500,000	5.00%, 07/01/2040	1,695,347
1,270,000	5.00%, 07/01/2041	1,428,415
	Massachusetts Dev Finance Agency, MA, Rev
3,760,000	3.84%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	3,745,628
1,000,000	4.00%, 10/01/2025(2)	999,816
635,000	4.00%, 10/01/2026(2)	637,349
85,000	4.00%, 07/15/2036	85,696
1,720,000	5.00%, 07/01/2028	1,767,400
1,850,000	5.00%, 07/01/2029	1,901,757
3,350,000	5.00%, 07/01/2030	3,436,924
955,000	5.00%, 07/01/2031	978,293
2,760,000	5.00%, 07/01/2035	2,797,495
1,500,000	5.00%, 07/15/2040	1,807,511
	Massachusetts Educational Financing Auth, MA, Rev
500,000	5.00%, 01/01/2025	500,898
1,030,000	5.00%, 07/01/2026	1,054,019
1,050,000	5.00%, 07/01/2027	1,088,961
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Massachusetts - 1.4% - (continued)
$ 1,125,000	5.00%, 07/01/2030	$1,180,764
1,250,000	5.00%, 07/01/2031	1,320,676
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	207,786
		26,634,735
	Michigan - 4.4%
5,425,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	5,640,188
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,178,561
1,650,000	5.00%, 10/01/2038	1,818,998
1,100,000	5.00%, 10/01/2039	1,212,409
5,375,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2031	5,525,490
	Michigan Finance Auth, MI, Rev
1,000,000	5.00%, 07/01/2027	1,009,068
1,000,000	5.00%, 07/01/2028	1,009,266
915,000	5.00%, 11/01/2034	965,877
1,000,000	5.00%, 11/01/2035	1,052,897
1,000,000	5.00%, 11/01/2036	1,050,746
1,700,000	5.00%, 02/28/2037	1,868,596
1,000,000	(BAM) 5.00%, 11/01/2038	1,043,843
1,000,000	5.00%, 02/28/2039	1,090,511
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,328,250
10,075,000	5.00%, 04/15/2033	10,214,466
5,000,000	5.25%, 04/15/2059	5,465,137
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,533,992
345,000	4.00%, 11/15/2032	351,022
2,830,000	5.00%, 11/15/2047	2,937,417
	Michigan State Housing Dev Auth, MI, Rev
1,345,000	4.25%, 12/01/2049	1,354,398
4,985,000	5.75%, 06/01/2054	5,328,815
1,555,000	6.25%, 06/01/2055	1,720,247
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,584,080
2,620,000	3.88%, 06/01/2053(1)	2,644,010
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	73,513
	Utica Community Schools, MI, GO,
2,755,000	(Q-SBLF) 5.00%, 05/01/2036	3,131,290
1,500,000	(Q-SBLF) 5.00%, 05/01/2037	1,698,967
1,230,000	(Q-SBLF) 5.00%, 05/01/2038	1,388,232
1,515,000	(Q-SBLF) 5.00%, 05/01/2039	1,699,784
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,479,948
		84,400,018
	Minnesota - 0.4%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,189,334
1,889,286	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,617,991
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,063,212
1,000,000	5.00%, 01/01/2036	1,060,001
1,000,000	5.00%, 01/01/2037	1,057,061
The accompanying notes are an integral part of these financial statements.

54

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Minnesota - 0.4% - (continued)
$ 1,750,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	$1,692,736
340,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 1.55%, 07/01/2025	333,158
		8,013,493
	Mississippi - 0.3%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,015,971
2,450,000	5.00%, 10/15/2029	2,484,008
2,600,000	5.00%, 10/15/2037	2,696,253
		6,196,232
	Missouri - 0.3%
	City of St Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	568,087
1,000,000	(AGM) 5.00%, 07/01/2038	1,114,968
1,900,000	(AGM) 5.00%, 07/01/2039	2,107,081
1,000,000	(AGM) 5.00%, 07/01/2047	1,021,373
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,276,314
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	280,000
		6,367,823
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
175,000	3.50%, 12/01/2042	173,904
845,000	4.00%, 12/01/2043	844,219
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,586,324
		3,604,447
	Nebraska - 1.1%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,003,335
210,000	5.00%, 09/01/2025	211,907
3,325,000	5.00%, 09/01/2028	3,477,134
1,530,000	5.00%, 09/01/2033	1,631,092
3,890,000	5.00%, 09/01/2042	4,265,999
5,115,000	5.00%, 05/01/2054(1)	5,396,114
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,204,021
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,048,555
		22,238,157
	Nevada - 0.7%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
240,000	5.00%, 06/01/2027	240,131
260,000	5.00%, 06/01/2028	260,131
460,000	5.00%, 06/01/2029	460,178
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	427,089
680,000	4.63%, 06/01/2043	648,453
915,000	4.63%, 06/01/2049	851,221
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	255,457
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	847,163
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Nevada - 0.7% - (continued)
$ 1,000,000	5.00%, 06/15/2028	$1,059,026
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,953,075
400,000	5.00%, 07/01/2031	400,093
365,000	5.00%, 07/01/2032	365,085
300,000	5.00%, 07/01/2033	300,070
475,000	5.00%, 07/01/2034	475,111
2,995,000	5.00%, 07/01/2037	3,288,460
750,000	5.00%, 07/01/2043	773,876
		12,604,619
	New Hampshire - 0.1%
1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	1,212,027
	New Jersey - 2.2%
	New Jersey Educational Facs Auth, NJ, Rev,
500,000	(AGM) 5.00%, 07/01/2035	572,475
500,000	(AGM) 5.00%, 07/01/2036	573,471
1,000,000	(AGM) 5.00%, 07/01/2040	1,125,367
1,345,000	(AGM) 5.00%, 07/01/2041	1,506,078
1,500,000	(AGM) 5.00%, 07/01/2042	1,673,452
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,438,640
1,000,000	5.00%, 12/01/2026	1,029,534
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM) 0.00%, 12/15/2032(5)	3,748,451
1,610,000	5.00%, 12/15/2024	1,612,779
1,355,000	5.00%, 06/15/2032	1,503,175
14,000,000	5.00%, 06/15/2033	15,648,543
	New Jersey Turnpike Auth, NJ, Rev
2,100,000	5.00%, 01/01/2034	2,395,896
6,780,000	5.00%, 01/01/2042	7,478,195
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,023,218
		43,329,274
	New Mexico - 0.2%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,289,711
3,055,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,378,365
		4,668,076
	New York - 10.0%
	City of New York, NY, GO
785,000	4.00%, 03/01/2038	799,326
2,500,000	5.00%, 09/01/2030	2,768,032
675,000	5.00%, 09/01/2031	754,798
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	5,085,280
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,299,687
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	869,788
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(5)	333,455
1,000,000	5.00%, 11/15/2030	1,108,144
1,025,000	5.00%, 11/15/2032	1,114,967
9,005,000	5.00%, 11/15/2045(1)	9,654,201
1,025,000	5.00%, 11/15/2048	1,063,406
1,335,000	New York City Housing Dev Corp., NY, Rev 4.50%, 02/15/2048	1,333,600
The accompanying notes are an integral part of these financial statements.

55

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	New York - 10.0% - (continued)
$ 2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM) 3.00%, 01/01/2039	$2,385,018
30,000,000	New York City Municipal Water Finance Auth, NY, Rev 3.90%, 06/15/2045(1)	30,000,000
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	1,024,950
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
3,000,000	4.00%, 11/01/2036	3,048,933
1,525,000	4.00%, 11/01/2037	1,539,604
3,460,000	4.00%, 05/01/2038	3,516,177
2,995,000	5.00%, 05/01/2036	3,179,339
	New York City Transitional Finance Auth, NY, Rev
3,340,000	5.00%, 05/01/2033	3,799,886
5,000,000	5.00%, 05/01/2035	5,644,465
4,000,000	5.00%, 05/01/2036	4,499,443
2,800,000	5.00%, 05/01/2037	3,127,681
1,750,000	5.00%, 02/01/2038	1,953,078
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,140,755
2,145,000	1.20%, 11/15/2028	1,892,875
2,035,000	2.75%, 02/15/2044	1,560,562
14,775,000	5.00%, 11/15/2044(2)	14,774,703
2,300,000	5.15%, 11/15/2034(2)	2,300,668
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	23,577,260
2,500,000	5.00%, 03/15/2033	2,572,871
4,000,000	5.00%, 03/15/2036	4,209,496
1,195,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	1,328,197
1,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,104,503
4,000,000	5.00%, 03/15/2043	4,099,003
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	999,602
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AGC) 0.00%, 12/31/2054(1)(4)(7)	789,800
265,000	5.00%, 12/01/2025	268,619
4,990,000	(AGM) 5.00%, 06/30/2049	5,163,497
	Port Auth of New York & New Jersey, NY, Rev
2,750,000	5.00%, 10/15/2025	2,750,000
1,000,000	5.00%, 10/15/2028	1,010,429
2,635,000	5.00%, 10/15/2035	2,658,041
1,000,000	5.00%, 01/15/2036	1,068,168
1,500,000	5.00%, 12/01/2036	1,606,604
1,125,000	5.00%, 01/15/2037	1,197,157
1,460,000	5.00%, 12/01/2037	1,557,557
1,000,000	5.00%, 01/15/2038	1,060,930
4,500,000	5.00%, 11/01/2038	4,674,230
1,000,000	5.00%, 12/01/2038	1,063,018
1,455,000	5.00%, 08/01/2039	1,534,371
1,880,000	5.25%, 08/01/2040	2,018,960
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(5)	1,024,336
3,750,000	5.00%, 11/15/2041	4,103,280
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,044,366
	Westchester County Local Dev Corp., NY, Rev
750,000	5.00%, 07/01/2038	809,058
810,000	(AGM) 5.75%, 11/01/2049	901,946
		193,768,120
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	North Carolina - 0.7%
	North Carolina Housing Finance Agency, NC, Rev,
$ 690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	$614,201
905,000	4.00%, 07/01/2047	904,067
1,340,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,460,520
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	242,771
765,000	4.25%, 09/01/2028(4)	766,089
565,000	5.00%, 01/01/2027	566,621
795,000	5.00%, 01/01/2028	797,144
275,000	5.00%, 01/01/2029	275,968
1,050,000	5.00%, 01/01/2039	1,013,846
3,670,000	5.00%, 01/01/2044	3,718,054
1,165,000	5.50%, 09/01/2054(4)	1,183,539
1,000,000	Raleigh Durham Airport Auth, NC, Rev 5.00%, 05/01/2030	1,030,611
		12,573,431
	North Dakota - 0.2%
2,895,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	3,239,309
	Ohio - 1.8%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,009,776
500,000	5.00%, 02/15/2025	502,148
300,000	5.00%, 02/15/2026	306,749
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	7,300,309
380,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2030	414,273
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	457,583
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	6,691,027
1,665,000	Lancaster Port Auth, OH, Rev 5.00%, 02/01/2055(1)(4)	1,771,570
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,660,891
	Ohio Housing Finance Agency, OH, Rev,
2,250,000	(FHLMC), (FNMA), (GNMA) 3.25%, 09/01/2052	2,218,446
2,850,000	4.50%, 03/01/2050	2,881,925
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030(4)	480,710
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030(4)	359,134
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031(4)	248,256
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AGM) 5.25%, 12/01/2048	432,166
510,000	(AGM) 5.25%, 12/01/2053	546,141
500,000	(AGM) 5.25%, 12/01/2058	533,937
400,000	(AGM) 5.25%, 12/01/2063	427,149
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,870,359
		34,112,549
	Oklahoma - 0.4%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,970,601
The accompanying notes are an integral part of these financial statements.

56

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Oklahoma - 0.4% - (continued)
$ 1,030,000	5.00%, 09/01/2033	$1,145,394
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,149,948
1,390,000	5.00%, 06/01/2042	1,530,458
		6,796,401
	Oregon - 2.1%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(7)	1,750,900
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	1,543,414
405,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	237,660
500,000	(SCH BD GTY) 0.00%, 06/15/2039(5)	262,857
8,200,000	Clackamas County School Dist No. 12 North Clackamas, OR, GO, (SCH BD GTY) 0.00%, 06/15/2040(5)	4,064,416
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(5)	2,792,818
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	423,652
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	647,630
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	472,043
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	2,994,135
4,000,000	4.00%, 07/01/2036	3,992,359
1,000,000	5.00%, 07/01/2031	1,000,396
750,000	5.00%, 07/01/2032	750,297
3,650,000	5.00%, 07/01/2035	3,900,513
2,200,000	5.00%, 07/01/2036	2,343,049
2,000,000	5.00%, 07/01/2037	2,123,334
1,790,000	5.00%, 07/01/2038	1,894,123
2,800,000	5.00%, 07/01/2044	2,866,480
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	921,126
720,000	5.00%, 05/15/2048	708,339
2,120,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,126,083
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	937,721
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	955,295
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(5)	1,015,507
		40,724,147
	Pennsylvania - 4.2%
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM) 5.00%, 01/01/2035	2,141,408
1,000,000	(AGM) 5.25%, 01/01/2036	1,102,637
225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	226,368
	City of Philadelphia Water & Wastewater, PA, Rev
930,000	5.00%, 11/01/2029	976,150
1,690,000	(AGM) 5.00%, 09/01/2036	1,898,874
2,680,000	(AGM) 5.00%, 09/01/2037	3,025,579
1,135,000	(AGM) 5.00%, 09/01/2038	1,266,834
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Pennsylvania - 4.2% - (continued)
$ 12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	$12,834,612
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,295,904
125,000	5.00%, 06/01/2028	133,134
1,070,000	5.00%, 06/01/2029	1,138,297
145,000	5.00%, 06/01/2031	153,493
	Doylestown Hospital Auth, PA, Rev
555,000	5.00%, 07/01/2031(2)	590,163
2,015,000	5.38%, 07/01/2039(2)	2,199,231
2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	2,251,958
2,410,000	Harrisburg School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,510,783
2,000,000	Hempfield Area School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 03/15/2048	2,112,521
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM) 4.00%, 07/01/2039	987,916
2,290,000	(AGM) 5.00%, 07/01/2036	2,479,053
2,415,000	(AGM) 5.00%, 07/01/2037	2,606,332
515,000	Lancaster County Hospital Auth, PA, Rev 5.00%, 07/01/2025	515,173
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	1,102,292
1,750,000	4.00%, 07/01/2056	1,500,626
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,777,028
2,455,000	5.00%, 12/01/2046	2,461,966
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AGM) 5.00%, 01/01/2038	1,104,774
1,205,000	(AGM) 5.00%, 01/01/2039	1,276,905
1,210,000	(AGM) 5.00%, 01/01/2040	1,277,323
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	511,374
500,000	5.00%, 06/01/2033	533,426
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AGC) 4.25%, 11/01/2051	2,384,100
1,500,000	5.00%, 05/01/2025	1,509,056
920,000	5.00%, 05/01/2032	941,012
2,705,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,863,936
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	516,005
755,000	5.00%, 12/01/2042	782,802
1,885,000	5.25%, 12/01/2052	2,042,718
195,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2032	210,512
	School Dist of Philadelphia, PA, GO,
2,415,000	(ST AID WITHHLDG) 5.00%, 09/01/2025	2,445,153
1,000,000	(ST AID WITHHLDG) 5.00%, 09/01/2027	1,049,739
1,100,000	(ST AID WITHHLDG) 5.00%, 09/01/2031	1,166,556
1,060,000	(ST AID WITHHLDG) 5.00%, 09/01/2032	1,126,740
1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,390,213
The accompanying notes are an integral part of these financial statements.

57

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Pennsylvania - 4.2% - (continued)
$ 2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	$2,538,960
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	2,585,047
105,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2029	112,828
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,546,185
		82,203,696
	Puerto Rico - 2.1%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,913,695
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(5)	5,274,321
10,000,000	4.33%, 07/01/2040	9,894,861
4,750,000	5.00%, 07/01/2058	4,759,188
		39,842,065
	Rhode Island - 1.6%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AGC) 5.25%, 09/15/2040	1,216,814
1,500,000	(AGC) 5.25%, 09/15/2041	1,651,136
2,000,000	(AGC) 5.25%, 09/15/2042	2,188,542
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AGM) 5.00%, 05/15/2027	2,724,531
2,020,000	(AGM) 5.00%, 05/15/2028	2,119,862
2,000,000	5.00%, 05/15/2036	2,217,369
1,200,000	5.00%, 05/15/2038	1,318,219
2,335,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,591,597
4,165,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,596,052
1,800,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,976,170
2,490,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,710,242
1,210,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,311,501
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,562,469
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,828,566
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	233,915
1,000,000	5.00%, 12/01/2028	1,051,636
		31,298,621
	South Carolina - 1.7%
3,965,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(5)	1,174,129
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,909,815
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,598,316
2,000,000	5.00%, 11/01/2038	2,213,775
1,375,000	5.00%, 05/01/2048	1,393,732
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,406,389
1,240,000	5.00%, 07/01/2029	1,316,558
1,100,000	5.00%, 07/01/2030	1,162,469
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	South Carolina - 1.7% - (continued)
$ 3,190,000	5.00%, 07/01/2031	$3,361,148
1,900,000	5.00%, 07/01/2032	1,975,669
1,000,000	5.00%, 07/01/2033	1,038,062
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,532,452
1,000,000	5.00%, 12/01/2026	1,039,543
4,840,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	5,247,724
		33,369,781
	South Dakota - 0.9%
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	751,543
3,555,000	3.00%, 11/01/2052	3,482,769
360,000	3.50%, 11/01/2046	358,678
230,000	4.00%, 11/01/2047	229,694
1,405,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	1,501,253
5,970,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,437,736
5,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,608,708
		18,370,381
	Tennessee - 0.4%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,078,501
1,000,000	(BAM) 5.50%, 07/01/2059	1,074,772
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,116,192
1,000,000	5.50%, 07/01/2039	1,111,313
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	582,352
	Tennessee Housing Dev Agency, TN, Rev
405,000	3.50%, 07/01/2045	402,620
235,000	3.50%, 01/01/2047	233,573
1,450,000	4.00%, 01/01/2049	1,451,853
		7,051,176
	Texas - 10.1%
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,173,448
1,250,000	(PSF-GTD) 5.00%, 02/15/2036	1,357,324
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,082,532
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,718,577
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,964,173
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,076,635
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,866,502
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	725,797
1,000,000	5.00%, 01/01/2033	1,083,959
1,000,000	5.00%, 01/01/2036	1,073,023
1,000,000	5.00%, 01/01/2046	1,042,373
	Central Texas Turnpike System, TX, Rev
5,925,000	5.00%, 08/15/2037	6,417,037
4,640,000	5.00%, 08/15/2038	5,124,606
1,000,000	City of Arlington, TX, Special Tax, (AGM) 5.00%, 02/15/2034	1,002,764
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	613,306
The accompanying notes are an integral part of these financial statements.

58

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Texas - 10.1% - (continued)
$ 1,125,000	5.00%, 11/15/2028	$1,153,761
560,000	5.00%, 11/15/2030	572,975
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,022,572
1,075,000	4.00%, 08/15/2033	1,076,211
1,250,000	4.00%, 08/15/2034	1,250,337
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM), (AMBAC) 0.00%, 09/01/2025(5)	1,028,673
1,285,000	(AGM), (AMBAC) 0.00%, 09/01/2030(5)	1,035,028
330,000	(AMBAC) 0.00%, 09/01/2033(5)	229,424
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,592,873
1,355,000	5.00%, 02/01/2038	1,475,645
1,170,000	5.00%, 02/01/2039	1,294,482
	Clear Creek Independent School Dist, TX, GO,
3,530,000	(PSF-GTD) 3.60%, 02/15/2035(1)	3,534,528
2,000,000	(PSF-GTD) 5.00%, 02/15/2032(4)	2,250,795
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,019,993
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,062,363
500,000	(PSF-GTD) 4.00%, 08/15/2031	505,705
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,101,588
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,098,636
1,500,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2033	1,693,325
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,406,319
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,249,588
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,020,588
	Dallas Fort Worth International Airport, TX, Rev
1,000,000	5.00%, 11/01/2024	1,000,000
10,000,000	5.00%, 11/01/2031	10,754,457
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,524,348
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	1,520,441
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,172,705
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AGC) 5.00%, 11/15/2028	3,573,160
3,485,000	(AGC) 5.00%, 11/15/2029	3,758,258
2,640,000	5.00%, 11/15/2030	2,642,395
1,755,000	(AGC) 5.00%, 11/15/2030	1,913,184
500,000	5.00%, 11/15/2032	500,207
2,950,000	5.00%, 11/15/2034	2,950,570
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	536,903
1,000,000	5.00%, 12/01/2035	1,070,444
1,000,000	5.00%, 12/01/2036	1,065,799
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,791,207
500,000	(PSF-GTD) 5.00%, 08/15/2037	557,564
	Katy Independent School Dist, TX, GO,
1,725,000	(PSF-GTD) 5.00%, 02/15/2043	1,867,532
1,315,000	(PSF-GTD) 5.00%, 02/15/2044	1,421,579
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Texas - 10.1% - (continued)
$ 1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	$1,507,632
4,165,000	Lower Colorado River Auth, TX, Rev, (AGC) 5.00%, 05/15/2044	4,492,933
	Melissa Independent School Dist, TX, GO,
1,490,000	(PSF-GTD) 5.00%, 02/01/2039	1,661,582
500,000	(PSF-GTD) 5.00%, 02/01/2041	551,539
	New Hope Cultural Education Facs Finance Corp., TX, Rev
3,375,000	5.00%, 11/01/2031	3,214,804
1,000,000	5.00%, 11/01/2046	835,029
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	10,070,051
1,200,000	5.00%, 01/01/2035	1,219,682
2,500,000	Northwest Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,514,290
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,126,981
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,120,804
	Richardson Independent School Dist, TX, GO,
450,000	(PSF-GTD) 5.00%, 02/15/2037	501,035
700,000	(PSF-GTD) 5.00%, 02/15/2038	777,508
1,200,000	(PSF-GTD) 5.00%, 02/15/2039	1,326,741
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD) 5.00%, 02/15/2041	4,370,586
3,510,000	(PSF-GTD) 5.00%, 02/15/2042	3,818,624
4,490,000	(PSF-GTD) 5.00%, 02/15/2043	4,850,120
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,196,713
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,004,363
	State of Texas, TX, GO
18,990,000	3.05%, 12/01/2050(1)	18,990,000
1,500,000	4.00%, 08/01/2029	1,507,120
1,085,000	4.00%, 08/01/2030	1,089,362
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,097,549
4,770,000	(GNMA) 3.00%, 03/01/2050	3,567,016
1,080,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,064,395
1,560,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,603,051
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,888,024
3,230,000	5.00%, 12/15/2032	3,451,686
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	947,102
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,201,117
		196,185,657
	Utah - 0.5%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	493,448
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	753,094
4,930,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	5,312,839
2,960,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,273,566
		9,832,947
The accompanying notes are an integral part of these financial statements.

59

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
$ 350,000	4.00%, 11/01/2046	$347,729
405,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	403,536
		751,265
	Virginia - 1.9%
	Arlington County Industrial Dev Auth, VA, Rev
880,000	5.00%, 07/01/2030	962,761
5,295,000	5.00%, 07/01/2053(1)	5,689,687
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,969,999
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,176,348
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,947,828
2,500,000	7.00%, 09/01/2053	2,858,602
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,179,896
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,963,977
1,250,000	4.00%, 07/01/2035	1,232,766
1,000,000	4.00%, 01/01/2036	983,560
1,100,000	4.00%, 01/01/2037	1,075,964
1,470,000	5.00%, 01/01/2027	1,497,662
3,490,000	5.00%, 07/01/2034	3,692,453
5,000,000	5.00%, 01/01/2036	5,278,219
2,000,000	5.00%, 12/31/2042	2,093,719
1,000,000	5.00%, 12/31/2047	1,039,355
		37,642,796
	Washington - 2.2%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(5)	1,836,078
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,080,041
4,400,000	5.25%, 07/01/2039	4,813,809
5,000,000	5.25%, 07/01/2040	5,442,440
4,415,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	4,945,010
	State of Washington, WA, GO
3,000,000	5.00%, 07/01/2030	3,313,500
3,000,000	5.00%, 07/01/2031	3,350,580
13,475,000	5.00%, 02/01/2040	13,508,670
2,000,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 03/01/2029	2,010,363
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(2)	1,291,290
		43,591,781
	West Virginia - 0.7%
13,000,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	12,999,828
	Wisconsin - 2.8%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,393,541
1,360,000	5.00%, 12/01/2037	1,448,430
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,262,758
1,530,000	(AGM) 4.00%, 07/01/2050	1,448,388
2,165,000	4.00%, 10/01/2051	1,896,148
330,000	5.00%, 09/01/2025(2)	331,187
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Wisconsin - 2.8% - (continued)
$ 825,000	5.00%, 12/15/2034(2)	$862,115
2,940,000	(AGM) 5.00%, 07/01/2035	3,051,416
1,050,000	(AGM) 5.00%, 07/01/2036	1,088,421
2,875,000	5.00%, 10/01/2043(2)	2,884,099
2,340,000	5.00%, 10/01/2044	2,410,328
2,000,000	5.00%, 10/01/2048(2)	1,967,299
1,250,000	5.00%, 12/15/2054(2)	1,240,307
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,067,551
1,595,000	4.00%, 04/01/2039	1,578,709
2,000,000	5.00%, 04/01/2049	2,129,920
2,200,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(5)	1,676,331
	Wisconsin Health & Educational Facs Auth, WI, Rev
3,000,000	5.00%, 11/15/2027	3,003,277
1,700,000	5.00%, 12/01/2028	1,701,224
7,275,000	5.00%, 11/01/2039	7,307,238
1,000,000	5.00%, 11/01/2054	931,238
1,000,000	5.75%, 08/15/2054	1,075,129
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev
335,000	4.00%, 09/01/2045	333,993
3,125,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055	3,411,625
800,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)	800,000
		53,300,672
	Wyoming - 0.1%
	Wyoming Community Dev Auth, WY, Rev
335,000	4.00%, 12/01/2046	334,588
700,000	6.00%, 12/01/2054	765,026
		1,099,614
	Total Municipal Bonds (cost $1,873,440,792)	$1,852,710,235
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
2,813,803	3.15%, 10/15/2036	$2,468,733
	Total U.S. Government Agencies (cost $2,861,633)	$2,468,733
	Total Long-Term Investments (cost $1,876,302,425)	$1,855,178,968
The accompanying notes are an integral part of these financial statements.

60

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
$ 21,940,850	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $21,943,806; collateralized by U.S. Treasury Notes at 0.88%-4.63%, maturing 06/30/2026, with a market value of $22,379,797		$21,940,850
	Total Short-Term Investments (cost $21,940,850)		$21,940,850
	Total Investments (cost $1,898,243,275)	96.8%	$1,877,119,818
	Other Assets and Liabilities	3.2%	62,488,618
	Net Assets	100.0%	$1,939,608,436
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$47,440,103, representing 2.4% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $25,858,896 at October 31, 2024.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,852,710,235	$—	$1,852,710,235	$—
U.S. Government Agencies	2,468,733	—	2,468,733	—
Short-Term Investments	21,940,850	—	21,940,850	—
Total	$1,877,119,818	$—	$1,877,119,818	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

61

Hartford Municipal Short Duration Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.7%
	Alabama - 7.9%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$103,746
400,000	5.25%, 12/01/2027	418,420
300,000	5.25%, 12/01/2028	317,768
275,000	5.25%, 05/01/2055(1)	297,921
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	402,337
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	526,165
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	523,037
350,000	Troy University, AL, Rev, (BAM) 5.00%, 11/01/2024	350,000
		2,939,394
	California - 4.4%
130,000	Bay Area Toll Auth, CA, Rev 3.54%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	128,555
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	400,927
95,000	5.00%, 12/01/2053(1)	100,629
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	201,392
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	98,933
125,000	4.00%, 09/01/2026	125,842
120,000	4.00%, 09/01/2027	121,537
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	103,807
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	371,772
		1,653,394
	Colorado - 2.0%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AGC) 5.00%, 12/01/2026	103,242
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	214,308
	Regional Transportation Dist, CO, Rev
325,000	5.00%, 01/15/2025	325,622
60,000	5.00%, 07/15/2025	60,501
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,487
		733,160
	Connecticut - 1.3%
65,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	65,062
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(1)	228,013
180,000	2.80%, 07/01/2048(1)	178,850
		471,925
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	533,448
	Florida - 3.4%
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	136,367
125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	125,526
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	15,023
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM) 5.00%, 07/01/2025	360,476
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
	Florida - 3.4% - (continued)
$ 145,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2024	$144,827
75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	73,125
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(3)	299,793
100,000	4.25%, 05/01/2028(3)	101,160
		1,256,297
	Georgia - 4.3%
	Main Street Natural Gas, Inc., GA, Rev
50,000	4.00%, 08/01/2049(1)	50,018
855,000	4.00%, 03/01/2050(1)	861,795
200,000	5.00%, 03/01/2026	203,412
300,000	5.50%, 09/15/2025	304,035
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	101,042
100,000	(AGM) 5.00%, 07/01/2029	108,734
		1,629,036
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	104,287
	Illinois - 12.4%
40,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	39,720
	Chicago Board of Education, IL, GO,
150,000	(NPFG) 0.00%, 12/01/2024(4)	149,476
110,000	(NPFG) 5.50%, 12/01/2026	112,542
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	527,650
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	313,172
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	305,695
75,000	Illinois Finance Auth, IL, Rev 5.00%, 05/15/2050(1)	75,038
95,000	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	101,672
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	85,177
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2026	103,872
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
225,000	(AGM) 0.00%, 02/01/2025(4)	222,831
205,000	(AGM) 5.00%, 02/01/2027	213,642
80,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2024	80,077
135,000	Regional Transportation Auth, IL, Rev, (NPFG) 6.50%, 07/01/2026	140,272
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	124,922
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AGM) 5.00%, 01/01/2028	237,017
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	72,142
400,000	5.00%, 06/15/2027	410,090
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	304,489
250,000	5.00%, 03/01/2026	255,182
740,000	5.00%, 11/01/2028	777,100
		4,651,778
	Indiana - 1.4%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	515,068
The accompanying notes are an integral part of these financial statements.

62

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
	Louisiana - 1.7%
$ 300,000	Louisiana Public Facs Auth, LA, Rev, (AGC) 5.00%, 08/01/2029	$326,763
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	211,552
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.87%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	99,611
		637,926
	Maine - 0.7%
250,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 5.00%, 07/01/2025	252,786
	Massachusetts - 1.4%
	Massachusetts Dev Finance Agency, MA, Rev
100,000	3.84%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	99,618
410,000	5.00%, 07/01/2025	413,127
		512,745
	Michigan - 1.4%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	242,124
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	216,574
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,694
		508,392
	Minnesota - 1.4%
500,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	533,088
	Mississippi - 0.8%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	285,838
	Nebraska - 2.3%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	371,234
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	97,768
70,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	70,061
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	306,815
		845,878
	Nevada - 1.0%
	Clark County School Dist, NV, GO
100,000	5.00%, 06/15/2025	100,970
270,000	5.00%, 06/15/2026	278,360
		379,330
	New Jersey - 2.9%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	58,480
100,000	5.00%, 11/01/2028	107,057
	New Jersey Transportation Trust Fund Auth, NJ, Rev
415,000	0.00%, 12/15/2026(4)	387,421
40,000	5.00%, 12/15/2024	40,069
300,000	New Jersey Turnpike Auth, NJ, Rev, (AGM) 5.25%, 01/01/2026(5)	304,547
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	101,011
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	70,521
		1,069,106
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
	New Mexico - 0.9%
	New Mexico Mortgage Finance Auth, NM, Rev,
$ 30,000	(FHLMC), (FNMA), (GNMA) 3.75%, 03/01/2048	$29,950
255,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	254,823
55,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	55,075
		339,848
	New York - 4.4%
265,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2024	265,166
150,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2027	154,589
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	162,589
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	315,168
200,000	5.00%, 12/01/2026	205,907
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	544,661
		1,648,080
	North Carolina - 0.1%
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	35,223
	North Dakota - 1.4%
	North Dakota Housing Finance Agency, ND, Rev
30,000	3.50%, 07/01/2046	29,793
360,000	3.75%, 07/01/2050	359,581
120,000	6.25%, 01/01/2055	134,272
		523,646
	Ohio - 2.6%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	328,515
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	450,546
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	146,446
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	68,547
		994,054
	Oregon - 0.2%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,139
35,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	34,775
		94,914
	Pennsylvania - 3.3%
100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	100,608
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(3)	116,969
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AGM) 5.00%, 01/01/2029	214,406
50,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2025	50,427
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	472,838
195,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	192,171
100,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	107,782
		1,255,201
The accompanying notes are an integral part of these financial statements.

63

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
	Puerto Rico - 1.9%
$ 500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	$520,327
244,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2029(4)	203,275
		723,602
	Rhode Island - 3.9%
400,000	Providence Public Building Auth, RI, Rev, (AGC) 5.00%, 09/15/2031	438,973
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2029	324,769
300,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	328,297
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	364,490
		1,456,529
	South Carolina - 0.2%
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	66,030
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev,
120,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	119,486
85,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	90,823
		210,309
	Tennessee - 2.3%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	252,801
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	102,633
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	428,119
30,000	3.50%, 07/01/2045	29,824
50,000	3.50%, 01/01/2048	49,673
		863,050
	Texas - 13.9%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(4)	817,837
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	253,624
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	352,979
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,473
1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	1,048,171
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	92,625
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	164,302
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	104,850
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	522,205
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	280,594
750,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.50%, 07/01/2052	736,350
425,000	Texas Department of Transportation State Highway Fund, TX, Rev 0.43%, 04/01/2025	418,859
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	363,315
		5,186,184
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
	Utah - 0.3%
$ 130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033		$130,915
	Virginia - 0.3%
30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027		30,034
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		72,530
			102,564
	Washington - 1.4%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		525,579
	West Virginia - 1.2%
450,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)		449,994
	Wisconsin - 5.2%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		499,025
150,000	(AGM) 4.00%, 07/01/2025		150,053
225,000	(AGM) 4.00%, 07/01/2026		226,800
70,000	4.00%, 10/01/2027		70,351
500,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(4)		380,984
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.42%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)		177,404
210,000	4.00%, 01/01/2025		209,898
200,000	5.00%, 11/01/2025		200,739
25,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)		25,000
			1,940,254
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,503
	Total Municipal Bonds (cost $36,584,611)		$36,135,355
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
206,903	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $206,931; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $211,205		$206,903
	Total Short-Term Investments (cost $206,903)		$206,903
	Total Investments (cost $36,791,514)	97.3%	$36,342,258
	Other Assets and Liabilities	2.7%	1,025,756
	Net Assets	100.0%	$37,368,014
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
The accompanying notes are an integral part of these financial statements.

64

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$617,540, representing 1.7% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$36,135,355	$—	$36,135,355	$—
Short-Term Investments	206,903	—	206,903	—
Total	$36,342,258	$—	$36,342,258	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

65

The Hartford Short Duration Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.2%
	Asset-Backed - Automobile - 9.5%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$1,834,505
1,765,000	5.55%, 04/15/2033(1)	1,783,141
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,819,691
	CarMax Auto Owner Trust
2,430,000	4.82%, 05/15/2030	2,433,512
2,180,000	4.97%, 06/17/2030	2,183,406
3,250,000	5.08%, 02/15/2030	3,272,563
2,500,000	5.28%, 03/15/2030	2,523,186
2,000,000	5.67%, 01/15/2031	2,012,620
321,856	Carvana Auto Receivables Trust 6.09%, 11/10/2026(1)	322,488
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	4,008,531
4,330,000	5.28%, 01/25/2030(1)	4,374,512
1,545,000	5.41%, 02/28/2030(1)	1,558,050
3,760,000	5.87%, 09/25/2031(1)	3,792,753
110,920	Credit Acceptance Auto Loan Trust 1.26%, 10/15/2030(1)	110,735
1,435,000	Enterprise Fleet Financing LLC 5.06%, 03/20/2031(1)	1,448,793
967,230	FHF Trust 4.43%, 01/18/2028(1)	963,634
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,218,138
	Ford Credit Auto Owner Trust
11,030,000	4.40%, 08/15/2030	10,804,214
5,080,000	5.23%, 05/15/2030	5,124,363
8,500,000	5.51%, 09/15/2030	8,605,359
1,830,000	6.46%, 05/15/2030	1,874,699
4,415,000	GM Financial Automobile Leasing Trust 4.49%, 10/20/2028	4,358,261
	GM Financial Consumer Automobile Receivables Trust
1,700,000	4.67%, 05/16/2030	1,688,341
2,935,000	5.39%, 01/16/2030	2,978,329
8,820,000	5.48%, 02/19/2030	8,937,591
900,000	6.41%, 05/16/2029	926,086
1,200,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	1,195,014
7,685,000	Hyundai Auto Lease Securitization Trust 4.97%, 02/15/2029(1)	7,662,719
	Hyundai Auto Receivables Trust
1,640,000	1.66%, 06/15/2028	1,570,114
1,000,000	4.67%, 01/15/2031	995,098
1,345,000	4.86%, 02/17/2032	1,335,099
3,645,000	5.04%, 09/16/2030	3,664,314
10,000,000	5.29%, 10/15/2031	10,066,068
36,226	JP Morgan Chase Bank NA - CACLN 0.89%, 12/26/2028(1)	36,119
	Lendbuzz Securitization Trust
617,200	1.46%, 06/15/2026(1)	615,490
3,337,257	7.50%, 12/15/2028(1)	3,408,584
8,825,000	Nissan Auto Lease Trust 5.21%, 12/15/2028	8,893,148
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,458,582
3,860,000	5.64%, 08/15/2030	3,919,657
4,380,000	5.97%, 10/15/2031	4,453,608
	SFS Auto Receivables Securitization Trust
1,318,000	4.94%, 01/21/2031(1)	1,325,223
615,000	5.38%, 01/21/2031(1)	621,513
911	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	911
444,699	U.S. Bank NA 6.79%, 08/25/2032(1)	449,976
	World Omni Auto Receivables Trust
4,400,000	1.29%, 12/15/2027	4,279,260
6,240,000	4.68%, 07/15/2030	6,206,521
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.2% - (continued)
	Asset-Backed - Automobile - 9.5% - (continued)
$ 9,000,000	4.83%, 05/15/2031	$8,923,071
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	9,993,436
		171,031,026
	Asset-Backed - Home Equity - 0.0%
63,089	Accredited Mortgage Loan Trust 5.10%, 01/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	63,480
	Commercial Mortgage-Backed Securities - 3.4%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,301,632
4,337,613	BSPRT Issuer Ltd. 6.51%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	4,330,832
1,660,302	BX Commercial Mortgage Trust 5.57%, 05/15/2038, 1 mo. USD Term SOFR + 0.77%(1)(2)	1,650,184
2,360,328	CSMC Trust 2.26%, 08/15/2037(1)	2,269,475
	FREMF Mortgage Trust
3,350,000	3.72%, 10/25/2048(1)(3)	3,308,691
3,520,000	3.78%, 10/25/2048(1)(3)	3,464,504
2,900,000	3.83%, 01/25/2048(1)(3)	2,884,704
9,100,000	4.05%, 04/25/2048(1)(3)	8,958,038
9,100,000	4.17%, 04/25/2049(1)(3)	8,954,512
4,235,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	4,228,489
1,382,327	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,168,066
4,843,317	MF1 Ltd. 6.11%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,829,785
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,789,976
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,971,598
		61,110,486
	Other Asset-Backed Securities - 7.0%
	Affirm Asset Securitization Trust
2,590,000	5.61%, 02/15/2029(1)	2,608,864
2,445,000	6.61%, 01/18/2028(1)	2,452,157
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	711,841
873,083	Apidos CLO XX Ltd. 6.01%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	873,535
700,000	Apidos CLO XXIII Ltd. 6.14%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	700,253
2,750,000	Apidos CLO XXVIII 6.28%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,752,508
1,802,449	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,645,357
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,500,709
3,600,000	Bain Capital Credit CLO Ltd. 7.16%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(2)	3,600,162
75,744	BHG Securitization Trust 5.32%, 10/17/2035(1)	75,727
	Carlyle Global Market Strategies CLO Ltd.
2,298,003	5.86%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(2)	2,300,851
662,315	5.88%, 04/17/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	662,610
1,000,000	6.31%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,004,425
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,100,346
The accompanying notes are an integral part of these financial statements.

66

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.2% - (continued)
	Other Asset-Backed Securities - 7.0% - (continued)
	CIFC Funding Ltd.
$ 2,470,000	6.24%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	$2,476,279
4,500,000	6.30%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	4,498,920
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	6,062,890
1,181,296	Dryden 37 Senior Loan Fund 6.02%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,183,068
656,386	Dryden 41 Senior Loan Fund 5.89%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	657,395
1,171,576	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,124,721
4,208,704	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,080,303
715,110	KKR CLO 11 Ltd. 6.10%, 01/15/2031, 3 mo. USD Term SOFR + 1.44%(1)(2)	717,953
745,131	KKR CLO 21 Ltd. 5.92%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	746,224
622,535	LCM XXIV Ltd. 5.86%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(2)	622,707
9,000,000	Madison Park Funding LIV Ltd. 6.62%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	9,001,674
4,050,000	Madison Park Funding XLII Ltd. 6.39%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,052,754
2,786,486	Madison Park Funding XVIII Ltd. 5.82%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	2,790,621
1,007,310	Magnetite XXV Ltd. 6.09%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	1,008,948
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	1,978,139
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.37%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	6,029,226
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.98%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,672,348
6,000,000	Octagon Investment Partners 42 Ltd. 6.76%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	6,016,782
760,346	Octagon Investment Partners XVI Ltd. 5.93%, 07/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	761,311
815,000	OHA Credit Funding 6 Ltd. 6.44%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	815,000
7,750,000	OHA Credit Partners XV Ltd. 6.97%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	7,756,432
4,950,000	Palmer Square Loan Funding Ltd. 7.06%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,961,355
774,894	Progress Residential Trust 1.05%, 04/17/2038(1)	742,464
1,214,052	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,129,093
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	892,459
3,285,000	1.89%, 08/25/2045(1)	3,196,082
2,000,000	Symphony CLO XXII Ltd. 6.73%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	2,005,900
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.2% - (continued)
	Other Asset-Backed Securities - 7.0% - (continued)
$ 1,026,272	Symphony Static CLO I Ltd. 5.72%, 10/25/2029, 3 mo. USD Term SOFR + 1.09%(1)(2)	$1,026,812
9,500,000	Texas Debt Capital CLO Ltd. 6.98%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	9,614,902
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,860,795
4,875,000	2.17%, 10/15/2046(1)	4,591,179
		126,064,081
	Whole Loan Collateral CMO - 6.3%
	Angel Oak Mortgage Trust
856,675	0.91%, 01/25/2066(1)(3)	732,113
3,506,417	0.95%, 07/25/2066(1)(3)	2,939,514
551,039	0.99%, 04/25/2053(1)(3)	518,480
1,377,239	1.04%, 01/20/2065(1)(3)	1,136,685
1,596,469	1.07%, 05/25/2066(1)(3)	1,357,113
3,135,182	1.46%, 09/25/2066(1)(3)	2,596,297
620,921	1.47%, 06/25/2065(1)(3)	584,266
1,141,923	1.69%, 04/25/2065(1)(3)	1,058,623
153,909	2.47%, 12/25/2059(1)(3)	147,706
	Arroyo Mortgage Trust
1,464,336	1.18%, 10/25/2048(1)(3)	1,282,606
863,106	2.96%, 10/25/2048(1)(3)	806,159
230,260	3.81%, 01/25/2049(1)(3)	222,240
	BRAVO Residential Funding Trust
474,090	0.94%, 02/25/2049(1)(3)	424,960
432,186	1.45%, 05/25/2060(1)(3)	413,906
	Bunker Hill Loan Depositary Trust
307,434	1.72%, 02/25/2055(1)(3)	298,950
309,772	2.72%, 11/25/2059(1)(4)	304,682
	Citigroup Mortgage Loan Trust, Inc.
461,757	3.25%, 03/25/2061(1)(3)	446,763
382,746	3.50%, 02/25/2058(1)(3)	373,529
	COLT Mortgage Loan Trust
390,021	0.80%, 07/27/2054(1)	341,617
1,895,238	0.91%, 06/25/2066(1)(3)	1,592,111
1,429,118	0.92%, 08/25/2066(1)(3)	1,164,256
3,709,791	0.96%, 09/27/2066(1)(3)	2,982,476
4,700,749	1.11%, 10/25/2066(1)(3)	3,908,902
780,297	1.33%, 10/26/2065(1)(3)	704,256
3,438,835	1.40%, 10/25/2066(1)(3)	2,843,411
1,571,388	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(3)	1,346,328
4,619,892	COLT Trust 1.39%, 01/25/2065(1)(3)	3,928,502
	CSMC Trust
1,701,742	0.81%, 05/25/2065(1)(3)	1,510,759
1,880,383	0.83%, 03/25/2056(1)(3)	1,532,531
2,832,100	1.02%, 04/25/2066(1)(3)	2,344,033
3,009,600	1.10%, 05/25/2066(1)(3)	2,552,040
2,611,465	1.17%, 07/25/2066(1)(3)	2,196,126
3,388,897	2.00%, 01/25/2060(1)(3)	2,996,677
1,306,335	2.21%, 05/25/2065(1)(4)	1,206,229
494,316	3.24%, 02/25/2050(1)(3)	467,417
	Deephaven Residential Mortgage Trust
379,077	0.72%, 05/25/2065(1)(3)	356,075
765,594	0.90%, 04/25/2066(1)(3)	673,166
	Ellington Financial Mortgage Trust
328,397	0.80%, 02/25/2066(1)(3)	280,100
722,145	0.93%, 06/25/2066(1)(3)	593,198
421,938	1.18%, 10/25/2065(1)(3)	392,381
118,621	2.74%, 11/25/2059(1)(3)	114,187
	GCAT Trust
1,386,895	0.87%, 01/25/2066(1)(3)	1,160,358
1,605,971	1.04%, 05/25/2066(1)(3)	1,333,468
2,190,026	1.09%, 05/25/2066(1)(3)	1,866,515
The accompanying notes are an integral part of these financial statements.

67

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.2% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
$ 3,229,590	1.09%, 08/25/2066(1)(3)	$2,626,110
4,718,955	1.26%, 07/25/2066(1)(3)	3,849,445
1,306,499	2.47%, 04/25/2065(1)(3)	1,232,529
427,682	2.56%, 04/25/2065(1)(4)	407,446
610,972	2.65%, 10/25/2068(1)(3)	584,202
275,724	3.25%, 01/25/2060(1)(4)	267,486
	Imperial Fund Mortgage Trust
2,256,561	1.07%, 06/25/2056(1)(3)	1,928,437
1,862,723	1.07%, 09/25/2056(1)(3)	1,530,701
2,445,706	1.60%, 11/25/2056(1)(3)	2,031,041
1,781,208	IMS Ecuadorian Mortagage Trust 3.40%, 08/18/2043(1)	1,755,204
269,807	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	253,507
	MFA Trust
648,125	0.85%, 01/25/2056(1)(3)	617,890
501,405	1.01%, 01/26/2065(1)(3)	465,278
880,654	1.03%, 11/25/2064(1)(3)	765,719
642,156	1.15%, 04/25/2065(1)(3)	582,438
1,945,723	1.91%, 11/25/2056(1)(3)	1,694,818
330,870	2.48%, 03/25/2065(1)(3)	316,167
	Mill City Mortgage Loan Trust
2,411,313	1.13%, 11/25/2060(1)(3)	2,279,865
1,151,611	2.75%, 07/25/2059(1)(3)	1,112,051
91,576	2.75%, 01/25/2061(1)(3)	90,818
139,714	3.25%, 05/25/2062(1)(3)	137,347
107,587	3.50%, 05/25/2058(1)(3)	106,761
469,762	3.50%, 08/25/2058(1)(3)	458,334
	New Residential Mortgage Loan Trust
277,346	0.94%, 10/25/2058(1)(3)	265,433
378,212	1.65%, 05/24/2060(1)(3)	360,868
673,054	2.46%, 01/26/2060(1)(3)	626,781
193,955	3.25%, 09/25/2056(1)(3)	179,550
269,553	3.50%, 12/25/2057(1)(3)	258,877
178,061	3.75%, 11/26/2035(1)(3)	169,075
127,588	3.75%, 03/25/2056(1)(3)	119,844
213,425	3.75%, 11/25/2056(1)(3)	199,105
603,806	3.82%, 09/25/2057(1)(3)	559,794
371,594	4.00%, 02/25/2057(1)(3)	355,494
374,155	4.00%, 03/25/2057(1)(3)	355,846
263,936	4.00%, 04/25/2057(1)(3)	252,848
337,212	4.00%, 05/25/2057(1)(3)	321,597
313,933	4.00%, 12/25/2057(1)(3)	300,401
727,557	5.60%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	712,622
	OBX Trust
917,109	1.05%, 07/25/2061(1)(3)	738,800
3,093,283	1.10%, 05/25/2061(1)(3)	2,530,940
3,838,845	1.96%, 10/25/2061(1)(3)	3,206,342
618,149	3.50%, 12/25/2049(1)(3)	548,726
141,751	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	138,637
25,945	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	25,504
4,531,669	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	3,738,419
1,061,169	STAR Trust 1.22%, 05/25/2065(1)(3)	981,774
	Starwood Mortgage Residential Trust
1,879,043	1.13%, 06/25/2056(1)(3)	1,583,570
220,380	1.49%, 04/25/2065(1)(3)	212,527
101,169	2.28%, 02/25/2050(1)(3)	96,205
	Towd Point Mortgage Trust
1,970,026	1.75%, 10/25/2060(1)	1,760,051
35,150	2.75%, 07/25/2057(1)(3)	34,843
260,874	2.75%, 10/25/2057(1)(3)	253,808
3,227,823	2.90%, 10/25/2059(1)(3)	3,061,030
427,631	3.25%, 03/25/2058(1)(3)	418,577
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 26.2% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
$ 1,255,686	TRK Trust 1.15%, 07/25/2056(1)(3)	$1,093,587
	Verus Securitization Trust
1,018,584	0.82%, 10/25/2063(1)(3)	956,323
901,380	0.82%, 01/25/2066(1)(3)	801,359
1,096,630	0.92%, 02/25/2064(1)(3)	993,553
2,832,439	1.01%, 09/25/2066(1)(3)	2,377,612
970,460	1.02%, 04/25/2064(1)(3)	877,289
660,165	1.03%, 02/25/2066(1)(3)	587,409
489,927	2.50%, 05/25/2065(1)(4)	471,310
143,365	3.42%, 01/25/2060(1)(4)	139,552
649,820	Visio Trust 1.28%, 05/25/2056(1)	591,062
		114,382,249
	Total Asset & Commercial Mortgage-Backed Securities (cost $493,736,844)	$472,651,322
CORPORATE BONDS - 50.5%
	Aerospace/Defense - 0.6%
	Boeing Co.
5,000,000	2.20%, 02/04/2026	$4,815,210
1,215,000	6.26%, 05/01/2027(1)	1,242,978
790,000	HEICO Corp. 5.25%, 08/01/2028	802,086
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,298,771
		11,159,045
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,506,719
	Apparel - 0.1%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,509,443
	Auto Manufacturers - 1.5%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,079,611
4,250,000	3.38%, 11/13/2025	4,168,666
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,789,879
2,000,000	5.00%, 04/09/2027	2,002,687
2,000,000	5.55%, 07/15/2029	2,025,910
	Hyundai Capital America
4,000,000	5.25%, 01/08/2027(1)	4,029,537
4,000,000	5.30%, 01/08/2029(1)	4,030,540
3,000,000	5.95%, 09/21/2026(1)	3,055,005
		27,181,835
	Beverages - 0.5%
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,837,152
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,356,128
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	4,977,638
		9,170,918
	Biotechnology - 0.6%
	Illumina, Inc.
4,780,000	4.65%, 09/09/2026	4,767,781
2,750,000	5.80%, 12/12/2025	2,774,923
4,125,000	Royalty Pharma PLC 1.20%, 09/02/2025	4,000,166
		11,542,870
	Chemicals - 0.3%
3,515,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	3,635,257
The accompanying notes are an integral part of these financial statements.

68

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Chemicals - 0.3% - (continued)
$ 800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	$787,738
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,735,389
		6,158,384
	Commercial Banks - 17.5%
4,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	4,512,601
	AIB Group PLC
1,490,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(5)	1,566,402
4,000,000	7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,088,798
	Bank of America Corp.
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,796,813
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	2,506,445
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	4,039,283
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	5,367,440
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	2,804,579
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	3,695,074
3,000,000	Banque Federative du Credit Mutuel SA 4.75%, 07/13/2027(1)	2,998,176
	Barclays PLC
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	3,745,437
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 1 yr. USD CMT + 2.30% thereafter)(5)	2,501,182
2,500,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(5)	2,619,532
2,500,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(5)	2,567,701
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,786,611
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,919,345
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,321,302
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(5)	1,451,651
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 17.5% - (continued)
$ 2,000,000	5.18%, 01/09/2030, (5.18% fixed rate until 01/09/2029; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	$2,010,174
3,310,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(5)	3,350,986
3,500,000	5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(5)	3,549,306
	BPCE SA
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,702,390
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	792,374
3,925,000	4.75%, 07/19/2027(1)	3,921,303
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(5)	4,094,540
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(5)	3,280,977
	CaixaBank SA
4,130,000	5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(5)	4,197,470
3,475,000	6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(5)	3,579,562
3,325,000	Citibank NA 4.84%, 08/06/2029	3,333,776
	Citigroup, Inc.
5,425,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(5)	5,313,263
5,000,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,033,622
1,070,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	1,092,685
	Credit Agricole SA
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	3,362,869
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,736,768
	Danske Bank AS
7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	6,917,381
3,220,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(5)	3,285,400
	Deutsche Bank AG
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	3,207,509
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,540,656
The accompanying notes are an integral part of these financial statements.

69

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 17.5% - (continued)
$ 3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	$3,368,916
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 1 yr. USD CMT + 0.72% thereafter)(1)(5)	2,849,025
1,415,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	1,476,519
	Goldman Sachs Group, Inc.
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	1,883,924
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,091,598
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(5)	3,279,727
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	5,275,282
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,393,510
6,560,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	6,677,277
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,652,430
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	2,964,784
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	5,074,791
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,969,339
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(5)	4,667,163
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(5)	4,467,449
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	2,440,700
2,050,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	2,102,426
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,086,179
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,593,095
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,379,435
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 17.5% - (continued)
	Lloyds Banking Group PLC
$ 1,950,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	$1,972,492
3,000,000	5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(5)	3,071,839
2,500,000	5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(5)	2,546,332
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,239,892
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,941,069
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,601,679
8,600,000	4.70%, 01/27/2028	8,520,606
	Morgan Stanley
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,838,663
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	2,006,951
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	5,043,229
720,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	733,898
3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(5)	3,618,603
1,710,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	1,800,649
	NatWest Group PLC
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	3,166,522
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(5)	1,472,012
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	5,488,043
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	3,002,797
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	3,010,418
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,599,438
	Societe Generale SA
5,200,000	4.68%, 06/15/2027(1)	5,194,029
2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	2,530,878
The accompanying notes are an integral part of these financial statements.

70

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Commercial Banks - 17.5% - (continued)
	Standard Chartered PLC
$ 2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(5)	$1,978,773
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	5,610,381
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(5)	5,103,977
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,022,975
1,660,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	1,679,914
	UBS Group AG
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(5)	4,860,215
2,100,000	4.13%, 04/15/2026(1)	2,077,486
2,635,000	5.62%, 09/13/2030, (5.62% fixed rate until 09/13/2029; 1 yr. USD SOFR ICE Swap Rate + 1.34% thereafter)(1)(5)	2,690,589
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	3,119,619
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(5)	4,983,405
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	4,852,982
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	2,726,996
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	2,630,896
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(5)	5,097,022
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,237,345
	Westpac New Zealand Ltd.
2,500,000	4.90%, 02/15/2028(1)	2,501,875
3,000,000	5.20%, 02/28/2029(1)(6)	3,039,822
		315,899,263
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,820,493
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,872,515
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,473,347
	Howard University
500,000	1.99%, 10/01/2025	483,847
655,000	2.52%, 10/01/2025	636,949
		11,287,151
	Construction Materials - 0.2%
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,071,778
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Diversified Financial Services - 3.3%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$ 1,000,000	1.75%, 01/30/2026	$961,555
3,420,000	2.45%, 10/29/2026	3,264,407
4,935,000	5.10%, 01/19/2029	4,947,726
2,750,000	Air Lease Corp. 5.10%, 03/01/2029(6)	2,768,285
	Aircastle Ltd.
3,050,000	5.25%, 08/11/2025(1)	3,047,735
1,220,000	5.95%, 02/15/2029(1)	1,247,185
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(5)	4,101,876
	Aviation Capital Group LLC
4,000,000	4.88%, 10/01/2025(1)	3,991,881
3,000,000	6.75%, 10/25/2028(1)	3,155,915
2,000,000	Avolon Holdings Funding Ltd. 4.25%, 04/15/2026(1)	1,968,726
	Capital One Financial Corp.
1,350,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	1,361,130
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	2,241,456
1,395,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	1,422,278
3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	3,240,451
4,155,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	4,380,505
9,050,000	goeasy Ltd. 6.88%, 05/15/2030(1)	9,193,707
	Macquarie Airfinance Holdings Ltd.
1,140,000	5.15%, 03/17/2030(1)	1,115,813
5,000,000	6.40%, 03/26/2029(1)	5,152,475
1,050,000	Nuveen LLC 5.55%, 01/15/2030(1)	1,075,537
		58,638,643
	Electric - 3.0%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,830,712
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,127,514
3,575,000	5.95%, 03/30/2029(1)	3,699,787
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(4)	2,232,371
	Edison International
4,000,000	4.70%, 08/15/2025	3,989,086
2,180,000	5.25%, 11/15/2028	2,195,927
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,127,840
3,230,000	Enel Finance International NV 1.63%, 07/12/2026(1)(4)	3,061,992
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	503,781
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,593,273
	Pacific Gas & Electric Co.
2,000,000	4.95%, 06/08/2025	1,997,022
5,150,000	5.45%, 06/15/2027	5,221,109
3,785,000	6.10%, 01/15/2029	3,930,096
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,419,893
10,350,000	5.88%, 10/15/2028	10,739,856
		54,670,259
	Electronics - 0.9%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,771,593
The accompanying notes are an integral part of these financial statements.

71

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Electronics - 0.9% - (continued)
$ 3,775,000	6.00%, 01/15/2028	$3,869,376
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,814,789
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,928,111
		16,383,869
	Energy-Alternate Sources - 0.3%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,460,078
	Entertainment - 0.3%
6,490,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	6,250,466
	Food - 0.1%
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,023,787
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026	2,399,877
7,030,000	6.05%, 04/15/2028	7,198,241
		9,598,118
	Healthcare - Products - 0.3%
5,775,000	Solventum Corp. 5.40%, 03/01/2029(1)	5,848,525
	Healthcare - Services - 1.6%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,878,123
965,000	Elevance Health, Inc. 5.15%, 06/15/2029	977,518
4,175,000	HCA, Inc. 3.13%, 03/15/2027	4,015,555
1,265,000	Humana, Inc. 5.75%, 12/01/2028	1,297,929
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,887,050
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,061,500
8,740,000	6.25%, 02/01/2029	9,101,451
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,828,972
		28,048,098
	Insurance - 2.6%
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,826,843
7,215,000	5.58%, 01/09/2029(1)	7,318,528
3,020,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	2,868,693
2,355,000	CNO Global Funding 1.75%, 10/07/2026(1)	2,214,528
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,968,387
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,722,270
1,870,000	5.90%, 09/19/2028(1)	1,931,007
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)(6)	1,913,997
2,020,000	1.40%, 07/07/2025(1)	1,975,431
5,740,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	5,827,938
5,400,000	Northwestern Mutual Global Funding 4.11%, 09/12/2027(1)	5,348,610
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,627,422
3,675,000	6.00%, 11/21/2028(1)	3,814,747
		46,358,401
	Internet - 0.4%
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,491,555
5,370,000	Meta Platforms, Inc. 4.30%, 08/15/2029	5,329,590
		6,821,145
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Investment Company Security - 1.3%
	Ares Capital Corp.
$ 4,000,000	5.88%, 03/01/2029	$4,029,030
4,000,000	5.95%, 07/15/2029	4,037,252
5,560,000	7.00%, 01/15/2027	5,745,752
5,000,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	5,035,752
4,275,000	FS KKR Capital Corp. 3.25%, 07/15/2027	4,021,989
		22,869,775
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,973,169
	Lodging - 0.2%
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	382,545
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,572,387
		2,954,932
	Media - 1.1%
7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	7,200,388
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,608,894
4,425,000	Paramount Global 7.88%, 07/30/2030	4,767,116
5,400,000	Townsquare Media, Inc. 6.88%, 02/01/2026(1)	5,379,744
		19,956,142
	Mining - 0.2%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,959,055
	Office/Business Equipment - 0.2%
4,325,000	CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	4,126,701
	Oil & Gas - 0.7%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,282,573
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,595,699
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,980,277
4,340,000	7.50%, 01/15/2028(1)	4,600,226
		12,458,775
	Oil & Gas Services - 0.1%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,635,125
	Packaging & Containers - 0.5%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,864,769
2,140,000	5.50%, 04/15/2028	2,146,034
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,213,074
		8,223,877
	Pharmaceuticals - 0.4%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,471,457
1,610,000	6.25%, 01/21/2029(1)	1,664,488
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,857,624
		7,993,569
	Pipelines - 1.8%
4,250,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	4,319,883
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,241,745
3,680,000	6.04%, 08/15/2028(1)	3,788,046
755,000	6.06%, 08/15/2026(1)	767,154
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,063,558
The accompanying notes are an integral part of these financial statements.

72

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Pipelines - 1.8% - (continued)
$ 905,000	6.10%, 12/01/2028	$943,689
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,004,871
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,413,194
	Targa Resources Corp.
2,775,000	5.20%, 07/01/2027	2,807,273
3,000,000	6.15%, 03/01/2029	3,132,206
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,436,897
		31,918,516
	Real Estate - 0.8%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,158,704
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,440,656
		13,599,360
	Real Estate Investment Trusts - 3.2%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,566,309
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,405,780
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,543,989
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,695,294
4,875,000	4.80%, 09/01/2028	4,848,356
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	3,001,659
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,883,136
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,292,564
	Piedmont Operating Partnership LP
1,750,000	6.88%, 07/15/2029	1,805,149
3,325,000	9.25%, 07/20/2028	3,657,885
5,000,000	Realty Income Corp. 4.75%, 02/15/2029	4,992,178
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	940,668
1,390,000	1.88%, 07/15/2050(1)	1,338,575
1,745,000	2.84%, 01/15/2050(1)	1,737,119
5,410,000	4.83%, 10/15/2029(1)	5,280,640
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,904,657
		57,893,958
	Retail - 0.6%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,419,925
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,771,076
2,780,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	2,609,990
4,585,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	4,448,917
		11,249,908
	Savings & Loans - 0.2%
4,000,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	4,121,407
	Semiconductors - 0.8%
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,567,724
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,841,899
815,000	5.75%, 02/15/2029	839,084
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,010,951
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,338,138
		14,597,796
	Software - 0.9%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)	4,736,339
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 50.5% - (continued)
	Software - 0.9% - (continued)
$ 5,350,000	Fiserv, Inc. 4.75%, 03/15/2030	$5,324,501
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,919,511
1,784,000	PTC, Inc. 3.63%, 02/15/2025(1)	1,773,587
		15,753,938
	Telecommunications - 1.0%
5,500,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	5,406,803
2,145,000	Motorola Solutions, Inc. 5.00%, 04/15/2029	2,160,982
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,198,980
		17,766,765
	Trucking & Leasing - 1.0%
1,450,000	DAE Funding LLC 2.63%, 03/20/2025(1)	1,435,365
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,888,221
2,275,000	4.40%, 07/01/2027(1)	2,246,618
2,795,000	5.35%, 03/30/2029(1)	2,827,851
2,645,000	5.70%, 02/01/2028(1)	2,703,145
5,000,000	SMBC Aviation Capital Finance DAC 5.30%, 04/03/2029(1)	5,052,131
		17,153,331
	Total Corporate Bonds (cost $908,664,257)	$911,794,894
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM) 5.45%, 08/15/2028	$1,873,801
	Total Municipal Bonds (cost $1,856,324)	$1,873,801
SENIOR FLOATING RATE INTERESTS - 12.9%(7)
	Advertising - 0.0%
55,551	CMG Media Corp. 8.20%, 12/17/2026, 3 mo. USD Term SOFR + 3.50%	$50,697
	Aerospace/Defense - 0.3%
682,718	Barnes Group, Inc. 7.19%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	683,148
1,073,100	Spirit Aerosystems, Inc. 9.09%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,077,124
3,836,012	TransDigm, Inc. 7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,839,158
		5,599,430
	Airlines - 0.1%
248,750	Air Canada 7.25%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	248,777
822,500	American Airlines, Inc. 9.63%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	845,505
615,000	JetBlue Airways Corp. 10.52%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	610,695
439,701	SkyMiles IP Ltd. 8.37%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	447,664
		2,152,641
	Apparel - 0.2%
2,712,215	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	2,716,961
The accompanying notes are an integral part of these financial statements.

73

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Apparel - 0.2% - (continued)
$ 927,188	Crocs, Inc. 6.88%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	$928,346
461,813	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	464,700
		4,110,007
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	6.10%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,375,438
$ 1,127,175	7.19%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,127,581
1,175,640	First Brands Group LLC 9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,140,715
		3,643,734
	Beverages - 0.0%
595,686	Pegasus Bidco BV 7.85%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	596,180
	Chemicals - 0.3%
1,127,639	Axalta Coating Systems U.S. Holdings, Inc. 6.60%, 12/20/2029, 3 mo. USD Term SOFR + 2.00%	1,130,570
1,359,540	Element Solutions, Inc. 6.44%, 12/18/2030, 3 mo. USD Term SOFR + 1.75%	1,359,255
254,599	Nouryon Finance BV 8.63%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	255,765
	Tronox Finance LLC
843,074	7.10%, 09/18/2031, 1 mo. USD Term SOFR + 2.50%	841,363
991,627	7.35%, 04/04/2029, 3 mo. USD Term SOFR + 2.75%	989,505
		4,576,458
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
14,117	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(8)	14,156
190,883	0.00%, 07/17/2031, 1 mo. USD Term SOFR + 3.50%(8)	191,408
		205,564
	Commercial Services - 1.3%
1,862,446	AlixPartners LLP 7.30%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,864,308
907,079	Allied Universal Holdco LLC 8.54%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	904,883
935,000	APi Group DE, Inc. 6.69%, 01/03/2029, 1 mo. USD Term SOFR + 2.00%	934,056
1,045,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	1,048,480
EUR 1,443,965	Boels Topholding BV 6.56%, 05/23/2031, 3 mo. EURIBOR + 3.00%	1,575,715
$ 845,000	Boost Newco Borrower LLC 7.10%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	846,589
498,170	BrightView Landscapes LLC 7.09%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	497,547
1,149,225	Cimpress PLC 7.69%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	1,147,788
1,008,421	Ensemble RCM LLC 7.59%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,009,309
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Commercial Services - 1.3% - (continued)
$ 1,230,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	$1,230,000
882,276	Fugue Finance BV 9.06%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	885,726
985,565	Hertz Corp. 8.30%, 06/30/2028, 1 mo. USD Term SOFR + 3.50%	874,847
543,638	OMNIA Partners LLC 7.87%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	544,431
	Trans Union LLC
1,006,113	6.44%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	1,004,342
1,452,918	6.69%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	1,452,163
2,186,506	United Rentals, Inc. 6.44%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	2,202,358
EUR 2,380,000	Verisure Holding AB 6.35%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,585,091
$ 552,781	Vestis Corp. 7.37%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	550,017
2,601,231	WEX, Inc. 6.69%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	2,602,870
		23,760,520
	Construction Materials - 0.4%
976,534	Chamberlain Group, Inc. 8.04%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	974,463
594,867	Emerald Borrower LP 7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	593,784
2,213,236	Quikrete Holdings, Inc. 7.19%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	2,211,311
1,355,884	Standard Industries, Inc. 6.76%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	1,358,162
1,144,250	Summit Materials LLC 6.55%, 01/12/2029, 1 mo. USD Term SOFR + 1.75%	1,145,429
1,550,301	Zurn Holdings, Inc. 6.80%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,557,618
		7,840,767
	Distribution/Wholesale - 0.4%
4,169,416	American Builders & Contractors Supply Co., Inc. 6.44%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,170,583
2,113,784	Core & Main LP 6.72%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	2,107,612
1,004,882	Windsor Holdings III LLC 8.26%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	1,008,148
		7,286,343
	Diversified Financial Services - 0.4%
1,924,899	Blackhawk Network Holdings, Inc. 9.69%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,932,599
474,000	Delos Aircraft DAC 6.35%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	475,692
2,455,944	Fleetcor Technologies Operating Co. LLC 6.44%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,450,835
The accompanying notes are an integral part of these financial statements.

74

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 1,042,591	Russell Investments U.S. Institutional Holdco, Inc. 8.12%, 05/30/2027, 3 mo. USD Term SOFR + 3.50%(9)	$935,350
2,320,525	Setanta Aircraft Leasing DAC 6.35%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	2,328,392
		8,122,868
	Electric - 0.1%
1,046,659	Constellation Renewables LLC 7.31%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,049,464
	Electronics - 0.2%
1,537,951	II-VI, Inc. 7.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	1,536,029
508,522	Ingram Micro, Inc. 7.56%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	508,573
750,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(8)	748,125
		2,792,727
	Engineering & Construction - 0.2%
2,083,817	Brown Group Holding LLC 7.47%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	2,081,484
290,000	Construction Partners, Inc. 7.17%, 10/29/2031, 1 mo. USD Term SOFR + 2.50%	290,000
340,375	Fluidra SA 6.71%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	340,092
865,525	KKR Apple Bidco LLC 7.55%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	865,092
		3,576,668
	Entertainment - 0.5%
973,350	Caesars Entertainment, Inc. 7.44%, 02/06/2030, 1 mo. USD Term SOFR + 2.75%	972,941
1,970,100	Cinemark USA, Inc. 7.91%, 05/24/2030, 3 mo. USD Term SOFR + 3.25%	1,974,612
	Delta 2 Lux SARL
151,667	0.00%, 09/10/2031, 1 mo. USD Term SOFR + 2.00%(8)	151,553
303,333	6.60%, 09/10/2031, 3 mo. USD Term SOFR + 2.00%	303,106
522,963	Great Canadian Gaming Corp. 9.01%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	521,917
660,012	Ontario Gaming GTA LP 8.89%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	659,656
713,575	Penn Entertainment, Inc. 7.54%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	713,982
1,795,500	Six Flags Entertainment Corp. 6.85%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,791,388
2,368,228	UFC Holdings LLC 7.64%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	2,369,459
		9,458,614
	Environmental Control - 0.3%
2,475,906	Clean Harbors, Inc. 6.60%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	2,485,190
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Environmental Control - 0.3% - (continued)
	Covanta Holding Corp.
$ 961,479	7.19%, 11/30/2028, 6 mo. USD Term SOFR + 2.50%	$961,825
73,868	7.59%, 11/30/2028, 6 mo. USD Term SOFR + 2.50%	73,894
1,225,632	Filtration Group Corp. 8.30%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,227,165
		4,748,074
	Food - 0.2%
290,000	Aspire Bakeries Holdings LLC 8.97%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	289,034
1,545,064	CHG PPC Parent LLC 7.55%, 12/08/2028, 1 mo. USD Term SOFR + 2.75%	1,537,339
914,413	Froneri International Ltd. 6.69%, 09/17/2031, 1 mo. USD Term SOFR + 2.00%	910,270
930,687	U.S. Foods, Inc. 6.44%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	934,531
753,351	UTZ Quality Foods LLC 7.35%, 01/20/2028, 3 mo. USD Term SOFR + 2.75%	753,351
		4,424,525
	Food Service - 0.1%
	Aramark Services, Inc.
951,150	6.55%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	949,666
1,001,985	6.69%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,001,985
361,031	6.69%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	360,919
		2,312,570
	Healthcare - Products - 0.2%
	Avantor Funding, Inc.
EUR 94,944	5.65%, 06/12/2028, 1 mo. EURIBOR + 2.50%	103,467
$ 1,347,730	6.79%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	1,354,091
1,792,044	Medline Borrower LP 7.44%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	1,793,244
		3,250,802
	Healthcare - Services - 0.4%
1,292,569	AHP Health Partners, Inc. 7.44%, 08/24/2028, 1 mo. USD Term SOFR + 2.75%	1,293,539
1,205,240	Catalent Pharma Solutions, Inc. 6.86%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,204,107
121,849	ICON Luxembourg SARL 6.60%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	122,166
	IQVIA, Inc.
EUR 532,882	5.35%, 06/11/2025, 3 mo. EURIBOR + 2.00%	580,366
$ 1,220,775	6.60%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	1,223,448
492,797	Medical Solutions Holdings, Inc. 8.19%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	366,572
The accompanying notes are an integral part of these financial statements.

75

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Healthcare - Services - 0.4% - (continued)
$ 30,359	PRA Health Sciences, Inc. 6.60%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	$30,438
1,603,202	Surgery Center Holdings, Inc. 7.49%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,606,345
		6,426,981
	Home Builders - 0.1%
1,243,348	Installed Building Products, Inc. 6.69%, 03/28/2031, 1 mo. USD Term SOFR + 2.00%	1,247,699
1,098,112	Tecta America Corp. 8.80%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,100,858
		2,348,557
	Home Furnishings - 0.2%
1,228,816	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	1,228,054
1,750,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	1,748,548
		2,976,602
	Household Products - 0.0%
70,000	Prestige Brands, Inc. 6.80%, 07/03/2028, 1 mo. USD Term SOFR + 2.00%	70,073
	Insurance - 1.1%
2,418,179	Acrisure LLC 8.01%, 11/06/2030, 1 mo. USD Term SOFR + 3.25%	2,412,133
735,097	Alliant Holdings Intermediate LLC 7.76%, 09/19/2031, 1 mo. USD Term SOFR + 3.00%	731,422
345,805	AmWINS Group, Inc. 7.05%, 02/19/2028, 1 mo. USD Term SOFR + 2.25%	345,466
	Asurion LLC
844,375	8.05%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	836,852
691,562	8.79%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	684,895
2,264,805	8.94%, 09/19/2030, 1 mo. USD Term SOFR + 4.25%	2,237,061
552,982	9.04%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	549,526
1,055,000	10.05%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,013,549
2,479,242	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	2,483,705
1,171,059	Ryan Specialty Group LLC 6.94%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	1,168,717
3,457,005	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	3,457,489
1,390,000	Truist Insurance Holdings LLC 7.85%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	1,390,876
1,977,648	USI, Inc. 7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	1,976,659
		19,288,350
	Internet - 0.3%
976,255	Endure Digital, Inc. 8.47%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	884,975
1,737,653	Gen Digital, Inc. 6.44%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,729,938
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Internet - 0.3% - (continued)
	Go Daddy Operating Co. LLC
$ 936,092	6.44%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	$932,768
898,585	6.69%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	897,777
1,407,423	MH Sub I LLC 8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,398,092
		5,843,550
	IT Services - 0.6%
870,000	Amentum Holdings, Inc. 6.94%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	869,347
1,050,000	CACI International, Inc. 0.00%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%(8)	1,050,000
1,025,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,022,868
2,175,697	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	2,169,344
1,841,733	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,779,574
1,650,708	Science Applications International Corp. 6.44%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,651,402
546,462	Surf Holdings LLC 8.36%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	545,172
841,612	Tempo Acquisition LLC 6.94%, 08/31/2028, 1 mo. USD Term SOFR + 2.25%	841,873
		9,929,580
	Leisure Time - 0.3%
	Carnival Corp.
205,721	7.44%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	206,108
1,276,983	7.44%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	1,278,579
2,167,200	Hayward Industries, Inc. 7.30%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,166,810
957,825	MajorDrive Holdings IV LLC 8.87%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	959,874
		4,611,371
	Lodging - 0.2%
2,234,221	Four Seasons Hotels Ltd. 6.44%, 11/30/2029, 1 mo. USD Term SOFR + 1.75%	2,231,429
974,847	Hilton Domestic Operating Co., Inc. 6.49%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	974,544
1,253,700	Station Casinos LLC 6.94%, 03/14/2031, 1 mo. USD Term SOFR + 2.25%	1,250,992
		4,456,965
	Machinery - Construction & Mining - 0.1%
1,815,462	Wec U.S. Holdings Ltd. 7.60%, 01/27/2031, 1 mo. USD Term SOFR + 2.75%	1,816,352
	Machinery-Diversified - 0.1%
1,810,177	TK Elevator U.S. Newco, Inc. 8.59%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	1,814,141
	Media - 0.3%
810,925	Century DE Buyer LLC 8.60%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	812,109
The accompanying notes are an integral part of these financial statements.

76

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Media - 0.3% - (continued)
$ 1,549,913	Charter Communications Operating LLC 6.34%, 02/01/2027, 3 mo. USD Term SOFR + 1.75%	$1,548,084
200,271	Directv Financing LLC 10.10%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	194,576
	EW Scripps Co.
671,128	7.36%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	659,047
599,500	7.80%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	558,620
607,436	Nexstar Broadcasting, Inc. 7.30%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	607,090
1,000,000	Ziggo Financing Partnership 7.42%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	984,720
		5,364,246
	Mining - 0.1%
725,625	American Rock Salt Co. LLC 9.32%, 06/09/2028, 3 mo. USD Term SOFR + 4.00%	604,489
623,720	Arsenal AIC Parent LLC 7.94%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	624,237
		1,228,726
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 7.01%, 03/16/2029, 3 mo. EURIBOR + 3.50%	1,618,093
$ 340,000	John Bean Technologies Corp. 0.00%, 10/09/2031, 1 mo. USD Term SOFR + 2.25%(8)	340,000
		1,958,093
	Packaging & Containers - 0.3%
2,054,733	Berlin Packaging LLC 8.58%, 06/09/2031, 3 mo. USD Term SOFR + 3.75%	2,058,226
967,867	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	965,205
1,896,874	TricorBraun Holdings, Inc. 8.05%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,879,101
		4,902,532
	Pharmaceuticals - 0.3%
2,061,968	Elanco Animal Health, Inc. 6.69%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	2,057,246
730,000	Endo Luxembourg Finance Co. I SARL 8.71%, 04/23/2031, U.S. (Fed) Prime Rate + 3.00%	730,460
1,978,962	Jazz Financing Lux SARL 6.94%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,978,784
557,136	Option Care Health, Inc. 6.94%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	558,111
		5,324,601
	Pipelines - 0.3%
443,653	Buckeye Partners LP 6.44%, 11/01/2026, U.S. (Fed) Prime Rate + 0.75%	443,320
285,000	EPIC Crude Services LP 7.66%, 10/10/2031, 3 mo. USD Term SOFR + 3.00%	284,746
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Pipelines - 0.3% - (continued)
$ 740,066	GIP Pilot Acquisition Partners LP 7.09%, 10/04/2030, 3 mo. USD Term SOFR + 2.50%	$738,527
738,366	Northriver Midstream Finance LP 6.86%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	737,443
1,018,718	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	1,018,575
2,166,437	UGI Energy Services LLC 7.19%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,165,657
271,298	Whitewater Whistler Holdings LLC 6.85%, 02/15/2030, 3 mo. USD Term SOFR + 2.25%	271,502
		5,659,770
	REITS - 0.0%
709,612	Iron Mountain, Inc. 6.69%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	704,290
	Retail - 1.1%
2,651,130	1011778 BC Unlimited Liability Co. 6.44%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,627,270
2,485,128	Beacon Roofing Supply, Inc. 6.69%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	2,488,905
510,730	EG Group Ltd. 10.44%, 02/07/2028, 3 mo. USD Term SOFR + 5.50%	510,857
923,962	Foundation Building Materials Holding Co. LLC 7.84%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	909,336
1,996,645	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,999,640
967,575	Harbor Freight Tools USA, Inc. 7.19%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	942,302
1,658,610	IRB Holding Corp. 7.54%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	1,657,582
1,680,786	KFC Holding Co. 6.65%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,683,795
1,956,409	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,926,574
1,669,591	Les Schwab Tire Centers 7.69%, 04/23/2031, 1 mo. USD Term SOFR + 3.00%	1,669,440
339,150	MI Windows & Doors LLC 7.69%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	339,957
1,044,851	Michaels Cos., Inc. 9.12%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	789,730
978,475	Petco Health & Wellness Co., Inc. 8.12%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	928,455
1,112,625	PetSmart, Inc. 8.54%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,105,271
982,812	White Cap Buyer LLC 7.94%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	980,129
		20,559,243
The accompanying notes are an integral part of these financial statements.

77

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.9%(7) - (continued)
	Semiconductors - 0.1%
$ 727,213	MKS Instruments, Inc. 6.99%, 08/17/2029, 1 mo. USD Term SOFR + 2.25%	$727,032
489,850	Synaptics, Inc. 7.22%, 12/02/2028, 1 mo. USD Term SOFR + 2.25%	489,115
		1,216,147
	Software - 1.1%
497,500	AppLovin Corp. 7.19%, 08/16/2030, 1 mo. USD Term SOFR + 2.50%	497,863
631,785	AthenaHealth Group, Inc. 7.94%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	629,283
1,089,200	CCC Intelligent Solutions, Inc. 7.05%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	1,088,743
3,412,844	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	3,418,168
1,869,033	E2open LLC 8.30%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,861,557
521,625	EP Purchaser LLC 8.37%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	519,017
	Epicor Software Corp.
834,031	7.94%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	836,241
97,856	8.10%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	98,115
675,000	Evertec Group LLC 7.94%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	675,000
1,271,203	Open Text Corp. 6.94%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	1,274,622
989,939	Playtika Holding Corp. 7.55%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	988,167
1,064,422	Polaris Newco LLC 8.85%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,056,332
1,776,747	SS&C Technologies, Inc. 6.69%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,776,232
1,637,816	UKG, Inc. 7.62%, 02/10/2031, 3 mo. USD Term SOFR + 3.00%	1,639,159
3,426,331	Zelis Payments Buyer, Inc. 7.44%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	3,387,785
		19,746,284
	Telecommunications - 0.3%
2,359,455	Ciena Corp. 6.76%, 10/24/2030, 1 mo. USD Term SOFR + 2.00%	2,360,634
EUR 2,392,234	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	2,604,807
$ 566,688	Zacapa SARL 8.35%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	566,768
		5,532,209
	Transportation - 0.1%
1,639,803	First Student Bidco, Inc. 7.87%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,639,901
1,004,047	Savage Enterprises LLC 7.69%, 09/15/2028, 1 mo. USD Term SOFR + 3.00%	1,006,307
		2,646,208
	Total Senior Floating Rate Interests (cost $234,937,773)	$233,983,524
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.1%
	Mortgage-Backed Agencies - 2.1%
	Federal Home Loan Mortgage Corp. - 0.2%
$ 683,273	1.00%, 05/25/2033	$623,837
688,551	1.00%, 06/15/2044	631,398
1,841,755	2.50%, 12/15/2042	1,661,199
40,901	3.50%, 09/15/2043	40,492
655,707	4.50%, 07/15/2040	649,146
		3,606,072
	Federal National Mortgage Association - 1.8%
650,913	1.50%, 11/25/2042	605,315
826,906	2.00%, 04/25/2034	804,907
2,006,034	2.00%, 12/25/2042	1,684,699
2,079,416	2.50%, 03/25/2035	1,995,151
2,760,496	3.00%, 02/25/2043	2,503,356
13,759	3.00%, 04/25/2043	13,626
468,939	3.00%, 05/25/2047	454,360
1,390,713	3.25%, 11/25/2043	1,343,434
8,567,313	3.38%, 08/25/2048	8,010,489
1,873,717	3.50%, 10/25/2035	1,799,426
1,794,022	4.00%, 11/25/2041	1,698,487
4,316,769	4.50%, 05/25/2040	4,267,259
6,786,498	5.80%, 06/25/2041	7,003,336
		32,183,845
	Government National Mortgage Association - 0.1%
1,196,513	2.00%, 05/20/2046	1,027,648
453,478	3.00%, 08/20/2045	427,634
586,131	3.50%, 05/20/2048	549,185
52,028	5.00%, 08/20/2039	51,963
		2,056,430
	Total U.S. Government Agencies (cost $38,966,135)	$37,846,347
U.S. GOVERNMENT SECURITIES - 7.2%
	U.S. Treasury Securities - 7.2%
	U.S. Treasury Notes - 7.2%
22,350,000	0.50%, 04/30/2027	$20,438,027
15,000,000	2.63%, 05/31/2027	14,450,391
5,000,000	2.75%, 07/31/2027	4,821,289
10,950,000	3.25%, 06/30/2027	10,710,041
9,400,000	3.88%, 01/15/2026	9,357,773
5,000,000	4.00%, 02/15/2026	4,984,766
65,825,000	4.00%, 07/31/2029	65,382,738
	Total U.S. Government Securities (cost $131,267,662)	$130,145,025
	Total Long-Term Investments (cost $1,809,428,995)	$1,788,294,913
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
2,618,769	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $2,619,122; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $2,671,229	$2,618,769
	Securities Lending Collateral - 0.1%
369,627	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(10)	369,627
1,232,088	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(10)	1,232,088
The accompanying notes are an integral part of these financial statements.

78

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
369,626	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(10)		$369,626
369,626	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(10)		369,626
			2,340,967
	Total Short-Term Investments (cost $4,959,736)		$4,959,736
	Total Investments (cost $1,814,388,731)	99.3%	$1,793,254,649
	Other Assets and Liabilities	0.7%	12,129,326
	Net Assets	100.0%	$1,805,383,975
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$710,578,554, representing 39.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(10)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,772)	12/31/2024	$(190,019,313)	$4,507,398
Total futures contracts				$4,507,398

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,915,035	USD	2,614,000	EUR	DEUT	11/04/2024	$71,101
11,192,393	USD	10,323,934	EUR	DEUT	11/29/2024	(50,745)
2,833,337	USD	2,614,000	EUR	DEUT	12/03/2024	(13,947)
Total foreign currency contracts						$6,409
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

79

The Hartford Short Duration Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$472,651,322	$—	$472,651,322	$—
Corporate Bonds	911,794,894	—	911,794,894	—
Municipal Bonds	1,873,801	—	1,873,801	—
Senior Floating Rate Interests	233,983,524	—	233,983,524	—
U.S. Government Agencies	37,846,347	—	37,846,347	—
U.S. Government Securities	130,145,025	—	130,145,025	—
Short-Term Investments	4,959,736	2,340,967	2,618,769	—
Foreign Currency Contracts(2)	71,101	—	71,101	—
Futures Contracts(2)	4,507,398	4,507,398	—	—
Total	$1,797,833,148	$6,848,365	$1,790,984,783	$—
Liabilities
Foreign Currency Contracts(2)	$(64,692)	$—	$(64,692)	$—
Total	$(64,692)	$—	$(64,692)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

80

The Hartford Strategic Income Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6%
	Asset-Backed - Automobile - 5.6%
	Ally Bank Auto Credit-Linked Notes
$ 1,975,000	6.68%, 09/15/2032(1)	$1,974,070
2,737,658	7.92%, 05/17/2032(1)	2,773,475
1,200,000	8.04%, 09/15/2032(1)	1,199,447
842,356	9.89%, 05/17/2032(1)	854,084
5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	5,696,007
1,115,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,127,819
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,085,092
	Bridgecrest Lending Auto Securitization Trust
2,115,000	4.72%, 09/15/2028	2,111,462
7,725,000	5.53%, 01/18/2028	7,753,975
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,606,696
4,049,000	6.57%, 10/15/2032(1)	4,070,144
4,290,000	Drive Auto Receivables Trust 5.35%, 02/15/2028	4,306,691
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,719,088
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,231,462
	Exeter Automobile Receivables Trust
4,935,000	7.22%, 05/17/2032(1)	4,835,771
8,445,000	7.84%, 10/15/2031(1)	8,583,979
1,826,000	7.98%, 10/15/2031(1)	1,859,694
2,040,000	12.07%, 09/16/2030(1)	2,324,743
899,551	Flagship Credit Auto Trust 1.49%, 02/15/2027(1)	891,876
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,707,223
10,000,000	5.28%, 02/15/2036(1)	10,193,087
4,500,000	Hertz Vehicle Financing III LLC 9.40%, 09/25/2029(1)	4,518,907
1,250,000	Huntington Bank Auto Credit-Linked Notes 8.86%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	1,250,000
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,673,920
	Santander Bank Auto Credit-Linked Notes
1,000,000	5.00%, 12/15/2031(1)	998,114
1,200,000	6.17%, 12/15/2031(1)	1,198,394
1,229,419	8.41%, 12/15/2033(1)	1,244,162
695,898	12.24%, 12/15/2033(1)	717,248
715,000	13.75%, 06/15/2033(1)	760,137
	Santander Drive Auto Receivables Trust
929,540	1.13%, 11/16/2026	922,608
2,998,236	1.35%, 07/15/2027	2,958,680
17,065,000	1.67%, 10/15/2027	16,714,790
2,335,000	5.25%, 04/17/2028	2,343,950
7,175,000	5.73%, 04/17/2028	7,220,462
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,740,413
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	1,008,245
7,075,000	13.45%, 06/15/2028(1)	7,506,085
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,657,864
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Asset-Backed - Automobile - 5.6% - (continued)
$ 3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	$3,123,339
12,550,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	12,535,057
		163,998,260
	Asset-Backed - Credit Card - 0.5%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,409,124
	Asset-Backed - Home Equity - 0.1%
17,914	Equity One Mortgage Pass-Through Trust 4.18%, 12/25/2033(3)	14,737
	GSAA Home Equity Trust
427,243	4.99%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	127,952
739,343	5.01%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	206,342
775,924	5.21%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	175,512
490,536	5.31%, 04/25/2047, 1 mo. USD Term SOFR + 0.57%(2)	218,749
1,021,901	GSAMP Trust 4.94%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	605,813
1,877,758	Morgan Stanley Mortgage Loan Trust 5.19%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	517,067
	Soundview Home Loan Trust
2,195,615	5.33%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,965,416
79,263	5.35%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	73,932
		3,905,520
	Commercial Mortgage-Backed Securities - 4.7%
3,450,000	ARZ Trust 8.27%, 06/11/2029(1)	3,494,981
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(3)	432,430
	BBCMS Mortgage Trust
2,490,000	0.98%, 04/15/2053(3)(4)	118,668
4,256,661	1.61%, 04/15/2053(3)(4)	229,801
	Benchmark Mortgage Trust
12,657,224	1.22%, 03/15/2062(3)(4)	564,569
8,610,679	1.51%, 01/15/2054(3)(4)	615,323
541,000	4.97%, 03/15/2052(3)	452,713
3,765,000	BOCA Commercial Mortgage Trust 9.24%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	3,760,294
	BPR Trust
1,580,000	5.85%, 11/05/2029(1)(3)	1,406,678
3,470,000	8.34%, 10/05/2038(1)(3)	3,561,391
8,245,000	8.98%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,217,594
5,675,000	12.43%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,572,656
1,742,000	BX Commercial Mortgage Trust 7.77%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,726,785
	BX Trust
897,739	8.50%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	899,703
1,120,000	9.85%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	1,004,656
10,165,000	BXSC Commercial Mortgage Trust 8.92%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,177,655
The accompanying notes are an integral part of these financial statements.

81

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 2,260,000	CAMB Commercial Mortgage Trust 8.35%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	$2,220,181
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,125,969
	Commercial Mortgage Trust
3,761,000	3.86%, 03/10/2046(1)(3)	2,941,222
1,350,000	4.64%, 08/10/2047(3)	972,164
478	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	476
	DBJPM Mortgage Trust
17,095,725	1.40%, 08/10/2049(3)(4)	295,371
4,071,544	1.70%, 09/15/2053(3)(4)	192,963
	DC Trust
3,475,000	8.48%, 04/13/2040(1)(3)	3,533,041
3,460,000	10.31%, 04/13/2040(1)(3)	3,500,254
7,960,000	GS Mortgage Securities Corp. II 7.29%, 03/10/2041(1)(3)	7,975,120
	GS Mortgage Securities Corp. Trust
6,844,321	2.95%, 11/05/2034(1)	5,696,213
1,450,000	9.47%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,446,343
	GS Mortgage Securities Trust
35,962	0.09%, 08/10/2044(1)(3)(4)	22
170,809	0.37%, 07/10/2046(3)(4)	2
7,416,330	0.65%, 02/13/2053(3)(4)	188,622
1,803,408	4.60%, 11/10/2045(1)(3)	1,640,202
158,560	4.96%, 04/10/2047(1)(3)	124,390
5,215,000	HIH Trust 9.14%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	5,206,852
3,085,000	HTL Commercial Mortgage Trust 11.93%, 05/10/2039(1)(3)	3,109,961
	JP Morgan Chase Commercial Mortgage Securities Trust
492,922	2.73%, 10/15/2045(1)(3)	432,288
485,000	3.57%, 12/15/2047(1)(3)	300,288
2,172,833	4.89%, 12/15/2046(1)(3)	1,904,495
5,605,000	JPMBB Commercial Mortgage Securities Trust 4.05%, 09/15/2047(1)(3)	4,830,593
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.81%, 05/15/2046(1)(3)	993,377
1,134,000	3.98%, 07/15/2046(1)(3)	753,849
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,560,726
2,055,000	4.28%, 06/15/2050(3)	1,813,810
465,000	4.94%, 07/15/2049(1)(3)	402,809
5,245	5.24%, 10/12/2052(1)(3)	2,017
3,150,000	Multifamily Connecticut Avenue Securities Trust 8.71%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,220,253
5,440,000	NXPT Commercial Mortgage Trust 6.93%, 11/05/2041(1)(3)	5,258,187
5,795,000	ROCK Trust 8.82%, 11/13/2041(1)	5,898,608
1,430,000	SHR Trust 9.25%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	1,434,460
11,252,708	SREIT Trust 7.54%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	11,189,784
585,000	UBS Commercial Mortgage Trust 4.86%, 06/15/2050(1)(3)	422,849
15,000	Wells Fargo Commercial Mortgage Trust 4.08%, 05/15/2048(3)	13,694
	Wells Fargo NA
6,408,263	0.59%, 11/15/2062(3)(4)	162,528
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Commercial Mortgage-Backed Securities - 4.7% - (continued)
$ 28,269,327	0.63%, 11/15/2062(3)(4)	$798,739
5,279,582	0.68%, 12/15/2052(3)(4)	152,060
11,683,921	0.87%, 01/15/2063(3)(4)	416,984
9,145,070	0.88%, 05/15/2062(3)(4)	296,982
4,152,318	1.20%, 03/15/2063(3)(4)	201,466
13,660,228	1.76%, 03/15/2063(3)(4)	1,105,882
	WFRBS Commercial Mortgage Trust
39,313	3.02%, 11/15/2047(1)	1,608
1,709,329	4.72%, 11/15/2045(1)(3)	1,614,355
215,000	5.00%, 06/15/2044(1)(3)	149,379
3,050,000	X-Caliber Funding LLC 8.35%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,036,668
		135,774,003
	Other Asset-Backed Securities - 5.4%
1,240,209	AASET Trust 6.41%, 01/16/2040(1)	419,027
2,959,333	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	2,241,671
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)	1,223,262
5,100,000	7.35%, 09/15/2029(1)	5,083,329
3,910,000	9.17%, 02/15/2029(1)	3,979,413
3,925,000	11.32%, 09/15/2028(1)	4,048,007
1,400,000	AGL CLO 32 Ltd. 0.00%, 07/21/2037(1)(3)	1,197,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,088,737
1,750,000	Ballyrock CLO 27 Ltd. 0.00%, 10/25/2037(1)(3)	1,575,574
500,000	Barings CLO Ltd. 11.06%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	507,650
1,688,000	Bellemeade Re Ltd. 9.46%, 01/26/2032, 30 day USD SOFR Average + 4.60%(1)(2)	1,734,512
2,000,000	Blue Stream Issuer LLC 8.71%, 11/20/2054(1)	2,009,166
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	613,282
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	781,847
	CIFC Funding Ltd.
2,660,000	9.83%, 04/19/2029, 3 mo. USD Term SOFR + 5.21%(1)(2)	2,668,882
2,270,000	11.77%, 01/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	2,297,617
8,870,000	Eagle RE Ltd. 10.61%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,291,906
1,099,107	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,055,151
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.12%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,645,520
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,371,199
5,300,000	Golub Capital Partners CLO 72 B Ltd. 11.38%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,385,219
1,300,000	GreenSky Home Improvement Trust 7.33%, 06/25/2059(1)	1,330,803
1,170,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)(5)	1,041,300
1,484,238	HINNT LLC 8.00%, 03/15/2043(1)	1,399,102
	Home RE Ltd.
3,462,000	9.46%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,590,707
The accompanying notes are an integral part of these financial statements.

82

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 6,685,000	10.36%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	$7,060,335
2,670,376	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	2,536,837
1,078,691	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	738,892
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,788,968
1,585,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	1,449,910
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 11.13%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,098,604
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 0.00%, 07/24/2037(1)(3)	2,605,516
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 0.00%, 04/20/2038(1)(3)	2,920,000
2,825,000	Octagon Investment Partners 27 Ltd. 10.87%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,684,702
5,000,000	Octagon Investment Partners XVI Ltd. 10.66%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,708,450
4,910,000	Palmer Square Loan Funding Ltd. 12.39%, 07/20/2029, 3 mo. USD Term SOFR + 7.77%(1)(2)	4,913,437
	Progress Residential Trust
1,630,000	4.25%, 04/19/2038(1)	1,592,844
1,470,000	6.60%, 03/17/2040(1)	1,457,337
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,703,847
1,043,000	9.00%, 12/20/2034(1)	1,057,895
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	528,465
4,675,000	Triangle Re Ltd. 10.35%, 10/25/2033, 1 mo. USD Term SOFR + 5.61%(1)(2)	4,904,600
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,296,373
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,134,850
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,211,643
12,014,000	4.73%, 04/21/2031(1)	12,051,766
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,634,193
		158,659,347
	Whole Loan Collateral CMO - 6.3%
2,050,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	1,479,442
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,771,712
74,566	Banc of America Mortgage Trust 5.85%, 09/25/2035(3)	65,344
33,580	Bear Stearns ALT-A Trust 5.35%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	31,341
66,175	Bear Stearns ARM Trust 7.08%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	62,011
2,365,000	Bellemeade Re Ltd. 8.06%, 08/25/2034, 30 day USD SOFR Average + 3.20%(1)(2)	2,393,735
397,819	Chase Mortgage Finance Trust 5.50%, 11/25/2035	284,228
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
$ 215,944	CHL Mortgage Pass-Through Trust 4.99%, 09/25/2047(3)	$195,112
	Countrywide Alternative Loan Trust
24,911	5.35%, 12/25/2035, 1 mo. USD Term SOFR + 0.61%(2)	10,342
70,545	5.39%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	62,725
137,766	5.49%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	113,065
528,083	5.75%, 05/25/2036	199,378
530,386	6.00%, 05/25/2036	268,294
53,110	CSMC Trust 3.25%, 04/25/2047(1)(3)	47,374
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	901,039
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,133,781
	Federal National Mortgage Association Connecticut Avenue Securities Trust
8,950,000	10.36%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(2)	9,351,837
9,660,000	10.86%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	10,153,273
12,180,000	10.86%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	12,802,815
8,765,000	11.06%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	9,245,931
9,062,172	11.86%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	9,870,245
11,233,000	12.51%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	12,159,525
8,200,000	14.22%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	9,087,770
11,315,000	14.36%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	12,643,284
1,400,000	14.71%, 03/25/2042, 30 day USD SOFR Average + 9.85%(1)(2)	1,573,090
27,622	GMACM Mortgage Loan Trust 3.62%, 04/19/2036(3)	22,358
198,999	GSR Mortgage Loan Trust 4.65%, 01/25/2036(3)	174,189
738,603	HarborView Mortgage Loan Trust 5.35%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	684,473
14,169	Impac CMB Trust 7.10%, 02/25/2036, 1 mo. USD Term SOFR + 2.36%(2)	13,733
1,275,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	937,497
313,991	IndyMac IMSC Mortgage Loan Trust 5.00%, 03/25/2047, 1 mo. USD Term SOFR + 0.26%(2)	202,322
	JP Morgan Mortgage Trust
113,968	4.50%, 05/25/2036(3)	92,172
19,149	5.61%, 04/25/2037(3)	14,066
87,778	5.78%, 11/25/2035(3)	71,786
33,520	MASTR Adjustable Rate Mortgages Trust 6.45%, 11/21/2034(3)	31,550
145,454	Nomura Asset Acceptance Corp. Alternative Loan Trust 5.05%, 06/25/2036(3)	104,013
4,013,512	NYMT Loan Trust 6.56%, 08/25/2061(1)(6)	3,865,163
4,726,375	OSAT Trust 6.97%, 05/25/2065(1)(6)	4,613,494
	PRET LLC
3,751,169	3.72%, 07/25/2051(1)(6)	3,583,000
6,390,749	3.84%, 07/25/2051(1)(6)	6,120,426
3,130,000	5.07%, 07/25/2051(1)(6)	3,010,249
The accompanying notes are an integral part of these financial statements.

83

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 22.6% - (continued)
	Whole Loan Collateral CMO - 6.3% - (continued)
$ 1,000,000	8.84%, 09/25/2054(1)(6)	$983,251
2,075,000	10.04%, 04/27/2054(1)(6)	2,104,284
1,906,125	Pretium Mortgage Credit Partners I LLC 3.84%, 06/27/2060(1)(6)	1,769,472
10,069,608	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(6)	9,506,425
	PRPM LLC
1,310,287	6.47%, 04/25/2026(1)(6)	1,272,634
1,072,818	7.70%, 11/25/2025(1)(6)	1,067,298
5,710,875	7.83%, 10/25/2026(1)(6)	5,691,116
775,000	Radnor Re Ltd. 7.76%, 09/25/2034, 30 day USD SOFR Average + 2.90%(1)(2)	780,201
453,273	Structured Asset Mortgage Investments II Trust 5.31%, 02/25/2036, 1 mo. USD Term SOFR + 0.57%(2)	358,546
14,036,030	VCAT LLC 3.84%, 08/25/2051(1)(6)	13,452,941
2,560,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	1,758,565
2,452,962	VOLT C LLC 4.83%, 05/25/2051(1)(6)	2,377,168
2,267,832	VOLT CI LLC 4.83%, 05/25/2051(1)(6)	2,203,833
1,739,211	VOLT CII LLC 4.21%, 08/25/2051(1)(6)	1,656,240
2,149,570	VOLT XCIII LLC 4.83%, 02/27/2051(1)(6)	2,122,550
5,944,684	VOLT XCIV LLC 4.95%, 02/27/2051(1)(6)	5,872,226
4,335,410	VOLT XCIX LLC 4.95%, 04/25/2051(1)(6)	4,056,908
5,339,138	VOLT XCV LLC 4.95%, 03/27/2051(1)(6)	5,243,535
11,239	WaMu Mortgage Pass-Through Certificates Trust 5.69%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	10,576
271,582	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.45%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	188,564
		184,923,517
	Total Asset & Commercial Mortgage-Backed Securities (cost $668,156,641)	$661,669,771
CONVERTIBLE BONDS - 6.2%
	Airlines - 0.1%
2,950,000	Southwest Airlines Co. 1.25%, 05/01/2025	$2,979,500
	Auto Manufacturers - 0.2%
2,616,000	Ford Motor Co. 0.00%, 03/15/2026(7)	2,540,136
2,655,000	Rivian Automotive, Inc. 3.63%, 10/15/2030	2,053,377
		4,593,513
	Biotechnology - 0.4%
2,775,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	3,163,500
3,146,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	2,714,054
4,785,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	4,837,635
		10,715,189
	Commercial Services - 0.6%
	Alarm.com Holdings, Inc.
2,393,000	0.00%, 01/15/2026(7)	2,226,687
2,900,000	2.25%, 06/01/2029(1)	2,723,100
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.2% - (continued)
	Commercial Services - 0.6% - (continued)
$ 5,500,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	$5,244,250
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(8)	1,220,272
	Shift4 Payments, Inc.
$ 2,220,000	0.00%, 12/15/2025(7)	2,710,620
2,750,000	0.50%, 08/01/2027	2,811,875
		16,936,804
	Electric - 0.4%
2,425,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027(1)	3,008,213
4,959,000	PG&E Corp. 4.25%, 12/01/2027(1)	5,407,789
3,500,000	Southern Co. 3.88%, 12/15/2025	3,906,000
		12,322,002
	Energy-Alternate Sources - 0.1%
4,395,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)(9)	3,678,615
	Engineering & Construction - 0.2%
3,703,000	Fluor Corp. 1.13%, 08/15/2029(9)	4,834,266
	Entertainment - 0.3%
4,295,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	3,614,243
3,450,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029(9)	4,388,093
		8,002,336
	Healthcare - Products - 0.3%
2,720,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	3,080,400
3,392,000	Insulet Corp. 0.38%, 09/01/2026	3,990,688
1,824,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	1,734,624
		8,805,712
	Home Builders - 0.1%
4,295,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	4,559,143
	Internet - 1.2%
3,155,000	Alibaba Group Holding Ltd. 0.50%, 06/01/2031(1)	3,637,715
	Etsy, Inc.
445,000	0.13%, 10/01/2026	428,090
1,828,000	0.25%, 06/15/2028	1,490,822
697,000	JD.com, Inc. 0.25%, 06/01/2029(1)	794,929
13,500,000	Meituan 0.00%, 04/27/2028(7)(8)	12,876,300
	Sea Ltd.
2,515,000	0.25%, 09/15/2026	2,264,757
1,210,000	2.38%, 12/01/2025	1,444,740
2,776,000	Snap, Inc. 0.13%, 03/01/2028	2,234,680
	Uber Technologies, Inc.
1,243,000	0.00%, 12/15/2025(7)	1,335,603
2,864,000	0.88%, 12/01/2028(1)	3,451,120
3,500,000	Zillow Group, Inc. 1.38%, 09/01/2026	4,803,750
		34,762,506
	IT Services - 0.3%
4,130,000	Rapid7, Inc. 0.25%, 03/15/2027	3,830,575
2,500,000	Seagate HDD Cayman 3.50%, 06/01/2028	3,343,750
1,090,000	Zscaler, Inc. 0.13%, 07/01/2025	1,374,490
		8,548,815
	Leisure Time - 0.2%
3,577,000	Carnival Corp. 5.75%, 12/01/2027	6,531,602
The accompanying notes are an integral part of these financial statements.

84

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 6.2% - (continued)
	Lodging - 0.2%
$ 5,555,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)(9)	$5,699,152
	Machinery-Diversified - 0.1%
3,975,000	Middleby Corp. 1.00%, 09/01/2025	4,361,370
	Miscellaneous Manufacturing - 0.1%
56,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	105,784
2,799,000	John Bean Technologies Corp. 0.25%, 05/15/2026	2,680,322
		2,786,106
	Pharmaceuticals - 0.1%
	Dexcom, Inc.
1,100,000	0.25%, 11/15/2025	1,046,650
2,150,000	0.38%, 05/15/2028	1,896,300
		2,942,950
	Real Estate Investment Trusts - 0.6%
3,875,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	3,968,000
1,625,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	2,265,250
	Rexford Industrial Realty LP
3,450,000	4.13%, 03/15/2029(1)	3,446,550
2,575,000	4.38%, 03/15/2027(1)	2,562,125
2,980,000	Welltower OP LLC 2.75%, 05/15/2028(1)	4,279,280
		16,521,205
	Semiconductors - 0.2%
1,750,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	1,684,375
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(7)	1,213,375
2,590,000	0.50%, 03/01/2029	2,585,597
		5,483,347
	Software - 0.5%
2,880,000	Datadog, Inc. 0.13%, 06/15/2025	3,988,800
5,100,000	Dayforce, Inc. 0.25%, 03/15/2026	4,822,050
1,225,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	1,242,763
1,675,000	MongoDB, Inc. 0.25%, 01/15/2026	2,236,962
3,657,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(7)	3,719,169
		16,009,744
	Total Convertible Bonds (cost $172,286,072)	$181,073,877
CORPORATE BONDS - 31.0%
	Advertising - 0.1%
1,961,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$1,745,313
	Aerospace/Defense - 0.0%
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	361,302
	Agriculture - 0.1%
3,830,000	MHP Lux SA 6.25%, 09/19/2029(8)	2,989,736
	Airlines - 0.1%
1,590,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,652,279
2,390,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(9)	2,045,828
		3,698,107
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Apparel - 0.0%
$ 1,300,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	$1,303,246
	Auto Manufacturers - 0.1%
1,501,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(9)(10)(11)	1,448,612
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(8)	2,957,157
2,805,000	2.75%, 02/15/2027(8)	2,925,279
1,000,000	5.50%, 06/15/2031(8)	1,081,465
		6,963,901
	Chemicals - 0.7%
	Braskem Netherlands Finance BV
$ 2,885,000	4.50%, 01/31/2030(8)	2,508,371
1,225,000	7.25%, 02/13/2033(1)	1,187,476
200,000	7.25%, 02/13/2033(8)	193,874
1,340,000	8.50%, 01/12/2031(1)	1,387,755
	Itelyum Regeneration SpA
EUR 2,275,000	4.63%, 10/01/2026(8)	2,452,978
1,265,000	4.63%, 10/01/2026(1)	1,363,964
$ 970,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	987,029
	OCP SA
1,890,000	7.50%, 05/02/2054(1)	1,956,150
1,075,000	7.50%, 05/02/2054(8)	1,112,838
	UPL Corp. Ltd.
755,000	4.50%, 03/08/2028(8)	681,029
2,100,000	4.63%, 06/16/2030(8)	1,792,980
6,180,000	5.25%, 02/27/2025, (5.25% fixed rate until 02/27/2025; 5 yr. USD CMT + 3.87% thereafter)(8)(10)(11)	4,820,400
		20,444,844
	Commercial Banks - 5.0%
EUR 1,400,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(8)(10)(11)	1,728,435
$ 2,840,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(10)	2,902,869
EUR 2,875,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, (7.71% fixed rate until 01/18/2028; 5 yr. EURIBOR ICE Swap + 5.01% thereafter)(8)(10)	3,432,191
	Banca Transilvania SA
350,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(8)(10)	407,515
13,245,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(10)	15,253,673
1,400,000	Banco de Sabadell SA 5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(8)(10)(11)	1,475,261
The accompanying notes are an integral part of these financial statements.

85

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 5.0% - (continued)
	Bank of America Corp.
$ 465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(10)	$381,414
475,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(10)	471,449
EUR 975,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(8)(10)(11)	1,226,544
	Bank of Cyprus PCL
2,475,000	5.00%, 05/02/2029, (5.00% fixed rate until 05/02/2028; 3 mo. EURIBOR + 1.97% thereafter)(8)(10)	2,787,387
1,365,000	7.38%, 07/25/2028, (7.38% fixed rate until 07/25/2027; 3 mo. EURIBOR + 4.10% thereafter)(8)(10)	1,622,299
$ 1,108,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(10)	1,169,755
EUR 1,600,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(8)(10)(11)	1,742,791
	BBVA Bancomer SA
$ 4,075,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(8)(10)	4,285,824
3,395,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(10)	3,570,644
	BNP Paribas SA
4,509,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(10)(11)	4,549,662
EUR 1,400,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(8)(10)(11)	1,633,256
4,000,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(8)(10)	4,127,671
	Caixa Economica Montepio Geral Caixa Economica Bancaria SA
1,300,000	5.63%, 05/29/2028, (5.63% fixed rate until 05/29/2027; 3 mo. EURIBOR + 2.60% thereafter)(8)(10)	1,463,567
2,000,000	8.50%, 06/12/2034, (8.50% fixed rate until 03/12/2029; 5 yr. EURIBOR ICE Swap + 5.82% thereafter)(8)(10)	2,367,053
	CaixaBank SA
$ 820,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(10)	840,953
975,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(10)	1,054,106
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 5.0% - (continued)
EUR 1,600,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(8)(10)(11)	$1,865,061
1,600,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(8)(10)(11)	1,797,311
$ 1,441,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(10)(11)	1,402,261
	Commerzbank AG
EUR 1,000,000	4.00%, 07/16/2032, (4.00% fixed rate until 07/16/2031; 3 mo. EURIBOR + 1.25% thereafter)(8)(10)	1,095,913
1,000,000	7.88%, 10/09/2031, (7.88% fixed rate until 10/09/2031; 5 yr. EURIBOR ICE Swap + 5.13% thereafter)(8)(10)(11)	1,176,130
1,300,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(8)(10)(11)	1,455,731
1,900,000	Crelan SA 5.25%, 01/23/2032, (5.25% fixed rate until 01/23/2031; 1 yr. EURIBOR ICE Swap + 2.75% thereafter)(8)(10)	2,206,849
	Deutsche Bank AG
1,400,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(8)(10)(11)	1,425,768
1,000,000	4.50%, 07/12/2035, (4.50% fixed rate until 07/12/2034; 3 mo. EURIBOR + 1.70% thereafter)(8)(10)	1,114,013
1,400,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41 % thereafter)(8)(10)(11)	1,568,535
$ 708,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(10)(11)	697,392
	Freedom Mortgage Corp.
4,515,000	12.00%, 10/01/2028(1)	4,878,244
5,380,000	12.25%, 10/01/2030(1)	5,925,580
5,185,000	Golomt Bank 11.00%, 05/20/2027(1)	5,412,103
EUR 785,000	Hellenic Bank PCL 10.25%, 06/14/2033, (10.25% fixed rate until 03/14/2028; 5 yr. EUR Swap + 6.85% thereafter)(8)(10)	999,409
	HSBC Holdings PLC
$ 2,800,000	6.88%, 09/11/2029, (6.88% fixed rate until 09/11/2029; 5 yr. USD CMT + 3.30% thereafter)(10)(11)	2,811,866
2,200,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(10)	2,455,043
EUR 600,000	IKB Deutsche Industriebank AG 6.53%, 01/31/2028, (6.53% fixed rate until 01/31/2028; 5 yr. EURIBOR ICE Swap + 3.62% thereafter)(8)(10)	640,563
The accompanying notes are an integral part of these financial statements.

86

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 5.0% - (continued)
	Intesa Sanpaolo SpA
$ 2,100,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(10)	$1,838,764
630,000	6.63%, 06/20/2033(1)	668,511
1,765,000	7.80%, 11/28/2053(1)	2,030,451
315,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(10)	357,904
EUR 1,475,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(8)(10)(11)	1,820,984
	JP Morgan Chase & Co.
$ 530,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter)(10)	479,392
375,000	3.16%, 04/22/2042, (3.16% fixed rate until 04/22/2041; 6 mo. USD SOFR + 1.46% thereafter)(10)	285,312
435,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(10)	431,927
420,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(10)	414,203
EUR 1,160,000	Jyske Bank AS 5.13%, 05/01/2035, (5.13% fixed rate until 02/01/2030; 5 yr. EURIBOR ICE Swap + 2.50% thereafter)(8)(10)	1,310,656
1,800,000	La Banque Postale SA 3.88%, 05/20/2026, (3.88% fixed rate until 05/20/2026; 5 yr. EURIBOR ICE Swap + 4.01% thereafter)(8)(10)(11)	1,870,013
GBP 1,750,000	Lloyds Banking Group PLC 8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(10)(11)	2,327,394
EUR 1,475,000	National Bank of Greece SA 5.88%, 06/28/2035, (5.88% fixed rate until 03/28/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(8)(10)	1,674,938
	Nova Ljubljanska Banka DD
2,300,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(8)(10)	2,664,443
1,000,000	7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(8)(10)	1,150,807
800,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(8)(10)	1,021,319
	Piraeus Financial Holdings SA
190,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(8)(10)	207,780
1,720,000	7.25%, 04/17/2034, (7.25% fixed rate until 01/17/2029; 5 yr. EUR Swap + 4.77% thereafter)(8)(10)	2,022,943
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Commercial Banks - 5.0% - (continued)
EUR 1,325,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(8)(10)(11)	$1,488,196
	Societe Generale SA
$ 520,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(10)(11)	487,889
2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(10)(11)	2,157,706
687,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(10)	723,861
	UBS Group AG
4,375,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(10)	4,286,064
2,540,000	5.62%, 09/13/2030, (5.62% fixed rate until 09/13/2029; 1 yr. USD SOFR ICE Swap Rate + 1.34% thereafter)(1)(10)	2,593,585
1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(10)	2,188,685
6,030,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(10)(11)	6,981,492
GBP 4,230,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(8)(10)(11)	6,170,632
		147,077,942
	Commercial Services - 0.7%
$ 2,815,000	Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(8)	2,673,747
1,995,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,030,258
813,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)(9)	743,896
	House of HR Group BV
EUR 2,535,000	9.00%, 11/03/2029(1)	2,757,473
1,000,000	9.00%, 11/03/2029(8)	1,087,761
2,495,000	Nexi SpA 1.63%, 04/30/2026(8)	2,646,088
$ 1,550,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,590,298
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	329,375
555,000	3.88%, 07/15/2026(1)	601,437
410,000	3.88%, 07/15/2026(8)	444,305
	Verisure Midholding AB
3,280,000	5.25%, 02/15/2029(8)	3,561,112
306,000	5.25%, 02/15/2029(1)	332,226
$ 175,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	180,882
		18,978,858
	Construction Materials - 0.2%
	Sisecam U.K. PLC
3,060,000	8.63%, 05/02/2032(1)	3,118,140
The accompanying notes are an integral part of these financial statements.

87

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Construction Materials - 0.2% - (continued)
$ 2,035,000	8.63%, 05/02/2032(8)	$2,073,665
615,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	621,850
		5,813,655
	Distribution/Wholesale - 0.1%
2,065,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(1)	2,069,523
1,015,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,045,740
		3,115,263
	Diversified Financial Services - 1.9%
731,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(10)(11)	718,620
753,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(10)	718,150
1,748,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	1,846,304
460,000	Capital One Financial Corp. 7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(10)	511,168
8,731,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(10)(11)	8,379,117
505,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	534,369
	Discover Financial Services
1,373,000	6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(10)(11)	1,369,221
4,970,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(10)	5,710,461
1,600,000	Focus Financial Partners LLC 6.75%, 09/15/2031(1)	1,589,512
	Freedom Mortgage Holdings LLC
1,995,000	9.13%, 05/15/2031(1)	2,020,871
3,003,000	9.25%, 02/01/2029(1)	3,075,432
	goeasy Ltd.
375,000	6.88%, 05/15/2030(1)	380,955
1,455,000	7.63%, 07/01/2029(1)	1,494,310
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(5)(8)(12)	—
4,435,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	4,366,238
1,495,000	Jane Street Group/JSG Finance, Inc. 6.13%, 11/01/2032(1)	1,495,968
GBP 2,360,000	Jerrold Finco PLC 7.88%, 04/15/2030(1)	3,122,529
$ 2,754,000	LFS Topco LLC 5.88%, 10/15/2026(1)	2,596,097
2,690,000	Manappuram Finance Ltd. 7.38%, 05/12/2028(8)	2,695,155
	Midcap Financial Issuer Trust
539,000	5.63%, 01/15/2030(1)	475,785
3,980,000	6.50%, 05/01/2028(1)	3,761,849
	Muthoot Finance Ltd.
3,250,000	7.13%, 02/14/2028(1)	3,307,946
1,940,000	7.13%, 02/14/2028(8)	1,974,589
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Diversified Financial Services - 1.9% - (continued)
$ 1,325,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	$1,344,752
1,600,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	1,525,920
		55,015,318
	Electric - 3.4%
2,635,000	AES Andes SA 6.35%, 10/07/2079, (6.35% fixed rate until 01/07/2025; 5 yr. USD CMT + 4.92% thereafter)(8)(10)	2,618,396
2,982,255	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(8)	2,633,331
	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
3,272,000	7.88%, 02/15/2039(8)	3,373,482
2,430,000	7.88%, 02/15/2039(1)	2,505,367
EUR 5,465,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(8)	5,508,484
$ 1,498,000	CenterPoint Energy, Inc. 6.70%, 05/15/2055, (6.70% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.59% thereafter)(10)	1,494,615
	CMS Energy Corp.
845,000	3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(10)	739,741
674,000	4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(10)	648,276
	Dominion Energy, Inc.
692,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(10)	724,065
1,674,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(10)	1,781,138
1,457,000	Edison International 5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(10)(11)	1,442,493
2,728,000	Emera, Inc. 6.75%, 06/15/2076	2,731,364
	Energo-Pro AS
10,447,000	8.50%, 02/04/2027(1)	10,478,633
1,450,000	11.00%, 11/02/2028(1)	1,555,879
1,265,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(1)(10)	1,309,840
2,741,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	2,616,273
335,000	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	328,812
	Pacific Gas & Electric Co.
4,161,000	6.70%, 04/01/2053	4,573,937
915,000	6.75%, 01/15/2053	1,000,779
15,883,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(10)	16,405,837
5,268,000	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/UBEPL 7.80%, 07/31/2031(1)	5,332,249
4,310,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	4,331,550
The accompanying notes are an integral part of these financial statements.

88

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Electric - 3.4% - (continued)
$ 235,000	Virginia Electric & Power Co. 5.55%, 08/15/2054	$237,091
11,741,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	11,781,698
12,836,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	13,124,810
		99,278,140
	Electronics - 0.0%
500,000	Coherent Corp. 5.00%, 12/15/2029(1)	479,651
	Energy-Alternate Sources - 0.4%
	FS Luxembourg SARL
8,880,000	8.88%, 02/12/2031(1)	9,058,541
1,565,000	8.88%, 02/12/2031(8)(9)	1,596,466
		10,655,007
	Engineering & Construction - 0.7%
2,835,000	IHS Holding Ltd. 6.25%, 11/29/2028(8)	2,633,801
	International Airport Finance SA
7,238,282	12.00%, 03/15/2033(1)	7,720,113
5,891,302	12.00%, 03/15/2033(8)	6,283,468
2,525,000	IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(1)	2,565,741
		19,203,123
	Entertainment - 0.1%
	Caesars Entertainment, Inc.
1,735,000	6.00%, 10/15/2032(1)	1,692,367
169,000	8.13%, 07/01/2027(1)	172,316
	Cinemark USA, Inc.
250,000	5.25%, 07/15/2028(1)	245,295
390,000	7.00%, 08/01/2032(1)	399,767
940,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	940,000
806,000	Warnermedia Holdings, Inc. 5.14%, 03/15/2052	607,095
		4,056,840
	Environmental Control - 0.1%
2,400,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	2,241,576
	Food - 0.4%
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(8)	3,938,869
$ 230,000	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(13)	237,279
	Minerva Luxembourg SA
1,970,000	4.38%, 03/18/2031(8)	1,667,331
3,340,000	8.88%, 09/13/2033(1)	3,507,130
	Picard Groupe SAS
EUR 1,500,000	6.38%, 07/01/2029(8)	1,669,022
1,405,000	6.38%, 07/01/2029(1)	1,563,317
		12,582,948
	Food Service - 0.4%
11,435,000	Elior Group SA 3.75%, 07/15/2026(8)	12,344,137
	Forest Products & Paper - 0.3%
$ 1,280,000	LD Celulose International GmbH 7.95%, 01/26/2032(1)	1,310,080
8,305,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	8,793,567
		10,103,647
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Gas - 0.1%
$ 1,847,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(10)	$1,851,595
	Hand/Machine Tools - 0.1%
	IMA Industria Macchine Automatiche SpA
EUR 2,305,000	3.75%, 01/15/2028(8)	2,448,594
1,100,000	6.97%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,207,181
		3,655,775
	Housewares - 0.0%
$ 810,000	Newell Brands, Inc. 6.38%, 05/15/2030	813,702
	Insurance - 1.5%
EUR 1,125,000	Achmea BV 5.63%, 11/02/2044, (5.63% fixed rate until 05/02/2034; 5 yr. EURIBOR ICE Swap + 3.85% thereafter)(8)(10)	1,275,049
	Acrisure LLC/Acrisure Finance, Inc.
$ 2,205,000	7.50%, 11/06/2030(1)	2,242,126
1,300,000	8.25%, 02/01/2029(1)	1,321,161
7,145,000	8.50%, 06/15/2029(1)	7,341,973
GBP 1,275,000	Admiral Group PLC 8.50%, 01/06/2034(8)	1,829,722
$ 1,745,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	1,729,854
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,123,695
	AssuredPartners, Inc.
334,000	5.63%, 01/15/2029(1)	316,038
955,000	7.50%, 02/15/2032(1)	961,738
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,006,337
345,000	5.35%, 07/09/2027(1)	347,368
655,000	5.68%, 02/23/2026(1)	660,188
EUR 1,600,000	Atradius Credito y Caucion SA de Seguros y Reaseguros 5.00%, 04/17/2034(8)	1,797,433
$ 475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(8)(10)(11)	522,450
1,450,000	Enstar Finance LLC 5.50%, 01/15/2042, (5.50% fixed rate until 01/15/2027; 5 yr. USD CMT + 4.01% thereafter)(10)	1,359,371
	Global Atlantic Fin Co.
2,312,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(10)	2,217,649
1,405,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(10)	1,457,818
3,675,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	3,717,957
1,360,000	HSB Group, Inc. 5.82%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,326,548
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	871,525
90,000	7.38%, 01/31/2032(1)	91,809
The accompanying notes are an integral part of these financial statements.

89

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Insurance - 1.5% - (continued)
	Lincoln National Corp.
$ 934,000	7.72%, 05/17/2066, 3 mo. USD Term SOFR + 2.62%(2)	$749,535
1,842,000	9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(9)(10)(11)	2,004,842
GBP 2,405,000	Liverpool Victoria Friendly Society Ltd. 9.44%, 05/22/2043, (9.44% fixed rate until 05/22/2025; 5 yr. UK Government Bond + 5.63% thereafter)(8)(10)	3,151,910
$ 2,215,000	SBL Holdings, Inc. 7.20%, 10/30/2034(1)	2,147,430
3,765,000	Zurich Finance Ireland Designated Activity Co. 3.00%, 04/19/2051, (3.00% fixed rate until 01/19/2031; 5 yr. USD CMT + 2.78% thereafter)(8)(10)	3,254,270
		44,825,796
	Internet - 0.6%
	Cerved Group SpA
EUR 5,415,000	6.00%, 02/15/2029(8)	5,642,060
4,979,000	6.00%, 02/15/2029(1)	5,187,778
3,195,000	8.73%, 02/15/2029, 3 mo. EURIBOR + 5.25%(2)(8)	3,388,477
1,030,000	8.73%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,092,373
$ 605,000	Meta Platforms, Inc. 5.55%, 08/15/2064	613,241
	Rakuten Group, Inc.
449,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(1)(10)(11)	404,100
336,000	6.25%, 04/22/2031, (6.25% fixed rate until 04/22/2031; 5 yr. USD CMT + 4.96% thereafter)(8)(10)(11)	302,400
657,000	9.75%, 04/15/2029(1)	710,545
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	79,115
320,000	Wayfair LLC 7.25%, 10/31/2029(1)	323,812
		17,743,901
	Investment Company Security - 0.2%
1,531,000	Antares Holdings LP 6.35%, 10/23/2029(1)	1,511,134
SGD 3,500,000	Huarong Finance 2017 Co. Ltd. 3.80%, 11/07/2025(8)	2,624,006
$ 762,000	New Mountain Finance Corp. 6.20%, 10/15/2027	753,729
		4,888,869
	Iron/Steel - 0.0%
747,000	CSN Resources SA 4.63%, 06/10/2031(8)	591,610
	IT Services - 0.0%
690,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(14)	714,679
	Leisure Time - 0.1%
670,000	Carnival Corp. 10.50%, 06/01/2030(1)	722,876
998,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	956,918
500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	500,563
		2,180,357
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Lodging - 1.2%
	Fortune Star BVI Ltd.
$ 2,920,000	5.00%, 05/18/2026(8)	$2,817,187
14,130,000	5.95%, 10/19/2025(8)	13,867,535
	Melco Resorts Finance Ltd.
864,000	5.38%, 12/04/2029(8)	789,303
4,836,000	5.75%, 07/21/2028(8)	4,614,267
14,635,000	Studio City Finance Ltd. 5.00%, 01/15/2029(8)	13,211,375
		35,299,667
	Media - 0.2%
609,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.83%, 10/23/2055	591,381
	CSC Holdings LLC
1,475,000	4.13%, 12/01/2030(1)	1,088,744
1,050,000	11.75%, 01/31/2029(1)	1,024,317
600,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(14)	465,582
1,735,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(9)(14)	1,524,891
1,825,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(1)	1,609,321
		6,304,236
	Mining - 1.4%
2,630,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(1)	2,660,598
	Glencore Funding LLC
664,000	2.50%, 09/01/2030(1)	579,655
295,000	3.88%, 04/27/2051(1)	220,467
115,000	5.89%, 04/04/2054(1)	116,249
	Navoi Mining & Metallurgical Combinat
1,115,000	6.70%, 10/17/2028(1)	1,119,387
1,515,000	6.95%, 10/17/2031(1)	1,517,498
765,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(1)	798,252
6,350,000	Stillwater Mining Co. 4.50%, 11/16/2029(8)	5,223,510
14,070,000	Vedanta Resources Finance II PLC 10.88%, 09/17/2029(1)	14,453,548
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,605,203
1,565,000	9.50%, 10/06/2028(8)	1,612,263
		39,906,630
	Oil & Gas - 1.7%
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	488,907
90,000	5.90%, 04/18/2064	87,166
	Ecopetrol SA
17,450,000	7.75%, 02/01/2032	17,013,502
2,635,000	8.38%, 01/19/2036	2,575,327
	Energean Israel Finance Ltd.
11,780,000	5.88%, 03/30/2031(8)	10,053,052
6,830,000	8.50%, 09/30/2033(8)	6,494,729
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(8)	1,192,258
8,110,000	6.75%, 06/30/2030(8)	7,436,935
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	308,325
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	235,373
1,702,000	Tullow Oil PLC 10.25%, 05/15/2026(8)	1,556,725
610,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)	586,220
2,885,000	YPF SA 6.95%, 07/21/2027(8)	2,814,517
		50,843,036
The accompanying notes are an integral part of these financial statements.

90

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Packaging & Containers - 0.4%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	$3,397,259
$ 350,000	5.25%, 08/15/2027(1)(9)	210,000
2,734,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	2,776,377
1,280,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	1,258,912
3,605,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(6)(8)	3,283,375
		10,925,923
	Pharmaceuticals - 0.3%
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(9)	1,106,645
	Teva Pharmaceutical Finance Netherlands II BV
EUR 3,065,000	4.38%, 05/09/2030	3,321,184
298,000	4.50%, 03/01/2025	324,014
1,940,000	7.88%, 09/15/2031	2,518,390
		7,270,233
	Pipelines - 0.6%
	AL Candelaria -spain- SA
$ 3,910,000	5.75%, 06/15/2033(1)	3,156,524
2,564,000	5.75%, 06/15/2033(8)	2,069,905
	Enbridge, Inc.
2,489,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(10)	2,419,074
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(10)	826,341
613,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(10)	681,068
654,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(10)	692,975
490,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	490,000
	ONEOK, Inc.
215,000	3.95%, 03/01/2050	158,111
185,000	5.85%, 11/01/2064	178,505
2,154,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(10)	2,217,946
	Transcanada Trust
2,271,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(10)	2,167,811
659,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(10)	656,631
500,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	455,718
		16,170,609
	Real Estate - 2.1%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(8)	1,031,271
GBP 2,500,000	2.63%, 04/23/2025(8)	3,155,922
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Real Estate - 2.1% - (continued)
GBP 6,828,000	3.38%, 04/23/2028(8)	$7,266,426
EUR 1,360,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(8)(10)(11)	1,421,486
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(8)(12)	115,917
7,485,000	3.30%, 01/12/2031(8)(12)	704,039
6,215,000	3.88%, 10/22/2030(8)(12)	598,194
4,900,000	4.80%, 08/06/2030(8)(12)	460,698
1,700,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(8)(10)(11)	1,636,250
8,350,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(8)	8,041,885
EUR 1,860,000	Neinor Homes SLU 5.88%, 02/15/2030	2,023,215
$ 3,930,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(8)(10)(11)	2,466,468
	Peach Property Finance GmbH
EUR 11,404,000	4.38%, 11/15/2025(8)	11,414,805
2,450,000	4.38%, 11/15/2025(1)	2,452,321
$ 13,790,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(8)	12,523,347
EUR 6,080,000	Samhallsbyggnadsbolaget i Norden AB 3.00%, 01/14/2025(6)(8)	6,465,343
		61,777,587
	Real Estate Investment Trusts - 1.6%
12,154,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(1)	14,325,747
$ 14,600,000	American Assets Trust LP 6.15%, 10/01/2034	14,654,445
	Hudson Pacific Properties LP
6,320,000	4.65%, 04/01/2029(9)	5,055,794
2,145,000	5.95%, 02/15/2028	1,901,310
865,000	Kite Realty Group LP 5.50%, 03/01/2034	870,952
	Trust Fibra Uno
3,635,000	7.38%, 02/13/2034(1)	3,607,876
3,585,000	7.38%, 02/13/2034(8)	3,558,249
1,635,000	WEA Finance LLC/Westfield U.K. & Europe Finance PLC 4.75%, 09/17/2044(1)	1,327,066
		45,301,439
	Retail - 0.5%
1,150,000	AutoZone, Inc. 5.10%, 07/15/2029	1,161,427
1,359,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(13)	1,324,042
1,140,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	1,191,770
925,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	817,270
EUR 3,500,000	Goldstory SAS 6.75%, 02/01/2030(8)	3,929,067
$ 899,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	829,102
884,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	680,131
GBP 1,920,000	Punch Finance PLC 6.13%, 06/30/2026(8)	2,453,835
$ 1,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,112,031
The accompanying notes are an integral part of these financial statements.

91

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Retail - 0.5% - (continued)
$ 1,970,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	$2,056,542
240,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	238,541
		15,793,758
	Semiconductors - 0.0%
500,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	513,237
	Software - 0.3%
280,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	284,525
	Rocket Software, Inc.
850,000	6.50%, 02/15/2029(1)	790,391
750,000	9.00%, 11/28/2028(1)	781,279
	TeamSystem SpA
EUR 1,630,000	6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,781,676
500,000	6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(8)	546,526
2,420,000	6.93%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,644,495
750,000	6.93%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(8)	819,575
		7,648,467
	Telecommunications - 3.0%
$ 12,640,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	12,617,756
1,250,000	Altice Financing SA 5.75%, 08/15/2029(1)(9)	1,025,157
	Altice France SA
6,878,000	5.13%, 07/15/2029(1)	5,144,423
1,100,000	5.50%, 10/15/2029(1)	823,613
	AT&T, Inc.
622,000	3.50%, 06/01/2041	487,626
290,000	3.85%, 06/01/2060	208,528
6,180,000	Axian Telecom 7.38%, 02/16/2027(1)	6,197,624
1,680,000	CAS Capital No. 1 Ltd. 4.00%, 07/12/2026, (4.00% fixed rate until 07/12/2026; 5 yr. USD CMT + 3.64% thereafter)(8)(10)(11)	1,605,458
7,100,000	Connect Finco SARL/Connect U.S. Finco LLC 9.00%, 09/15/2029(1)	6,743,922
EUR 8,665,000	Eolo SpA 4.88%, 10/21/2028(8)	8,590,738
	Eutelsat SA
4,395,000	9.75%, 04/13/2029(8)	4,906,153
4,100,000	9.75%, 04/13/2029(1)	4,576,844
$ 250,000	Frontier Communications Holdings LLC 5.88%, 10/15/2027(1)	249,464
	Iliad Holding SASU
EUR 2,900,000	6.88%, 04/15/2031(8)	3,355,809
$ 1,185,000	8.50%, 04/15/2031(1)	1,262,346
EUR 1,000,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(8)	1,087,750
	Level 3 Financing, Inc.
$ 1,225,000	4.00%, 04/15/2031(1)(9)	924,875
2,025,000	4.50%, 04/01/2030(1)	1,619,881
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(8)	5,224,621
1,460,000	4.00%, 09/18/2027(1)	1,585,852
$ 2,659,500	Millicom International Cellular SA 6.25%, 03/25/2029(8)	2,643,149
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.0% - (continued)
	Telecommunications - 3.0% - (continued)
$ 3,795,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(8)(10)(11)	$3,790,371
EUR 2,685,000	Odido Holding BV 3.75%, 01/15/2029(1)	2,848,718
$ 1,600,000	Silknet JSC 8.38%, 01/31/2027(1)	1,598,045
	VEON Holdings BV
6,270,000	3.38%, 11/25/2027(8)	5,466,384
220,000	3.38%, 11/25/2027(1)	191,803
1,815,000	VF Ukraine PAT via VFU Funding PLC 6.20%, 02/11/2025(8)	1,645,025
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	258,801
		86,680,736
	Trucking & Leasing - 0.0%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
540,000	5.35%, 01/12/2027(1)	544,803
375,000	5.70%, 02/01/2028(1)	383,244
		928,047
	Water - 0.1%
2,500,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	2,665,426
	Total Corporate Bonds (cost $889,592,319)	$905,196,481
FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
	Benin - 0.2%
6,260,000	Benin Government International Bonds 7.96%, 02/13/2038(8)	$6,160,153
	Bermuda - 0.0%
800,000	Bermuda Government International Bonds 3.38%, 08/20/2050(8)	544,000
	Brazil - 0.7%
	Brazil Notas do Tesouro Nacional
BRL 11,289,000	10.00%, 01/01/2025	1,947,781
20,648,000	10.00%, 01/01/2027	3,387,107
75,221,000	10.00%, 01/01/2031	11,504,803
18,129,000	10.00%, 01/01/2035	2,675,661
		19,515,352
	Chile - 0.0%
CLP 1,415,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(8)	1,397,295
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,644,541
13,800,000	China Government Bonds 2.27%, 05/25/2034	1,959,818
		6,604,359
	Colombia - 0.3%
	Colombia Government International Bonds
$ 5,245,000	5.00%, 06/15/2045	3,583,592
2,305,000	8.75%, 11/14/2053	2,340,889
COP 12,003,900,000	Colombia TES 7.00%, 06/30/2032	2,211,157
		8,135,638
	Czech Republic - 0.0%
CZK 34,960,000	Czech Republic Government Bonds 2.50%, 08/25/2028(8)	1,438,776
The accompanying notes are an integral part of these financial statements.

92

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.4% - (continued)
	Dominican Republic - 0.1%
DOP 85,050,000	Dominican Republic International Bonds 13.63%, 02/03/2033(8)	$1,693,759
	Gabon - 0.2%
	Gabon Government International Bonds
$ 1,100,000	6.63%, 02/06/2031(1)	875,886
5,975,000	6.95%, 06/16/2025(8)	5,829,784
		6,705,670
	Hungary - 0.1%
	Hungary Government Bonds
HUF 450,820,000	1.50%, 04/22/2026	1,128,604
313,400,000	3.00%, 08/21/2030	690,390
		1,818,994
	India - 0.1%
INR 141,020,000	India Government Bonds 7.26%, 01/14/2029	1,703,215
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 50,229,000,000	7.00%, 09/15/2030	3,232,386
4,260,000,000	7.13%, 06/15/2038	273,611
18,530,000,000	7.50%, 06/15/2035	1,229,072
22,262,000,000	8.38%, 09/15/2026	1,464,342
		6,199,411
	Israel - 0.1%
$ 3,765,000	Israel Government International Bonds 5.75%, 03/12/2054	3,441,236
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	918,208
8,440,000	4.88%, 01/30/2032(8)	8,030,756
2,050,000	5.88%, 10/17/2031(8)	2,095,559
		11,044,523
	Jordan - 0.2%
$ 5,525,000	Jordan Government International Bonds 7.38%, 10/10/2047(8)	5,013,938
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 13,070,000	3.83%, 07/05/2034	2,956,703
6,975,000	3.90%, 11/16/2027	1,608,700
10,690,000	4.76%, 04/07/2037	2,620,565
		7,185,968
	Mexico - 0.2%
	Mexico Bonos
MXN 129,332,500	5.75%, 03/05/2026	6,104,876
14,086,200	8.50%, 11/18/2038	615,484
		6,720,360
	North Macedonia - 0.4%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(8)	711,642
9,510,000	6.96%, 03/13/2027(1)	10,751,930
		11,463,572
	Peru - 0.2%
	Peru Government Bonds
PEN 5,815,000	5.40%, 08/12/2034	1,382,556
7,495,000	6.95%, 08/12/2031	2,059,537
4,385,000	7.60%, 08/12/2039(8)	1,189,683
		4,631,776
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.4% - (continued)
	Philippines - 0.1%
PHP 101,410,000	Philippines Government Bonds 6.88%, 01/10/2029	$1,811,057
	Poland - 0.1%
PLN 10,415,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	2,518,116
	Romania - 0.8%
	Romania Government Bonds
RON 10,030,000	5.00%, 02/12/2029	2,060,513
7,445,000	7.10%, 07/31/2034	1,650,971
7,920,000	8.25%, 09/29/2032	1,861,357
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	3,563,688
7,245,000	5.38%, 03/22/2031(1)	7,987,926
6,090,000	5.63%, 05/30/2037(1)	6,450,175
		23,574,630
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 30,335,000	8.00%, 01/31/2030	1,629,487
139,230,000	8.75%, 01/31/2044	6,313,691
44,260,000	8.88%, 02/28/2035	2,247,514
		10,190,692
	Supranational - 0.1%
INR 71,000,000	European Bank for Reconstruction & Development 6.75%, 03/14/2031	832,153
71,800,000	International Bank for Reconstruction & Development 6.75%, 07/13/2029	842,188
		1,674,341
	Thailand - 0.1%
THB 103,820,000	Thailand Government Bonds 1.60%, 06/17/2035	2,821,052
	Ukraine - 0.0%
$ 2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(8)(12)	668,813
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 41,707,154	4.38%, 12/15/2028(15)	1,041,798
36,655,000	8.50%, 03/15/2028(8)	865,163
		1,906,961
	Total Foreign Government Obligations (cost $165,355,063)	$156,583,657
MUNICIPAL BONDS - 0.2%
	General - 0.1%
$ 625,846	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$694,638
1,150,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	996,482
		1,691,120
The accompanying notes are an integral part of these financial statements.

93

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
$ 1,150,000	5.00%, 11/15/2050	$1,191,141
1,235,000	6.81%, 11/15/2040(9)	1,354,949
		2,546,090
	Total Municipal Bonds (cost $4,794,213)	$4,237,210
SENIOR FLOATING RATE INTERESTS - 13.2%(16)
	Advertising - 0.0%
1,281,787	Wood Mackenzie Ltd. 8.60%, 02/07/2031, 3 mo. USD Term SOFR + 3.50%	$1,284,672
	Aerospace/Defense - 0.3%
1,787,220	Barnes Group, Inc. 7.19%, 09/03/2030, 1 mo. USD Term SOFR + 2.50%	1,788,345
99,750	Bleriot U.S. Bidco, Inc. 7.85%, 10/31/2030, 3 mo. USD Term SOFR + 3.25%	99,946
1,056,128	Cobham Ultra SeniorCo SARL 9.24%, 08/03/2029, 6 mo. USD Term SOFR + 3.75%	1,026,208
1,055,000	Dynasty Acquisition Co., Inc. 6.84%, 10/25/2031, 3 mo. USD Term SOFR + 2.25%	1,055,000
700,700	Spirit Aerosystems, Inc. 9.09%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	703,328
	TransDigm, Inc.
3,954,377	7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,957,620
1,110,000	7.32%, 01/19/2032, U.S. (Fed) Prime Rate + 1.50%	1,110,344
		9,740,791
	Airlines - 0.2%
700,000	American Airlines, Inc. 9.63%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	719,579
1,485,000	AS Mileage Plan IP Ltd. 6.66%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,480,664
2,450,000	JetBlue Airways Corp. 10.52%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	2,432,850
342,194	SkyMiles IP Ltd. 8.37%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	348,391
1,313,400	WestJet Loyalty LP 8.35%, 02/14/2031, 3 mo. USD Term SOFR + 3.75%	1,312,480
		6,293,964
	Apparel - 0.3%
5,355,292	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	5,364,664
638,250	Crocs, Inc. 6.88%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	639,048
1,096,583	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	1,103,436
1,190,000	Varsity Brands, Inc. 8.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.75%	1,184,550
		8,291,698
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Auto Parts & Equipment - 0.2%
$ 827,925	Clarios Global LP 7.19%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	$828,223
	First Brands Group LLC
5,055,467	9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	4,905,735
1,000,000	13.35%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	925,000
		6,658,958
	Beverages - 0.1%
1,661,724	Pegasus Bidco BV 7.85%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	1,663,103
	Chemicals - 0.3%
723,391	Axalta Coating Systems U.S. Holdings, Inc. 6.60%, 12/20/2029, 3 mo. USD Term SOFR + 2.00%	725,272
EUR 1,405,000	INEOS Finance PLC 7.15%, 02/07/2031, 1 mo. EURIBOR + 4.00%	1,527,861
$ 997,500	INEOS U.S. Finance LLC 8.44%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	999,575
738,750	Momentive Performance Materials, Inc. 8.69%, 03/29/2028, 1 mo. USD Term SOFR + 4.00%	740,139
1,014,805	Nouryon Finance BV 8.63%, 04/03/2028, 3 mo. USD Term SOFR + 3.50%	1,019,453
990,618	SCIH Salt Holdings, Inc. 8.09%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	992,480
1,003,108	Tronox Finance LLC 7.10%, 09/18/2031, 1 mo. USD Term SOFR + 2.50%	1,001,071
	USALCO LLC
83,132	0.00%, 09/17/2031, 1 mo. USD Term SOFR + 4.00%(17)	83,573
806,868	8.69%, 09/17/2031, 1 mo. USD Term SOFR + 4.00%	811,153
		7,900,577
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
21,347	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(18)	21,406
288,653	0.00%, 07/17/2031, 1 mo. USD Term SOFR + 3.50%(18)	289,447
		310,853
	Commercial Services - 1.5%
2,784	AlixPartners LLP 7.30%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	2,787
2,307,860	Allied Universal Holdco LLC 8.54%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	2,302,275
845,000	APi Group DE, Inc. 6.69%, 01/03/2029, 1 mo. USD Term SOFR + 2.00%	844,147
842,403	AVSC Holding Corp. 9.29%, 10/15/2026, 1 mo. USD Term SOFR + 4.50%	842,007
2,090,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	2,096,960
EUR 1,290,000	Belron U.K. Finance PLC 0.00%, 10/16/2031, 3 mo. EURIBOR + 3.00%(18)	1,403,492
The accompanying notes are an integral part of these financial statements.

94

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Commercial Services - 1.5% - (continued)
EUR 1,305,173	Boels Topholding BV 6.56%, 05/23/2031, 3 mo. EURIBOR + 3.00%	$1,424,259
1,000,000	Boluda Towage SL 7.26%, 01/31/2030, 3 mo. EURIBOR + 3.50%	1,090,839
$ 635,000	Boost Newco Borrower LLC 7.10%, 01/31/2031, 3 mo. USD Term SOFR + 2.50%	636,194
2,025,000	BrightView Landscapes LLC 7.09%, 04/20/2029, 3 mo. USD Term SOFR + 2.50%	2,022,469
2,293,475	Cimpress PLC 7.69%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	2,290,608
386,165	Corp. Service Co. 7.19%, 11/02/2029, 1 mo. USD Term SOFR + 2.50%	386,552
997,487	Creative Artists Agency LLC 7.44%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	997,148
1,391,504	Ensemble RCM LLC 7.59%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,392,728
2,660,000	First Advantage Holdings LLC 7.94%, 09/19/2031, 1 mo. USD Term SOFR + 3.25%	2,660,000
	Fugue Finance BV
932,662	8.81%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	936,748
468,294	9.06%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	470,125
997,500	Garda World Security Corp. 8.29%, 02/01/2029, 1 mo. USD Term SOFR + 3.50%	995,006
1,040,000	Grant Thornton LLP 7.94%, 06/02/2031, 1 mo. USD Term SOFR + 3.25%	1,040,083
EUR 1,395,000	Inspired Finco Holdings Ltd. 7.15%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,520,931
	Lernen Bidco Ltd.
795,000	8.03%, 04/25/2029, 6 mo. EURIBOR + 4.25%	865,574
795,000	8.03%, 04/25/2029, 3 mo. EURIBOR + 4.00%	865,574
$ 523,688	OMNIA Partners LLC 7.87%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	524,452
883,750	PG Investment Co. 59 SARL 7.60%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	885,076
1,000,000	Raven Acquisition Holdings LLC 0.00%, 10/24/2031, 1 mo. USD Term SOFR + 3.25%(18)	993,380
EUR 935,000	Ren10 Holding AB 7.96%, 07/31/2030, 3 mo. EURIBOR + 4.50%	1,019,162
	Ryan LLC
$ 167,619	3.50%, 11/14/2030, 3 mo. USD Term SOFR + 3.50%(17)	167,148
3,579,407	8.19%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	3,569,348
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 7.02%, 07/15/2029, 1 mo. EURIBOR + 3.75%	2,178,415
	Trans Union LLC
$ 732,838	6.44%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	731,548
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Commercial Services - 1.5% - (continued)
$ 1,646,436	6.69%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%	$1,645,580
925,000	TTF Holdings LLC 8.44%, 07/18/2031, 1 mo. USD Term SOFR + 3.75%	929,051
	Verisure Holding AB
EUR 1,445,000	6.35%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,569,519
879,776	6.60%, 05/30/2030, 3 mo. EURIBOR + 3.50%	959,627
$ 274,313	Vestis Corp. 7.37%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	272,941
1,002,487	Wand NewCo 3, Inc. 7.91%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	1,002,197
1,540,586	WEX, Inc. 6.69%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	1,541,556
771,850	WW International, Inc. 8.30%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	183,314
		45,258,820
	Construction Materials - 0.4%
	Chamberlain Group, Inc.
581,545	8.04%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	580,312
437,800	8.19%, 11/03/2028, 1 mo. USD Term SOFR + 3.50%	437,437
	Cornerstone Building Brands, Inc.
997,416	8.15%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	979,712
900,000	9.30%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	893,250
	Emerald Borrower LP
398,422	7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	397,697
770,000	7.56%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	768,899
	Groundworks LLC
74,582	1.71%, 03/14/2031, 3 mo. USD Term SOFR + 3.25%(17)	74,372
404,375	8.05%, 03/14/2031, 1 mo. USD Term SOFR + 3.25%	403,239
	Hobbs & Associates LLC
107,727	1.63%, 07/23/2031, 3 mo. USD Term SOFR + 1.63%(17)	107,638
1,077,273	7.94%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	1,076,378
1,390,000	Nvent Electric PLC 0.00%, 09/12/2031, 1 mo. USD Term SOFR + 3.50%(18)	1,390,000
3,411,447	Quikrete Holdings, Inc. 7.19%, 04/14/2031, 1 mo. USD Term SOFR + 2.50%	3,408,478
511,228	Standard Industries, Inc. 6.76%, 09/22/2028, 1 mo. USD Term SOFR + 2.00%	512,087
2,000,000	Wilsonart LLC 8.85%, 08/05/2031, U.S. (Fed) Prime Rate + 4.25%	1,976,260
		13,005,759
	Distribution/Wholesale - 0.3%
1,967,035	American Builders & Contractors Supply Co., Inc. 6.44%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,967,586
	Core & Main LP
1,464,627	6.72%, 07/27/2028, 1 mo. USD Term SOFR + 2.00%	1,460,350
The accompanying notes are an integral part of these financial statements.

95

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Distribution/Wholesale - 0.3% - (continued)
$ 565,725	6.97%, 02/09/2031, 1 mo. USD Term SOFR + 2.25%	$565,488
976,067	Pearls Netherlands Bidco BV 8.59%, 02/26/2029, 3 mo. USD Term SOFR + 4.00%	977,287
	Windsor Holdings III LLC
EUR 400,000	6.67%, 08/01/2030, 1 mo. EURIBOR + 3.50%	435,566
$ 1,930,580	8.26%, 08/01/2030, 1 mo. USD Term SOFR + 3.50%	1,936,854
		7,343,131
	Diversified Financial Services - 0.5%
972,562	Advisor Group, Inc. 8.69%, 08/17/2028, 1 mo. USD Term SOFR + 4.00%	972,154
2,988,052	Aretec Group, Inc. 8.69%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	2,970,781
1,495,323	Blackhawk Network Holdings, Inc. 9.69%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	1,501,304
1,020,000	CPI Holdco B LLC 6.69%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,008,341
979,291	Fleetcor Technologies Operating Co. LLC 6.44%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	977,255
	Focus Financial Partners LLC
210,460	0.00%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%(17)	210,554
1,959,540	7.94%, 09/15/2031, 1 mo. USD Term SOFR + 3.25%	1,960,422
2,625,277	Hightower Holding LLC 8.75%, 04/21/2028, 3 mo. USD Term SOFR + 3.50%	2,627,246
1,091,495	Jane Street Group LLC 6.69%, 01/26/2028, 1 mo. USD Term SOFR + 2.00%	1,089,945
1,027,125	Setanta Aircraft Leasing DAC 6.35%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,030,607
		14,348,609
	Electric - 0.0%
861,285	Constellation Renewables LLC 7.31%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	863,593
	Electronics - 0.2%
2,692,802	II-VI, Inc. 7.19%, 07/02/2029, 1 mo. USD Term SOFR + 2.50%	2,689,437
2,500,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(18)	2,493,750
364,478	Roper Industrial Products Investment Co. LLC 7.85%, 11/22/2029, 3 mo. USD Term SOFR + 3.25%	364,419
		5,547,606
	Engineering & Construction - 0.1%
	Brown Group Holding LLC
1,647,817	7.47%, 07/01/2031, 3 mo. USD Term SOFR + 2.75%	1,645,346
1,538,200	7.47%, 07/01/2031, 1 mo. USD Term SOFR + 2.75%	1,536,477
390,000	Construction Partners, Inc. 7.17%, 10/29/2031, 1 mo. USD Term SOFR + 2.50%	390,000
		3,571,823
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Entertainment - 0.7%
$ 498,734	Banijay Entertainment SAS 8.20%, 03/01/2028, 1 mo. USD Term SOFR + 3.25%	$499,233
	Caesars Entertainment, Inc.
2,802,116	7.44%, 02/06/2030, 1 mo. USD Term SOFR + 2.75%	2,800,939
796,000	7.44%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	795,626
985,050	Cinemark USA, Inc. 7.91%, 05/24/2030, 3 mo. USD Term SOFR + 3.25%	987,306
1,655,000	Crown Finance U.S., Inc. 0.00%, 10/31/2031, 1 mo. USD Term SOFR + 5.25%(18)	1,638,450
	Delta 2 Lux SARL
341,667	0.00%, 09/10/2031, 1 mo. USD Term SOFR + 2.00%(18)	341,410
683,333	6.60%, 09/10/2031, 3 mo. USD Term SOFR + 2.00%	682,821
2,436,917	Light & Wonder International, Inc. 7.03%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	2,433,481
1,198,956	Maverick Gaming LLC 12.11%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	805,873
	Motion Finco SARL
EUR 335,000	7.10%, 11/12/2029, 3 mo. EURIBOR + 3.75%	351,642
$ 439,153	8.10%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	418,386
878,363	Ontario Gaming GTA LP 8.89%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	877,888
1,011,713	Penn Entertainment, Inc. 7.54%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	1,012,289
3,483,783	SeaWorld Parks & Entertainment, Inc. 7.19%, 08/25/2028, 1 mo. USD Term SOFR + 2.50%	3,477,268
1,910,213	Six Flags Entertainment Corp. 6.85%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,905,838
1,425,928	UFC Holdings LLC 7.64%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	1,426,670
1,195,198	William Morris Endeavor Entertainment LLC 7.54%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,194,828
		21,649,948
	Environmental Control - 0.2%
1,945,000	Clean Harbors, Inc. 6.60%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	1,952,294
1,861,604	Filtration Group Corp. 8.30%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,863,931
600,000	GFL Environmental, Inc. 6.61%, 07/03/2031, 3 mo. USD Term SOFR + 2.00%	598,830
		4,415,055
	Food - 0.2%
135,000	8th Avenue Food & Provisions, Inc. 12.55%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	118,519
The accompanying notes are an integral part of these financial statements.

96

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Food - 0.2% - (continued)
$ 230,000	Aspire Bakeries Holdings LLC 8.97%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	$229,234
997,408	CHG PPC Parent LLC 7.55%, 12/08/2028, 1 mo. USD Term SOFR + 2.75%	992,422
	Froneri International Ltd.
EUR 1,500,000	5.56%, 09/17/2031, 3 mo. EURIBOR + 2.50%	1,628,019
$ 1,009,195	6.69%, 09/17/2031, 1 mo. USD Term SOFR + 2.00%	1,004,623
1,959,548	U.S. Foods, Inc. 6.44%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,967,641
		5,940,458
	Food Service - 0.0%
604,068	Aramark Services, Inc. 6.69%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	603,881
730,000	Golden State Foods LLC 0.00%, 10/07/2031, 1 mo. USD Term SOFR + 4.25%(18)	730,000
		1,333,881
	Hand/Machine Tools - 0.1%
1,110,000	Alliance Laundry Systems LLC 8.19%, 08/19/2031, 1 mo. USD Term SOFR + 3.50%	1,111,543
865,000	Madison Safety & Flow LLC 7.97%, 09/26/2031, 1 mo. USD Term SOFR + 3.25%	868,244
		1,979,787
	Healthcare - Products - 0.2%
579,152	Avantor Funding, Inc. 6.79%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	581,886
2,006,516	Bausch & Lomb Corp. 8.69%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	2,009,024
	Hanger, Inc.
84,981	0.00%, 10/16/2031, 1 mo. USD Term SOFR + 3.50%(18)	85,017
660,019	8.19%, 10/16/2031, 3 mo. USD Term SOFR + 3.50%	660,296
	Medline Borrower LP
1,740,000	6.94%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,739,600
2,069,668	7.44%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	2,071,054
		7,146,877
	Healthcare - Services - 0.3%
490,608	ADMI Corp. 8.17%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	479,570
1,000,000	Aveanna Healthcare LLC 12.21%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	939,380
	EyeCare Partners LLC
1,253,762	5.72%, 11/30/2028, 3 mo. USD Term SOFR + 4.61%	916,500
127,066	11.37%, 11/30/2028, 3 mo. USD Term SOFR + 6.75%	21,601
1,278,575	Heartland Dental LLC 9.19%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	1,275,161
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 100,833	ICON Luxembourg SARL 6.60%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	$101,095
937,300	Parexel International Corp. 7.69%, 11/15/2028, 1 mo. USD Term SOFR + 3.00%	936,447
25,123	PRA Health Sciences, Inc. 6.60%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	25,188
249,375	Radnet Management, Inc. 7.13%, 04/18/2031, 3 mo. USD Term SOFR + 2.50%	249,687
572,125	Star Parent, Inc. 8.35%, 09/27/2030, 3 mo. USD Term SOFR + 3.75%	559,326
1,811,573	Surgery Center Holdings, Inc. 7.49%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,815,124
		7,319,079
	Home Builders - 0.1%
3,054,298	Tecta America Corp. 8.80%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	3,061,934
	Home Furnishings - 0.2%
608,475	AI Aqua Merger Sub, Inc. 8.36%, 07/31/2028, 1 mo. USD Term SOFR + 3.50%	609,424
1,446,131	Mattress Firm, Inc. 8.92%, 09/25/2028, 6 mo. USD Term SOFR + 4.25%	1,445,235
2,865,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	2,862,622
		4,917,281
	Insurance - 1.1%
3,241,506	Acrisure LLC 8.01%, 11/06/2030, 1 mo. USD Term SOFR + 3.25%	3,233,402
4,270,000	Alliant Holdings Intermediate LLC 7.76%, 09/19/2031, 1 mo. USD Term SOFR + 3.00%	4,248,650
2,135,525	AssuredPartners, Inc. 8.19%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	2,138,429
	Asurion LLC
901,834	8.79%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	893,141
449,298	9.04%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	446,490
1,440,000	10.05%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,383,422
1,500,000	10.05%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,427,685
1,880,550	Howden Group Holdings Ltd. 8.19%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	1,884,368
5,165,880	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	5,175,179
4,933,416	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	4,934,107
	Truist Insurance Holdings LLC
2,040,000	7.85%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	2,041,285
The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Insurance - 1.1% - (continued)
$ 475,000	9.35%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	$480,819
3,249,287	USI, Inc. 7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	3,247,662
		31,534,639
	Internet - 0.4%
1,719,138	Endure Digital, Inc. 8.47%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	1,558,398
736,066	Getty Images, Inc. 8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	731,010
	Go Daddy Operating Co. LLC
498,750	6.44%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	496,979
415,034	6.69%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	414,661
	MH Sub I LLC
3,868,743	8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	3,843,093
545,000	10.94%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	532,737
185,000	Plano HoldCo, Inc. 8.09%, 10/02/2031, U.S. (Fed) Prime Rate + 3.50%	185,925
677,776	Shutterfly, Inc. 5.60%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%	582,603
2,040,000	Speedster Bidco GmbH 0.00%, 10/17/2031, 1 mo. USD Term SOFR + 3.50%(18)	2,034,900
		10,380,306
	Investment Company Security - 0.1%
1,240,000	Dragon Buyer, Inc. 7.90%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	1,231,866
311,074	Intrado Corp. 8.10%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	310,150
997,500	Nexus Buyer LLC 8.69%, 07/31/2031, 1 mo. USD Term SOFR + 4.00%	993,141
		2,535,157
	IT Services - 0.4%
1,570,000	Amentum Holdings, Inc. 6.94%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,568,822
2,880,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	2,874,010
3,456,338	McAfee LLC 8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	3,446,245
584,433	NCR Atleos LLC 8.40%, 03/27/2029, 3 mo. USD Term SOFR + 3.75%	584,433
2,732,251	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,640,037
808,008	Tempo Acquisition LLC 6.94%, 08/31/2028, 1 mo. USD Term SOFR + 2.25%	808,259
		11,921,806
	Leisure Time - 0.2%
	Carnival Corp.
591,812	7.44%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	592,925
1,520,218	7.44%, 10/18/2028, 1 mo. USD Term SOFR + 2.75%	1,522,118
1,468,023	Hayward Industries, Inc. 7.30%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,467,759
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Leisure Time - 0.2% - (continued)
$ 625,000	LC Ahab U.S. Bidco LLC 8.19%, 05/01/2031, 1 mo. USD Term SOFR + 3.50%	$626,562
1,396,392	MajorDrive Holdings IV LLC 8.87%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,399,380
497,500	Recess Holdings, Inc. 9.09%, 02/20/2030, 3 mo. USD Term SOFR + 4.50%	499,908
		6,108,652
	Lodging - 0.0%
497,500	Station Casinos LLC 6.94%, 03/14/2031, 1 mo. USD Term SOFR + 2.25%	496,425
	Machinery-Construction & Mining - 0.1%
730,000	Terex Corp. 6.69%, 10/08/2031, 1 mo. USD Term SOFR + 2.00%	729,657
1,771,933	Wec U.S. Holdings Ltd. 7.60%, 01/27/2031, 1 mo. USD Term SOFR + 2.75%	1,772,801
		2,502,458
	Machinery-Diversified - 0.1%
248,750	CD&R Hydra Buyer, Inc. 8.79%, 03/25/2031, 1 mo. USD Term SOFR + 4.00%	248,003
224,438	Titan Acquisition Ltd. 10.33%, 02/15/2029, 6 mo. USD Term SOFR + 5.00%	224,523
1,768,895	TK Elevator U.S. Newco, Inc. 8.59%, 04/30/2030, 6 mo. USD Term SOFR + 3.50%	1,772,769
		2,245,295
	Media - 0.3%
865,650	Century DE Buyer LLC 8.60%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	866,914
EUR 1,075,000	DLG Acquisitions Ltd. 7.54%, 05/16/2031, 3 mo. EURIBOR + 4.00%	1,172,453
$ 498,172	EW Scripps Co. 7.80%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	464,202
	NEP Group, Inc.
2,462,524	8.12%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%	2,377,567
1,458,602	8.87%, 08/19/2026, 3 mo. USD Term SOFR + 4.00%	1,413,021
210,000	NEP/NCP Holdco, Inc. 11.72%, 10/19/2026, 3 mo. USD Term SOFR + 7.00%	173,288
1,000,000	Telenet Financing USD LLC 6.92%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	964,000
	Virgin Media Bristol LLC
1,125,000	7.42%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,091,250
1,010,000	8.15%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	983,487
		9,506,182
	Metal Fabricate/Hardware - 0.1%
1,710,691	AZZ, Inc. 7.19%, 05/13/2029, 1 mo. USD Term SOFR + 2.50%	1,715,327
The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Mining - 0.1%
$ 2,229,368	Arsenal AIC Parent LLC 7.94%, 08/18/2030, 1 mo. USD Term SOFR + 3.25%	$2,231,218
	Miscellaneous Manufacturing - 0.2%
EUR 2,001,017	CeramTec AcquiCo GmbH 7.01%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,176,366
$ 485,000	John Bean Technologies Corp. 0.00%, 10/09/2031, 1 mo. USD Term SOFR + 2.25%(18)	485,000
1,025,000	LTI Holdings, Inc. 9.44%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	1,018,163
1,545,000	Touchdown Acquirer, Inc. 7.85%, 02/21/2031, 3 mo. USD Term SOFR + 3.25%	1,547,905
		5,227,434
	Oil & Gas Services - 0.0%
91,704	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(12)	459
	Packaging & Containers - 0.3%
1,471,312	Altium Packaging LLC 7.19%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	1,460,278
3,652,244	Berlin Packaging LLC 8.58%, 06/09/2031, 3 mo. USD Term SOFR + 3.75%	3,658,453
1,865,106	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,859,977
328,350	SupplyOne, Inc. 8.44%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	328,468
1,484,227	TricorBraun Holdings, Inc. 8.05%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,470,319
		8,777,495
	Pharmaceuticals - 0.1%
696,578	Elanco Animal Health, Inc. 6.69%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	694,983
1,175,000	Endo Luxembourg Finance Co. I SARL 8.71%, 04/23/2031, U.S. (Fed) Prime Rate + 3.00%	1,175,740
EUR 1,000,000	IVC Acquisition Ltd. 8.80%, 12/12/2028, 6 mo. EURIBOR + 5.00%	1,088,696
$ 462,621	Option Care Health, Inc. 6.94%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	463,431
582,853	Pathway Vet Alliance LLC 8.55%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	503,194
		3,926,044
	Pipelines - 0.4%
471,197	AL GCX Holdings LLC 7.60%, 05/17/2029, 1 mo. USD Term SOFR + 2.75%	471,588
396,446	Brazos Delaware II LLC 8.25%, 02/11/2030, 6 mo. USD Term SOFR + 3.50%	396,798
212,772	Buckeye Partners LP 6.44%, 11/01/2026, U.S. (Fed) Prime Rate + 0.75%	212,613
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Pipelines - 0.4% - (continued)
$ 615,000	EPIC Crude Services LP 7.66%, 10/10/2031, 3 mo. USD Term SOFR + 3.00%	$614,453
2,507,813	Northriver Midstream Finance LP 6.86%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,504,679
3,491,041	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	3,490,552
2,265,000	Rockpoint Gas Storage Partners LP 8.36%, 09/12/2031, 3 mo. USD Term SOFR + 3.50%	2,257,933
972,957	UGI Energy Services LLC 7.19%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	972,607
		10,921,223
	REITS - 0.0%
590,537	Iron Mountain, Inc. 6.69%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	586,108
	Retail - 0.8%
3,256,759	1011778 BC Unlimited Liability Co. 6.44%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,227,448
990,321	Beacon Roofing Supply, Inc. 6.69%, 05/19/2028, 1 mo. USD Term SOFR + 2.00%	991,826
1,000,000	Dave & Buster's, Inc. 0.00%, 09/27/2031, 1 mo. USD Term SOFR + 3.25%(18)	996,500
1,006,820	Foundation Building Materials Holding Co. LLC 8.78%, 01/29/2031, 3 mo. USD Term SOFR + 4.65%	990,691
1,792,831	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,795,520
3,481,135	IRB Holding Corp. 7.54%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	3,478,977
785,000	Johnstone Supply LLC 7.85%, 06/09/2031, 1 mo. USD Term SOFR + 3.00%	783,595
114,425	Kodiak Building Partners, Inc. 8.44%, 03/12/2028, 1 mo. USD Term SOFR + 3.75%	114,783
3,113,571	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,066,089
483,788	MI Windows & Doors LLC 7.69%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	484,939
2,568,699	Michaels Cos., Inc. 9.12%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	1,941,500
947,530	Petco Health & Wellness Co., Inc. 8.12%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	899,092
1,532,612	PetSmart, Inc. 8.54%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,522,482
584,023	Specialty Building Products Holdings LLC 8.54%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	578,048
The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Retail - 0.8% - (continued)
$ 1,800,000	Staples, Inc. 10.69%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	$1,662,426
1,807,590	White Cap Buyer LLC 7.94%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,802,655
		24,336,571
	Semiconductors - 0.0%
1,112,159	MKS Instruments, Inc. 6.99%, 08/17/2029, 1 mo. USD Term SOFR + 2.25%	1,111,881
	Software - 1.5%
615,000	Ascend Learning LLC 10.54%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	603,727
2,053,325	AthenaHealth Group, Inc. 7.94%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	2,045,194
	Banff Merger Sub, Inc.
1,925,000	8.34%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	1,918,436
1,260,000	10.34%, 07/30/2032, 3 mo. USD Term SOFR + 5.75%	1,239,525
1,865,000	BCPE Pequod Buyer, Inc. 0.00%, 09/19/2031, 1 mo. USD Term SOFR + 3.50%(18)	1,863,601
452,672	Cast & Crew Payroll LLC 8.44%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	441,921
570,000	Cloud Software Group, Inc. 9.10%, 03/21/2031, 3 mo. USD Term SOFR + 4.50%	569,732
1,422,850	Cotiviti Corp. 8.09%, 05/01/2031, 1 mo. USD Term SOFR + 3.25%	1,422,850
374,063	Dayforce, Inc. 7.19%, 02/26/2031, 3 mo. USD Term SOFR + 2.50%	374,530
	DCert Buyer, Inc.
504,930	8.69%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	488,459
1,000,000	11.69%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	837,500
2,848,453	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	2,852,896
1,249,826	E2open LLC 8.30%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,244,827
975,000	EP Purchaser LLC 8.37%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	970,125
	Epicor Software Corp.
1,498,841	7.94%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	1,502,813
175,857	8.10%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	176,323
1,562,500	Evertec Group LLC 7.94%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	1,562,500
1,994,855	Genesys Cloud Services Holdings II LLC 7.69%, 12/01/2027, 1 mo. USD Term SOFR + 3.00%	1,998,286
1,520,879	Open Text Corp. 6.94%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	1,524,970
2,025,660	Polaris Newco LLC 8.85%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	2,010,265
1,200,000	Press Ganey Holdings, Inc. 8.19%, 04/30/2031, 1 mo. USD Term SOFR + 3.50%	1,198,608
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 13.2%(16) - (continued)
	Software - 1.5% - (continued)
$ 960,300	Quartz Acquireco LLC 7.35%, 06/28/2030, 3 mo. USD Term SOFR + 2.75%	$959,100
3,805,779	Rocket Software, Inc. 9.44%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	3,810,080
2,222,058	SS&C Technologies, Inc. 6.69%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,221,414
1,785,000	Thunder Generation Funding LLC 7.61%, 10/03/2031, 3 mo. USD Term SOFR + 3.00%	1,786,339
4,036,549	UKG, Inc. 7.62%, 02/10/2031, 3 mo. USD Term SOFR + 3.00%	4,039,859
1,218,263	Waystar Technologies, Inc. 7.44%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	1,221,821
2,037,646	Zelis Payments Buyer, Inc. 7.44%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,014,722
		42,900,423
	Telecommunications - 0.4%
985,000	Altice France SA 10.15%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	786,237
897,750	Crown Subsea Communications Holding, Inc. 8.69%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	901,960
2,000,000	Frontier Communications Corp. 8.76%, 07/01/2031, 3 mo. USD Term SOFR + 3.50%	2,008,120
EUR 3,561,915	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	3,878,424
451,945	Matterhorn Telecom SA 6.08%, 09/15/2026, 3 mo. EURIBOR + 2.63%	491,830
$ 1,215,192	Venga Finance SARL 9.31%, 06/28/2029, 3 mo. USD Term SOFR + 4.25%	1,218,838
2,839,266	Zacapa SARL 8.35%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,839,664
		12,125,073
	Transportation - 0.2%
	First Student Bidco, Inc.
920,805	7.70%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	921,090
1,292,387	7.87%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,292,465
1,250,000	Genesee & Wyoming, Inc. 6.60%, 04/10/2031, 3 mo. USD Term SOFR + 2.00%	1,246,638
1,875,000	Third Coast Infrastructure LLC 8.94%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	1,851,562
		5,311,755
	Total Senior Floating Rate Interests (cost $388,172,090)	$386,250,188
U.S. GOVERNMENT AGENCIES - 6.6%
	Mortgage-Backed Agencies - 6.6%
	Farm Credit Bank of Texas - 0.1%
1,404,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(10)(11)	$1,469,904
The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.6% - (continued)
	Mortgage-Backed Agencies - 6.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.2%
$ 1,870	0.00%, 11/15/2036(7)(19)	$1,536
3,820,187	1.11%, 01/25/2030(3)(4)	177,457
12,152,336	1.11%, 06/25/2030(3)(4)	619,764
2,220,238	1.69%, 04/25/2030(3)(4)	158,404
2,658,480	1.87%, 11/25/2047(3)(4)	198,484
2,355,000	1.89%, 02/25/2047(3)(4)	193,237
4,759,080	1.95%, 10/25/2047(3)(4)	373,547
3,345,000	2.01%, 09/25/2047(3)(4)	108,043
1,150,193	2.02%, 09/25/2046(3)(4)	94,289
1,890,000	2.10%, 08/25/2047(3)(4)	159,828
3,870,000	2.15%, 05/25/2047(3)(4)	119,552
2,605,748	2.25%, 05/25/2047(3)(4)	227,586
13,976	3.00%, 03/15/2033(4)	1,063
1,955,000	3.40%, 06/25/2048(3)(4)	291,993
788	4.00%, 07/15/2027(4)	2
81,794	4.50%, 03/15/2041	80,209
38,458	4.75%, 07/15/2039	38,262
3,577	5.50%, 08/15/2033	3,659
9,779	6.50%, 07/15/2036	10,106
180,000	8.61%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	183,836
4,740,000	8.86%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,834,790
730,000	9.11%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	758,512
3,295,000	11.71%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,248,240
2,935,000	11.96%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	3,128,826
5,150,000	12.57%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	6,162,753
2,770,000	12.61%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,000,155
11,225,000	12.66%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	12,123,606
		36,297,739
	Federal National Mortgage Association - 0.0%
43,013	1.02%, 04/25/2055(3)(4)	1,101
5,614	2.50%, 06/25/2028(4)	162
23,686	3.00%, 01/25/2028(4)	558
26,250	3.16%, 12/01/2026	25,547
21,109	3.24%, 12/01/2026	20,578
15,149	3.50%, 05/25/2030(4)	923
20,046	3.87%, 10/01/2025	19,870
30,473	3.89%, 05/01/2030	29,477
9,852	4.00%, 03/25/2042(4)	1,112
366	4.50%, 07/25/2027(4)	4
36,302	5.50%, 04/25/2035	37,331
9,675	5.50%, 04/25/2037	9,986
99,462	5.50%, 06/25/2042(4)	20,583
821	5.54%, 05/25/2042(3)(4)	61
		167,293
	Government National Mortgage Association - 0.0%
9,225	4.00%, 05/16/2042(4)	864
23,070	5.00%, 10/16/2041(4)	3,691
		4,555
	Uniform Mortgage-Backed Security - 5.3%
79,425,000	5.50%, 11/01/2054(20)	78,670,385
75,675,000	6.00%, 11/01/2054(20)	76,157,410
		154,827,795
	Total U.S. Government Agencies (cost $195,068,827)	$192,767,286
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 14.9%
	U.S. Treasury Securities - 14.9%
	U.S. Treasury Bonds - 8.0%
$ 2,200,000	2.25%, 08/15/2046	$1,481,820
29,900,000	2.50%, 02/15/2045	21,529,168
66,440,000	3.38%, 11/15/2048(21)(22)	54,351,035
14,845,000	3.63%, 08/15/2043	13,029,967
9,545,000	3.63%, 05/15/2053	8,197,142
24,640,000	3.88%, 02/15/2043	22,531,162
36,415,000	4.00%, 11/15/2042(23)(24)	33,956,987
17,955,000	4.00%, 11/15/2052(23)	16,498,962
43,900,000	4.13%, 08/15/2053(21)(24)	41,252,281
230,200	4.25%, 02/15/2054	221,280
20,366,000	4.25%, 08/15/2054	19,599,093
		232,648,897
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
20,686,238	0.25%, 02/15/2050(15)	12,926,723
513,439	0.63%, 02/15/2043(15)	395,705
13,454,691	0.75%, 02/15/2045(15)	10,286,601
1,560,035	1.38%, 02/15/2044(15)	1,365,063
		24,974,092
	U.S. Treasury Inflation-Indexed Notes - 1.1%
32,795,521	1.75%, 01/15/2034(15)	32,172,239
	U.S. Treasury Notes - 5.0%
10,305,000	2.75%, 08/15/2032	9,286,174
78,355,000	3.25%, 06/30/2029	75,315,683
1,474,500	3.50%, 09/30/2029	1,431,993
61,315,000	3.88%, 08/15/2033	59,535,428
828,700	3.88%, 08/15/2034	801,767
		146,371,045
	Total U.S. Government Securities (cost $450,237,658)	$436,166,273
COMMON STOCKS - 0.0%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(5)(25)	$—
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	165,148
	Materials - 0.0%
64,650	Glencore PLC*	339,066
	Technology Hardware & Equipment - 0.0%
900	Apple, Inc.	203,319
	Total Common Stocks (cost $749,509)	$707,533
EXCHANGE-TRADED FUNDS - 0.3%
	Other Investment Pools & Funds - 0.3%
168,000	Invesco Senior Loan ETF	$3,526,320
107,700	SPDR Blackstone Senior Loan ETF	4,506,168
	Total Exchange-Traded Funds (cost $8,047,287)	$8,032,488
PREFERRED STOCKS - 0.6%
	Banks - 0.1%
1,190	Bank of America Corp. Series L, 7.25%(26)	$1,469,650
	Capital Goods - 0.1%
74,476	Boeing Co. (Preference Shares), 6.00%*	4,001,596
The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.6% - (continued)
	Financial Services - 0.2%
58,675	Ares Management Corp. Series B, 6.75%*	$3,162,582
82,025	Morgan Stanley Series Q, 6.63%(9)(26)	2,165,460
56,156	Synchrony Financial Series B, 8.25%(26)	1,457,810
		6,785,852
	Insurance - 0.1%
38,440	American National Group, Inc. Series B, 6.63%(26)	975,992
32,104	Enstar Group Ltd. Series D, 7.00%(26)	686,704
		1,662,696
	Telecommunication Services - 0.1%
16,647	AT&T, Inc. Series A, 5.00%(9)(26)	361,240
17,239	U.S. Cellular Corp. (Preference Shares), 6.25%	404,599
37,754	U.S. Cellular Corp. (Preference Shares), 5.50%	850,220
47,432	U.S. Cellular Corp. (Preference Shares), 5.50%	1,067,220
		2,683,279
	Utilities - 0.0%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%	1,375,347
	Total Preferred Stocks (cost $17,376,874)	$17,978,420
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(5)(25)	$55,485
	Total Warrants (cost $—)	$55,485
	Total Long-Term Investments (cost $2,959,836,553)	$2,950,718,669
SHORT-TERM INVESTMENTS - 1.6%
	Repurchase Agreements - 0.8%
$ 23,006,682	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $23,009,782; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $23,466,900	$23,006,682
	Securities Lending Collateral - 0.8%
3,817,425	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(27)	3,817,425
12,724,752	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(27)	12,724,752
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.6% - (continued)
	Securities Lending Collateral - 0.8% - (continued)
3,817,426	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(27)		$3,817,426
3,817,426	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(27)		3,817,426
			24,177,029
	Total Short-Term Investments (cost $47,183,711)		$47,183,711
	Total Investments (cost $3,007,020,264)	102.6%	$2,997,902,380
	Other Assets and Liabilities	(2.6)%	(75,196,257)
	Net Assets	100.0%	$2,922,706,123
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$1,080,354,488, representing 37.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Investment valued using significant unobservable inputs.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Security is a zero-coupon bond.
(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $425,766,348, representing 14.6% of net assets.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(17)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2024, the aggregate value of the unfunded commitment was
$643,285, which represents to 0.0% of total net assets.

(18)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(19)	Security disclosed is principal-only strips.
(20)	Represents or includes a TBA transaction.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of October 31, 2024, the market value of securities pledged was $5,672,893.
(22)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of October 31, 2024, the market value of securities pledged was $1,470,030.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $25,293,313.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $23,211,984.
(25)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $55,485 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$55,485
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
			$31,941	$55,485

(26)	Perpetual security with no stated maturity date.
(27)	Current yield as of period end.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,243	12/16/2024	$91,490,900	$(4,391,890)
U.S. Treasury 2-Year Note Future	1,390	12/31/2024	286,263,984	(3,665,822)
U.S. Treasury 5-Year Note Future	1,899	12/31/2024	203,638,078	(4,865,970)
U.S. Treasury 10-Year Note Future	1,943	12/19/2024	214,640,781	(7,871,151)
U.S. Treasury 10-Year Ultra Future	101	12/19/2024	11,488,750	(501,612)
U.S. Treasury Long Bond Future	24	12/19/2024	2,831,250	(164,911)
U.S. Treasury Ultra Bond Future	417	12/19/2024	52,385,625	(1,097,080)
Total				$(22,558,436)
Short position contracts:
Euro BUXL 30-Year Bond Future	(11)	12/06/2024	$(1,583,720)	$27,751
Euro-BOBL Future	(998)	12/06/2024	(128,260,612)	514,931
Euro-BUND Future	(139)	12/06/2024	(19,927,795)	213,047
Euro-Schatz Future	(2,393)	12/06/2024	(277,322,069)	1,089,144
French Government Bond Future	(345)	12/06/2024	(46,781,620)	842,835
Long Gilt Future	(144)	12/27/2024	(17,461,433)	515,334
Total				$3,203,042
Total futures contracts				$(19,355,394)

The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	MSC	USD	10,000,000	3.00%	04/17/2065	Monthly	$—	$(1,708,163)	$(1,620,387)	$87,776
CMBX.NA.BBB-.16	MSC	USD	4,775,000	3.00%	04/17/2065	Monthly	—	(810,525)	(773,735)	36,790
CMBX.NA.BBB-.16	MSC	USD	5,635,000	3.00%	04/17/2065	Monthly	—	(836,393)	(913,088)	(76,695)
CMBX.NA.BBB-.16	MSC	USD	5,910,000	3.00%	04/17/2065	Monthly	—	(876,977)	(957,648)	(80,671)
CMBX.NA.BBB-.16	MSC	USD	5,910,000	3.00%	04/17/2065	Monthly	—	(866,240)	(957,649)	(91,409)
Total OTC credit default swap contracts							$—	$(5,098,298)	$(5,222,507)	$(124,209)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	38,124,000	(1.00%)	06/20/2029	Quarterly	$957,437	$—	$833,670	$(123,767)
Sell protection:
CDX.NA.HY.S42.V1	USD	120,690,000	5.00%	06/20/2029	Quarterly	$6,172,074	$—	$9,579,169	$3,407,095
ITRAXX-XOVER S41.V1	EUR	89,655,000	5.00%	06/20/2029	Quarterly	7,751,466	—	9,428,729	1,677,263
Total						$13,923,540	$—	$19,007,898	$5,084,358
Credit default swaps on single-name issues:
Buy protection:
Mediobanca Banca di Credito Finanziario SpA	EUR	6,850,000	(1.00%)	12/20/2029	Quarterly	$—	$(28,286)	$(67,351)	$(39,065)
Total						$—	$(28,286)	$(67,351)	$(39,065)
Total centrally cleared credit default swap contracts						$14,880,977	$(28,286)	$19,774,217	$4,921,526

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	$32,596	$—	$1,459,141	$1,426,545
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	89,243	—	1,236,843	1,147,600
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(57,743)	444,413	502,156
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	52,635	—	169,749	117,114
3.41% Fixed	12 Mo. USD SOFR	USD	4,760,000	09/18/2054	Annual	—	(15,834)	207,972	223,806
Total centrally cleared interest rate swaps contracts						$174,474	$(73,577)	$3,518,118	$3,417,221

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
12,270,000	AUD	8,493,490	USD	ANZ	12/18/2024	$(414,759)
2,385,000	BRL	426,669	USD	BCLY	12/18/2024	(16,426)
11,195,000	CAD	8,294,775	USD	JPM	12/18/2024	(240,889)
3,054,242,000	CLP	3,399,268	USD	GSC	12/18/2024	(223,456)
3,069,700,000	COP	729,583	USD	JPM	12/18/2024	(40,485)
9,424,532,000	COP	2,204,203	USD	BNP	12/18/2024	(88,547)
80,849,000	CZK	3,525,384	USD	BCLY	12/18/2024	(47,443)
1,090,000	EUR	1,180,606	USD	BNP	11/29/2024	6,444
The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
230,000	EUR	248,714	USD	JPM	11/29/2024	$1,764
2,525,000	EUR	2,816,815	USD	SCB	12/18/2024	(64,373)
5,528,000	EUR	6,113,769	USD	NWM	12/18/2024	(87,831)
5,625,000	EUR	6,249,518	USD	SSG	12/18/2024	(117,843)
14,903,000	EUR	16,642,143	USD	CBK	12/18/2024	(396,745)
12,574,000	GBP	16,810,282	USD	CIB	12/18/2024	(598,358)
1,168,916,000	HUF	3,211,402	USD	SSG	12/18/2024	(104,606)
39,479,000,000	IDR	2,602,182	USD	MSC	12/18/2024	(93,380)
404,020,000	INR	4,792,020	USD	JPM	12/18/2024	3,470
2,424,400,000	JPY	17,041,014	USD	CIB	12/18/2024	(978,780)
2,244,200,000	KZT	4,633,905	USD	GSC	12/18/2024	(82,393)
34,970,000	MXN	1,767,323	USD	CBK	12/18/2024	(34,435)
146,420,000	PHP	2,611,891	USD	GSC	12/18/2024	(100,175)
86,642,000	THB	2,670,863	USD	UBS	12/18/2024	(94,571)
62,375,000	TRY	1,683,990	USD	MSC	12/18/2024	47,112
13,579,937	USD	19,640,000	AUD	CBK	11/07/2024	653,616
8,210,313	USD	12,270,000	AUD	MSC	12/18/2024	131,582
1,620,670	USD	9,114,000	BRL	MSC	12/03/2024	50,345
11,530,128	USD	65,882,000	BRL	GSC	12/18/2024	197,774
5,716,652	USD	7,725,000	CAD	SSG	11/07/2024	167,119
8,266,996	USD	11,195,000	CAD	RBC	12/18/2024	213,109
4,978,040	USD	4,195,000	CHF	SSG	11/07/2024	115,918
1,998,966	USD	14,070,000	CNH	MSC	12/18/2024	16,735
5,228,126	USD	117,540,000	CZK	SSG	12/18/2024	171,822
13,315,096	USD	11,942,000	EUR	CBK	11/07/2024	320,745
65,969	USD	61,000	EUR	SCB	11/29/2024	(462)
1,060,608	USD	975,000	EUR	CIB	11/29/2024	(1,202)
1,082,530	USD	996,108	EUR	SSG	11/29/2024	(2,267)
844,393	USD	779,000	EUR	UBS	11/29/2024	(3,966)
198,126,898	USD	182,752,888	EUR	DEUT	11/29/2024	(897,626)
151,775,013	USD	137,150,393	EUR	DEUT	12/18/2024	2,270,708
3,712,289	USD	3,324,000	EUR	MSC	12/18/2024	88,877
1,077,677	USD	973,000	EUR	NWM	12/18/2024	17,034
546,271	USD	487,000	EUR	BMO	12/18/2024	15,404
1,156,894	USD	1,051,000	EUR	TDB	12/18/2024	11,224
298,074	USD	268,000	EUR	CBK	12/18/2024	5,934
4,401	USD	4,000	EUR	RBC	12/18/2024	41
13,460,279	USD	10,067,000	GBP	CIB	11/07/2024	479,519
17,639,336	USD	13,590,000	GBP	JPM	11/29/2024	116,450
22,874,615	USD	17,530,000	GBP	MSC	12/18/2024	272,815
1,164,053	USD	427,236,000	HUF	MSC	12/18/2024	28,526
1,482,868	USD	23,273,608,000	IDR	JPM	12/18/2024	3,882
3,959,133	USD	333,220,000	INR	DEUT	12/18/2024	4,000
11,357,236	USD	1,624,200,000	JPY	CIB	11/07/2024	657,821
17,272,329	USD	2,424,400,000	JPY	DEUT	12/18/2024	1,210,095
4,620,548	USD	2,244,200,000	KZT	BOA	12/18/2024	69,036
1,652,315	USD	32,436,000	MXN	GSC	12/18/2024	44,996
6,413,601	USD	26,256,000	MYR	SCB	12/18/2024	407,699
10,445,161	USD	110,200,000	NOK	BNP	11/07/2024	426,466
5,017,826	USD	50,890,000	SEK	BNP	11/07/2024	239,871
2,628,540	USD	3,410,000	SGD	WEST	12/18/2024	40,406
5,602,900	USD	181,590,000	THB	BCLY	12/18/2024	203,337
642,113	USD	11,329,000	ZAR	BNP	12/18/2024	2,248
Total foreign currency contracts						$3,982,926

Foreign Cross Currency Contracts Outstanding at October 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	10,351,850	JPM	11/29/2024	GBP	10,239,091	$112,760
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$661,669,771	$—	$660,628,471	$1,041,300
Convertible Bonds	181,073,877	—	181,073,877	—
Corporate Bonds	905,196,481	—	905,196,481	—
Foreign Government Obligations	156,583,657	—	156,583,657	—
Municipal Bonds	4,237,210	—	4,237,210	—
Senior Floating Rate Interests	386,250,188	—	386,250,188	—
U.S. Government Agencies	192,767,286	—	192,767,286	—
U.S. Government Securities	436,166,273	—	436,166,273	—
Common Stocks
Energy	—	—	—	—
Health Care Equipment & Services	165,148	165,148	—	—
Materials	339,066	—	339,066	—
Technology Hardware & Equipment	203,319	203,319	—	—
Exchange-Traded Funds	8,032,488	8,032,488	—	—
Preferred Stocks	17,978,420	17,978,420	—	—
Warrants	55,485	—	—	55,485
Short-Term Investments	47,183,711	24,177,029	23,006,682	—
Foreign Currency Contracts(2)	8,826,704	—	8,826,704	—
Futures Contracts(2)	3,203,042	3,203,042	—	—
Swaps - Credit Default(2)	5,208,924	—	5,208,924	—
Swaps - Interest Rate(2)	3,417,221	—	3,417,221	—
Total	$3,018,558,271	$53,759,446	$2,963,702,040	$1,096,785
Liabilities
Foreign Currency Contracts(2)	$(4,731,018)	$—	$(4,731,018)	$—
Futures Contracts(2)	(22,558,436)	(22,558,436)	—	—
Swaps - Credit Default(2)	(411,607)	—	(411,607)	—
Total	$(27,701,061)	$(22,558,436)	$(5,142,625)	$—

(1)
For the year ended October 31, 2024, investments valued at $3,584,161 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

106

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7%
	Alabama - 0.9%
$ 550,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	$595,382
150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	153,525
		748,907
	Arizona - 2.2%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	657,119
185,000	5.00%, 12/01/2038	205,633
100,000	5.00%, 09/01/2042	103,277
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	216,800
	Tempe Industrial Dev Auth, AZ, Rev
225,000	4.00%, 12/01/2024	224,865
270,000	4.00%, 12/01/2025	268,925
240,000	4.00%, 12/01/2026	239,487
		1,916,106
	California - 7.0%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	598,476
900,000	5.50%, 05/01/2054(1)	961,992
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	198,923
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	506,263
1,665,000	5.00%, 12/31/2031	1,722,786
340,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM) 4.00%, 08/01/2032	346,969
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM) 5.00%, 09/01/2032	45,606
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	192,802
50,000	Oakland Unified School Dist, CA, GO, (AGM) 4.00%, 08/01/2034	50,625
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	153,566
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	102,665
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(2)	91,397
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	141,621
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
255,000	(NPFG) 0.00%, 01/15/2025(2)	253,001
305,000	4.00%, 01/15/2034	316,944
345,000	State of California, CA, GO 5.00%, 09/01/2036	392,751
		6,076,387
	Colorado - 1.9%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	188,557
430,000	5.00%, 05/15/2034	490,435
125,000	5.00%, 05/15/2036	138,163
70,000	5.00%, 05/15/2037	77,049
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	127,113
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	492,371
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Colorado - 1.9% - (continued)
$ 115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	$113,034
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM) 5.00%, 12/15/2030	25,794
		1,652,516
	Connecticut - 1.0%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	102,615
	Connecticut State Health & Educational Facs Auth, CT, Rev
450,000	5.00%, 07/01/2025	454,449
60,000	5.00%, 07/01/2042	60,508
250,000	Town of Hamden, CT, GO, (AGM) 5.00%, 08/15/2025	253,859
		871,431
	District of Columbia - 0.2%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	149,484
	Florida - 2.3%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	139,125
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	70,920
200,000	City of Port St Lucie, FL, Special Assessment 4.00%, 07/01/2027	202,232
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	158,745
125,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2027	132,317
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	424,813
165,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	168,701
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	612,073
70,000	Volusia County Educational Facility Auth, FL, Rev 4.00%, 10/15/2035	70,575
		1,979,501
	Georgia - 3.2%
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	98,971
280,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	277,118
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	58,574
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	175,959
315,000	5.50%, 09/15/2028	335,285
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	102,794
235,000	5.00%, 01/01/2033	255,532
1,000,000	5.00%, 01/01/2035	1,089,908
350,000	5.00%, 07/01/2052	363,231
		2,757,372
	Idaho - 1.2%
980,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	1,064,071
	Illinois - 13.0%
65,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(2)	64,544
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	279,821
The accompanying notes are an integral part of these financial statements.

107

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Illinois - 13.0% - (continued)
$ 100,000	5.75%, 04/01/2035	$104,134
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	177,440
150,000	5.00%, 12/01/2027	154,496
500,000	5.00%, 12/01/2041	503,570
200,000	5.00%, 12/01/2046	195,285
500,000	5.25%, 12/01/2036	528,750
140,000	5.25%, 12/01/2039	140,006
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev,
100,000	(AGM) 5.00%, 12/01/2044	100,071
175,000	5.00%, 12/01/2045	181,079
250,000	5.00%, 12/01/2046	253,444
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	250,516
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	806,464
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2039	483,618
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
105,000	(BAM) 5.00%, 12/01/2027	105,135
170,000	(BAM) 5.00%, 12/01/2030	170,185
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	245,760
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	204,140
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	151,102
115,000	5.00%, 08/15/2033	124,711
245,000	5.00%, 08/15/2035	246,815
150,000	5.00%, 10/01/2041	152,420
230,000	5.00%, 05/15/2050(1)	230,116
	Illinois Housing Dev Auth, IL, Rev,
235,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	251,506
360,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2054	391,288
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	107,660
105,000	5.00%, 01/01/2038	118,206
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM) 5.00%, 12/01/2025	86,566
130,000	(AGM) 5.00%, 12/01/2026	135,034
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)	76,250
200,000	5.00%, 12/15/2045	206,217
275,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.25%, 12/01/2032	315,454
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	158,403
1,000,000	5.00%, 01/01/2036	1,069,106
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AGM) 5.00%, 01/01/2033	326,274
300,000	(AGM) 5.00%, 01/01/2034	333,740
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	413,446
50,000	5.00%, 02/01/2027	51,899
150,000	5.00%, 11/01/2028	157,520
250,000	5.00%, 05/01/2029	250,743
330,000	5.00%, 10/01/2031	356,663
315,000	5.00%, 12/01/2034	325,903
215,000	5.00%, 03/01/2046	223,989
		11,209,489
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Indiana - 1.8%
$ 78,866	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	$69,043
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,082,498
125,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	123,726
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	302,062
		1,577,329
	Iowa - 0.5%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	189,508
245,000	5.00%, 12/01/2033	257,837
		447,345
	Kentucky - 0.3%
195,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	219,012
	Louisiana - 0.7%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	289,944
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	100,333
100,000	6.00%, 11/15/2030	100,583
100,000	Louisiana Public Facs Auth, LA, Rev 5.00%, 05/15/2035	100,667
		591,527
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2046	448,645
	Maryland - 1.0%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	897,448
	Massachusetts - 2.8%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	3.84%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(4)(5)	234,102
105,000	5.00%, 07/01/2034	106,571
1,000,000	5.00%, 07/01/2035	1,014,110
150,000	5.00%, 07/01/2037	152,415
150,000	5.00%, 07/01/2044	150,274
100,000	5.00%, 10/01/2047(4)	100,835
150,000	5.00%, 07/01/2048	152,493
500,000	Massachusetts Educational Financing Auth, MA, Rev 5.00%, 01/01/2025	500,898
		2,411,698
	Michigan - 2.6%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	152,541
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	266,318
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	174,174
100,000	5.00%, 07/01/2035	100,742
100,000	5.00%, 05/15/2038	100,444
850,000	5.50%, 02/28/2057	926,798
The accompanying notes are an integral part of these financial statements.

108

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Michigan - 2.6% - (continued)
$ 90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	$93,416
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	395,401
		2,209,834
	Minnesota - 2.4%
75,009	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	64,238
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,074,681
1,000,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	967,278
		2,106,197
	Mississippi - 0.7%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	181,071
400,000	5.00%, 10/15/2037	414,808
		595,879
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	252,413
	Montana - 0.2%
60,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	60,305
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	154,024
		214,329
	Nebraska - 0.7%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	302,724
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	293,304
		596,028
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	158,013
	Clark County School Dist, NV, GO,
250,000	(AGM) 4.00%, 06/15/2036	253,906
105,000	5.00%, 06/15/2028	106,848
		518,767
	New Hampshire - 1.3%
	New Hampshire Business Finance Auth, NH, Rev
1,000,000	4.00%, 01/01/2051	838,322
295,000	(BAM) 5.25%, 06/01/2051	316,379
		1,154,701
	New Jersey - 1.1%
170,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	188,870
70,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 12/15/2024	70,121
	New Jersey Turnpike Auth, NJ, Rev
105,000	5.00%, 01/01/2034	119,795
510,000	5.00%, 01/01/2042	562,519
		941,305
	New Mexico - 0.4%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	209,593
175,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	175,481
		385,074
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	New York - 6.5%
$ 500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	$486,646
	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev
300,000	5.00%, 11/15/2036	308,801
100,000	5.25%, 11/15/2027	104,481
60,000	5.25%, 11/15/2036	62,077
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	216,697
500,000	5.00%, 11/15/2045	522,533
400,000	5.00%, 11/15/2048	414,988
1,250,000	New York City Municipal Water Finance Auth, NY, Rev 4.13%, 06/15/2046	1,234,512
140,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2035	143,483
90,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 02/01/2038	100,444
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	864,427
450,000	4.00%, 02/15/2037	458,263
150,000	5.00%, 03/15/2031	152,064
50,000	New York Transportation Dev Corp., NY, Rev, (AGM) 5.25%, 06/30/2039	54,688
300,000	State of New York Mortgage Agency, NY, Rev 3.25%, 04/01/2025	299,068
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(2)	217,982
		5,641,154
	North Carolina - 2.1%
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	445,073
655,000	3.95%, 01/01/2041	610,847
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	172,650
185,000	4.00%, 09/01/2034	181,849
250,000	5.00%, 01/01/2031	250,402
30,000	5.00%, 01/01/2039	28,967
120,000	5.00%, 01/01/2044	121,571
		1,811,359
	North Dakota - 0.2%
120,000	North Dakota Housing Finance Agency, ND, Rev 6.25%, 01/01/2055	134,272
	Ohio - 3.0%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	200,168
250,000	5.00%, 02/15/2040	274,448
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	159,267
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	64,673
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	419,138
170,000	Ohio Housing Finance Agency, OH, Rev 4.50%, 03/01/2050	171,904
1,025,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2039	1,136,883
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	176,264
		2,602,745
The accompanying notes are an integral part of these financial statements.

109

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Oregon - 1.0%
$ 480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(2)	$128,652
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (SCH BD GTY) 0.00%, 06/15/2041(2)	469,084
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(2)	23,444
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	19,437
55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	55,127
35,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	35,100
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	119,138
		849,982
	Pennsylvania - 5.7%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	160,973
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	317,826
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	802,163
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(4)	120,057
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2036	281,465
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	401,529
100,000	5.13%, 07/01/2037	100,373
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	189,594
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	100,838
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	197,189
	Pennsylvania Housing Finance Agency, PA, Rev
90,000	4.75%, 04/01/2033	90,051
540,000	5.50%, 10/01/2053	571,728
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	137,730
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2033	53,871
	School Dist of Philadelphia, PA, GO,
250,000	(ST AID WITHHLDG) 4.00%, 09/01/2036	252,013
1,000,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,116,637
		4,894,037
	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	395,794
175,000	5.00%, 07/01/2058	175,339
		571,133
	Rhode Island - 2.1%
	Rhode Island Health & Educational Building Corp., RI, Rev,
80,000	(AGM) 5.00%, 05/15/2028	83,955
1,000,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,102,770
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	114,554
460,000	5.00%, 12/01/2028	483,753
		1,785,032
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	South Carolina - 3.2%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
$ 150,000	5.00%, 05/01/2028	$158,666
575,000	5.00%, 10/01/2035	633,131
615,000	5.00%, 11/01/2035	691,172
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	200,180
200,000	4.00%, 12/01/2038	200,366
805,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	872,814
		2,756,329
	South Dakota - 0.3%
	South Dakota Housing Dev Auth, SD, Rev
150,000	4.00%, 11/01/2049	150,616
140,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	149,591
		300,207
	Tennessee - 1.8%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	109,295
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	973,937
235,000	5.00%, 05/01/2035	256,132
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	204,334
		1,543,698
	Texas - 10.9%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	151,298
250,000	(PSF-GTD) 5.00%, 02/15/2027	260,519
625,000	(PSF-GTD) 5.00%, 08/15/2037	680,910
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	318,383
600,000	4.00%, 01/01/2040	595,616
1,000,000	5.00%, 01/01/2046	1,042,373
	Central Texas Turnpike System, TX, Rev
500,000	5.00%, 08/15/2032	560,224
250,000	5.00%, 08/15/2042	250,030
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	160,875
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,007,772
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	155,721
400,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	400,147
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	258,796
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2037	293,149
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	150,701
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	542,624
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	95,253
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	140,017
The accompanying notes are an integral part of these financial statements.

110

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Texas - 10.9% - (continued)
$ 1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	$1,008,565
	Texas Department of Housing & Community Affairs, TX, Rev,
225,000	(GNMA) 3.00%, 03/01/2050	168,256
725,000	(GNMA) 3.63%, 09/01/2044	654,054
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	253,837
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(2)	32,380
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2036	203,766
		9,385,266
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	176,231
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	903,132
	Virginia - 2.0%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	71,113
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	394,000
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	635,984
500,000	4.00%, 01/01/2039	476,210
170,000	5.00%, 12/31/2047	176,690
		1,753,997
	Washington - 2.9%
1,000,000	Grant County Public Utility Dist No. 2 Priest Rapids Hydroelectric Project, WA, Rev 5.00%, 01/01/2040	1,110,912
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	146,754
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	136,454
500,000	5.00%, 09/01/2040	528,242
475,000	5.00%, 10/01/2042	466,953
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(4)	148,058
		2,537,373
	Wisconsin - 3.2%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	417,931
500,000	(AGM) 4.00%, 07/01/2059	462,083
200,000	5.00%, 10/01/2043(4)	200,633
95,000	5.00%, 10/01/2044	97,855
150,000	(AGM) 5.00%, 07/01/2048	152,416
100,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(2)	83,110
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	321,215
255,000	4.00%, 08/15/2046	222,940
155,000	5.00%, 11/01/2024	155,000
45,000	5.00%, 11/01/2025	45,166
100,000	5.75%, 08/15/2059	107,109
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 97.7% - (continued)
	Wisconsin - 3.2% - (continued)
$ 350,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054		$380,229
110,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD) 0.50%, 11/01/2050(1)		110,000
			2,755,687
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		76,503
	Total Municipal Bonds (cost $88,175,344)		$84,470,932
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	Federal Home Loan Mortgage Corp. - 0.6%
563,787	3.15%, 10/15/2036		$494,647
	Total U.S. Government Agencies (cost $573,370)		$494,647
	Total Long-Term Investments (cost $88,748,714)		$84,965,579
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
134,472	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $134,490; collateralized by U.S. Treasury Note at 0.88%, maturing 06/30/2026, with a market value of $137,308		$134,472
	Total Short-Term Investments (cost $134,472)		$134,472
	Total Investments (cost $88,883,186)	98.4%	$85,100,051
	Other Assets and Liabilities	1.6%	1,373,685
	Net Assets	100.0%	$86,473,736
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
The accompanying notes are an integral part of these financial statements.

111

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
October 31, 2024

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$803,685, representing 0.9% of net assets.

(5)	Variable rate security; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$84,470,932	$—	$84,470,932	$—
U.S. Government Agencies	494,647	—	494,647	—
Short-Term Investments	134,472	—	134,472	—
Total	$85,100,051	$—	$85,100,051	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

112

The Hartford Total Return Bond Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5%
	Asset-Backed - Automobile - 1.5%
$ 2,230,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$2,237,627
2,663,119	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	2,667,894
	Avis Budget Rental Car Funding AESOP LLC
2,265,000	5.36%, 06/20/2030(1)	2,290,087
1,185,000	5.58%, 12/20/2030(1)	1,181,027
2,635,000	5.90%, 08/21/2028(1)	2,688,097
3,046,674	Carvana Auto Receivables Trust 4.13%, 04/12/2027	3,036,401
1,957,688	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,962,103
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,143,696
2,740,000	5.68%, 03/15/2034(1)	2,768,729
5,780,000	6.11%, 08/15/2034(1)	5,882,361
2,025,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	2,029,112
1,115,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	1,127,725
1,069,000	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	1,072,113
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,292,276
962,000	5.05%, 01/18/2028(1)	960,625
2,551,000	5.21%, 05/15/2028(1)	2,547,760
3,220,000	GLS Auto Receivables Issuer Trust 4.89%, 04/16/2029(1)	3,215,583
6,805,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	6,906,523
	Prestige Auto Receivables Trust
31,660	1.62%, 11/16/2026(1)	31,612
1,935,000	4.56%, 02/15/2029(1)	1,922,684
	Santander Drive Auto Receivables Trust
1,945,000	4.98%, 02/15/2028	1,945,348
3,355,000	5.61%, 07/17/2028	3,382,537
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,693,322
1,562	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	1,563
1,045,000	Westlake Automobile Receivables Trust 5.41%, 01/18/2028(1)	1,048,263
1,845,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,852,975
		62,888,043
	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
16,914	4.99%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	5,065
2,206,260	5.01%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	615,740
735,413	5.03%, 12/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	194,345
1,053,517	5.21%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	238,304
1,079,827	5.98%, 06/25/2036(3)	262,635
23,594	Morgan Stanley ABS Capital I, Inc. Trust 5.15%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	19,920
1,034,950	Morgan Stanley Mortgage Loan Trust 5.19%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	284,988
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	128,815
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Asset-Backed - Home Equity - 0.1% - (continued)
	Soundview Home Loan Trust
$ 1,554,479	5.03%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	$1,413,573
809,578	5.33%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	724,698
765,058	5.35%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	713,608
		4,601,691
	Asset-Backed - Manufactured Housing - 0.0%
1,408,112	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,222,185
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
2,839,642	1.11%, 02/18/2070(1)	2,480,625
3,583,828	5.51%, 10/15/2071(1)	3,615,345
		6,095,970
	Commercial Mortgage-Backed Securities - 4.1%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,158,302
3,362,000	280 Park Avenue Mortgage Trust 7.24%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,121,729
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,230,257
	BBCMS Mortgage Trust
6,535,000	0.98%, 04/15/2053(3)(5)	311,444
15,963,362	1.11%, 09/15/2057(3)(5)	1,304,743
19,244,747	1.44%, 02/15/2050(3)(5)	485,518
14,089,806	1.62%, 02/15/2057(3)(5)	1,475,304
1,640,000	3.66%, 04/15/2055(3)	1,481,753
1,535,000	5.83%, 05/15/2057	1,619,499
	Benchmark Mortgage Trust
10,233,606	0.47%, 07/15/2051(3)(5)	133,270
32,889,967	0.57%, 07/15/2056(3)(5)	1,289,270
41,126,991	0.58%, 04/10/2051(3)(5)	659,167
30,564,868	0.62%, 01/15/2052(3)(5)	614,076
7,757,264	1.07%, 08/15/2052(3)(5)	256,445
9,901,767	1.17%, 12/15/2056(3)(5)	629,712
19,119,437	1.22%, 03/15/2062(3)(5)	852,813
14,127,019	1.51%, 01/15/2054(3)(5)	1,009,524
6,710,067	1.78%, 07/15/2053(3)(5)	367,138
3,000,000	3.04%, 08/15/2052	2,885,047
2,990,000	4.02%, 03/15/2052	2,840,513
	BMO Mortgage Trust
20,955,859	0.86%, 07/15/2057(3)(5)	1,425,105
1,569,000	5.76%, 07/15/2057	1,639,907
7,010,000	BOCA Commercial Mortgage Trust 7.14%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	7,010,000
	BPR Trust
3,270,000	5.85%, 11/05/2029(1)(3)	3,250,162
7,425,000	7.62%, 10/05/2038(1)(3)	7,637,163
3,770,000	8.04%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,753,506
	BX Trust
3,108,171	7.26%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	3,115,941
601,000	7.84%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	602,127
2,535,000	CAMB Commercial Mortgage Trust 7.65%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,512,097
2,423,437	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(3)(5)	84,089
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,266,570
The accompanying notes are an integral part of these financial statements.

113

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 9,330,893	Citigroup Commercial Mortgage Trust 1.03%, 04/10/2048(3)(5)	$8,396
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,188,972
3,895,000	3.18%, 02/10/2048	3,880,997
1,320,000	3.90%, 01/10/2039(1)(3)	1,157,898
4,865,000	7.00%, 08/10/2044(1)(3)	5,022,173
3,554	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	3,538
	CSAIL Commercial Mortgage Trust
19,941,833	0.68%, 06/15/2057(3)(5)	33,319
541,295	0.70%, 04/15/2050(3)(5)	48
3,139,575	0.86%, 11/15/2048(3)(5)	18,232
6,128,065	1.85%, 01/15/2049(3)(5)	101,802
	DBJPM Mortgage Trust
5,590,543	1.70%, 09/15/2053(3)(5)	264,954
3,600,000	2.89%, 08/10/2049	3,462,434
	DC Trust
1,410,000	5.73%, 04/13/2040(1)(3)	1,417,954
705,000	7.04%, 04/13/2040(1)(3)	711,933
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	421,785
350,000	3.82%, 02/25/2050(1)(3)	348,174
230,000	3.84%, 10/25/2049(1)(3)	221,368
760,000	FS Trust 6.89%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	760,712
4,285,000	GS Mortgage Securities Corp. II 5.70%, 03/10/2041(1)(3)	4,246,486
2,002,487	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,666,578
	GS Mortgage Securities Trust
299,683	0.09%, 08/10/2044(1)(3)(5)	184
971,759	0.37%, 07/10/2046(3)(5)	10
3,674,636	3.04%, 07/10/2052	3,514,382
1,186,932	4.96%, 04/10/2047(1)(3)	931,148
1,610,000	HIH Trust 7.29%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,607,484
	HTL Commercial Mortgage Trust
1,990,000	6.56%, 05/10/2039(1)(3)	2,019,725
1,095,000	7.09%, 05/10/2039(1)(3)	1,105,036
	JP Morgan Chase Commercial Mortgage Securities Trust
759,443	2.73%, 10/15/2045(1)(3)	666,026
1,770,000	2.81%, 01/16/2037(1)	1,575,300
730,000	3.57%, 12/15/2047(1)(3)	451,980
645,000	5.80%, 10/05/2039(1)(3)	647,008
	JPMBB Commercial Mortgage Securities Trust
1,401,999	0.38%, 09/15/2047(3)(5)	14
2,087,231	0.53%, 05/15/2048(3)(5)	3,132
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,415,206
1,980,000	LEX Mortgage Trust 4.87%, 10/13/2033(1)(3)	1,942,561
4,415,000	MF1 Ltd. 6.51%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,346,872
	Morgan Stanley Bank of America Merrill Lynch Trust
2,162,213	0.91%, 12/15/2047(3)(5)	22
3,304,813	0.96%, 10/15/2048(3)(5)	7,554
	Morgan Stanley Capital I Trust
2,127,852	1.32%, 06/15/2050(3)(5)	45,675
5,280,000	3.91%, 09/09/2032(1)	4,598,377
885,000	4.94%, 07/15/2049(1)(3)	766,636
43,704	5.24%, 10/12/2052(1)(3)	16,809
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 4,618,794	MSWF Commercial Mortgage Trust 0.91%, 12/15/2056(3)(5)	$292,596
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,142,963
3,410,000	NJ Trust 6.48%, 01/06/2029(1)(3)	3,555,665
2,180,000	ROCK Trust 5.93%, 11/13/2041(1)	2,194,124
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,449,065
11,910,000	SHR Trust 7.25%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,924,857
6,345,000	TYSN Mortgage Trust 6.58%, 12/10/2033(1)(3)	6,565,884
3,832,588	UBS Commercial Mortgage Trust 1.06%, 08/15/2050(3)(5)	86,603
	Wells Fargo Commercial Mortgage Trust
15,726,121	0.87%, 09/15/2057(3)(5)	73,911
7,256,595	0.98%, 05/15/2048(3)(5)	10,867
28,630,343	1.00%, 08/15/2057(3)(5)	2,192,629
7,050	3.17%, 02/15/2048	7,015
255,000	4.08%, 05/15/2048(3)	232,805
	Wells Fargo NA
20,255,453	0.59%, 11/15/2062(3)(5)	513,723
10,369,492	0.63%, 11/15/2062(3)(5)	292,986
17,906,377	0.68%, 12/15/2052(3)(5)	515,731
24,370,540	0.71%, 11/15/2050(3)(5)	428,288
19,112,792	0.80%, 09/15/2062(3)(5)	613,702
35,701,801	0.87%, 01/15/2063(3)(5)	1,274,151
20,883,186	0.88%, 05/15/2062(3)(5)	678,173
1,750,584	1.00%, 04/15/2052(3)(5)	64,316
9,495,641	1.00%, 02/15/2056(3)(5)	563,318
5,955,888	1.00%, 12/15/2056(3)(5)	208,947
26,641,000	1.35%, 09/15/2034(3)(5)	2,363,555
36,610,570	1.76%, 03/15/2063(3)(5)	2,963,856
4,315,000	5.72%, 06/15/2057	4,511,663
	WFRBS Commercial Mortgage Trust
67,443	3.02%, 11/15/2047(1)	2,758
345,000	5.00%, 06/15/2044(1)(3)	239,701
		168,584,937
	Other Asset-Backed Securities - 5.8%
357,168	AASET Trust 3.35%, 01/16/2040(1)	342,901
	Affirm Asset Securitization Trust
7,380,000	4.62%, 09/15/2029(1)	7,323,961
2,745,000	6.61%, 01/18/2028(1)	2,753,035
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,722,724
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,848,823
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,764,054
5,800,000	Battalion CLO 18 Ltd. 6.82%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,858,702
4,255,000	Benefit Street Partners CLO XXXI Ltd. 6.98%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	4,284,164
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	849,966
	CF Hippolyta Issuer LLC
645,576	1.53%, 03/15/2061(1)	604,757
1,530,299	1.69%, 07/15/2060(1)	1,482,329
706,836	1.98%, 03/15/2061(1)	650,712
1,256,992	1.99%, 07/15/2060(1)	1,126,867
961,496	5.97%, 08/15/2062(1)	959,942
3,723,560	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,690,956
1,915,000	Columbia Cent CLO 27 Ltd. 6.08%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,915,890
The accompanying notes are an integral part of these financial statements.

114

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
$ 2,756,008	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	$2,781,451
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,670,043
2,925,000	5.25%, 02/25/2049(1)	2,914,786
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,967,517
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,475,594
1,439,300	3.15%, 04/25/2051(1)	1,260,031
1,449,600	3.67%, 10/25/2049(1)	1,345,093
2,505,100	4.12%, 07/25/2047(1)	2,437,627
3,122,012	4.12%, 07/25/2048(1)	3,094,360
5,245,000	Elmwood CLO 19 Ltd. 7.05%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	5,294,219
3,720,000	Elmwood CLO 23 Ltd. 6.90%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,738,526
	FirstKey Homes Trust
1,846,594	4.15%, 05/19/2039(1)	1,806,193
7,897,001	4.25%, 07/17/2039(1)	7,734,510
3,095,000	Golub Capital Partners CLO 68B Ltd. 7.43%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,128,262
2,640,000	Invesco U.S. CLO Ltd. 6.92%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,652,669
7,960,000	Madison Park Funding LXVII Ltd. 6.14%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	7,999,824
5,335,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	4,874,780
350,728	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	343,484
9,925,000	OCP CLO Ltd. 0.00%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	9,926,747
5,180,000	Octagon 61 Ltd. 6.97%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	5,189,764
	Progress Residential Trust
5,346,350	1.51%, 10/17/2038(1)	5,064,260
1,721,074	3.20%, 04/17/2039(1)	1,650,919
3,043,253	4.30%, 03/17/2040(1)	2,968,690
4,900,202	4.44%, 05/17/2041(1)	4,774,021
1,399,155	4.45%, 06/17/2039(1)	1,382,693
2,280,695	4.75%, 10/27/2039(1)	2,263,388
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,103,989
7,555,000	RR 23 Ltd. 7.31%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,587,902
3,660,000	RR 26 Ltd. 6.91%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,663,755
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	981,359
379,765	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	353,189
	SCF Equipment Leasing LLC
2,005,000	5.56%, 04/20/2032(1)	2,040,018
3,718,809	6.56%, 01/22/2030(1)	3,777,278
8,270,000	Sound Point CLO XXIX Ltd. 5.96%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,270,447
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,590,351
1,870,000	5.90%, 03/25/2049(1)	1,886,913
1,855,000	Subway Funding LLC 6.03%, 07/30/2054(1)	1,868,240
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,827,239
3,571,387	Taco Bell Funding LLC 2.54%, 08/25/2051(1)	2,976,539
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Other Asset-Backed Securities - 5.8% - (continued)
$ 4,440,000	Texas Debt Capital CLO Ltd. 6.92%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	$4,461,228
	Tricon Residential Trust
4,465,000	4.30%, 11/17/2029(1)	4,286,011
5,140,083	4.85%, 07/17/2040(1)	5,096,860
8,175,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	7,988,340
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	3,989,064
8,270,000	Venture 42 CLO Ltd. 6.05%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,276,905
6,500,911	Wellfleet CLO X Ltd. 6.05%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	6,499,286
	Wendy's Funding LLC
7,151,965	2.37%, 06/15/2051(1)	6,354,793
9,401,164	2.78%, 06/15/2051(1)	8,008,068
1,272,696	3.88%, 03/15/2048(1)	1,218,501
2,053,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,904,588
		238,930,097
	Whole Loan Collateral CMO - 5.8%
3,200	Adjustable Rate Mortgage Trust 5.39%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(2)	3,190
	Angel Oak Mortgage Trust
1,580,496	0.91%, 01/25/2066(1)(3)	1,350,689
3,446,360	0.95%, 07/25/2066(1)(3)	2,889,166
877,961	0.99%, 04/25/2053(1)(3)	826,085
1,467,327	0.99%, 04/25/2066(1)(3)	1,251,367
2,469,063	1.04%, 01/20/2065(1)(3)	2,037,807
2,744,950	1.07%, 05/25/2066(1)(3)	2,333,404
5,448,946	1.46%, 09/25/2066(1)(3)	4,512,364
371,095	1.47%, 06/25/2065(1)(3)	349,188
2,513,498	1.82%, 11/25/2066(1)(3)	2,189,048
967,479	2.53%, 01/26/2065(1)(3)	894,256
2,042,624	2.88%, 12/25/2066(1)(4)	1,868,575
	Banc of America Funding Trust
210,625	5.47%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	189,987
835,387	5.77%, 05/25/2037(3)	720,976
32,133	6.35%, 01/25/2037(4)	29,034
603,089	Bear Stearns ALT-A Trust 5.35%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	562,867
	Bear Stearns ARM Trust
119,689	7.08%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	112,157
75,973	7.45%, 02/25/2036(3)	68,597
216,825	Bear Stearns Mortgage Funding Trust 5.21%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	193,009
1,649,813	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,441,741
	BRAVO Residential Funding Trust
831,839	0.94%, 02/25/2049(1)(3)	745,636
631,758	0.97%, 03/25/2060(1)(3)	599,219
2,754,860	5.11%, 07/25/2062(1)(3)	2,739,030
456,806	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	444,200
178,102	Chase Mortgage Finance Trust 4.84%, 12/25/2035(3)	166,782
	CHL Mortgage Pass-Through Trust
277,171	4.54%, 11/20/2035(3)	249,682
372,399	4.99%, 09/25/2047(3)	336,472
245,414	5.12%, 04/20/2036(3)	205,847
The accompanying notes are an integral part of these financial statements.

115

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Whole Loan Collateral CMO - 5.8% - (continued)
$ 247,714	5.53%, 03/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	$225,004
66,870	5.68%, 06/20/2035(3)	62,235
	COLT Mortgage Loan Trust
651,553	0.80%, 07/27/2054(1)	570,690
2,440,443	0.91%, 06/25/2066(1)(3)	2,050,116
3,253,138	1.40%, 10/25/2066(1)(3)	2,689,867
6,039,945	2.28%, 12/27/2066(1)(3)	5,383,451
991,400	4.30%, 03/25/2067(1)(3)	971,896
	Countrywide Alternative Loan Trust
769,761	5.39%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	684,437
234,879	5.49%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	192,767
185,880	5.75%, 05/25/2036	70,179
157,654	6.00%, 05/25/2036	79,749
124,458	6.00%, 12/25/2036	49,863
542,152	6.41%, 08/25/2035, 1 yr. USD MTA + 1.35%(2)	445,506
392,482	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	281,506
	CSMC Trust
657,389	0.81%, 05/25/2065(1)(3)	583,611
1,746,247	0.83%, 03/25/2056(1)(3)	1,423,209
2,224,457	0.94%, 05/25/2066(1)(3)	1,835,052
2,917,206	1.18%, 02/25/2066(1)(3)	2,551,461
2,871,923	1.84%, 10/25/2066(1)(3)	2,502,378
6,914,390	2.27%, 11/25/2066(1)(3)	6,106,499
1,018,932	3.25%, 04/25/2047(1)(3)	908,883
1,534,542	4.09%, 12/27/2060(1)(3)	1,515,073
945,360	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	831,230
64,482	DSLA Mortgage Loan Trust 5.59%, 01/19/2045, 1 mo. USD Term SOFR + 0.83%(2)	48,620
	Ellington Financial Mortgage Trust
368,680	0.80%, 02/25/2066(1)(3)	314,458
1,024,190	0.93%, 06/25/2066(1)(3)	841,310
3,183,205	2.21%, 01/25/2067(1)(3)	2,736,789
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2,062,946	2.50%, 08/25/2059	1,687,251
1,796,659	3.50%, 11/25/2057	1,655,647
3,604,564	3.50%, 03/25/2058	3,184,386
4,842,096	3.50%, 07/25/2058	4,408,549
988,620	3.50%, 08/25/2058	907,803
3,685,078	3.50%, 10/25/2058	3,294,483
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,344,000	6.66%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,351,518
193,856	7.12%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	194,902
405,869	7.52%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	419,060
1,212,400	7.96%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,244,561
2,105,000	7.96%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	2,200,680
2,866,000	8.01%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,937,650
434,215	9.32%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	451,583
3,055,000	9.36%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,222,482
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Whole Loan Collateral CMO - 5.8% - (continued)
	First Franklin Mortgage Loan Trust
$ 704,229	5.16%, 09/25/2036, 1 mo. USD Term SOFR + 0.42%(2)	$669,945
2,250,478	5.33%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,072,996
	GCAT Trust
1,823,787	0.87%, 01/25/2066(1)(3)	1,525,888
2,017,516	1.04%, 05/25/2066(1)(3)	1,675,182
3,822,122	1.09%, 08/25/2066(1)(3)	3,107,921
1,799,400	1.92%, 08/25/2066(1)(3)	1,642,476
	GMACM Mortgage Loan Trust
40,394	3.62%, 04/19/2036(3)	32,696
149,833	4.75%, 09/19/2035(3)	128,109
	GSR Mortgage Loan Trust
405,382	4.65%, 01/25/2036(3)	354,841
1,508,323	5.15%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	346,537
78,967	5.36%, 10/25/2035(3)	41,744
	HarborView Mortgage Loan Trust
359,463	5.25%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	315,143
685,982	5.35%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	635,709
6,706,457	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	6,200,664
119,391	IndyMac INDA Mortgage Loan Trust 5.52%, 01/25/2036(3)	111,483
	IndyMac INDX Mortgage Loan Trust
246,464	3.97%, 03/25/2036(3)	169,024
844,446	4.04%, 04/25/2037(3)	521,624
	JP Morgan Mortgage Trust
115,255	4.50%, 05/25/2036(3)	93,213
44,626	5.61%, 04/25/2037(3)	32,780
79,538	6.45%, 09/25/2035(3)	75,997
	Legacy Mortgage Asset Trust
1,008,616	4.65%, 11/25/2060(1)(4)	985,961
1,447,286	4.75%, 04/25/2061(1)(4)	1,420,447
1,993,045	4.75%, 07/25/2061(1)(4)	1,983,642
222,424	Lehman XS Trust 5.27%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	196,600
1,291,197	Luminent Mortgage Trust 5.23%, 05/25/2046, 1 mo. USD Term SOFR + 0.49%(2)	1,095,418
	MetLife Securitization Trust
458,000	3.00%, 04/25/2055(1)(3)	430,330
1,195,480	3.75%, 03/25/2057(1)(3)	1,139,140
	MFA Trust
227,988	1.01%, 01/26/2065(1)(3)	211,561
1,459,658	1.03%, 11/25/2064(1)(3)	1,269,157
999,141	1.15%, 04/25/2065(1)(3)	906,225
	Mill City Mortgage Loan Trust
156,414	2.75%, 01/25/2061(1)(3)	155,118
72,670	3.25%, 05/25/2062(1)(3)	71,439
327,500	Morgan Stanley Mortgage Loan Trust 4.76%, 05/25/2036(3)	135,604
	New Residential Mortgage Loan Trust
1,323,948	0.94%, 07/25/2055(1)(3)	1,199,432
783,951	0.94%, 10/25/2058(1)(3)	750,276
284,123	2.49%, 09/25/2059(1)(3)	266,514
1,164,236	3.50%, 12/25/2057(1)(3)	1,118,125
996,182	3.50%, 08/25/2059(1)(3)	919,999
869,815	3.75%, 11/26/2035(1)(3)	825,921
381,854	3.75%, 01/25/2054(1)(3)	361,450
18,932	3.75%, 05/25/2054(1)(3)	17,768
975,846	3.75%, 11/25/2056(1)(3)	910,367
2,177,708	3.75%, 11/25/2058(1)(3)	2,050,257
1,769,205	4.00%, 03/25/2057(1)(3)	1,682,632
The accompanying notes are an integral part of these financial statements.

116

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Whole Loan Collateral CMO - 5.8% - (continued)
$ 1,025,621	4.00%, 05/25/2057(1)(3)	$978,131
1,472,077	4.00%, 08/27/2057(1)(3)	1,400,697
212,823	4.00%, 12/25/2057(1)(3)	203,650
1,134,089	5.60%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,110,808
890,624	6.35%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	903,851
4,273,416	NMLT Trust 1.19%, 05/25/2056(1)(3)	3,606,759
	OBX Trust
3,115,145	1.05%, 07/25/2061(1)(3)	2,509,484
2,792,547	1.07%, 02/25/2066(1)(3)	2,452,147
2,082,442	1.96%, 10/25/2061(1)(3)	1,739,331
8,228,338	2.31%, 11/25/2061(1)(3)	7,255,674
152,991	5.50%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	150,037
	PRET LLC
3,978,985	2.98%, 01/25/2052(1)(4)	3,958,894
1,979,931	4.87%, 07/25/2051(1)(4)	1,960,317
5,495,000	5.93%, 10/25/2054(1)(4)	5,466,085
1,380,000	5.93%, 10/25/2054(1)(4)	1,380,672
955,000	5.96%, 09/25/2054(1)(4)	941,264
3,553,196	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(4)	3,482,402
	PRPM LLC
2,645,654	4.79%, 06/25/2026(1)(4)	2,589,960
2,046,697	4.79%, 07/25/2026(1)(4)	2,017,002
3,978,012	4.87%, 04/25/2026(1)(4)	3,896,899
3,313,916	4.87%, 08/25/2026(1)(4)	3,249,533
654,716	5.36%, 11/25/2025(1)(4)	655,114
4,429,989	5.36%, 10/25/2026(1)(4)	4,404,743
1,287,000	5.70%, 11/25/2029(1)(4)	1,286,438
	RALI Trust
1,176,441	5.45%, 04/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	1,006,682
422,685	6.00%, 12/25/2035	354,789
425,608	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	395,589
621,302	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	589,891
249,500	RFMSI Trust 4.62%, 08/25/2035(3)	112,773
1,900,876	STAR Trust 1.22%, 05/25/2065(1)(3)	1,758,655
	Starwood Mortgage Residential Trust
643,568	0.94%, 05/25/2065(1)(3)	596,821
4,136,471	1.92%, 11/25/2066(1)(3)	3,564,679
460,841	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	179,300
	Towd Point Mortgage Trust
7,000,501	2.92%, 11/30/2060(1)(3)	5,803,457
1,298,315	3.25%, 03/25/2058(1)(3)	1,270,828
	VCAT LLC
59,592	4.74%, 05/25/2051(1)(4)	58,216
533,773	4.87%, 08/25/2051(1)(4)	529,171
101,779	5.12%, 03/27/2051(1)(4)	101,654
	Verus Securitization Trust
395,237	0.82%, 10/25/2063(1)(3)	371,078
1,205,033	0.92%, 02/25/2064(1)(3)	1,091,766
1,807,144	0.94%, 07/25/2066(1)(3)	1,479,786
2,072,311	1.01%, 09/25/2066(1)(3)	1,739,544
1,023,837	1.03%, 02/25/2066(1)(3)	911,002
9,332,365	1.05%, 06/25/2066(1)(3)	7,977,373
2,726,931	1.82%, 11/25/2066(1)(3)	2,435,777
424,165	2.50%, 05/25/2065(1)(4)	408,047
4,214,215	2.72%, 01/25/2067(1)(4)	3,836,080
3,788,896	4.13%, 02/25/2067(1)(4)	3,574,552
1,489,107	VOLT XCIII LLC 4.89%, 02/27/2051(1)(4)	1,484,389
1,296,653	VOLT XCIV LLC 5.24%, 02/27/2051(1)(4)	1,291,226
1,295,854	VOLT XCV LLC 5.24%, 03/27/2051(1)(4)	1,286,209
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.5% - (continued)
	Whole Loan Collateral CMO - 5.8% - (continued)
$ 1,453,954	VOLT XCVII LLC 5.24%, 04/25/2051(1)(4)	$1,449,350
	WaMu Mortgage Pass-Through Certificates Trust
458,554	4.22%, 06/25/2037(3)	392,777
239,419	5.94%, 10/25/2046, 1 yr. USD MTA + 0.88%(2)	200,448
134,017	6.04%, 07/25/2046, 1 yr. USD MTA + 0.98%(2)	122,351
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
553,203	5.45%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	384,099
323,452	5.89%, 11/25/2046, 1 yr. USD MTA + 0.83%(2)	265,529
	Wells Fargo Mortgage-Backed Securities Trust
5,567	3.92%, 11/25/2048(1)(3)	5,289
60,752	7.48%, 09/25/2036(3)	58,373
		236,971,566
	Total Asset & Commercial Mortgage-Backed Securities (cost $748,153,357)	$719,294,489
CORPORATE BONDS - 23.8%
	Advertising - 0.1%
4,815,000	Lamar Media Corp. 3.63%, 01/15/2031	$4,297,388
	Aerospace/Defense - 0.3%
3,095,000	BAE Systems PLC 5.13%, 03/26/2029(1)	3,123,970
	Boeing Co.
1,100,000	2.95%, 02/01/2030	973,900
480,000	3.20%, 03/01/2029	438,631
195,000	3.75%, 02/01/2050	135,751
1,025,000	5.15%, 05/01/2030	1,011,611
	L3Harris Technologies, Inc.
1,165,000	5.05%, 06/01/2029	1,174,225
2,710,000	5.35%, 06/01/2034	2,741,847
1,625,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,588,523
		11,188,458
	Agriculture - 0.3%
1,855,000	BAT Capital Corp. 5.83%, 02/20/2031	1,913,649
	Philip Morris International, Inc.
655,000	4.75%, 11/01/2031	644,631
3,265,000	5.13%, 02/15/2030	3,305,234
1,865,000	5.13%, 02/13/2031	1,882,321
1,100,000	5.38%, 02/15/2033	1,114,978
2,705,000	5.63%, 09/07/2033	2,789,052
		11,649,865
	Apparel - 0.2%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	928,611
	Tapestry, Inc.
635,000	7.05%, 11/27/2025	644,672
1,075,000	7.35%, 11/27/2028	1,097,786
631,000	7.70%, 11/27/2030	644,064
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,483,536
		7,798,669
	Beverages - 0.0%
250,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	251,075
	Biotechnology - 0.2%
2,860,000	Amgen, Inc. 5.25%, 03/02/2033	2,889,519
	Royalty Pharma PLC
4,305,000	2.15%, 09/02/2031	3,567,559
The accompanying notes are an integral part of these financial statements.

117

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Biotechnology - 0.2% - (continued)
$ 1,865,000	2.20%, 09/02/2030	$1,592,967
250,000	3.30%, 09/02/2040	185,046
1,050,000	5.15%, 09/02/2029	1,056,367
		9,291,458
	Chemicals - 0.2%
1,660,000	Braskem Netherlands Finance BV 8.00%, 10/15/2034(1)	1,655,850
	Celanese U.S. Holdings LLC
2,010,000	6.17%, 07/15/2027	2,055,574
365,000	6.33%, 07/15/2029	377,490
2,205,000	6.55%, 11/15/2030	2,310,551
3,230,000	OCP SA 6.75%, 05/02/2034(1)	3,367,275
		9,766,740
	Commercial Banks - 5.9%
2,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	2,461,419
EUR 1,300,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	1,489,219
2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	3,057,644
$ 2,000,000	Banco Santander SA 5.44%, 07/15/2031	2,032,468
	Bank of America Corp.
2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,867,772
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	3,574,372
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	2,893,773
2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(6)	1,966,948
590,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	501,686
2,045,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,806,995
6,535,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	5,667,052
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	607,280
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	813,170
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(6)	1,405,906
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	375,500
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,956,727
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 2,940,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	$3,002,315
	Bank of Ireland Group PLC
4,855,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	4,940,234
6,015,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	6,068,181
	Bank of New York Mellon Corp.
780,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	785,650
2,235,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	2,244,217
1,495,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	1,499,613
2,470,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	2,607,666
	Barclays PLC
2,215,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(6)	2,190,137
1,075,000	5.34%, 09/10/2035, (5.34% fixed rate until 09/10/2034; 6 mo. USD SOFR + 1.91% thereafter)(6)	1,053,307
2,075,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,111,883
	BPCE SA
390,000	4.63%, 09/12/2028(1)	382,299
1,025,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	1,040,125
1,585,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	1,612,619
4,140,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	4,252,930
5,255,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	5,526,132
2,115,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	2,307,121
1,515,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	1,525,187
	Citizens Financial Group, Inc.
2,025,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	2,044,175
2,845,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	2,905,316
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	608,349
The accompanying notes are an integral part of these financial statements.

118

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 720,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	$729,454
3,295,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	3,410,154
	Danske Bank AS
1,435,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	1,391,472
995,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	1,015,209
	Deutsche Bank AG
790,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	747,473
1,230,000	5.40%, 09/11/2035, (5.40% fixed rate until 09/11/2034; 6 mo. USD SOFR + 2.05% thereafter)(6)	1,194,149
1,160,000	5.41%, 05/10/2029	1,177,387
	Goldman Sachs Group, Inc.
385,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	321,152
2,215,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,867,098
4,755,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	4,093,434
470,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	453,082
2,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(6)	2,482,115
1,385,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	1,352,322
2,955,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	2,961,824
2,470,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	2,539,475
	HSBC Holdings PLC
2,300,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	2,071,304
2,125,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	2,089,570
4,015,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	4,046,857
4,070,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	4,171,558
860,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	875,375
2,040,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	2,346,811
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Commercial Banks - 5.9% - (continued)
	JP Morgan Chase & Co.
$ 25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(6)	$23,517
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,761,848
2,255,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,953,914
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	794,021
740,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	732,465
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	2,788,493
3,255,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(6)	3,232,003
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	961,334
560,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(6)	548,895
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	2,974,527
3,810,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(6)	3,831,296
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,582,778
6,930,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	6,989,731
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	3,015,760
1,195,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,225,561
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,814,976
2,480,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	2,669,785
2,425,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	2,402,613
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	2,676,561
	Morgan Stanley
$ 4,035,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	3,325,762
2,250,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,858,744
The accompanying notes are an integral part of these financial statements.

119

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	$2,594,625
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	769,574
3,515,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	3,608,337
5,210,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	5,486,189
	OTP Bank Nyrt
EUR 2,640,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	2,908,044
$ 1,525,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	1,576,728
2,350,000	PNC Financial Services Group, Inc. 4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(6)	2,303,967
6,880,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	6,959,462
	Standard Chartered PLC
1,370,000	5.01%, 10/15/2030, (5.01% fixed rate until 10/15/2029; 1 yr. USD CMT + 1.15% thereafter)(1)(6)	1,353,741
220,000	5.91%, 05/14/2035, (5.91% fixed rate until 05/14/2034; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	225,538
1,365,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	1,459,165
1,415,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	1,518,849
	UBS Group AG
1,265,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	1,056,958
1,765,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	1,556,079
420,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	401,029
2,370,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	2,474,661
1,885,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	1,956,899
5,175,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	5,558,328
	Wells Fargo & Co.
7,150,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	6,481,930
8,973,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	7,972,831
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Commercial Banks - 5.9% - (continued)
$ 2,680,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	$2,629,635
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	151,020
2,105,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	2,134,957
4,230,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	4,319,696
1,628,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,706,041
		240,851,529
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
1,550,000	4.00%, 05/01/2028(1)	1,493,479
3,790,000	4.38%, 08/15/2027(1)	3,733,940
635,000	5.80%, 04/15/2034(1)	643,442
	Block, Inc.
2,695,000	3.50%, 06/01/2031	2,388,991
6,210,000	6.50%, 05/15/2032(1)	6,320,321
	Howard University
2,000,000	2.70%, 10/01/2029	1,784,560
1,205,000	3.48%, 10/01/2041	897,925
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,243,331
4,657,000	5.13%, 06/01/2029	4,569,197
1,620,000	5.75%, 10/15/2032	1,591,373
		29,666,559
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,671,716
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	555,577
4,965,000	4.38%, 07/15/2030(1)	4,562,626
465,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	470,179
		10,260,098
	Diversified Financial Services - 0.4%
	Capital One Financial Corp.
410,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	386,533
830,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	769,598
1,140,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	1,140,094
745,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	753,898
380,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	394,670
5,485,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	6,095,123
The accompanying notes are an integral part of these financial statements.

120

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 2,293,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	$2,634,625
	Nomura Holdings, Inc.
1,000,000	2.61%, 07/14/2031	850,038
1,010,000	5.78%, 07/03/2034	1,029,464
390,000	Synchrony Financial 5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(6)(8)	396,162
		14,450,205
	Electric - 2.9%
1,228,000	AES Corp. 3.30%, 07/15/2025(1)	1,211,015
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,785,480
310,000	4.15%, 08/15/2044	261,269
1,510,000	Ameren Corp. 5.00%, 01/15/2029	1,517,665
2,975,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)	3,113,852
	Arizona Public Service Co.
815,000	5.55%, 08/01/2033	825,598
645,000	6.35%, 12/15/2032	692,411
1,810,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	1,865,048
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,429,383
2,045,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	1,398,441
	Dominion Energy, Inc.
1,012,000	3.38%, 04/01/2030	937,161
115,000	6.30%, 03/15/2033	123,190
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,373,883
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,217,974
2,000,000	2.65%, 09/01/2026	1,930,073
1,095,000	3.75%, 09/01/2046	823,057
1,840,000	4.50%, 08/15/2032	1,768,436
565,000	5.00%, 08/15/2052	510,009
750,000	5.45%, 06/15/2034	758,748
1,375,000	5.80%, 06/15/2054	1,378,409
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	329,184
1,215,000	3.25%, 10/01/2049	849,037
1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	1,099,861
	Duke Energy Progress LLC
1,320,000	4.00%, 04/01/2052	1,050,468
1,035,000	4.38%, 03/30/2044	898,507
	Edison International
590,000	4.13%, 03/15/2028	576,186
3,045,000	5.25%, 11/15/2028	3,067,247
1,460,000	5.25%, 03/15/2032	1,459,036
6,200,000	6.95%, 11/15/2029	6,703,355
2,115,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(6)	2,218,950
1,287,000	Emera, Inc. 6.75%, 06/15/2076	1,288,587
3,875,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,886,733
1,380,000	Evergy, Inc. 2.90%, 09/15/2029(8)	1,258,761
	Eversource Energy
4,735,000	5.13%, 05/15/2033	4,671,361
1,285,000	5.50%, 01/01/2034	1,294,023
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Electric - 2.9% - (continued)
	Georgia Power Co.
$ 410,000	4.30%, 03/15/2042	$357,403
465,000	4.70%, 05/15/2032	460,313
390,000	5.25%, 03/15/2034	396,146
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,138,705
1,055,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	1,087,740
	NextEra Energy Capital Holdings, Inc.
1,755,000	1.88%, 01/15/2027	1,651,365
2,645,000	2.25%, 06/01/2030	2,303,209
2,160,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	2,145,751
1,390,000	NSTAR Electric Co. 5.40%, 06/01/2034	1,420,269
270,000	Oglethorpe Power Corp. 5.80%, 06/01/2054(1)	274,829
1,570,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	1,588,958
	Pacific Gas & Electric Co.
4,175,000	2.50%, 02/01/2031	3,581,575
2,335,000	4.55%, 07/01/2030	2,266,767
200,000	5.25%, 03/01/2052	182,799
333,000	5.45%, 06/15/2027	337,598
1,675,000	5.90%, 06/15/2032	1,733,257
4,730,000	6.10%, 01/15/2029	4,911,322
2,780,000	6.15%, 01/15/2033	2,908,988
2,850,000	6.40%, 06/15/2033	3,032,993
1,355,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	1,375,743
	Public Service Enterprise Group, Inc.
840,000	5.45%, 04/01/2034	849,504
895,000	6.13%, 10/15/2033	947,364
	Puget Energy, Inc.
4,015,000	2.38%, 06/15/2028	3,649,944
1,925,000	3.65%, 05/15/2025	1,907,969
400,000	4.10%, 06/15/2030	375,142
1,392,000	4.22%, 03/15/2032	1,276,265
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	584,698
1,215,000	5.75%, 04/15/2054	1,243,552
1,020,000	5.88%, 12/01/2053	1,055,476
835,000	5.95%, 11/01/2032	883,546
	Southern Co.
2,730,000	4.85%, 03/15/2035	2,655,373
3,345,000	5.20%, 06/15/2033	3,358,775
370,000	Union Electric Co. 4.00%, 04/01/2048	298,675
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	389,433
2,380,000	5.00%, 04/01/2033	2,363,687
2,675,000	5.00%, 01/15/2034	2,651,405
1,165,000	5.05%, 08/15/2034	1,157,541
1,005,000	5.35%, 01/15/2054	984,283
425,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	430,502
1,475,000	Xcel Energy, Inc. 4.60%, 06/01/2032	1,415,842
		118,207,104
	Engineering & Construction - 0.3%
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,454,034
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,234,345
	International Airport Finance SA
3,355,864	12.00%, 03/15/2033(1)	3,579,253
584,031	12.00%, 03/15/2033(7)	622,909
		10,890,541
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
1,420,000	4.05%, 03/15/2029	1,326,580
The accompanying notes are an integral part of these financial statements.

121

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Entertainment - 0.6% - (continued)
$ 4,770,000	4.28%, 03/15/2032	$4,180,109
1,335,000	5.05%, 03/15/2042	1,065,386
10,945,000	5.14%, 03/15/2052	8,243,988
660,000	5.39%, 03/15/2062	493,706
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)(8)	994,252
1,690,000	3.75%, 12/01/2029(1)	1,565,021
6,310,000	3.88%, 07/15/2030(1)	5,810,264
		23,679,306
	Environmental Control - 0.3%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,528,687
	Republic Services, Inc.
505,000	1.45%, 02/15/2031	413,947
1,245,000	5.20%, 11/15/2034	1,259,333
2,005,000	Veralto Corp. 5.35%, 09/18/2028	2,042,072
2,415,000	Waste Management, Inc. 4.95%, 03/15/2035	2,397,161
		13,641,200
	Equity Fund - 0.1%
3,795,000	Brookfield Finance, Inc. 5.68%, 01/15/2035	3,869,295
	Food - 0.3%
1,970,000	Cencosud SA 5.95%, 05/28/2031(1)	1,994,576
1,933,000	Conagra Brands, Inc. 4.85%, 11/01/2028	1,927,584
3,785,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	3,203,477
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,760,418
	Tyson Foods, Inc.
305,000	5.40%, 03/15/2029	310,178
825,000	5.70%, 03/15/2034	840,896
		11,037,129
	Gas - 0.2%
385,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	395,908
	NiSource, Inc.
345,000	3.49%, 05/15/2027	335,782
870,000	5.35%, 04/01/2034	872,704
1,645,000	5.40%, 06/30/2033	1,662,333
	Southern California Gas Co.
2,145,000	5.20%, 06/01/2033	2,175,411
3,965,000	5.60%, 04/01/2054	4,012,305
		9,454,443
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
1,910,000	6.05%, 04/15/2028	1,955,710
1,420,000	6.30%, 02/15/2030	1,470,469
		3,426,179
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,050,469
540,000	3.00%, 09/23/2029(1)	499,351
745,000	5.38%, 12/06/2032(1)	758,594
805,000	5.75%, 12/06/2052(1)	836,901
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,675,064
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	4,054,825
975,000	Smith & Nephew PLC 5.40%, 03/20/2034	979,727
	Solventum Corp.
3,030,000	5.40%, 03/01/2029(1)	3,068,577
835,000	5.45%, 03/13/2031(1)	842,015
		17,765,523
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Healthcare - Services - 0.9%
	Centene Corp.
$ 2,555,000	2.45%, 07/15/2028	$2,299,794
75,000	4.25%, 12/15/2027	72,545
8,035,000	4.63%, 12/15/2029	7,678,350
2,725,000	Cigna Group 5.00%, 05/15/2029	2,738,988
520,000	CommonSpirit Health 3.35%, 10/01/2029	483,727
	Elevance Health, Inc.
1,805,000	4.50%, 10/30/2026	1,802,290
3,090,000	4.95%, 11/01/2031	3,068,089
	HCA, Inc.
3,130,000	3.38%, 03/15/2029	2,934,606
590,000	5.45%, 04/01/2031	596,584
850,000	5.45%, 09/15/2034	843,966
2,335,000	5.60%, 04/01/2034	2,347,465
	Icon Investments Six DAC
720,000	5.81%, 05/08/2027	734,317
225,000	6.00%, 05/08/2034	230,484
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	442,948
1,380,000	3.00%, 06/01/2051	940,987
	UnitedHealth Group, Inc.
1,270,000	2.75%, 05/15/2040	921,569
590,000	3.50%, 08/15/2039	483,343
2,000,000	4.95%, 01/15/2032	2,004,602
385,000	4.95%, 05/15/2062	350,162
650,000	5.35%, 02/15/2033	667,512
2,890,000	5.38%, 04/15/2054	2,841,056
2,205,000	5.75%, 07/15/2064	2,247,225
865,000	6.05%, 02/15/2063	918,712
		37,649,321
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,441,076
3,847,000	5.75%, 01/15/2028(1)	3,847,537
		6,288,613
	Household Products - 0.0%
1,710,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	1,616,023
	Insurance - 0.8%
955,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	967,461
3,305,000	Aon North America, Inc. 5.45%, 03/01/2034	3,355,136
	Athene Global Funding
590,000	2.50%, 03/24/2028(1)	541,640
3,495,000	2.65%, 10/04/2031(1)	2,955,458
1,980,000	2.72%, 01/07/2029(1)	1,796,807
4,135,000	4.72%, 10/08/2029(1)	4,059,751
885,000	Athene Holding Ltd. 5.88%, 01/15/2034	901,057
	Corebridge Financial, Inc.
385,000	3.85%, 04/05/2029	367,897
1,200,000	5.75%, 01/15/2034	1,228,459
3,035,000	Corebridge Global Funding 5.20%, 06/24/2029(1)	3,056,201
2,730,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	2,466,354
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,241,038
1,120,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,137,159
2,510,000	Jackson National Life Global Funding 4.60%, 10/01/2029(1)	2,458,090
1,290,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,221,462
The accompanying notes are an integral part of these financial statements.

122

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Insurance - 0.8% - (continued)
$ 4,725,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	$4,002,566
1,160,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	1,182,352
		33,938,888
	Internet - 0.4%
	Gen Digital, Inc.
4,065,000	5.00%, 04/15/2025(1)	4,053,841
3,970,000	6.75%, 09/30/2027(1)	4,038,185
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	987,494
6,567,000	5.25%, 12/01/2027(1)	6,490,301
755,000	Uber Technologies, Inc. 4.80%, 09/15/2034	731,907
		16,301,728
	Investment Company Security - 0.0%
1,125,000	New Mountain Finance Corp. 6.88%, 02/01/2029	1,122,483
	IT Services - 0.3%
1,786,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	1,712,029
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,894,164
1,955,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	1,897,138
6,356,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	6,497,841
		14,001,172
	Lodging - 0.0%
1,595,000	Las Vegas Sands Corp. 6.20%, 08/15/2034	1,625,701
	Machinery-Diversified - 0.1%
	AGCO Corp.
385,000	5.45%, 03/21/2027	389,227
520,000	5.80%, 03/21/2034(8)	528,891
2,195,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,957,958
		2,876,076
	Media - 1.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital
870,000	2.25%, 01/15/2029	764,139
248,000	3.50%, 03/01/2042	167,609
1,630,000	3.75%, 02/15/2028	1,553,512
355,000	3.85%, 04/01/2061	213,220
575,000	5.05%, 03/30/2029	564,346
1,762,000	6.48%, 10/23/2045	1,664,692
5,720,000	6.55%, 06/01/2034	5,826,969
1,560,000	6.83%, 10/23/2055	1,514,867
	Comcast Corp.
2,995,000	2.89%, 11/01/2051	1,901,157
1,901,000	2.94%, 11/01/2056	1,174,592
295,000	3.20%, 07/15/2036	243,193
1,185,000	5.65%, 06/01/2054	1,202,235
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,752,451
3,490,000	5.45%, 09/01/2034(1)	3,401,684
	Discovery Communications LLC
281,000	4.13%, 05/15/2029	261,409
655,000	6.35%, 06/01/2040	613,577
	Paramount Global
885,000	4.20%, 05/19/2032	771,222
1,985,000	4.38%, 03/15/2043	1,430,487
1,005,000	4.95%, 01/15/2031	933,649
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Media - 1.0% - (continued)
$ 310,000	4.95%, 05/19/2050	$231,120
2,025,000	5.25%, 04/01/2044	1,569,322
1,610,000	5.85%, 09/01/2043	1,370,187
470,000	6.88%, 04/30/2036	468,809
	Sirius XM Radio, Inc.
2,440,000	4.00%, 07/15/2028(1)	2,279,617
5,995,000	4.13%, 07/01/2030(1)	5,363,500
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,751,116
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	1,855,091
		40,843,772
	Mining - 0.4%
1,810,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	1,850,304
	Glencore Funding LLC
2,675,000	5.37%, 04/04/2029(1)	2,712,997
5,214,000	5.63%, 04/04/2034(1)	5,294,733
3,860,000	6.38%, 10/06/2030(1)	4,100,580
1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	2,124,033
		16,082,647
	Oil & Gas - 1.7%
	Aker BP ASA
340,000	5.13%, 10/01/2034(1)	325,413
2,535,000	5.80%, 10/01/2054(1)	2,374,524
1,415,000	6.00%, 06/13/2033(1)	1,445,413
	BP Capital Markets America, Inc.
651,000	2.94%, 06/04/2051	418,922
2,635,000	4.81%, 02/13/2033	2,580,861
1,965,000	4.89%, 09/11/2033	1,931,852
3,110,000	4.99%, 04/10/2034	3,072,547
	ConocoPhillips Co.
1,473,000	3.80%, 03/15/2052	1,119,780
235,000	4.03%, 03/15/2062	178,431
1,200,000	5.30%, 05/15/2053	1,156,544
300,000	5.55%, 03/15/2054	299,445
2,030,000	5.70%, 09/15/2063	2,048,983
	Diamondback Energy, Inc.
540,000	5.75%, 04/18/2054	524,518
1,005,000	5.90%, 04/18/2064	973,354
635,000	6.25%, 03/15/2053	656,171
	Ecopetrol SA
4,129,000	4.63%, 11/02/2031	3,404,562
3,500,000	7.75%, 02/01/2032	3,412,450
6,465,000	8.38%, 01/19/2036	6,318,591
	Energean Israel Finance Ltd.
2,195,000	5.88%, 03/30/2031(7)	1,873,213
1,905,000	8.50%, 09/30/2033(7)	1,811,487
	Eni SpA
3,650,000	5.50%, 05/15/2034(1)	3,670,103
1,515,000	5.95%, 05/15/2054(1)	1,504,787
890,000	Equinor ASA 3.63%, 04/06/2040	735,446
	Hess Corp.
3,989,000	7.13%, 03/15/2033	4,469,163
1,325,000	7.30%, 08/15/2031	1,482,192
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	2,864,639
1,365,000	Ovintiv, Inc. 6.63%, 08/15/2037	1,422,398
	Patterson-UTI Energy, Inc.
290,000	5.15%, 11/15/2029	284,053
1,095,000	7.15%, 10/01/2033	1,158,154
	Phillips 66 Co.
2,615,000	5.25%, 06/15/2031	2,637,371
520,000	5.30%, 06/30/2033	520,826
	Saudi Arabian Oil Co.
985,000	5.25%, 07/17/2034(1)	985,767
1,530,000	5.88%, 07/17/2064(1)	1,472,625
The accompanying notes are an integral part of these financial statements.

123

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Oil & Gas - 1.7% - (continued)
$ 1,035,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	$728,620
	Shell International Finance BV
1,045,000	2.88%, 11/26/2041	769,395
955,000	3.00%, 11/26/2051	633,297
	TotalEnergies Capital SA
1,465,000	4.72%, 09/10/2034	1,430,113
175,000	5.28%, 09/10/2054	167,937
2,920,000	5.43%, 09/10/2064	2,810,675
2,635,000	5.64%, 04/05/2064	2,625,730
3,306,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	3,268,441
		71,568,793
	Packaging & Containers - 0.3%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,928,416
	Pharmaceuticals - 0.2%
	AbbVie, Inc.
1,010,000	4.95%, 03/15/2031	1,020,383
450,000	5.40%, 03/15/2054	453,404
1,525,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,590,495
1,320,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	1,335,215
	CVS Health Corp.
485,000	1.75%, 08/21/2030	399,813
2,205,000	2.70%, 08/21/2040	1,468,382
1,105,000	4.13%, 04/01/2040	892,412
1,550,000	5.05%, 03/25/2048	1,337,228
	Eli Lilly & Co.
755,000	4.20%, 08/14/2029	746,247
515,000	4.60%, 08/14/2034	503,375
95,000	5.05%, 08/14/2054	92,213
		9,839,167
	Pipelines - 1.1%
	Columbia Pipelines Holding Co. LLC
688,000	5.10%, 10/01/2031(1)	672,694
355,000	5.68%, 01/15/2034(1)	354,216
2,375,000	6.04%, 08/15/2028(1)	2,444,731
	Columbia Pipelines Operating Co. LLC
1,445,000	5.93%, 08/15/2030(1)	1,501,606
1,365,000	6.04%, 11/15/2033(1)	1,413,540
2,795,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	2,420,548
	Enbridge, Inc.
3,610,000	5.63%, 04/05/2034	3,670,991
1,150,000	5.70%, 03/08/2033	1,179,284
	Energy Transfer LP
1,270,000	5.25%, 07/01/2029	1,282,608
2,232,000	6.40%, 12/01/2030	2,366,324
895,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	611,169
	EQM Midstream Partners LP
135,000	5.50%, 07/15/2028	133,992
145,000	6.50%, 07/01/2027(1)	148,317
	Galaxy Pipeline Assets Bidco Ltd.
1,672,466	2.16%, 03/31/2034(1)	1,449,435
1,260,000	2.63%, 03/31/2036(1)	1,043,388
318,508	2.94%, 09/30/2040(1)	257,639
	Greensaif Pipelines Bidco SARL
2,085,000	5.85%, 02/23/2036(1)	2,087,116
1,550,000	6.13%, 02/23/2038(1)	1,586,977
2,550,000	6.51%, 02/23/2042(1)	2,647,138
3,880,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	3,944,385
3,090,000	MPLX LP 5.50%, 06/01/2034	3,083,817
	ONEOK, Inc.
1,005,000	4.40%, 10/15/2029	978,977
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Pipelines - 1.1% - (continued)
$ 1,395,000	4.75%, 10/15/2031	$1,362,238
780,000	5.05%, 11/01/2034	756,820
1,860,000	5.85%, 11/01/2064	1,794,700
775,000	6.10%, 11/15/2032	815,733
135,000	7.15%, 01/15/2051	150,819
460,000	Targa Resources Corp. 6.13%, 03/15/2033	480,671
920,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	843,031
	Whistler Pipeline LLC
480,000	5.40%, 09/30/2029(1)	482,100
1,380,000	5.70%, 09/30/2031(1)	1,393,359
720,000	5.95%, 09/30/2034(1)	726,927
		44,085,290
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
1,100,000	2.70%, 04/15/2031	958,785
1,585,000	3.80%, 08/15/2029	1,507,186
950,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	1,029,557
1,180,000	Cousins Properties LP 5.88%, 10/01/2034	1,190,392
	Crown Castle, Inc.
210,000	3.80%, 02/15/2028	202,924
3,955,000	4.80%, 09/01/2028	3,933,384
1,460,000	5.00%, 01/11/2028	1,462,696
1,375,000	5.60%, 06/01/2029	1,409,426
1,095,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	1,090,646
835,000	NNN, Inc. 5.50%, 06/15/2034	845,042
2,310,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	2,382,796
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,234,861
1,411,000	VICI Properties LP 4.95%, 02/15/2030(8)	1,385,312
		19,633,007
	Retail - 0.3%
	AutoZone, Inc.
590,000	4.75%, 08/01/2032	575,984
865,000	4.75%, 02/01/2033	841,654
925,000	5.40%, 07/15/2034	930,558
1,595,000	6.55%, 11/01/2033	1,735,112
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,293,581
3,955,000	5.63%, 01/01/2030(1)	3,839,622
400,000	Home Depot, Inc. 5.30%, 06/25/2054	397,401
415,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	405,999
		13,019,911
	Semiconductors - 0.5%
	Broadcom, Inc.
3,210,000	4.15%, 02/15/2028	3,153,654
950,000	5.05%, 07/12/2029	958,106
8,285,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	8,424,022
	Intel Corp.
450,000	3.10%, 02/15/2060	257,229
430,000	3.25%, 11/15/2049	274,559
2,505,000	3.73%, 12/08/2047	1,741,984
505,000	4.75%, 03/25/2050	413,252
1,445,000	5.15%, 02/21/2034(8)	1,411,746
915,000	5.70%, 02/10/2053	855,134
885,000	5.90%, 02/10/2063	840,462
1,500,000	Marvell Technology, Inc. 2.45%, 04/15/2028	1,382,363
The accompanying notes are an integral part of these financial statements.

124

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 23.8% - (continued)
	Semiconductors - 0.5% - (continued)
$ 40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	$38,469
2,120,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,843,829
		21,594,809
	Software - 0.8%
1,135,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	1,153,341
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,611,499
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,596,438
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	413,859
8,750,000	3.88%, 12/01/2029(1)	7,982,688
1,675,000	6.90%, 12/01/2027(1)	1,741,427
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	278,412
	Oracle Corp.
820,000	2.30%, 03/25/2028	758,719
880,000	2.88%, 03/25/2031	779,290
690,000	2.95%, 04/01/2030	626,043
4,160,000	3.85%, 04/01/2060	2,950,464
40,000	4.00%, 07/15/2046	31,491
310,000	4.10%, 03/25/2061	231,094
7,900,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	7,868,602
		33,023,367
	Telecommunications - 0.4%
	AT&T, Inc.
450,000	2.55%, 12/01/2033	366,053
951,000	3.55%, 09/15/2055	660,130
912,000	3.65%, 09/15/2059	625,803
1,194,000	3.80%, 12/01/2057	857,443
	Cisco Systems, Inc.
1,575,000	4.95%, 02/26/2031	1,595,651
1,260,000	5.35%, 02/26/2064	1,264,528
3,285,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(9)	3,280,993
	T-Mobile USA, Inc.
1,940,000	3.88%, 04/15/2030	1,842,459
2,045,000	4.70%, 01/15/2035	1,969,941
1,205,000	5.05%, 07/15/2033	1,199,789
755,000	5.75%, 01/15/2034	786,533
		14,449,323
	Transportation - 0.0%
1,265,000	Ryder System, Inc. 4.90%, 12/01/2029	1,262,319
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,825,000
2,650,000	4.00%, 07/15/2025(1)	2,629,992
840,000	5.35%, 03/30/2029(1)	849,873
720,000	6.05%, 08/01/2028(1)	745,118
		6,049,983
	Total Corporate Bonds (cost $992,006,781)	$979,243,573
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
	Bermuda - 0.1%
	Bermuda Government International Bonds
980,000	2.38%, 08/20/2030(1)	$840,840
3,010,000	5.00%, 07/15/2032(1)	2,934,750
		3,775,590
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.7% - (continued)
	Brazil - 0.3%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	$10,513,861
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,810,000	1.38%, 09/23/2050(7)	1,178,442
2,585,000	4.88%, 05/13/2036(7)	3,085,987
		4,264,429
	Chile - 0.0%
2,245,000	Chile Government International Bonds 1.25%, 01/22/2051	1,367,886
	Colombia - 0.2%
	Colombia Government International Bonds
$ 3,900,000	5.00%, 06/15/2045	2,664,635
1,675,000	5.20%, 05/15/2049	1,140,765
3,560,000	7.75%, 11/07/2036	3,496,914
1,760,000	8.38%, 11/07/2054	1,711,962
		9,014,276
	Costa Rica - 0.1%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,070,223
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(7)	6,484,424
$ 3,335,000	6.13%, 05/22/2028(1)	3,430,781
		9,915,205
	Indonesia - 0.1%
EUR 5,720,000	Indonesia Government International Bonds 1.10%, 03/12/2033	5,099,649
	Israel - 0.1%
	Israel Government International Bonds
$ 1,390,000	5.75%, 03/12/2054	1,270,470
635,000	6.50%, 11/06/2031(7)	660,971
		1,931,441
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	2,711,807
	Mexico - 0.4%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	763,455
11,930,000	6.00%, 05/07/2036	11,574,073
3,070,000	6.34%, 05/04/2053	2,848,776
1,075,000	6.35%, 02/09/2035	1,078,545
1,355,000	6.40%, 05/07/2054	1,270,253
		17,535,102
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 3,645,000	2.75%, 01/18/2025(7)	3,945,024
3,615,000	3.68%, 06/03/2026(1)	3,868,553
		7,813,577
	Panama - 0.0%
	Panama Government International Bonds
$ 299,000	4.50%, 04/16/2050	198,258
301,000	6.85%, 03/28/2054	276,989
655,000	6.88%, 01/31/2036	644,568
		1,119,815
	Peru - 0.1%
	Peru Government International Bonds
945,000	3.00%, 01/15/2034	776,501
The accompanying notes are an integral part of these financial statements.

125

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.7% - (continued)
	Peru - 0.1% - (continued)
$ 2,985,000	5.38%, 02/08/2035	$2,936,754
1,880,000	5.88%, 08/08/2054	1,856,583
		5,569,838
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,357,524
1,120,000	1.75%, 04/28/2041	883,253
		5,240,777
	Poland - 0.0%
$ 1,180,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	1,172,594
	Romania - 0.4%
	Romania Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	3,616,719
11,590,000	2.75%, 04/14/2041(7)	8,321,100
$ 4,892,000	5.88%, 01/30/2029(1)	4,920,173
		16,857,992
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
EUR 1,750,000	2.00%, 07/09/2039(7)	1,472,162
$ 2,625,000	5.75%, 01/16/2054(1)	2,544,649
		4,016,811
	Total Foreign Government Obligations (cost $126,383,279)	$109,990,873
MUNICIPAL BONDS - 0.8%
	Build America Bonds - 0.0%
210,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	$212,729
	Development - 0.1%
4,630,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	4,463,893
	General - 0.4%
965,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	836,179
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,625,960
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,679,924
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025(8)	5,444,813
		17,586,876
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,094,005
2,965,000	6.32%, 11/01/2029	2,996,699
		4,090,704
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,630,867
460,000	5.18%, 11/15/2049	408,666
		3,039,533
	Utilities - 0.1%
3,851,293	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	3,909,015
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	Utility - Electric - 0.0%
$ 1,269,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	$1,409,034
	Total Municipal Bonds (cost $35,830,967)	$34,711,784
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
339,305	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$1,697
	Total Senior Floating Rate Interests (cost $339,304)	$1,697
U.S. GOVERNMENT AGENCIES - 39.9%
	Mortgage-Backed Agencies - 39.9%
	Federal Home Loan Mortgage Corp. - 9.3%
31,294	0.00%, 11/15/2036(13)(14)	$25,696
6,662,309	0.27%, 01/25/2027(3)(5)	36,957
19,054,160	0.28%, 05/25/2034(3)(5)	485,022
10,215,619	0.37%, 12/25/2033(3)(5)	307,443
10,058,172	0.48%, 01/25/2034(3)(5)	309,749
20,165,748	0.59%, 03/25/2027(3)(5)	243,814
5,142,930	0.62%, 10/25/2026(3)(5)	52,910
23,988,920	0.72%, 12/25/2030(3)(5)	855,385
11,746,768	0.74%, 06/25/2027(3)(5)	181,375
5,685,565	0.88%, 11/25/2030(3)(5)	238,682
3,008,765	1.00%, 02/25/2051	2,542,534
10,271,891	1.02%, 10/25/2030(3)(5)	484,364
11,441,292	1.11%, 01/25/2030(3)(5)	531,477
16,951,790	1.11%, 06/25/2030(3)(5)	864,535
12,305,021	1.43%, 05/25/2030(3)(5)	792,025
945,658	1.50%, 10/01/2051	715,564
2,470,399	1.50%, 11/01/2051	1,865,681
7,691,792	1.57%, 05/25/2030(3)(5)	536,898
572,931	1.75%, 10/15/2042	489,263
2,329,481	2.00%, 05/01/2036	2,087,774
948,060	2.00%, 06/01/2036	849,676
175,421	2.00%, 12/01/2036	156,772
37,465	2.00%, 01/01/2037	33,384
451,334	2.00%, 12/01/2040	381,645
2,750,609	2.00%, 05/01/2041	2,317,690
3,103,805	2.00%, 12/01/2041	2,604,160
823,148	2.00%, 07/25/2050	708,890
2,620,585	2.00%, 10/01/2050	2,095,889
2,243,215	2.00%, 02/01/2051	1,811,920
12,056,707	2.00%, 03/01/2051	9,649,224
6,513,812	2.00%, 04/01/2051	5,198,646
2,502,209	2.00%, 05/01/2051	2,021,133
1,037,342	2.00%, 08/01/2051	829,908
1,047,169	2.00%, 11/01/2051	841,917
4,111,827	2.00%, 04/01/2052	3,317,287
6,076,996	2.00%, 06/15/2052(5)	789,581
188,312	2.50%, 03/15/2028(5)	5,123
143,651	2.50%, 05/15/2028(5)	4,253
1,361,945	2.50%, 05/01/2050	1,147,554
1,639,181	2.50%, 06/01/2050	1,375,806
4,677,614	2.50%, 06/25/2050(5)	668,294
10,023,254	2.50%, 07/01/2050	8,419,899
2,767,659	2.50%, 09/01/2050	2,325,812
517,967	2.50%, 10/01/2050	436,058
3,078,673	2.50%, 11/01/2050	2,576,203
5,052,993	2.50%, 01/25/2051(5)	783,082
934,993	2.50%, 02/01/2051	785,196
2,365,768	2.50%, 03/01/2051	1,967,332
1,109,732	2.50%, 05/01/2051	928,601
1,431,150	2.50%, 07/01/2051	1,198,301
948,007	2.50%, 08/01/2051	792,039
The accompanying notes are an integral part of these financial statements.

126

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal Home Loan Mortgage Corp. - 9.3% - (continued)
$ 1,704,220	2.50%, 10/01/2051	$1,424,199
9,857,231	2.50%, 03/15/2052(5)	1,510,545
2,890,139	2.50%, 03/25/2052	2,526,005
5,843,343	2.50%, 04/01/2052	4,881,122
6,531,939	2.50%, 08/25/2052(5)	980,393
1,215,723	2.75%, 12/15/2041	1,126,152
218,420	3.00%, 03/15/2028(5)	7,208
219,160	3.00%, 08/01/2029	212,961
74,187	3.00%, 05/15/2032(5)	835
2,637,034	3.00%, 10/01/2032	2,521,356
227,834	3.00%, 03/15/2033(5)	17,322
1,083,780	3.00%, 04/01/2033	1,036,274
1,295,348	3.00%, 11/01/2036	1,207,188
1,317,422	3.00%, 01/01/2037	1,227,355
302,000	3.00%, 04/15/2042	269,160
3,154,612	3.00%, 11/01/2046	2,779,546
6,637,885	3.00%, 12/01/2046	5,842,035
5,751,782	3.00%, 12/25/2049(5)	985,390
1,112,063	3.00%, 07/01/2050	973,980
460,572	3.00%, 08/01/2051	400,852
3,252,174	3.00%, 10/01/2051	2,830,965
1,236,821	3.00%, 01/01/2052	1,081,043
1,592,115	3.00%, 05/01/2052	1,385,271
995,000	3.12%, 10/25/2031(3)	903,325
322,618	3.25%, 11/15/2041	295,987
41,914	3.50%, 09/15/2026(5)	917
29,830	3.50%, 03/15/2027(5)	352
3,401,346	3.50%, 01/15/2033(5)	304,176
574,513	3.50%, 08/01/2034	551,938
371,777	3.50%, 03/15/2041(5)	11,273
1,516,145	3.50%, 01/15/2043(5)	244,546
1,994,070	3.50%, 05/15/2043	1,798,098
3,980,271	3.50%, 08/15/2045	3,702,197
701,936	3.50%, 10/15/2045	635,061
217,591	3.50%, 06/01/2046	198,104
1,627,247	3.50%, 12/15/2046	1,484,015
1,088,950	3.50%, 10/01/2047	988,738
546,489	3.50%, 12/01/2047	495,562
1,616,523	3.50%, 01/01/2048	1,467,737
1,071,299	3.50%, 03/01/2048	976,967
86,228	3.50%, 04/01/2048	78,495
378,813	3.50%, 05/01/2048	343,940
835,108	3.50%, 12/01/2048	757,251
68,844	4.00%, 08/01/2025	68,499
17,892	4.00%, 08/15/2026(5)	177
44,426	4.00%, 07/15/2027(5)	837
137,327	4.00%, 03/15/2028(5)	2,403
47,936	4.00%, 06/15/2028(5)	1,106
281,141	4.00%, 07/15/2030(5)	16,942
1,354,413	4.00%, 05/25/2040(5)	194,972
1,888,650	4.00%, 09/15/2041	1,810,856
619,108	4.00%, 05/01/2042	590,578
189,378	4.00%, 08/01/2042	179,793
248,666	4.00%, 09/01/2042	236,081
70,084	4.00%, 07/01/2044	66,315
3,776,445	4.00%, 03/25/2045(5)	651,084
240,052	4.00%, 02/01/2046	226,018
219,397	4.00%, 04/01/2047	207,385
667,544	4.00%, 11/01/2047	627,756
105,687	4.00%, 09/01/2048	99,110
3,794,832	4.00%, 04/01/2049	3,551,342
806,666	4.00%, 05/01/2049	758,500
2,882,492	4.00%, 07/01/2049	2,710,227
151,832	4.50%, 02/01/2039	148,368
1,125,239	4.50%, 05/01/2042	1,101,987
299,156	4.50%, 07/01/2042	292,972
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal Home Loan Mortgage Corp. - 9.3% - (continued)
$ 179,998	4.50%, 09/01/2044	$174,002
2,985,648	4.50%, 03/01/2053	2,839,344
2,944,939	4.50%, 07/01/2053	2,796,832
4,956,738	4.50%, 05/01/2054	4,707,453
2,960,000	4.50%, 07/01/2054	2,811,135
572,621	4.75%, 07/15/2039	569,711
343,237	5.00%, 09/15/2033(5)	48,821
64,825	5.00%, 04/01/2038	65,086
168,309	5.00%, 08/01/2039	168,987
58,347	5.00%, 09/01/2039	57,923
156,015	5.00%, 01/01/2040	155,681
56,417	5.00%, 08/01/2040	56,454
2,506	5.00%, 02/01/2041	2,516
74,724	5.00%, 07/01/2041	75,024
113,310	5.00%, 04/01/2044	113,765
3,103,062	5.00%, 03/15/2045(5)	655,009
50,021	5.00%, 03/01/2047	49,470
19,249	5.00%, 11/01/2047	19,205
514,399	5.00%, 02/15/2048(5)	105,590
2,501,375	5.00%, 08/01/2052	2,434,259
19,128,164	5.00%, 09/01/2052	18,623,583
1,015,855	5.00%, 10/01/2052	988,319
979,056	5.00%, 11/01/2052	951,990
1,047,712	5.00%, 01/01/2053	1,019,426
1,680,810	5.00%, 04/01/2053	1,642,691
26,450,000	5.00%, 11/01/2054	25,711,263
3,901,000	5.36%, 01/25/2029(3)	4,007,070
14,308	5.50%, 08/15/2033	14,636
284,526	5.50%, 04/15/2036(5)	52,339
2,785	5.50%, 11/01/2037	2,815
5,798,769	5.50%, 12/01/2037	5,856,562
13,976	5.50%, 04/01/2038	14,109
13,255	5.50%, 06/01/2038	13,379
698,421	5.50%, 08/01/2038	706,431
36,946	5.50%, 05/01/2040	37,298
145,956	5.50%, 08/01/2040	147,332
170,082	5.50%, 06/01/2041	171,668
1,091,185	5.50%, 10/15/2046(5)	211,682
530,403	5.50%, 12/15/2046(5)	75,797
3,666,817	5.50%, 02/01/2053	3,654,301
1,073,266	5.50%, 08/01/2053	1,063,383
34,894	5.50%, 09/01/2053	34,581
952,408	5.50%, 10/01/2053	943,858
49,298	5.50%, 11/01/2053	48,852
15,897,810	5.50%, 12/01/2053	15,755,913
1,245,018	5.50%, 02/01/2054	1,233,457
274,390	5.50%, 03/01/2054	271,842
25,932,079	5.50%, 04/01/2054	25,691,279
20,601,617	5.50%, 09/01/2054	20,410,310
2,149	6.00%, 11/01/2032	2,183
39,284	6.00%, 11/01/2033	40,465
28,849	6.00%, 02/01/2034	29,705
45,960	6.00%, 07/01/2034	47,460
12,674	6.00%, 08/01/2034	13,104
19,616	6.00%, 09/01/2034	20,218
11,717	6.00%, 01/01/2035	11,969
11,321	6.00%, 03/01/2035	11,647
16,904	6.00%, 05/01/2038	17,197
83,349	6.00%, 06/01/2038	86,166
186,343	6.00%, 05/15/2039	194,463
2,263,788	6.00%, 11/01/2052	2,285,007
2,125,149	6.00%, 12/01/2052	2,152,281
1,009,858	6.00%, 03/01/2053	1,027,595
27,244,755	6.00%, 06/01/2054	27,478,827
8,400,278	6.00%, 08/01/2054	8,506,585
145,297	6.50%, 07/15/2036	150,155
The accompanying notes are an integral part of these financial statements.

127

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal Home Loan Mortgage Corp. - 9.3% - (continued)
$ 906,940	6.71%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	$917,121
2,422,000	7.76%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,505,490
6,700,000	8.21%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	6,863,346
3,377,000	8.21%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,516,301
6,760,000	8.21%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,064,200
3,165,000	8.26%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	3,258,328
785,000	8.36%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	817,876
6,410,000	8.36%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,785,647
1,040,000	8.41%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,091,913
3,019,000	8.51%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	3,131,263
2,890,000	8.56%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,045,190
2,810,000	8.61%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,941,601
2,585,000	8.86%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,747,364
4,090,000	9.36%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,394,233
4,865,000	10.11%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,241,679
2,250,000	10.11%, 05/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,439,503
2,385,000	11.61%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,679,619
		383,455,701
	Federal National Mortgage Association - 12.1%
29,025	0.00%, 03/25/2036(13)(14)	25,215
479,212	0.00%, 06/25/2041(13)(14)	352,788
100,000	0.00%, 09/25/2041(13)(14)	75,990
7,831,001	0.30%, 01/25/2030(3)(5)	72,343
603,007	0.94%, 08/25/2044(3)(5)	40,282
735,844	1.02%, 04/25/2055(3)(5)	18,836
630,256	1.11%, 05/25/2046(3)(5)	30,657
559,295	1.17%, 06/25/2055(3)(5)	15,825
9,538,966	1.45%, 05/25/2029(3)(5)	377,686
1,838,784	1.50%, 09/01/2051	1,391,506
2,757,702	1.50%, 10/01/2051	2,085,962
1,838,306	1.50%, 11/01/2051	1,388,409
2,510,869	1.50%, 04/01/2052	1,896,378
891,966	1.75%, 12/25/2042	786,576
2,439,398	2.00%, 05/01/2036	2,186,277
3,578,965	2.00%, 06/01/2036	3,207,675
2,712,251	2.00%, 08/01/2036	2,430,787
1,728,453	2.00%, 09/01/2036	1,549,061
984,933	2.00%, 10/01/2036	880,280
1,147,805	2.00%, 12/01/2036	1,028,663
66,284	2.00%, 04/01/2037	59,111
67,147	2.00%, 06/01/2037	59,823
592,070	2.00%, 09/25/2039	515,455
1,921,851	2.00%, 09/01/2040	1,627,572
6,000,344	2.00%, 12/01/2040	5,076,510
1,744,137	2.00%, 04/01/2041	1,470,558
575,744	2.00%, 05/01/2041	485,136
3,760,474	2.00%, 10/01/2041	3,157,600
1,465,140	2.00%, 02/01/2042	1,237,138
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 2,809,365	2.00%, 09/01/2050	$2,256,563
9,558,376	2.00%, 10/25/2050(5)	1,189,130
6,182,211	2.00%, 12/01/2050	4,953,248
1,316,956	2.00%, 01/01/2051	1,063,785
14,957,621	2.00%, 02/01/2051	11,957,607
23,709,776	2.00%, 03/01/2051	18,914,151
15,129,042	2.00%, 04/01/2051	12,056,566
7,570,349	2.00%, 05/01/2051	6,019,922
800,952	2.00%, 07/01/2051	639,622
2,141,803	2.00%, 08/01/2051	1,735,772
82,377	2.00%, 12/01/2051	66,274
5,992,507	2.00%, 03/25/2052(5)	733,095
1,350,388	2.25%, 04/01/2033	1,129,441
92,790	2.50%, 06/25/2028(5)	2,684
3,874,665	2.50%, 06/01/2040	3,391,014
153,054	2.50%, 01/01/2043	131,264
895,987	2.50%, 02/01/2043	768,447
817,795	2.50%, 03/01/2043	701,623
420,000	2.50%, 03/25/2043	329,497
388,096	2.50%, 04/01/2043	332,871
197,569	2.50%, 06/01/2043	169,512
263,224	2.50%, 08/01/2043	225,708
1,548,603	2.50%, 04/01/2050	1,295,457
1,691,755	2.50%, 06/01/2050	1,415,746
2,122,037	2.50%, 07/01/2050	1,785,072
2,761,460	2.50%, 09/01/2050	2,310,064
4,321,899	2.50%, 10/01/2050	3,641,094
2,317,581	2.50%, 11/01/2050	1,933,886
1,151,063	2.50%, 12/01/2050	963,197
1,685,360	2.50%, 01/01/2051	1,418,727
1,024,443	2.50%, 02/01/2051	857,236
10,045,950	2.50%, 02/25/2051(5)	1,630,158
930,405	2.50%, 03/01/2051	778,383
31,972,737	2.50%, 05/01/2051	26,858,341
3,894,799	2.50%, 06/01/2051	3,249,895
2,290,798	2.50%, 07/01/2051	1,916,900
1,447,141	2.50%, 09/01/2051	1,209,791
12,021,322	2.50%, 10/01/2051	10,042,392
20,186,119	2.50%, 11/01/2051	16,971,934
2,194,726	2.50%, 12/01/2051	1,844,234
2,398,964	2.50%, 01/01/2052	2,014,176
3,774,955	2.50%, 03/01/2052	3,147,842
2,222,567	2.50%, 04/01/2052	1,856,641
5,069,846	2.50%, 06/25/2052(5)	790,680
5,268,978	2.50%, 09/25/2052(5)	822,544
3,251,329	2.50%, 01/01/2057	2,690,914
37,735	2.55%, 07/25/2044	36,497
85,252	3.00%, 09/25/2027(5)	2,131
57,884	3.00%, 12/25/2027(5)	1,766
337,598	3.00%, 01/25/2028(5)	7,953
178,821	3.00%, 01/01/2030	173,187
1,588,531	3.00%, 04/25/2033(5)	97,289
569,068	3.00%, 08/01/2033	544,583
254,318	3.00%, 06/01/2035	236,837
235,467	3.00%, 07/01/2035	219,393
1,511,695	3.00%, 03/01/2037	1,400,520
48,592	3.00%, 10/01/2037	44,658
2,667,429	3.00%, 06/01/2043	2,403,390
2,873,904	3.00%, 01/25/2045	2,541,746
1,473,803	3.00%, 09/01/2048	1,295,178
979,720	3.00%, 08/25/2049	874,147
268,898	3.00%, 12/01/2049	235,950
1,163,541	3.00%, 02/01/2050	1,020,163
4,303,207	3.00%, 08/01/2050	3,779,090
1,827,113	3.00%, 10/01/2050	1,591,942
2,469,576	3.00%, 12/01/2050	2,159,863
The accompanying notes are an integral part of these financial statements.

128

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 791,786	3.00%, 04/01/2051	$688,639
2,035,653	3.00%, 05/01/2051	1,788,380
443,861	3.00%, 06/01/2051	386,253
567,376	3.00%, 07/01/2051	494,259
3,605,132	3.00%, 08/01/2051	3,141,533
3,945,730	3.00%, 09/01/2051	3,448,566
6,419,465	3.00%, 10/01/2051	5,581,685
6,935,475	3.00%, 11/01/2051	6,033,032
3,122,596	3.00%, 12/01/2051	2,715,738
1,521,538	3.00%, 01/01/2052	1,318,450
4,991,425	3.00%, 01/25/2052(5)	717,406
1,708,334	3.00%, 04/01/2052	1,483,663
2,217,015	3.00%, 05/01/2052	1,926,135
600,000	3.00%, 09/25/2057	455,644
307,442	3.38%, 12/01/2029	291,522
199,742	3.50%, 05/25/2027(5)	4,877
161,412	3.50%, 10/25/2027(5)	4,949
211,053	3.50%, 05/25/2030(5)	12,859
76,314	3.50%, 08/25/2030(5)	3,700
62,651	3.50%, 02/25/2031(5)	959
1,950,570	3.50%, 08/25/2033(5)	174,702
265,730	3.50%, 09/25/2035(5)	25,204
1,828,589	3.50%, 11/25/2039(5)	168,437
3,336,643	3.50%, 08/01/2043	3,050,363
90,481	3.50%, 09/01/2043	82,886
577,979	3.50%, 10/01/2044	529,116
522,232	3.50%, 02/01/2045	476,350
683,721	3.50%, 01/01/2046	621,814
114,190	3.50%, 02/01/2046	103,832
505,354	3.50%, 03/01/2046	460,582
873,618	3.50%, 09/01/2046	794,210
404,258	3.50%, 10/01/2046	367,336
345,175	3.50%, 10/25/2046(5)	70,931
465,295	3.50%, 11/01/2046	424,904
2,737,093	3.50%, 12/01/2046	2,512,791
876,398	3.50%, 05/01/2047	796,935
1,796,621	3.50%, 09/01/2047	1,630,860
323,217	3.50%, 12/01/2047	295,494
933,282	3.50%, 01/01/2048	846,282
4,679,632	3.50%, 02/01/2048	4,288,228
500,000	3.50%, 05/25/2048	431,515
1,349,261	3.50%, 07/01/2048	1,226,917
299,825	3.50%, 11/01/2048	271,890
3,682,297	3.50%, 04/01/2052	3,323,975
4,665,631	3.50%, 09/01/2057	4,160,979
1,887,482	3.50%, 05/01/2058	1,683,323
2,382,986	3.50%, 12/25/2058	2,120,999
2,570,000	3.52%, 11/01/2032	2,369,106
11,344	4.00%, 06/01/2025	11,277
139,067	4.00%, 05/25/2027(5)	2,662
467,920	4.00%, 04/01/2038	455,894
924,719	4.00%, 10/01/2040	880,990
338,874	4.00%, 11/01/2040	322,845
377,811	4.00%, 12/01/2040	359,979
120,615	4.00%, 02/01/2041	114,912
363,780	4.00%, 03/01/2041	346,570
1,035,315	4.00%, 06/01/2041	992,818
127,092	4.00%, 03/25/2042(5)	14,338
113,715	4.00%, 08/01/2042	107,775
328,807	4.00%, 09/01/2042	312,447
65,520	4.00%, 11/25/2042(5)	6,317
146,487	4.00%, 11/25/2043	141,126
42,802	4.00%, 06/01/2044	40,247
6,075	4.00%, 08/01/2044	5,712
45,569	4.00%, 10/01/2044	42,848
81,798	4.00%, 11/01/2044	76,914
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 51,131	4.00%, 03/01/2045	$48,079
69,032	4.00%, 05/01/2045	64,911
428,087	4.00%, 07/01/2045	404,654
460,516	4.00%, 03/01/2046	434,163
271,348	4.00%, 05/01/2046	255,509
399,399	4.00%, 06/01/2046	375,146
428,246	4.00%, 04/01/2047	403,755
849,741	4.00%, 10/01/2047	796,361
880,813	4.00%, 11/01/2047	824,931
4,478,898	4.00%, 06/01/2048	4,203,111
608,023	4.00%, 09/01/2048	569,446
5,350,704	4.00%, 10/01/2048	5,011,668
2,322,456	4.00%, 01/01/2049	2,179,619
4,840,394	4.00%, 04/01/2049	4,514,148
822,332	4.00%, 05/01/2049	772,198
202,728	4.00%, 08/01/2049	191,127
3,398,672	4.00%, 04/01/2050	3,182,983
3,687,521	4.00%, 06/25/2050(5)	725,592
3,921,824	4.00%, 11/25/2050(5)	805,232
2,126,434	4.00%, 08/01/2051	1,998,155
2,199,284	4.00%, 06/01/2052	2,041,951
4,474,128	4.39%, 04/01/2029	4,428,725
226	4.50%, 04/01/2025	225
6,405	4.50%, 07/25/2027(5)	63
227,462	4.50%, 09/01/2035	221,645
1,769,143	4.50%, 12/01/2037	1,745,107
50,877	4.50%, 08/01/2040	49,761
646,602	4.50%, 10/01/2040	632,426
30,701	4.50%, 08/01/2041	30,028
7,564	4.50%, 09/01/2041	7,378
324,514	4.50%, 10/01/2041	317,403
1,283,775	4.50%, 08/25/2043(5)	245,087
274,003	4.50%, 09/01/2043	268,000
659,873	4.50%, 04/01/2049	634,858
2,045,654	4.50%, 01/01/2051	1,977,995
4,010,938	4.50%, 03/01/2053	3,809,220
3,944,370	4.50%, 03/01/2054	3,745,999
2,962,337	4.50%, 04/01/2054	2,813,355
2,974,745	4.50%, 05/01/2054	2,825,139
3,952,598	4.50%, 06/01/2054	3,753,813
3,900,397	4.50%, 07/01/2054	3,704,238
2,963,526	4.50%, 08/01/2054	2,814,484
760,000	4.75%, 04/01/2028	761,476
54,445	5.00%, 04/25/2038	53,043
1,108,190	5.00%, 12/25/2043(5)	215,529
19,654,307	5.00%, 09/01/2052	19,135,292
5,404,833	5.00%, 10/01/2052	5,267,273
906,284	5.00%, 11/01/2052	881,198
10,020,361	5.00%, 01/01/2053	9,754,810
3,515,000	5.07%, 12/01/2028	3,567,022
44,067	5.50%, 06/01/2033	44,617
194,292	5.50%, 07/01/2033	195,044
12,753	5.50%, 08/01/2033	12,886
667,133	5.50%, 11/01/2035	676,245
155,152	5.50%, 04/01/2036	157,526
145,723	5.50%, 04/25/2037	150,400
1,948,541	5.50%, 04/01/2038	1,967,962
1,123,321	5.50%, 11/25/2040(5)	149,125
347,967	5.50%, 06/25/2042(5)	72,010
568,746	5.50%, 09/25/2044(5)	104,448
2,575,905	5.50%, 12/25/2051	2,575,553
2,248,084	5.50%, 10/01/2052	2,243,074
3,848,493	5.50%, 11/01/2052	3,821,912
7,229,991	5.50%, 12/01/2052	7,180,138
3,934,887	5.50%, 06/01/2053	3,907,750
947,183	5.50%, 07/01/2053	938,646
The accompanying notes are an integral part of these financial statements.

129

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Federal National Mortgage Association - 12.1% - (continued)
$ 92,696	5.50%, 08/01/2053	$91,874
391,771	5.50%, 09/01/2053	388,169
773,753	5.50%, 10/01/2053	767,046
3,985,187	5.50%, 11/01/2053	3,949,468
53,636	5.50%, 12/01/2053	53,138
3,035,242	5.50%, 02/01/2054	3,007,040
57,967,372	5.50%, 08/01/2054	57,426,496
14,231	5.54%, 05/25/2042(3)(5)	1,053
46,191	6.00%, 12/01/2032	47,692
59,037	6.00%, 03/01/2033	60,988
141,121	6.00%, 02/01/2037	146,546
121,787	6.00%, 12/01/2037	126,250
66,848	6.00%, 03/01/2038	69,407
32,925	6.00%, 10/01/2038	34,145
702,658	6.00%, 01/25/2042(5)	52,365
2,137,259	6.00%, 05/01/2053	2,177,946
10,287,454	6.00%, 02/01/2054	10,354,476
4,450,465	6.00%, 05/01/2054	4,479,460
4,121,665	6.00%, 06/01/2054	4,148,518
2,983,433	6.00%, 09/01/2054	3,005,654
1,151	7.50%, 12/01/2029	1,153
3,158	7.50%, 03/01/2030	3,245
7,655	7.50%, 09/01/2031	7,623
		498,513,782
	Government National Mortgage Association - 8.6%
543,384	1.25%, 05/20/2051	423,173
4,050,915	2.00%, 10/20/2050	3,308,911
4,768,345	2.00%, 11/20/2050	3,895,898
4,893,662	2.00%, 12/20/2050	3,997,338
2,168,326	2.00%, 08/20/2051	1,815,777
49,475,000	2.00%, 11/20/2054(15)	40,336,744
548,176	2.14%, 04/20/2040	439,748
334,702	2.50%, 12/16/2039	311,957
746,495	2.50%, 07/20/2041	659,436
4,212,312	2.50%, 10/20/2049	3,677,133
3,150,946	2.50%, 11/20/2049	2,687,562
2,488,073	2.50%, 03/20/2051	2,112,142
2,994,046	2.50%, 09/20/2051	2,538,129
10,032,836	2.50%, 10/20/2051	8,504,567
64,560,000	2.50%, 11/20/2054(15)	54,684,166
108,206	3.00%, 09/20/2028(5)	3,003
2,473,275	3.00%, 05/20/2035(5)	124,726
316,260	3.00%, 09/16/2042	258,045
445,243	3.00%, 09/20/2042	375,114
61,548	3.00%, 11/15/2042	55,375
259,313	3.00%, 02/16/2043(5)	35,468
68,196	3.00%, 06/15/2043	61,307
3,604,462	3.00%, 01/16/2044	3,215,579
35,233	3.00%, 10/15/2044	31,263
43,045	3.00%, 02/15/2045	38,087
27,618	3.00%, 03/15/2045	24,437
115,419	3.00%, 04/15/2045	102,128
263,571	3.00%, 04/20/2045	235,308
28,454	3.00%, 06/15/2045	25,038
625,221	3.00%, 07/15/2045	553,201
12,741	3.00%, 08/15/2045	11,274
33,322	3.00%, 11/20/2045	29,755
169,000	3.00%, 02/20/2046	139,440
5,947,030	3.00%, 07/20/2050(5)	740,675
11,747,805	3.00%, 04/20/2051	10,319,470
3,465,277	3.00%, 08/20/2051	3,042,954
4,358,545	3.00%, 09/20/2051	3,826,066
2,986,211	3.00%, 10/20/2051	2,620,192
10,191,411	3.00%, 12/20/2051	8,943,095
2,223,007	3.00%, 02/20/2052	2,010,501
2,519,026	3.00%, 12/20/2052	2,209,290
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Government National Mortgage Association - 8.6% - (continued)
$ 2,350,000	3.00%, 11/20/2054(15)	$2,060,302
25,884	3.50%, 02/16/2027(5)	324
107,687	3.50%, 03/20/2027(5)	2,152
85,245	3.50%, 07/20/2040(5)	1,476
56,297	3.50%, 02/20/2041(5)	414
385,093	3.50%, 04/20/2042(5)	15,424
163,839	3.50%, 05/15/2042	152,265
1,409,537	3.50%, 10/20/2042(5)	197,509
458,227	3.50%, 12/15/2042	424,850
373,656	3.50%, 03/15/2043	346,207
499,303	3.50%, 04/15/2043	462,641
910,524	3.50%, 05/15/2043	843,893
438,000	3.50%, 07/20/2043(5)	65,823
1,716,631	3.50%, 03/20/2044	1,583,010
1,773,372	3.50%, 06/20/2046	1,625,082
1,796,893	3.50%, 02/20/2047	1,641,853
248,903	3.50%, 07/20/2047	227,271
1,962,299	3.50%, 08/20/2047	1,795,618
69,599	3.50%, 09/20/2047	63,519
85,697	3.50%, 10/20/2047	78,263
408,685	3.50%, 11/20/2047	373,111
367,328	3.50%, 03/20/2048	335,281
1,415,689	3.50%, 07/20/2049	1,293,853
881,062	3.50%, 03/20/2052	833,075
24,613,000	3.50%, 11/20/2054(15)	22,241,152
1,087,552	3.88%, 08/15/2042	1,031,020
56,023	4.00%, 04/16/2026(5)	6
15,147	4.00%, 12/16/2026(5)	14
239,782	4.00%, 05/20/2029(5)	1,760
620,128	4.00%, 09/20/2040	593,568
110,662	4.00%, 10/20/2040	105,105
288,470	4.00%, 12/20/2040	275,761
87,639	4.00%, 05/16/2042(5)	8,211
1,912,323	4.00%, 09/16/2042(5)	423,370
95,738	4.00%, 01/20/2044(5)	18,673
1,481,654	4.00%, 02/20/2045	1,409,019
1,130,024	4.00%, 08/20/2045	1,075,241
789,363	4.00%, 03/20/2047(5)	141,925
332,610	4.00%, 11/20/2047	310,509
989,889	4.00%, 03/20/2048	927,227
3,961,428	4.00%, 07/20/2048	3,732,767
20,820,000	4.00%, 11/20/2054(15)	19,380,492
11,560	4.50%, 07/15/2033	11,480
23,245	4.50%, 05/15/2040	22,683
198,260	4.50%, 06/15/2041	194,247
16,681	4.50%, 09/20/2041	16,338
8,554	4.50%, 05/20/2044	8,336
453,307	4.50%, 06/20/2044	441,970
384,077	4.50%, 10/20/2044	374,272
644,331	4.50%, 05/20/2045(5)	145,100
2,086,509	4.50%, 08/20/2045(5)	386,384
313,011	4.50%, 01/20/2046	304,441
1,251,094	4.50%, 12/16/2046(5)	183,544
1,093,030	4.50%, 01/20/2047(5)	145,186
1,406,088	4.50%, 05/20/2048(5)	219,851
1,057,074	4.50%, 08/20/2049	1,016,981
1,751,165	4.50%, 09/20/2049	1,686,252
1,594,557	4.50%, 08/20/2052	1,524,894
1,432,751	4.50%, 09/20/2052	1,369,935
6,557,356	4.50%, 10/20/2052	6,268,857
53,680,000	4.50%, 11/20/2054(15)	51,233,682
47,136	5.00%, 05/20/2034	47,214
18,544	5.00%, 07/15/2039	18,649
974,426	5.00%, 02/16/2040(5)	216,381
1,618,757	5.00%, 05/20/2040(5)	1,488,020
1,155,288	5.00%, 06/20/2040	1,157,947
The accompanying notes are an integral part of these financial statements.

130

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 39.9% - (continued)
	Mortgage-Backed Agencies - 39.9% - (continued)
	Government National Mortgage Association - 8.6% - (continued)
$ 452,557	5.00%, 07/20/2040	$453,867
266,875	5.00%, 06/15/2041	268,527
317,047	5.00%, 10/16/2041(5)	50,722
379,330	5.00%, 03/15/2044	381,678
571,326	5.00%, 06/20/2046(5)	71,747
209,771	5.00%, 01/16/2047(5)	44,958
157,197	5.00%, 09/16/2047(5)	34,448
5,290,864	5.00%, 10/20/2047(5)	1,011,793
176,179	5.00%, 06/20/2048(5)	22,248
4,828,275	5.00%, 06/15/2052	4,721,572
161,236	5.00%, 07/15/2052	157,673
15,067,500	5.00%, 11/20/2054(15)	14,716,594
147,866	5.50%, 05/15/2033	150,122
10,625	5.50%, 06/15/2035	10,840
140,219	5.50%, 05/20/2038	142,670
568,091	5.50%, 03/20/2039(5)	61,727
620,916	5.50%, 02/16/2047(5)	93,755
328,383	5.50%, 02/20/2047(5)	52,152
11,250,000	5.50%, 11/20/2054(15)	11,187,133
469,442	5.90%, 07/20/2039(3)(5)	18,028
14,950	6.00%, 11/15/2032	15,328
56,854	6.00%, 02/15/2033	57,969
4,674	6.00%, 07/15/2033	4,740
12,287	6.00%, 10/15/2034	12,461
109,138	6.00%, 03/15/2036	112,516
1,312	6.00%, 05/15/2036	1,364
62,630	6.00%, 08/15/2039	63,810
4,995	6.00%, 09/15/2039	5,080
9,731	6.00%, 06/15/2040	9,861
739,524	6.00%, 09/20/2040(5)	120,254
661,547	6.00%, 02/20/2046(5)	87,828
14,475,000	6.00%, 10/20/2054	14,593,758
3,759	6.50%, 09/15/2028	3,821
237	6.50%, 10/15/2028	240
2,283	6.50%, 12/15/2028	2,311
10,146	6.50%, 05/15/2029	10,388
2,650	6.50%, 08/15/2031	2,708
388	6.50%, 09/15/2031	389
2,585	6.50%, 10/15/2031	2,600
55,634	6.50%, 11/15/2031	57,258
14,778	6.50%, 01/15/2032	15,170
2,951	6.50%, 03/15/2032	3,070
2,527	6.50%, 04/15/2032	2,568
		351,842,898
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	598,271
	Uniform Mortgage-Backed Security - 9.9%
625,000	1.50%, 11/01/2054(15)	471,474
45,212,000	2.00%, 11/01/2054(15)	35,829,741
4,815,000	2.50%, 11/01/2054(15)	3,982,895
7,745,000	3.00%, 11/01/2054(15)	6,666,793
35,345,000	3.50%, 11/01/2054(15)	31,596,551
36,356,000	4.00%, 11/01/2054(15)	33,586,817
38,429,000	4.50%, 11/01/2054(15)	36,480,846
5,295,000	5.00%, 11/01/2054(15)	5,144,785
99,883,000	5.50%, 11/01/2054(15)	98,934,015
123,560,000	6.00%, 11/01/2054(15)	124,347,665
20,405,000	6.50%, 11/01/2054(15)	20,825,478
8,445,000	7.00%, 12/01/2054(15)	8,743,874
		406,610,934
	Total U.S. Government Agencies (cost $1,706,547,280)	$1,641,021,586
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 25.5%
	U.S. Treasury Securities - 25.5%
	U.S. Treasury Bonds - 11.0%
$ 100,845,000	1.25%, 05/15/2050	$50,670,673
23,005,000	1.38%, 08/15/2050	11,899,696
5,160,000	2.50%, 02/15/2045	3,715,402
18,100,000	2.50%, 02/15/2046(16)	12,889,887
23,034,000	2.88%, 11/15/2046	17,448,255
6,035,000	3.00%, 05/15/2045	4,737,004
12,500,000	3.00%, 02/15/2047	9,661,621
14,136,000	3.00%, 05/15/2047	10,911,777
17,840,000	3.00%, 02/15/2048	13,692,200
58,725,000	3.00%, 08/15/2052(16)(17)	44,530,066
11,885,000	3.13%, 02/15/2043	9,735,022
55,100,000	3.13%, 08/15/2044(18)	44,385,633
43,015,000	3.13%, 05/15/2048	33,731,489
16,225,000	3.38%, 08/15/2042	13,867,938
63,465,000	3.38%, 05/15/2044	53,357,703
14,635,000	3.63%, 08/15/2043	12,845,643
31,690,000	3.63%, 05/15/2053	27,215,025
19,765,000	4.00%, 11/15/2042	18,430,862
10,820,000	4.13%, 08/15/2053	10,167,419
49,715,000	4.25%, 08/15/2054	47,842,920
		451,736,235
	U.S. Treasury Inflation-Indexed Bonds - 0.9%
28,497,910	0.25%, 02/15/2050(19)	17,808,196
8,290,325	0.63%, 02/15/2043(19)	6,389,315
10,881,389	0.75%, 02/15/2045(19)	8,319,218
2,586,552	1.38%, 02/15/2044(19)	2,263,287
		34,780,016
	U.S. Treasury Inflation-Indexed Notes - 1.3%
4,949,192	1.38%, 07/15/2033(19)	4,735,638
50,383,752	1.75%, 01/15/2034(19)	49,426,204
		54,161,842
	U.S. Treasury Notes - 12.3%
100,000,000	0.38%, 09/30/2027	89,750,000
114,770,000	0.63%, 05/15/2030	94,707,666
19,670,000	2.88%, 11/30/2025	19,372,030
101,987,000	3.75%, 08/31/2026	101,210,146
44,485,000	3.88%, 08/15/2034	43,039,237
78,490,000	4.00%, 01/15/2027	78,247,785
8,560,000	4.00%, 02/15/2034	8,375,425
72,045,000	4.25%, 03/15/2027	72,233,555
		506,935,844
	Total U.S. Government Securities (cost $1,176,789,747)	$1,047,613,937
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(20)(21)	$—
	Total Common Stocks (cost $117,242)	$—
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 5.94%(22)	$406,811
	Total Preferred Stocks (cost $332,990)	$406,811
	Total Long-Term Investments (cost $4,786,500,947)	$4,532,284,750
The accompanying notes are an integral part of these financial statements.

131

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.9%
$ 36,541,657	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $36,546,580; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $37,272,524		$36,541,657
	Securities Lending Collateral - 0.1%
1,081,397	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(23)		1,081,397
3,604,656	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(23)		3,604,656
1,081,397	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(23)		1,081,397
1,081,397	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(23)		1,081,397
			6,848,847
	Total Short-Term Investments (cost $43,390,504)		$43,390,504
	Total Investments (cost $4,829,891,451)	111.2%	$4,575,675,254
	Other Assets and Liabilities	(11.2)%	(461,605,355)
	Net Assets	100.0%	$4,114,069,899
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$1,030,896,200, representing 25.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $53,224,831, representing 1.3% of net assets.

(8)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $15,278,494.
(17)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of October 31, 2024, the market value of securities pledged was $4,809,020.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $11,519,320.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$117,242	$—

(21)	Investment valued using significant unobservable inputs.
(22)	Perpetual security with no stated maturity date.
(23)	Current yield as of period end.
The accompanying notes are an integral part of these financial statements.

132

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	1,273	12/16/2024	$93,699,047	$(4,495,147)
U.S. Treasury 2-Year Note Future	135	12/31/2024	27,802,617	(362,414)
U.S. Treasury 10-Year Note Future	385	12/19/2024	42,530,469	(1,694,626)
U.S. Treasury 10-Year Ultra Future	756	12/19/2024	85,995,000	(3,517,723)
U.S. Treasury Long Bond Future	46	12/19/2024	5,426,562	(145,662)
U.S. Treasury Ultra Bond Future	380	12/19/2024	47,737,500	(651,146)
Total				$(10,866,718)
Short position contracts:
Euro BUXL 30-Year Bond Future	(67)	12/06/2024	$(9,646,296)	$171,857
Euro-BUND Future	(133)	12/06/2024	(19,067,603)	203,589
Euro-Schatz Future	(1,999)	12/06/2024	(231,661,853)	972,467
French Government Bond Future	(357)	12/06/2024	(48,408,807)	873,662
Long Gilt Future	(147)	12/27/2024	(17,825,212)	523,027
U.S. Treasury 5-Year Note Future	(9)	12/31/2024	(965,110)	623
Total				$2,745,225
Total futures contracts				$(8,121,493)

TBA Sale Commitments Outstanding at October 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$874,000	11/20/2054	$(766,257)	$14,095
Uniform Mortgage-Backed Security, 2.00%	2,500,000	11/01/2039	(2,226,303)	30,534
Uniform Mortgage-Backed Security, 2.50%	3,049,000	11/01/2054	(2,522,087)	58,368
Uniform Mortgage-Backed Security, 3.00%	10,890,000	11/01/2054	(9,373,967)	200,725
Uniform Mortgage-Backed Security, 4.00%	68,508,000	11/01/2054	(63,289,846)	2,777,504
Uniform Mortgage-Backed Security, 4.00%	33,126,000	12/01/2054	(30,604,135)	178,299
Uniform Mortgage-Backed Security, 4.50%	62,083,000	11/01/2054	(58,935,710)	1,218,405
Uniform Mortgage-Backed Security, 4.50%	23,828,000	12/01/2054	(22,617,250)	74,731
Uniform Mortgage-Backed Security, 4.50%	3,307,000	11/01/2039	(3,247,826)	41,863
Uniform Mortgage-Backed Security, 5.00%	26,450,000	11/01/2054	(25,699,632)	8,528
Total TBA sale commitments (proceeds receivable $223,886,065)			$(219,283,013)	$4,603,052
At October 31, 2024, the aggregate market value of TBA Sale Commitments represents (5.3)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	26,300,000	(1.00%)	06/20/2029	Quarterly	$660,979	$—	$575,079	$(85,900)
Total centrally cleared credit default swap contracts						$660,979	$—	$575,079	$(85,900)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.83% Fixed	12 Mo. USD SOFR	USD	11,950,000	02/15/2034	Annual	$—	$—	$(24,258)	$(24,258)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(71,582)	5,015,411	5,086,993
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,191	—	2,191,101	2,181,910
The accompanying notes are an integral part of these financial statements.

133

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	$83,187	$—	$1,152,808	$1,069,621
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(81,907)	630,418	712,325
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	53,187	—	170,375	117,188
Total centrally cleared interest rate swaps contracts						$145,565	$(153,489)	$9,135,855	$9,143,779

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,360,892	USD	64,915,000	BRL	GSC	12/18/2024	$194,871
53,367,328	USD	48,225,000	EUR	DEUT	12/18/2024	798,429
4,450,520	USD	3,986,000	EUR	NWM	12/18/2024	105,479
991,287	USD	888,000	EUR	CBK	12/18/2024	23,300
Total foreign currency contracts						$1,122,079
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$719,294,489	$—	$719,294,489	$—
Corporate Bonds	979,243,573	—	979,243,573	—
Foreign Government Obligations	109,990,873	—	109,990,873	—
Municipal Bonds	34,711,784	—	34,711,784	—
Senior Floating Rate Interests	1,697	—	1,697	—
U.S. Government Agencies	1,641,021,586	—	1,641,021,586	—
U.S. Government Securities	1,047,613,937	—	1,047,613,937	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	406,811	406,811	—	—
Short-Term Investments	43,390,504	6,848,847	36,541,657	—
Foreign Currency Contracts(2)	1,122,079	—	1,122,079	—
Futures Contracts(2)	2,745,225	2,745,225	—	—
Swaps - Interest Rate(2)	9,168,037	—	9,168,037	—
Total	$4,588,710,595	$10,000,883	$4,578,709,712	$—
Liabilities
Futures Contracts(2)	$(10,866,718)	$(10,866,718)	$—	$—
Swaps - Credit Default(2)	(85,900)	—	(85,900)	—
Swaps - Interest Rate(2)	(24,258)	—	(24,258)	—
TBA Sale Commitments	(219,283,013)	—	(219,283,013)	—
Total	$(230,259,889)	$(10,866,718)	$(219,393,171)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

134

The Hartford World Bond Fund
Schedule of Investments
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5%
	Bermuda - 0.4%
$ 1,291,613	AREIT Trust 6.89%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$1,295,151
	Bellemeade Re Ltd.
2,000,000	8.01%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,054,821
2,315,000	8.56%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,364,896
2,505,000	9.11%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,624,433
2,736,000	Home RE Ltd. 9.46%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,837,716
682,980	PFP Ltd. 7.15%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	684,827
2,780,000	Radnor RE Ltd. 11.61%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,948,241
1,460,000	TSTAT Ltd. 6.47%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,460,913
		16,270,998
	Cayman Islands - 1.9%
1,185,000	720 East CLO Ltd. 7.71%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,197,147
	Apidos CLO XXX Ltd.
2,000,000	6.13%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	2,001,214
2,000,000	6.48%, 10/18/2031, 3 mo. USD Term SOFR + 1.85%(1)(2)	2,001,610
2,375,000	Apidos CLO XXXII Ltd. 5.72%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	2,376,392
1,285,000	Ares XXXIV CLO Ltd. 6.51%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,285,813
1,000,000	Ballyrock CLO 18 Ltd. 6.57%, 01/15/2035, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,002,363
480,000	BDS Ltd. 7.17%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	479,158
1,685,000	Benefit Street Partners CLO XIX Ltd. 10.41%, 01/15/2033, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,682,186
2,000,000	Benefit Street Partners CLO XXII Ltd. 5.97%, 04/20/2035, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,003,644
3,110,000	BSPRT Issuer Ltd. 7.06%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,128,473
500,000	Carlyle C17 CLO Ltd. 7.65%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	501,429
890,000	Cent CLO 21 Ltd. 8.08%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	891,129
2,930,000	CIFC Funding Ltd. 6.78%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,927,495
940,000	Dryden 36 Senior Loan Fund 11.80%, 04/15/2029, 3 mo. USD Term SOFR + 7.14%(1)(2)	932,358
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	Cayman Islands - 1.9% - (continued)
$ 1,000,000	Elmwood CLO 14 Ltd. 7.77%, 04/20/2035, 3 mo. USD Term SOFR + 3.15%(1)(2)	$1,002,013
3,125,000	Elmwood CLO 19 Ltd. 7.55%, 10/17/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	3,164,306
326,109	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	313,067
1,660,000	Flatiron CLO 20 Ltd. 7.05%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,663,317
4,250,000	Golub Capital Partners CLO 60B Ltd. 6.23%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,251,708
3,250,000	Golub Capital Partners Static Ltd. 6.92%, 04/20/2033, 3 mo. USD Term SOFR + 2.30%(1)(2)	3,252,853
770,000	Greystone CRE Notes Ltd. 6.90%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	763,502
1,500,000	Harriman Park CLO Ltd. 7.98%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,503,388
2,550,000	Hayfin U.S. XII Ltd. 9.04%, 01/20/2034, 3 mo. USD Term SOFR + 4.42%(1)(2)	2,548,062
1,243,906	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,181,702
1,688,085	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,544,588
500,000	Madison Park Funding XL Ltd. 8.92%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	499,424
430,000	Magnetite XV Ltd. 7.64%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	429,404
2,775,000	Magnetite XXV Ltd. 8.19%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,782,787
	OCP CLO Ltd.
750,000	0.00%, 10/17/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	750,145
750,000	8.66%, 01/17/2032, 3 mo. USD Term SOFR + 4.01%(1)(2)	748,688
915,000	10.50%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	919,806
970,000	Octagon Investment Partners XXI Ltd. 12.38%, 02/14/2031, 3 mo. USD Term SOFR + 7.26%(1)(2)	949,915
1,500,000	OZLM XVIII Ltd. 6.77%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,501,641
	Palmer Square Loan Funding Ltd.
2,375,000	0.00%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,375,000
1,910,000	6.28%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,916,685
2,500,000	7.06%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,505,735
1,750,000	7.66%, 04/15/2031, 3 mo. USD Term SOFR + 3.00%(1)(2)	1,754,798
1,935,000	7.66%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,938,270
The accompanying notes are an integral part of these financial statements.

135

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	Cayman Islands - 1.9% - (continued)
$ 2,495,000	7.76%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	$2,492,852
1,110,000	7.79%, 05/20/2029, 3 mo. USD Term SOFR + 2.66%(1)(2)	1,111,393
500,000	Regatta XVII Funding Ltd. 12.53%, 10/15/2033, 3 mo. USD Term SOFR + 7.87%(1)(2)	498,125
1,620,000	Sixth Street CLO XXIII Ltd. 6.88%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,624,549
1,500,000	Sound Point CLO II Ltd. 6.73%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,501,843
835,000	Sound Point CLO V-R Ltd. 7.99%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	811,081
1,350,000	Sound Point CLO XXXIII Ltd. 6.53%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,351,276
1,000,000	Symphony CLO XXII Ltd. 6.73%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,002,950
1,000,000	TCI-Flatiron CLO Ltd. 10.90%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,006,833
556,227	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	521,462
		74,593,579
	Jersey - 0.1%
1,170,000	Bain Capital Credit CLO Ltd. 7.52%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,171,252
	United States - 6.1%
	AASET Trust
2,257,154	2.80%, 01/15/2047(1)	2,035,650
519,104	3.54%, 01/15/2047(1)	471,596
124,891	3.84%, 05/15/2039(1)	120,551
959,491	6.26%, 05/16/2049(1)	972,976
810,000	ACRE Commercial Mortgage Ltd. 6.27%, 12/18/2037, 1 mo. USD Term SOFR + 1.51%(1)(2)	787,877
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,134,078
	American Credit Acceptance Receivables Trust
1,471,848	2.46%, 03/13/2028(1)	1,458,583
1,000,000	3.64%, 03/13/2028(1)	984,920
2,055,000	6.82%, 10/12/2029(1)	2,102,339
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,302,724
	Angel Oak Mortgage Trust
732,222	1.98%, 10/25/2066(1)(4)	620,309
1,675,000	3.81%, 04/25/2065(1)(4)	1,513,091
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,685,489
895,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.52%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	888,757
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	469,828
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	United States - 6.1% - (continued)
$ 1,000,000	Battalion CLO XXI Ltd. 7.02%, 07/15/2034, 3 mo. USD Term SOFR + 2.36%(1)(2)	$1,001,311
5,140,212	BBCMS Mortgage Trust 1.61%, 04/15/2053(4)(5)	277,501
	Benchmark Mortgage Trust
2,614,736	1.01%, 03/15/2052(4)(5)	92,374
1,888,000	2.94%, 02/15/2053(4)	1,641,003
2,080,000	BFLD Commercial Mortgage Trust 6.56%, 11/15/2029, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,075,239
655,000	BMO Mortgage Trust 5.98%, 11/15/2057(4)	651,987
	BPR Trust
460,000	5.85%, 11/05/2029(1)(4)	449,842
1,150,000	6.33%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,106,875
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	382,943
1,090,000	2.32%, 02/25/2049(1)(4)	875,725
1,334,000	5.09%, 05/25/2060(1)(4)	1,284,783
1,498,834	Bridge Trust 3.40%, 11/17/2037(1)	1,467,253
3,750,000	Bridgecrest Lending Auto Securitization Trust 4.83%, 08/15/2030	3,734,533
	Business Jet Securities LLC
917,083	5.36%, 09/15/2039(1)	900,050
682,359	6.20%, 05/15/2039(1)	690,759
	BX Commercial Mortgage Trust
1,169,000	6.92%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	1,163,451
2,135,000	7.67%, 10/15/2037, 1 mo. USD Term SOFR + 2.86%(1)(2)	2,104,506
	BX Trust
2,919,954	6.51%, 09/15/2034, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,861,555
1,075,000	6.56%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,066,266
2,495,000	7.34%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,493,441
1,360,000	BXSC Commercial Mortgage Trust 7.18%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	1,358,725
895,000	CAMB Commercial Mortgage Trust 6.85%, 12/15/2037, 1 mo. USD Term SOFR + 2.05%(1)(2)	893,881
6,824,014	Cantor Commercial Real Estate Lending 1.11%, 05/15/2052(4)(5)	236,782
1,749,000	Carvana Auto Receivables Trust 5.92%, 07/10/2029(1)	1,758,457
	Castlelake Aircraft Structured Trust
539,715	2.74%, 08/15/2041(1)	506,488
914,406	3.97%, 04/15/2039(1)	836,881
2,242,334	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	2,156,574
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,711,922
497,169	5.90%, 12/25/2068(1)(3)	499,690
2,632,126	7.18%, 09/25/2068(1)(3)	2,689,714
	Commercial Mortgage Trust
909,987	3.93%, 02/10/2047(4)	877,352
1,650,000	3.98%, 02/10/2047(4)	1,549,555
5,358,109	CSAIL Commercial Mortgage Trust 0.70%, 04/15/2050(4)(5)	476
The accompanying notes are an integral part of these financial statements.

136

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	United States - 6.1% - (continued)
	CSMC Trust
$ 1,688,988	1.38%, 07/25/2066(1)(4)	$1,430,199
1,502,292	1.84%, 10/25/2066(1)(4)	1,308,985
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	362,290
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,209,700
2,000,000	5.81%, 12/16/2030	2,017,223
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,208,846	5.86%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,208,846
1,878,368	5.86%, 07/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,874,862
1,060,000	6.51%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	1,064,643
835,000	7.06%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	840,710
765,000	7.86%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	789,388
1,415,000	7.96%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,479,317
2,700,000	7.97%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,757,375
2,356,739	8.22%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,434,818
2,789,033	8.37%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,883,163
2,950,000	8.41%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,092,149
1,000,000	8.57%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,042,466
3,156,000	8.61%, 12/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	3,367,058
2,105,000	8.62%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,221,706
3,750,000	8.72%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	4,067,708
1,636,295	8.72%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,698,687
1,260,000	8.76%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,347,131
2,310,000	8.76%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,431,137
2,310,000	8.97%, 05/25/2030, 30 day USD SOFR Average + 4.11%(2)	2,497,290
2,790,000	9.12%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,991,006
3,840,000	9.22%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,214,220
1,715,000	9.36%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,809,020
1,730,000	9.61%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(2)	1,878,140
3,609,854	10.22%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	3,821,933
1,620,433	11.24%, 01/25/2029, 30 day USD SOFR Average + 0.11%(2)	1,841,471
1,281,109	15.22%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	1,458,512
1,310,293	16.72%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,494,032
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	United States - 6.1% - (continued)
$ 600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	$568,098
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,984,846
818,985	4.25%, 07/17/2039(1)	802,133
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	873,240
688,771	GCAT Trust 4.21%, 02/25/2067(1)(4)	665,724
	GLS Auto Receivables Issuer Trust
425,000	3.97%, 01/18/2028(1)	418,137
2,500,000	5.21%, 02/18/2031(1)	2,506,472
1,076,966	GS Mortgage Securities Corp. Trust 6.87%, 09/15/2031, 1 mo. USD Term SOFR + 2.06%(1)(2)	1,072,184
1,494,000	GS Mortgage-Backed Securities Trust 6.41%, 01/25/2055, 30 day USD SOFR Average + 1.50%(1)(2)	1,494,468
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,710,830
1,960,000	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,956,987
2,031,543	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,971,844
1,400,000	HONO Mortgage Trust 6.77%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,330,689
	JP Morgan Chase Bank NA
417,693	6.16%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	409,038
1,563,747	9.20%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,585,750
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	1,329,184
2,630,000	6.87%, 04/15/2038, 1 mo. USD Term SOFR + 2.06%(1)(2)	2,618,494
1,947,954	JP Morgan Mortgage Trust 5.92%, 06/25/2054(1)(3)	1,952,499
6,391,558	JPMBB Commercial Mortgage Securities Trust 0.38%, 09/15/2047(4)(5)	64
269,794	Legacy Mortgage Asset Trust 4.89%, 10/25/2066(1)(3)	265,883
143,780	LHOME Mortgage Trust 5.97%, 02/25/2027(1)	143,785
1,364,191	Life Mortgage Trust 7.27%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(2)	1,335,023
950,673	MFA Trust 5.75%, 11/25/2067(1)(3)	945,857
2,400,000	MHC Commercial Mortgage Trust 6.52%, 04/15/2038, 1 mo. USD Term SOFR + 1.72%(1)(2)	2,379,881
7,177,058	Morgan Stanley Capital I Trust 1.32%, 06/15/2050(4)(5)	154,058
1,460,000	Morgan Stanley Eaton Vance CLO Ltd. 6.61%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,460,667
1,624,148	Multifamily Connecticut Avenue Securities Trust 7.61%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,635,907
1,090,450	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,003,431
The accompanying notes are an integral part of these financial statements.

137

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	United States - 6.1% - (continued)
	OBX Trust
$ 1,155,420	5.93%, 11/25/2063(1)(3)	$1,159,732
865,424	6.44%, 01/25/2064(1)(3)	871,405
	PRET LLC
572,041	3.72%, 07/25/2051(1)(3)	546,395
1,333,503	3.84%, 07/25/2051(1)(3)	1,277,097
2,134,361	7.52%, 04/27/2054(1)(3)	2,153,121
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,284,709
1,970,000	3.18%, 10/17/2038(1)	1,841,822
845,000	3.33%, 07/17/2041(1)	763,217
1,000,000	3.40%, 04/17/2041(1)(4)	902,618
1,230,000	3.75%, 02/17/2041(1)	1,137,805
1,355,000	4.65%, 03/17/2040(1)	1,321,986
910,000	5.50%, 10/27/2039(1)	895,310
	PRPM LLC
2,019,949	4.00%, 11/25/2053(1)(3)	1,969,022
903,008	4.00%, 01/25/2054(1)(3)	879,723
1,147,286	4.79%, 06/25/2026(1)(3)	1,123,134
360,682	5.36%, 11/25/2025(1)(3)	360,901
1,704,590	6.41%, 08/25/2029(1)(3)	1,697,473
794,987	6.47%, 07/25/2026(1)(3)	769,005
1,161,308	6.67%, 08/25/2026(1)(3)	1,132,921
1,006,161	6.72%, 04/25/2026(1)(3)	995,000
1,870,000	6.97%, 10/25/2026(1)(4)	1,848,912
931,886	7.03%, 03/25/2029(1)(3)	935,439
	Ready Capital Mortgage Financing LLC
395,000	6.75%, 07/25/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	389,735
1,080,918	7.11%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	1,083,578
3,000,000	Santander Drive Auto Receivables Trust 4.93%, 09/17/2029	3,006,828
845,000	SG Commercial Mortgage Securities Trust 4.81%, 10/10/2048(4)	745,562
1,635,000	STAR Trust 7.32%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,600,085
3,428,826	Stonepeak ABS 2.68%, 02/28/2033(1)	3,268,080
2,475,000	Subway Funding LLC 6.03%, 07/30/2054(1)	2,492,665
3,034,388	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	3,028,711
3,147,000	Triangle Re Ltd. 10.11%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,357,667
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	475,856
1,210,000	5.70%, 06/17/2040(1)	1,208,136
	VCAT LLC
3,509,512	3.84%, 08/25/2051(1)(3)	3,363,197
1,278,411	3.97%, 09/25/2051(1)(3)	1,233,872
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,471,695
1,030,553	6.15%, 07/25/2069(1)(3)	1,032,805
1,667,697	6.19%, 06/25/2069(1)(3)	1,679,367
1,286,579	6.22%, 06/25/2069(1)(3)	1,295,638
1,301,000	VINE Trust 4.50%, 03/17/2041(1)	1,241,992
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	976,197
237,958	VOLT C LLC 4.99%, 05/25/2051(1)(3)	235,911
780,716	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	770,902
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.5% - (continued)
	United States - 6.1% - (continued)
$ 759,757	VOLT XCIV LLC 5.24%, 02/27/2051(1)(3)	$756,578
578,789	VOLT XCV LLC 5.24%, 03/27/2051(1)(3)	574,481
323,214	VOLT XCVI LLC 5.12%, 03/27/2051(1)(3)	318,492
1,925,857	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,877,726
1,358,850	Wave LLC 3.60%, 09/15/2044(1)	1,257,045
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,327,627
1,455,000	3.15%, 09/15/2057(1)	1,353,486
	Wells Fargo NA
3,426,973	0.93%, 02/15/2052(4)(5)	105,840
9,818,370	1.00%, 04/15/2052(4)(5)	360,724
9,325,856	1.20%, 03/15/2063(4)(5)	452,481
2,970,000	2.84%, 01/15/2063	2,598,119
2,240,000	4.66%, 11/15/2061(4)	2,156,919
1,350,000	Westlake Automobile Receivables Trust 6.47%, 03/15/2029(1)	1,382,149
2,065,428	WFRBS Commercial Mortgage Trust 4.61%, 09/15/2046(1)(4)	1,908,553
1,426,418	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,398,413
961,763	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	1,008,217
1,180,000	WSTN Trust 7.02%, 07/05/2037(1)(4)	1,193,872
		236,312,968
	Total Asset & Commercial Mortgage-Backed Securities (cost $331,007,300)	$328,348,797
CONVERTIBLE BONDS - 0.0%
	United States - 0.0%
580,000	NuVasive, Inc. 0.38%, 03/15/2025(6)	$568,526
	Total Convertible Bonds (cost $575,154)	$568,526
CORPORATE BONDS - 10.7%
	Brazil - 0.2%
2,477,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	$2,640,905
2,590,000	Braskem Netherlands Finance BV 8.00%, 10/15/2034(1)	2,583,525
1,825,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,627,648
		6,852,078
	Canada - 0.0%
1,148,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,191,684
250,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	250,000
		1,441,684
	China - 1.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(7)	1,134,756
1,755,000	Fortune Star BVI Ltd. 5.95%, 10/19/2025(7)	1,722,401
4,155,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(7)	4,001,680
The accompanying notes are an integral part of these financial statements.

138

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.7% - (continued)
	China - 1.2% - (continued)
	Meituan
$ 22,688,000	4.50%, 04/02/2028(1)	$22,157,114
17,210,000	4.63%, 10/02/2029(1)	16,739,293
2,055,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	1,866,242
		47,621,486
	Colombia - 0.3%
	Ecopetrol SA
4,083,000	4.63%, 11/02/2031	3,366,633
8,112,000	8.38%, 01/19/2036	7,928,293
2,042,000	8.88%, 01/13/2033	2,097,928
		13,392,854
	France - 0.3%
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	362,908
	Bertrand Franchise Finance SAS
EUR 145,000	6.50%, 07/18/2030(1)	163,843
510,000	6.96%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	557,299
$ 8,630,000	BPCE SA 2.38%, 01/14/2025(1)	8,584,609
EUR 1,350,000	Elior Group SA 3.75%, 07/15/2026(7)	1,457,331
		11,125,990
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	688,539
	India - 0.3%
	Adani Ports & Special Economic Zone Ltd.
5,202,000	4.00%, 07/30/2027(7)	4,940,971
8,792,000	4.38%, 07/03/2029(7)	8,152,943
		13,093,914
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	10,067,585
	Israel - 0.3%
8,962,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(7)	7,648,171
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,530,000	3.75%, 05/09/2027	1,655,480
877,000	6.00%, 01/31/2025	953,956
		10,257,607
	Italy - 0.1%
645,000	IMA Industria Macchine Automatiche SpA 6.97%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	707,847
1,845,000	TeamSystem SpA 6.68%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	2,016,682
		2,724,529
	Netherlands - 0.1%
$ 2,025,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	2,007,214
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(7)	705,782
		2,712,996
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.7% - (continued)
	Slovenia - 0.1%
	United Group BV
EUR 560,000	6.50%, 10/31/2031(1)	$610,358
1,070,000	7.79%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,160,983
		1,771,341
	Sweden - 0.0%
250,000	Verisure Holding AB 3.25%, 02/15/2027(7)	267,350
	United Kingdom - 0.5%
1,245,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	1,369,741
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	420,844
590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	600,585
550,000	Merlin Entertainments Ltd. 5.75%, 06/15/2026(1)	542,289
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(7)	12,664,150
700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(7)	962,779
2,700,000	Punch Finance PLC 6.13%, 06/30/2026(7)	3,450,706
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(7)	686,432
		20,697,526
	United States - 7.0%
$ 1,035,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	971,934
835,000	Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(1)	849,059
1,320,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	1,343,328
11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,372,658
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)(6)	1,431,150
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	643,122
655,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	633,333
4,245,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	4,236,383
2,375,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	2,471,648
685,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	723,523
1,991,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	1,976,734
93,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	94,825
	CCO Holdings LLC/CCO Holdings Capital Corp.
4,356,000	5.38%, 06/01/2029(1)	4,158,022
5,314,000	6.38%, 09/01/2029(1)	5,261,516
3,785,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	3,914,495
The accompanying notes are an integral part of these financial statements.

139

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.7% - (continued)
	United States - 7.0% - (continued)
	Charter Communications Operating LLC/Charter Communications Operating Capital
$ 12,765,000	3.70%, 04/01/2051	$7,972,996
10,515,000	4.80%, 03/01/2050	7,889,195
550,000	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(8)	567,406
315,000	Cinemark USA, Inc. 7.00%, 08/01/2032(1)	322,889
EUR 1,115,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(1)	1,211,537
	Clearway Energy Operating LLC
$ 670,000	3.75%, 02/15/2031(1)	598,105
700,000	4.75%, 03/15/2028(1)	678,999
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,501,313
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	324,078
	Credit Acceptance Corp.
550,000	6.63%, 03/15/2026(6)	549,458
1,570,000	9.25%, 12/15/2028(1)	1,661,307
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	397,250
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,740,586
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,302,474
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)(6)	700,340
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,167,481
$ 1,436,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	1,453,483
1,200,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,192,888
	EQM Midstream Partners LP
673,000	4.50%, 01/15/2029(1)	647,855
1,135,000	6.00%, 07/01/2025(1)	1,136,304
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,334,531
	Ford Motor Credit Co. LLC
7,609,000	4.06%, 11/01/2024	7,609,000
4,295,000	5.13%, 06/16/2025	4,284,049
3,005,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	3,123,944
1,600,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,413,655
	Freedom Mortgage Corp.
5,179,000	7.63%, 05/01/2026(1)	5,197,650
760,000	12.00%, 10/01/2028(1)	821,144
615,000	12.25%, 10/01/2030(1)	677,367
	Freedom Mortgage Holdings LLC
1,175,000	9.13%, 05/15/2031(1)	1,190,237
685,000	9.25%, 02/01/2029(1)	701,522
2,100,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	2,064,416
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,959,686
16,310,000	Goldman Sachs Group, Inc. 5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(9)	15,925,180
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.7% - (continued)
	United States - 7.0% - (continued)
$ 2,825,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	$2,790,772
	Icon Investments Six DAC
3,860,000	5.81%, 05/08/2027	3,936,753
1,110,000	5.85%, 05/08/2029	1,140,826
2,180,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	2,265,388
10,225,000	JP Morgan Chase & Co. 4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(9)	10,022,244
5,220,000	Las Vegas Sands Corp. 2.90%, 06/25/2025	5,139,549
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	553,528
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,758,606
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	582,284
600,000	6.88%, 04/15/2028(1)	610,846
810,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	824,220
	Meta Platforms, Inc.
5,070,000	5.40%, 08/15/2054	5,093,177
4,845,000	5.55%, 08/15/2064	4,911,001
	Nationstar Mortgage Holdings, Inc.
1,375,000	5.00%, 02/01/2026(1)	1,361,111
650,000	5.50%, 08/15/2028(1)	634,258
405,000	7.13%, 02/01/2032(1)	414,073
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,073,091
500,000	Newell Brands, Inc. 4.88%, 06/01/2025	499,090
860,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	848,160
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,457,610
800,000	3.88%, 08/15/2031(1)	702,576
	Occidental Petroleum Corp.
1,730,000	5.50%, 12/01/2025	1,733,408
4,753,000	5.88%, 09/01/2025	4,770,173
1,225,000	OneMain Finance Corp. 7.13%, 03/15/2026	1,254,996
6,055,000	Pacific Gas & Electric Co. 3.15%, 01/01/2026	5,921,887
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)	277,740
1,700,000	Regal Rexnord Corp. 6.05%, 02/15/2026	1,717,807
1,106,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	1,000,982
	Rocket Software, Inc.
3,762,000	6.50%, 02/15/2029(1)	3,498,178
2,875,000	9.00%, 11/28/2028(1)	2,994,905
	Royal Caribbean Cruises Ltd.
2,200,000	5.50%, 08/31/2026(1)	2,202,477
7,850,000	5.63%, 09/30/2031(1)	7,817,932
6,140,000	Royalty Pharma PLC 5.15%, 09/02/2029	6,177,233
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	194,268
725,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	739,410
The accompanying notes are an integral part of these financial statements.

140

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 10.7% - (continued)
	United States - 7.0% - (continued)
	Spirit AeroSystems, Inc.
$ 725,000	9.38%, 11/30/2029(1)	$781,921
875,000	9.75%, 11/15/2030(1)	971,314
25,000	Sprint LLC 7.63%, 03/01/2026	25,634
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
457,500	4.74%, 09/20/2029(1)	456,615
3,262,000	5.15%, 09/20/2029(1)	3,283,516
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	578,853
1,250,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,246,135
4,155,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	4,279,363
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	509,586
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,442,669
1,315,000	5.75%, 06/15/2027(1)	1,292,098
765,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	788,169
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	797,570
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,083,187
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	631,578
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	588,587
	Vital Energy, Inc.
1,440,000	7.88%, 04/15/2032(1)	1,383,865
575,000	9.75%, 10/15/2030	606,688
350,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	347,873
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	134,369
	Warnermedia Holdings, Inc.
5,760,000	3.64%, 03/15/2025	5,727,780
5,295,000	3.76%, 03/15/2027	5,099,571
2,725,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	2,718,273
1,825,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,797,184
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	488,750
405,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	397,263
		272,779,025
	Total Corporate Bonds (cost $414,524,758)	$415,494,504
FOREIGN GOVERNMENT OBLIGATIONS - 53.3%
	Australia - 7.1%
	Australia Government Bonds
AUD 43,782,000	1.00%, 11/21/2031(7)	$23,022,686
79,733,000	1.75%, 11/21/2032(7)	43,056,658
139,699,000	1.75%, 06/21/2051(7)	48,333,464
1,459,000	1.75%, 06/21/2051(7)	504,789
52,046,000	4.75%, 06/21/2054(7)	33,092,058
	New South Wales Treasury Corp.
43,380,000	1.75%, 03/20/2034(7)	21,323,639
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.3% - (continued)
	Australia - 7.1% - (continued)
AUD 30,697,000	4.25%, 02/20/2036(7)	$18,320,917
11,000,000	Queensland Treasury Corp. 5.00%, 07/21/2037(7)	6,916,887
	Treasury Corp. of Victoria
51,120,000	2.25%, 11/20/2034	25,609,689
12,535,000	5.00%, 11/20/2040	7,599,899
28,946,000	5.25%, 09/15/2038	18,336,534
58,983,000	Western Australian Treasury Corp. 2.00%, 10/24/2034(7)	29,425,007
		275,542,227
	Canada - 19.4%
CAD 114,112,000	Canada Government Bonds 3.50%, 09/01/2029	83,694,700
	Canada Treasury Bills
48,778,000	3.63%, 11/07/2024(10)	35,008,335
211,146,000	3.83%, 01/03/2025(10)	150,696,387
474,446,000	3.91%, 12/05/2024(10)	339,562,742
49,245,000	3.93%, 12/18/2024(10)	35,199,202
106,976,000	Ontario Treasury Bills 3.57%, 01/22/2025(10)	76,207,387
48,813,000	Quebec Treasury Bills 0.00%, 11/01/2024(10)	35,054,489
		755,423,242
	Colombia - 0.1%
$ 2,860,000	Colombia Government International Bonds 8.00%, 11/14/2035	2,892,362
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(7)	4,004,966
	Guatemala - 0.1%
$ 5,340,000	Guatemala Government Bonds 6.55%, 02/06/2037(1)	5,379,516
	Hungary - 0.1%
4,058,000	Hungary Government International Bonds 5.50%, 06/16/2034(7)	3,965,965
	Japan - 2.3%
JPY 1,047,330,390	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(11)	7,180,560
5,660,350,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	20,988,074
2,672,500,000	Japan Government Thirty Year Bonds 0.40%, 12/20/2049	11,917,549
7,688,800,000	Japan Treasury Discount Bills 0.05%, 11/11/2024(10)	50,604,049
		90,690,232
	Mexico - 0.1%
$ 4,231,000	Mexico Government International Bonds 6.40%, 05/07/2054	3,966,378
	New Zealand - 6.7%
	New Zealand Government Bonds
NZD 50,541,000	2.00%, 05/15/2032	25,727,855
9,808,000	2.75%, 04/15/2037(7)	4,787,693
8,976,000	2.75%, 05/15/2051	3,607,503
20,101,000	3.00%, 04/20/2029	11,538,720
73,459,000	4.25%, 05/15/2036	42,349,525
214,691,000	4.50%, 05/15/2030	130,842,326
70,276,000	5.00%, 05/15/2054	41,907,360
		260,760,982
The accompanying notes are an integral part of these financial statements.

141

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 53.3% - (continued)
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	$4,411,570
	Norway - 6.5%
	Norway Government Bonds
NOK 302,946,000	1.25%, 09/17/2031(7)	23,417,300
1,134,359,000	1.38%, 08/19/2030(7)	90,540,827
530,436,000	1.75%, 03/13/2025(7)	47,757,660
78,246,000	1.75%, 09/06/2029(7)	6,483,630
715,307,000	3.00%, 08/15/2033(7)	61,225,265
270,440,000	3.63%, 04/13/2034(7)	24,167,308
		253,591,990
	Oman - 0.1%
$ 3,005,000	Oman Government International Bonds 5.38%, 03/08/2027(7)	3,006,247
	Qatar - 0.1%
3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(7)	3,618,577
	Romania - 0.3%
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(7)	1,949,248
5,841,000	3.62%, 05/26/2030(7)	6,036,505
2,265,000	5.63%, 02/22/2036(1)	2,421,648
		10,407,401
	South Korea - 9.9%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	78,732,524
85,546,150,000	1.50%, 03/10/2025	61,659,527
109,431,170,000	2.25%, 06/10/2025	78,960,691
28,291,840,000	2.38%, 12/10/2031	19,683,420
73,553,480,000	3.38%, 06/10/2032	54,379,186
94,326,810,000	3.50%, 09/10/2028	69,817,798
27,989,470,000	4.25%, 12/10/2032	21,873,376
		385,106,522
	United Kingdom - 0.3%
GBP 7,412,294	U.K. Inflation-Linked Gilts 0.75%, 11/22/2033(7)(11)	9,513,791
	Total Foreign Government Obligations (cost $2,161,724,646)	$2,072,281,968
SENIOR FLOATING RATE INTERESTS - 4.9%(12)
	Belgium - 0.0%
$ 1,485,000	Belron Finance 2019 LLC 7.49%, 10/16/2031, 1 mo. USD Term SOFR + 2.75%	$1,489,945
	Canada - 0.2%
731,325	Air Canada 7.25%, 03/21/2031, 3 mo. USD Term SOFR + 2.50%	731,405
2,170,346	Great Canadian Gaming Corp. 9.01%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	2,166,006
1,870,862	Ontario Gaming GTA LP 8.89%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,869,852
1,431,646	Open Text Corp. 6.94%, 01/31/2030, 1 mo. USD Term SOFR + 2.25%	1,435,497
		6,202,760
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	France - 0.0%
EUR 365,000	Banijay Entertainment SAS 7.03%, 03/01/2028, 1 mo. EURIBOR + 3.75%	$398,938
	Germany - 0.0%
1,855,000	TK Elevator Midco GmbH 7.59%, 04/30/2030, 6 mo. EURIBOR + 4.00%	2,021,146
	Hong Kong - 0.0%
	Fugue Finance BV
$ 1,017,450	8.81%, 02/26/2031, 3 mo. USD Term SOFR + 3.75%	1,021,906
355,498	9.06%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	356,888
		1,378,794
	Ireland - 0.1%
1,109,425	Cimpress PLC 7.69%, 05/17/2028, 1 mo. USD Term SOFR + 3.00%	1,108,038
EUR 1,000,000	Virgin Media Ireland Ltd. 6.82%, 07/15/2029, 1 mo. EURIBOR + 3.58%	1,074,153
		2,182,191
	Luxembourg - 0.1%
	Chrysaor Bidco SARL
$ 16,527	0.00%, 05/14/2031, 1 mo. USD Term SOFR + 3.50%(13)	16,572
223,473	0.00%, 07/17/2031, 1 mo. USD Term SOFR + 3.50%(13)	224,088
EUR 600,000	INEOS Finance PLC 7.15%, 02/07/2031, 1 mo. EURIBOR + 4.00%	652,467
$ 513,713	INEOS U.S. Finance LLC 8.44%, 02/07/2031, 1 mo. USD Term SOFR + 3.75%	514,781
EUR 336,827	Matterhorn Telecom SA 6.08%, 09/15/2026, 3 mo. EURIBOR + 2.63%	366,552
$ 700,559	Zacapa SARL 8.35%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	700,658
		2,475,118
	Netherlands - 0.1%
EUR 1,625,000	Pegasus Bidco BV 7.04%, 07/12/2029, 3 mo. EURIBOR + 3.50%	1,769,591
325,000	TMF Group Holding BV 6.99%, 05/03/2028, 3 mo. EURIBOR + 3.75%	354,226
622,009	Ziggo BV 6.25%, 01/31/2029, 1 mo. EURIBOR + 3.00%	664,648
		2,788,465
	Puerto Rico - 0.0%
$ 796,500	Evertec Group LLC 7.94%, 10/30/2030, 1 mo. USD Term SOFR + 3.25%	796,500
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	6.35%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,227,375
1,892,852	6.60%, 05/30/2030, 3 mo. EURIBOR + 3.50%	2,064,652
		3,292,027
The accompanying notes are an integral part of these financial statements.

142

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	United Kingdom - 0.3%
EUR 1,645,000	Belron U.K. Finance PLC 0.00%, 10/16/2031, 3 mo. EURIBOR + 3.00%(13)	$1,789,724
$ 845,000	Clear Channel International BV 7.50%, 04/01/2027	828,100
1,279,560	Crown Finance U.S., Inc. 6.30%, 07/31/2028, 1 mo. USD Term SOFR + 7.00%	1,287,097
EUR 425,000	DLG Acquisitions Ltd. 7.54%, 05/16/2031, 3 mo. EURIBOR + 4.00%	463,528
1,645,000	Froneri International Ltd. 5.72%, 01/29/2027, 6 mo. EURIBOR + 2.13%	1,786,217
	Howden Group Holdings Ltd.
375,000	7.19%, 02/15/2031, 1 mo. EURIBOR + 4.00%	409,244
$ 1,084,550	8.19%, 02/15/2031, 1 mo. USD Term SOFR + 3.50%	1,086,752
EUR 1,475,000	Inspired Finco Holdings Ltd. 7.15%, 02/28/2031, 1 mo. EURIBOR + 4.00%	1,608,154
725,000	Lernen Bidco Ltd. 8.03%, 04/25/2029, 6 mo. EURIBOR + 4.25%	789,360
$ 135,000	Lernen U.S. Finco LLC 8.59%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	135,506
EUR 1,265,000	Lorca Holdco Ltd. 7.20%, 03/25/2031, 6 mo. EURIBOR + 3.50%	1,377,407
		11,561,089
	United States - 4.0%
$ 280,000	AAL Delaware Holdco, Inc. 8.19%, 07/30/2031, 1 mo. USD Term SOFR + 3.50%	281,168
365,000	A-AP Buyer, Inc. 7.85%, 09/09/2031, 3 mo. USD Term SOFR + 3.25%	365,913
3,125,142	ABG Intermediate Holdings 2 LLC 7.45%, 12/21/2028, 1 mo. USD Term SOFR + 2.75%	3,130,611
3,247,109	Acrisure LLC 8.01%, 11/06/2030, 1 mo. USD Term SOFR + 3.25%	3,238,991
708,225	AI Aqua Merger Sub, Inc. 8.36%, 07/31/2028, 1 mo. USD Term SOFR + 3.50%	709,330
3,205,000	Alliant Holdings Intermediate LLC 7.76%, 09/19/2031, 1 mo. USD Term SOFR + 3.00%	3,188,975
1,105,000	Amentum Holdings, Inc. 6.94%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,104,171
	Aramark Services, Inc.
550,000	6.69%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	550,000
572,130	6.69%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	571,952
974,248	Aretec Group, Inc. 8.69%, 08/09/2030, 1 mo. USD Term SOFR + 4.00%	968,617
1,695,000	AS Mileage Plan IP Ltd. 6.66%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,690,051
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	United States - 4.0% - (continued)
$ 225,000	AssuredPartners, Inc. 8.19%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	$225,306
	Asurion LLC
1,219,145	8.79%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,207,393
867,470	8.94%, 09/19/2030, 1 mo. USD Term SOFR + 4.25%	856,844
1,029,362	9.04%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,022,928
1,211,285	AthenaHealth Group, Inc. 7.94%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	1,206,488
	Banff Merger Sub, Inc.
EUR 720,000	7.06%, 07/30/2031, 3 mo. EURIBOR + 4.00%	780,243
$ 525,000	8.34%, 07/30/2031, 3 mo. USD Term SOFR + 3.75%	523,210
1,410,533	Berlin Packaging LLC 8.58%, 06/09/2031, 3 mo. USD Term SOFR + 3.75%	1,412,931
2,760,143	Blackhawk Network Holdings, Inc. 9.69%, 03/12/2029, 1 mo. USD Term SOFR + 5.00%	2,771,183
	Caesars Entertainment, Inc.
1,582,875	7.44%, 02/06/2030, 1 mo. USD Term SOFR + 2.75%	1,582,210
1,034,800	7.44%, 02/06/2031, 1 mo. USD Term SOFR + 2.75%	1,034,314
1,490,279	Camelot U.S. Acquisition LLC 7.44%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	1,491,397
411,442	Carnival Corp. 7.44%, 08/08/2027, 1 mo. USD Term SOFR + 2.75%	412,216
1,396,382	Catalent Pharma Solutions, Inc. 6.86%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,395,070
1,288,525	Century DE Buyer LLC 8.60%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	1,290,406
1,988,762	Chamberlain Group, Inc. 8.04%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,984,546
4,987,312	Charter Communications Operating LLC 6.59%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	4,950,157
1,346,256	Cinemark USA, Inc. 7.91%, 05/24/2030, 3 mo. USD Term SOFR + 3.25%	1,349,339
2,083,920	Clydesdale Acquisition Holdings, Inc. 7.86%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,078,189
680,000	Concentra Health Services, Inc. 6.94%, 07/28/2031, 1 mo. USD Term SOFR + 2.25%	680,850
545,000	Construction Partners, Inc. 7.17%, 10/29/2031, 1 mo. USD Term SOFR + 2.50%	545,000
1,458,975	Core & Main LP 6.97%, 02/09/2031, 1 mo. USD Term SOFR + 2.25%	1,458,362
6,421,433	CP Atlas Buyer, Inc. 8.54%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	6,244,137
The accompanying notes are an integral part of these financial statements.

143

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	United States - 4.0% - (continued)
$ 1,200,000	Crown Finance U.S., Inc. 0.00%, 10/31/2031, 1 mo. USD Term SOFR + 5.25%(13)	$1,188,000
1,425,000	Directv Financing LLC 9.85%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	1,426,511
1,055,000	Dragon Buyer, Inc. 7.90%, 09/30/2031, 3 mo. USD Term SOFR + 3.25%	1,048,079
3,730,817	Dun & Bradstreet Corp. 7.47%, 01/18/2029, 1 mo. USD Term SOFR + 2.75%	3,736,637
	Emerald Borrower LP
492,494	7.56%, 05/31/2030, 3 mo. USD Term SOFR + 2.50%	491,598
710,000	7.56%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	708,985
510,000	Endo Luxembourg Finance Co. I SARL 8.71%, 04/23/2031, U.S. (Fed) Prime Rate + 3.00%	510,321
1,275,898	Endure Digital, Inc. 8.47%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	1,156,601
1,167,068	Ensemble RCM LLC 7.59%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,168,095
1,337,258	EP Purchaser LLC 8.37%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,330,572
	Epicor Software Corp.
617,544	7.94%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	619,181
72,456	8.10%, 05/30/2031, 1 mo. USD Term SOFR + 3.25%	72,648
1,471,129	EW Scripps Co. 7.36%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	1,444,648
1,435,600	Filtration Group Corp. 8.30%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,437,394
	First Brands Group LLC
2,191,649	9.85%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,127,280
550,000	13.35%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	508,750
1,345,000	Fortress Intermediate 3, Inc. 8.44%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,342,202
	Getty Images, Inc.
EUR 900,000	8.19%, 02/19/2026, 1 mo. EURIBOR + 5.00%	957,437
$ 318,690	8.85%, 02/19/2026, 6 mo. USD Term SOFR + 4.50%	316,500
695,000	Golden State Foods LLC 0.00%, 10/07/2031, 1 mo. USD Term SOFR + 4.25%(13)	695,000
1,396,401	Great Outdoors Group LLC 8.55%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,398,496
	Groundworks LLC
154,601	1.71%, 03/14/2031, 3 mo. USD Term SOFR + 3.25%(14)	154,167
838,236	8.05%, 03/14/2031, 1 mo. USD Term SOFR + 3.25%	835,881
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	United States - 4.0% - (continued)
$ 1,109,183	Hanesbrands, Inc. 8.44%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	$1,116,116
601,975	Hilton Grand Vacations Borrower LLC 6.94%, 01/17/2031, 1 mo. USD Term SOFR + 2.25%	598,309
	Hobbs & Associates LLC
87,727	1.63%, 07/23/2031, 3 mo. USD Term SOFR + 1.63%(14)	87,654
877,273	7.94%, 07/23/2031, 1 mo. USD Term SOFR + 3.25%	876,545
2,892,606	HUB International Ltd. 7.37%, 06/20/2030, 3 mo. USD Term SOFR + 2.75%	2,897,812
258,790	Ingram Micro, Inc. 7.56%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	258,816
3,276,914	Iron Mountain, Inc. 6.69%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	3,252,337
1,165,000	JetBlue Airways Corp. 10.52%, 08/27/2029, 3 mo. USD Term SOFR + 5.50%	1,156,845
2,936,352	LBM Acquisition LLC 8.67%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	2,891,572
2,875,000	Lsf12 Crown U.S. Commercial Bidco LLC 0.00%, 10/10/2031, 1 mo. USD Term SOFR + 4.25%(13)	2,867,812
925,000	LTI Holdings, Inc. 9.44%, 07/19/2029, 1 mo. USD Term SOFR + 4.75%	918,830
1,159,308	MajorDrive Holdings IV LLC 8.87%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,161,789
	McAfee LLC
EUR 1,509,267	6.56%, 03/01/2029, 1 mo. EURIBOR + 3.50%	1,633,316
$ 3,361,550	8.10%, 03/01/2029, 1 mo. USD Term SOFR + 3.25%	3,351,734
3,448,019	MH Sub I LLC 8.94%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	3,425,159
673,313	MI Windows & Doors LLC 7.69%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	674,915
EUR 613,429	MKS Instruments, Inc. 5.90%, 08/17/2029, 1 mo. EURIBOR + 2.75%	667,677
$ 1,038,333	NCR Atleos LLC 8.40%, 03/27/2029, 3 mo. USD Term SOFR + 3.75%	1,038,333
867,825	OMNIA Partners LLC 7.87%, 07/25/2030, 3 mo. USD Term SOFR + 3.25%	869,092
963,471	Oryx Midstream Services Permian Basin LLC 7.92%, 10/05/2028, 1 mo. USD Term SOFR + 3.00%	963,336
2,148,743	Peraton Corp. 8.54%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,076,223
1,500,000	Petco Health & Wellness Co., Inc. 8.12%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,423,320
525,975	R1 RCM, Inc. 7.69%, 06/21/2029, 1 mo. USD Term SOFR + 3.00%	521,383
	Rocket Software, Inc.
EUR 975,000	7.90%, 11/28/2028, 1 mo. EURIBOR + 4.75%	1,061,150
The accompanying notes are an integral part of these financial statements.

144

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	United States - 4.0% - (continued)
$ 1,084,523	9.44%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	$1,085,748
	Ryan LLC
82,381	3.50%, 11/14/2030, 3 mo. USD Term SOFR + 3.50%(14)	82,149
778,706	8.19%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	776,518
1,352,662	SCIH Salt Holdings, Inc. 8.09%, 03/16/2027, 3 mo. USD Term SOFR + 3.50%	1,355,205
1,371,897	Sedgwick Claims Management Services, Inc. 7.59%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	1,372,089
13,597,471	Sinclair Television Group, Inc. 7.30%, 09/30/2026, 1 mo. USD Term SOFR + 2.50%	13,104,563
1,348,209	SS&C Technologies, Inc. 6.69%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,347,818
1,475,000	Staples, Inc. 10.69%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,362,266
1,357,723	Tamko Building Products LLC 7.49%, 09/20/2030, 1 mo. USD Term SOFR + 2.75%	1,357,723
1,885,098	Tecta America Corp. 8.80%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,889,811
1,840,000	Tempur Sealy International, Inc. 7.24%, 10/03/2031, 1 mo. USD Term SOFR + 2.50%	1,838,473
EUR 500,000	Touchdown Acquirer, Inc. 7.35%, 02/21/2031, 3 mo. EURIBOR + 4.00%	545,235
$ 1,835,787	TransDigm, Inc. 7.10%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	1,837,292
	Truist Insurance Holdings LLC
1,485,000	7.85%, 05/06/2031, 3 mo. USD Term SOFR + 3.25%	1,485,936
655,000	9.35%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	663,024
3,114,795	UFC Holdings LLC 7.64%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	3,116,415
	USI, Inc.
1,617,206	7.35%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	1,616,397
1,386,035	7.35%, 09/27/2030, 3 mo. USD Term SOFR + 2.75%	1,385,176
1,795,000	Varsity Brands, Inc. 8.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.75%	1,786,779
	Virgin Media Bristol LLC
1,650,000	7.42%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,600,500
2,225,000	7.72%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	2,158,250
613,463	Wand NewCo 3, Inc. 7.91%, 01/30/2031, 1 mo. USD Term SOFR + 3.25%	613,285
326,166	Waystar Technologies, Inc. 7.44%, 10/22/2029, 1 mo. USD Term SOFR + 2.75%	327,118
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.9%(12) - (continued)
	United States - 4.0% - (continued)
$ 1,881,504	William Morris Endeavor Entertainment LLC 7.54%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	$1,880,921
1,187,122	WW International, Inc. 8.30%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	281,942
		157,638,189
	Total Senior Floating Rate Interests (cost $193,519,890)	$192,225,162
U.S. GOVERNMENT AGENCIES - 3.2%
	United States - 3.2%
	Federal Home Loan Mortgage Corp. - 1.7%
5,047,170	1.87%, 11/25/2047(4)(5)	$376,826
6,240,000	1.91%, 03/25/2048(4)(5)	508,485
5,823,080	1.95%, 10/25/2047(4)(5)	457,062
7,245,592	2.12%, 06/25/2044(4)(5)	231,901
3,742,315	2.31%, 12/25/2045(4)(5)	292,767
1,070,000	2.32%, 01/25/2046(4)(5)	84,367
1,038,099	2.59%, 04/25/2028(4)(5)	82,166
775,000	2.78%, 04/25/2031(4)(5)	107,774
1,649,482	2.78%, 10/25/2055(4)(5)	251,184
1,441,574	3.50%, 01/15/2033(5)	133,671
653,359	3.50%, 05/15/2036(5)	64,656
517,803	5.00%, 09/15/2036(5)	79,268
1,165,000	6.08%, 10/25/2044, 30 day USD SOFR Average + 1.05%(1)(2)	1,165,364
4,796,759	6.11%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,801,873
1,250,000	6.48%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	1,251,953
665,977	6.66%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	633,306
1,190,000	6.81%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,195,201
784,560	7.16%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	782,416
3,350,000	7.49%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,349,946
4,050,501	7.71%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	4,098,106
1,490,000	7.76%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,541,362
1,490,000	8.21%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,551,463
1,709,000	8.21%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,785,905
1,069,875	8.36%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	1,114,681
1,075,000	8.41%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,128,660
2,947,349	8.46%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	3,038,072
3,175,000	8.56%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,345,495
1,045,000	8.86%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,110,636
1,095,000	9.32%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,171,650
3,500,000	9.42%, 03/25/2030, 30 day USD SOFR Average + 4.56%(2)	3,745,000
The accompanying notes are an integral part of these financial statements.

145

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.2% - (continued)
	United States - 3.2% - (continued)
	Federal Home Loan Mortgage Corp. - 1.7% - (continued)
$ 1,525,000	9.86%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	$1,671,805
1,930,000	10.11%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,079,433
2,110,000	10.21%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,293,534
1,650,000	10.51%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,780,704
2,730,000	10.61%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	3,038,621
3,195,000	10.86%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,524,500
2,545,000	11.61%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,859,384
845,000	12.46%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	978,799
2,353,621	12.52%, 12/25/2027, 30 day USD SOFR Average + 7.66%(2)	2,438,959
1,269,025	12.92%, 05/25/2025, 30 day USD SOFR Average + 8.06%(2)	1,313,748
2,377,777	13.77%, 03/25/2028, 30 day USD SOFR Average + 8.91%(2)	2,472,903
1,090,910	16.22%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,283,936
		65,217,542
	Federal National Mortgage Association - 0.1%
3,661,888	2.50%, 02/25/2051(5)	544,473
5,046,696	2.50%, 06/25/2052(5)	787,069
4,138,296	2.50%, 09/25/2052(5)	646,033
1,046,511	3.00%, 01/25/2028(5)	29,253
2,232,677	3.00%, 10/25/2051(5)	372,662
1,752,642	3.00%, 01/25/2052(5)	251,903
800,008	3.50%, 04/25/2028(5)	20,982
4,372,842	3.50%, 11/25/2051(5)	771,139
498,126	4.00%, 01/25/2028(5)	13,182
1,505,871	4.50%, 03/25/2048(5)	302,438
1,814,970	4.50%, 05/25/2049(5)	327,888
1,299,233	5.50%, 08/25/2044(5)	215,897
462,516	5.50%, 06/25/2048(5)	87,256
		4,370,175
	Government National Mortgage Association - 0.0%
1,101,380	3.50%, 10/20/2029(5)	65,300
948,705	3.50%, 01/20/2030(5)	56,123
1,139,703	3.50%, 11/20/2031(5)	70,113
2,817,877	4.00%, 01/16/2040(5)	484,026
430,691	4.00%, 01/16/2046(5)	73,875
117,330	4.50%, 04/20/2045(5)	20,350
196,259	5.00%, 07/16/2044(5)	40,844
539,060	5.00%, 12/16/2045(5)	87,573
955,561	5.00%, 07/16/2047(5)	193,310
472,356	5.00%, 09/20/2047(5)	96,817
512,324	5.00%, 11/16/2047(5)	101,742
1,010,188	5.00%, 06/20/2048(5)	127,565
2,022,921	5.50%, 11/16/2046(5)	372,550
375,278	5.50%, 02/20/2047(5)	50,400
554,005	5.90%, 07/20/2039(4)(5)	21,275
788,481	6.00%, 09/20/2045(5)	152,186
		2,014,049
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 3.2% - (continued)
	United States - 3.2% - (continued)
	Uniform Mortgage-Backed Security - 1.4%
$ 5,712,000	4.50%, 11/01/2054(15)	$5,422,431
49,350,000	5.50%, 11/01/2054(15)	48,881,127
		54,303,558
	Total U.S. Government Agencies (cost $125,939,876)	$125,905,324
U.S. GOVERNMENT SECURITIES - 6.9%
	United States - 6.9%
	U.S. Treasury Bonds - 0.6%
35,821,000	2.00%, 08/15/2051	$21,691,294
	U.S. Treasury Inflation-Indexed Notes - 1.9%
4,024,556	1.75%, 01/15/2034(11)	3,948,069
70,697,955	2.13%, 04/15/2029(11)	71,446,597
		75,394,666
	U.S. Treasury Notes - 4.4%
168,981,000	4.50%, 05/31/2029(16)	171,410,102
	Total U.S. Government Securities (cost $273,663,382)	$268,496,062
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(17)	$18,245
2,085,000	Unifin Financiera SAB de CV*(17)(18)(19)	208,500
	Total Common Stocks (cost $125,100)	$226,745
	Total Long-Term Investments (cost $3,501,080,106)	$3,403,547,088
SHORT-TERM INVESTMENTS - 11.5%
	Repurchase Agreements - 0.1%
4,932,931	Fixed Income Clearing Corp. Repurchase Agreement dated 10/31/2024 at 4.85%, due on 11/01/2024 with a maturity value of $4,933,596; collateralized by U.S. Treasury Note at 4.63%, maturing 06/30/2026, with a market value of $5,031,687	$4,932,931
	Securities Lending Collateral - 0.1%
421,868	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.77%(20)	421,868
1,406,226	HSBC U.S. Government Money Market Fund, Institutional Class, 4.78%(20)	1,406,226
421,868	Invesco Government & Agency Portfolio, Institutional Class, 4.76%(20)	421,868
421,868	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.78%(20)	421,868
		2,671,830
The accompanying notes are an integral part of these financial statements.

146

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 11.5% - (continued)
	U.S. Treasury Securities - 11.3%
	U.S. Treasury Bills - 11.3%
$ 39,317,000	4.50%, 01/30/2025(10)		$38,881,122
109,124,000	4.55%, 01/07/2025(10)		108,217,194
223,698,000	4.68%, 11/21/2024(10)(21)(22)(23)		223,097,083
71,441,000	4.83%, 11/19/2024(10)		71,261,889
			441,457,288
	Total Short-Term Investments (cost $449,052,579)		$449,062,049
	Total Investments Excluding Purchased Options (cost $3,950,132,685)	99.0%	$3,852,609,137
	Total Purchased Options (cost $12,552,473)	0.3%	$9,856,309
	Total Investments (cost $3,962,685,158)	99.3%	$3,862,465,446
	Other Assets and Liabilities	0.7%	25,716,158
	Net Assets	100.0%	$3,888,181,604
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At October 31, 2024, the aggregate value of these securities was
$547,144,212, representing 14.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at October 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2024, the aggregate value of these securities was $564,132,781, representing 14.5% of net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	The rate shown represents current yield to maturity.
(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of October 31, 2024.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)
This security, or a portion of this security, has unfunded loan commitments. As of
October 31, 2024, the aggregate value of the unfunded commitment was
$323,970, which represents to 0.0% of total net assets.

(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of October 31, 2024, the market value of securities pledged was $262,723.
(17)	Investment valued using significant unobservable inputs.
(18)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $208,500 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500

(20)	Current yield as of period end.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of October 31, 2024, the market value of securities pledged was $13,115,664.
(22)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of October 31, 2024, the market value of securities pledged was $29,921,667.
The accompanying notes are an integral part of these financial statements.

147

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

(23)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of October 31, 2024, the market value of securities pledged was $3,233,005.

Exchange-Traded Option Contracts Outstanding at October 31, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option(1)	96.38	EUR	12/16/2024	441	EUR	1,102,500	$2,998	$15,072	$(12,074)
3 Mo. EURIBOR Future Option	96.75	EUR	12/16/2024	1,060	EUR	2,650,000	7,206	79,403	(72,197)
3 Mo. EURIBOR Future Option	97.00	EUR	12/16/2024	1,060	EUR	2,650,000	28,825	355,628	(326,803)
3 Mo. EURIBOR Future Option	96.75	EUR	03/17/2025	826	EUR	2,065,000	11,231	51,577	(40,346)
3 Mo. EURIBOR Future Option	97.25	EUR	03/17/2025	826	EUR	2,065,000	78,617	305,676	(227,059)
3 Mo. SOFR Future Option	96.13	USD	03/14/2025	549	USD	1,372,500	476,944	378,252	98,692
3 Mo. SOFR Future Option	95.50	USD	03/14/2025	549	USD	1,372,500	89,212	83,151	6,061
3 Mo. SONIA Future Option	95.50	GBP	12/13/2024	429	GBP	1,072,500	190,154	324,567	(134,413)
3 Mo. SONIA Future Option	95.65	GBP	12/13/2024	950	GBP	2,375,000	811,548	421,752	389,796
3 Mo. SONIA Future Option(1)	94.50	GBP	12/13/2024	1,379	GBP	3,447,500	11,113	209,984	(198,871)
U.S. Treasury 5-Year Note Future Option	109.75	USD	11/22/2024	6,500	USD	6,500,000	355,472	1,532,671	(1,177,199)
Total purchased exchange-traded option contracts							$2,063,320	$3,757,733	$(1,694,413)
Written option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.88	EUR	12/16/2024	(1,681)	EUR	(4,202,500)	$(22,856)	$(255,429)	$232,573
3 Mo. EURIBOR Future Option	96.63	EUR	12/16/2024	(883)	EUR	(2,207,500)	(6,003)	(144,854)	138,851
3 Mo. EURIBOR Future Option	97.00	EUR	03/17/2025	(1,653)	EUR	(4,132,500)	(44,951)	(244,680)	199,729
3 Mo. SOFR Future Option	95.75	USD	03/14/2025	(549)	USD	(1,372,500)	(192,150)	(160,461)	(31,689)
3 Mo. SOFR Future Option	95.88	USD	03/14/2025	(549)	USD	(1,372,500)	(271,069)	(215,361)	(55,708)
3 Mo. SONIA Future Option	95.00	GBP	12/13/2024	(2,758)	GBP	(6,895,000)	(44,454)	(1,074,482)	1,030,028
3 Mo. SONIA Future Option	95.35	GBP	12/13/2024	(950)	GBP	(2,375,000)	(145,466)	(75,573)	(69,893)
U.S. Treasury 5-Year Note Future Option	110.75	USD	11/22/2024	(6,500)	USD	(6,500,000)	(152,347)	(574,756)	422,409
Total Written Option Contracts exchange-traded option contracts							$(879,296)	$(2,745,596)	$1,866,300

(1)	Investment valued using significant unobservable inputs.

OTC Option Contracts Outstanding at October 31, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call USD vs. Put CAD	BOA	1.40	USD	12/16/2024	15,574,000	USD	15,574,000	$87,214	$74,708	$12,506
Call USD vs. Put CHF	UBS	0.89	USD	11/08/2024	20,745,000	USD	20,745,000	8,298	214,711	(206,413)
Call USD vs. Put CNH	BNP	7.35	USD	02/18/2025	13,849,000	USD	13,849,000	48,472	128,796	(80,324)
Call USD vs. Put CNH	JPM	7.35	USD	03/05/2025	13,878,000	USD	13,878,000	60,342	104,738	(44,396)
Call USD vs. Put CNH	BNP	7.37	USD	04/22/2025	13,746,000	USD	13,746,000	66,077	145,708	(79,631)
Call USD vs. Put CNY	MSC	7.29	USD	05/09/2025	14,041,000	USD	14,041,000	99,691	123,842	(24,151)
Total purchased OTC option contracts								$370,094	$792,503	$(422,409)
Written option contracts:
Call
Call USD vs. Put CAD	BOA	1.41	USD	12/16/2024	(15,574,000)	USD	(15,574,000)	$(46,722)	$(38,592)	$(8,130)
Puts
Call CNH vs. Put USD	BOA	0.88	USD	11/08/2024	(20,745,000)	USD	(20,745,000)	$(320,697)	$(178,532)	$(142,165)
Call CNH vs. Put USD	BNP	6.84	USD	02/18/2025	(13,849,000)	USD	(13,849,000)	(54,011)	(134,058)	80,047
Call CNH vs. Put USD	JPM	6.82	USD	03/05/2025	(13,878,000)	USD	(13,878,000)	(60,897)	(117,186)	56,289
Call CNH vs. Put USD	BNP	6.91	USD	04/22/2025	(13,746,000)	USD	(13,746,000)	(133,130)	(151,069)	17,939
The accompanying notes are an integral part of these financial statements.

148

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Option Contracts Outstanding at October 31, 2024 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Puts – (continued):
Call CNY vs. Put USD	MSC	6.81	USD	05/09/2025	(14,041,000)	USD	(14,041,000)	$(94,075)	$(120,753)	$26,678
Total puts								$(662,810)	$(701,598)	$38,788
Total Written Option Contracts OTC option contracts								$(709,532)	$(740,190)	$30,658

OTC Swaptions Outstanding at October 31, 2024
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$136,944	$135,409	$1,535
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	135,057	130,129	4,928
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	74,573	69,848	4,725
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	91,157	85,920	5,237
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	270,322	254,796	15,526
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	270,229	254,316	15,913
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	633,060	603,710	29,350
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	633,011	602,052	30,959
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	634,172	611,100	23,072
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	489,140	477,513	11,627
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	489,444	478,651	10,793
							$3,857,109	$3,703,444	$153,665
Put
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/02/2024	GBP	17,305,000	$83	$19,444	$(19,361)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/02/2024	GBP	17,305,000	45,886	122,341	(76,455)
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/05/2024	GBP	17,301,000	89	19,283	(19,194)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/05/2024	GBP	17,301,000	48,125	122,018	(73,893)
1 Year Interest Rate Swap Option*	UBS	6.25%	Pay	12/05/2024	GBP	17,301,000	76	16,200	(16,124)
1 Year Interest Rate Swap Option*	UBS	4.25%	Pay	12/05/2024	GBP	17,301,000	48,069	109,816	(61,747)
1 Year Interest Rate Swap Option*	MSC	6.25%	Pay	12/05/2024	GBP	17,301,000	60	12,999	(12,939)
1 Year Interest Rate Swap Option*	MSC	4.25%	Pay	12/05/2024	GBP	17,301,000	48,002	96,130	(48,128)
1 Year Interest Rate Swap Option*	CBK	2.15%	Pay	10/03/2025	EUR	34,995,000	113,619	77,192	36,427
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	111,153	135,408	(24,255)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	112,085	130,162	(18,077)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	66,885	69,848	(2,963)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	75,464	85,812	(10,348)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	223,826	254,797	(30,971)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	223,733	254,316	(30,583)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	524,458	603,710	(79,252)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	524,330	602,052	(77,722)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	525,491	611,100	(85,609)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	437,024	477,514	(40,490)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	437,328	478,651	(41,323)
							$3,565,786	$4,298,793	$(733,007)
Total purchased OTC swaption contracts							$7,422,895	$8,002,237	$(579,342)
The accompanying notes are an integral part of these financial statements.

149

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Swaptions Outstanding at October 31, 2024 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Put
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/02/2024	GBP	(34,605,000)	$(511)	$(96,767)	$96,256
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/05/2024	GBP	(34,604,000)	(594)	(96,530)	95,936
1 Year Interest Rate Swap Option*	UBS	5.25%	Pay	12/05/2024	GBP	(34,604,000)	(543)	(85,248)	84,705
1 Year Interest Rate Swap Option*	MSC	5.25%	Pay	12/05/2024	GBP	(34,603,000)	(473)	(70,788)	70,315
							$(2,121)	$(349,333)	$347,212

*	Swaptions with forward premiums.

Futures Contracts Outstanding at October 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government Bond	2,377	12/18/2024	$208,259,583	$(3,664,134)
Euro BUXL 30-Year Bond Future	50	12/06/2024	7,198,729	(32,461)
Euro-BOBL Future	4,066	12/06/2024	522,552,753	(4,555,594)
Euro-Schatz Future	5,450	12/06/2024	631,594,347	(2,335,336)
Korean 3-Year Bond Future	1,597	12/17/2024	122,494,529	(479,678)
U.S. Treasury 2-Year Note Future	605	12/31/2024	124,596,914	(203,795)
U.S. Treasury 5-Year Note Future	1,376	12/31/2024	147,554,500	(3,048,404)
U.S. Treasury 10-Year Note Future	400	12/19/2024	44,187,500	(133,084)
U.S. Treasury Ultra Bond Future	286	12/19/2024	35,928,750	194,020
Total				$(14,258,466)
Short position contracts:
Australian 3-Year Bond Future	(5,042)	12/16/2024	$(350,304,269)	$5,611,401
Australian 10-Year Bond Future	(1,004)	12/16/2024	(73,899,327)	3,380,102
Euro-BTP Italian Bond Future	(481)	12/06/2024	(62,549,479)	361,363
Euro-BUND Future	(166)	12/06/2024	(23,798,662)	361,273
French Government Bond Future	(73)	12/06/2024	(9,898,719)	67,145
Japanese 10-Years Bond Future	(180)	12/13/2024	(170,818,744)	206,584
Long Gilt Future	(420)	12/27/2024	(50,929,178)	1,386,298
U.S. Treasury 10-Year Ultra Future	(568)	12/19/2024	(64,610,000)	2,060,046
U.S. Treasury Long Bond Future	(205)	12/19/2024	(24,183,594)	303,594
Total				$13,737,806
Total futures contracts				$(520,660)

TBA Sale Commitments Outstanding at October 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 2.50%	$10,975,000	11/01/2054	$(9,078,354)	$210,097
Uniform Mortgage-Backed Security, 4.50%	11,425,000	11/01/2054	(10,845,811)	225,282
Uniform Mortgage-Backed Security, 4.50%	5,712,000	12/01/2054	(5,421,761)	21,150
Total TBA sale commitments (proceeds receivable $25,802,455)			$(25,345,926)	$456,529
At October 31, 2024, the aggregate market value of TBA Sale Commitments represents (0.7)% of total net assets.

The accompanying notes are an integral part of these financial statements.

150

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

OTC Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.14	CITI(2)	USD	875,000	3.00%	12/16/2072	Monthly	$—	$(140,945)	$(173,174)	$(32,229)
Total							$—	$(140,945)	$(173,174)	$(32,229)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC(3)	USD	3,270,000	5.00%	12/20/2026	Quarterly	$156,554	$—	$286,193	$129,639
NCL Corp. Ltd. (B+)	GSC(3)	USD	2,285,000	5.00%	12/20/2026	Quarterly	109,225	—	199,985	90,760
NCL Corp. Ltd. (B+)	GSC(3)	USD	980,000	5.00%	12/20/2026	Quarterly	46,992	—	85,770	38,778
Total							$312,771	$—	$571,948	$259,177
Total OTC credit default swap contracts							$312,771	$(140,945)	$398,774	$226,948

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)	At October 31, 2024, the counterparty had deposited in a segregated account securities with a value of $834,100 in connection with OTC Swap Contracts.
(3)	At October 31, 2024, the counterparty had deposited in a segregated account securities with a value of $1,150,600 in connection with OTC Swap Contracts.

OTC Interest Rate Swap Contracts Outstanding at October 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	2.65% Fixed	12 Mo. USD CPI	USD	11,830,000	09/15/2033	At Maturity	$—	$—	$(121,554)	$(121,554)
CBK	2.64% Fixed	12 Mo. USD CPI	USD	4,940,000	09/15/2033	At Maturity	—	—	(44,000)	(44,000)
CBK	12 Mo. USD CPI	2.61% Fixed	USD	4,940,000	09/15/2028	At Maturity	—	—	10,257	10,257
CBK	12 Mo. USD CPI	2.62% Fixed	USD	11,830,000	09/15/2028	At Maturity	—	—	30,237	30,237
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,460,000	02/15/2033	At Maturity	—	—	(802,692)	(802,692)
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,460,000	02/15/2028	At Maturity	—	—	432,208	432,208
JPM	2.63% Fixed	12 Mo. USD CPI	USD	9,690,000	09/15/2033	At Maturity	—	—	(81,893)	(81,893)
JPM	2.63% Fixed	12 Mo. USD CPI	USD	12,507,000	09/15/2033	At Maturity	—	—	(107,125)	(107,125)
JPM	12 Mo. USD CPI	2.60% Fixed	USD	9,690,000	09/15/2028	At Maturity	—	—	15,476	15,476
JPM	12 Mo. USD CPI	2.61% Fixed	USD	12,507,000	09/15/2028	At Maturity	—	—	25,970	25,970
MSC(1)	2.40% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(698,641)	(698,641)
MSC(1)	2.38% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(669,695)	(669,695)
MSC(1)	2.32% Fixed	12 Mo. EUR EURIBOR	EUR	16,700,000	02/15/2033	At Maturity	—	—	(539,414)	(539,414)
MSC(1)	12 Mo. EUR EURIBOR	2.31% Fixed	EUR	16,700,000	02/15/2028	At Maturity	—	—	257,695	257,695
MSC(1)	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	358,745	358,745
MSC(1)	12 Mo. EUR EURIBOR	2.41% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	360,680	360,680
Total OTC interest rate swap contracts							$—	$—	$(1,573,746)	$(1,573,746)

(1)	At October 31, 2024, the counterparty had deposited in a segregated account securities with a value of $1,106,900 in connection with OTC Swap Contracts.

Centrally Cleared Credit Default Swap Contracts Outstanding at October 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S42	USD	6,025,000	(1.00%)	12/20/2029	Quarterly	$180,112	$—	$175,151	$(4,961)
CDX.NA.HY.S43	USD	59,275,000	(5.00%)	12/20/2029	Quarterly	—	(4,288,609)	(4,457,184)	(168,575)
CDX.NA.IG.S41	USD	11,685,000	(1.00%)	06/20/2029	Quarterly	—	(144,918)	(165,449)	(20,531)
Total centrally cleared credit default swap contracts						$180,112	$(4,433,527)	$(4,447,482)	$(194,067)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

151

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. EUR EURIBOR	2.10% Fixed	EUR	30,334,000	02/15/2029	At Maturity	$—	$(94,606)	$146,953	$241,559
2.14% Fixed	12 Mo. EUR EURIBOR	EUR	5,684,000	04/15/2029	At Maturity	—	(2,069)	(71,706)	(69,637)
2.19% Fixed	12 Mo. EUR EURIBOR	EUR	30,334,000	02/15/2034	At Maturity	128,356	—	(470,683)	(599,039)
0.47% Fixed	12 Mo. JPY TONAR	JPY	15,905,285,000	12/18/2026	Annual	69,692	—	156,459	86,767
12 Mo. JPY TONAR	1.06% Fixed	JPY	844,346,000	12/18/2034	Annual	18,023	—	48,424	30,401
4.03% Fixed	12 Mo. SONIA	GBP	98,845,000	12/17/2026	Annual	—	(15,262)	(15,295)	(33)
3.50% Fixed	12 Mo. SONIA	GBP	16,529,000	06/17/2029	Annual	3,014	—	235,463	232,449
3.84% Fixed	12 Mo. SONIA	GBP	81,257,000	12/18/2029	Annual	465,576	—	852,366	386,790
3.38% Fixed	12 Mo. SONIA	GBP	20,708,000	03/19/2030	Annual	—	(8,072)	707,588	715,660
3.91% Fixed	12 Mo. SONIA	GBP	5,081,000	12/18/2034	Annual	—	(7,052)	51,294	58,346
12 Mo. USD CPI	2.35% Fixed	USD	23,640,000	02/15/2029	At Maturity	—	(244,321)	(118,289)	126,032
2.47% Fixed	12 Mo. USD CPI	USD	23,640,000	02/15/2034	At Maturity	275,205	—	28,284	(246,921)
3.69% Fixed	12 Mo. USD SOFR	USD	20,350,000	06/17/2029	Annual	—	(25,722)	(5,068)	20,654
3.00% Fixed	12 Mo. USD SOFR	USD	26,453,000	03/19/2030	Annual	—	(1,439)	851,896	853,335
3.13% Fixed	12 Mo. USD SOFR	USD	6,445,000	03/19/2035	Annual	8,808	—	326,759	317,951
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(135,714)	(1,576,647)	(1,440,933)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	(21,365)	(21,365)
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	(30,621)	(30,621)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(53,411)	(53,411)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(53,887)	(53,887)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(59,610)	(59,610)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(111,520)	(111,520)
12 Mo. USD SOFR	4.33% Fixed	USD	50,944,000	12/15/2040	Annual	—	—	254,710	254,710
12 Mo. USD SOFR	4.31% Fixed	USD	24,453,000	12/15/2040	Annual	—	—	116,214	116,214
12 Mo. USD SOFR	4.26% Fixed	USD	13,675,000	12/15/2043	Annual	—	—	163,921	163,921
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	155,583	—	1,589,439	1,433,856
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	130,809	130,809
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	67,858	67,858
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	63,452	63,452
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	61,956	61,956
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	48,421	48,421
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	45,175	45,175
3.87% Fixed	12 Mo. USD SOFR	USD	5,855,000	12/15/2048	Annual	—	—	(80,660)	(80,660)
3.88% Fixed	12 Mo. USD SOFR	USD	12,180,000	12/15/2048	Annual	—	—	(174,604)	(174,604)
3.43% Fixed	12 Mo. USD SOFR	USD	9,980,000	12/16/2053	Annual	—	—	(116,300)	(116,300)
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(25,939)	(138,277)	(112,338)
3 Mo. KRW KSDA	3.13% Fixed	KRW	151,123,762,000	03/20/2029	Quarterly	—	(456,900)	737,073	1,193,973
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Semi-Annual	—	(119,841)	2,796,735	2,916,576
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Semi-Annual	15,478	—	(57,740)	(73,218)
3 Mo. NZD NZDBBR	4.41% Fixed	NZD	1,251,356	12/18/2029	Semi-Annual	23,514	—	22,041	(1,473)
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Semi-Annual	54,262	—	19,815	(34,447)
3 Mo. NZD NZDBBR	4.16% Fixed	NZD	11,912,000	03/19/2035	Semi-Annual	—	(22,086)	(9,422)	12,664
3 Mo. SEK STIBOR	2.41% Fixed	SEK	207,405,000	06/17/2029	Annual	—	(4,084)	77,258	81,342
2.63% Fixed	3 Mo. SEK STIBOR	SEK	158,328,000	09/18/2029	Annual	—	(219,630)	(248,052)	(28,422)
3 Mo. SEK STIBOR	2.72% Fixed	SEK	143,360,000	12/18/2029	Annual	6,767	—	311,142	304,375
3 Mo. SEK STIBOR	2.50% Fixed	SEK	153,540,000	12/19/2034	Annual	—	(2,863)	(71,837)	(68,974)
3 Mo. SEK STIBOR	2.16% Fixed	SEK	63,403,000	03/19/2035	Annual	29,906	—	(137,342)	(167,248)
6 Mo. AUD BBSW	3.59% Fixed	AUD	20,646,000	03/19/2030	Semi-Annual	—	(7,754)	(416,767)	(409,013)
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(26,064)	(170,802)	(144,738)
6 Mo. AUD BBSW	3.91% Fixed	AUD	10,002,000	03/19/2035	Semi-Annual	—	(15,865)	(350,584)	(334,719)
3.00% Fixed	6 Mo. CAD CDOR	CAD	27,401,000	09/16/2029	Semi-Annual	51,158	—	(107,679)	(158,837)
2.53% Fixed	6 Mo. CAD CDOR	CAD	35,194,000	03/19/2030	Semi-Annual	—	(22,283)	339,721	362,004
6 Mo. CAD CDOR	3.41% Fixed	CAD	20,921,000	09/19/2034	Semi-Annual	—	(50,476)	72,617	123,093
2.81% Fixed	6 Mo. CAD CDOR	CAD	8,544,000	03/19/2035	Semi-Annual	—	(28,440)	130,669	159,109
6 Mo. EUR EURIBOR	2.84% Fixed	EUR	14,001,000	09/18/2029	Semi-Annual	218,679	—	309,368	90,689
6 Mo. EUR EURIBOR	2.25% Fixed	EUR	17,639,000	12/16/2029	Annual	—	(5,677)	(49,237)	(43,560)
6 Mo. EUR EURIBOR	2.22% Fixed	EUR	11,701,000	03/19/2030	Annual	—	(3,176)	(52,609)	(49,433)
The accompanying notes are an integral part of these financial statements.

152

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Centrally Cleared Interest Rate Swap Contracts Outstanding at October 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	$61,128	$—	$(1,372,715)	$(1,433,843)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(283,241)	1,534,573	1,817,814
2.03% Fixed	6 Mo. EUR EURIBOR	EUR	1,763,500	03/16/2054	Annual	—	(3,191)	(35,707)	(32,516)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(87,005)	1,985,061	2,072,066
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,045)	216,716	234,761
3.75% Fixed	6 Mo. NOK NIBOR	NOK	1,959,399,000	09/18/2029	Annual	—	(975,620)	2,738,224	3,713,844
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Annual	—	(13,971)	138,012	151,983
3.25% Fixed	6 Mo. NOK NIBOR	NOK	166,420,667	03/19/2030	Annual	420,413	—	490,615	70,202
3.59% Fixed	6 Mo. NOK NIBOR	NOK	65,318,000	12/18/2034	Annual	—	(5,548)	180,941	186,489
6 mo. PLN WIBOR	4.46% Fixed	PLN	8,907,000	12/18/2034	Annual	600	—	(122,835)	(123,435)
Total centrally cleared interest rate swaps contracts						$2,006,162	$(2,931,956)	$11,746,751	$12,672,545

Foreign Currency Contracts Outstanding at October 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,120,000	AUD	2,101,975	USD	MSC	11/04/2024	$(48,591)
6,400,000	AUD	4,314,189	USD	GSC	11/04/2024	(102,119)
11,355,000	AUD	7,625,462	USD	JPM	11/04/2024	(152,328)
5,175,000	AUD	3,583,501	USD	WEST	11/04/2024	(177,648)
23,545,000	AUD	15,801,914	USD	CBK	11/04/2024	(306,103)
18,555,000	AUD	12,632,646	USD	SSG	11/04/2024	(420,934)
25,105,000	AUD	17,057,684	USD	UBS	11/04/2024	(535,181)
29,025,000	AUD	19,775,336	USD	BNP	11/04/2024	(672,942)
26,140,000	AUD	17,906,314	USD	BOA	11/04/2024	(702,640)
51,900,000	AUD	35,804,052	USD	DEUT	11/04/2024	(1,646,796)
92,780,000	AUD	63,809,975	USD	RBC	11/04/2024	(2,748,120)
156,762,404	AUD	108,362,012	USD	BCLY	11/04/2024	(5,191,037)
70,867,404	AUD	46,501,899	USD	BCLY	12/03/2024	151,981
14,780,000	AUD	9,681,251	USD	UBS	12/03/2024	48,812
11,820,000	AUD	7,749,795	USD	MSC	12/03/2024	31,623
5,910,000	AUD	3,882,043	USD	GSC	12/03/2024	8,666
2,955,000	AUD	1,938,885	USD	CBK	12/03/2024	6,469
2,970,000	AUD	1,954,655	USD	SSG	12/03/2024	574
2,970,000	AUD	1,959,312	USD	RBC	12/03/2024	(4,083)
23,440,000	BRL	4,257,174	USD	GSC	11/04/2024	(205,366)
47,505,000	BRL	8,708,024	USD	CBK	11/04/2024	(496,371)
15,600,000	BRL	2,691,094	USD	MSC	12/03/2024	(3,243)
60,035,000	BRL	10,469,912	USD	UBS	12/03/2024	(125,997)
2,645,000	CAD	1,917,783	USD	UBS	11/04/2024	(17,851)
5,910,000	CAD	4,272,465	USD	BCLY	11/04/2024	(27,248)
2,425,000	CAD	1,792,702	USD	DEUT	11/04/2024	(50,799)
5,240,000	CAD	3,816,808	USD	SGG	11/04/2024	(52,859)
2,425,000	CAD	1,799,709	USD	GSC	11/04/2024	(57,806)
10,130,000	CAD	7,424,306	USD	JPM	11/04/2024	(147,818)
18,015,000	CAD	13,147,491	USD	SSG	11/04/2024	(207,124)
31,610,000	CAD	23,149,957	USD	TDB	11/04/2024	(444,154)
126,178,000	CAD	93,218,136	USD	BNP	11/04/2024	(2,583,122)
315,044,842	CAD	233,176,036	USD	RBC	11/04/2024	(6,875,941)
13,530,000	CAD	9,717,130	USD	JPM	12/03/2024	10,621
10,825,000	CAD	7,773,534	USD	CBK	12/03/2024	9,386
5,415,000	CAD	3,895,349	USD	DEUT	12/03/2024	(2,092)
7,010,000	CAD	5,048,501	USD	GSC	12/03/2024	(8,476)
412,950,000	CAD	297,317,918	USD	BCLY	12/03/2024	(416,606)
3,325,000	CHF	3,840,920	USD	DEUT	11/04/2024	11,398
3,305,000	CHF	3,839,891	USD	JPM	11/04/2024	(10,745)
21,210,000	CHF	24,602,108	USD	CBK	11/04/2024	(28,378)
The accompanying notes are an integral part of these financial statements.

153

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,385,000	CHF	7,442,254	USD	SSG	11/04/2024	$(44,646)
1,520,000	CHF	1,813,141	USD	GSC	11/04/2024	(52,082)
6,135,000	CHF	7,173,970	USD	SGG	11/04/2024	(66,010)
9,410,000	CHF	11,006,890	USD	BCLY	11/04/2024	(104,542)
44,635,000	CHF	52,536,945	USD	RBC	11/04/2024	(823,207)
42,015,000	CHF	49,516,027	USD	BNP	11/04/2024	(837,798)
40,175,000	CHF	47,515,968	USD	MSC	11/04/2024	(969,546)
39,097,000	CHF	45,157,393	USD	UBS	12/03/2024	282,228
30,350,000	CHF	35,191,996	USD	RBC	12/03/2024	81,618
6,765,000	CHF	7,814,568	USD	CBK	12/03/2024	47,904
1,690,000	CHF	1,957,332	USD	BCLY	12/03/2024	6,833
49,000,000	CLP	54,486	USD	CBK	11/04/2024	(3,521)
8,688,706,000	CLP	9,148,387	USD	MSC	11/04/2024	(111,288)
15,959,400,000	CLP	16,825,535	USD	GSC	11/04/2024	(226,207)
3,717,400,000	CLP	3,854,944	USD	JPM	12/03/2024	10,422
61,300,000	CLP	63,904	USD	GSC	12/03/2024	(165)
4,364,100,000	CLP	4,597,564	USD	MSC	12/03/2024	(59,757)
39,254,000	CNH	5,634,357	USD	CIB	11/04/2024	(120,480)
127,515,000	CNH	18,218,536	USD	JPM	11/04/2024	(306,933)
20,807,000	CNH	2,924,796	USD	GSC	12/03/2024	3,364
12,541,000	CNH	1,798,388	USD	JPM	05/22/2025	(13,618)
12,628,000	CNH	1,815,764	USD	GSC	06/20/2025	(15,414)
19,857,085,000	COP	4,733,569	USD	BNP	11/01/2024	(246,940)
59,571,254,000	COP	14,218,162	USD	CBK	11/01/2024	(758,276)
79,428,339,000	COP	18,351,356	USD	CBK	12/03/2024	(487,412)
52,130,000	CZK	2,234,253	USD	MSC	11/04/2024	5,375
17,430,000	CZK	746,814	USD	JPM	11/04/2024	2,020
60,840,000	CZK	2,637,801	USD	CBK	11/04/2024	(23,970)
222,260,000	CZK	9,777,757	USD	DEUT	11/04/2024	(228,942)
68,500,000	CZK	2,930,061	USD	DEUT	12/03/2024	14,695
12,172,000	DKK	1,820,678	USD	CBK	11/04/2024	(45,319)
12,172,000	DKK	1,769,495	USD	CBK	12/03/2024	8,471
63,309,000	EUR	68,874,560	USD	CBK	11/04/2024	3,253
8,741,000	EUR	9,550,994	USD	WEST	11/04/2024	(41,114)
13,577,000	EUR	14,819,686	USD	SSG	11/04/2024	(48,420)
11,926,000	EUR	13,043,124	USD	TDB	11/04/2024	(68,083)
59,359,000	EUR	64,744,859	USD	BCLY	11/04/2024	(164,498)
11,575,000	EUR	12,796,522	USD	CBA	11/04/2024	(203,358)
21,908,000	EUR	24,083,512	USD	DEUT	11/04/2024	(248,430)
36,186,000	EUR	39,664,743	USD	SCB	11/04/2024	(295,736)
21,137,000	EUR	23,294,375	USD	BOA	11/04/2024	(298,114)
23,077,000	EUR	25,518,176	USD	SGG	11/04/2024	(411,268)
36,730,000	EUR	40,406,045	USD	GSC	11/04/2024	(445,186)
77,145,000	EUR	84,677,886	USD	JPM	11/04/2024	(747,026)
58,372,000	EUR	64,317,311	USD	BNP	11/04/2024	(810,769)
68,240,000	EUR	75,133,281	USD	RBC	11/04/2024	(890,724)
123,000	EUR	133,347	USD	DEUT	11/29/2024	605
29,093,000	EUR	31,534,150	USD	DEUT	12/03/2024	155,227
26,918,000	EUR	29,228,379	USD	CBK	12/03/2024	91,893
29,008,000	EUR	31,545,390	USD	RBC	12/03/2024	51,402
7,193,000	EUR	7,806,773	USD	BNP	12/03/2024	28,159
8,952,000	EUR	9,724,839	USD	BCLY	12/03/2024	26,074
8,952,000	EUR	9,727,046	USD	GSC	12/03/2024	23,866
8,952,000	EUR	9,735,837	USD	JPM	12/03/2024	15,076
2,530,000	GBP	3,310,987	USD	SCB	11/04/2024	(48,697)
1,804,000	GBP	2,418,175	USD	TDB	11/04/2024	(92,021)
1,804,000	GBP	2,418,551	USD	GSC	11/04/2024	(92,396)
5,868,000	GBP	7,669,883	USD	BCLY	11/04/2024	(103,433)
2,704,000	GBP	3,592,879	USD	MSC	11/04/2024	(106,226)
5,856,000	GBP	7,658,966	USD	CIBC	11/04/2024	(107,990)
7,229,000	GBP	9,450,772	USD	JPM	11/04/2024	(129,391)
5,354,000	GBP	7,166,275	USD	WEST	11/04/2024	(262,599)
16,460,000	GBP	21,607,206	USD	RBC	11/04/2024	(382,979)
27,284,000	GBP	35,650,395	USD	CBK	11/04/2024	(469,240)
30,060,000	GBP	39,287,914	USD	BNP	11/04/2024	(527,266)
The accompanying notes are an integral part of these financial statements.

154

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
188,471,000	GBP	252,220,373	USD	BOA	11/04/2024	$(9,197,810)
1,497,000	GBP	1,943,013	USD	RBC	12/03/2024	(12,809)
1,497,000	GBP	1,945,241	USD	GSC	12/03/2024	(15,036)
2,990,000	GBP	3,871,772	USD	WEST	12/03/2024	(16,521)
2,994,000	GBP	3,878,068	USD	MSC	12/03/2024	(17,660)
5,987,000	GBP	7,761,086	USD	UBS	12/03/2024	(41,558)
10,466,000	GBP	13,551,691	USD	CBK	12/03/2024	(57,022)
10,624,000	GBP	13,791,571	USD	SSG	12/03/2024	(93,181)
30,157,000	GBP	39,133,138	USD	BCLY	12/03/2024	(249,255)
40,315,000	HKD	5,198,582	USD	SCB	04/16/2025	483
40,375,000	HKD	5,206,386	USD	SCB	04/17/2025	494
134,490,000	HKD	17,347,057	USD	SCB	05/12/2025	3,146
54,170,000	HKD	6,991,491	USD	GSC	06/18/2025	(224)
11,740,500,000	HUF	31,854,504	USD	BCLY	11/04/2024	(575,106)
2,919,600,000	HUF	7,732,864	USD	BCLY	12/03/2024	33,768
2,919,600,000	HUF	7,750,281	USD	DEUT	12/03/2024	16,350
41,210,000	ILS	10,992,016	USD	CBK	11/04/2024	41,351
23,828,000	ILS	6,360,173	USD	BCLY	11/04/2024	19,421
15,719,000	ILS	4,225,981	USD	BCLY	12/03/2024	(13,584)
5,340,785,000	INR	63,721,760	USD	DEUT	11/04/2024	(214,834)
1,819,902,000	INR	21,616,965	USD	UBS	12/03/2024	(1,836)
2,729,853,000	INR	32,424,716	USD	DEUT	12/03/2024	(2,022)
525,800,000	JPY	3,587,315	USD	SGG	11/01/2024	(126,292)
797,000,000	JPY	5,403,566	USD	MSC	11/01/2024	(157,397)
2,292,200,000	JPY	15,367,941	USD	BCLY	11/01/2024	(279,775)
1,036,700,000	JPY	7,196,107	USD	SSG	11/01/2024	(372,138)
1,299,200,000	JPY	8,980,063	USD	SCB	11/01/2024	(428,216)
2,015,574,000	JPY	13,739,135	USD	BOA	11/01/2024	(471,830)
2,428,600,000	JPY	16,533,324	USD	CIBC	11/01/2024	(547,320)
1,299,200,000	JPY	9,133,241	USD	DEUT	11/01/2024	(581,393)
1,803,700,000	JPY	12,536,803	USD	NWM	11/01/2024	(664,138)
3,683,920,000	JPY	25,456,855	USD	CBK	11/01/2024	(1,207,839)
5,924,780,000	JPY	40,664,114	USD	BNP	11/01/2024	(1,664,872)
5,834,100,000	JPY	40,228,552	USD	RBC	11/01/2024	(1,826,203)
5,627,435,000	JPY	39,574,746	USD	UBS	11/01/2024	(2,532,746)
4,595,335,000	JPY	30,104,962	USD	BNP	12/03/2024	270,217
1,191,800,000	JPY	7,829,440	USD	GSC	12/03/2024	48,362
810,399,000	JPY	5,314,595	USD	CBA	12/03/2024	42,145
1,191,800,000	JPY	7,846,012	USD	RBC	12/03/2024	31,790
509,500,000	JPY	3,338,868	USD	CBK	12/03/2024	28,929
4,741,250,000	KRW	3,565,386	USD	BOA	11/04/2024	(129,199)
10,332,210,000	KRW	7,664,276	USD	UBS	11/04/2024	(176,082)
34,509,358,000	KRW	25,482,663	USD	CBK	11/04/2024	(472,257)
19,974,360,000	KRW	15,067,788	USD	JPM	11/04/2024	(591,516)
47,791,900,000	KRW	36,608,120	USD	GSC	11/04/2024	(1,971,288)
148,990,810,000	KRW	112,353,262	USD	BCLY	11/04/2024	(4,373,259)
41,392,432,000	KRW	29,901,777	USD	CBK	12/03/2024	133,657
58,970,000	MXN	2,945,334	USD	GSC	11/04/2024	(614)
70,130,000	MXN	3,543,387	USD	BCLY	11/04/2024	(41,382)
35,110,000	MXN	1,815,324	USD	SGG	11/04/2024	(62,074)
139,670,000	MXN	7,052,576	USD	CBK	11/04/2024	(78,029)
210,170,000	MXN	10,703,648	USD	BNP	11/04/2024	(208,618)
360,930,000	MXN	18,250,923	USD	SSG	11/04/2024	(227,556)
581,317,000	MXN	29,574,427	USD	UBS	11/04/2024	(545,837)
620,040,000	MXN	30,677,302	USD	SSG	12/03/2024	131,711
311,540,000	MXN	15,470,479	USD	MSC	12/03/2024	9,554
38,120,000	NOK	3,555,294	USD	CBK	11/04/2024	(89,765)
57,250,000	NOK	5,372,343	USD	JPM	11/04/2024	(167,686)
76,240,000	NOK	7,115,315	USD	BCLY	11/04/2024	(184,257)
180,686,000	NOK	16,651,912	USD	BNP	11/04/2024	(225,559)
95,370,000	NOK	8,925,152	USD	SSG	11/04/2024	(254,965)
162,100,000	NOK	15,035,525	USD	SGG	11/04/2024	(298,844)
963,034,000	NOK	90,657,440	USD	MSC	11/04/2024	(3,107,011)
1,160,441,000	NOK	110,187,941	USD	UBS	11/04/2024	(4,691,036)
17,924,000	NOK	1,639,544	USD	JPM	12/03/2024	(9,807)
The accompanying notes are an integral part of these financial statements.

155

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
42,690,000	NOK	3,905,037	USD	CBK	12/03/2024	$(23,454)
83,642,000	NOK	7,645,045	USD	MSC	12/03/2024	(39,908)
1,520,909,000	NOK	138,574,373	USD	BNP	12/03/2024	(285,939)
12,145,000	NZD	7,371,664	USD	SSG	11/04/2024	(112,395)
9,390,000	NZD	5,728,966	USD	SCB	11/04/2024	(116,407)
24,640,000	NZD	15,112,878	USD	JPM	11/04/2024	(385,141)
45,511,000	NZD	27,599,930	USD	WEST	11/04/2024	(397,249)
14,567,000	NZD	9,230,392	USD	MSC	11/04/2024	(523,454)
17,762,000	NZD	11,261,390	USD	UBS	11/04/2024	(644,748)
31,562,000	NZD	19,545,982	USD	BCLY	11/04/2024	(680,851)
34,015,000	NZD	21,480,034	USD	CBK	11/04/2024	(1,148,702)
66,643,000	NZD	41,341,413	USD	BNP	11/04/2024	(1,507,786)
56,975,000	NZD	36,193,939	USD	ANZ	11/04/2024	(2,139,034)
183,541,000	NZD	112,690,547	USD	RBC	11/04/2024	(2,985,040)
181,740,000	NZD	114,524,601	USD	CBA	11/04/2024	(5,895,582)
123,375,000	NZD	73,488,689	USD	TDB	12/03/2024	270,517
19,495,000	NZD	11,617,265	USD	SSG	12/03/2024	37,735
6,530,000	NZD	3,906,903	USD	JPM	12/03/2024	(2,971)
4,011,000	PEN	1,077,646	USD	BOA	11/04/2024	(14,788)
6,665,000	PEN	1,791,908	USD	GSC	11/04/2024	(25,776)
8,023,000	PEN	2,152,670	USD	CBK	11/04/2024	(26,688)
235,610,000	PHP	4,208,825	USD	BCLY	11/04/2024	(154,751)
4,335,000	PLN	1,092,093	USD	JPM	11/04/2024	(9,215)
8,465,000	PLN	2,149,541	USD	DEUT	11/04/2024	(34,994)
58,878,000	PLN	14,887,227	USD	BCLY	11/04/2024	(179,573)
124,032,243	PLN	32,301,805	USD	MSC	11/04/2024	(1,318,696)
10,070,243	PLN	2,498,843	USD	UBS	12/03/2024	14,326
40,550,000	SEK	3,846,729	USD	BCLY	11/04/2024	(40,118)
19,840,000	SEK	1,913,412	USD	NWM	11/04/2024	(50,942)
38,100,000	SEK	3,670,495	USD	SGG	11/04/2024	(93,877)
74,170,000	SEK	7,149,998	USD	SSG	11/04/2024	(187,327)
54,860,000	SEK	5,344,966	USD	CBK	11/04/2024	(195,012)
36,300,000	SEK	3,617,279	USD	RBC	11/04/2024	(209,635)
124,600,000	SEK	12,012,910	USD	BNP	11/04/2024	(316,149)
90,880,000	SEK	8,896,859	USD	GSC	11/04/2024	(365,545)
92,460,000	SEK	9,099,577	USD	DEUT	11/04/2024	(419,941)
260,883,000	SEK	25,243,014	USD	JPM	11/04/2024	(752,757)
148,704,000	SEK	14,748,810	USD	UBS	11/04/2024	(789,298)
394,087,000	SEK	37,790,496	USD	MSC	11/04/2024	(795,781)
163,900,000	SEK	15,346,374	USD	MSC	12/03/2024	62,711
145,080,000	SEK	13,626,757	USD	CBK	12/03/2024	12,963
20,760,000	SEK	1,944,462	USD	BNP	12/03/2024	7,292
20,750,000	SEK	1,944,316	USD	GSC	12/03/2024	6,499
21,684,000	SEK	2,037,150	USD	DEUT	12/03/2024	1,475
25,598,000	SGD	19,656,876	USD	BCLY	11/04/2024	(267,893)
76,610,000	THB	2,307,530	USD	BCLY	11/04/2024	(36,585)
40,996,000	THB	1,273,801	USD	MSC	11/04/2024	(58,559)
256,045,000	TRY	7,228,674	USD	BCLY	11/04/2024	214,787
65,715,000	TRY	1,893,808	USD	CBK	11/04/2024	16,587
107,146,000	TRY	3,022,122	USD	UBS	12/03/2024	(1,364)
214,614,000	TRY	6,069,530	USD	BOA	12/03/2024	(18,936)
285,820,000	TWD	9,054,429	USD	DEUT	11/04/2024	(129,965)
437,748,000	TWD	13,819,984	USD	CBK	11/04/2024	(151,709)
24,123,000	TWD	753,373	USD	CBK	12/03/2024	1,937
118,720,000	TWD	3,725,484	USD	JPM	12/03/2024	(8,270)
186,935,000	TWD	5,869,231	USD	DEUT	12/03/2024	(16,153)
155,210,000	ZAR	8,763,624	USD	CBK	11/04/2024	36,759
52,960,000	ZAR	2,998,587	USD	GSC	11/04/2024	4,237
75,060,000	ZAR	4,271,402	USD	UBS	11/04/2024	(15,511)
96,360,000	ZAR	5,417,229	USD	MSC	12/03/2024	32,980
82,540,000	ZAR	4,648,622	USD	BOA	12/03/2024	19,915
68,780,000	ZAR	3,885,664	USD	BNP	12/03/2024	4,595
13,760,000	ZAR	774,098	USD	CBK	12/03/2024	4,180
282,054,859	USD	408,148,000	AUD	BCLY	11/04/2024	13,437,983
55,576,331	USD	80,919,000	AUD	RBC	11/04/2024	2,320,628
The accompanying notes are an integral part of these financial statements.

156

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
65,730,123	USD	96,702,000	AUD	BNP	11/04/2024	$2,087,058
54,439,211	USD	80,349,000	AUD	SSG	11/04/2024	1,558,644
35,784,119	USD	52,255,000	AUD	GSC	11/04/2024	1,393,225
14,990,572	USD	21,905,000	AUD	CBK	11/04/2024	574,103
12,678,735	USD	18,615,000	AUD	BOA	11/04/2024	427,534
9,103,176	USD	13,235,000	AUD	CBA	11/04/2024	392,746
16,804,419	USD	24,978,000	AUD	MSC	11/04/2024	365,499
3,590,317	USD	5,175,000	AUD	WEST	11/04/2024	184,463
7,646,673	USD	11,355,000	AUD	DEUT	11/04/2024	173,539
11,858,345	USD	17,766,000	AUD	UBS	11/04/2024	165,902
4,452,332	USD	6,539,000	AUD	JPM	11/04/2024	148,782
5,732,664	USD	8,520,000	AUD	TDB	11/04/2024	125,346
1,953,597	USD	2,970,000	AUD	JPM	12/03/2024	(1,632)
7,761,012	USD	11,820,000	AUD	WFB	12/03/2024	(20,406)
7,739,618	USD	11,820,000	AUD	BOA	12/03/2024	(41,800)
287,470,281	USD	438,086,000	AUD	BCLY	12/03/2024	(933,279)
9,112,294	USD	50,563,000	BRL	CBK	11/04/2024	372,039
4,067,598	USD	22,852,000	BRL	UBS	11/04/2024	117,431
1,149,466	USD	6,545,000	BRL	GSC	11/04/2024	18,105
764,505	USD	4,365,000	BRL	BCLY	11/04/2024	9,976
12,803,341	USD	73,415,000	BRL	UBS	12/03/2024	154,077
1,156,641	USD	6,670,000	BRL	JPM	12/03/2024	7,412
35,663,633	USD	48,813,000	CAD	DEUT	11/01/2024	604,411
93,083,195	USD	126,139,000	CAD	RBC	11/04/2024	2,476,195
40,107,026	USD	54,639,075	CAD	BNP	11/04/2024	859,192
16,637,311	USD	22,763,000	CAD	CBK	11/04/2024	286,404
5,376,042	USD	7,285,000	CAD	TDB	11/04/2024	143,148
7,692,943	USD	10,575,000	CAD	BCLY	11/04/2024	96,807
10,310,891	USD	14,235,925	CAD	SSG	11/04/2024	85,073
1,793,453	USD	2,425,000	CAD	GSC	11/04/2024	51,550
35,620,867	USD	48,778,000	CAD	DEUT	11/07/2024	579,426
100,620,936	USD	139,754,158	CAD	BCLY	12/03/2024	140,991
29,996,749	USD	41,680,000	CAD	RBC	12/03/2024	29,812
16,356,843	USD	22,730,000	CAD	SSG	12/03/2024	14,509
3,895,444	USD	5,410,000	CAD	TDB	12/03/2024	5,781
9,728,669	USD	13,530,000	CAD	WFB	12/03/2024	918
156,103,030	USD	211,848,000	CAD	SSG	12/05/2024	3,776,843
76,178,909	USD	102,720,000	CAD	JPM	12/05/2024	2,319,605
114,850,417	USD	156,932,000	CAD	DEUT	12/05/2024	2,010,771
36,603,626	USD	49,245,000	CAD	SSG	12/18/2024	1,175,880
153,271,961	USD	209,248,000	CAD	SSG	01/03/2025	2,644,690
77,511,426	USD	106,976,000	CAD	RBC	01/22/2025	451,443
66,867,557	USD	57,110,000	CHF	SSG	11/04/2024	700,386
45,995,558	USD	39,155,000	CHF	RBC	11/04/2024	630,901
5,880,741	USD	4,943,000	CHF	MSC	11/04/2024	153,823
20,784,024	USD	17,880,000	CHF	CBK	11/04/2024	68,406
3,607,415	USD	3,070,000	CHF	UBS	11/04/2024	50,538
1,954,356	USD	1,685,000	CHF	DEUT	12/03/2024	(3,998)
1,953,804	USD	1,685,000	CHF	BCLY	12/03/2024	(4,549)
3,911,029	USD	3,375,000	CHF	CBK	12/03/2024	(11,490)
11,746,918	USD	10,140,000	CHF	SSG	12/03/2024	(38,072)
31,667,230	USD	27,335,000	CHF	RBC	12/03/2024	(102,268)
12,895,426	USD	11,634,375,000	CLP	BOA	11/04/2024	794,545
8,857,498	USD	8,225,350,000	CLP	MSC	11/04/2024	302,335
3,000,806	USD	2,709,375,000	CLP	SCB	11/04/2024	182,793
2,107,085	USD	1,882,900,000	CLP	GSC	11/04/2024	148,686
272,546	USD	245,106,000	CLP	CBK	11/04/2024	17,612
16,621,690	USD	15,763,906,000	CLP	MSC	12/03/2024	230,320
2,924,581	USD	2,776,100,000	CLP	CBK	12/03/2024	37,982
263,935,234	USD	1,838,140,000	CNH	JPM	11/04/2024	5,737,902
16,750,115	USD	118,180,000	CNH	BCLY	11/04/2024	149,769
32,593,092	USD	231,175,000	CNH	UBS	11/04/2024	120,719
2,643,426	USD	18,714,000	CNH	CIB	11/04/2024	14,733
2,760,020	USD	19,683,000	CNH	CBK	11/04/2024	(4,785)
5,769,473	USD	41,160,000	CNH	SGG	11/04/2024	(12,133)
The accompanying notes are an integral part of these financial statements.

157

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,174,790	USD	29,680,000	CNH	CBK	12/03/2024	$(2,064)
7,813,815	USD	55,621,000	CNH	BOA	12/03/2024	(13,705)
303,567,856	USD	2,163,689,000	CNH	UBS	12/03/2024	(927,173)
1,774,787	USD	12,541,000	CNH	JPM	05/22/2025	(9,982)
1,778,817	USD	12,628,000	CNH	CBK	06/20/2025	(21,533)
8,648,596	USD	61,610,000	CNY	SSG	11/04/2024	(12,957)
24,500,762	USD	558,101,000	CZK	BCLY	11/04/2024	523,423
2,686,913	USD	61,650,000	CZK	MSC	11/04/2024	38,283
2,279,950	USD	52,650,000	CZK	CBK	11/04/2024	17,982
13,648,688	USD	319,741,000	CZK	DEUT	12/03/2024	(96,705)
147,042,547	USD	132,199,000	EUR	DEUT	11/04/2024	3,215,006
85,574,626	USD	77,597,000	EUR	BNP	11/04/2024	1,152,006
64,415,468	USD	58,478,000	EUR	RBC	11/04/2024	793,600
40,212,529	USD	36,340,000	EUR	SGG	11/04/2024	675,974
68,024,331	USD	61,916,000	EUR	BCLY	11/04/2024	662,050
47,949,626	USD	43,499,000	EUR	GSC	11/04/2024	624,350
32,386,105	USD	29,231,000	EUR	JPM	11/04/2024	583,875
55,366,222	USD	50,451,000	EUR	CBK	11/04/2024	477,432
25,914,486	USD	23,505,000	EUR	SSG	11/04/2024	341,930
8,965,445	USD	8,035,000	EUR	UBS	11/04/2024	223,667
8,975,413	USD	8,171,000	EUR	BOA	11/04/2024	85,672
5,377,636	USD	4,897,000	EUR	TDB	11/04/2024	49,884
1,771,308	USD	1,604,000	EUR	MSC	11/04/2024	26,217
7,685,477	USD	7,076,000	EUR	SCB	11/04/2024	(12,945)
7,709,501	USD	7,121,000	EUR	WEST	11/04/2024	(37,880)
49,206,596	USD	45,388,473	EUR	DEUT	11/29/2024	(223,097)
1,948,170	USD	1,791,000	EUR	MSC	12/03/2024	(2,666)
3,917,316	USD	3,605,000	EUR	TDB	12/03/2024	(9,408)
7,840,947	USD	7,210,000	EUR	UBS	12/03/2024	(12,502)
9,736,509	USD	8,952,000	EUR	GSC	12/03/2024	(14,404)
9,797,853	USD	9,014,000	EUR	JPM	12/03/2024	(20,593)
23,156,050	USD	21,284,000	EUR	CBK	12/03/2024	(27,419)
19,536,916	USD	17,966,000	EUR	SSG	12/03/2024	(32,443)
27,332,868	USD	25,129,000	EUR	RBC	12/03/2024	(38,745)
13,257,062	USD	12,208,000	EUR	BCLY	12/03/2024	(40,429)
5,833,125	USD	5,400,000	EUR	BNP	12/03/2024	(48,792)
76,625,765	USD	70,675,000	EUR	DEUT	12/03/2024	(356,557)
111,896,432	USD	84,822,000	GBP	BNP	11/04/2024	2,523,321
80,698,247	USD	61,065,000	GBP	RBC	11/04/2024	1,958,426
53,815,210	USD	41,002,000	GBP	JPM	11/04/2024	945,478
52,007,578	USD	39,700,000	GBP	CBK	11/04/2024	816,699
10,261,663	USD	7,668,000	GBP	BOA	11/04/2024	374,216
26,177,115	USD	20,029,000	GBP	BCLY	11/04/2024	350,866
22,679,301	USD	17,331,000	GBP	SSG	11/04/2024	331,969
8,968,086	USD	6,760,000	GBP	CIBC	11/04/2024	251,453
9,587,058	USD	7,334,000	GBP	UBS	11/04/2024	130,285
7,681,500	USD	5,893,000	GBP	SCB	11/04/2024	82,814
1,797,235	USD	1,353,000	GBP	GSC	11/04/2024	52,619
1,779,405	USD	1,341,000	GBP	MSC	11/04/2024	50,262
3,854,817	USD	2,959,000	GBP	DEUT	11/04/2024	39,355
18,045,599	USD	13,903,000	GBP	JPM	11/29/2024	119,132
33,147,276	USD	25,543,000	GBP	BCLY	12/03/2024	212,600
11,650,967	USD	8,974,000	GBP	CBK	12/03/2024	80,057
7,692,415	USD	5,981,000	GBP	UBS	12/03/2024	(19,376)
38,542,326	USD	29,928,000	GBP	WFB	12/03/2024	(46,288)
5,189,286	USD	40,315,000	HKD	BNP	04/16/2025	(9,778)
5,196,937	USD	40,375,000	HKD	JPM	04/17/2025	(9,943)
8,680,685	USD	67,330,000	HKD	UBS	05/12/2025	(5,382)
8,657,986	USD	67,160,000	HKD	MSC	05/12/2025	(6,150)
6,985,621	USD	54,170,000	HKD	SCB	06/18/2025	(5,646)
36,825,243	USD	13,218,326,000	HUF	BCLY	11/04/2024	1,608,577
6,052,592	USD	2,178,200,000	HUF	DEUT	11/04/2024	249,365
5,372,680	USD	1,957,700,000	HUF	RBC	11/04/2024	156,917
219,192	USD	80,700,000	HUF	BOA	11/04/2024	4,189
15,036,567	USD	5,628,826,000	HUF	UBS	12/03/2024	62,934
The accompanying notes are an integral part of these financial statements.

158

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
311,972	USD	4,724,000,000	IDR	CBK	11/04/2024	$11,019
299,461	USD	4,724,000,000	IDR	JPM	12/03/2024	(1,239)
16,777,134	USD	62,484,000	ILS	BCLY	11/04/2024	47,968
3,539,350	USD	13,165,000	ILS	BCLY	12/03/2024	11,377
5,566,227	USD	468,000,000	INR	DEUT	11/04/2024	1,269
3,840,109	USD	323,030,000	INR	JPM	11/04/2024	(1,019)
64,713,512	USD	9,233,013,000	JPY	UBS	11/01/2024	3,938,173
45,325,589	USD	6,631,200,000	JPY	BCLY	11/01/2024	1,676,411
26,931,736	USD	3,852,000,000	JPY	BOA	11/01/2024	1,576,350
27,194,241	USD	3,897,400,000	JPY	SSG	11/01/2024	1,540,014
25,137,234	USD	3,587,104,000	JPY	GSC	11/01/2024	1,525,498
34,965,676	USD	5,083,400,000	JPY	RBC	11/01/2024	1,504,730
24,408,018	USD	3,517,696,000	JPY	CBK	11/01/2024	1,253,155
12,204,619	USD	1,803,000,000	JPY	BNP	11/01/2024	336,561
4,795,624	USD	690,884,000	JPY	MSC	11/01/2024	247,952
3,461,693	USD	517,800,000	JPY	CIBC	11/01/2024	53,329
54,104,293	USD	7,688,800,000	JPY	MSC	11/12/2024	3,421,876
3,931,814	USD	595,800,000	JPY	BCLY	12/03/2024	(6,426)
7,832,157	USD	1,191,600,000	JPY	WFB	12/03/2024	(44,323)
12,552,450	USD	1,911,600,000	JPY	SSG	12/03/2024	(83,232)
69,084,999	USD	10,551,023,000	JPY	BNP	12/03/2024	(657,296)
407,579,738	USD	538,963,067,000	KRW	BCLY	11/04/2024	16,970,181
76,780,791	USD	103,247,130,000	KRW	UBS	11/04/2024	1,953,186
57,405,317	USD	76,838,141,000	KRW	JPM	11/04/2024	1,717,434
22,812,076	USD	30,260,290,000	KRW	CBK	11/04/2024	881,151
7,292,509	USD	9,520,370,000	KRW	GSC	11/04/2024	392,690
8,963,479	USD	12,072,910,000	KRW	BOA	11/04/2024	213,726
1,825,366	USD	2,414,630,000	KRW	BNP	11/04/2024	75,380
11,717,285	USD	16,151,500,000	KRW	BCLY	12/03/2024	(2,667)
11,546,732	USD	15,921,010,000	KRW	MSC	12/03/2024	(5,970)
403,359,459	USD	558,362,432,000	KRW	CBK	12/03/2024	(1,802,959)
50,920,958	USD	995,860,000	MXN	SSG	11/04/2024	1,191,790
33,676,043	USD	661,292,000	MXN	UBS	11/04/2024	653,829
9,273,722	USD	181,674,000	MXN	GSC	11/04/2024	201,666
5,516,056	USD	106,594,000	MXN	JPM	11/04/2024	193,187
6,088,119	USD	118,770,000	MXN	CBK	11/04/2024	157,232
3,571,989	USD	70,400,000	MXN	TDB	11/04/2024	56,501
7,716,599	USD	153,620,000	MXN	MSC	11/04/2024	45,445
932,148	USD	18,182,000	MXN	BNP	11/04/2024	24,214
51,749,705	USD	1,040,705,000	MXN	MSC	12/03/2024	38,375
3,884,047	USD	78,080,000	MXN	JPM	12/03/2024	4,349
3,886,641	USD	78,510,000	MXN	CBK	12/03/2024	(14,422)
15,525,569	USD	313,360,000	MXN	SSG	12/03/2024	(44,899)
272,402,998	USD	2,868,804,000	NOK	UBS	11/04/2024	11,597,025
59,643,851	USD	639,495,000	NOK	MSC	11/04/2024	1,506,692
27,467,885	USD	294,161,000	NOK	JPM	11/04/2024	725,401
7,159,994	USD	76,230,000	NOK	NWM	11/04/2024	229,845
11,544,572	USD	124,510,000	NOK	CBK	11/04/2024	225,237
5,361,694	USD	56,730,000	NOK	SGG	11/04/2024	204,311
5,348,607	USD	56,730,000	NOK	GSC	11/04/2024	191,223
3,590,408	USD	37,760,000	NOK	DEUT	11/04/2024	157,607
3,850,334	USD	41,170,000	NOK	BCLY	11/04/2024	107,526
2,614,486	USD	28,571,000	NOK	BNP	11/04/2024	17,066
259,014,125	USD	2,842,895,000	NOK	BNP	12/03/2024	524,300
13,669,421	USD	149,770,000	NOK	CBK	12/03/2024	51,605
1,758,501	USD	19,367,000	NOK	JPM	12/03/2024	(2,440)
3,353,304	USD	36,947,000	NOK	MSC	12/03/2024	(6,096)
11,314,885	USD	124,596,000	NOK	UBS	12/03/2024	(13,990)
352,707,524	USD	555,305,000	NZD	CBA	11/04/2024	20,792,495
49,709,670	USD	80,075,000	NZD	SSG	11/04/2024	1,847,511
49,247,097	USD	79,585,000	NZD	RBC	11/04/2024	1,677,820
91,244,018	USD	150,602,000	NZD	UBS	11/04/2024	1,226,700
13,363,598	USD	21,085,000	NZD	JPM	11/04/2024	760,743
18,363,144	USD	29,682,735	NZD	BNP	11/04/2024	621,280
21,506,296	USD	34,979,000	NZD	CBK	11/04/2024	598,767
The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Foreign Currency Contracts Outstanding at October 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,159,121	USD	11,270,000	NZD	TDB	11/04/2024	$422,855
7,809,691	USD	12,817,265	NZD	BCLY	11/04/2024	148,598
5,749,348	USD	9,377,000	NZD	BOA	11/04/2024	144,559
5,380,042	USD	8,780,000	NZD	MSC	11/04/2024	132,090
7,690,422	USD	12,700,000	NZD	WEST	11/04/2024	99,421
1,796,632	USD	2,925,000	NZD	GSC	11/04/2024	48,310
2,931,131	USD	4,900,000	NZD	SSG	12/03/2024	1,687
11,610,014	USD	19,500,000	NZD	GSC	12/03/2024	(47,976)
11,593,384	USD	19,495,000	NZD	BOA	12/03/2024	(61,617)
270,466,371	USD	454,067,000	NZD	TDB	12/03/2024	(995,604)
7,356,454	USD	27,469,000	PEN	BOA	11/04/2024	77,557
2,325,890	USD	8,770,000	PEN	CBK	12/03/2024	2,754
2,483,122	USD	141,240,000	PHP	BOA	11/04/2024	52,846
2,096,855	USD	121,020,000	PHP	CBK	11/04/2024	14,499
456,993	USD	26,650,000	PHP	BCLY	12/03/2024	(1,420)
15,295,551	USD	59,280,000	PLN	DEUT	11/04/2024	487,478
29,475,114	USD	116,570,000	PLN	BCLY	11/04/2024	356,064
1,785,746	USD	7,030,000	PLN	GSC	11/04/2024	29,660
744,911	USD	2,975,000	PLN	JPM	11/04/2024	1,760
5,318,990	USD	21,345,000	PLN	DEUT	12/03/2024	(7,951)
79,560,631	USD	804,517,000	SEK	UBS	11/04/2024	4,037,009
29,085,039	USD	299,170,000	SEK	BNP	11/04/2024	1,000,612
23,662,066	USD	243,520,000	SEK	MSC	11/04/2024	801,749
15,049,663	USD	155,570,000	SEK	CBK	11/04/2024	445,609
9,228,363	USD	94,190,000	SEK	DEUT	11/04/2024	386,326
10,745,668	USD	111,310,000	SEK	SSG	11/04/2024	296,499
6,070,656	USD	61,820,000	SEK	SGG	11/04/2024	267,335
5,375,780	USD	55,630,000	SEK	JPM	11/04/2024	153,542
3,588,782	USD	36,990,000	SEK	NWM	11/04/2024	116,365
1,793,900	USD	18,460,000	SEK	BCLY	11/04/2024	60,977
14,198,068	USD	151,420,000	SEK	MSC	12/03/2024	(37,708)
7,763,783	USD	83,010,000	SEK	UBS	12/03/2024	(40,415)
56,509,865	USD	601,507,000	SEK	DEUT	12/03/2024	(40,913)
46,071,666	USD	60,227,307	SGD	JPM	11/04/2024	453,015
2,869,464	USD	3,750,000	SGD	DEUT	11/04/2024	29,059
3,071,684	USD	4,035,000	SGD	BNP	11/04/2024	15,408
2,921,041	USD	3,855,000	SGD	BCLY	11/04/2024	1,105
2,730,856	USD	3,610,000	SGD	JPM	12/03/2024	(7,066)
35,014,626	USD	46,269,307	SGD	BCLY	12/03/2024	(77,262)
9,714,244	USD	326,940,000	THB	BCLY	11/04/2024	22,784
2,477,806	USD	82,840,000	THB	UBS	11/04/2024	22,186
12,946,629	USD	436,884,000	THB	BCLY	12/03/2024	(28,164)
2,710,746	USD	87,183,000	TWD	GSC	11/04/2024	(11,463)
4,422,691	USD	142,247,000	TWD	CBK	11/04/2024	(18,840)
8,682,530	USD	278,920,000	TWD	DEUT	11/04/2024	(26,488)
5,929,103	USD	191,095,000	TWD	JPM	11/04/2024	(37,661)
99,989,255	USD	1,721,545,000	ZAR	MSC	11/04/2024	2,377,911
4,309,917	USD	75,530,000	ZAR	GSC	11/04/2024	27,377
17,716,878	USD	312,560,000	ZAR	DEUT	11/04/2024	(5,228)
4,375,034	USD	77,350,000	ZAR	BNP	11/04/2024	(10,700)
110,102,341	USD	1,953,525,000	ZAR	BCLY	12/03/2024	(390,802)
Total foreign currency contracts						$63,600,830
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

160

The Hartford World Bond Fund
Schedule of Investments – (continued)
October 31, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of October 31, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$328,348,797	$—	$328,348,797	$—
Convertible Bonds	568,526	—	568,526	—
Corporate Bonds	415,494,504	—	415,494,504	—
Foreign Government Obligations	2,072,281,968	—	2,072,281,968	—
Senior Floating Rate Interests	192,225,162	—	192,225,162	—
U.S. Government Agencies	125,905,324	—	125,905,324	—
U.S. Government Securities	268,496,062	—	268,496,062	—
Common Stocks
United States	226,745	—	—	226,745
Short-Term Investments	449,062,049	2,671,830	446,390,219	—
Purchased Options	9,856,309	2,049,209	7,792,989	14,111
Foreign Currency Contracts(2)	171,235,342	—	171,235,342	—
Futures Contracts(2)	13,931,826	13,931,826	—	—
Swaps - Credit Default(2)	259,177	—	259,177	—
Swaps - Interest Rate(2)	20,438,568	—	20,438,568	—
Total	$4,068,330,359	$18,652,865	$4,049,436,638	$240,856
Liabilities
Foreign Currency Contracts(2)	$(107,634,512)	$—	$(107,634,512)	$—
Futures Contracts(2)	(14,452,486)	(14,452,486)	—	—
Swaps - Credit Default(2)	(226,296)	—	(226,296)	—
Swaps - Interest Rate(2)	(9,339,769)	—	(9,339,769)	—
TBA Sale Commitments	(25,345,926)	—	(25,345,926)	—
Written Options	(1,590,949)	(834,842)	(756,107)	—
Total	$(158,589,938)	$(15,287,328)	$(143,302,610)	$—

(1)	For the year ended October 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

161

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CITI	Citigroup Global Markets, Inc.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
MTA	Monthly Treasury Average Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
TTF	Title Transfer Facility
WIBOR	Warsaw Interbank Offered Rate

162

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
October 31, 2024

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Assets:
Investments in securities, at market value(1)	$1,221,422,589	$28,851,097	$1,146,505,480	$426,044,366	$325,420,757	$144,802,226
Repurchase agreements	—	192,409	—	2,101,331	1,038,602	—
Cash	68,378,701	585,504	40,769,620	8,377,227	6,274,928	28,070
Cash collateral due from broker on futures contracts	—	54,275	76,680	31,080	—	97,750
Cash collateral due from broker on swap contracts	—	284,000	539,996	—	—	—
Cash collateral held for securities on loan	—	—	—	—	19,898	2,021
Foreign currency	2,502	693,866	11,169,627	280,443	378,862	1,514,301
Unrealized appreciation on OTC swap contracts	—	2,602	1,151,719	—	1,775,652	—
Unrealized appreciation on foreign currency contracts	—	1,251,717	84,029	41,901	480,291	8,831
Unrealized appreciation on bond forward contracts	—	—	—	—	22,708	—
Receivables:
From affiliates	171,151	15,634	5,902	22,644	—	—
Investment securities sold	13,333,283	195,032	61,175,236	13,473	14,021	3,151,579
Fund shares sold	10,045,549	12,297	763,040	271,751	32,027	96,181
Dividends and interest	9,007,755	485,146	8,847,208	6,361,783	1,089,706	955,380
Securities lending income	—	—	—	—	731	11
Variation margin on futures contracts	—	—	8,111	2,443	11,246	—
Variation margin on centrally cleared swap contracts	—	—	23,608	—	—	—
Tax reclaims	—	32,113	—	—	—	—
Other assets	75,623	40,390	54,779	57,708	49,631	60,528
Total assets	1,322,437,153	32,696,082	1,271,175,035	443,606,150	336,609,060	150,716,878
Liabilities:
Unrealized depreciation on foreign currency contracts	—	1,384,717	775,136	55,056	280,877	15,674
Obligation to return securities lending collateral	—	—	—	—	397,951	40,420
Unrealized depreciation on OTC swap contracts	—	—	—	—	218,894	—
Cash collateral due to broker on swap contracts	—	—	1,160,000	—	740,000	—
Unfunded loan commitments	—	—	2,642,907	—	—	38,388
Payables:
To affiliates	—	—	—	—	—	1,172
Investment securities purchased	60,373,904	—	73,684,457	4,974,004	5,452,314	4,513,075
Fund shares redeemed	1,610,259	4,276,670	3,493,236	605,977	227,567	309,015
Investment management fees	537,653	20,260	628,386	185,432	109,216	74,832
Transfer agent fees	179,697	5,097	196,730	76,822	57,927	21,860
Accounting services fees	43,477	1,643	51,633	21,596	17,050	7,768
Chief Compliance Officer fees	530	18	646	231	178	80
Board of Directors' fees	1,217	80	3,172	1,038	852	402
Variation margin on futures contracts	—	1,798	—	—	—	5,981
Variation margin on centrally cleared swap contracts	—	5,438	—	—	11,868	—
Foreign taxes	—	1,809	—	—	3,326	—
Distribution fees	1,808	203	18,717	8,026	5,913	2,394
Distributions payable	40,359	—	1,312,440	20,827	—	6,207
Written options	—	55,432	—	—	—	—
OTC swap contracts premiums received	—	—	—	—	8,702	—
Accrued expenses	38,957	51,320	80,399	55,333	69,182	55,761
Total liabilities	62,827,861	5,804,485	84,047,859	6,004,342	7,601,817	5,093,029
Net assets	$1,259,609,292	$26,891,597	$1,187,127,176	$437,601,808	$329,007,243	$145,623,849
Summary of Net Assets:
Capital stock and paid-in-capital	$1,249,987,743	$105,043,172	$1,846,769,995	$478,824,211	$435,390,538	$246,158,804
Distributable earnings (loss)	9,621,549	(78,151,575)	(659,642,819)	(41,222,403)	(106,383,295)	(100,534,955)
Net assets	$1,259,609,292	$26,891,597	$1,187,127,176	$437,601,808	$329,007,243	$145,623,849
Shares authorized	550,000,000	550,000,000	3,200,000,000	485,000,000	6,190,000,000	550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$10.28	$4.64	$7.88	$7.03	$10.00	$8.96
Maximum offering price per share	10.76	4.86	8.12	7.36	10.47	9.24
Shares outstanding	2,768,903	1,238,667	65,365,314	35,922,289	13,456,680	6,281,933
Net Assets	$28,471,139	$5,753,119	$514,939,379	$252,480,872	$134,605,659	$56,315,986
The accompanying notes are an integral part of these financial statements.

163

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Class C:Net asset value per share	$10.28	$4.66	$7.98	$7.01	$9.59	$9.07
Shares outstanding	990,074	86,752	5,151,482	1,345,034	793,357	862,263
Net Assets	$10,178,588	$404,143	$41,092,294	$9,429,414	$7,608,254	$7,817,889
Class I:Net asset value per share	$10.27	$4.61	$7.79	$6.99	$10.25	$8.87
Shares outstanding	107,120,545	1,043,743	67,469,819	4,978,077	2,485,904	5,965,998
Net Assets	$1,100,282,885	$4,813,463	$525,732,432	$34,787,513	$25,483,248	$52,918,699
Class R3:Net asset value per share	$—	$4.66	$7.95	$7.03	$9.76	$9.01
Shares outstanding	—	2,384	335,890	211,141	2,410,532	5,876
Net Assets	$—	$11,101	$2,670,589	$1,485,022	$23,530,626	$52,937
Class R4:Net asset value per share	$—	$4.62	$7.87	$7.04	$10.02	$8.95
Shares outstanding	—	2,420	262,131	149,825	378,026	8,280
Net Assets	$—	$11,182	$2,062,952	$1,054,995	$3,786,118	$74,079
Class R5:Net asset value per share	$10.27	$4.39	$7.80	$6.95	$10.21	$8.86
Shares outstanding	10,258	2,610	146,685	92,510	391,156	912,188
Net Assets	$105,301	$11,449	$1,144,145	$642,950	$3,992,182	$8,078,672
Class R6:Net asset value per share	$10.25	$—	$—	$6.87	$—	$—
Shares outstanding	18,398	—	—	132,526	—	—
Net Assets	$188,582	$—	$—	$910,302	$—	$—
Class Y:Net asset value per share	$10.27	$4.57	$7.76	$6.90	$10.27	$8.87
Shares outstanding	3,437,812	2,609,907	4,334,081	153,805	1,706,278	452,678
Net Assets	$35,300,122	$11,936,845	$33,645,419	$1,060,863	$17,531,860	$4,015,133
Class F:Net asset value per share	$10.25	$4.62	$7.75	$6.94	$10.25	$8.87
Shares outstanding	8,303,213	855,785	8,491,676	19,552,468	10,971,487	1,842,443
Net Assets	$85,082,675	$3,950,295	$65,839,966	$135,749,877	$112,469,296	$16,350,454
Cost of investments	$1,223,335,668	$29,716,194	$1,183,103,143	$428,989,650	$350,485,132	$145,441,682
Cost of foreign currency	$2,506	$764,001	$11,148,066	$281,954	$380,946	$1,511,368
Written option contracts premiums received	$—	$45,129	$—	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$—	$388,473	$39,339
The accompanying notes are an integral part of these financial statements.

164

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Assets:
Investments in securities, at market value(1)	$1,855,178,968	$36,135,355	$1,790,635,880	$2,974,895,698	$84,965,579	$4,539,133,597
Repurchase agreements	21,940,850	206,903	2,618,769	23,006,682	134,472	36,541,657
Cash	87,918,082	827,295	16,412,628	127,645,972	543,440	158,198,174
Cash collateral due from broker on futures contracts	—	—	2,303,600	—	—	—
Cash collateral held for securities on loan	—	—	123,209	1,272,475	—	360,466
Foreign currency	—	—	671,821	24,698,712	—	320,451
Unrealized appreciation on OTC swap contracts	—	—	—	124,566	—	—
Unrealized appreciation on foreign currency contracts	—	—	71,101	8,826,704	—	1,122,079
Receivables:
From affiliates	—	10,093	—	—	15,969	—
Investment securities sold	11,152	—	2,672,612	11,520,991	—	350,627,217
Fund shares sold	1,391,454	22,755	2,040,714	11,432,353	55,756	105,326,542
Dividends and interest	22,966,449	431,162	13,945,398	28,832,316	1,099,210	29,991,553
Securities lending income	—	—	728	21,204	—	7,326
Variation margin on futures contracts	—	—	249,214	—	—	—
Tax reclaims	—	—	—	346,888	—	35,740
Other assets	66,790	21,117	94,923	123,231	20,724	119,183
Total assets	1,989,473,745	37,654,680	1,831,840,597	3,212,747,792	86,835,150	5,221,783,985
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	64,692	4,731,018	—	—
Obligation to return securities lending collateral	—	—	2,464,176	25,449,504	—	7,209,313
Unrealized depreciation on OTC swap contracts	—	—	—	248,775	—	—
Cash collateral due to broker on TBA sale commitments	—	—	—	—	—	1,002,000
TBA sale commitments, at market value	—	—	—	—	—	219,283,013
Unfunded loan commitments	—	—	—	631,611	—	—
Payables:
Investment securities purchased	44,792,071	211,552	20,701,564	243,305,035	—	816,962,388
Fund shares redeemed	3,802,713	22,211	1,961,579	7,860,542	276,831	60,790,645
Investment management fees	507,217	11,139	580,639	1,212,015	26,314	933,404
Transfer agent fees	260,148	3,351	174,834	284,841	15,363	239,322
Accounting services fees	76,234	1,797	72,309	108,774	4,451	146,478
Chief Compliance Officer fees	1,020	20	966	1,519	48	2,103
Board of Directors' fees	4,574	96	4,430	6,055	225	8,566
Variation margin on futures contracts	—	—	—	406,918	—	19,118
Variation margin on centrally cleared swap contracts	—	—	—	535,487	—	78,969
Foreign taxes	—	—	—	1,524	—	—
Distribution fees	12,879	762	23,814	16,708	792	30,108
Distributions payable	346,227	—	303,597	—	705	860,685
OTC swap contracts premiums received	—	—	—	5,098,298	—	—
Accrued expenses	62,226	35,738	104,022	143,045	36,685	147,974
Total liabilities	49,865,309	286,666	26,456,622	290,041,669	361,414	1,107,714,086
Net assets	$1,939,608,436	$37,368,014	$1,805,383,975	$2,922,706,123	$86,473,736	$4,114,069,899
Summary of Net Assets:
Capital stock and paid-in-capital	$2,044,769,023	$38,497,535	$1,869,222,239	$3,378,605,603	$96,204,733	$4,651,344,181
Distributable earnings (loss)	(105,160,587)	(1,129,521)	(63,838,264)	(455,899,480)	(9,730,997)	(537,274,282)
Net assets	$1,939,608,436	$37,368,014	$1,805,383,975	$2,922,706,123	$86,473,736	$4,114,069,899
Shares authorized	865,000,000	300,000,000	745,000,000	1,415,000,000	300,000,000	1,475,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$8.34	$9.93	$9.71	$7.90	$10.02	$9.13
Maximum offering price per share	8.73	10.40	9.91	8.27	10.49	9.56
Shares outstanding	48,045,875	2,702,252	76,452,761	37,756,001	2,455,148	117,557,628
Net Assets	$400,789,746	$26,825,775	$742,530,453	$298,187,483	$24,591,802	$1,073,458,037
The accompanying notes are an integral part of these financial statements.

165

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Class C:Net asset value per share	$8.35	$9.94	$9.71	$8.00	$10.01	$9.24
Shares outstanding	2,124,767	26,329	3,150,033	9,384,589	110,112	343,437
Net Assets	$17,739,005	$261,750	$30,598,728	$75,074,979	$1,102,502	$3,173,262
Class I:Net asset value per share	$8.34	$9.88	$9.65	$7.92	$9.99	$9.06
Shares outstanding	131,464,237	429,268	43,524,438	219,544,674	4,725,960	94,870,516
Net Assets	$1,096,956,707	$4,243,272	$420,206,822	$1,738,607,404	$47,200,381	$859,804,046
Class R3:Net asset value per share	$—	$—	$9.70	$7.89	$—	$9.39
Shares outstanding	—	—	207,131	383,333	—	416,632
Net Assets	$—	$—	$2,008,840	$3,024,296	$—	$3,912,645
Class R4:Net asset value per share	$—	$—	$9.70	$7.89	$—	$9.31
Shares outstanding	—	—	405,816	853,518	—	1,137,159
Net Assets	$—	$—	$3,935,097	$6,734,958	$—	$10,584,194
Class R5:Net asset value per share	$—	$—	$9.65	$7.88	$—	$9.22
Shares outstanding	—	—	245,291	4,235,421	—	84,701
Net Assets	$—	$—	$2,367,978	$33,363,669	$—	$780,935
Class R6:Net asset value per share	$—	$—	$9.58	$7.88	$—	$9.12
Shares outstanding	—	—	219,167	39,628,810	—	62,857,370
Net Assets	$—	$—	$2,100,113	$312,114,080	$—	$573,418,780
Class Y:Net asset value per share	$8.34	$—	$9.64	$7.86	$—	$9.16
Shares outstanding	2,287,317	—	312,847	14,882,561	—	10,166,589
Net Assets	$19,073,920	$—	$3,015,588	$117,027,055	$—	$93,110,764
Class F:Net asset value per share	$8.33	$9.89	$9.62	$7.91	$9.99	$8.99
Shares outstanding	48,628,791	610,679	62,212,263	42,819,283	1,359,451	166,369,596
Net Assets	$405,049,058	$6,037,217	$598,620,356	$338,572,199	$13,579,051	$1,495,827,236
Cost of investments	$1,898,243,275	$36,791,514	$1,814,388,731	$3,007,020,264	$88,883,186	$4,829,891,451
Cost of foreign currency	$—	$—	$670,524	$24,987,858	$—	$328,023
Proceeds of TBA sale commitments	$—	$—	$—	$—	$—	$223,886,065
(1) Includes Investment in securities on loan, at market value	$—	$—	$2,394,143	$24,443,833	$—	$7,009,693
The accompanying notes are an integral part of these financial statements.

166

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

The Hartford World Bond Fund
Assets:
Investments in securities, at market value(1)	$3,857,532,515
Repurchase agreements	4,932,931
Cash	52,130,195
Cash collateral due from broker on swap contracts	270,000
Cash collateral held for securities on loan	140,623
Foreign currency	12,090,853
Unrealized appreciation on OTC swap contracts	1,750,445
Unrealized appreciation on foreign currency contracts	171,235,342
Receivables:
Investment securities sold	51,394,571
Fund shares sold	6,284,775
Dividends and interest	24,894,152
Securities lending income	3,303
Variation margin on centrally cleared swap contracts	1,162,253
OTC swap contracts premiums paid	312,771
Other assets	114,590
Total assets	4,184,249,319
Liabilities:
Unrealized depreciation on foreign currency contracts	107,634,512
Obligation to return securities lending collateral	2,812,453
Unrealized depreciation on OTC swap contracts	3,097,243
Cash collateral due to broker on swap contracts	12,810,000
TBA sale commitments, at market value	25,345,926
Unfunded loan commitments	300,025
Payables:
Investment securities purchased	135,898,863
Fund shares redeemed	3,182,116
Investment management fees	1,846,224
Transfer agent fees	269,202
Accounting services fees	143,288
Chief Compliance Officer fees	1,927
Board of Directors' fees	8,774
Variation margin on futures contracts	716,188
Distribution fees	8,116
Written options	1,590,949
OTC swap contracts premiums received	140,945
Accrued expenses	260,964
Total liabilities	296,067,715
Net assets	$3,888,181,604
Summary of Net Assets:
Capital stock and paid-in-capital	$3,993,745,703
Distributable earnings (loss)	(105,564,099)
Net assets	$3,888,181,604
Shares authorized	1,500,000,000
Par value	$0.0010
Class A:Net asset value per share	$10.00
Maximum offering price per share	10.47
Shares outstanding	24,699,583
Net Assets	$246,891,563
Class C:Net asset value per share	$9.68
Shares outstanding	1,178,107
Net Assets	$11,404,220
Class I:Net asset value per share	$10.11
Shares outstanding	106,541,803
Net Assets	$1,076,963,446
The accompanying notes are an integral part of these financial statements.

167

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
October 31, 2024

The Hartford World Bond Fund
Class R3:Net asset value per share	$9.88
Shares outstanding	128,987
Net Assets	$1,274,547
Class R4:Net asset value per share	$10.02
Shares outstanding	147,575
Net Assets	$1,478,568
Class R5:Net asset value per share	$10.11
Shares outstanding	868,972
Net Assets	$8,782,698
Class R6:Net asset value per share	$10.16
Shares outstanding	15,628,446
Net Assets	$158,776,107
Class Y:Net asset value per share	$10.14
Shares outstanding	9,175,666
Net Assets	$93,041,420
Class F:Net asset value per share	$10.13
Shares outstanding	225,963,197
Net Assets	$2,289,569,035
Cost of investments	$3,962,685,158
Cost of foreign currency	$12,062,524
Proceeds of TBA sale commitments	$25,802,455
Written option contracts premiums received	$3,835,119
(1) Includes Investment in securities on loan, at market value	$2,716,394
The accompanying notes are an integral part of these financial statements.

168

Hartford Fixed Income Funds
 Statements of Operations
For the Year Ended October 31, 2024

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Investment Income:
Dividends	$—	$—	$4,831,887	$—	$—	$373,500
Interest	29,216,799	2,206,275	110,422,616	27,518,859	12,594,227	16,122,957
Securities lending — net	214	—	—	—	4,786	6,588
Less: Foreign tax withheld	(10,263)	(24,106)	—	—	(5,011)	—
Total investment income, net	29,206,750	2,182,169	115,254,503	27,518,859	12,594,002	16,503,045
Expenses:
Investment management fees	2,956,189	247,280	7,783,061	2,093,770	1,361,448	1,244,574
Transfer agent fees
Class A	10,051	8,289	563,992	399,121	248,504	74,436
Class C	4,895	1,258	51,531	14,513	11,981	9,952
Class I	533,614	5,993	460,270	42,866	35,212	69,269
Class R3	—	24	4,592	3,288	52,197	60
Class R4	—	19	3,506	1,716	6,410	210
Class R5	160	14	1,566	783	3,208	9,904
Class R6	19	—	—	35	—	—
Class Y	21,924	14,560	36,785	1,580	20,067	11,132
Class F	190	163	1,187	3,257	601	359
Distribution fees
Class A	24,307	11,355	1,348,915	611,414	366,466	148,395
Class C	45,890	5,032	467,877	100,874	85,669	91,631
Class R3	—	55	12,961	7,474	121,663	135
Class R4	—	27	5,157	2,523	9,427	309
Custodian fees	8,990	11,041	8,123	7,001	8,860	2,733
Registration and filing fees	125,152	102,223	125,884	132,081	108,235	142,013
Accounting services fees	104,500	6,594	207,381	83,751	69,818	38,624
Board of Directors' fees	14,134	861	29,948	10,509	8,126	4,450
Chief Compliance Officer fees	1,842	68	2,504	891	685	311
Audit and tax fees	34,798	45,725	49,540	35,201	50,816	48,324
Other expenses	44,801	17,848	118,494	84,601	50,277	38,622
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,931,456	478,429	11,283,274	3,637,249	2,619,670	1,935,443
Expense waivers	(178,059)	(167,744)	(110,398)	(166,151)	—	(223,585)
Management fee waivers	—	—	—	—	—	(8,584)
Transfer agent fee waivers	—	—	—	—	(57,941)	—
Distribution fee reimbursements	(5,618)	(190)	(4,865)	(4,705)	(6,766)	(187)
Total waivers, reimbursements and fees paid indirectly	(183,677)	(167,934)	(115,263)	(170,856)	(64,707)	(232,356)
Total expenses	3,747,779	310,495	11,168,011	3,466,393	2,554,963	1,703,087
Net Investment Income (Loss)	25,458,971	1,871,674	104,086,492	24,052,466	10,039,039	14,799,958
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	13,745,221	(295,559)	(17,670,124)	(1,045,995)	(4,570,827)	(6,297,833)
Less: Foreign taxes paid on realized capital gains	—	(1,921)	—	—	(19,790)	—
Purchased options contracts	—	—	—	—	(54,806)	—
Futures contracts	255,810	(28,201)	(24,924)	2,112	2,204,171	(836,411)
Written options contracts	—	(92,257)	—	—	—	—
Swap contracts	414,705	(27,222)	4,955,522	—	3,450,392	1,107,105
Bond Forwards	—	—	—	—	210,795	—
Foreign currency contracts	—	209,468	(1,275,872)	(275,640)	669,471	(622,746)
Other foreign currency transactions	6	(86,442)	(150,491)	27,523	(80,384)	(9,442)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	14,415,742	(322,134)	(14,165,889)	(1,292,000)	1,809,022	(6,659,327)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(201,240)	1,588,784	30,233,761	33,784,024	21,622,354	11,700,702
Purchased options contracts	—	14,156	—	—	54,789	—
Futures contracts	(293)	(52,211)	70,080	(2,485)	(1,104,860)	(179,754)
Written options contracts	—	(14,243)	—	—	—	—
Swap contracts	(25,469)	(50,956)	(926,340)	—	(4,381,900)	(402,493)
Bond forward contracts	—	—	—	—	87,970	—
The accompanying notes are an integral part of these financial statements.

169

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Foreign currency contracts	$—	$(68,542)	$(299,943)	$25,866	$215,967	$78,085
Translation of other assets and liabilities in foreign currencies	18	(45,639)	41,569	(1,228)	(28,461)	(33,328)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(226,984)	1,371,349	29,119,127	33,806,177	16,465,859	11,163,212
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	14,188,758	1,049,215	14,953,238	32,514,177	18,274,881	4,503,885
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,647,729	$2,920,889	$119,039,730	$56,566,643	$28,313,920	$19,303,843
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(1,009)	$—	$—	$(3,326)	$—
The accompanying notes are an integral part of these financial statements.

170

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Investment Income:
Dividends	$—	$—	$—	$789,059	$—	$31,548
Interest	67,528,980	1,029,563	87,396,272	166,764,330	2,950,106	160,465,399
Securities lending — net	—	—	16,680	245,072	—	29,167
Less: Foreign tax withheld	—	—	—	(129,036)	—	(35,328)
Total investment income, net	67,528,980	1,029,563	87,412,952	167,669,425	2,950,106	160,490,786
Expenses:
Investment management fees	5,675,203	135,886	6,725,211	12,192,345	310,252	9,537,539
Transfer agent fees
Class A	244,722	14,941	1,096,305	344,629	16,542	1,167,745
Class C	16,915	729	33,353	57,891	2,297	10,171
Class I	1,102,561	4,717	302,754	1,349,877	64,507	557,493
Class R3	—	—	4,107	7,042	—	8,549
Class R4	—	—	2,704	9,721	—	17,632
Class R5	—	—	2,688	34,287	—	2,029
Class R6	—	—	87	11,736	—	5,590
Class Y	17,996	—	3,418	102,342	—	55,648
Class F	1,903	273	9,480	3,727	376	12,937
Distribution fees
Class A	980,352	68,053	1,913,086	695,773	61,999	2,607,031
Class C	203,608	3,251	300,423	621,400	15,477	43,016
Class R3	—	—	12,680	16,021	—	19,431
Class R4	—	—	10,887	16,401	—	26,425
Custodian fees	7,612	1,086	8,420	123,842	1,426	38,747
Registration and filing fees	134,937	58,264	186,086	188,220	58,677	233,732
Accounting services fees	288,361	7,765	282,842	383,772	17,729	521,836
Board of Directors' fees	45,548	965	43,236	62,207	2,179	86,103
Chief Compliance Officer fees	3,889	78	3,685	5,663	181	7,803
Audit and tax fees	37,064	34,730	51,553	55,980	34,730	48,040
Other expenses	130,436	14,898	222,459	197,492	18,459	385,512
Total expenses (before waivers, reimbursements and fees paid indirectly)	8,891,107	345,636	11,215,464	16,480,368	604,831	15,393,009
Expense waivers	—	(106,020)	—	—	(135,062)	—
Transfer agent fee waivers	—	—	(442,049)	(86,612)	—	(147,086)
Distribution fee reimbursements	(2,490)	(3)	(113,012)	(2,401)	(2)	(18,803)
Total waivers, reimbursements and fees paid indirectly	(2,490)	(106,023)	(555,061)	(89,013)	(135,064)	(165,889)
Total expenses	8,888,617	239,613	10,660,403	16,391,355	469,767	15,227,120
Net Investment Income (Loss)	58,640,363	789,950	76,752,549	151,278,070	2,480,339	145,263,666
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(9,066,805)	(115,673)	(14,201,585)	20,186,253	(165,073)	5,232,541
Less: Foreign taxes paid on realized capital gains	—	—	—	(508)	—	—
Purchased options contracts	—	—	—	—	—	15,920
Futures contracts	—	—	(1,388,619)	25,544,967	—	4,509,454
Written options contracts	—	—	—	1,800,504	—	955,152
Swap contracts	—	—	—	12,082,183	—	(1,238,011)
Foreign currency contracts	—	—	(380,664)	(4,087,985)	—	374,052
Other foreign currency transactions	—	—	46,156	(161,374)	—	(201,373)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(9,066,805)	(115,673)	(15,924,712)	55,364,040	(165,073)	9,647,735
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	119,337,711	1,510,909	85,324,441	157,770,806	6,688,513	229,797,799
Futures contracts	—	—	2,727,437	(7,364,477)	—	(14,160,588)
Swap contracts	—	—	—	1,379,154	—	(5,181,242)
Foreign currency contracts	—	—	44,273	2,127,747	—	169,197
Translation of other assets and liabilities in foreign currencies	—	—	31,625	(6,320)	—	(28,787)
The accompanying notes are an integral part of these financial statements.

171

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	119,337,711	1,510,909	88,127,776	153,906,910	6,688,513	210,596,379
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	110,270,906	1,395,236	72,203,064	209,270,950	6,523,440	220,244,114
Net Increase (Decrease) in Net Assets Resulting from Operations	$168,911,269	$2,185,186	$148,955,613	$360,549,020	$9,003,779	$365,507,780
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$(1,524)	$—	$—
The accompanying notes are an integral part of these financial statements.

172

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Year Ended October 31, 2024

The Hartford World Bond Fund
Investment Income:
Interest	$161,923,762
Securities lending — net	41,090
Total investment income, net	161,964,852
Expenses:
Investment management fees	20,184,376
Transfer agent fees
Class A	343,043
Class C	16,029
Class I	1,016,433
Class R3	2,552
Class R4	2,209
Class R5	9,186
Class R6	6,012
Class Y	96,478
Class F	30,853
Distribution fees
Class A	622,703
Class C	131,074
Class R3	5,800
Class R4	3,248
Custodian fees	160,184
Registration and filing fees	204,485
Accounting services fees	535,851
Board of Directors' fees	85,299
Chief Compliance Officer fees	7,318
Audit and tax fees	54,958
Other expenses	663,805
Total expenses (before waivers, reimbursements and fees paid indirectly)	24,181,896
Distribution fee reimbursements	(2,061)
Total waivers, reimbursements and fees paid indirectly	(2,061)
Total expenses	24,179,835
Net Investment Income (Loss)	137,785,017
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(59,407,123)
Purchased options contracts	(1,911,669)
Futures contracts	28,501,208
Written options contracts	2,479,817
Swap contracts	(7,834,647)
Foreign currency contracts	13,912,148
Other foreign currency transactions	2,744,084
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(21,516,182)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	133,268,139
Purchased options contracts	(1,782,064)
Futures contracts	(2,154,073)
Written options contracts	1,941,185
Swap contracts	16,467,811
Foreign currency contracts	24,430,263
Translation of other assets and liabilities in foreign currencies	7,344,458
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	179,515,719
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	157,999,537
Net Increase (Decrease) in Net Assets Resulting from Operations	$295,784,554
The accompanying notes are an integral part of these financial statements.

173

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$25,458,971	$3,145,527	$1,871,674	$1,897,935
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	14,415,742	(501,892)	(322,134)	(2,782,303)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(226,984)	(744,879)	1,371,349	6,418,187
Net Increase (Decrease) in Net Assets Resulting from Operations	39,647,729	1,898,756	2,920,889	5,533,819
Distributions to Shareholders:
Class A	(438,131)	(60,697)	(193,599)	(121,027)
Class C	(178,647)	(45,255)	(16,381)	(21,937)
Class I	(22,692,026)	(514,779)	(303,274)	(278,980)
Class R3	—	—	(417)	(372)
Class R4	—	—	(461)	(403)
Class R5	(25,420)	(52,853)	(540)	(482)
Class R6	(28,316)	(54,479)	—	—
Class Y	(1,066,859)	(82,299)	(773,850)	(763,940)
Class F	(1,181,627)	(2,383,949)	(185,775)	(179,145)
From return of capital:
Class A	—	—	(43,839)	(37,624)
Class C	—	—	(4,857)	(6,820)
Class I	—	—	(65,349)	(86,726)
Class R3	—	—	(106)	(116)
Class R4	—	—	(106)	(125)
Class R5	—	—	(109)	(150)
Class Y	—	—	(164,445)	(237,484)
Class F	—	—	(39,415)	(55,690)
Total distributions	(25,611,026)	(3,194,311)	(1,792,523)	(1,791,021)
Capital Share Transactions:
Sold	1,307,211,956	65,735,792	10,240,224	6,068,614
Issued on reinvestment of distributions	24,997,645	2,318,558	1,697,035	1,668,352
Redeemed	(198,041,034)	(3,758,637)	(14,918,900)	(21,811,867)
Net increase (decrease) from capital share transactions	1,134,168,567	64,295,713	(2,981,641)	(14,074,901)
Net Increase (Decrease) in Net Assets	1,148,205,270	63,000,158	(1,853,275)	(10,332,103)
Net Assets:
Beginning of period	111,404,022	48,403,864	28,744,872	39,076,975
End of period	$1,259,609,292	$111,404,022	$26,891,597	$28,744,872
The accompanying notes are an integral part of these financial statements.

174

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford High Yield Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$104,086,492	$117,802,986	$24,052,466	$20,848,408
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(14,165,889)	(105,196,813)	(1,292,000)	(12,133,479)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	29,119,127	134,266,288	33,806,177	12,933,792
Net Increase (Decrease) in Net Assets Resulting from Operations	119,039,730	146,872,461	56,566,643	21,648,721
Distributions to Shareholders:
Class A	(44,037,409)	(46,311,186)	(13,725,372)	(12,675,462)
Class C	(3,325,129)	(4,512,000)	(487,838)	(507,398)
Class I	(46,976,167)	(50,506,230)	(2,121,701)	(1,275,383)
Class R3	(197,967)	(196,922)	(79,127)	(78,718)
Class R4	(168,004)	(161,247)	(56,425)	(47,038)
Class R5	(113,243)	(101,134)	(40,304)	(36,438)
Class R6	—	—	(56,991)	(1,258)
Class Y	(3,137,043)	(3,658,297)	(92,470)	(159,610)
Class F	(7,456,494)	(10,379,241)	(7,882,819)	(6,521,939)
Total distributions	(105,411,456)	(115,826,257)	(24,543,047)	(21,303,244)
Capital Share Transactions:
Sold	269,776,295	272,947,409	102,445,184	98,816,695
Issued on reinvestment of distributions	86,225,719	93,991,207	24,277,127	21,044,810
Redeemed	(475,800,293)	(854,360,729)	(102,794,927)	(107,587,739)
Net increase (decrease) from capital share transactions	(119,798,279)	(487,422,113)	23,927,384	12,273,766
Net Increase (Decrease) in Net Assets	(106,170,005)	(456,375,909)	55,950,980	12,619,243
Net Assets:
Beginning of period	1,293,297,181	1,749,673,090	381,650,828	369,031,585
End of period	$1,187,127,176	$1,293,297,181	$437,601,808	$381,650,828
The accompanying notes are an integral part of these financial statements.

175

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		Hartford Low Duration High Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$10,039,039	$15,068,884	$14,799,958	$26,540,589
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,809,022	(29,122,209)	(6,659,327)	(26,331,788)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	16,465,859	19,209,298	11,163,212	32,700,295
Net Increase (Decrease) in Net Assets Resulting from Operations	28,313,920	5,155,973	19,303,843	32,909,096
Distributions to Shareholders:
Class A	(4,067,218)	(5,564,753)	(4,448,473)	(5,446,029)
Class C	(189,905)	(409,732)	(597,559)	(919,277)
Class I	(915,797)	(1,490,037)	(7,518,593)	(15,306,164)
Class R3	(635,216)	(748,283)	(1,814)	(1,523)
Class R4	(104,598)	(110,637)	(10,274)	(28,903)
Class R5	(84,150)	(72,884)	(762,554)	(869,208)
Class Y	(534,629)	(635,026)	(934,235)	(1,178,167)
Class F	(3,478,735)	(4,578,676)	(1,422,831)	(2,022,839)
From return of capital:
Class A	—	(825,043)	—	—
Class C	—	(60,748)	—	—
Class I	—	(220,917)	—	—
Class R3	—	(110,942)	—	—
Class R4	—	(16,403)	—	—
Class R5	—	(10,806)	—	—
Class Y	—	(94,150)	—	—
Class F	—	(678,846)	—	—
Total distributions	(10,010,248)	(15,627,883)	(15,696,333)	(25,772,110)
Capital Share Transactions:
Sold	56,948,148	66,491,644	33,925,219	63,903,319
Issued on reinvestment of distributions	9,794,319	15,311,110	15,607,359	25,663,592
Redeemed	(124,426,834)	(195,556,553)	(199,913,603)	(199,062,735)
Net increase (decrease) from capital share transactions	(57,684,367)	(113,753,799)	(150,381,025)	(109,495,824)
Net Increase (Decrease) in Net Assets	(39,380,695)	(124,225,709)	(146,773,515)	(102,358,838)
Net Assets:
Beginning of period	368,387,938	492,613,647	292,397,364	394,756,202
End of period	$329,007,243	$368,387,938	$145,623,849	$292,397,364
The accompanying notes are an integral part of these financial statements.

176

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$58,640,363	$48,956,801	$789,950	$823,770
Net realized gain (loss) on investments	(9,066,805)	(28,193,911)	(115,673)	(286,702)
Net changes in unrealized appreciation (depreciation) of investments	119,337,711	29,922,972	1,510,909	726,241
Net Increase (Decrease) in Net Assets Resulting from Operations	168,911,269	50,685,862	2,185,186	1,263,309
Distributions to Shareholders:
Class A	(11,848,550)	(10,511,076)	(521,572)	(486,396)
Class C	(457,817)	(524,959)	(3,559)	(4,133)
Class I	(33,923,112)	(28,196,040)	(96,847)	(114,112)
Class Y	(585,762)	(382,593)	—	—
Class F	(11,951,183)	(9,312,971)	(153,919)	(183,111)
Total distributions	(58,766,424)	(48,927,639)	(775,897)	(787,752)
Capital Share Transactions:
Sold	585,067,336	675,795,951	7,510,470	18,289,672
Issued on reinvestment of distributions	54,548,721	45,035,235	764,809	768,158
Redeemed	(474,841,522)	(665,531,337)	(12,867,945)	(27,752,544)
Net increase (decrease) from capital share transactions	164,774,535	55,299,849	(4,592,666)	(8,694,714)
Net Increase (Decrease) in Net Assets	274,919,380	57,058,072	(3,183,377)	(8,219,157)
Net Assets:
Beginning of period	1,664,689,056	1,607,630,984	40,551,391	48,770,548
End of period	$1,939,608,436	$1,664,689,056	$37,368,014	$40,551,391
The accompanying notes are an integral part of these financial statements.

177

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund		The Hartford Strategic Income Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$76,752,549	$61,304,435	$151,278,070	$117,225,015
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(15,924,712)	(29,610,226)	55,364,040	(186,630,970)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	88,127,776	64,760,606	153,906,910	190,048,305
Net Increase (Decrease) in Net Assets Resulting from Operations	148,955,613	96,454,815	360,549,020	120,642,350
Distributions to Shareholders:
Class A	(31,648,920)	(25,839,462)	(17,423,928)	(14,273,250)
Class C	(1,006,509)	(955,790)	(3,335,432)	(2,451,132)
Class I	(17,639,024)	(13,638,239)	(92,754,496)	(61,890,996)
Class R3	(99,114)	(39,829)	(187,895)	(165,951)
Class R4	(180,342)	(166,649)	(408,930)	(474,995)
Class R5	(97,801)	(72,496)	(2,182,094)	(1,804,585)
Class R6	(99,767)	(73,619)	(19,616,198)	(14,711,079)
Class Y	(135,427)	(171,855)	(6,229,509)	(4,148,675)
Class F	(26,166,045)	(21,499,833)	(18,212,566)	(12,664,526)
Total distributions	(77,072,949)	(62,457,772)	(160,351,048)	(112,585,189)
Capital Share Transactions:
Sold	693,734,569	715,278,594	1,295,189,635	806,232,801
Issued on reinvestment of distributions	73,118,681	59,013,492	156,404,740	109,722,143
Redeemed	(797,603,272)	(937,831,789)	(750,304,930)	(882,507,246)
Net increase (decrease) from capital share transactions	(30,750,022)	(163,539,703)	701,289,445	33,447,698
Net Increase (Decrease) in Net Assets	41,132,642	(129,542,660)	901,487,417	41,504,859
Net Assets:
Beginning of period	1,764,251,333	1,893,793,993	2,021,218,706	1,979,713,847
End of period	$1,805,383,975	$1,764,251,333	$2,922,706,123	$2,021,218,706
The accompanying notes are an integral part of these financial statements.

178

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Sustainable Municipal Bond Fund		The Hartford Total Return Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$2,480,339	$2,389,495	$145,263,666	$113,072,295
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(165,073)	(2,728,469)	9,647,735	(100,321,564)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	6,688,513	3,026,863	210,596,379	28,705,705
Net Increase (Decrease) in Net Assets Resulting from Operations	9,003,779	2,687,889	365,507,780	41,456,436
Distributions to Shareholders:
Class A	(654,290)	(668,819)	(40,789,651)	(34,800,578)
Class C	(29,215)	(43,933)	(130,573)	(173,020)
Class I	(1,368,583)	(1,206,401)	(27,191,649)	(17,041,728)
Class R3	—	—	(138,072)	(108,324)
Class R4	—	—	(412,916)	(383,395)
Class R5	—	—	(72,159)	(60,394)
Class R6	—	—	(15,310,659)	(9,216,825)
Class Y	—	—	(4,043,971)	(7,967,056)
Class F	(428,117)	(476,915)	(59,009,129)	(41,860,922)
Total distributions	(2,480,205)	(2,396,068)	(147,098,779)	(111,612,242)
Capital Share Transactions:
Sold	22,733,795	45,125,037	1,859,895,117	1,245,657,610
Issued on reinvestment of distributions	2,470,240	2,387,397	136,807,405	104,783,049
Redeemed	(28,636,072)	(60,812,495)	(1,052,936,584)	(1,165,921,151)
Net increase (decrease) from capital share transactions	(3,432,037)	(13,300,061)	943,765,938	184,519,508
Net Increase (Decrease) in Net Assets	3,091,537	(13,008,240)	1,162,174,939	114,363,702
Net Assets:
Beginning of period	83,382,199	96,390,439	2,951,894,960	2,837,531,258
End of period	$86,473,736	$83,382,199	$4,114,069,899	$2,951,894,960
The accompanying notes are an integral part of these financial statements.

179

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford World Bond Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Operations:
Net investment income (loss)	$137,785,017	$107,704,302
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(21,516,182)	(208,106,452)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	179,515,719	135,881,898
Net Increase (Decrease) in Net Assets Resulting from Operations	295,784,554	35,479,748
Distributions to Shareholders:
Class A	(8,988,763)	(5,413,510)
Class C	(380,444)	(254,397)
Class I	(42,060,211)	(27,097,116)
Class R3	(39,664)	(19,206)
Class R4	(47,425)	(29,238)
Class R5	(324,604)	(179,359)
Class R6	(5,926,193)	(3,016,225)
Class Y	(3,540,434)	(2,330,041)
Class F	(74,090,678)	(39,477,061)
Total distributions	(135,398,416)	(77,816,153)
Capital Share Transactions:
Sold	1,226,305,845	1,490,484,417
Issued on reinvestment of distributions	130,688,579	74,418,053
Redeemed	(1,020,206,715)	(1,183,778,858)
Net increase (decrease) from capital share transactions	336,787,709	381,123,612
Net Increase (Decrease) in Net Assets	497,173,847	338,787,207
Net Assets:
Beginning of period	3,391,007,757	3,052,220,550
End of period	$3,888,181,604	$3,391,007,757
The accompanying notes are an integral part of these financial statements.

180

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Year Ended October 31, 2024
A	$9.46	$0.46	$0.85	$1.31	$(0.49)	$—	$—	$(0.49)	$10.28	14.04%	$28,471	0.97%	0.96%	4.51%	656%
C	9.46	0.40	0.85	1.25	(0.43)	—	—	(0.43)	10.28	13.40	10,179	1.73	1.63	3.89	656
I	9.46	0.49	0.84	1.33	(0.52)	—	—	(0.52)	10.27	14.24	1,100,283	0.73	0.69	4.77	656
R5	9.46	0.56	0.77	1.33	(0.52)	—	—	(0.52)	10.27	14.28	105	0.72	0.71	5.52	656
R6	9.45	0.56	0.78	1.34	(0.54)	—	—	(0.54)	10.25	14.41	189	0.68	0.64	5.53	656
Y	9.46	0.50	0.83	1.33	(0.52)	—	—	(0.52)	10.27	14.28	35,300	0.72	0.70	4.86	656
F	9.45	0.53	0.81	1.34	(0.54)	—	—	(0.54)	10.25	14.40	85,083	0.65	0.62	5.22	656
For the Year Ended October 31, 2023
A	$9.39	$0.47	$0.07	$0.54	$(0.47)	$—	$—	$(0.47)	$9.46	5.73%	$1,690	1.22%	1.02%	4.83%	792%
C	9.39	0.42	0.06	0.48	(0.41)	—	—	(0.41)	9.46	5.07	1,271	1.94	1.62	4.24	792
I	9.39	0.51	0.06	0.57	(0.50)	—	—	(0.50)	9.46	5.99	60,450	1.03	0.80	5.29	792
R5	9.39	0.50	0.08	0.58	(0.51)	—	—	(0.51)	9.46	6.07	1,015	0.94	0.75	5.11	792
R6	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	1,016	0.93	0.65	5.21	792
Y	9.39	0.50	0.07	0.57	(0.50)	—	—	(0.50)	9.46	6.04	2,102	0.98	0.75	5.12	792
F	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	43,860	0.92	0.65	5.21	792
For the Period Ended October 31, 2022(5)
A	$10.00	$0.17	$(0.61)	$(0.44)	$(0.17)	$—	$—	$(0.17)	$9.39	(4.42)%(6)	$1,003	1.35%(7)	1.10%(7)	4.42%(7)	380%(8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73)(6)	952	2.10 (7)	1.90 (7)	3.61 (7)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31)(6)	957	1.10 (7)	0.80 (7)	4.72 (7)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(6)	957	1.10 (7)	0.75 (7)	4.77 (7)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(6)	957	1.10 (7)	0.65 (7)	4.87 (7)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(6)	1,460	1.11 (7)	0.75 (7)	4.82 (7)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(6)	42,118	1.10 (7)	0.65 (7)	4.87 (7)	380 (8)
The Hartford Emerging Markets Local Debt Fund
For the Year Ended October 31, 2024
A	$4.46	$0.26	$0.16	$0.42	$(0.20)	$—	$(0.04)	$(0.24)	$4.64	9.50%	$5,753	1.74%	1.18%	5.44%	105%
C	4.47	0.22	0.17	0.39	(0.15)	—	(0.05)	(0.20)	4.66	8.81	404	2.56	1.93	4.69	105
I	4.43	0.27	0.16	0.43	(0.21)	—	(0.04)	(0.25)	4.61	9.88	4,813	1.40	0.93	5.69	105
R3	4.46	0.24	0.19	0.43	(0.18)	—	(0.05)	(0.23)	4.66	9.60	11	2.03	1.48	5.17	105
R4	4.43	0.25	0.18	0.43	(0.20)	—	(0.04)	(0.24)	4.62	9.80	11	1.73	1.18	5.44	105
R5	4.22	0.25	0.18	0.43	(0.22)	—	(0.04)	(0.26)	4.39	10.20	11	1.43	0.88	5.74	105
Y	4.39	0.27	0.17	0.44	(0.21)	—	(0.05)	(0.26)	4.57	10.02	11,937	1.39	0.88	5.74	105
F	4.43	0.27	0.18	0.45	(0.21)	—	(0.05)	(0.26)	4.62	10.23	3,950	1.31	0.83	5.79	105
For the Year Ended October 31, 2023
A	$4.10	$0.25	$0.35	$0.60	$(0.18)	$—	$(0.06)	$(0.24)	$4.46	14.48%	$3,038	1.77%	1.18%	5.38%	102%
C	4.11	0.21	0.35	0.56	(0.15)	—	(0.05)	(0.20)	4.47	13.50	512	2.56	1.93	4.61	102
I	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.63	6,956	1.40	0.93	5.65	102
R3	4.10	0.24	0.34	0.58	(0.17)	—	(0.05)	(0.22)	4.46	14.09	10	2.03	1.48	5.13	102
R4	4.08	0.25	0.34	0.59	(0.18)	—	(0.06)	(0.24)	4.43	14.30	10	1.73	1.18	5.43	102
R5	3.90	0.25	0.32	0.57	(0.19)	—	(0.06)	(0.25)	4.22	14.59	10	1.43	0.88	5.64	102
Y	4.05	0.25	0.34	0.59	(0.19)	—	(0.06)	(0.25)	4.39	14.54	14,087	1.39	0.88	5.61	102
F	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.75	4,121	1.31	0.83	5.73	102
The accompanying notes are an integral part of these financial statements.

181

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2022
A	$5.39	$0.18	$(1.24)	$(1.06)	$(0.05)	$—	$(0.18)	$(0.23)	$4.10	(20.19)%	$2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
For the Year Ended October 31, 2021
A	$5.39	$0.18	$(0.00)(9)	$0.18	$(0.18)	$—	$—	$(0.18)	$5.39	3.20%	$3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00)(9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
For the Year Ended October 31, 2020
A	$5.86	$0.22	$(0.46)	$(0.24)	$—	$—	$(0.23)	$(0.23)	$5.39	(4.02)%	$4,441	1.42%	1.18%	4.08%	99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)	1,795	2.18	1.93	3.35	99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)	10,596	1.07	0.93	4.43	99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)	11	1.70	1.06	4.20	99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)	43	1.40	1.18	4.07	99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)	45	1.10	0.88	4.31	99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)	43,062	1.09	0.88	4.43	99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)	3,201	0.98	0.83	4.46	99
The Hartford Floating Rate Fund
For the Year Ended October 31, 2024
A	$7.78	$0.64	$0.10	$0.74	$(0.64)	$—	$—	$(0.64)	$7.88	9.85%	$514,939	1.02%	1.00%	8.18%	61%
C	7.86	0.59	0.10	0.69	(0.57)	—	—	(0.57)	7.98	8.97	41,092	1.77	1.75	7.44	61
I	7.72	0.66	0.09	0.75	(0.68)	—	—	(0.68)	7.79	10.03	525,732	0.75	0.75	8.43	61
R3	7.84	0.63	0.09	0.72	(0.61)	—	—	(0.61)	7.95	9.43	2,671	1.34	1.25	7.93	61
R4	7.78	0.64	0.09	0.73	(0.64)	—	—	(0.64)	7.87	9.73	2,063	1.08	1.00	8.18	61
R5	7.73	0.66	0.08	0.74	(0.67)	—	—	(0.67)	7.80	9.96	1,144	0.78	0.78	8.41	61
Y	7.69	0.65	0.09	0.74	(0.67)	—	—	(0.67)	7.76	10.02	33,645	0.76	0.75	8.43	61
F	7.69	0.66	0.09	0.75	(0.69)	—	—	(0.69)	7.75	10.08	65,840	0.66	0.66	8.53	61
For the Year Ended October 31, 2023
A	$7.64	$0.61	$0.12	$0.73	$(0.59)	$—	$—	$(0.59)	$7.78	9.79%	$576,510	1.01%	1.00%	7.77%	46%
C	7.71	0.55	0.14	0.69	(0.54)	—	—	(0.54)	7.86	9.10	53,757	1.76	1.75	7.00	46
I	7.59	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.72	10.09	518,131	0.74	0.74	8.00	46
R3	7.69	0.59	0.13	0.72	(0.57)	—	—	(0.57)	7.84	9.64	2,466	1.35	1.25	7.53	46
R4	7.63	0.61	0.13	0.74	(0.59)	—	—	(0.59)	7.78	9.93	1,941	1.08	1.00	7.77	46
R5	7.59	0.62	0.13	0.75	(0.61)	—	—	(0.61)	7.73	10.18	1,433	0.78	0.78	8.00	46
Y	7.56	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.69	10.10	38,667	0.76	0.75	7.99	46
F	7.57	0.62	0.13	0.75	(0.63)	—	—	(0.63)	7.69	10.17	100,393	0.66	0.66	8.05	46
The accompanying notes are an integral part of these financial statements.

182

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2022
A	$8.40	$0.33	$(0.77)	$(0.44)	$(0.32)	$—	$—	$(0.32)	$7.64	(5.33)%	$645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
For the Year Ended October 31, 2021
A	$8.04	$0.30	$0.31	$0.61	$(0.25)	$—	$—	$(0.25)	$8.40	7.70%	$738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
For the Year Ended October 31, 2020
A	$8.37	$0.29	$(0.33)	$(0.04)	$(0.29)	$—	$—	$(0.29)	$8.04	(0.40)%	$659,749	1.01%	1.00%	3.62%	86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)	231,747	1.74	1.74	2.91	86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)	749,601	0.73	0.73	3.93	86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)	4,684	1.37	1.25	3.38	86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)	2,274	1.07	1.00	3.63	86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)	987	0.77	0.77	3.84	86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	(0.00)(10)	42,538	0.71	0.71	3.93	86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)	92,849	0.65	0.65	4.09	86
The Hartford High Yield Fund
For the Year Ended October 31, 2024
A	$6.48	$0.39	$0.55	$0.94	$(0.39)	$—	$—	$(0.39)	$7.03	14.71%	$252,481	1.00%	0.95%	5.62%	40%
C	6.47	0.33	0.54	0.87	(0.33)	—	—	(0.33)	7.01	13.69	9,429	1.73	1.73	4.84	40
I	6.46	0.40	0.55	0.95	(0.42)	—	—	(0.42)	6.99	15.00	34,788	0.71	0.69	5.88	40
R3	6.49	0.37	0.54	0.91	(0.37)	—	—	(0.37)	7.03	14.17	1,485	1.30	1.27	5.30	40
R4	6.50	0.39	0.54	0.93	(0.39)	—	—	(0.39)	7.04	14.50	1,055	1.00	0.97	5.60	40
R5	6.43	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.95	14.92	643	0.70	0.67	5.90	40
R6	6.36	0.41	0.53	0.94	(0.43)	—	—	(0.43)	6.87	15.13	910	0.59	0.55	6.01	40
Y	6.38	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.90	15.01	1,061	0.69	0.66	5.93	40
F	6.43	0.41	0.54	0.95	(0.44)	—	—	(0.44)	6.94	15.01	135,750	0.59	0.55	6.02	40
For the Year Ended October 31, 2023
A	$6.46	$0.36	$0.01	$0.37	$(0.35)	$—	$—	$(0.35)	$6.48	5.80%	$228,338	1.01%	0.95%	5.35%	26%
C	6.44	0.30	0.03	0.33	(0.30)	—	—	(0.30)	6.47	5.12	10,587	1.73	1.73	4.57	26
I	6.46	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.46	6.00	29,119	0.70	0.69	5.63	26
R3	6.46	0.33	0.03	0.36	(0.33)	—	—	(0.33)	6.49	5.59	1,489	1.31	1.27	5.03	26
R4	6.47	0.35	0.03	0.38	(0.35)	—	—	(0.35)	6.50	5.94	875	1.01	0.97	5.33	26
R5	6.43	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.43	6.09	624	0.71	0.67	5.63	26
R6	6.37	0.38	0.01	0.39	(0.40)	—	—	(0.40)	6.36	6.18	46	0.59	0.55	5.81	26
Y	6.38	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.38	6.14	2,975	0.65	0.65	5.66	26
F	6.44	0.38	0.02	0.40	(0.41)	—	—	(0.41)	6.43	6.19	107,597	0.59	0.55	5.75	26
The accompanying notes are an integral part of these financial statements.

183

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2022
A	$7.62	$0.29	$(1.16)	$(0.87)	$(0.29)	$—	$—	$(0.29)	$6.46	(11.63)%	$235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$7.27	$0.29	$0.35	$0.64	$(0.29)	$—	$—	$(0.29)	$7.62	8.90%	$287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (11)	7.57	0.21	(0.03)(12)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (6)	10	0.59 (7)	0.55 (7)	4.12 (7)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
For the Year Ended October 31, 2020
A	$7.36	$0.33	$(0.10)	$0.23	$(0.32)	$—	$—	$(0.32)	$7.27	3.31%	$239,310	1.15%	1.03%	4.54%	59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68	26,125	1.86	1.78	3.81	59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74	20,666	0.82	0.77	4.80	59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14	1,866	1.44	1.34	4.25	59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45	997	1.14	1.04	4.54	59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95	614	0.84	0.74	4.86	59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35	849	0.83	0.77	4.84	59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78	71,863	0.72	0.67	4.90	59
The Hartford Inflation Plus Fund
For the Year Ended October 31, 2024
A	$9.52	$0.27	$0.49	$0.76	$(0.28)	$—	$—	$(0.28)	$10.00	8.05%	$134,606	0.89%	0.85%	2.75%	16%(13)
C	9.15	0.18	0.48	0.66	(0.22)	—	—	(0.22)	9.59	7.26	7,608	1.61	1.61	1.93	16 (13)
I	9.75	0.30	0.50	0.80	(0.30)	—	—	(0.30)	10.25	8.32	25,483	0.59	0.59	3.00	16 (13)
R3	9.31	0.24	0.46	0.70	(0.25)	—	—	(0.25)	9.76	7.61	23,531	1.19	1.19	2.44	16 (13)
R4	9.54	0.27	0.48	0.75	(0.27)	—	—	(0.27)	10.02	7.99	3,786	0.89	0.89	2.71	16 (13)
R5	9.71	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.21	8.34	3,992	0.59	0.59	3.02	16 (13)
Y	9.77	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.27	8.29	17,532	0.59	0.59	3.02	16 (13)
F	9.75	0.32	0.49	0.81	(0.31)	—	—	(0.31)	10.25	8.41	112,469	0.48	0.48	3.15	16 (13)
For the Year Ended October 31, 2023
A	$9.82	$0.33	$(0.27)	$0.06	$(0.31)	$—	$(0.05)	$(0.36)	$9.52	0.51%	$156,131	0.87%	0.84%	3.36%	35%(13)
C	9.45	0.24	(0.25)	(0.01)	(0.25)	—	(0.04)	(0.29)	9.15	(0.21)	10,783	1.59	1.59	2.56	35 (13)
I	10.04	0.35	(0.26)	0.09	(0.33)	—	(0.05)	(0.38)	9.75	0.83	33,203	0.59	0.59	3.48	35 (13)
R3	9.60	0.30	(0.26)	0.04	(0.29)	—	(0.04)	(0.33)	9.31	0.30	24,072	1.18	1.18	3.06	35 (13)
R4	9.83	0.33	(0.27)	0.06	(0.30)	—	(0.05)	(0.35)	9.54	0.56	3,259	0.89	0.89	3.37	35 (13)
R5	10.00	0.38	(0.29)	0.09	(0.33)	—	(0.05)	(0.38)	9.71	0.84	2,186	0.59	0.59	3.79	35 (13)
Y	10.06	0.37	(0.28)	0.09	(0.33)	—	(0.05)	(0.38)	9.77	0.85	18,539	0.58	0.58	3.67	35 (13)
F	10.04	0.38	(0.28)	0.10	(0.34)	—	(0.05)	(0.39)	9.75	0.95	120,216	0.47	0.47	3.74	35 (13)
The accompanying notes are an integral part of these financial statements.

184

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2022
A	$11.63	$0.61	$(1.61)	$(1.00)	$(0.78)	$—	$(0.03)	$(0.81)	$9.82	(9.07)%	$200,112	0.85%	0.84%	5.62%	57%(13)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (13)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (13)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (13)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (13)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (13)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (13)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (13)
For the Year Ended October 31, 2021
A	$11.11	$0.36	$0.40	$0.76	$(0.24)	$—	$—	$(0.24)	$11.63	6.88%	$232,828	0.85%	0.85%	3.18%	73%(13)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (13)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (13)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (13)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (13)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (13)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (13)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (13)
For the Year Ended October 31, 2020
A	$10.54	$0.13	$0.62	$0.75	$(0.18)	$—	$—	$(0.18)	$11.11	7.23%	$200,745	0.92%	0.85%	1.17%	78%(13)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59	0.29	78 (13)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57	1.49	78 (13)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18	0.81	78 (13)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89	1.07	78 (13)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58	1.57	78 (13)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57	1.38	78 (13)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49	1.49	78 (13)
Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
For the Year Ended October 31, 2024
A	$8.84	$0.66	$0.13	$0.79	$(0.67)	$—	$—	$(0.67)	$8.96	9.18%	$56,316	1.16%	1.01%	7.36%	114%
C	8.92	0.60	0.14	0.74	(0.59)	—	—	(0.59)	9.07	8.48	7,818	1.89	1.76	6.62	114
I	8.77	0.70	0.11	0.81	(0.71)	—	—	(0.71)	8.87	9.49	52,919	0.87	0.77	7.91	114
R3	8.86	0.61	0.16	0.77	(0.62)	—	—	(0.62)	9.01	8.91	53	1.49	1.33	6.78	114
R4	8.82	0.70	0.10	0.80	(0.67)	—	—	(0.67)	8.95	9.29	74	1.22	1.03	7.86	114
R5	8.76	0.67	0.14	0.81	(0.71)	—	—	(0.71)	8.86	9.59	8,079	0.89	0.73	7.62	114
Y	8.77	0.74	0.07	0.81	(0.71)	—	—	(0.71)	8.87	9.54	4,015	0.91	0.75	8.29	114
F	8.78	0.68	0.13	0.81	(0.72)	—	—	(0.72)	8.87	9.51	16,350	0.78	0.68	7.70	114
For the Year Ended October 31, 2023
A	$8.67	$0.71	$0.14	$0.85	$(0.68)	$—	$—	$(0.68)	$8.84	10.09%	$63,858	1.16%	1.05%	7.96%	58%
C	8.75	0.64	0.15	0.79	(0.62)	—	—	(0.62)	8.92	9.25	10,406	1.90	1.80	7.21	58
I	8.60	0.72	0.15	0.87	(0.70)	—	—	(0.70)	8.77	10.42	165,095	0.89	0.80	8.19	58
R3	8.69	0.68	0.15	0.83	(0.66)	—	—	(0.66)	8.86	9.75	15	1.51	1.35	7.65	58
R4	8.65	0.70	0.15	0.85	(0.68)	—	—	(0.68)	8.82	10.21	330	1.19	1.05	7.95	58
R5	8.60	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.76	10.41	9,687	0.90	0.75	8.26	58
Y	8.61	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.77	10.33	23,395	0.90	0.78	8.26	58
F	8.62	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.78	10.41	19,611	0.80	0.75	8.24	58
The accompanying notes are an integral part of these financial statements.

185

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund) – (continued)
For the Year Ended October 31, 2022
A	$9.68	$0.38	$(1.01)	$(0.63)	$(0.38)	$—	$—	$(0.38)	$8.67	(6.66)%	$78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
For the Year Ended October 31, 2021
A	$9.23	$0.35	$0.40	$0.75	$(0.30)	$—	$—	$(0.30)	$9.68	8.23%	$81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
For the Year Ended October 31, 2020
A	$9.64	$0.37	$(0.42)	$(0.05)	$(0.36)	$—	$—	$(0.36)	$9.23	(0.46)%	$64,414	1.15%	1.05%	3.95%	120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)	38,246	1.89	1.80	3.21	120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)	194,107	0.87	0.80	4.18	120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)	128	1.50	1.35	3.68	120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)	347	1.20	1.05	3.93	120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)	10,605	0.90	0.75	4.23	120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)	7,422	0.89	0.78	4.25	120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)	13,874	0.79	0.75	4.28	120
The Hartford Municipal Opportunities Fund
For the Year Ended October 31, 2024
A	$7.82	$0.25	$0.52	$0.77	$(0.25)	$—	$—	$(0.25)	$8.34	9.91%	$400,790	0.66%	0.66%	3.02%	45%
C	7.83	0.19	0.52	0.71	(0.19)	—	—	(0.19)	8.35	9.06	17,739	1.43	1.43	2.25	45
I	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.14	1,096,957	0.45	0.45	3.23	45
Y	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.15	19,074	0.44	0.44	3.24	45
F	7.81	0.28	0.52	0.80	(0.28)	—	—	(0.28)	8.33	10.30	405,049	0.34	0.34	3.33	45
For the Year Ended October 31, 2023
A	$7.80	$0.22	$0.02	$0.24	$(0.22)	$—	$—	$(0.22)	$7.82	3.00%	$367,824	0.66%	0.66%	2.70%	26%
C	7.80	0.16	0.03	0.19	(0.16)	—	—	(0.16)	7.83	2.35	22,291	1.43	1.43	1.93	26
I	7.80	0.24	0.02	0.26	(0.24)	—	—	(0.24)	7.82	3.23	962,921	0.45	0.45	2.92	26
Y	7.79	0.24	0.03	0.27	(0.24)	—	—	(0.24)	7.82	3.36	12,734	0.44	0.44	2.92	26
F	7.79	0.25	0.01	0.26	(0.24)	—	—	(0.24)	7.81	3.33	298,919	0.35	0.35	3.02	26
For the Year Ended October 31, 2022
A	$9.04	$0.15	$(1.23)	$(1.08)	$(0.16)	$—	$—	$(0.16)	$7.80	(12.10)%	$364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
The accompanying notes are an integral part of these financial statements.

186

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Municipal Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$8.93	$0.15	$0.11	$0.26	$(0.15)	$—	$—	$(0.15)	$9.04	2.94%	$486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
For the Year Ended October 31, 2020
A	$8.88	$0.18	$0.05	$0.23	$(0.18)	$—	$—	$(0.18)	$8.93	2.63%	$437,341	0.68%	0.68%	2.03%	26%
C	8.89	0.11	0.05	0.16	(0.11)	—	—	(0.11)	8.94	1.86	59,074	1.43	1.43	1.28	26
I	8.88	0.20	0.06	0.26	(0.20)	—	—	(0.20)	8.94	2.99	724,260	0.44	0.44	2.26	26
Y	8.88	0.20	0.05	0.25	(0.20)	—	—	(0.20)	8.93	2.86	15,559	0.45	0.45	2.25	26
F	8.87	0.21	0.05	0.26	(0.21)	—	—	(0.21)	8.92	2.95	231,121	0.37	0.37	2.32	26
Hartford Municipal Short Duration Fund
For the Year Ended October 31, 2024
A	$9.59	$0.19	$0.34	$0.53	$(0.19)	$—	$—	$(0.19)	$9.93	5.55%	$26,826	0.96%	0.69%	1.96%	21%
C	9.59	0.12	0.34	0.46	(0.11)	—	—	(0.11)	9.94	4.77	262	1.88	1.44	1.20	21
I	9.55	0.22	0.32	0.54	(0.21)	—	—	(0.21)	9.88	5.74	4,243	0.76	0.46	2.19	21
F	9.55	0.22	0.34	0.56	(0.22)	—	—	(0.22)	9.89	5.93	6,037	0.66	0.39	2.26	21
For the Year Ended October 31, 2023
A	$9.52	$0.16	$0.06	$0.22	$(0.15)	$—	$—	$(0.15)	$9.59	2.29%	$27,991	0.91%	0.69%	1.67%	24%
C	9.51	0.09	0.06	0.15	(0.07)	—	—	(0.07)	9.59	1.52	473	1.76	1.44	0.92	24
I	9.50	0.18	0.06	0.24	(0.19)	—	—	(0.19)	9.55	2.56	4,736	0.72	0.46	1.90	24
F	9.51	0.19	0.06	0.25	(0.21)	—	—	(0.21)	9.55	2.59	7,351	0.62	0.39	1.97	24
For the Year Ended October 31, 2022
A	$10.19	$0.10	$(0.68)	$(0.58)	$(0.09)	$—	$—	$(0.09)	$9.52	(5.73)%	$31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$0.12	$0.03	$0.15	$(0.12)	$(0.00)(14)	$—	$(0.12)	$10.19	1.52%	$21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00)(14)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00)(14)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00)(14)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
For the Year Ended October 31, 2020
A	$10.16	$0.16	$0.03	$0.19	$(0.16)	$(0.03)	$—	$(0.19)	$10.16	1.88%	$18,359	1.10%	0.69%	1.62%	26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)	—	(0.12)	10.16	1.23	1,483	1.94	1.44	0.87	26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)	—	(0.22)	10.15	2.12	3,879	0.88	0.46	1.83	26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)	—	(0.22)	10.16	2.19	2,164	0.80	0.39	1.91	26
The accompanying notes are an integral part of these financial statements.

187

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund
For the Year Ended October 31, 2024
A	$9.32	$0.40	$0.39	$0.79	$(0.40)	$—	$—	$(0.40)	$9.71	8.57%	$742,530	0.82%	0.75%	4.18%	48%
C	9.32	0.33	0.38	0.71	(0.32)	—	—	(0.32)	9.71	7.73	30,599	1.54	1.54	3.39	48
I	9.27	0.42	0.39	0.81	(0.43)	—	—	(0.43)	9.65	8.84	420,207	0.50	0.49	4.44	48
R3	9.31	0.38	0.38	0.76	(0.37)	—	—	(0.37)	9.70	8.32	2,009	1.09	0.99	3.95	48
R4	9.30	0.40	0.40	0.80	(0.40)	—	—	(0.40)	9.70	8.71	3,935	0.74	0.74	4.18	48
R5	9.27	0.42	0.38	0.80	(0.42)	—	—	(0.42)	9.65	8.73	2,368	0.54	0.54	4.39	48
R6	9.21	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.58	8.89	2,100	0.43	0.43	4.50	48
Y	9.25	0.42	0.38	0.80	(0.41)	—	—	(0.41)	9.64	8.84	3,016	0.53	0.53	4.39	48
F	9.25	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.62	8.88	598,620	0.43	0.43	4.50	48
For the Year Ended October 31, 2023
A	$9.15	$0.30	$0.17	$0.47	$(0.30)	$—	$—	$(0.30)	$9.32	5.16%	$802,471	0.80%	0.79%	3.20%	27%
C	9.15	0.23	0.17	0.40	(0.23)	—	—	(0.23)	9.32	4.39	31,300	1.53	1.53	2.42	27
I	9.11	0.32	0.17	0.49	(0.33)	—	—	(0.33)	9.27	5.44	369,268	0.49	0.49	3.49	27
R3	9.14	0.28	0.17	0.45	(0.28)	—	—	(0.28)	9.31	4.98	1,391	1.15	0.96	3.05	27
R4	9.14	0.30	0.16	0.46	(0.30)	—	—	(0.30)	9.30	5.10	5,133	0.73	0.73	3.25	27
R5	9.10	0.32	0.17	0.49	(0.32)	—	—	(0.32)	9.27	5.48	2,061	0.55	0.55	3.44	27
R6	9.06	0.33	0.16	0.49	(0.34)	—	—	(0.34)	9.21	5.49	2,137	0.43	0.43	3.57	27
Y	9.09	0.31	0.18	0.49	(0.33)	—	—	(0.33)	9.25	5.39	3,118	0.53	0.53	3.37	27
F	9.09	0.33	0.17	0.50	(0.34)	—	—	(0.34)	9.25	5.61	547,372	0.43	0.43	3.55	27
For the Year Ended October 31, 2022
A	$10.00	$0.17	$(0.85)	$(0.68)	$(0.17)	$—	$—	$(0.17)	$9.15	(6.87)%	$835,605	0.79%	0.78%	1.74%	22%(15)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (15)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (15)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (15)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (15)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (15)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (15)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (15)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (15)
For the Year Ended October 31, 2021
A	$10.00	$0.15	$0.01 (12)	$0.16	$(0.16)	$—	$—	$(0.16)	$10.00	1.55%	$923,939	0.79%	0.78%	1.54%	35%(15)
C	10.00	0.08	(0.00)(9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (15)
I	9.98	0.18	0.01 (12)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (15)
R3	9.98	0.13	(0.00)(9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (15)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (15)
R5	9.96	0.18	(0.00)(9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (15)
R6	9.93	0.18	0.01 (12)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (15)
Y	9.94	0.18	0.01 (12)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (15)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (15)
The accompanying notes are an integral part of these financial statements.

188

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2020
A	$9.92	$0.22	$0.08	$0.30	$(0.22)	$—	$—	$(0.22)	$10.00	3.07%	$847,571	0.84%	0.80%	2.21%	38%(15)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31	90,816	1.55	1.55	1.49	38 (15)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27	452,754	0.53	0.53	2.50	38 (15)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71	2,376	1.15	1.15	1.88	38 (15)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15	4,777	0.78	0.78	2.29	38 (15)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31	2,140	0.56	0.56	2.45	38 (15)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40	13	0.45	0.45	2.57	38 (15)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33	6,999	0.55	0.55	2.53	38 (15)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52	255,190	0.44	0.44	2.58	38 (15)
The Hartford Strategic Income Fund
For the Year Ended October 31, 2024
A	$7.21	$0.46	$0.72	$1.18	$(0.49)	$—	$—	$(0.49)	$7.90	16.64%	$298,187	0.91%	0.91%	5.89%	69%(16)
C	7.29	0.41	0.72	1.13	(0.42)	—	—	(0.42)	8.00	15.82	75,075	1.63	1.63	5.18	69 (16)
I	7.23	0.48	0.72	1.20	(0.51)	—	—	(0.51)	7.92	16.96	1,738,607	0.63	0.63	6.18	69 (16)
R3	7.20	0.43	0.72	1.15	(0.46)	—	—	(0.46)	7.89	16.21	3,024	1.26	1.25	5.55	69 (16)
R4	7.21	0.46	0.70	1.16	(0.48)	—	—	(0.48)	7.89	16.47	6,735	0.93	0.93	5.87	69 (16)
R5	7.20	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.88	16.88	33,364	0.64	0.64	6.15	69 (16)
R6	7.20	0.49	0.71	1.20	(0.52)	—	—	(0.52)	7.88	17.01	312,114	0.54	0.54	6.26	69 (16)
Y	7.18	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.86	16.92	117,027	0.64	0.64	6.17	69 (16)
F	7.22	0.49	0.72	1.21	(0.52)	—	—	(0.52)	7.91	17.10	338,572	0.54	0.54	6.27	69 (16)
For the Year Ended October 31, 2023
A	$7.18	$0.42	$0.01	$0.43	$(0.40)	$—	$—	$(0.40)	$7.21	5.95%	$252,701	0.92%	0.92%	5.59%	75%(16)
C	7.25	0.37	0.01	0.38	(0.34)	—	—	(0.34)	7.29	5.17	52,262	1.64	1.64	4.87	75 (16)
I	7.20	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.23	6.28	1,127,770	0.64	0.64	5.88	75 (16)
R3	7.16	0.39	0.02	0.41	(0.37)	—	—	(0.37)	7.20	5.70	3,148	1.26	1.26	5.25	75 (16)
R4	7.17	0.42	0.02	0.44	(0.40)	—	—	(0.40)	7.21	6.05	6,001	0.96	0.96	5.53	75 (16)
R5	7.16	0.44	0.03	0.47	(0.43)	—	—	(0.43)	7.20	6.44	31,478	0.64	0.64	5.88	75 (16)
R6	7.16	0.45	0.02	0.47	(0.43)	—	—	(0.43)	7.20	6.41	260,481	0.55	0.55	5.97	75 (16)
Y	7.15	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.18	6.32	74,004	0.64	0.64	5.87	75 (16)
F	7.19	0.45	0.02	0.47	(0.44)	—	—	(0.44)	7.22	6.39	213,374	0.55	0.55	5.97	75 (16)
For the Year Ended October 31, 2022
A	$9.17	$0.31	$(1.88)	$(1.57)	$(0.31)	$(0.10)	$(0.01)	$(0.42)	$7.18	(17.56)%	$261,960	0.92%	0.92%	3.73%	61%(16)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (16)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (16)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (16)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (16)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (16)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (16)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (16)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (16)
The accompanying notes are an integral part of these financial statements.

189

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2021
A	$9.02	$0.27	$0.23	$0.50	$(0.25)	$(0.10)	$—	$(0.35)	$9.17	5.54%	$410,004	0.91%	0.91%	2.87%	52%(16)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (16)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (16)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (16)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (16)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (16)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (16)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (16)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (16)
For the Year Ended October 31, 2020
A	$8.64	$0.28	$0.41	$0.69	$(0.31)	$—	$—	$(0.31)	$9.02	8.21%	$279,447	0.97%	0.95%	3.21%	69%(16)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40	72,030	1.69	1.69	2.47	69 (16)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41	930,484	0.67	0.67	3.44	69 (16)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77	1,502	1.29	1.25	2.87	69 (16)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12	4,348	1.00	0.95	2.96	69 (16)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46	15,336	0.69	0.65	3.48	69 (16)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65	10,360	0.59	0.59	3.45	69 (16)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36	95,044	0.64	0.64	3.40	69 (16)
F	8.67	0.32	0.40	0.72	(0.35)	—	—	(0.35)	9.04	8.49	274,532	0.59	0.59	3.58	69 (16)
Hartford Sustainable Municipal Bond Fund
For the Year Ended October 31, 2024
A	$9.28	$0.26	$0.74	$1.00	$(0.26)	$—	$—	$(0.26)	$10.02	10.85%	$24,592	0.82%	0.69%	2.64%	23%
C	9.28	0.19	0.73	0.92	(0.19)	—	—	(0.19)	10.01	9.92	1,103	1.65	1.44	1.89	23
I	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.01	47,200	0.64	0.46	2.87	23
F	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.09	13,579	0.50	0.39	2.94	23
For the Year Ended October 31, 2023
A	$9.29	$0.24	$(0.01)	$0.23	$(0.24)	$—	$—	$(0.24)	$9.28	2.38%	$24,050	0.81%	0.69%	2.44%	31%
C	9.28	0.16	0.01	0.17	(0.17)	—	—	(0.17)	9.28	1.73	2,168	1.63	1.44	1.69	31
I	9.26	0.26	—	0.26	(0.26)	—	—	(0.26)	9.26	2.73	42,800	0.63	0.46	2.68	31
F	9.26	0.27	—	0.27	(0.27)	—	—	(0.27)	9.26	2.80	14,364	0.50	0.39	2.74	31
For the Year Ended October 31, 2022
A	$11.02	$0.17	$(1.68)	$(1.51)	$(0.17)	$(0.05)	$—	$(0.22)	$9.29	(13.86)%	$29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$0.15	$0.19	$0.34	$(0.15)	$—	$—	$(0.15)	$11.02	3.15%	$43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
For the Year Ended October 31, 2020
A	$10.78	$0.20	$0.12	$0.32	$(0.20)	$(0.07)	$—	$(0.27)	$10.83	3.00%	$37,551	0.88%	0.69%	1.84%	16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05	4,642	1.69	1.44	1.09	16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14	26,866	0.68	0.46	2.00	16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30	14,292	0.57	0.39	2.04	16
The accompanying notes are an integral part of these financial statements.

190

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund
For the Year Ended October 31, 2024
A	$8.48	$0.37	$0.64	$1.01	$(0.36)	$—	$—	$(0.36)	$9.13	11.95%	$1,073,458	0.68%	0.68%	4.02%	47%(17)
C	8.58	0.29	0.65	0.94	(0.28)	—	—	(0.28)	9.24	11.01	3,173	1.55	1.55	3.14	47 (17)
I	8.43	0.39	0.64	1.03	(0.40)	—	—	(0.40)	9.06	12.32	859,804	0.41	0.38	4.31	47 (17)
R3	8.72	0.34	0.66	1.00	(0.33)	—	—	(0.33)	9.39	11.57	3,913	1.04	1.04	3.66	47 (17)
R4	8.64	0.37	0.66	1.03	(0.36)	—	—	(0.36)	9.31	12.03	10,584	0.73	0.68	4.02	47 (17)
R5	8.57	0.39	0.65	1.04	(0.39)	—	—	(0.39)	9.22	12.27	781	0.44	0.44	4.27	47 (17)
R6	8.49	0.40	0.64	1.04	(0.41)	—	—	(0.41)	9.12	12.38	573,419	0.32	0.32	4.36	47 (17)
Y	8.52	0.39	0.65	1.04	(0.40)	—	—	(0.40)	9.16	12.31	93,111	0.38	0.38	4.32	47 (17)
F	8.37	0.39	0.64	1.03	(0.41)	—	—	(0.41)	8.99	12.38	1,495,827	0.32	0.32	4.38	47 (17)
For the Year Ended October 31, 2023
A	$8.65	$0.32	$(0.18)	$0.14	$(0.31)	$—	$—	$(0.31)	$8.48	1.51%	$958,940	0.69%	0.69%	3.53%	59%(17)
C	8.76	0.24	(0.18)	0.06	(0.24)	—	—	(0.24)	8.58	0.57	5,063	1.53	1.53	2.65	59 (17)
I	8.61	0.35	(0.19)	0.16	(0.34)	—	—	(0.34)	8.43	1.69	545,553	0.38	0.38	3.89	59 (17)
R3	8.90	0.29	(0.18)	0.11	(0.29)	—	—	(0.29)	8.72	1.09	3,565	1.04	1.04	3.18	59 (17)
R4	8.82	0.32	(0.18)	0.14	(0.32)	—	—	(0.32)	8.64	1.43	10,164	0.74	0.69	3.51	59 (17)
R5	8.75	0.34	(0.18)	0.16	(0.34)	—	—	(0.34)	8.57	1.66	1,430	0.44	0.44	3.77	59 (17)
R6	8.67	0.35	(0.18)	0.17	(0.35)	—	—	(0.35)	8.49	1.76	241,236	0.32	0.32	3.90	59 (17)
Y	8.69	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.52	1.85	95,263	0.38	0.38	3.71	59 (17)
F	8.54	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.37	1.85	1,090,681	0.32	0.32	3.90	59 (17)
For the Year Ended October 31, 2022
A	$10.92	$0.23	$(2.08)	$(1.85)	$(0.24)	$(0.18)	$—	$(0.42)	$8.65	(17.46)%	$956,670	0.68%	0.68%	2.34%	61%(17)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (17)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (17)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (17)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (17)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (17)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (17)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (17)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (17)
For the Year Ended October 31, 2021
A	$11.13	$0.18	$(0.10)	$0.08	$(0.21)	$(0.08)	$—	$(0.29)	$10.92	0.68%	$1,268,773	0.68%	0.68%	1.65%	51%(17)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (17)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (17)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (17)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (17)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (17)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (17)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (17)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (17)
The accompanying notes are an integral part of these financial statements.

191

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2020
A	$10.66	$0.24	$0.49	$0.73	$(0.26)	$—	$—	$(0.26)	$11.13	6.88%	$1,202,398	0.71%	0.71%	2.17%	50%(17)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13	32,105	1.51	1.51	1.37	50 (17)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35	299,511	0.41	0.41	2.43	50 (17)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55	5,075	1.06	1.04	1.84	50 (17)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90	13,365	0.76	0.76	2.12	50 (17)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20	2,651	0.46	0.46	2.40	50 (17)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41	63,656	0.34	0.34	2.53	50 (17)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27	410,349	0.40	0.40	2.49	50 (17)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38	962,471	0.34	0.34	2.53	50 (17)
The Hartford World Bond Fund
For the Year Ended October 31, 2024
A	$9.54	$0.36	$0.46	$0.82	$(0.36)	$—	$—	$(0.36)	$10.00	8.68%	$246,892	1.01%	1.01%	3.61%	103%(18)
C	9.24	0.27	0.46	0.73	(0.29)	—	—	(0.29)	9.68	7.90	11,404	1.75	1.75	2.86	103 (18)
I	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	9.00	1,076,963	0.72	0.72	3.90	103 (18)
R3	9.43	0.32	0.46	0.78	(0.33)	—	—	(0.33)	9.88	8.34	1,275	1.35	1.35	3.28	103 (18)
R4	9.56	0.36	0.46	0.82	(0.36)	—	—	(0.36)	10.02	8.65	1,479	1.05	1.03	3.59	103 (18)
R5	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	8.98	8,783	0.74	0.74	3.89	103 (18)
R6	9.69	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.16	9.05	158,776	0.63	0.63	4.00	103 (18)
Y	9.67	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.14	8.96	93,041	0.73	0.73	3.89	103 (18)
F	9.66	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.13	9.08	2,289,569	0.63	0.63	4.00	103 (18)
For the Year Ended October 31, 2023
A	$9.65	$0.27	$(0.19)	$0.08	$(0.19)	$—	$—	$(0.19)	$9.54	0.84%	$249,735	1.01%	1.00%	2.72%	82%(18)
C	9.38	0.19	(0.19)	—	(0.14)	—	—	(0.14)	9.24	(0.04)	15,313	1.75	1.75	1.95	82 (18)
I	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.06	1,157,084	0.71	0.71	3.02	82 (18)
R3	9.56	0.23	(0.19)	0.04	(0.17)	—	—	(0.17)	9.43	0.39	1,080	1.34	1.34	2.39	82 (18)
R4	9.67	0.26	(0.18)	0.08	(0.19)	—	—	(0.19)	9.56	0.75	1,300	1.04	1.04	2.66	82 (18)
R5	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.04	8,001	0.73	0.73	3.01	82 (18)
R6	9.79	0.31	(0.19)	0.12	(0.22)	—	—	(0.22)	9.69	1.22	136,155	0.63	0.63	3.14	82 (18)
Y	9.78	0.29	(0.18)	0.11	(0.22)	—	—	(0.22)	9.67	1.05	97,274	0.72	0.72	2.91	82 (18)
F	9.77	0.31	(0.20)	0.11	(0.22)	—	—	(0.22)	9.66	1.12	1,725,066	0.62	0.62	3.12	82 (18)
For the Year Ended October 31, 2022
A	$10.45	$0.08	$(0.76)	$(0.68)	$(0.07)	$(0.03)	$(0.02)	$(0.12)	$9.65	(6.58)%	$284,248	1.00%	0.99%	0.81%	85%(18)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (18)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (18)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (18)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (18)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (18)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (18)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (18)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (18)
The accompanying notes are an integral part of these financial statements.

192

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2021
A	$10.59	$0.05	$(0.11)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$10.45	(0.54)%	$354,409	1.01%	1.01%	0.44%	104%(18)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (18)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (18)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (18)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (18)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (18)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (18)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (18)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (18)
For the Year Ended October 31, 2020
A	$10.75	$0.06	$0.02	$0.08	$(0.19)	$(0.05)	$—	$(0.24)	$10.59	0.80%	$414,356	1.02%	1.02%	0.59%	125%(18)
C	10.54	(0.01)	0.01	0.00 (9)	(0.15)	(0.05)	—	(0.20)	10.34	0.00 (10)	64,578	1.75	1.75	(0.14)	125 (18)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125 (18)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125 (18)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125 (18)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125 (18)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125 (18)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125 (18)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125 (18)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Commenced operations on June 7, 2022.
(6)	Not annualized.
(7)	Annualized.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Per share amount is less than $0.005.
(10)	Amount is less than 0.01%.
(11)	Commenced operations on March 1, 2021.
(12)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(13)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 42%, 93%, 70%, 84% and 211% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(14)	Amount is less than $0.01 per share.
(15)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23%, 38% and 43% for the fiscal years ended
October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(16)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 174%, 208%, 202%, 141% and 180% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(17)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 377%, 428%, 446%, 473% and 545% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(18)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 120%, 100%, 94%, 132% and 168% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

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 October 31, 2024

1.
Organization:
The Hartford Mutual Funds, Inc. (the "Company") is an open-end registered management investment company comprised of thirty-six series, as of October 31, 2024. Financial statements for the series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")
The Hartford Floating Rate Fund (the "Floating Rate Fund")
The Hartford High Yield Fund (the "High Yield Fund")
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")
Hartford Low Duration High Income Fund (the "Low Duration High Income Fund") (formerly, The Hartford Floating Rate High Income Fund)
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")
The Hartford Short Duration Fund (the "Short Duration Fund")
The Hartford Strategic Income Fund (the "Strategic Income Fund")
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")
The Hartford World Bond Fund (the "World Bond Fund")
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
Each Fund has registered for sale Class A, Class C, Class I and Class F shares. In addition, each Fund, except Dynamic Bond Fund, Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R3 and Class R4 shares. Each Fund, except Municipal Opportunities Fund, Municipal Short Duration Fund and Sustainable Municipal Bond Fund, offers Class R5 shares. Each Fund, except Municipal Short Duration Fund and Sustainable Municipal Bond Fund, has registered for sale Class Y shares. Dynamic Bond Fund, High Yield Fund, Strategic Income Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund have registered for sale Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Low Duration High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Low Duration High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y and F shares do not have a sales charge. Class C shares  of the Total Return Bond Fund are  closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus.
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that

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 October 31, 2024

becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

195

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 Notes to Financial Statements – (continued)
 October 31, 2024

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund  may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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 Notes to Financial Statements – (continued)
 October 31, 2024

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of October 31, 2024.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of October 31, 2024.

197

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of October 31, 2024.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of October 31, 2024.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of October 31, 2024.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of October 31, 2024.

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 Notes to Financial Statements – (continued)
 October 31, 2024

4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the year ended October 31, 2024, the Inflation Plus Fund had entered into Bond Forwards.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended October 31, 2024, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the year ended October 31, 2024, each of Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.
d)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call)

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 October 31, 2024

or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the year ended October 31, 2024, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Options Contracts.
e)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in

200

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the year ended October 31, 2024, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Inflation Plus Fund, Low Duration High Income Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the year ended October 31, 2024, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – A Fund may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the year ended October 31, 2024, each of Floating Rate Fund, Inflation Plus Fund and Low Duration High Income Fund had used Total Return Swap Contracts.

201

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

f)
Additional Derivative Instrument Information:
Dynamic Bond Fund
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$255,810	$—	$—	$—	$—	$255,810
Net realized gain (loss) on swap contracts	—	—	414,705	—	—	414,705
Total	$255,810	$—	$414,705	$—	$—	$670,515
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(293)	$—	$—	$—	$—	$(293)
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(25,469)	—	—	(25,469)
Total	$(293)	$—	$(25,469)	$—	$—	$(25,762)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	8
Futures Contracts Number of Short Contracts	(4)
Swap Contracts at Notional Amount	$515,417
Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$111,154	$—	$—	$—	$111,154
Unrealized appreciation on futures contracts(1)	14,710	—	—	—	—	14,710
Unrealized appreciation on foreign currency contracts	—	1,251,717	—	—	—	1,251,717
Unrealized appreciation on swap contracts(2)	110,018	—	159	—	—	110,177
Total	$124,728	$1,362,871	$159	$—	$—	$1,487,758
Liabilities:
Unrealized depreciation on futures contracts(1)	$69,946	$—	$—	$—	$—	$69,946
Unrealized depreciation on foreign currency contracts	—	1,384,717	—	—	—	1,384,717
Written options, market value	—	55,432	—	—	—	55,432
Unrealized depreciation on swap contracts(2)	153,180	—	4,853	—	—	158,033
Total	$223,126	$1,440,149	$4,853	$—	$—	$1,668,128

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

202

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Emerging Markets Local Debt Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(28,201)	$—	$—	$—	$—	$(28,201)
Net realized gain (loss) on written options contracts	—	(92,257)	—	—	—	(92,257)
Net realized gain (loss) on swap contracts	(12,254)	—	(14,968)	—	—	(27,222)
Net realized gain (loss) on foreign currency contracts	—	209,468	—	—	—	209,468
Total	$(40,455)	$117,211	$(14,968)	$—	$—	$61,788
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$14,156	$—	$—	$—	$14,156
Net change in unrealized appreciation (depreciation) of futures contracts	(52,211)	—	—	—	—	(52,211)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(14,243)	—	—	—	(14,243)
Net change in unrealized appreciation (depreciation) of swap contracts	(46,262)	—	(4,694)	—	—	(50,956)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(68,542)	—	—	—	(68,542)
Total	$(98,473)	$(68,629)	$(4,694)	$—	$—	$(171,796)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$6,858,500
Futures Contracts Number of Long Contracts	21
Futures Contracts Number of Short Contracts	(29)
Written Options at Notional Amount	$(3,267,500)
Swap Contracts at Notional Amount	$2,307,443,015
Foreign Currency Contracts Purchased at Contract Amount	$40,887,095
Foreign Currency Contracts Sold at Contract Amount	$30,067,983
Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$141,721	$—	$—	$—	$—	$141,721
Unrealized appreciation on foreign currency contracts	—	84,029	—	—	—	84,029
Unrealized appreciation on swap contracts(2)	1,151,719	—	—	—	—	1,151,719
Total	$1,293,440	$84,029	$—	$—	$—	$1,377,469
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$775,136	$—	$—	$—	$775,136
Unrealized depreciation on swap contracts(2)	—	—	30,413	—	—	30,413
Total	$—	$775,136	$30,413	$—	$—	$805,549

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

203

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Floating Rate Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(24,924)	$—	$—	$—	$—	$(24,924)
Net realized gain (loss) on swap contracts	4,190,065	—	765,457	—	—	4,955,522
Net realized gain (loss) on foreign currency contracts	—	(1,275,872)	—	—	—	(1,275,872)
Total	$4,165,141	$(1,275,872)	$765,457	$—	$—	$3,654,726
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$70,080	$—	$—	$—	$—	$70,080
Net change in unrealized appreciation (depreciation) of swap contracts	(872,921)	—	(53,419)	—	—	(926,340)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(299,943)	—	—	—	(299,943)
Total	$(802,841)	$(299,943)	$(53,419)	$—	$—	$(1,156,203)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Futures Contracts Number of Short Contracts	(49)
Swap Contracts at Notional Amount	$94,513,083
Foreign Currency Contracts Purchased at Contract Amount	$8,582,436
Foreign Currency Contracts Sold at Contract Amount	$164,863,042
High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$9,287	$—	$—	$—	$—	$9,287
Unrealized appreciation on foreign currency contracts	—	41,901	—	—	—	41,901
Total	$9,287	$41,901	$—	$—	$—	$51,188
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$55,056	$—	$—	$—	$55,056
Total	$—	$55,056	$—	$—	$—	$55,056

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

204

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

High Yield Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,112	$—	$—	$—	$—	$2,112
Net realized gain (loss) on foreign currency contracts	—	(275,640)	—	—	—	(275,640)
Total	$2,112	$(275,640)	$—	$—	$—	$(273,528)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(2,485)	$—	$—	$—	$—	$(2,485)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	25,866	—	—	—	25,866
Total	$(2,485)	$25,866	$—	$—	$—	$23,381
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Foreign Currency Contracts Purchased at Contract Amount	$117,418
Foreign Currency Contracts Sold at Contract Amount	$19,445,401
Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$232,352	$—	$—	$—	$—	$232,352
Unrealized appreciation on bond forward contracts	22,708	—	—	—	—	22,708
Unrealized appreciation on foreign currency contracts	—	480,291	—	—	—	480,291
Unrealized appreciation on swap contracts(2)	2,273,734	—	76,146	—	—	2,349,880
Total	$2,528,794	$480,291	$76,146	$—	$—	$3,085,231
Liabilities:
Unrealized depreciation on futures contracts(1)	$657,347	$—	$—	$—	$—	$657,347
Unrealized depreciation on foreign currency contracts	—	280,877	—	—	—	280,877
Unrealized depreciation on swap contracts(2)	218,894	—	—	—	—	218,894
Total	$876,241	$280,877	$—	$—	$—	$1,157,118

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

205

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Inflation Plus Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(54,806)	$—	$—	$—	$(54,806)
Net realized gain (loss) on futures contracts	2,204,171	—	—	—	—	2,204,171
Net realized gain (loss) on swap contracts	3,403,722	—	46,670	—	—	3,450,392
Net realized gain (loss) on bond forward contracts	210,795	—	—	—	—	210,795
Net realized gain (loss) on foreign currency contracts	—	669,471	—	—	—	669,471
Total	$5,818,688	$614,665	$46,670	$—	$—	$6,480,023
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$54,789	$—	$—	$—	$54,789
Net change in unrealized appreciation (depreciation) of futures contracts	(1,104,860)	—	—	—	—	(1,104,860)
Net change in unrealized appreciation (depreciation) of swap contracts	(4,563,661)	—	181,761	—	—	(4,381,900)
Net change in unrealized appreciation (depreciation) of bond forward contracts	87,970	—	—	—	—	87,970
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	215,967	—	—	—	215,967
Total	$(5,580,551)	$270,756	$181,761	$—	$—	$(5,128,034)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$17,352,000
Futures Contracts Number of Long Contracts	743
Futures Contracts Number of Short Contracts	(225)
Swap Contracts at Notional Amount	$73,660,917
Bond Forward Contracts at Notional Amount	$50,373,949
Foreign Currency Contracts Purchased at Contract Amount	$28,366,881
Foreign Currency Contracts Sold at Contract Amount	$55,876,040
Low Duration High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$8,831	$—	$—	$—	$8,831
Total	$—	$8,831	$—	$—	$—	$8,831
Liabilities:
Unrealized depreciation on futures contracts(1)	$159,381	$—	$—	$—	$—	$159,381
Unrealized depreciation on foreign currency contracts	—	15,674	—	—	—	15,674
Total	$159,381	$15,674	$—	$—	$—	$175,055

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

206

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Low Duration High Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(836,411)	$—	$—	$—	$—	$(836,411)
Net realized gain (loss) on swap contracts	986,948	—	120,157	—	—	1,107,105
Net realized gain (loss) on foreign currency contracts	—	(622,746)	—	—	—	(622,746)
Total	$150,537	$(622,746)	$120,157	$—	$—	$(352,052)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(179,754)	$—	$—	$—	$—	$(179,754)
Net change in unrealized appreciation (depreciation) of swap contracts	(394,883)	—	(7,610)	—	—	(402,493)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	78,085	—	—	—	78,085
Total	$(574,637)	$78,085	$(7,610)	$—	$—	$(504,162)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	73
Futures Contracts Number of Short Contracts	(10)
Swap Contracts at Notional Amount	$9,983,521
Foreign Currency Contracts Purchased at Contract Amount	$2,227,616
Foreign Currency Contracts Sold at Contract Amount	$11,731,050
Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$4,507,398	$—	$—	$—	$—	$4,507,398
Unrealized appreciation on foreign currency contracts	—	71,101	—	—	—	71,101
Total	$4,507,398	$71,101	$—	$—	$—	$4,578,499
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$64,692	$—	$—	$—	$64,692
Total	$—	$64,692	$—	$—	$—	$64,692

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

207

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Short Duration Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(1,388,619)	$—	$—	$—	$—	$(1,388,619)
Net realized gain (loss) on foreign currency contracts	—	(380,664)	—	—	—	(380,664)
Total	$(1,388,619)	$(380,664)	$—	$—	$—	$(1,769,283)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$2,727,437	$—	$—	$—	$—	$2,727,437
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	44,273	—	—	—	44,273
Total	$2,727,437	$44,273	$—	$—	$—	$2,771,710
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,275
Futures Contracts Number of Short Contracts	(2,117)
Foreign Currency Contracts Purchased at Contract Amount	$2,792,476
Foreign Currency Contracts Sold at Contract Amount	$22,381,679
Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$3,203,042	$—	$—	$—	$—	$3,203,042
Unrealized appreciation on foreign currency contracts	—	8,826,704	—	—	—	8,826,704
Unrealized appreciation on swap contracts(2)	3,417,221	—	5,208,924	—	—	8,626,145
Total	$6,620,263	$8,826,704	$5,208,924	$—	$—	$20,655,891
Liabilities:
Unrealized depreciation on futures contracts(1)	$22,558,436	$—	$—	$—	$—	$22,558,436
Unrealized depreciation on foreign currency contracts	—	4,731,018	—	—	—	4,731,018
Unrealized depreciation on swap contracts(2)	—	—	411,607	—	—	411,607
Total	$22,558,436	$4,731,018	$411,607	$—	$—	$27,701,061

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

208

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Strategic Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$25,544,967	$—	$—	$—	$—	$25,544,967
Net realized gain (loss) on written options contracts	1,800,504	—	—	—	—	1,800,504
Net realized gain (loss) on swap contracts	6,897,331	—	5,184,852	—	—	12,082,183
Net realized gain (loss) on foreign currency contracts	—	(4,087,985)	—	—	—	(4,087,985)
Total	$34,242,802	$(4,087,985)	$5,184,852	$—	$—	$35,339,669
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(7,364,477)	$—	$—	$—	$—	$(7,364,477)
Net change in unrealized appreciation (depreciation) of swap contracts	(3,448,655)	—	4,827,809	—	—	1,379,154
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	2,127,747	—	—	—	2,127,747
Total	$(10,813,132)	$2,127,747	$4,827,809	$—	$—	$(3,857,576)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	8,964
Futures Contracts Number of Short Contracts	(3,260)
Written Options at Notional Amount	$(19,500,833)
Swap Contracts at Notional Amount	$296,786,292
Foreign Currency Contracts Purchased at Contract Amount	$38,047,178
Foreign Currency Contracts Sold at Contract Amount	$419,703,760
Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,745,225	$—	$—	$—	$—	$2,745,225
Unrealized appreciation on foreign currency contracts	—	1,122,079	—	—	—	1,122,079
Unrealized appreciation on swap contracts(2)	9,168,037	—	—	—	—	9,168,037
Total	$11,913,262	$1,122,079	$—	$—	$—	$13,035,341
Liabilities:
Unrealized depreciation on futures contracts(1)	$10,866,718	$—	$—	$—	$—	$10,866,718
Unrealized depreciation on swap contracts(2)	24,258	—	85,900	—	—	110,158
Total	$10,890,976	$—	$85,900	$—	$—	$10,976,876

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

209

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Total Return Bond Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$15,920	$—	$—	$—	$—	$15,920
Net realized gain (loss) on futures contracts	4,509,454	—	—	—	—	4,509,454
Net realized gain (loss) on written options contracts	955,152	—	—	—	—	955,152
Net realized gain (loss) on swap contracts	(37,134)	—	(1,200,877)	—	—	(1,238,011)
Net realized gain (loss) on foreign currency contracts	—	374,052	—	—	—	374,052
Total	$5,443,392	$374,052	$(1,200,877)	$—	$—	$4,616,567
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(14,160,588)	$—	$—	$—	$—	$(14,160,588)
Net change in unrealized appreciation (depreciation) of swap contracts	(5,424,934)	—	243,692	—	—	(5,181,242)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	169,197	—	—	—	169,197
Total	$(19,585,522)	$169,197	$243,692	$—	$—	$(19,172,633)
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$7,150,000
Futures Contracts Number of Long Contracts	4,969
Futures Contracts Number of Short Contracts	(2,831)
Written Options at Notional Amount	$(46,465,833)
Swap Contracts at Notional Amount	$103,854,125
Foreign Currency Contracts Purchased at Contract Amount	$2,424,591
Foreign Currency Contracts Sold at Contract Amount	$70,604,139
World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$9,486,215	$370,094	$—	$—	$—	$9,856,309
Unrealized appreciation on futures contracts(1)	13,931,826	—	—	—	—	13,931,826
Unrealized appreciation on foreign currency contracts	—	171,235,342	—	—	—	171,235,342
Unrealized appreciation on swap contracts(2)	20,438,568	—	259,177	—	—	20,697,745
Total	$43,856,609	$171,605,436	$259,177	$—	$—	$215,721,222
Liabilities:
Unrealized depreciation on futures contracts(1)	$14,452,486	$—	$—	$—	$—	$14,452,486
Unrealized depreciation on foreign currency contracts	—	107,634,512	—	—	—	107,634,512
Written options, market value	881,417	709,532	—	—	—	1,590,949
Unrealized depreciation on swap contracts(2)	9,339,769	—	226,296	—	—	9,566,065
Total	$24,673,672	$108,344,044	$226,296	$—	$—	$133,244,012

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

210

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

World Bond Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended October 31, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$247,214	$(2,158,883)	$—	$—	$—	$(1,911,669)
Net realized gain (loss) on futures contracts	28,501,208	—	—	—	—	28,501,208
Net realized gain (loss) on written options contracts	5,648,523	(3,168,706)	—	—	—	2,479,817
Net realized gain (loss) on swap contracts	(4,979,102)	—	(2,855,545)	—	—	(7,834,647)
Net realized gain (loss) on foreign currency contracts	—	13,912,148	—	—	—	13,912,148
Total	$29,417,843	$8,584,559	$(2,855,545)	$—	$—	$35,146,857
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,359,655)	$(422,409)	$—	$—	$—	$(1,782,064)
Net change in unrealized appreciation (depreciation) of futures contracts	(2,154,073)	—	—	—	—	(2,154,073)
Net change in unrealized appreciation (depreciation) of written options contracts	2,045,778	(104,593)	—	—	—	1,941,185
Net change in unrealized appreciation (depreciation) of swap contracts	16,852,341	—	(384,530)	—	—	16,467,811
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	24,430,263	—	—	—	24,430,263
Total	$15,384,391	$23,903,261	$(384,530)	$—	$—	$38,903,122
For the year ended October 31, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$3,050,584,566
Futures Contracts Number of Long Contracts	9,337
Futures Contracts Number of Short Contracts	(5,436)
Written Options at Notional Amount	$(333,199,931)
Swap Contracts at Notional Amount	$136,453,471,199
Foreign Currency Contracts Purchased at Contract Amount	$5,684,665,661
Foreign Currency Contracts Sold at Contract Amount	$7,566,205,760
g)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of October 31, 2024:

211

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,251,717	$(1,384,717)
Futures contracts	14,710	(69,946)
Purchased options	111,154	—
Swap contracts	110,177	(158,033)
Written options	—	(55,432)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,487,758	(1,668,128)
Derivatives not subject to a MNA	(122,285)	227,979
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,365,473	$(1,440,149)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$96,853	$(96,853)	$—	$—	$—
Barclays	106,446	(101,001)	—	—	5,445
BNP Paribas Securities Services	24,677	(18,816)	—	—	5,861
Citibank NA	233,621	(233,621)	—	—	—
Deutsche Bank Securities, Inc.	101,345	(66,675)	—	—	34,670
Goldman Sachs & Co.	278,491	(162,430)	—	—	116,061
JP Morgan Chase & Co.	19,668	(5,412)	—	—	14,256
Morgan Stanley	99,157	(99,157)	—	—	—
NatWest Markets Plc	5,483	—	—	—	5,483
RBC Dominion Securities, Inc.	235,425	(129,849)	—	—	105,576
Societe Generale Group	4,863	(532)	—	—	4,331
Standard Chartered Bank	1,475	(1,475)	—	—	—
State Street Global Markets LLC	134,803	(99,469)	—	—	35,334
Toronto-Dominion Bank	7,079	—	—	—	7,079
UBS AG	16,087	(16,087)	—	—	—
Total	$1,365,473	$(1,031,377)	$—	$—	$334,096

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(146,895)	$96,853	$—	$—	$(50,042)
Barclays	(101,001)	101,001	—	—	—
BNP Paribas Securities Services	(18,816)	18,816	—	—	—
Citibank NA	(369,440)	233,621	—	—	(135,819)
Deutsche Bank Securities, Inc.	(66,675)	66,675	—	—	—
Goldman Sachs & Co.	(162,430)	162,430	—	—	—
JP Morgan Chase & Co.	(5,412)	5,412	—	—	—
Morgan Stanley	(233,891)	99,157	—	84,000	(50,734)
RBC Dominion Securities, Inc.	(129,849)	129,849	—	—	—
Societe Generale Group	(532)	532	—	—	—
Standard Chartered Bank	(13,503)	1,475	—	—	(12,028)
State Street Global Markets LLC	(99,469)	99,469	—	—	—
UBS AG	(92,236)	16,087	—	—	(76,149)
Total	$(1,440,149)	$1,031,377	$—	$84,000	$(324,772)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$84,029	$(775,136)
Futures contracts	141,721	—
Swap contracts	1,151,719	(30,413)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,377,469	(805,549)
Derivatives not subject to a MNA	(141,721)	30,413
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,235,748	$(775,136)

212

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
BNP Paribas Securities Services	$516,135	$—	$—	$(410,000)	$106,135
Commonwealth Bank of Australia	28,930	—	—	—	28,930
HSBC Bank USA	5,500	—	—	—	5,500
JP Morgan Chase & Co.	49,599	(1,063)	—	—	48,536
Morgan Stanley	635,584	—	—	(635,584)	—
Total	$1,235,748	$(1,063)	$—	$(1,045,584)	$189,101

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Credit Agricole	$(18,948)	$—	$—	$—	$(18,948)
Deutsche Bank Securities, Inc.	(755,125)	—	—	—	(755,125)
JP Morgan Chase & Co.	(1,063)	1,063	—	—	—
Total	$(775,136)	$1,063	$—	$—	$(774,073)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$41,901	$(55,056)
Futures contracts	9,287	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	51,188	(55,056)
Derivatives not subject to a MNA	(9,287)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$41,901	$(55,056)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
JP Morgan Chase & Co.	$41,901	$—	$—	$—	$41,901
Total	$41,901	$—	$—	$—	$41,901

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(55,056)	$—	$—	$—	$(55,056)
Total	$(55,056)	$—	$—	$—	$(55,056)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	22,708	—
Foreign currency contracts	$480,291	$(280,877)
Futures contracts	232,352	(657,347)
Swap contracts	2,349,880	(218,894)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,085,231	(1,157,118)
Derivatives not subject to a MNA	(806,580)	657,347
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,278,651	$(499,771)

213

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$1,011,335	$—	$—	$—	$1,011,335
Barclays	7,131	—	—	—	7,131
Citibank NA	1,018,243	(357,218)	—	(661,025)	—
HSBC Bank USA	35,902	(18,547)	—	—	17,355
JP Morgan Chase & Co.	13,997	—	—	—	13,997
Morgan Stanley	83,569	(63,468)	—	(10,000)	10,101
Standard Chartered Bank	22,525	—	—	—	22,525
State Street Global Markets LLC	36,719	—	—	—	36,719
UBS AG	49,230	(31,061)	—	—	18,169
Total	$2,278,651	$(470,294)	$—	$(671,025)	$1,137,332

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(357,218)	$357,218	$—	$—	$—
Deutsche Bank Securities, Inc.	(28,716)	—	—	—	(28,716)
HSBC Bank USA	(18,547)	18,547	—	—	—
Morgan Stanley	(63,468)	63,468	—	—	—
UBS AG	(31,061)	31,061	—	—	—
Westpac International	(761)	—	—	—	(761)
Total	$(499,771)	$470,294	$—	$—	$(29,477)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Low Duration High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$8,831	$(15,674)
Futures contracts	—	(159,381)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,831	(175,055)
Derivatives not subject to a MNA	—	159,381
Total gross amount of assets and liabilities subject to MNA or similar agreements	$8,831	$(15,674)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$8,831	$(8,831)	$—	$—	$—
Total	$8,831	$(8,831)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(15,674)	$8,831	$—	$—	$(6,843)
Total	$(15,674)	$8,831	$—	$—	$(6,843)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

214

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$71,101	$(64,692)
Futures contracts	4,507,398	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,578,499	(64,692)
Derivatives not subject to a MNA	(4,507,398)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$71,101	$(64,692)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$71,101	$(64,692)	$—	$—	$6,409
Total	$71,101	$(64,692)	$—	$—	$6,409

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(64,692)	$64,692	$—	$—	$—
Total	$(64,692)	$64,692	$—	$—	$—

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$8,826,704	$(4,731,018)
Futures contracts	3,203,042	(22,558,436)
Swap contracts	8,626,145	(411,607)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	20,655,891	(27,701,061)
Derivatives not subject to a MNA	(11,704,621)	22,721,268
Total gross amount of assets and liabilities subject to MNA or similar agreements	$8,951,270	$(4,979,793)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$69,036	$—	$—	$—	$69,036
Bank of Montreal	15,404	—	—	—	15,404
Barclays	203,337	(63,869)	—	—	139,468
BNP Paribas Securities Services	675,029	(88,547)	—	—	586,482
Citibank NA	980,295	(431,180)	—	—	549,115
Credit Agricole	1,137,340	(1,137,340)	—	—	—
Deutsche Bank Securities, Inc.	3,484,803	(897,626)	—	—	2,587,177
Goldman Sachs & Co.	242,770	(242,770)	—	—	—
JP Morgan Chase & Co.	238,326	(238,326)	—	—	—
Morgan Stanley	760,558	(342,155)	—	—	418,403
NatWest Markets Plc	17,034	(17,034)	—	—	—
RBC Dominion Securities, Inc.	213,150	—	—	—	213,150
Standard Chartered Bank	407,699	(64,835)	—	—	342,864
State Street Global Markets LLC	454,859	(224,716)	—	—	230,143
Toronto-Dominion Bank	11,224	—	—	—	11,224
Westpac International	40,406	—	—	—	40,406
Total	$8,951,270	$(3,748,398)	$—	$—	$5,202,872

215

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 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(414,759)	$—	$—	$—	$(414,759)
Barclays	(63,869)	63,869	—	—	—
BNP Paribas Securities Services	(88,547)	88,547	—	—	—
Citibank NA	(431,180)	431,180	—	—	—
Credit Agricole	(1,578,340)	1,137,340	—	—	(441,000)
Deutsche Bank Securities, Inc.	(897,626)	897,626	—	—	—
Goldman Sachs & Co.	(406,024)	242,770	163,254	—	—
JP Morgan Chase & Co.	(281,374)	238,326	—	—	(43,048)
Morgan Stanley	(342,155)	342,155	—	—	—
NatWest Markets Plc	(87,831)	17,034	—	—	(70,797)
Standard Chartered Bank	(64,835)	64,835	—	—	—
State Street Global Markets LLC	(224,716)	224,716	—	—	—
UBS AG	(98,537)	—	—	—	(98,537)
Total	$(4,979,793)	$3,748,398	$163,254	$—	$(1,068,141)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,122,079	$—
Futures contracts	2,745,225	(10,866,718)
Swap contracts	9,168,037	(110,158)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	13,035,341	(10,976,876)
Derivatives not subject to a MNA	(11,913,262)	10,976,876
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,122,079	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$23,300	$—	$—	$—	$23,300
Deutsche Bank Securities, Inc.	798,429	—	—	—	798,429
Goldman Sachs & Co.	194,871	—	—	—	194,871
NatWest Markets Plc	105,479	—	—	—	105,479
Total	$1,122,079	$—	$—	$—	$1,122,079

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$171,235,342	$(107,634,512)
Futures contracts	13,931,826	(14,452,486)
Purchased options	9,856,309	—
Swap contracts	20,697,745	(9,566,065)
Written options	—	(1,590,949)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	215,721,222	(133,244,012)
Derivatives not subject to a MNA	(34,942,446)	21,800,604
Total gross amount of assets and liabilities subject to MNA or similar agreements	$180,778,776	$(111,443,408)

216

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 Notes to Financial Statements – (continued)
 October 31, 2024

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$8,629,034	$(8,629,034)	$—	$—	$—
Barclays	37,048,897	(14,568,751)	—	(12,810,000)	9,670,146
BNP Paribas Securities Services	9,661,210	(9,661,210)	—	—	—
Canadian Imperial Bank of Commerce	304,782	(304,782)	—	—	—
Citibank NA	6,987,596	(6,987,596)	—	—	—
Commonwealth Bank of Australia	21,227,386	(6,098,940)	—	—	15,128,446
Credit Agricole	14,733	(14,733)	—	—	—
Deutsche Bank Securities, Inc.	8,133,362	(4,337,298)	—	—	3,796,064
Goldman Sachs & Co.	5,554,369	(3,657,543)	—	—	1,896,826
JP Morgan Chase & Co.	14,443,752	(4,579,404)	—	—	9,864,348
Morgan Stanley	12,953,064	(9,379,110)	—	—	3,573,954
NatWest Markets Plc	346,210	(346,210)	—	—	—
RBC Dominion Securities, Inc.	12,165,282	(12,165,282)	—	—	—
Societe Generale Group	1,147,620	(1,123,357)	—	—	24,263
Standard Chartered Bank	269,730	(269,730)	—	—	—
State Street Global Markets LLC	15,677,445	(2,180,289)	—	—	13,497,156
Toronto-Dominion Bank	1,074,032	(1,074,032)	—	—	—
UBS AG	24,855,470	(11,138,426)	—	—	13,717,044
Wells Fargo Bank NA	918	(918)	—	—	—
Westpac International	283,884	(283,884)	—	—	—
Total	$180,778,776	$(96,800,529)	$—	$(12,810,000)	$71,168,247

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(2,139,034)	$—	$—	$—	$(2,139,034)
Bank of America Securities LLC	(11,317,858)	8,629,034	—	—	(2,688,824)
Barclays	(14,568,751)	14,568,751	—	—	—
BNP Paribas Securities Services	(10,801,467)	9,661,210	—	270,000	(870,257)
Canadian Imperial Bank of Commerce	(655,310)	304,782	—	—	(350,528)
Citibank NA	(8,138,133)	6,987,596	—	—	(1,150,537)
Citigroup Global Markets, Inc.	(32,229)	—	32,229	—	—
Commonwealth Bank of Australia	(6,098,940)	6,098,940	—	—	—
Credit Agricole	(120,480)	14,733	—	—	(105,747)
Deutsche Bank Securities, Inc.	(4,337,298)	4,337,298	—	—	—
Goldman Sachs & Co.	(3,657,543)	3,657,543	—	—	—
JP Morgan Chase & Co.	(4,579,404)	4,579,404	—	—	—
Morgan Stanley	(9,379,110)	9,379,110	—	—	—
NatWest Markets Plc	(715,080)	346,210	—	—	(368,870)
RBC Dominion Securities, Inc.	(16,899,754)	12,165,282	—	—	(4,734,472)
Societe Generale Group	(1,123,357)	1,123,357	—	—	—
Standard Chartered Bank	(907,647)	269,730	—	—	(637,917)
State Street Global Markets LLC	(2,180,289)	2,180,289	—	—	—
Toronto-Dominion Bank	(1,609,270)	1,074,032	—	—	(535,238)
UBS AG	(11,138,426)	11,138,426	—	—	—
Wells Fargo Bank NA	(111,017)	918	—	—	(110,099)
Westpac International	(933,011)	283,884	—	—	(649,127)
Total	$(111,443,408)	$96,800,529	$32,229	$270,000	$(14,340,650)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described

217

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to RICs, mark to market on derivatives and currencies for Section 988-7 election. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

218

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended October 31, 2024 and October 31, 2023 are as follows:
	For the Year Ended October 31, 2024			For the Year Ended October 31, 2023
Fund	Tax Exempt Income	Ordinary Income	Tax Return of Capital	Tax Exempt Income	Ordinary Income	Tax Return of Capital
Dynamic Bond Fund	$—	$25,611,026	$—	$—	$3,194,311	$—
Emerging Markets Local Debt Fund	—	1,474,297	318,226	—	1,366,286	424,735
Floating Rate Fund	—	105,411,456	—	—	115,826,257	—
High Yield Fund	—	24,543,047	—	—	21,303,244	—
Inflation Plus Fund	—	10,010,248	—	—	13,610,028	2,017,855
Low Duration High Income Fund	—	15,696,333	—	—	25,772,110	—
Municipal Opportunities Fund	53,926,811	4,839,613	—	45,528,655	3,398,984	—
Municipal Short Duration Fund	708,117	67,780	—	715,761	71,991	—
Short Duration Fund	—	77,072,949	—	—	62,457,772	—
Strategic Income Fund	—	160,351,048	—	—	112,585,189	—
Sustainable Municipal Bond Fund	2,328,811	151,394	—	2,221,775	174,293	—
Total Return Bond Fund	—	147,098,779	—	—	111,612,242	—
World Bond Fund	—	135,398,416	—	—	77,816,153	—

As of October 31, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Tax Exempt Income	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Dynamic Bond Fund	$—	$12,664,534	$—	$(43,163)	$(2,999,822)	$9,621,549
Emerging Markets Local Debt Fund	—	—	(77,162,991)	(26,299)	(962,285)	(78,151,575)
Floating Rate Fund	—	1,328,406	(625,474,775)	(1,312,440)	(34,184,010)	(659,642,819)
High Yield Fund	—	287,070	(41,079,812)	(20,827)	(408,834)	(41,222,403)
Inflation Plus Fund	—	176,143	(86,768,221)	(89,417)	(19,701,800)	(106,383,295)
Low Duration High Income Fund	—	165,262	(100,024,486)	(6,207)	(669,524)	(100,534,955)
Municipal Opportunities Fund	—	—	(83,531,001)	(346,227)	(21,283,359)	(105,160,587)
Municipal Short Duration Fund	68,156	—	(747,849)	—	(449,828)	(1,129,521)
Short Duration Fund	—	1,222,157	(43,601,393)	(692,185)	(20,766,843)	(63,838,264)
Strategic Income Fund	—	21,644,567	(469,688,551)	(2,593,485)	(5,262,011)	(455,899,480)
Sustainable Municipal Bond Fund	—	—	(5,947,294)	(705)	(3,782,998)	(9,730,997)
Total Return Bond Fund	—	5,040,556	(289,879,869)	(10,269,482)	(242,165,487)	(537,274,282)
World Bond Fund	—	62,989,294	(155,482,184)	(655,420)	(12,415,789)	(105,564,099)
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as distributions in excess and subsequent adjustments to defaulted income increasing return of capital. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Inflation Plus Fund	$(25,293)	$25,293
Municipal Opportunities Fund	(16,111)	16,111
Sustainable Municipal Bond Fund	(85)	85
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

219

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$20,219,480	$56,943,511
Floating Rate Fund	41,026,361	584,448,414
High Yield Fund	4,041,142	37,038,670
Inflation Plus Fund	13,778,329	72,989,892
Low Duration High Income Fund	8,404,144	91,620,342
Municipal Opportunities Fund	31,964,085	51,566,916
Municipal Short Duration Fund	320,672	427,177
Short Duration Fund	—	43,601,393
Strategic Income Fund*	142,456,232	327,232,319
Sustainable Municipal Bond Fund	2,915,697	3,031,597
Total Return Bond Fund	137,338,557	152,541,312
World Bond Fund	43,292,280	112,189,904

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Dynamic Bond Fund utilized $2,003,969, Emerging Markets Local Debt Fund utilized $201,807, Floating Rate Fund utilized $10,798,051, High Yield Fund utilized $747,634, Inflation Plus Fund utilized $1,800,948, Low Duration High Income Fund utilized $1,255,535, Municipal Opportunities Fund utilized $2,939,404, Municipal Short Duration Fund utilized $7,054, Short Duration Fund utilized $1,864,701, Strategic Income Fund utilized $48,501,132, Sustainable Municipal Bond Fund utilized $72,520, Total Return Bond Fund utilized $34,492,374 and World Bond Fund utilized $14,613,122 of prior year capital loss carryforwards, respectively.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at October 31, 2024 is different from book purposes primarily due to wash sale loss deferrals. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals, corporate actions with other temporary differences, mark-to-market adjustments on derivatives and hyper-inflationary currency and adjustments related to defaulted bonds.
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$1,224,422,406	$3,918,965	$(6,918,782)	$(2,999,817)
Emerging Markets Local Debt Fund	29,835,580	1,382,892	(2,271,740)	(888,848)
Floating Rate Fund	1,180,759,063	10,552,538	(44,806,121)	(34,253,583)
High Yield Fund	428,551,402	9,462,855	(9,868,687)	(405,832)
Inflation Plus Fund	347,850,125	2,851,685	(22,551,825)	(19,700,140)
Low Duration High Income Fund	145,450,090	1,639,506	(2,287,370)	(647,864)
Municipal Opportunities Fund	1,898,403,177	19,101,775	(40,385,134)	(21,283,359)
Municipal Short Duration Fund	36,792,086	155,244	(605,072)	(449,828)
Short Duration Fund	1,814,022,789	16,520,427	(37,288,567)	(20,768,140)
Strategic Income Fund	3,001,692,717	70,925,594	(75,810,237)	(4,884,643)
Sustainable Municipal Bond Fund	88,883,049	489,065	(4,272,063)	(3,782,998)
Total Return Bond Fund	4,826,101,189	40,957,373	(283,055,842)	(242,098,469)
World Bond Fund	3,887,410,259	87,329,274	(99,595,857)	(12,266,583)
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of October 31, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund’s investment manager. The Company, on behalf of each Fund, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington

220

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC. HFMC pays a sub-advisory fee to Wellington Management out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of October 31, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Dynamic Bond Fund	0.5500% on first $1 billion and;
0.5400% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Low Duration High Income Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% over $5 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

221

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Fund	Management Fee Rates
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion
For the period November 1, 2023 through February 29, 2024, the investment management fee rates for each of the Dynamic Bond Fund and Low Duration High Income Fund was accrued daily and paid monthly based on the respective Fund’s average daily net assets, at the rate below.
Fund	Management Fee Rates
Dynamic Bond Fund	0.6000% on first $1 billion and;
0.5900% over $1 billion
Low Duration High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between the Company, on behalf of each Fund, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street Bank and Trust Company ("State Street"). In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of October 31, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2025 (unless the Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.05%	1.85%	0.69%	N/A	N/A	0.70%	0.60%	0.70%	0.60%
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A
Low Duration High Income Fund	1.00%	1.75%	0.75%	1.32%	1.02%	0.72%	N/A	0.72%	0.65%
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A

(1)
Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return
Bond Fund extend beyond February 28, 2025. Please see the Funds’ statement of additional information for more information.

222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

From November 1, 2023 through February 29, 2024, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	1.10%	1.90%	0.80%	N/A	N/A	0.75%	0.65%	0.75%	0.65%
Low Duration High Income Fund	1.05%	1.80%	0.80%	1.35%	1.05%	0.75%	N/A	0.78%	0.75%
For the period from November 1, 2023 until March 1, 2024, with respect to the Low Duration High Income Fund, HFMC waived a portion of its contractual management fee equal to 0.01% as an annual percentage rate of the Low Duration High Income Fund's average daily net assets.
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the year ended October 31, 2024, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the year ended October 31, 2024, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the year ended October 31, 2024, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$205,694	$1,962
Emerging Markets Local Debt Fund	613	6
Floating Rate Fund	89,417	3,617
High Yield Fund	289,612	882
Inflation Plus Fund	21,302	507
Low Duration High Income Fund	16,326	331
Municipal Opportunities Fund	415,059	3,917
Municipal Short Duration Fund	16,997	—
Short Duration Fund	445,878	19,371
Strategic Income Fund	329,760	5,956
Sustainable Municipal Bond Fund	10,985	—
Total Return Bond Fund	1,210,004	5,258
World Bond Fund	204,872	4,534
The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors, Officers, and others – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended October 31, 2024, a portion of the Company’s Chief Compliance Officer’s ("CCO") compensation was paid by each Fund, which is included on the Statement of Operations as Chief Compliance Officer fees.

223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.25%
Class C	0.25%
Class I	0.20%
Class R3	0.22%
Class R4	0.17%
Class R5	0.12%
Class R6	0.004%
Class Y	0.11%
Class F	0.004%
Effective July 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I shares of the Funds listed below until February 28, 2025, unless the Board of Directors approves its earlier termination, as follows:
Fund	Class I
Short Duration Fund	0.068%
Strategic Income Fund	0.094%
Total Return Bond Fund	0.064%

Effective March 1, 2024, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Funds listed below until February 28, 2025, unless the Board of Directors approves its earlier termination, as follows:
Fund	Class A
Inflation Plus Fund	0.130%
Short Duration Fund	0.090%

From November 1, 2023 through February 29, 2024, HASCO contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A shares of the Inflation Plus Fund to 0.13%.
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

For the year ended October 31, 2024, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	0.10%	0.11%	0.11%	N/A	N/A	0.04%	0.00%*	0.10%	0.00%*
Emerging Markets Local Debt Fund	0.18%	0.25%	0.09%	0.22%	0.17%	0.12%	N/A	0.09%	0.00%*
Floating Rate Fund	0.10%	0.11%	0.08%	0.18%	0.17%	0.12%	N/A	0.10%	0.00%*
High Yield Fund	0.16%	0.14%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.10%	0.00%*
Inflation Plus Fund	0.13%	0.14%	0.11%	0.21%	0.17%	0.12%	N/A	0.11%	0.00%*
Low Duration High Income Fund	0.13%	0.11%	0.08%	0.22%	0.17%	0.10%	N/A	0.11%	0.00%*
Municipal Opportunities Fund	0.06%	0.08%	0.10%	N/A	N/A	N/A	N/A	0.10%	0.00%*
Municipal Short Duration Fund	0.05%	0.22%	0.11%	N/A	N/A	N/A	N/A	N/A	0.00%*
Short Duration Fund	0.09%	0.11%	0.07%	0.16%	0.06%	0.12%	0.00%*	0.11%	0.00%*
Strategic Income Fund	0.12%	0.09%	0.09%	0.22%	0.15%	0.10%	0.00%*	0.11%	0.00%*
Sustainable Municipal Bond Fund	0.07%	0.15%	0.14%	N/A	N/A	N/A	N/A	N/A	0.00%*
Total Return Bond Fund	0.11%	0.24%	0.09%	0.22%	0.17%	0.12%	0.00%*	0.06%	0.00%*
World Bond Fund	0.14%	0.12%	0.09%	0.22%	0.17%	0.11%	0.00%*	0.10%	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of October 31, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$—	$—	$—
Emerging Markets Local Debt Fund	—	—	—
Inflation Plus Fund	388,473	397,951	—
Low Duration High Income Fund	39,339	40,420	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Short Duration Fund	2,394,143	2,464,176	—
Strategic Income Fund	24,443,833	25,449,504	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	7,009,693	7,209,313	—
World Bond Fund	2,716,394	2,812,453	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Affiliate Holdings:
As of October 31, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	—	—	—	N/A	N/A	100%	56%	—	0%*
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—
High Yield Fund	—	—	—	—	—	—	1%	—	—
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	0%*	1%	—	—

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Dynamic Bond Fund	—	—	—	N/A	N/A	0%*	0%*	—	0%*
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—
High Yield Fund	—	—	—	—	—	—	0%*	—	—
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—

*	Percentage rounds to zero.
As of October 31, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	1%
Inflation Plus Fund	28%
Strategic Income Fund	3%
Total Return Bond Fund	1%
World Bond Fund	2%

*	As of October 31, 2024, affiliated funds of funds and the 529 plan were invested in Class F shares.

226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

10.
Investment Transactions:
For the year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$1,241,970,667	$765,507,335	$2,643,676,558	$2,217,645,085	$3,885,647,225	$2,983,152,420
Emerging Markets Local Debt Fund	32,708,774	31,442,420	—	—	32,708,774	31,442,420
Floating Rate Fund	760,623,538	895,718,021	—	—	760,623,538	895,718,021
High Yield Fund	188,928,923	161,032,716	—	—	188,928,923	161,032,716
Inflation Plus Fund	26,888,546	49,386,298	28,782,031	62,421,761	55,670,577	111,808,059
Low Duration High Income Fund	150,028,479	323,916,135	55,804,315	29,767,017	205,832,794	353,683,152
Municipal Opportunities Fund	883,234,011	795,762,647	—	42,752	883,234,011	795,805,399
Municipal Short Duration Fund	7,857,839	11,811,674	—	—	7,857,839	11,811,674
Short Duration Fund	720,530,600	730,749,220	124,884,298	146,876,544	845,414,898	877,625,764
Strategic Income Fund	1,865,521,864	1,098,280,172	577,450,810	513,796,467	2,442,972,674	1,612,076,639
Sustainable Municipal Bond Fund	19,829,303	23,929,706	—	6,538	19,829,303	23,936,244
Total Return Bond Fund	1,084,586,909	982,074,967	1,249,954,449	559,478,182	2,334,541,358	1,541,553,149
World Bond Fund	2,278,111,166	2,356,293,043	433,484,913	338,668,685	2,711,596,079	2,694,961,728
11.
Capital Share Transactions:
The following information is for the years ended October 31, 2024 and October 31, 2023:
	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Dynamic Bond Fund
Class A
Shares Sold	2,883,844	$29,622,066	71,101	$693,303
Shares Issued for Reinvested Dividends	42,619	437,205	6,186	60,609
Shares Redeemed	(336,125)	(3,426,477)	(5,539)	(53,129)
Net Increase (Decrease)	2,590,338	26,632,794	71,748	700,783
Class C
Shares Sold	987,495	$10,095,842	31,880	$309,768
Shares Issued for Reinvested Dividends	17,414	178,046	4,622	45,255
Shares Redeemed	(149,136)	(1,512,397)	(3,664)	(35,082)
Net Increase (Decrease)	855,773	8,761,491	32,838	319,941
Class I
Shares Sold	110,580,307	$1,129,628,599	6,616,634	$64,147,713
Shares Issued for Reinvested Dividends	2,195,694	22,477,449	53,646	514,779
Shares Redeemed	(12,046,845)	(123,450,361)	(380,802)	(3,641,645)
Net Increase (Decrease)	100,729,156	1,028,655,687	6,289,478	61,020,847
Class R5
Shares Issued for Reinvested Dividends	2,513	$25,420	5,390	$52,853
Shares Redeemed	(99,577)	(1,007,723)	—	—
Net Increase (Decrease)	(97,064)	(982,303)	5,390	52,853
Class R6
Shares Sold	8,012	$81,431	—	$—
Shares Issued for Reinvested Dividends	2,799	28,316	5,559	54,479
Shares Redeemed	(99,945)	(1,010,446)	—	—
Net Increase (Decrease)	(89,134)	(900,699)	5,559	54,479
Class Y
Shares Sold	5,013,951	$51,131,661	61,211	$585,008
Shares Issued for Reinvested Dividends	104,537	1,065,834	8,399	82,299
Shares Redeemed	(1,902,887)	(19,371,924)	(2,940)	(28,781)
Net Increase (Decrease)	3,215,601	32,825,571	66,670	638,526

227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	8,382,416	$86,652,357	—	$—
Shares Issued for Reinvested Dividends	76,795	785,375	153,818	1,508,284
Shares Redeemed	(4,796,621)	(48,261,706)	—	—
Net Increase (Decrease)	3,662,590	39,176,026	153,818	1,508,284
Total Net Increase (Decrease)	110,867,260	$1,134,168,567	6,625,501	$64,295,713
Emerging Markets Local Debt Fund
Class A
Shares Sold	644,533	$3,023,551	363,055	$1,564,051
Shares Issued for Reinvested Dividends	50,460	236,655	34,236	157,856
Shares Redeemed	(138,222)	(649,722)	(375,662)	(1,626,870)
Net Increase (Decrease)	556,771	2,610,484	21,629	95,037
Class C
Shares Sold	637	$3,000	12,016	$53,309
Shares Issued for Reinvested Dividends	4,518	21,238	6,224	28,757
Shares Redeemed	(33,053)	(156,673)	(76,062)	(345,160)
Net Increase (Decrease)	(27,898)	(132,435)	(57,822)	(263,094)
Class I
Shares Sold	690,485	$3,246,652	656,712	$3,054,149
Shares Issued for Reinvested Dividends	58,749	273,917	56,484	258,689
Shares Redeemed	(1,276,052)	(5,932,599)	(606,836)	(2,734,823)
Net Increase (Decrease)	(526,818)	(2,412,030)	106,360	578,015
Class R3
Shares Issued for Reinvested Dividends	111	$523	106	$488
Net Increase (Decrease)	111	523	106	488
Class R4
Shares Sold	1	$—	—	$—
Shares Issued for Reinvested Dividends	121	567	115	527
Net Increase (Decrease)	122	567	115	527
Class R5
Shares Sold	—	$—	438	$1,862
Shares Issued for Reinvested Dividends	146	649	145	632
Shares Redeemed	—	—	(445)	(1,910)
Net Increase (Decrease)	146	649	138	584
Class Y
Shares Sold	806,329	$3,729,214	193,448	$890,907
Shares Issued for Reinvested Dividends	202,737	938,296	217,549	986,568
Shares Redeemed	(1,604,495)	(7,371,921)	(3,533,011)	(16,084,283)
Net Increase (Decrease)	(595,429)	(2,704,411)	(3,122,014)	(14,206,808)
Class F
Shares Sold	50,932	$237,807	109,978	$504,336
Shares Issued for Reinvested Dividends	48,256	225,190	51,242	234,835
Shares Redeemed	(173,213)	(807,985)	(225,347)	(1,018,821)
Net Increase (Decrease)	(74,025)	(344,988)	(64,127)	(279,650)
Total Net Increase (Decrease)	(667,020)	$(2,981,641)	(3,115,615)	$(14,074,901)
Floating Rate Fund
Class A
Shares Sold	3,669,084	$28,917,726	6,166,238	$47,983,871
Shares Issued for Reinvested Dividends	5,146,092	40,545,283	5,461,431	42,609,102
Shares Redeemed	(17,518,202)	(137,955,301)	(22,035,142)	(171,676,735)
Net Increase (Decrease)	(8,703,026)	(68,492,292)	(10,407,473)	(81,083,762)
Class C
Shares Sold	650,654	$5,182,389	793,971	$6,242,101
Shares Issued for Reinvested Dividends	384,421	3,065,999	518,539	4,082,328
Shares Redeemed	(2,724,901)	(21,715,699)	(4,957,307)	(38,985,966)
Net Increase (Decrease)	(1,689,826)	(13,467,311)	(3,644,797)	(28,661,537)

228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	26,850,755	$209,408,192	17,309,864	$133,992,119
Shares Issued for Reinvested Dividends	4,472,768	34,858,658	4,918,171	38,037,969
Shares Redeemed	(30,962,049)	(241,359,096)	(63,086,175)	(487,080,716)
Net Increase (Decrease)	361,474	2,907,754	(40,858,140)	(315,050,628)
Class R3
Shares Sold	16,157	$128,467	70,794	$559,054
Shares Issued for Reinvested Dividends	24,902	197,925	24,746	194,329
Shares Redeemed	(19,909)	(158,341)	(136,349)	(1,068,703)
Net Increase (Decrease)	21,150	168,051	(40,809)	(315,320)
Class R4
Shares Sold	55,738	$436,937	17,164	$133,643
Shares Issued for Reinvested Dividends	19,661	154,733	17,127	133,511
Shares Redeemed	(62,866)	(493,558)	(91,018)	(707,966)
Net Increase (Decrease)	12,533	98,112	(56,727)	(440,812)
Class R5
Shares Sold	51,597	$402,067	50,571	$392,499
Shares Issued for Reinvested Dividends	14,208	110,844	12,430	96,252
Shares Redeemed	(104,553)	(816,458)	(44,262)	(341,904)
Net Increase (Decrease)	(38,748)	(303,547)	18,739	146,847
Class Y
Shares Sold	2,178,866	$16,926,708	2,466,546	$18,860,794
Shares Issued for Reinvested Dividends	402,742	3,127,212	473,412	3,648,918
Shares Redeemed	(3,274,823)	(25,375,593)	(4,088,914)	(31,431,716)
Net Increase (Decrease)	(693,215)	(5,321,673)	(1,148,956)	(8,922,004)
Class F
Shares Sold	1,079,200	$8,373,809	8,432,544	$64,783,328
Shares Issued for Reinvested Dividends	537,020	4,165,065	673,559	5,188,798
Shares Redeemed	(6,180,718)	(47,926,247)	(15,961,968)	(123,067,023)
Net Increase (Decrease)	(4,564,498)	(35,387,373)	(6,855,865)	(53,094,897)
Total Net Increase (Decrease)	(15,294,156)	$(119,798,279)	(62,994,028)	$(487,422,113)
High Yield Fund
Class A
Shares Sold	5,282,797	$36,463,536	6,076,786	$40,366,243
Shares Issued for Reinvested Dividends	1,946,388	13,493,459	1,873,282	12,435,222
Shares Redeemed	(6,524,766)	(45,029,453)	(9,150,590)	(60,758,355)
Net Increase (Decrease)	704,419	4,927,542	(1,200,522)	(7,956,890)
Class C
Shares Sold	197,784	$1,357,177	223,480	$1,488,478
Shares Issued for Reinvested Dividends	70,339	486,134	75,987	503,098
Shares Redeemed	(560,239)	(3,855,449)	(466,222)	(3,083,900)
Net Increase (Decrease)	(292,116)	(2,012,138)	(166,755)	(1,092,324)
Class I
Shares Sold	2,704,533	$18,602,211	3,519,531	$23,359,158
Shares Issued for Reinvested Dividends	305,145	2,104,124	192,217	1,270,924
Shares Redeemed	(2,537,075)	(17,577,584)	(1,885,486)	(12,456,009)
Net Increase (Decrease)	472,603	3,128,751	1,826,262	12,174,073
Class R3
Shares Sold	28,400	$196,357	35,400	$235,518
Shares Issued for Reinvested Dividends	11,313	78,463	11,823	78,526
Shares Redeemed	(58,154)	(398,809)	(75,532)	(501,184)
Net Increase (Decrease)	(18,441)	(123,989)	(28,309)	(187,140)
Class R4
Shares Sold	20,041	$137,325	16,614	$110,035
Shares Issued for Reinvested Dividends	8,122	56,410	7,069	47,017
Shares Redeemed	(13,044)	(90,278)	(22,645)	(151,989)
Net Increase (Decrease)	15,119	103,457	1,038	5,063

229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	10,304	$70,205	9,319	$61,202
Shares Issued for Reinvested Dividends	5,863	40,202	5,540	36,436
Shares Redeemed	(20,704)	(141,626)	(8,970)	(58,547)
Net Increase (Decrease)	(4,537)	(31,219)	5,889	39,091
Class R6
Shares Sold	177,195	$1,187,018	19,635	$129,446
Shares Issued for Reinvested Dividends	8,395	56,991	193	1,257
Shares Redeemed	(60,315)	(408,540)	(14,044)	(93,110)
Net Increase (Decrease)	125,275	835,469	5,784	37,593
Class Y
Shares Sold	863,240	$5,776,030	385,565	$2,488,241
Shares Issued for Reinvested Dividends	12,674	85,976	24,398	159,554
Shares Redeemed	(1,188,443)	(8,024,147)	(103,826)	(677,731)
Net Increase (Decrease)	(312,529)	(2,162,141)	306,137	1,970,064
Class F
Shares Sold	5,658,821	$38,655,325	4,641,795	$30,578,374
Shares Issued for Reinvested Dividends	1,149,251	7,875,368	990,376	6,512,776
Shares Redeemed	(3,992,577)	(27,269,041)	(4,531,178)	(29,806,914)
Net Increase (Decrease)	2,815,495	19,261,652	1,100,993	7,284,236
Total Net Increase (Decrease)	3,505,288	$23,927,384	1,850,517	$12,273,766
Inflation Plus Fund
Class A
Shares Sold	485,406	$4,779,239	525,276	$5,205,885
Shares Issued for Reinvested Dividends	396,330	3,899,240	623,224	6,143,918
Shares Redeemed	(3,820,536)	(37,887,495)	(5,137,553)	(50,765,420)
Net Increase (Decrease)	(2,938,800)	(29,209,016)	(3,989,053)	(39,415,617)
Class C
Shares Sold	82,745	$792,729	64,789	$617,586
Shares Issued for Reinvested Dividends	20,140	189,691	49,257	467,719
Shares Redeemed	(487,689)	(4,622,893)	(992,992)	(9,367,295)
Net Increase (Decrease)	(384,804)	(3,640,473)	(878,946)	(8,281,990)
Class I
Shares Sold	920,547	$9,253,234	1,688,646	$17,075,612
Shares Issued for Reinvested Dividends	89,672	903,937	167,948	1,695,646
Shares Redeemed	(1,929,896)	(19,606,769)	(4,846,448)	(48,942,183)
Net Increase (Decrease)	(919,677)	(9,449,598)	(2,989,854)	(30,170,925)
Class R3
Shares Sold	445,187	$4,311,094	654,850	$6,335,060
Shares Issued for Reinvested Dividends	66,183	635,054	89,163	859,021
Shares Redeemed	(687,696)	(6,651,971)	(1,074,726)	(10,375,473)
Net Increase (Decrease)	(176,326)	(1,705,823)	(330,713)	(3,181,392)
Class R4
Shares Sold	137,920	$1,364,320	94,010	$928,836
Shares Issued for Reinvested Dividends	10,593	104,372	12,842	126,754
Shares Redeemed	(112,317)	(1,120,909)	(160,382)	(1,580,490)
Net Increase (Decrease)	36,196	347,783	(53,530)	(524,900)
Class R5
Shares Sold	264,010	$2,691,516	91,418	$920,129
Shares Issued for Reinvested Dividends	8,375	84,150	8,336	83,690
Shares Redeemed	(106,388)	(1,088,111)	(74,122)	(746,931)
Net Increase (Decrease)	165,997	1,687,555	25,632	256,888
Class Y
Shares Sold	59,104	$601,908	57,382	$579,905
Shares Issued for Reinvested Dividends	49,435	499,867	67,111	678,036
Shares Redeemed	(299,703)	(3,049,170)	(212,687)	(2,157,781)
Net Increase (Decrease)	(191,164)	(1,947,395)	(88,194)	(899,840)

230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class F
Shares Sold	3,257,517	$33,154,108	3,448,679	$34,828,631
Shares Issued for Reinvested Dividends	344,805	3,478,008	521,231	5,256,326
Shares Redeemed	(4,964,688)	(50,399,516)	(7,077,065)	(71,620,980)
Net Increase (Decrease)	(1,362,366)	(13,767,400)	(3,107,155)	(31,536,023)
Total Net Increase (Decrease)	(5,770,944)	$(57,684,367)	(11,411,813)	$(113,753,799)
Low Duration High Income Fund
Class A
Shares Sold	657,855	$5,885,024	1,065,457	$9,443,281
Shares Issued for Reinvested Dividends	494,112	4,423,877	611,366	5,417,975
Shares Redeemed	(2,095,535)	(18,762,582)	(3,514,489)	(31,082,773)
Net Increase (Decrease)	(943,568)	(8,453,681)	(1,837,666)	(16,221,517)
Class C
Shares Sold	84,513	$765,727	106,795	$953,045
Shares Issued for Reinvested Dividends	65,874	596,304	102,467	916,532
Shares Redeemed	(454,904)	(4,120,506)	(961,310)	(8,576,036)
Net Increase (Decrease)	(304,517)	(2,758,475)	(752,048)	(6,706,459)
Class I
Shares Sold	2,452,360	$21,668,148	4,093,802	$35,999,133
Shares Issued for Reinvested Dividends	842,013	7,464,676	1,735,649	15,258,394
Shares Redeemed	(16,159,531)	(143,250,893)	(14,727,182)	(129,136,942)
Net Increase (Decrease)	(12,865,158)	(114,118,069)	(8,897,731)	(77,879,415)
Class R3
Shares Sold	15,183	$136,582	1,173	$10,455
Shares Issued for Reinvested Dividends	193	1,741	172	1,523
Shares Redeemed	(11,208)	(101,006)	(2,144)	(19,165)
Net Increase (Decrease)	4,168	37,317	(799)	(7,187)
Class R4
Shares Sold	1,746	$15,596	4,991	$44,072
Shares Issued for Reinvested Dividends	546	4,883	933	8,259
Shares Redeemed	(31,464)	(282,547)	(15,150)	(133,596)
Net Increase (Decrease)	(29,172)	(262,068)	(9,226)	(81,265)
Class R5
Shares Sold	139,987	$1,236,813	122,768	$1,080,381
Shares Issued for Reinvested Dividends	85,937	760,514	98,784	867,595
Shares Redeemed	(419,782)	(3,719,509)	(434,240)	(3,817,465)
Net Increase (Decrease)	(193,858)	(1,722,182)	(212,688)	(1,869,489)
Class Y
Shares Sold	315,375	$2,795,444	1,600,547	$14,197,615
Shares Issued for Reinvested Dividends	105,164	932,693	133,894	1,178,165
Shares Redeemed	(2,635,690)	(23,351,814)	(651,889)	(5,723,327)
Net Increase (Decrease)	(2,215,151)	(19,623,677)	1,082,552	9,652,453
Class F
Shares Sold	160,318	$1,421,885	247,629	$2,175,337
Shares Issued for Reinvested Dividends	160,444	1,422,671	229,175	2,015,149
Shares Redeemed	(713,091)	(6,324,746)	(2,343,485)	(20,573,431)
Net Increase (Decrease)	(392,329)	(3,480,190)	(1,866,681)	(16,382,945)
Total Net Increase (Decrease)	(16,939,585)	$(150,381,025)	(12,494,287)	$(109,495,824)
Municipal Opportunities Fund
Class A
Shares Sold	9,212,706	$76,705,596	11,543,261	$93,798,374
Shares Issued for Reinvested Dividends	1,383,685	11,527,879	1,249,910	10,146,016
Shares Redeemed	(9,572,946)	(79,411,947)	(12,521,119)	(101,373,574)
Net Increase (Decrease)	1,023,445	8,821,528	272,052	2,570,816

231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	210,900	$1,762,873	320,451	$2,596,766
Shares Issued for Reinvested Dividends	51,319	427,821	60,001	487,696
Shares Redeemed	(984,738)	(8,187,374)	(1,440,118)	(11,730,778)
Net Increase (Decrease)	(722,519)	(5,996,680)	(1,059,666)	(8,646,316)
Class I
Shares Sold	38,806,417	$322,244,172	53,617,956	$434,888,126
Shares Issued for Reinvested Dividends	3,619,506	30,163,241	3,052,646	24,782,800
Shares Redeemed	(34,026,505)	(282,188,243)	(50,625,885)	(409,649,716)
Net Increase (Decrease)	8,399,418	70,219,170	6,044,717	50,021,210
Class Y
Shares Sold	1,043,910	$8,627,474	310,581	$2,532,858
Shares Issued for Reinvested Dividends	62,746	522,661	40,402	327,834
Shares Redeemed	(447,721)	(3,725,041)	(231,369)	(1,872,811)
Net Increase (Decrease)	658,935	5,425,094	119,614	987,881
Class F
Shares Sold	21,162,345	$175,727,221	17,478,398	$141,979,827
Shares Issued for Reinvested Dividends	1,430,885	11,907,119	1,145,909	9,290,889
Shares Redeemed	(12,217,041)	(101,328,917)	(17,417,531)	(140,904,458)
Net Increase (Decrease)	10,376,189	86,305,423	1,206,776	10,366,258
Total Net Increase (Decrease)	19,735,468	$164,774,535	6,583,493	$55,299,849
Municipal Short Duration Fund
Class A
Shares Sold	553,511	$5,437,312	1,400,982	$13,558,082
Shares Issued for Reinvested Dividends	52,892	521,263	50,157	486,153
Shares Redeemed	(823,696)	(8,102,476)	(1,867,944)	(18,137,740)
Net Increase (Decrease)	(217,293)	(2,143,901)	(416,805)	(4,093,505)
Class C
Shares Sold	8,437	$82,854	29,064	$280,468
Shares Issued for Reinvested Dividends	361	3,559	426	4,133
Shares Redeemed	(31,817)	(312,041)	(80,772)	(783,701)
Net Increase (Decrease)	(23,019)	(225,628)	(51,282)	(499,100)
Class I
Shares Sold	41,129	$403,068	218,484	$2,104,627
Shares Issued for Reinvested Dividends	9,115	89,434	11,282	108,951
Shares Redeemed	(116,877)	(1,144,705)	(444,950)	(4,297,423)
Net Increase (Decrease)	(66,633)	(652,203)	(215,184)	(2,083,845)
Class F
Shares Sold	162,611	$1,587,236	242,659	$2,346,495
Shares Issued for Reinvested Dividends	15,339	150,553	17,489	168,921
Shares Redeemed	(336,918)	(3,308,723)	(468,995)	(4,533,680)
Net Increase (Decrease)	(158,968)	(1,570,934)	(208,847)	(2,018,264)
Total Net Increase (Decrease)	(465,913)	$(4,592,666)	(892,118)	$(8,694,714)
Short Duration Fund
Class A
Shares Sold	16,976,712	$162,712,078	29,507,404	$275,394,503
Shares Issued for Reinvested Dividends	3,213,416	30,876,322	2,706,295	25,282,758
Shares Redeemed	(29,842,003)	(285,830,826)	(37,417,603)	(349,258,715)
Net Increase (Decrease)	(9,651,875)	(92,242,426)	(5,203,904)	(48,581,454)
Class C
Shares Sold	1,202,308	$11,576,548	1,076,962	$10,032,969
Shares Issued for Reinvested Dividends	101,518	975,881	97,904	914,470
Shares Redeemed	(1,511,629)	(14,496,789)	(3,474,006)	(32,422,626)
Net Increase (Decrease)	(207,803)	(1,944,360)	(2,299,140)	(21,475,187)

232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares Sold	30,084,611	$287,067,651	24,479,348	$227,405,891
Shares Issued for Reinvested Dividends	1,520,220	14,529,278	1,165,105	10,827,866
Shares Redeemed	(27,910,853)	(265,829,525)	(28,227,103)	(262,158,969)
Net Increase (Decrease)	3,693,978	35,767,404	(2,582,650)	(23,925,212)
Class R3
Shares Sold	202,658	$1,924,996	83,413	$777,466
Shares Issued for Reinvested Dividends	10,137	97,287	4,249	39,653
Shares Redeemed	(155,148)	(1,508,462)	(58,837)	(549,125)
Net Increase (Decrease)	57,647	513,821	28,825	267,994
Class R4
Shares Sold	185,996	$1,771,079	9,445	$87,714
Shares Issued for Reinvested Dividends	18,481	177,243	17,824	166,244
Shares Redeemed	(350,363)	(3,339,960)	(21,345)	(198,553)
Net Increase (Decrease)	(145,886)	(1,391,638)	5,924	55,405
Class R5
Shares Sold	46,025	$440,621	39,052	$363,010
Shares Issued for Reinvested Dividends	9,928	94,857	7,463	69,322
Shares Redeemed	(33,078)	(317,319)	(41,141)	(382,459)
Net Increase (Decrease)	22,875	218,159	5,374	49,873
Class R6
Shares Sold	11,636	$110,006	31,353	$289,223
Shares Issued for Reinvested Dividends	10,515	99,697	7,976	73,619
Shares Redeemed	(35,031)	(332,780)	(16,955)	(156,147)
Net Increase (Decrease)	(12,880)	(123,077)	22,374	206,695
Class Y
Shares Sold	62,172	$591,342	140,871	$1,305,211
Shares Issued for Reinvested Dividends	13,637	130,088	18,167	168,330
Shares Redeemed	(100,027)	(952,348)	(657,826)	(6,109,422)
Net Increase (Decrease)	(24,218)	(230,918)	(498,788)	(4,635,881)
Class F
Shares Sold	23,927,709	$227,540,248	21,558,395	$199,622,607
Shares Issued for Reinvested Dividends	2,744,085	26,138,028	2,317,113	21,471,230
Shares Redeemed	(23,660,929)	(224,995,263)	(30,916,433)	(286,595,773)
Net Increase (Decrease)	3,010,865	28,683,013	(7,040,925)	(65,501,936)
Total Net Increase (Decrease)	(3,257,297)	$(30,750,022)	(17,562,910)	$(163,539,703)
Strategic Income Fund
Class A
Shares Sold	7,805,533	$60,889,464	5,379,716	$40,818,053
Shares Issued for Reinvested Dividends	2,194,594	17,022,879	1,859,506	13,949,252
Shares Redeemed	(7,285,509)	(56,488,910)	(8,702,874)	(65,541,920)
Net Increase (Decrease)	2,714,618	21,423,433	(1,463,652)	(10,774,615)
Class C
Shares Sold	3,761,927	$29,842,006	1,602,746	$12,222,232
Shares Issued for Reinvested Dividends	412,984	3,245,522	315,273	2,390,446
Shares Redeemed	(1,955,397)	(15,377,357)	(2,428,438)	(18,416,132)
Net Increase (Decrease)	2,219,514	17,710,171	(510,419)	(3,803,454)
Class I
Shares Sold	114,773,428	$894,533,094	76,200,418	$575,561,073
Shares Issued for Reinvested Dividends	11,503,880	89,581,978	7,915,487	59,505,500
Shares Redeemed	(62,678,099)	(486,514,671)	(80,208,217)	(605,077,439)
Net Increase (Decrease)	63,599,209	497,600,401	3,907,688	29,989,134
Class R3
Shares Sold	75,440	$584,237	90,249	$681,298
Shares Issued for Reinvested Dividends	24,271	187,884	22,157	165,950
Shares Redeemed	(153,493)	(1,190,889)	(131,653)	(988,070)
Net Increase (Decrease)	(53,782)	(418,768)	(19,247)	(140,822)

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	53,755	$419,259	147,440	$1,108,650
Shares Issued for Reinvested Dividends	52,782	408,930	63,254	474,995
Shares Redeemed	(85,870)	(669,130)	(609,470)	(4,554,607)
Net Increase (Decrease)	20,667	159,059	(398,776)	(2,970,962)
Class R5
Shares Sold	1,242,505	$9,602,572	946,543	$7,116,964
Shares Issued for Reinvested Dividends	282,131	2,181,837	241,140	1,804,585
Shares Redeemed	(1,663,782)	(12,831,837)	(977,867)	(7,345,654)
Net Increase (Decrease)	(139,146)	(1,047,428)	209,816	1,575,895
Class R6
Shares Sold	12,060,834	$93,985,291	9,591,278	$72,256,122
Shares Issued for Reinvested Dividends	2,528,931	19,575,532	1,963,219	14,690,924
Shares Redeemed	(11,159,658)	(86,870,776)	(7,157,051)	(53,783,860)
Net Increase (Decrease)	3,430,107	26,690,047	4,397,446	33,163,186
Class Y
Shares Sold	7,459,737	$57,860,178	4,392,442	$33,018,080
Shares Issued for Reinvested Dividends	804,755	6,225,069	555,414	4,147,491
Shares Redeemed	(3,683,984)	(28,476,785)	(5,295,696)	(39,933,157)
Net Increase (Decrease)	4,580,508	35,608,462	(347,840)	(2,767,586)
Class F
Shares Sold	18,936,330	$147,473,534	8,493,800	$63,450,329
Shares Issued for Reinvested Dividends	2,310,917	17,975,109	1,676,235	12,593,000
Shares Redeemed	(7,970,068)	(61,884,575)	(11,474,674)	(86,866,407)
Net Increase (Decrease)	13,277,179	103,564,068	(1,304,639)	(10,823,078)
Total Net Increase (Decrease)	89,648,874	$701,289,445	4,470,377	$33,447,698
Sustainable Municipal Bond Fund
Class A
Shares Sold	283,642	$2,836,143	600,074	$5,837,443
Shares Issued for Reinvested Dividends	64,883	648,093	68,277	663,131
Shares Redeemed	(484,340)	(4,815,213)	(1,275,785)	(12,428,832)
Net Increase (Decrease)	(135,815)	(1,330,977)	(607,434)	(5,928,258)
Class C
Shares Sold	749	$7,205	11,292	$110,656
Shares Issued for Reinvested Dividends	2,925	29,173	4,521	43,892
Shares Redeemed	(127,208)	(1,271,095)	(81,574)	(794,766)
Net Increase (Decrease)	(123,534)	(1,234,717)	(65,761)	(640,218)
Class I
Shares Sold	1,729,248	$17,167,814	3,339,746	$32,324,453
Shares Issued for Reinvested Dividends	137,388	1,368,511	124,608	1,206,121
Shares Redeemed	(1,764,709)	(17,505,127)	(3,603,920)	(34,658,249)
Net Increase (Decrease)	101,927	1,031,198	(139,566)	(1,127,675)
Class F
Shares Sold	273,599	$2,722,633	704,131	$6,852,485
Shares Issued for Reinvested Dividends	42,617	424,463	48,956	474,253
Shares Redeemed	(508,528)	(5,044,637)	(1,340,076)	(12,930,648)
Net Increase (Decrease)	(192,312)	(1,897,541)	(586,989)	(5,603,910)
Total Net Increase (Decrease)	(349,734)	$(3,432,037)	(1,399,750)	$(13,300,061)
Total Return Bond Fund
Class A
Shares Sold	19,213,474	$174,929,842	17,880,255	$160,806,778
Shares Issued for Reinvested Dividends	4,459,313	40,592,493	3,868,335	34,600,881
Shares Redeemed	(19,245,238)	(174,760,584)	(19,182,493)	(171,733,080)
Net Increase (Decrease)	4,427,549	40,761,751	2,566,097	23,674,579

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares Sold	38,751	$357,336	97,458	$881,260
Shares Issued for Reinvested Dividends	13,946	128,206	18,586	168,414
Shares Redeemed	(299,455)	(2,757,115)	(434,880)	(3,954,734)
Net Increase (Decrease)	(246,758)	(2,271,573)	(318,836)	(2,905,060)
Class I
Shares Sold	76,488,941	$692,443,916	56,200,295	$504,859,683
Shares Issued for Reinvested Dividends	2,846,575	25,764,702	1,838,099	16,316,761
Shares Redeemed	(49,160,830)	(443,795,414)	(27,592,026)	(244,430,017)
Net Increase (Decrease)	30,174,686	274,413,204	30,446,368	276,746,427
Class R3
Shares Sold	81,095	$756,980	73,573	$679,238
Shares Issued for Reinvested Dividends	14,692	137,550	11,773	108,211
Shares Redeemed	(88,074)	(827,632)	(50,141)	(469,477)
Net Increase (Decrease)	7,713	66,898	35,205	317,972
Class R4
Shares Sold	213,133	$1,968,597	236,687	$2,148,793
Shares Issued for Reinvested Dividends	44,469	412,570	42,031	383,346
Shares Redeemed	(296,831)	(2,741,071)	(396,616)	(3,632,986)
Net Increase (Decrease)	(39,229)	(359,904)	(117,898)	(1,100,847)
Class R5
Shares Sold	106,422	$974,928	43,960	$402,219
Shares Issued for Reinvested Dividends	7,666	70,452	6,673	60,393
Shares Redeemed	(196,251)	(1,819,500)	(64,860)	(585,820)
Net Increase (Decrease)	(82,163)	(774,120)	(14,227)	(123,208)
Class R6
Shares Sold	45,258,326	$415,421,669	13,158,490	$117,813,063
Shares Issued for Reinvested Dividends	1,631,907	14,902,626	991,840	8,879,227
Shares Redeemed	(12,449,112)	(113,358,957)	(7,007,862)	(62,384,577)
Net Increase (Decrease)	34,441,121	316,965,338	7,142,468	64,307,713
Class Y
Shares Sold	1,988,579	$18,016,309	6,392,383	$57,584,487
Shares Issued for Reinvested Dividends	408,585	3,731,608	851,576	7,707,610
Shares Redeemed	(3,416,526)	(31,164,120)	(41,058,520)	(372,966,264)
Net Increase (Decrease)	(1,019,362)	(9,416,203)	(33,814,561)	(307,674,167)
Class F
Shares Sold	61,863,610	$555,025,540	45,251,828	$400,482,089
Shares Issued for Reinvested Dividends	5,689,134	51,067,198	4,141,032	36,558,206
Shares Redeemed	(31,518,441)	(281,712,191)	(34,515,349)	(305,764,196)
Net Increase (Decrease)	36,034,303	324,380,547	14,877,511	131,276,099
Total Net Increase (Decrease)	103,697,860	$943,765,938	20,802,127	$184,519,508
World Bond Fund
Class A
Shares Sold	3,984,040	$39,587,397	4,413,573	$43,727,026
Shares Issued for Reinvested Dividends	890,356	8,849,978	544,216	5,332,647
Shares Redeemed	(6,362,370)	(63,014,476)	(8,220,461)	(81,017,957)
Net Increase (Decrease)	(1,487,974)	(14,577,101)	(3,262,672)	(31,958,284)
Class C
Shares Sold	141,611	$1,359,780	268,149	$2,556,300
Shares Issued for Reinvested Dividends	38,633	372,160	25,969	246,865
Shares Redeemed	(658,877)	(6,318,687)	(879,802)	(8,414,576)
Net Increase (Decrease)	(478,633)	(4,586,747)	(585,684)	(5,611,411)
Class I
Shares Sold	35,227,028	$353,939,475	50,670,408	$507,016,075
Shares Issued for Reinvested Dividends	3,763,295	37,809,616	2,419,119	23,943,511
Shares Redeemed	(52,483,182)	(524,994,202)	(57,518,048)	(572,878,431)
Net Increase (Decrease)	(13,492,859)	(133,245,111)	(4,428,521)	(41,918,845)

235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

	For the Year Ended October 31, 2024		For the Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	28,340	$280,489	30,235	$297,242
Shares Issued for Reinvested Dividends	4,032	39,664	1,983	19,206
Shares Redeemed	(17,833)	(174,317)	(26,903)	(263,884)
Net Increase (Decrease)	14,539	145,836	5,315	52,564
Class R4
Shares Sold	55,657	$555,214	107,277	$1,071,113
Shares Issued for Reinvested Dividends	4,756	47,425	2,966	29,238
Shares Redeemed	(48,865)	(486,240)	(130,521)	(1,292,089)
Net Increase (Decrease)	11,548	116,399	(20,278)	(191,738)
Class R5
Shares Sold	208,438	$2,099,028	208,390	$2,084,094
Shares Issued for Reinvested Dividends	31,782	319,401	17,785	176,020
Shares Redeemed	(201,397)	(2,021,146)	(169,713)	(1,683,400)
Net Increase (Decrease)	38,823	397,283	56,462	576,714
Class R6
Shares Sold	4,524,255	$45,579,887	5,333,196	$53,703,585
Shares Issued for Reinvested Dividends	571,456	5,770,854	297,033	2,952,974
Shares Redeemed	(3,523,976)	(35,492,399)	(3,127,890)	(31,325,346)
Net Increase (Decrease)	1,571,735	15,858,342	2,502,339	25,331,213
Class Y
Shares Sold	1,867,795	$18,851,453	1,856,693	$18,599,825
Shares Issued for Reinvested Dividends	346,687	3,494,155	232,072	2,304,841
Shares Redeemed	(3,099,354)	(31,025,410)	(12,662,246)	(126,757,617)
Net Increase (Decrease)	(884,872)	(8,679,802)	(10,573,481)	(105,852,951)
Class F
Shares Sold	75,547,314	$764,053,122	86,800,171	$861,429,157
Shares Issued for Reinvested Dividends	7,346,587	73,985,326	3,974,937	39,412,751
Shares Redeemed	(35,483,315)	(356,679,838)	(35,984,003)	(360,145,558)
Net Increase (Decrease)	47,410,586	481,358,610	54,791,105	540,696,350
Total Net Increase (Decrease)	32,702,893	$336,787,709	38,484,585	$381,123,612
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. From November 1, 2023 through February 29, 2024, each Fund (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the year ended October 31, 2024, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of each Fund, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Recent Accounting Pronouncement:
In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), “Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision

236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 October 31, 2024

Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Funds' financial statements.
15.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

237

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Hartford Mutual Funds, Inc. and Shareholders of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Low Duration High Income Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund (thirteen of the funds constituting The Hartford Mutual Funds, Inc., hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 26, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

238

Hartford Fixed Income Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

239

Hartford Fixed Income Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

240

Hartford Fixed Income Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

241

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

The Hartford Mutual Funds, Inc.
Hartford Dynamic Bond Fund
The Hartford Emerging Markets Local Debt Fund
The Hartford Floating Rate Fund
The Hartford High Yield Fund
The Hartford Inflation Plus Fund
Hartford Low Duration High Income Fund (formerly, The Hartford Floating Rate High Income Fund)
The Hartford Municipal Opportunities Fund
Hartford Municipal Short Duration Fund
The Hartford Short Duration Fund
The Hartford Strategic Income Fund
Hartford Sustainable Municipal Bond Fund
The Hartford Total Return Bond Fund
The Hartford World Bond Fund

(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of directors, including a majority of those directors who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Directors”), annually review and consider the continuation of the mutual fund’s investment advisory and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Directors (the “Board”) of The Hartford Mutual Funds, Inc. (“HMF”), including the Independent Directors, unanimously voted to approve (i) the continuation of an investment management agreement by and between Hartford Funds Management Company, LLC (“HFMC”) and each of HMF, on behalf of each of Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, The Hartford Floating Rate Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Strategic Income Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Total Return Bond Fund, and The Hartford World Bond Fund, and The Hartford Mutual Funds II, Inc. (“HMF II”), on behalf of each of its series (the “Management Agreement”); (ii) the continuation of a separate investment management agreement by and between HFMC and HMF, on behalf of each of Hartford Low Duration High Income Fund and The Hartford Municipal Opportunities Fund (the “2013 Investment Management Agreement” and together with the Management Agreement, the “Management Agreements”); and (iii) the continuation of an investment sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Management Agreements, the “Agreements”) between HFMC and each Fund’s sub-adviser, Wellington Management Company LLP (the “Sub-adviser” and together with HFMC, the “Advisers”), with respect to each Fund.
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Directors and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance, legal, compliance and risk management matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of HFMC received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund-by-Fund performance and other investment-related matters.
The Independent Directors engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees, total expense ratios and investment performance compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Directors also engaged an independent consultant (the “Consultant”) to assist them in evaluating each Fund’s fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a

242

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Funds and the Independent Directors were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Directors met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Directors presented HFMC and its affiliates with requests for additional information on certain topics. HFMC responded to these requests with additional information in connection with the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.
Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as each Adviser’s willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by HFMC and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, including the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered HFMC’s investments in business continuity planning designed to benefit the Funds. The Board also noted HFMC’s commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to HFMC, the Board noted that, under the Management Agreements, HFMC is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by HFMC that were not delegated to or assumed by the Sub-adviser. The Board considered HFMC’s ongoing monitoring of people, process and performance, including its quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that HFMC has demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered HFMC’s periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds. The Board considered HFMC’s oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered HFMC’s day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of HFMC’s oversight in this regard. Moreover, the Board considered HFMC’s oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts, if any, managed by the Funds’ portfolio management personnel.
In addition, the Board considered HFMC’s overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that HFMC had incurred, as well as the risks HFMC had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that HFMC is responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which provides certain day-to-day portfolio management services for the Funds, subject to oversight by HFMC, the Board considered, among other things, the Sub-adviser’s investment personnel, investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio

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Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s). The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and HFMC’s oversight of these practices.
The Board considered the benefits to shareholders of being part of the family of Hartford funds, including, with respect to certain share classes, the right to exchange investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund), and the ability to combine holdings in a Fund with holdings in other Hartford funds (excluding the Hartford funds that are either an exchange-traded fund or a closed-end fund) and 529 plans for which HFMC serves as the program manager to obtain a reduced sales charge. The Board considered HFMC’s efforts to provide investors in the Hartford funds with a broad range of investment styles and asset classes and the assumption of entrepreneurial and other risks by HFMC in sponsoring and providing ongoing services to new funds to expand these opportunities for shareholders. In addition, the Board observed that in the marketplace there are a range of investment options available to each Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have chosen to invest in the Fund.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by HFMC and the Sub-adviser.
Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated HFMC’s analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, as well as information from Broadridge comparing the investment performance of each Fund to an appropriate universe of peer funds. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating a Hartford fund’s investment performance, the Board recognized the limitations of such data, including that notable differences may exist between a Hartford fund and its peers. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.
The Board considered the detailed investment analytics reports provided by HFMC’s Investment Advisory Group throughout the year, including in connection with the approval of the continuation of the Agreements. These reports included, among other things, information on each Fund’s gross returns and net returns, the Fund’s investment performance compared to one or more appropriate benchmarks and relevant groups or categories of peer funds, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with HFMC’s Investment Advisory Group the reasons for such performance as well as any specific actions that the Advisers had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. The Board also considered information provided by the Consultant relating to each Fund’s performance track record.
Based on these considerations, the Board concluded that it had continued confidence in HFMC’s and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding HFMC’s cost to provide investment management and related services to each Fund and HFMC’s profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and reviewed information about the profitability to HFMC and its affiliates from all services provided to each Fund and all aspects of their relationship with the Fund, including information regarding profitability trends over time and information provided by Broadridge analyzing the profitability of investment managers to other fund complexes. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from HFMC and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by HFMC and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

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Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered that the Independent Directors’ prior independent consultant had previously reviewed the methodologies and estimates used by HFMC in calculating profitability in connection with the continuation of the Management Agreements, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that HFMC’s process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by HFMC and its affiliates from their relationships with each Fund were not excessive.
Comparison of Fees and Services Provided by the Advisers
The Board considered comparative information with respect to the services rendered to and the management fees to be paid by each Fund to HFMC and the total expense ratios of the Fund. The Board also considered comparative information with respect to the sub-advisory fees to be paid by HFMC to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from HFMC and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund and the amount of the management fee retained by HFMC, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge.. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of mutual funds and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
The Board received information regarding fees charged by HFMC to other Hartford funds that are exchange-traded funds (“ETFs”) with investment strategies similar to those of The Hartford Municipal Opportunities Fund, The Hartford Short Duration Fund, and The Hartford Total Return Bond Fund. The Board reviewed information about structural, operational and other differences between the ETFs and the Funds, including differences in the services provided to each type of product and differences in the marketplace in which each type of product must compete. The Board also received information regarding fees charged by the Sub-adviser to any other clients with investment strategies similar to those of the Funds, including any institutional separate account clients and registered fund clients for which the Sub-adviser serves as either primary investment adviser or sub-adviser. The Board considered the explanations provided by the Sub-adviser about any differences between the Sub-adviser’s services to the Funds and the services the Sub-adviser provides to other types of clients. In this regard, the Board reviewed information about the generally broader scope of services and compliance, reporting and other legal burdens and risks of managing registered funds compared with those associated with managing assets of non-registered fund clients such as institutional separate accounts.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding economies of scale, including the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board reviewed the breakpoints in the management fee schedule for each Fund, if any, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that a Fund with assets beyond the highest breakpoint level will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in lower effective management fee rates. The Board also recognized that a fee schedule that reaches a breakpoint at a lower asset level provides shareholders with the benefit of anticipated or potential economies of scale. The Board considered that expense limitations and fee waivers that reduce a Fund’s expenses at all asset levels can have the same effect as breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline. In addition, the Board considered that initially setting competitive fee rates, pricing a Fund to scale at inception, and making additional investments intended to enhance services available to shareholders are other means of sharing anticipated or potential economies of scale with shareholders. The Board also considered that HFMC has been active in managing expenses of the Hartford funds in recent years, which has resulted in benefits being realized by shareholders. The Board also noted that, for each of The Hartford Emerging Markets Local Debt Fund, Hartford Low Duration High Income Fund, Hartford Municipal Short Duration Fund, and Hartford

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Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Sustainable Municipal Bond Fund, the Fund’s current low asset levels have kept the Fund from fully realizing the benefits of anticipated or potential economies of scale. The Board considered HFMC’s assessment of the low asset levels for each of The Hartford Emerging Markets Local Debt Fund, Hartford Low Duration High Income Fund, Hartford Municipal Short Duration Fund, and Hartford Sustainable Municipal Bond Fund.
The Board reviewed and evaluated materials from Broadridge showing how management fee schedules of peer funds reflect economies of scale for the benefit of shareholders as a peer fund’s assets hypothetically increase over time. Based on information provided by HFMC and Broadridge, the Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered.
After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders based on currently available information and the effective management fees and total expense ratios for the Fund at its current and reasonably anticipated asset levels. The Board noted, however, that it would continue to monitor any future growth in each Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
The Board noted that HFMC receives fees for fund accounting and related services from the Funds, and the Board considered information on the profitability to HFMC from providing such services to the Funds. The Board also considered that each Fund pays a transfer agency fee to Hartford Administrative Services Company (“HASCO”), an affiliate of HFMC, equal to the lesser of: (i) the actual costs incurred by HASCO in connection with the provisions of transfer agency services, including payments made to sub-transfer agents, plus a reasonable target profit margin; or (ii) a specified amount as set forth in the Transfer Agency and Service Agreement by and between HMF, on behalf of its Funds, HMF II, on behalf of its series, and HASCO. The Board reviewed information about the profitability to HASCO of the Funds’ transfer agency function. The Board considered information provided by HFMC indicating that the transfer agency fees charged by HASCO to the Funds were fair and reasonable based on available industry data about fees charged by transfer agents to other mutual funds. The Board also noted that HFMC and HASCO had delegated certain fund accounting services and transfer agency services, respectively, to external service providers, subject to oversight.
The Board also considered that Hartford Funds Distributors, LLC (“HFD”), an affiliate of HFMC, serves as principal underwriter of the Funds. The Board noted that, as principal underwriter, HFD receives distribution and service fees from the Funds and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The Board considered that HFD has entered into an agreement with Wellington and Wellington Trust Company NA to provide certain marketing support services in connection with certain collective investment trust vehicles managed by Wellington.
The Board considered the benefits, if any, to the Sub-adviser from any use of a Fund’s brokerage commissions to obtain soft dollar research.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered the Fund’s performance relative to similarly managed funds and the Fund’s performance relative to its benchmark. In particular, the Board considered the Fund’s performance of its Class A shares (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s peer universe, which includes all funds within the same classification or category, as determined by Broadridge. The Board considered the Fund’s performance relative to its peer universe by evaluating its quintile ranking, with the 1st quintile representing the top performing funds within a peer universe and the 5th quintile representing the lowest performing funds. For purposes of evaluating the Fund’s performance relative to its benchmark, the Board considered the Fund’s performance of its Class I shares (net of all fees and expenses) as of March 31, 2024. The Board considered Fund performance to be “in line with” a Fund’s benchmark where it was 50 basis points above or below the benchmark return. With respect to fees and expenses, the Board considered the Fund’s contractual management fee, actual management fee, and total operating expenses of its Class A shares, as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Dynamic Bond Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period. The Board also noted that the Fund’s performance was above its custom blended benchmark for the 1-year period.

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Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee was in the 1st quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Emerging Markets Local Debt Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period, the 2nd quintile for the 3-year period and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 3rd quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Floating Rate Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund’s performance was below its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 5th quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford High Yield Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, 4th quintile for the 3-year period and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was below its benchmark for the 1- and 3-year periods and in line with its benchmark for the 5-year period.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Inflation Plus Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee, actual management fee and its total expenses were in the 4th quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund, and HASCO had contractually agreed to limit its transfer agency fee for Class A shares of the Fund.
Hartford Low Duration High Income Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 3-year periods and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and below its benchmark for the 3- and 5-year periods. The Board also noted that certain changes had recently been made to the Fund’s principal investment strategy and its portfolio management team.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses were in the 4th quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a management fee reduction implemented in 2024. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.

247

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Hartford Municipal Opportunities Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 3rd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board also noted recent and upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile.
Hartford Municipal Short Duration Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was in line with its benchmark for the 1-, 3- and 5-year periods. The Board also noted recent and upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 1st quintile and its total expenses were in the 4th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.
The Hartford Short Duration Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3-and 5-year periods. The Board also noted upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its actual management fee and total expenses were in the 5th quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for certain share classes of the Fund, and HASCO had contractually agreed to limit its transfer agency fee for Class A shares of the Fund.
The Hartford Strategic Income Fund
•
The Board noted that the Fund’s performance was in the 2nd quintile versus its peer universe for the 1-year period, the 4th quintile for the 3-year period, and the 1st quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile.
Hartford Sustainable Municipal Bond Fund
•
The Board noted that the Fund’s performance was in the 3rd quintile versus its peer universe for the 1- and 5-year periods and the 5th quintile for the 3-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period, below its benchmark for the 3-year period, and in line with its benchmark for the 5-year period. The Board also noted recent and upcoming changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for the Fund.

248

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Hartford Total Return Bond Fund
•
The Board noted that the Fund’s performance was in the 1st quintile versus its peer universe for the 1-year period and the 2nd quintile for the 3- and 5-year periods. The Board also noted that the Fund’s performance was above its benchmark for the 1-year period and in line with its benchmark for the 3- and 5-year periods. The Board also noted recent changes to the Fund’s portfolio management team.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile. The Board also noted that HFMC had contractually agreed to limit the expenses (exclusive of certain specified expenses) for certain share classes of the Fund.
The Hartford World Bond Fund
•
The Board noted that the Fund’s performance was in the 5th quintile versus its peer universe for the 1-year period, the 1st quintile for the 3-year period, and the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 4th quintile of its expense group, while its total expenses were in the 5th quintile.
 * * * *
Based upon the review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

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Hartford Fixed Income Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited)

Bloomberg 1-3 Year US Government/Credit Index (reflects no
deduction for fees, expenses or taxes) is comprised of the US
Government/Credit component of the Bloomberg US Aggregate Bond
Index. The 1-3 Year Government/Credit Index includes securities in the 1-3 year maturity range in the Government/Credit Index.

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of government,
government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.

Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the
Bloomberg Municipal Bond Index. It is a rules-based market
value-weighted index of bonds with maturities of 1 year to 17 years engineered for the tax-exempt bond market.

Bloomberg Municipal Bond Short 1-5 Year Index (reflects no
deduction for fees, expenses or taxes) measures the performance of municipal bonds with time to maturity of more than one year and less than five years.

Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is designed to cover the USD-denominated long-term tax-exempt bond market.
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that cover the US investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through
securities, and asset-backed securities.

Bloomberg US Corporate High Yield Bond Index (reflects no
deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and
nonconvertible debt registered with the US Securities and Exchange
Commission.

Bloomberg US TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents US Treasury inflation-protected securities having a maturity of at least 1 year and less than 10 years.
Bloomberg US TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in US currency, and have more than one year to maturity.

FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of fixed-rate, local currency, investment grade sovereign bonds.
ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes) is a subset of ICE BofA US
Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through B3, inclusive.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global local emerging markets index that consists of regularly traded, liquid fixed-rate, domestic-currency government bonds to which international investors can gain exposure.

Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market value-weighted index that is designed to measure the performance of the US leveraged loan market based upon market weightings, spreads and interest
payments.

Additional Information Regarding Bloomberg Index(es).
“Bloomberg®” and the above referenced Bloomberg index(es) are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”), and have been licensed for use for certain purposes by Hartford Funds Management Company, LLC
("HFMC"). The Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or
warranty, express or implied, to the owners of or counterparties to the
Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The only relationship of Bloomberg to HFMC is the licensing of certain trademarks, trade names and service marks and of the above
referenced Bloomberg index(es), which is determined, composed and calculated by BISL without regard to HFMC or the Funds. Bloomberg has no obligation to take the needs of HFMC or the owners of the
Funds into consideration in determining, composing or calculating the above referenced Bloomberg index(es). Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the
Funds' customers, in connection with the administration, marketing or trading of the Funds.

BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR
THE COMPLETENESS OF THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA RELATED THERETO AND SHALL HAVE NO
LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
HFMC, OWNERS OF THE FUNDS OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED
WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE ABOVE REFERENCED
BLOOMBERG INDEX(ES) OR ANY DATA RELATED THERETO.
WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM
EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND
ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS,
AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY
OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR

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Hartford Fixed Income Funds
Index Glossary for Indices Included in the Annual Shareholder Reports (Unaudited) – (continued)

DAMAGES --WHETHER DIRECT, INDIRECT, CONSEQUENTIAL,
INCIDENTAL, PUNITIVE OR OTHERWISE --ARISING IN
CONNECTION WITH THE ABOVE REFERENCED BLOOMBERG
INDEX(ES) OR ANY DATA OR VALUES RELATING THERETO
--WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE,
EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

251

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFAR-FI24 12/24 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: January 6, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer

Date: January 6, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)